                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _____

Post-Effective Amendment No. 55 (File No. 2-89288) [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY (ACT OF 1940)

Amendment No. 57 (File No. 811-3956) [X]

RIVERSOURCE STRATEGY SERIES, INC.
50606 Ameriprise Financial Center
Minneapolis, MN 55474

Scott R. Plummer
5228 Ameriprise Financial Center
Minneapolis, MN 55474
(612) 671-1947

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[X]  on May 30, 2007 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus


                                                  (RIVERSOURCE INVESTMENTS LOGO)



RIVERSOURCE(R)
EQUITY VALUE FUND



PROSPECTUS MAY 30, 2007
RIVERSOURCE EQUITY VALUE FUND SEEKS TO PROVIDE SHAREHOLDERS WITH GROWTH OF CAPITAL AND INCOME.



Classes A, B, C, I, R2, R3, R4, R5 and W


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial institution if you have other accounts holding shares of RiverSource funds to determine whether you qualify for a sales charge discount. See "Buying and Selling Shares" for more information.

 NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

TABLE OF CONTENTS


THE FUND....................................................      3P
Objective...................................................      3p
Principal Investment Strategies.............................      3p
Principal Risks.............................................      4p
Past Performance............................................      5p
Fees and Expenses...........................................      8p
Other Investment Strategies and Risks.......................     11p
Fund Management and Compensation............................     13p
FINANCIAL HIGHLIGHTS........................................     15P
BUYING AND SELLING SHARES...................................     S.1
Description of Share Classes................................     S.1
   Investment Options -- Classes of Shares .................     S.1
   Sales Charges............................................     S.4
   Opening an Account.......................................    S.10
Exchanging or Selling Shares................................    S.12
   Exchanges................................................    S.15
   Selling Shares...........................................    S.16
VALUING FUND SHARES.........................................    S.17
DISTRIBUTIONS AND TAXES.....................................    S.17
Dividends and Capital Gain Distributions....................    S.18
Reinvestments...............................................    S.18
Taxes.......................................................    S.18
GENERAL INFORMATION.........................................    S.19


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 2P RIVERSOURCE EQUITY VALUE FUND -- 2007 PROSPECTUS

THE FUND

OBJECTIVE

RiverSource Equity Value Fund (the Fund) seeks to provide shareholders with growth of capital and income. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities. These securities may provide income, offer the opportunity for long-term capital appreciation, or both. The Fund's investment philosophy is rooted in the belief that a disciplined, systematic, value-oriented approach to investing primarily in large-cap companies provides investors with an excellent opportunity for long-term growth of capital. The Fund may invest up to 25% of its total assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.



In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) chooses investments by identifying companies that are believed to be undervalued. The investment manager typically focuses on stocks that are, in its view, inexpensive based on ratios such as the following:



- Enterprise value/discretionary cash flows;



- Price/earnings;



- Price/book value; and



- Price/sales.


A company's enterprise value/discretionary cash flow ratio is the ratio of the total market value of the company's stock outstanding, plus long-term debt, to operating cash flow, less capital spending.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to alternative investments.

- The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- The company or the security continues to meet the other standards described above.

--------------------------------------------------------------------------------


                            RIVERSOURCE EQUITY VALUE FUND -- 2007 PROSPECTUS  3P

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.


ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

--------------------------------------------------------------------------------


 4P RIVERSOURCE EQUITY VALUE FUND -- 2007 PROSPECTUS

SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.


PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:


- how the Fund's performance has varied for each full calendar year shown on the bar chart; and


- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

Bar Chart. Class A share information is shown in the bar chart; the sales charge applicable to Class A shares is not reflected in the bar chart.


Table. The table shows total returns from hypothetical investments in Class A, Class B, Class C, Class I and Class R4 shares of the Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:


- the maximum sales charge for Class A shares;

- sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares;


- no sales charge for Class I and Class R4 shares; and



- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.


--------------------------------------------------------------------------------


                            RIVERSOURCE EQUITY VALUE FUND -- 2007 PROSPECTUS  5P

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

--------------------------------------------------------------------------------

                           CLASS A SHARE PERFORMANCE

                           (BASED ON CALENDAR YEARS)


                                  (BAR CHART)


              +24.12%    +9.32%     +10.49%    +0.35%     -4.40%     -25.99%    +32.31%    +14.77%    +11.78%    +20.27%
               1997       1998       1999       2000       2001       2002       2003       2004       2005       2006


During the periods shown in the bar chart, the highest return for a calendar quarter was +20.48% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -23.06% (quarter ended Sept. 30, 2002).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at March 31, 2007 was +0.51%.


--------------------------------------------------------------------------------


 6P RIVERSOURCE EQUITY VALUE FUND -- 2007 PROSPECTUS

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)



                                                                  SINCE       SINCE
                                                                INCEPTION   INCEPTION
                                 1 YEAR    5 YEARS   10 YEARS   (CLASS C)   (CLASS I)
 RiverSource Equity Value Fund:
   Class A
      Return before taxes        +13.36%    +7.33%    +7.43%       N/A          N/A
      Return after taxes on
      distributions              +12.94%    +6.94%    +5.71%       N/A          N/A
      Return after taxes on
      distributions and sale of
      fund shares                 +8.66%    +6.09%    +5.49%       N/A          N/A
   Class B
      Return before taxes        +14.48%    +7.48%    +7.26%       N/A          N/A
   Class C
      Return before taxes        +18.38%    +7.78%      N/A      +5.99%(a)      N/A
   Class I
      Return before taxes        +20.83%      N/A       N/A        N/A       +15.15%(b)
   Class R4*
      Return before taxes        +20.47%    +8.77%    +8.23%       N/A          N/A
 Russell 1000(R) Value Index
 (reflects no deduction for
 fees, expenses or taxes)        +22.25%   +10.86%   +11.00%     +9.15%(c)   +14.48%(d)
 Lipper Large-Cap Value Funds
 Index                           +18.28%    +7.67%    +8.54%     +5.04%(c)   +11.41%(d)



*    Effective Dec. 11, 2006 Class Y was renamed Class R4.



(a)  Inception date is June 26, 2000.



(b)  Inception date is March 4, 2004.


(c)  Measurement period started July 1, 2000.


(d)  Measurement period started March 1, 2004.




The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.


The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


Classes R2, R3, R5 and W have not been in existence for a full calendar year and therefore performance information for these classes is not shown.


--------------------------------------------------------------------------------


                            RIVERSOURCE EQUITY VALUE FUND -- 2007 PROSPECTUS  7P

Past performance for Class R2 for the period prior to the beginning of operations for that class may be calculated based on the performance of Class B. Past performance for Class R3 and Class W for the period prior to the beginning of operations for that class may be calculated based on the performance of Class
A. Past performance for Class R5 for the period prior to the beginning of operations for that class may be calculated based on the performance of Class R4. In each case, the blended class performance will be adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses (for example, 12b-1 fees). The use of blended performance generally results in higher performance for classes with higher operating expenses than those of the class with which they are blended, and lower performance for classes with lower operating expenses than those of the class with which they are blended.


FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees. SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                                  CLASS I
                                                                                 CLASS R2
                                                                                 CLASS R3
                                                                                CLASS R4(B)
                                                                                 CLASS R5
                                                  CLASS A   CLASS B   CLASS C     CLASS W
 Maximum sales charge (load) imposed on
 purchases (as a percentage of offering price)     5.75%(a)  None      None        None
 Maximum deferred sales charge (load) imposed on
 sales (as a percentage of offering price at
 time of purchase)                                  None       5%        1%        None


--------------------------------------------------------------------------------


 8P RIVERSOURCE EQUITY VALUE FUND -- 2007 PROSPECTUS

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
                                                     CLASS A   CLASS B   CLASS C   CLASS W
 Management fees(c)                                   0.58%     0.58%     0.58%     0.58%
 Distribution (12b-1) fees                            0.25%     1.00%     1.00%     0.25%
 Other expenses(d)                                    0.26%     0.28%     0.26%     0.29%
 Total annual fund operating expenses                 1.09%     1.86%     1.84%     1.12%
 Fee waiver/expense reimbursement                     0.00%     0.00%     0.00%     0.00%
 Total annual (net) fund operating expenses           1.09%     1.86%     1.84%     1.12%


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
                                        CLASS I   CLASS R2   CLASS R3   CLASS R4(B)   CLASS R5
 Management fees(c)                      0.58%     0.58%      0.58%        0.58%       0.58%
 Distribution (12b-1) fees               0.00%     0.50%      0.25%        0.00%       0.00%
 Other expenses(d)                       0.09%     0.39%      0.40%        0.40%       0.20%
 Total annual fund operating expenses    0.67%     1.47%      1.23%        0.98%       0.78%
 Fee waiver/expense reimbursement        0.00%     0.00%      0.00%        0.03%       0.00%
 Total annual (net) fund operating
 expenses                                0.67%     1.47%      1.23%        0.95%(e)    0.78%


(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. See "Sales Charges."


(b) Effective Dec. 11, 2006, the following changes were implemented: renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.



(c) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.07% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Large-Cap Value Funds Index. See "Fund Management and Compensation" for more information.



(d) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R2, Class R3 and Class R4, a plan administration services fee. Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.



(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until March 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 0.88% for Class R4.


--------------------------------------------------------------------------------


                            RIVERSOURCE EQUITY VALUE FUND -- 2007 PROSPECTUS  9P

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                   $680        $902        $1,142        $1,832
 Class B                                      $689(b)     $985(b)     $1,207(b)     $1,983(c)
 Class C                                      $287(b)     $579          $996        $2,164
 Class I                                       $68        $215          $374          $838
 Class R2                                     $150        $465          $804        $1,762
 Class R3                                     $125        $391          $677        $1,494
 Class R4                                      $97        $309          $540        $1,203
 Class R5                                      $80        $249          $434          $970
 Class W                                      $114        $356          $618        $1,368


(a)  Includes a 5.75% sales charge.
(b)  Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:


                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                   $680        $902        $1,142        $1,832
 Class B                                      $189        $585        $1,007        $1,983(b)
 Class C                                      $187        $579          $996        $2,164
 Class I                                       $68        $215          $374          $838
 Class R2                                     $150        $465          $804        $1,762
 Class R3                                     $125        $391          $677        $1,494
 Class R4                                      $97        $309          $540        $1,203
 Class R5                                      $80        $249          $434          $970
 Class W                                      $114        $356          $618        $1,368


(a)  Includes a 5.75% sales charge.
(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

--------------------------------------------------------------------------------


 10P RIVERSOURCE EQUITY VALUE FUND -- 2007 PROSPECTUS

OTHER INVESTMENT STRATEGIES AND RISKS


Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses. Although ETFs are designed to replicate the price and yield of a specified market index, there is no guarantee that an ETF will track its specified market index, which may result in a loss. Additionally, the Fund may use derivatives such as futures, options, forward contracts, and swaps (which are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, indexes or currencies). These derivative instruments are used to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase flexibility. Derivative instruments will typically increase the Fund's exposure to the principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments, or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives and certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.


--------------------------------------------------------------------------------


                           RIVERSOURCE EQUITY VALUE FUND -- 2007 PROSPECTUS  11P

Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated money market fund. See "Cash Reserves" for more information.



Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.


Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.


Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."


Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

--------------------------------------------------------------------------------


 12P RIVERSOURCE EQUITY VALUE FUND -- 2007 PROSPECTUS

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER


RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.



The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.58% of the Fund's average daily net assets, including an adjustment under the terms of a performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. The index against which the Fund's performance is currently measured for purposes of the performance incentive adjustment is the Lipper Large-Cap Value Funds Index. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent annual or semiannual shareholder report.


Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Warren Spitz, Senior Portfolio Manager

- Managed the Fund since 2000.

- Joined RiverSource Investments in 2000 as a Senior Portfolio Manager.

- Portfolio Manager, Prudential Global Asset Management, 1987 to 2000.

- Began investment career in 1984.

- MBA, Wharton School, University of Pennsylvania.

Steve Schroll, Portfolio Manager


- Managed the Fund since 2003.


- Joined RiverSource Investments in 1998 as a Senior Security Analyst.

- Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

--------------------------------------------------------------------------------


                           RIVERSOURCE EQUITY VALUE FUND -- 2007 PROSPECTUS  13P

- Began investment career in 1981.

- MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager


- Managed the Fund since 2003.


- Joined RiverSource Investments in 2001 as a Security Analyst.

- Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.


- Began investment career in 1998.


- MS, University of Wisconsin, Applied Security Analysis Program.


Paul Stocking, Associate Portfolio Manager



- Managed the Fund since 2006.



- Joined RiverSource Investments in 1995 as a Senior Equity Analyst.



- Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.



- Began investment career in 1987.



- MBA, University of Chicago.


The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

--------------------------------------------------------------------------------


 14P RIVERSOURCE EQUITY VALUE FUND -- 2007 PROSPECTUS

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY KPMG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST.

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,           2007              2006           2005           2004           2003
Net asset value, beginning of period     $12.16         $10.12          $9.17          $6.39          $9.45
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .14            .12            .15            .10            .10
Net gains (losses) (both realized
 and unrealized)                           1.27           2.03            .94           2.77          (3.08)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.41           2.15           1.09           2.87          (2.98)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.14)          (.11)          (.14)          (.09)          (.08)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $13.43         $12.16         $10.12          $9.17          $6.39
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $1,038           $928           $865           $889           $685
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(b),(c)                  1.09%          1.16%          1.11%          1.07%          1.00%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.13%          1.04%          1.46%          1.19%          1.22%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          37%            28%            25%            39%            38%
-----------------------------------------------------------------------------------------------------------
Total return(d)                          11.67%         21.31%         11.96%         45.06%        (31.58%)
-----------------------------------------------------------------------------------------------------------


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.



(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.



(d)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------


                           RIVERSOURCE EQUITY VALUE FUND -- 2007 PROSPECTUS  15P

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,           2007              2006           2005           2004           2003
Net asset value, beginning of period     $12.19         $10.14          $9.18          $6.40          $9.46
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .04            .01            .07            .03            .03
Net gains (losses) (both realized
 and unrealized)                           1.27           2.06            .95           2.78          (3.07)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.31           2.07           1.02           2.81          (3.04)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.04)          (.02)          (.06)          (.03)          (.02)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $13.46         $12.19         $10.14          $9.18          $6.40
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $185           $226           $275           $341           $319
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(b),(c)                  1.86%          1.92%          1.88%          1.84%          1.77%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets               .35%           .28%           .69%           .44%           .44%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          37%            28%            25%            39%            38%
-----------------------------------------------------------------------------------------------------------
Total return(d)                          10.77%         20.39%         11.16%         43.89%        (32.13%)
-----------------------------------------------------------------------------------------------------------


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.



(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.



(d)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------


 16P RIVERSOURCE EQUITY VALUE FUND -- 2007 PROSPECTUS

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,           2007              2006           2005           2004           2003
Net asset value, beginning of period     $12.09         $10.06          $9.12          $6.36          $9.40
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .06            .02            .07            .03            .03
Net gains (losses) (both realized
 and unrealized)                           1.24           2.03            .93           2.76          (3.04)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.30           2.05           1.00           2.79          (3.01)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.05)          (.02)          (.06)          (.03)          (.03)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $13.34         $12.09         $10.06          $9.12          $6.36
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $6             $4             $3             $3             $3
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(b),(c)                  1.84%          1.92%          1.88%          1.85%          1.79%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets               .38%           .28%           .69%           .42%           .44%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          37%            28%            25%            39%            38%
-----------------------------------------------------------------------------------------------------------
Total return(d)                          10.81%         20.43%         11.05%         43.87%        (32.09%)
-----------------------------------------------------------------------------------------------------------


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.



(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.



(d)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------


                           RIVERSOURCE EQUITY VALUE FUND -- 2007 PROSPECTUS  17P

CLASS I



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,           2007              2006           2005        2004(B)
Net asset value, beginning of period     $12.18         $10.13          $9.18          $9.44
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .20            .18            .19            .08
Net gains (losses) (both realized
 and unrealized)                           1.26           2.02            .94           (.31)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.46           2.20           1.13           (.23)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.19)          (.15)          (.18)          (.03)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $13.45         $12.18         $10.13          $9.18
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--            $--            $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)                   .67%           .72%           .67%           .71%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.54%          1.48%          1.89%          1.29%(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          37%            28%            25%            39%
-----------------------------------------------------------------------------------------------------------
Total return(f)                          12.11%         21.90%         12.45%         (2.42%)(g)
-----------------------------------------------------------------------------------------------------------


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from March 4, 2004 (inception date) to March 31, 2004.



(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.



(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.



(e)  Adjusted to an annual basis.



(f)  Total return does not reflect payment of a sales charge.



(g)  Not annualized.


--------------------------------------------------------------------------------


 18P RIVERSOURCE EQUITY VALUE FUND -- 2007 PROSPECTUS

CLASS R2



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,          2007(B)
Net asset value, beginning of period     $13.36
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .10
Net gains (losses) (both realized
 and unrealized)                            .04
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .14
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.07)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $13.43
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)                  1.38%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets               .81%(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          37%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           1.04%(g)
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.



(b)  For the period from Dec. 11, 2006 (inception date) to March 31, 2007.



(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.



(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.



(e)  Adjusted to an annual basis.



(f)  Total return does not reflect payment of a sales charge.



(g)  Not annualized.


--------------------------------------------------------------------------------


                           RIVERSOURCE EQUITY VALUE FUND -- 2007 PROSPECTUS  19P

CLASS R3



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,          2007(B)
Net asset value, beginning of period     $13.36
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .11
Net gains (losses) (both realized
 and unrealized)                            .04
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .15
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.08)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $13.43
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)                  1.12%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.08%(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          37%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           1.11%(g)
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.



(b)  For the period from Dec. 11, 2006 (inception date) to March 31, 2007.



(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.



(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.



(e)  Adjusted to an annual basis.



(f)  Total return does not reflect payment of a sales charge.



(g)  Not annualized.


--------------------------------------------------------------------------------


 20P RIVERSOURCE EQUITY VALUE FUND -- 2007 PROSPECTUS

CLASS R4*



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,              2007           2006           2005           2004           2003
Net asset value, beginning of period     $12.17         $10.13          $9.18          $6.40          $9.46
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .16            .15            .17            .12            .11
Net gains (losses) (both realized
 and unrealized)                           1.27           2.02            .94           2.76          (3.07)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.43           2.17           1.11           2.88          (2.96)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.16)          (.13)          (.16)          (.10)          (.10)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $13.44         $12.17         $10.13          $9.18          $6.40
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $12            $13             $8             $5             $3
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(b),(c)                   .93%(d)        .98%           .94%           .91%           .83%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.28%          1.22%          1.61%          1.35%          1.40%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          37%            28%            25%            39%            38%
-----------------------------------------------------------------------------------------------------------
Total return(e)                          11.83%         21.51%         12.16%         45.25%        (31.41%)
-----------------------------------------------------------------------------------------------------------



*    Effective Dec. 11, 2006, Class Y was renamed Class R4.



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.



(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.



(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.



(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R4 would have been 0.94% for the year ended March 31, 2007.



(e)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------


                           RIVERSOURCE EQUITY VALUE FUND -- 2007 PROSPECTUS  21P

CLASS R5



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,          2007(B)
Net asset value, beginning of period     $13.36
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .13
Net gains (losses) (both realized
 and unrealized)                            .04
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .17
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.10)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $13.43
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)                   .70%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.55%(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          37%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           1.25%(g)
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.



(b)  For the period from Dec. 11, 2006 (inception date) to March 31, 2007.



(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.



(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.



(e)  Adjusted to an annual basis.



(f)  Total return does not reflect payment of a sales charge.



(g)  Not annualized.


--------------------------------------------------------------------------------


 22P RIVERSOURCE EQUITY VALUE FUND -- 2007 PROSPECTUS

CLASS W



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,          2007(B)
Net asset value, beginning of period     $13.17
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .12
Net gains (losses) (both realized
 and unrealized)                            .22
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .34
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.08)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $13.43
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)                  1.03%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.14%(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          37%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           2.59%(g)
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.



(b)  For the period from Dec. 1, 2006 (inception date) to March 31, 2007.



(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.



(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.



(e)  Adjusted to an annual basis.



(f)  Total return does not reflect payment of a sales charge.



(g)  Not annualized.


--------------------------------------------------------------------------------


                           RIVERSOURCE EQUITY VALUE FUND -- 2007 PROSPECTUS  23P

BUYING AND SELLING SHARES


The RiverSource funds are available through broker-dealers, certain 401(k) or other qualified and nonqualified plans, banks, or other financial intermediaries or institutions (financial institutions). THESE FINANCIAL INSTITUTIONS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial institutions through which shares are held. Since the fund may not have a record of your transactions, you should always contact the financial institution through which you purchased the fund to make changes to or give instructions concerning your account or to obtain information about your account. The fund, the distributor and the transfer agent are not responsible for the failure of one of these financial institutions to carry out its obligations to its customers.




DESCRIPTION OF SHARE CLASSES



INVESTMENT OPTIONS -- CLASSES OF SHARES



The RiverSource funds offer different classes of shares. There are differences among the fees and expenses for each class. See the "Fees and Expenses" table for more information. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial institution can help you with this decision. The following table shows the key features of each class. (The cover of this prospectus indicates which classes are currently offered for this Fund.)


INVESTMENT OPTIONS SUMMARY


See the "Fees and Expenses" table to determine which classes are offered by this fund.



                                                  CONTINGENT                                   PLAN
                               INITIAL            DEFERRED SALES             DISTRIBUTION AND  ADMINISTRATION
           AVAILABILITY        SALES CHARGE       CHARGE (CDSC)              SERVICE FEE(A)    FEE
-------------------------------------------------------------------------------------------------------------
Class A    Available to        Yes. Payable at    No.                        Yes.              No.
           all investors.      time of purchase.                             0.25%
                               Lower sales
                               charge for larger
                               investments.
-------------------------------------------------------------------------------------------------------------
Class      Available to        No. Entire         Maximum 5% CDSC during     Yes.              No.
  B(b)     all investors.      purchase price is  the first year decreasing  1.00%
                               invested in        to 0% after six years.
                               shares of the
                               fund.
-------------------------------------------------------------------------------------------------------------
Class C    Available to        No. Entire         1% CDSC may apply if you   Yes.              No.
           all investors.      purchase price is  sell shares within one     1.00%
                               invested in        year after purchase.
                               shares of the
                               fund.
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

S. 1                                                                    S-6400-4

INVESTMENT OPTIONS SUMMARY (CONTINUED)
                                                  CONTINGENT                                   PLAN
                               INITIAL            DEFERRED SALES             DISTRIBUTION AND  ADMINISTRATION
           AVAILABILITY        SALES CHARGE       CHARGE (CDSC)              SERVICE FEE(A)    FEE
-------------------------------------------------------------------------------------------------------------
Class I    Limited to          No.                No.                        No.               No.
           qualifying
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R2   Limited to          No.                No.                        Yes.              Yes.
           qualifying                                                        0.50%             0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R3   Limited to          No.                No.                        Yes.              Yes.
           qualifying                                                        0.25%             0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R4   Limited to          No.                No.                        No.               Yes.
           qualifying                                                                          0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R5   Limited to          No.                No.                        No.               No.
           qualifying
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class W    Limited to          No.                No.                        Yes.              No.
           qualifying                                                        0.25%
           discretionary
           managed accounts.
-------------------------------------------------------------------------------------------------------------



(a) For Class A, Class B, Class C, Class R2, Class R3 and Class W shares, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares. Because these fees are paid out of a fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.


(b)  See "Buying and Selling Shares, Sales Charges, Class B and Class
     C -- contingent deferred sales charge alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing will vary depending on the date of your original purchase of the Class B shares.



DISTRIBUTION AND SERVICE FEES



The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing a fund's shares and providing services to fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25% of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor begins to pay these fees one year after purchase. Financial institutions also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay one year after purchase. For Class B shares, and, for the first year after sale only, for Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to

--------------------------------------------------------------------------------

                                                                            S. 2
financial institutions that sell Class B shares, and to pay for other distribution related expenses. Financial institutions may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor.



PLAN ADMINISTRATION FEE



Class R2, Class R3 and Class R4 pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 is equal on an annual basis to 0.25% of assets attributable to the respective class.


DETERMINING WHICH CLASS OF SHARES TO PURCHASE


CLASS A, CLASS B AND CLASS C SHARES



If your investments in RiverSource funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases.


If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial institution.


CLASS I SHARES.



The following eligible investors may purchase Class I shares:



- Any fund distributed by RiverSource Distributors, Inc. and Ameriprise Financial Services, if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other RiverSource funds.



- Endowments, foundations and defined benefit plans with a minimum investment of $5 million.



Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.



CLASS R SHARES.



The following eligible investors may purchase Class R2, Class R3, Class R4 and Class R5 shares:



- Qualified employee benefit plans.


--------------------------------------------------------------------------------

S. 3

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.



- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.



- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.



Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans.



CLASS W SHARES.



The following eligible investors may purchase Class W shares:



- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.



Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.



Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.



In addition, for Class I, Class R and Class W shares, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.


For more information, see the SAI.


SALES CHARGES


CLASS A -- INITIAL SALES CHARGE ALTERNATIVE

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial institution through which you purchased the shares. The distributor retains the balance of the sales charge. Sales charges vary depending on the amount of your purchase.

--------------------------------------------------------------------------------

                                                                            S. 4

SALES CHARGE* FOR CLASS A SHARES:

                                                                           MAXIMUM
                                 AS A % OF         AS A % OF NET     RE-ALLOWANCE AS A %
TOTAL MARKET VALUE            PURCHASE PRICE**    AMOUNT INVESTED     OF PURCHASE PRICE
----------------------------------------------------------------------------------------
 Up to $49,999                      5.75%               6.10%                5.00%
 $50,000 -- $99,999                 4.75                4.99                 4.00
 $100,000 -- $249,999               3.50                3.63                 3.00
 $250,000 -- $499,999               2.50                2.56                 2.15
 $500,000 -- $999,999               2.00                2.04                 1.75
 $1,000,000 or more                 0.00                0.00                 0.00***

  * Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
 ** Purchase price includes the sales charge.

 ***Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial institution the following: a sales commission of up to 1.00% for a sale with a total market value of $1,000,000 to $3,000,000; a sales commission up to 0.50% for a sale of $3,000,000 to $10,000,000; and a sales commission up to 0.25% for a sale of $10,000,000 or more.


INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION. You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts. The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:


- Your current investment in a fund; and


- Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in the fund and other RiverSource funds, provided your investment was subject to a sales charge. Your primary household group consists of you, your spouse or domestic partner and your unmarried children under age 21 sharing a mailing address.

The following accounts are eligible to be included in determining the sales charge on your purchase:

- Individual or joint accounts;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

--------------------------------------------------------------------------------

S. 5

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in determining the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;


- Investments in Class D, Class E, Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;


- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

- Charitable and irrevocable trust accounts.

If you purchase RiverSource fund shares through different financial institutions, and you want to include those assets toward a reduced sales charge, you must inform your financial institution in writing about the other accounts when placing your purchase order. Contact your financial institution to determine what information is required.

Unless you provide your financial institution in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

For more information on rights of accumulation, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more over a period of 13 months or less, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing a LOI form. The LOI becomes effective only after the form is processed in good order by the fund. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares that were charged a front-end sales load toward the LOI commitment amount. If the LOI is backdated, the 13-month period begins on the date of the earliest purchase included in the LOI.


Holdings More than 90 Days Old. Purchases made more than 90 days before your LOI is processed by the fund will not be counted toward the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included in an LOI, they may help you obtain a reduced sales charge on future purchases as described in "Initial Sales Charge -- Rights of Accumulation."


--------------------------------------------------------------------------------

                                                                            S. 6

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial institution provide this information to the fund when placing your purchase order. For more details on LOIs, please contact your financial institution or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:


- current or retired Board members, officers or employees of RiverSource funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.



- current or retired Ameriprise Financial Services, Inc. (Ameriprise Financial Services) financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.



- registered representatives and other employees of financial institutions having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.



- portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.


- qualified employee benefit plans offering participants daily access to RiverSource funds. Eligibility must be determined in advance. For assistance, please contact your financial institution.


- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer of Class R or Class Y shares in a fund to Class A shares in the same fund.


- purchases made:

  - with dividend or capital gain distributions from a fund or from the same class of another RiverSource fund;

  - through or under a wrap fee product or other investment product sponsored by a financial institution having a selling agreement with the distributor;


  - through Ameriprise(SM) Personal Trust Services' Asset-Based pricing alternative, provided by Ameriprise Bank, FSB.


- shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

--------------------------------------------------------------------------------

S. 7

Unless you provide your financial institution with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.


Because the current prospectus is available on RiverSource Investment's website free of charge, RiverSource Investments does not disclose this information separately on the website.


CLASS B AND CLASS C -- CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline:

IF THE SALE IS MADE DURING THE:                      THE CDSC PERCENTAGE RATE IS:*
 First year                                                        5%
 Second year                                                       4%
 Third year                                                        4%
 Fourth year                                                       3%
 Fifth year                                                        2%
 Sixth year                                                        1%
 Seventh or eighth year                                            0%

* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial institutions that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.


Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.


Class B shares purchased prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased beginning May 21, 2005 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a sales commission of 1% to financial institutions that sell Class C shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares.

--------------------------------------------------------------------------------

                                                                            S. 8

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death;

- held in trust for an employee benefit plan; or

- held in IRAs or certain qualified plans, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

  - at least 59 1/2 years old AND

  - taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

  - selling under an approved substantially equal periodic payment arrangement.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares in the event of the shareholder's death.


CLASS I, CLASS R2, CLASS R3, CLASS R4, CLASS R5 AND CLASS W -- NO SALES CHARGE. For Class I, Class R2, Class R3, Class R4, Class R5 and Class W, there is no initial sales charge or CDSC.


--------------------------------------------------------------------------------

S. 9

OPENING AN ACCOUNT


Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the financial institution through which you are investing in the fund may not be able to open an account for you. If the financial institution through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial institution.


Your financial institution may establish and maintain your account directly or it may establish and maintain your account with the distributor. The distributor may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts maintained by the distributor will be supported by the fund's transfer agent.



METHODS OF PURCHASING SHARES



These methods of purchasing shares apply to Class A, Class B, and Class C shares.



THROUGH AN ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION



ALL REQUESTS        The financial institution through which you buy shares may have different policies not described in this prospectus,
                    including different minimum investment amounts and minimum account balances.
--------------------------------------------------------------------------------



THROUGH AN ACCOUNT ESTABLISHED WITH THE FUND



BY MAIL The financial institution through which you buy shares may establish an account directly with the fund. To establish an account in this fashion, complete a RiverSource funds account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be requested by calling (888) 791-3380. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.



                    Mail your check and completed application to:



                    REGULAR MAIL    RIVERSOURCE INVESTMENTS (FUNDS)
                                    P.O. BOX 8041
                                    BOSTON, MA 02266-8041
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                                                           S. 10

THROUGH AN ACCOUNT ESTABLISHED WITH THE FUND (CONT.)



BY MAIL (CONT.)
                    EXPRESS MAIL    RIVERSOURCE INVESTMENTS (FUNDS)
                                    C/O BFDS
                                    30 DAN ROAD
                                    CANTON, MA 02021-2809



                    If you already have an account, include your name, account number and the name of the fund and class of shares along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.
--------------------------------------------------------------------------------



BY WIRE OR ACH      Fund shares purchased through the distributor may be paid
                    for by federal funds wire. Before sending a wire, call (888)
                    791-3380 to notify the distributor of the wire and to receive further instructions.



                    If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application.



                    Your bank or financial institution may charge additional fees for wire transactions.
--------------------------------------------------------------------------------



BY EXCHANGE         Call (888) 791-3380 or send signed written instructions to the address above.
--------------------------------------------------------------------------------



MINIMUM INVESTMENT AND ACCOUNT BALANCE

                         FOR ALL FUNDS,
                         CLASSES AND
                         ACCOUNTS EXCEPT
                         THOSE LISTED TO THE   TAX QUALIFIED  RIVERSOURCE DISCIPLINED
                         RIGHT (NONQUALIFIED)  ACCOUNTS       SMALL CAP VALUE FUND     CLASS W
----------------------------------------------------------------------------------------------
INITIAL INVESTMENT       $2,000                $1,000         $5,000                   $500
----------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS   $100                  $100           $100                     None
----------------------------------------------------------------------------------------------
ACCOUNT BALANCE*         $300                  None           $2,500                   $500


 * If your fund account balance falls below the minimum account balance for any reason, including a market decline, you will be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

S. 11

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS


                         FOR ALL FUNDS,
                         CLASSES AND
                         ACCOUNTS EXCEPT
                         THOSE LISTED TO THE   TAX QUALIFIED  RIVERSOURCE DISCIPLINED
                         RIGHT (NONQUALIFIED)  ACCOUNTS       SMALL CAP VALUE FUND     CLASS W
----------------------------------------------------------------------------------------------
INITIAL INVESTMENT       $100                  $100           $5,000                   $500
----------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS   $100                  $50            $100                     None
----------------------------------------------------------------------------------------------
ACCOUNT BALANCE**        None                  None           $2,500                   $500


** If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
--------------------------------------------------------------------------------


If approved by the distributor, these minimums may be waived for accounts that are managed by an investment professional (for example, discretionary wrap accounts) or are a part of an employer-sponsored retirement plan.


The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial institution for information regarding wire or electronic funds transfer.

EXCHANGING OR SELLING SHARES


You may exchange or sell shares by having your financial institution process your transaction. If your account is maintained directly with your financial institution, you must contact that financial institution to exchange or sell shares of the fund. If your account was established with the distributor, there are a variety of methods you may use to exchange or sell shares of the fund.



WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES



ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION



ALL REQUESTS        You can exchange or sell shares by having your financial
                    institution process your transaction. The financial
                    institution through which you purchased shares may have
                    different policies not described in this prospectus,
                    including different transaction limits, exchange policies
                    and sale procedures.
--------------------------------------------------------------------------------



ACCOUNT ESTABLISHED WITH THE FUND



BY MAIL             Mail your exchange or sale request to:



                    REGULAR MAIL    RIVERSOURCE INVESTMENTS (FUNDS)
                                    P.O. BOX 8041
                                    BOSTON, MA 02266-8041
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                                                           S. 12

ACCOUNT ESTABLISHED WITH THE FUND (CONT.)



BY MAIL (CONT.)
                    EXPRESS MAIL    RIVERSOURCE INVESTMENTS (FUNDS)
                                    C/O BFDS
                                    30 DAN ROAD
                                    CANTON, MA 02021-2809



                    Include in your letter:



                    - your name



                    - the name of the fund(s)



                    - your account number



                    - the class of shares to be exchanged or sold



                    - your Social Security number or Employer Identification
                      number



                    - the dollar amount or number of shares you want to exchange or sell



                    - specific instructions regarding delivery or exchange
                      destination



                    - signature(s) of registered account owner(s)



                    - any special documents the transfer agent may require in
                      order to process your order



                    Corporate, trust or partnership accounts may need to send additional documents.



                    Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.



                    A Medallion Signature Guarantee is required if:



                    - Amount is over $50,000.



                    - You want your check made payable to someone other than
                      yourself.



                    - Your address has changed within the last 30 days.



                    - You want the check mailed to an address other than the
                      address of record.



                    - You want the proceeds sent to a bank account not on file.



                    - You are the beneficiary of the account and the account
                      owner is deceased (additional documents may be required).



                    A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial institution providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

S. 13

ACCOUNT ESTABLISHED WITH THE FUND (CONT.)



BY MAIL (CONT.)
                    the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.



                    NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.
--------------------------------------------------------------------------------



BY TELEPHONE        Call (888) 791-3380. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.
                    Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing to the address above.



                    Payment will be mailed to the address of record and made payable to the names listed on the account.



                    Telephone sale requests are limited to $100,000 per day.
--------------------------------------------------------------------------------



BY WIRE OR ACH      You can wire money from your fund account to your bank
                    account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.



                    Call (888) 791-3380 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.



                    A service fee may be charged against your account for each wire sent.



                    Minimum amount: $100



                    Your bank or financial institution may charge additional fees for wire transactions.
--------------------------------------------------------------------------------



BY SCHEDULED
PAYOUT PLAN         You may elect to receive regular periodic payments through an automatic sale of shares. See the SAI for more
                    information.
--------------------------------------------------------------------------------



IMPORTANT: Payments sent by a bank authorization or check that are not guaranteed may take up to ten days to clear. This may cause your sale request to fail to process if the requested amount includes unguaranteed funds.


--------------------------------------------------------------------------------

                                                                           S. 14

EXCHANGES


Generally, you may exchange your fund shares for shares of the same class of any other publicly offered RiverSource fund without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order.


MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

FUNDS THAT INVEST IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS.

SEE "VALUING FUND SHARES" FOR A DISCUSSION OF THE RIVERSOURCE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.


THE RIVERSOURCE FUNDS' BOARDS HAVE ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:


- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund seeks the assistance of financial institutions in applying similar restrictions on the sub-accounts of their participants or clients.

--------------------------------------------------------------------------------

S. 15

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial institution. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial institutions where market timing activity may not always be successfully detected.

Other exchange policies:

- Exchanges must be made into the same class of shares of the new fund.


- Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.


- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

- Once the fund receives your exchange request, you cannot cancel it.

- Shares of the new fund may not be used on the same day for another exchange or sale.


- Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.


SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.


REPURCHASES. You can change your mind after requesting a sale and use all or part of the sale proceeds to purchase new shares in the same account, fund and class from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV, up to the amount of the sale proceeds, instead of paying a sales charge on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. In order for you to take advantage of this repurchase waiver, you must notify your financial institution within 90 days of the date your sale request was processed. Contact your financial institution for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.


--------------------------------------------------------------------------------

                                                                           S. 16

Each fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

VALUING FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.


Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, contact your financial institution.


The NAV is the value of a single share of a fund. The NAV is determined by dividing the value of a fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. Securities are valued primarily on the basis of market quotations. Market quotations are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund has significant holdings of foreign securities or small cap stocks that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's shares may change on days when shareholders will not be able to purchase or sell the fund's shares.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

--------------------------------------------------------------------------------

S. 17

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund, unless you request distributions in cash. The financial institution through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

--------------------------------------------------------------------------------

                                                                           S. 18

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.


Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements upon the withdrawal of the sales proceeds from such accounts. Please consult your tax advisor.



REITs often do not provide complete tax information until after the calendar year-end; generally mid to late January and continuing through early February. Consequently, if your fund has significant investments in REITs, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are mailed in January.


IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult your financial institution to determine availability of RiverSource funds. Currently, RiverSource funds may be purchased or sold through affiliated broker-dealers of RiverSource Investments and through certain unaffiliated financial institutions. If you set up an account at a financial institution that does not have, and is unable to obtain, a selling agreement with the distributor of the RiverSource funds, you will not be able to transfer RiverSource fund holdings to that account. In that event, you must either maintain your RiverSource fund holdings with your current financial institution, find another financial institution with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

--------------------------------------------------------------------------------

S. 19

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association provides custody services. In addition, Ameriprise Trust Company is paid for certain transaction fees and out-of-pocket expenses incurred while providing services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."


Distribution and Shareholder Services. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, and Ameriprise Financial Services, 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (collectively, the distributor), provide underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor re-allows the remainder of these fees (or the full fee) to the financial institutions that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares: Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the RiverSource funds' policy regarding directed brokerage.



Plan Administration Services. Under a Plan Administration Services Agreement the fund pays for plan administration services, including recordkeeping, communication or educational services to 529 and retirement plan sponsors, plans and plan participants. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."



Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial institutions that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.


--------------------------------------------------------------------------------

                                                                           S. 20

PAYMENTS TO FINANCIAL INSTITUTIONS


RiverSource Investments and its affiliates may make or support additional cash payments out of their own resources to financial institutions, including inter-company allocation of resources to affiliated broker-dealers such as Ameriprise Financial Services (and its licensed representatives), in connection with selling fund shares or providing services to the fund or its shareholders. These inter-company allocations may include payment as compensation to employees of RiverSource Investments who are licensed by Ameriprise Financial Services, in respect of certain sales and solicitation activity on behalf of the funds. These payments and inter-company allocations are in addition to any 12b-1 distribution and/or shareholder service fees or other amounts paid by the fund to the distributor under distribution and shareholder servicing plans, or paid by the fund to the transfer agent under its transfer agency agreement or plan administration agreement, which fees may be used by these entities to support shareholder account maintenance, sub-accounting, recordkeeping or other services provided directly by the financial institution to shareholders or 529 and retirement plans and the plan participants. In exchange for these payments and inter-company allocations, RiverSource Investments and its affiliates may receive preferred access to registered representatives of a financial institution (for example, the ability to make presentations in branch offices or at conferences) or preferred access to customers of the financial institution (for example, the ability to advertise or directly interact with the financial institution's customers in order to sell the fund). These arrangements are sometimes referred to as "revenue sharing payments." In some cases, these arrangements may create an incentive for a financial institution or its representatives to recommend or sell shares of a fund and may create a conflict of interest between a financial institution's financial interest and its duties to its customers. Please contact the financial institution through which you are purchasing shares of the fund for details about any payments it may receive in connection with the solicitation and sale of fund shares or providing services to the fund or its shareholders. These payments and inter-company allocations are usually calculated based on a percentage of fund sales and/or as a percentage of fund assets attributable to a particular financial institution. These payments may also be negotiated based on other criteria or factors including, but not limited to, the financial institution's affiliation with the investment manager, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships and the scope and quality of services it provides. The amount of payment or inter-company allocation may vary by financial institution and by type of sale (e.g., purchases of different share classes or purchases of the fund through a qualified plan or through a wrap program), and may be significant.


--------------------------------------------------------------------------------

S. 21

From time to time, RiverSource Investments and its affiliates may make other reimbursements or payments to financial institutions or their representatives including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject.

ADDITIONAL MANAGEMENT INFORMATION

MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.


AFFILIATED PRODUCTS. RiverSource Investments also serves as investment manager to RiverSource funds that provide asset-allocation services to shareholders by investing in shares of other RiverSource funds (Funds of Funds) and to discretionary managed accounts (collectively referred to as "affiliated products"). A fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments seeks to minimize the impact of these transactions by structuring them over a reasonable period of time or through other measures, a fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of a fund, a redemption by one or more affiliated product could cause a fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments will report to the Board on the steps it has taken to manage any potential conflicts.


--------------------------------------------------------------------------------

                                                                           S. 22

CASH RESERVES. A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.


FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.


LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the Fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


--------------------------------------------------------------------------------



S. 23

This fund can be purchased from Ameriprise Financial Services or from a limited number of other authorized financial institutions. The fund can be found under the "RiverSource" banner in most mutual fund quotations.

Additional information about the fund and its investments is available in the fund's SAI, and annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Funds or your financial institution. To make a shareholder inquiry, contact the financial institution through whom you purchased the fund.

RiverSource Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474
(888) 791-3380

RiverSource Funds information available at RiverSource Investments website address:
riversource.com/funds


You may review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, N.E., Washington, D.C. 20549-0102.


Investment Company Act File #811-3956


TICKER SYMBOL
Class A: IEVAX     Class B: INEGX     Class C: --
Class I: --        Class R2: --       Class R3: RSEVX
Class R4: AEVYX    Class R5: RSEYX    Class W: --



(RIVERSOURCE INVESTMENTS LOGO)                                S-6382-99 V (5/07)

Prospectus


                                                  (RIVERSOURCE INVESTMENTS LOGO)


RIVERSOURCE(R)
SMALL CAP ADVANTAGE FUND

PROSPECTUS MAY 30, 2007
RIVERSOURCE SMALL CAP ADVANTAGE FUND SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL GROWTH.

Classes A, B, C, I, R2, R3, R4 and R5

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial institution if you have other accounts holding shares of RiverSource funds to determine whether you qualify for a sales charge discount. See "Buying and Selling Shares" for more information.

 NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

TABLE OF CONTENTS


THE FUND....................................................      3P
Objective...................................................      3p
Principal Investment Strategies.............................      3p
Principal Risks.............................................      4p
Past Performance............................................      5p
Fees and Expenses...........................................      9p
Other Investment Strategies and Risks.......................     12p
Fund Management and Compensation............................     15p
FINANCIAL HIGHLIGHTS........................................     17P
BUYING AND SELLING SHARES...................................     S.1
Description of Share Classes................................     S.1
   Investment Options -- Classes of Shares .................     S.1
   Sales Charges............................................     S.4
   Opening an Account.......................................    S.10
Exchanging or Selling Shares................................    S.12
   Exchanges................................................    S.15
   Selling Shares...........................................    S.16
VALUING FUND SHARES.........................................    S.17
DISTRIBUTIONS AND TAXES.....................................    S.17
Dividends and Capital Gain Distributions....................    S.18
Reinvestments...............................................    S.18
Taxes.......................................................    S.18
GENERAL INFORMATION.........................................    S.19


--------------------------------------------------------------------------------

 2P RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 PROSPECTUS

THE FUND

OBJECTIVE

RiverSource Small Cap Advantage Fund (the Fund) seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES


The Fund's assets primarily are invested in equity securities. Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with market capitalizations of up to $2 billion or that fall within the range of the Russell 2000(R) Index at the time of investment. At April 30, 2007, the range of the Russell 2000 Index was between $53 million and $4.63 billion. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.



RiverSource Investments, LLC (RiverSource Investments) serves as the investment manager to the Fund and is responsible for the oversight of the subadviser, Kenwood Capital Management LLC (Kenwood or Subadviser), an indirect partially-owned subsidiary of Ameriprise Financial, Inc., which provides day-to-day management of the Fund. Under normal market conditions, it is expected that the Fund will be substantially invested in common stocks across a wide range of industries.



Kenwood employs a multi-factor quantitative model to identify individual stock mispricing opportunities. On a daily basis, Kenwood's proprietary appraisal model ranks every small-cap stock based on its predicted future performance potential relative to other stocks within the same economic sector. The main components of the model are:



- Valuation relative to earnings and free cash flow.



- Trends in forecasted earnings and earnings surprises.



- Financial Strength (profitability, balance sheet structure, and quality of earnings).



- Price momentum.



New positions in the Fund will generally rank in the top 40% of the selection universe. Kenwood also performs a qualitative review of all buy candidates in order to verify the accuracy of model-based rankings.



Kenwood's selection discipline favors companies that exhibit:


- Attractive valuations, based on measures such as the ratio of stock price to company earnings or free cash flow per share.

- Improving earnings, based on trends in analysts' estimates or earnings that were better than expected.


Kenwood will normally reduce a position in a stock holding if it believes:



- The stock's ranking falls below median.


--------------------------------------------------------------------------------

                     RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 PROSPECTUS  3P

- The stock becomes expensive relative to other stocks in the sector.

- The company's financial performance fails to meet expectations.

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

SMALL COMPANY RISK. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

--------------------------------------------------------------------------------

 4P RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.


Table. The table shows total returns from hypothetical investments in Class A, Class B, Class C, Class I and Class R4 shares of the Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:


- the maximum sales charge for Class A shares;

- sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares;


- no sales charge for Class I and Class R4 shares; and


- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.

--------------------------------------------------------------------------------

                     RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 PROSPECTUS  5P

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

--------------------------------------------------------------------------------
                           CLASS A SHARE PERFORMANCE
                           (BASED ON CALENDAR YEARS)


                                  (BAR CHART)


                                               +4.01%     -6.47%     -17.50%    +48.25%    +18.78%    +4.68%     +11.86%
                                                2000       2001       2002       2003       2004       2005       2006



During the periods shown in the bar chart, the highest return for a calendar quarter was +22.19% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -19.60% (quarter ended Sept. 30, 2002).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at March 31, 2007 was +1.35%.


--------------------------------------------------------------------------------

 6P RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 PROSPECTUS

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)


                                                    SINCE
                                                  INCEPTION      SINCE       SINCE
                                                 (CLASSES A,   INCEPTION   INCEPTION
                             1 YEAR    5 YEARS     B & R4)     (CLASS C)   (CLASS I)
 RiverSource Small Cap
 Advantage Fund:
   Class A
      Return before taxes     +5.42%    +9.90%      +7.75%(a)     N/A          N/A
      Return after taxes on
      distributions           +2.02%    +8.46%      +6.49%(a)     N/A          N/A
      Return after taxes on
      distributions and
      sale of fund shares     +6.65%    +8.35%      +6.37%(a)     N/A          N/A
   Class B
      Return before taxes     +6.51%   +10.12%      +7.78%(a)     N/A          N/A
   Class C
      Return before taxes    +10.11%   +10.39%        N/A       +6.32%(b)      N/A
   Class I
      Return before taxes    +12.25%      N/A         N/A         N/A        +9.89%(c)
   Class R4*
      Return before taxes    +12.04%   +11.41%      +8.77%(a)     N/A          N/A
 Russell 2000(R) Index
 (reflects no deduction for
 fees, expenses or taxes)    +18.37%   +11.39%      +9.50%(d)   +8.05%(e)   +12.35%(f)
 Lipper Small-Cap Core
 Funds Index                 +13.70%   +10.50%     +11.60%(d)   +8.88%(e)   +12.01%(f)


*    Effective Dec. 11, 2006 Class Y was renamed Class R4.
(a)  Inception date is May 4, 1999.
(b)  Inception date is June 26, 2000.
(c)  Inception date is March 4, 2004.

(d)  Measurement period started May 1, 1999.


(e)  Measurement period started July 1, 2000.


(f)  Measurement period started March 1, 2004.


The Russell 2000 Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


Classes R2, R3 and R5 have not been in existence for a full calendar year and therefore performance information for these classes is not shown.


--------------------------------------------------------------------------------

                     RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 PROSPECTUS  7P

Past performance for Class R2 for the period prior to the beginning of operations for that class may be calculated based on the performance of Class B. Past performance for Class R3 for the period prior to the beginning of operations for that class may be calculated based on the performance of Class A. Past performance for Class R5 for the period prior to the beginning of operations for that class may be calculated based on the performance of Class R4. In each case, the blended class performance will be adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses (for example, 12b-1 fees). The use of blended performance generally results in higher performance for classes with higher operating expenses than those of the class with which they are blended, and lower performance for classes with lower operating expenses than those of the class with which they are blended.

--------------------------------------------------------------------------------

 8P RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 PROSPECTUS

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                   CLASS I
                                                                                  CLASS R2
                                                                                  CLASS R3
                                                                                 CLASS R4(B)
                                                CLASS A    CLASS B    CLASS C     CLASS R5
 Maximum sales charge (load) imposed on
 purchases
 (as a percentage of offering price)             5.75%(a)   None       None         None
 Maximum deferred sales charge (load)
 imposed on sales
 (as a percentage of offering price at time
 of purchase)                                     None        5%         1%         None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
                                              CLASS A     CLASS B      CLASS C      CLASS I
 Management fees(c)                            0.69%       0.69%        0.69%        0.69%
 Distribution (12b-1) fees                     0.25%       1.00%        1.00%        0.00%
 Other expenses(d)                             0.38%       0.40%        0.39%        0.15%
 Total annual fund operating expenses          1.32%       2.09%        2.08%        0.84%
 Fee waiver/expense reimbursement              0.10%       0.11%        0.10%        0.03%
 Total annual (net) fund operating
 expenses(e)                                   1.22%       1.98%        1.98%        0.81%



                                              CLASS R2    CLASS R3    CLASS R4(B)    CLASS R5
 Management fees(c)                            0.69%       0.69%         0.69%        0.69%
 Distribution (12b-1) fees                     0.50%       0.25%         0.00%        0.00%
 Other expenses(d)                             0.51%       0.51%         0.46%        0.27%
 Total annual fund operating expenses          1.70%       1.45%         1.15%        0.96%
 Fee waiver/expense reimbursement              0.09%       0.09%         0.06%        0.10%
 Total annual (net) fund operating
 expenses(e)                                   1.61%       1.36%         1.09%        0.86%


(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. See "Sales Charges."

(b) Effective Dec. 11, 2006, the following changes were implemented: renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.

(c) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.07% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Small-Cap Core Funds Index. See "Fund Management and Compensation" for more information.


(d) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R2, Class R3 and Class R4, a plan administration services fee. Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


--------------------------------------------------------------------------------

                     RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 PROSPECTUS  9P

(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until March 31, 2008 unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.29% for Class A, 2.05% for Class B, 2.05% for Class C, 0.88% for Class I, 1.68% for Class R2, 1.43% for Class R3, 1.16% for Class R4 and 0.93% for Class R5.


--------------------------------------------------------------------------------

 10P RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 PROSPECTUS

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                   $692       $  960       $1,249        $2,070
 Class B                                      $701(b)    $1,045(b)    $1,315(b)     $2,219(c)
 Class C                                      $301(b)    $  642       $1,110        $2,407
 Class I                                      $ 83       $  265       $  464        $1,039
 Class R2                                     $164       $  527       $  916        $2,006
 Class R3                                     $138       $  450       $  785        $1,733
 Class R4                                     $111       $  360       $  628        $1,397
 Class R5                                     $ 88       $  296       $  522        $1,173


(a)  Includes a 5.75% sales charge.
(b)  Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:


                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                   $692        $960        $1,249        $2,070
 Class B                                      $201        $645        $1,115        $2,219(b)
 Class C                                      $201        $642        $1,110        $2,407
 Class I                                      $ 83        $265        $  464        $1,039
 Class R2                                     $164        $527        $  916        $2,006
 Class R3                                     $138        $450        $  785        $1,733
 Class R4                                     $111        $360        $  628        $1,397
 Class R5                                     $ 88        $296        $  522        $1,173


(a)  Includes a 5.75% sales charge.
(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

--------------------------------------------------------------------------------

                    RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 PROSPECTUS  11P

OTHER INVESTMENT STRATEGIES AND RISKS


Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses. Although ETFs are designed to replicate the price and yield of a specified market index, there is no guarantee that an ETF will track its specified market index, which may result in a loss. Additionally, the Fund may use derivatives such as futures, options, forward contracts, and swaps (which are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, indexes or currencies). These derivative instruments are used to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase flexibility. Derivative instruments will typically increase the Fund's exposure to the principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager or subadviser would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments, or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives and certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.


--------------------------------------------------------------------------------

 12P RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 PROSPECTUS

Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated money market fund. See "Cash Reserves" for more information.

Change in Subadviser(s). From time to time, the investment manager may add or change unaffiliated subadvisers. See "Additional Management Information, Manager of Managers Exemption." The date the current Subadviser(s) began serving the Fund is set forth in this section under the background of the firm. Performance of the Fund prior to the date the current Subadviser(s) began serving was achieved by different subadviser(s). Similarly, the portfolio turnover rate shown in the "Financial Highlights" applies to the subadviser(s) serving during the relevant time-period. A change in subadviser(s) may result in increased portfolio turnover, as noted under "Portfolio Turnover."

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

--------------------------------------------------------------------------------

                    RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 PROSPECTUS  13P

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. For subadvised funds, a change in a subadviser may result in increased portfolio turnover, which increase may be substantial, as the new subadviser realigns the portfolio, or if the subadviser trades portfolio securities more frequently. A realignment or more active strategy could produce higher than expected capital gains. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments from year-to-year, is shown in the "Financial Highlights."

Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

--------------------------------------------------------------------------------

 14P RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 PROSPECTUS

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.


The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.69% of the Fund's average daily net assets, including an adjustment under the terms of a performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. The index against which the Fund's performance is currently measured for purposes of the performance incentive adjustment is the Lipper Small-Cap Core Funds Index. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent annual or semiannual shareholder report.


RiverSource Investments selects, contracts with and compensates the subadviser to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of the subadviser with the investment objectives and related policies of the Fund, reviews the performance of the subadviser, and reports periodically to the Board. The Subadviser manages the Fund's assets based upon its experience in managing portfolios with investment goals and strategies substantially similar to those of the Fund.

--------------------------------------------------------------------------------

                    RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 PROSPECTUS  15P

KENWOOD


Kenwood, Accenture Tower at Metropolitan Centre, Suite 2330, 333 South 7th Street, Minneapolis, Minnesota 55402, is an indirect partially-owned subsidiary of Ameriprise Financial, Inc. The portfolio managers responsible for the day-to-day management of the Fund are:


Jake Hurwitz, CFA, Portfolio Manager

- Managed the Fund since 1999.

- Principal of Kenwood Capital Management LLC, since 1998.

- Senior Vice President and Senior Portfolio Manager, Travelers Investment Management Company, 1991 to 1998.

- Began investment career in 1979.

- MA, University of California; MBA, New York University.

Kent Kelley, CFA, Portfolio Manager

- Managed the Fund since 1999.

- Principal of Kenwood Capital Management LLC, since 1998.

- Chief Executive Officer, Travelers Investment Management Company, 1995 to
  1998.

- Began investment career in 1978.

- MA, Yale University.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

--------------------------------------------------------------------------------

 16P RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 PROSPECTUS

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY KPMG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST.


CLASS A



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,           2007              2006           2005           2004           2003
Net asset value, beginning of period      $7.23          $7.07          $6.77          $4.10          $5.43
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.02)          (.03)          (.05)          (.03)          (.02)
Net gains (losses) (both realized
 and unrealized)                            .05           1.51            .52           2.70          (1.31)
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .03           1.48            .47           2.67          (1.33)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains         (1.27)         (1.32)          (.17)            --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.99          $7.23          $7.07          $6.77          $4.10
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $442           $603           $622           $594           $272
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(b),(c)                  1.22%(d)       1.31%          1.30%          1.36%          1.38%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              (.11%)         (.40%)         (.63%)         (.58%)         (.38%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         158%           110%           101%           110%           128%
-----------------------------------------------------------------------------------------------------------
Total return(e)                            .67%         23.05%          6.90%         65.12%        (24.49%)
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.


(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 1.32% for the year ended March 31, 2007.


(e)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------

                    RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 PROSPECTUS  17P

CLASS B



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,           2007              2006           2005           2004           2003
Net asset value, beginning of period      $6.77          $6.75          $6.51          $3.97          $5.31
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.05)          (.08)          (.10)          (.07)          (.05)
Net gains (losses) (both realized
 and unrealized)                            .03           1.42            .51           2.61          (1.29)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.02)          1.34            .41           2.54          (1.34)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains         (1.27)         (1.32)          (.17)            --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.48          $6.77          $6.75          $6.51          $3.97
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $129           $200           $234           $267           $141
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(b),(c)                  1.98%(d)       2.08%          2.07%          2.13%          2.14%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              (.88%)        (1.17%)        (1.40%)        (1.34%)        (1.15%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         158%           110%           101%           110%           128%
-----------------------------------------------------------------------------------------------------------
Total return(e)                           (.03%)        22.03%          6.25%         63.98%        (25.24%)
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.


(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 2.09% for the year ended March 31, 2007.


(e)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------

 18P RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 PROSPECTUS

CLASS C



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,           2007              2006           2005           2004           2003
Net asset value, beginning of period      $6.77          $6.75          $6.51          $3.98          $5.31
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.05)          (.08)          (.09)          (.06)          (.05)
Net gains (losses) (both realized
 and unrealized)                            .03           1.42            .50           2.59          (1.28)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.02)          1.34            .41           2.53          (1.33)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains         (1.27)         (1.32)          (.17)            --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.48          $6.77          $6.75          $6.51          $3.98
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $9            $12            $12            $12             $5
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(b),(c)                  1.98%(d)       2.08%          2.07%          2.13%          2.17%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              (.87%)        (1.16%)        (1.40%)        (1.36%)        (1.16%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         158%           110%           101%           110%           128%
-----------------------------------------------------------------------------------------------------------
Total return(e)                           (.03%)        22.03%          6.25%         63.57%        (25.05%)
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.


(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 2.08% for the year ended March 31, 2007.


(e)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------

                    RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 PROSPECTUS  19P

CLASS I



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,           2007              2006           2005        2004(B)
Net asset value, beginning of period      $7.39          $7.17          $6.82          $6.92
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .01            .01           (.03)          (.01)
Net gains (losses) (both realized
 and unrealized)                            .04           1.53            .55           (.09)
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .05           1.54            .52           (.10)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains         (1.27)         (1.32)          (.17)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $6.17          $7.39          $7.17          $6.82
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $13             $6             $1
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)                   .84%           .85%           .84%           .96%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets               .13%           .09%          (.19%)         (.12%)(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         158%           110%           101%           110%
-----------------------------------------------------------------------------------------------------------
Total return(f)                            .95%         23.58%          7.58%         (1.44%)(g)
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from March 4, 2004 (inception date) to March 31, 2004.


(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(e)  Adjusted to an annual basis.


(f)  Total return does not reflect payment of a sales charge.


(g)  Not annualized.


--------------------------------------------------------------------------------

 20P RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 PROSPECTUS

CLASS R2



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,          2007(B)
Net asset value, beginning of period      $7.36
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.01)
Net gains (losses) (both realized
 and unrealized)                            .01
-----------------------------------------------------------------------------------------------------------
Total from investment operations             --
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains         (1.27)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $6.09
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d),(e)              1.60%(f)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss)
 to average daily net assets              (.27%)(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         158%
-----------------------------------------------------------------------------------------------------------
Total return(g)                            .25%(h)
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 11, 2006 (inception date) to March 31, 2007.


(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R2 would have been 1.70% for the period ended March 31, 2007.


(f)  Adjusted to an annual basis.


(g)  Total return does not reflect payment of a sales charge.


(h)  Not annualized.


--------------------------------------------------------------------------------

                    RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 PROSPECTUS  21P

CLASS R3



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,          2007(B)
Net asset value, beginning of period      $7.36
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 --
Net gains (losses) (both realized
 and unrealized)                            .01
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .01
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains         (1.27)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $6.10
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d),(e)              1.35%(f)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss)
 to average daily net assets              (.01%)(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         158%
-----------------------------------------------------------------------------------------------------------
Total return(g)                            .41%(h)
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 11, 2006 (inception date) to March 31, 2007.


(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R3 would have been 1.45% for the period ended March 31, 2007.


(f)  Adjusted to an annual basis.


(g)  Total return does not reflect payment of a sales charge.


(h)  Not annualized.


--------------------------------------------------------------------------------

 22P RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 PROSPECTUS

CLASS R4*



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,           2007              2006           2005           2004           2003
Net asset value, beginning of period      $7.33          $7.14          $6.82          $4.12          $5.46
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 --           (.01)          (.03)          (.02)          (.02)
Net gains (losses) (both realized
 and unrealized)                            .04           1.52            .52           2.72          (1.32)
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .04           1.51            .49           2.70          (1.34)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains         (1.27)         (1.32)          (.17)            --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $6.10          $7.33          $7.14          $6.82          $4.12
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--             $1             $1            $--            $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(b),(c)                  1.05%(d)       1.13%          1.12%          1.20%          1.16%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets               .07%          (.20%)         (.46%)         (.40%)         (.27%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         158%           110%           101%           110%           128%
-----------------------------------------------------------------------------------------------------------
Total return(e)                            .82%         23.25%          7.14%         65.53%        (24.54%)
-----------------------------------------------------------------------------------------------------------



*    Effective Dec. 11, 2006, Class Y was renamed Class R4.


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.


(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R4 would have been 1.14% for the year ended March 31, 2007.


(e)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------

                    RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 PROSPECTUS  23P

CLASS R5



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,          2007(B)
Net asset value, beginning of period      $7.36
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .01
Net gains (losses) (both realized
 and unrealized)                            .01
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .02
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains         (1.27)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $6.11
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d),(e)               .85%(f)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss)
 to average daily net assets               .51%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         158%
-----------------------------------------------------------------------------------------------------------
Total return(g)                            .55%(h)
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 11, 2006 (inception date) to March 31, 2007.


(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R5 would have been 0.96% for the period ended March 31, 2007.


(f)  Adjusted to an annual basis.


(g)  Total return does not reflect payment of a sales charge.


(h)  Not annualized.


--------------------------------------------------------------------------------

 24P RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 PROSPECTUS

BUYING AND SELLING SHARES

The RiverSource funds are available through broker-dealers, certain 401(k) or other qualified and nonqualified plans, banks, or other financial intermediaries or institutions (financial institutions). THESE FINANCIAL INSTITUTIONS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial institutions through which shares are held. Since the fund may not have a record of your transactions, you should always contact the financial institution through which you purchased the fund to make changes to or give instructions concerning your account or to obtain information about your account. The fund, the distributor and the transfer agent are not responsible for the failure of one of these financial institutions to carry out its obligations to its customers.

DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The RiverSource funds offer different classes of shares. There are differences among the fees and expenses for each class. See the "Fees and Expenses" table for more information. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial institution can help you with this decision. The following table shows the key features of each class. (The cover of this prospectus indicates which classes are currently offered for this Fund.)

INVESTMENT OPTIONS SUMMARY

See the "Fees and Expenses" table to determine which classes are offered by this fund.


                                                  CONTINGENT                                   PLAN
                               INITIAL            DEFERRED SALES             DISTRIBUTION AND  ADMINISTRATION
           AVAILABILITY        SALES CHARGE       CHARGE (CDSC)              SERVICE FEE(A)    FEE
-------------------------------------------------------------------------------------------------------------
Class A    Available to        Yes. Payable at    No.                        Yes.              No.
           all investors.      time of purchase.                             0.25%
                               Lower sales
                               charge for larger
                               investments.
-------------------------------------------------------------------------------------------------------------
Class      Available to        No. Entire         Maximum 5% CDSC during     Yes.              No.
  B(b)     all investors.      purchase price is  the first year decreasing  1.00%
                               invested in        to 0% after six years.
                               shares of the
                               fund.
-------------------------------------------------------------------------------------------------------------
Class C    Available to        No. Entire         1% CDSC may apply if you   Yes.              No.
           all investors.      purchase price is  sell shares within one     1.00%
                               invested in        year after purchase.
                               shares of the
                               fund.
-------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

S. 1                                                                    S-6400-4

INVESTMENT OPTIONS SUMMARY (CONTINUED)
                                                  CONTINGENT                                   PLAN
                               INITIAL            DEFERRED SALES             DISTRIBUTION AND  ADMINISTRATION
           AVAILABILITY        SALES CHARGE       CHARGE (CDSC)              SERVICE FEE(A)    FEE
-------------------------------------------------------------------------------------------------------------
Class I    Limited to          No.                No.                        No.               No.
           qualifying
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R2   Limited to          No.                No.                        Yes.              Yes.
           qualifying                                                        0.50%             0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R3   Limited to          No.                No.                        Yes.              Yes.
           qualifying                                                        0.25%             0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R4   Limited to          No.                No.                        No.               Yes.
           qualifying                                                                          0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R5   Limited to          No.                No.                        No.               No.
           qualifying
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class W    Limited to          No.                No.                        Yes.              No.
           qualifying                                                        0.25%
           discretionary
           managed accounts.
-------------------------------------------------------------------------------------------------------------


(a) For Class A, Class B, Class C, Class R2, Class R3 and Class W shares, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares. Because these fees are paid out of a fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
(b)  See "Buying and Selling Shares, Sales Charges, Class B and Class
     C -- contingent deferred sales charge alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing will vary depending on the date of your original purchase of the Class B shares.

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing a fund's shares and providing services to fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25% of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor begins to pay these fees one year after purchase. Financial institutions also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay one year after purchase. For Class B shares, and, for the first year after sale only, for Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to

--------------------------------------------------------------------------------

                                                                            S. 2
financial institutions that sell Class B shares, and to pay for other distribution related expenses. Financial institutions may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor.

PLAN ADMINISTRATION FEE

Class R2, Class R3 and Class R4 pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 is equal on an annual basis to 0.25% of assets attributable to the respective class.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

CLASS A, CLASS B AND CLASS C SHARES

If your investments in RiverSource funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial institution.

CLASS I SHARES.

The following eligible investors may purchase Class I shares:

- Any fund distributed by RiverSource Distributors, Inc. and Ameriprise Financial Services, if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other RiverSource funds.

- Endowments, foundations and defined benefit plans with a minimum investment of $5 million.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

--------------------------------------------------------------------------------

S. 3

CLASS R SHARES.

The following eligible investors may purchase Class R2, Class R3, Class R4 and Class R5 shares:

- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans.

CLASS W SHARES.

The following eligible investors may purchase Class W shares:

- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

In addition, for Class I, Class R and Class W shares, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

For more information, see the SAI.

SALES CHARGES

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial institution through which you purchased the shares. The distributor retains the balance of the sales charge. Sales charges vary depending on the amount of your purchase.

--------------------------------------------------------------------------------

                                                                            S. 4

SALES CHARGE* FOR CLASS A SHARES:

                                                                           MAXIMUM
                                 AS A % OF         AS A % OF NET     RE-ALLOWANCE AS A %
TOTAL MARKET VALUE            PURCHASE PRICE**    AMOUNT INVESTED     OF PURCHASE PRICE
----------------------------------------------------------------------------------------
 Up to $49,999                      5.75%               6.10%                5.00%
 $50,000 -- $99,999                 4.75                4.99                 4.00
 $100,000 -- $249,999               3.50                3.63                 3.00
 $250,000 -- $499,999               2.50                2.56                 2.15
 $500,000 -- $999,999               2.00                2.04                 1.75
 $1,000,000 or more                 0.00                0.00                 0.00***

  * Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
 ** Purchase price includes the sales charge.
 ***Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial institution the following: a sales commission of up to 1.00% for a sale with a total market value of $1,000,000 to $3,000,000; a sales commission up to 0.50% for a sale of $3,000,000 to $10,000,000; and a sales commission up to 0.25% for a sale of $10,000,000 or more.

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION. You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts. The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

- Your current investment in a fund; and

- Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in the fund and other RiverSource funds, provided your investment was subject to a sales charge. Your primary household group consists of you, your spouse or domestic partner and your unmarried children under age 21 sharing a mailing address.

The following accounts are eligible to be included in determining the sales charge on your purchase:

- Individual or joint accounts;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

--------------------------------------------------------------------------------

S. 5

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in determining the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

- Investments in Class D, Class E, Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

- Charitable and irrevocable trust accounts.

If you purchase RiverSource fund shares through different financial institutions, and you want to include those assets toward a reduced sales charge, you must inform your financial institution in writing about the other accounts when placing your purchase order. Contact your financial institution to determine what information is required.

Unless you provide your financial institution in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

For more information on rights of accumulation, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more over a period of 13 months or less, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing a LOI form. The LOI becomes effective only after the form is processed in good order by the fund. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares that were charged a front-end sales load toward the LOI commitment amount. If the LOI is backdated, the 13-month period begins on the date of the earliest purchase included in the LOI.

Holdings More than 90 Days Old. Purchases made more than 90 days before your LOI is processed by the fund will not be counted toward the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included in an LOI, they may help you obtain a reduced sales charge on future purchases as described in "Initial Sales Charge -- Rights of Accumulation."

--------------------------------------------------------------------------------

                                                                            S. 6

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial institution provide this information to the fund when placing your purchase order. For more details on LOIs, please contact your financial institution or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

- current or retired Board members, officers or employees of RiverSource funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. (Ameriprise Financial Services) financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- registered representatives and other employees of financial institutions having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- qualified employee benefit plans offering participants daily access to RiverSource funds. Eligibility must be determined in advance. For assistance, please contact your financial institution.

- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer of Class R or Class Y shares in a fund to Class A shares in the same fund.

- purchases made:

  - with dividend or capital gain distributions from a fund or from the same class of another RiverSource fund;

  - through or under a wrap fee product or other investment product sponsored by a financial institution having a selling agreement with the distributor;

  - through Ameriprise(SM) Personal Trust Services' Asset-Based pricing alternative, provided by Ameriprise Bank, FSB.

- shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

--------------------------------------------------------------------------------

S. 7

Unless you provide your financial institution with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

Because the current prospectus is available on RiverSource Investment's website free of charge, RiverSource Investments does not disclose this information separately on the website.

CLASS B AND CLASS C -- CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline:

IF THE SALE IS MADE DURING THE:                      THE CDSC PERCENTAGE RATE IS:*
 First year                                                        5%
 Second year                                                       4%
 Third year                                                        4%
 Fourth year                                                       3%
 Fifth year                                                        2%
 Sixth year                                                        1%
 Seventh or eighth year                                            0%

* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial institutions that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares purchased prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased beginning May 21, 2005 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a sales commission of 1% to financial institutions that sell Class C shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares.

--------------------------------------------------------------------------------

                                                                            S. 8

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death;

- held in trust for an employee benefit plan; or

- held in IRAs or certain qualified plans, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

  - at least 59 1/2 years old AND

  - taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

  - selling under an approved substantially equal periodic payment arrangement.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares in the event of the shareholder's death.

CLASS I, CLASS R2, CLASS R3, CLASS R4, CLASS R5 AND CLASS W -- NO SALES CHARGE. For Class I, Class R2, Class R3, Class R4, Class R5 and Class W, there is no initial sales charge or CDSC.

--------------------------------------------------------------------------------

S. 9

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the financial institution through which you are investing in the fund may not be able to open an account for you. If the financial institution through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial institution.

Your financial institution may establish and maintain your account directly or it may establish and maintain your account with the distributor. The distributor may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts maintained by the distributor will be supported by the fund's transfer agent.

METHODS OF PURCHASING SHARES

These methods of purchasing shares apply to Class A, Class B, and Class C shares.

THROUGH AN ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTS        The financial institution through which you buy shares may have different policies not described in this prospectus,
                    including different minimum investment amounts and minimum account balances.
--------------------------------------------------------------------------------

THROUGH AN ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL The financial institution through which you buy shares may establish an account directly with the fund. To establish an account in this fashion, complete a RiverSource funds account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be requested by calling (888) 791-3380. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                    Mail your check and completed application to:

                    REGULAR MAIL    RIVERSOURCE INVESTMENTS (FUNDS)
                                    P.O. BOX 8041
                                    BOSTON, MA 02266-8041
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           S. 10

BY MAIL (CONT.)
                    EXPRESS MAIL    RIVERSOURCE INVESTMENTS (FUNDS)
                                    C/O BFDS
                                    30 DAN ROAD
                                    CANTON, MA 02021-2809

                    If you already have an account, include your name, account number and the name of the fund and class of shares along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.
--------------------------------------------------------------------------------

BY WIRE OR ACH      Fund shares purchased through the distributor may be paid
                    for by federal funds wire. Before sending a wire, call (888)
                    791-3380 to notify the distributor of the wire and to receive further instructions.

                    If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application.

                    Your bank or financial institution may charge additional fees for wire transactions.
--------------------------------------------------------------------------------

BY EXCHANGE         Call (888) 791-3380 or send signed written instructions to the address above.
--------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                         FOR ALL FUNDS,
                         CLASSES AND
                         ACCOUNTS EXCEPT
                         THOSE LISTED TO THE   TAX QUALIFIED  RIVERSOURCE DISCIPLINED
                         RIGHT (NONQUALIFIED)  ACCOUNTS       SMALL CAP VALUE FUND     CLASS W
----------------------------------------------------------------------------------------------
INITIAL INVESTMENT       $2,000                $1,000         $5,000                   $500
----------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS   $100                  $100           $100                     None
----------------------------------------------------------------------------------------------
ACCOUNT BALANCE*         $300                  None           $2,500                   $500

 * If your fund account balance falls below the minimum account balance for any reason, including a market decline, you will be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

S. 11

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                         FOR ALL FUNDS,
                         CLASSES AND
                         ACCOUNTS EXCEPT
                         THOSE LISTED TO THE   TAX QUALIFIED  RIVERSOURCE DISCIPLINED
                         RIGHT (NONQUALIFIED)  ACCOUNTS       SMALL CAP VALUE FUND     CLASS W
----------------------------------------------------------------------------------------------
INITIAL INVESTMENT       $100                  $100           $5,000                   $500
----------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS   $100                  $50            $100                     None
----------------------------------------------------------------------------------------------
ACCOUNT BALANCE**        None                  None           $2,500                   $500

** If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
--------------------------------------------------------------------------------

If approved by the distributor, these minimums may be waived for accounts that are managed by an investment professional (for example, discretionary wrap accounts) or are a part of an employer-sponsored retirement plan.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial institution for information regarding wire or electronic funds transfer.

EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial institution process your transaction. If your account is maintained directly with your financial institution, you must contact that financial institution to exchange or sell shares of the fund. If your account was established with the distributor, there are a variety of methods you may use to exchange or sell shares of the fund.

WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTS        You can exchange or sell shares by having your financial
                    institution process your transaction. The financial
                    institution through which you purchased shares may have
                    different policies not described in this prospectus,
                    including different transaction limits, exchange policies
                    and sale procedures.
--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL             Mail your exchange or sale request to:

                    REGULAR MAIL    RIVERSOURCE INVESTMENTS (FUNDS)
                                    P.O. BOX 8041
                                    BOSTON, MA 02266-8041
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           S. 12

BY MAIL (CONT.)
                    EXPRESS MAIL    RIVERSOURCE INVESTMENTS (FUNDS)
                                    C/O BFDS
                                    30 DAN ROAD
                                    CANTON, MA 02021-2809

                    Include in your letter:

                    - your name

                    - the name of the fund(s)

                    - your account number

                    - the class of shares to be exchanged or sold

                    - your Social Security number or Employer Identification
                      number

                    - the dollar amount or number of shares you want to exchange or sell

                    - specific instructions regarding delivery or exchange
                      destination

                    - signature(s) of registered account owner(s)

                    - any special documents the transfer agent may require in
                      order to process your order

                    Corporate, trust or partnership accounts may need to send additional documents.

                    Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

                    A Medallion Signature Guarantee is required if:

                    - Amount is over $50,000.

                    - You want your check made payable to someone other than
                      yourself.

                    - Your address has changed within the last 30 days.

                    - You want the check mailed to an address other than the
                      address of record.

                    - You want the proceeds sent to a bank account not on file.

                    - You are the beneficiary of the account and the account
                      owner is deceased (additional documents may be required).

                    A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial institution providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

S. 13

BY MAIL (CONT.)
                    the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

                    NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.
--------------------------------------------------------------------------------

BY TELEPHONE        Call (888) 791-3380. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.
                    Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing to the address above.

                    Payment will be mailed to the address of record and made payable to the names listed on the account.

                    Telephone sale requests are limited to $100,000 per day.
--------------------------------------------------------------------------------

BY WIRE OR ACH      You can wire money from your fund account to your bank
                    account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

                    Call (888) 791-3380 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                    A service fee may be charged against your account for each wire sent.

                    Minimum amount: $100

                    Your bank or financial institution may charge additional fees for wire transactions.
--------------------------------------------------------------------------------

BY SCHEDULED
PAYOUT PLAN         You may elect to receive regular periodic payments through an automatic sale of shares. See the SAI for more
                    information.
--------------------------------------------------------------------------------

IMPORTANT: Payments sent by a bank authorization or check that are not guaranteed may take up to ten days to clear. This may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

--------------------------------------------------------------------------------

                                                                           S. 14

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered RiverSource fund without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order.

MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

FUNDS THAT INVEST IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS.

SEE "VALUING FUND SHARES" FOR A DISCUSSION OF THE RIVERSOURCE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE RIVERSOURCE FUNDS' BOARDS HAVE ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund seeks the assistance of financial institutions in applying similar restrictions on the sub-accounts of their participants or clients.

--------------------------------------------------------------------------------

S. 15

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial institution. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial institutions where market timing activity may not always be successfully detected.

Other exchange policies:

- Exchanges must be made into the same class of shares of the new fund.

- Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

- Once the fund receives your exchange request, you cannot cancel it.

- Shares of the new fund may not be used on the same day for another exchange or sale.

- Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale and use all or part of the sale proceeds to purchase new shares in the same account, fund and class from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV, up to the amount of the sale proceeds, instead of paying a sales charge on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. In order for you to take advantage of this repurchase waiver, you must notify your financial institution within 90 days of the date your sale request was processed. Contact your financial institution for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

--------------------------------------------------------------------------------

                                                                           S. 16

Each fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

VALUING FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, contact your financial institution.

The NAV is the value of a single share of a fund. The NAV is determined by dividing the value of a fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. Securities are valued primarily on the basis of market quotations. Market quotations are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund has significant holdings of foreign securities or small cap stocks that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's shares may change on days when shareholders will not be able to purchase or sell the fund's shares.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

--------------------------------------------------------------------------------

S. 17

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund, unless you request distributions in cash. The financial institution through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

--------------------------------------------------------------------------------

                                                                           S. 18

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements upon the withdrawal of the sales proceeds from such accounts. Please consult your tax advisor.

REITs often do not provide complete tax information until after the calendar year-end; generally mid to late January and continuing through early February. Consequently, if your fund has significant investments in REITs, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are mailed in January.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult your financial institution to determine availability of RiverSource funds. Currently, RiverSource funds may be purchased or sold through affiliated broker-dealers of RiverSource Investments and through certain unaffiliated financial institutions. If you set up an account at a financial institution that does not have, and is unable to obtain, a selling agreement with the distributor of the RiverSource funds, you will not be able to transfer RiverSource fund holdings to that account. In that event, you must either maintain your RiverSource fund holdings with your current financial institution, find another financial institution with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

--------------------------------------------------------------------------------

S. 19

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association provides custody services. In addition, Ameriprise Trust Company is paid for certain transaction fees and out-of-pocket expenses incurred while providing services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution and Shareholder Services. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, and Ameriprise Financial Services, 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (collectively, the distributor), provide underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor re-allows the remainder of these fees (or the full fee) to the financial institutions that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares: Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the RiverSource funds' policy regarding directed brokerage.

Plan Administration Services. Under a Plan Administration Services Agreement the fund pays for plan administration services, including recordkeeping, communication or educational services to 529 and retirement plan sponsors, plans and plan participants. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial institutions that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

--------------------------------------------------------------------------------

                                                                           S. 20

PAYMENTS TO FINANCIAL INSTITUTIONS

RiverSource Investments and its affiliates may make or support additional cash payments out of their own resources to financial institutions, including inter-company allocation of resources to affiliated broker-dealers such as Ameriprise Financial Services (and its licensed representatives), in connection with selling fund shares or providing services to the fund or its shareholders. These inter-company allocations may include payment as compensation to employees of RiverSource Investments who are licensed by Ameriprise Financial Services, in respect of certain sales and solicitation activity on behalf of the funds. These payments and inter-company allocations are in addition to any 12b-1 distribution and/or shareholder service fees or other amounts paid by the fund to the distributor under distribution and shareholder servicing plans, or paid by the fund to the transfer agent under its transfer agency agreement or plan administration agreement, which fees may be used by these entities to support shareholder account maintenance, sub-accounting, recordkeeping or other services provided directly by the financial institution to shareholders or 529 and retirement plans and the plan participants. In exchange for these payments and inter-company allocations, RiverSource Investments and its affiliates may receive preferred access to registered representatives of a financial institution (for example, the ability to make presentations in branch offices or at conferences) or preferred access to customers of the financial institution (for example, the ability to advertise or directly interact with the financial institution's customers in order to sell the fund). These arrangements are sometimes referred to as "revenue sharing payments." In some cases, these arrangements may create an incentive for a financial institution or its representatives to recommend or sell shares of a fund and may create a conflict of interest between a financial institution's financial interest and its duties to its customers. Please contact the financial institution through which you are purchasing shares of the fund for details about any payments it may receive in connection with the solicitation and sale of fund shares or providing services to the fund or its shareholders. These payments and inter-company allocations are usually calculated based on a percentage of fund sales and/or as a percentage of fund assets attributable to a particular financial institution. These payments may also be negotiated based on other criteria or factors including, but not limited to, the financial institution's affiliation with the investment manager, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships and the scope and quality of services it provides. The amount of payment or inter-company allocation may vary by financial institution and by type of sale (e.g., purchases of different share classes or purchases of the fund through a qualified plan or through a wrap program), and may be significant.

--------------------------------------------------------------------------------

S. 21

From time to time, RiverSource Investments and its affiliates may make other reimbursements or payments to financial institutions or their representatives including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject.

ADDITIONAL MANAGEMENT INFORMATION

MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

AFFILIATED PRODUCTS. RiverSource Investments also serves as investment manager to RiverSource funds that provide asset-allocation services to shareholders by investing in shares of other RiverSource funds (Funds of Funds) and to discretionary managed accounts (collectively referred to as "affiliated products"). A fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments seeks to minimize the impact of these transactions by structuring them over a reasonable period of time or through other measures, a fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of a fund, a redemption by one or more affiliated product could cause a fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments will report to the Board on the steps it has taken to manage any potential conflicts.

--------------------------------------------------------------------------------

                                                                           S. 22

CASH RESERVES. A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the Fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

--------------------------------------------------------------------------------

S. 23

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

This fund can be purchased from Ameriprise Financial Services or from a limited number of other authorized financial institutions. The fund can be found under the "RiverSource" banner in most mutual fund quotations.

Additional information about the fund and its investments is available in the fund's SAI, and annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Funds or your financial institution. To make a shareholder inquiry, contact the financial institution through whom you purchased the fund.

RiverSource Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474
(888) 791-3380

RiverSource Funds information available at RiverSource Investments website address:
riversource.com/funds

You may review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, N.E., Washington, D.C. 20549-0102.

Investment Company Act File #811-3956


TICKER SYMBOL
Class A: ASAAX     Class B: ASABX     Class C: ADVCX
Class I: --        Class R2: --       Class R3: --
Class R4: RSNMX    Class R5: --



(RIVERSOURCE INVESTMENTS LOGO)                                S-6427-99 M (5/07)

Prospectus


                                                  (RIVERSOURCE INVESTMENTS LOGO)



RIVERSOURCE(R)
SMALL CAP GROWTH FUND



PROSPECTUS MAY 30, 2007
RIVERSOURCE SMALL CAP GROWTH FUND SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL GROWTH.



Classes A, B, C, I, R2, R3, R4 and R5


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial institution if you have other accounts holding shares of RiverSource funds to determine whether you qualify for a sales charge discount. See "Buying and Selling Shares" for more information.

 NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

TABLE OF CONTENTS


THE FUND....................................................      3P
Objective...................................................      3p
Principal Investment Strategies.............................      3p
Principal Risks.............................................      6p
Past Performance............................................      7p
Fees and Expenses...........................................     11p
Other Investment Strategies and Risks.......................     14p
Fund Management and Compensation............................     16p
FINANCIAL HIGHLIGHTS........................................     21P
BUYING AND SELLING SHARES...................................     S.1
Description of Share Classes................................     S.1
   Investment Options -- Classes of Shares .................     S.1
   Sales Charges............................................     S.4
   Opening an Account.......................................    S.10
Exchanging or Selling Shares................................    S.12
   Exchanges................................................    S.15
   Selling Shares...........................................    S.16
VALUING FUND SHARES.........................................    S.17
DISTRIBUTIONS AND TAXES.....................................    S.17
Dividends and Capital Gain Distributions....................    S.18
Reinvestments...............................................    S.18
Taxes.......................................................    S.18
GENERAL INFORMATION.........................................    S.19


--------------------------------------------------------------------------------


 2P RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 PROSPECTUS

THE FUND

OBJECTIVE

RiverSource Small Cap Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in equity securities. Under normal market conditions, at least 80% of the Fund's net assets are invested in securities of companies with market capitalizations, at the time of investment, of up to $2 billion, or that fall within the range of the Russell 2000(R) Growth Index. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


RiverSource Investments, LLC (RiverSource Investments) serves as the investment manager to the Fund and is responsible for the oversight of the Subadvisers, UBS Global Asset Management (Americas) Inc. (UBS), Turner Investment Partners, Inc. (Turner), Essex Investment Management Company, LLC (Essex) and Federated MDTA, LLC, an indirect subsidiary of Federated Investors, Inc. (MDTA) (the Subadvisers), which provide day-to-day management for the Fund. Each of the Subadvisers acts independently of the others and uses its own methodology for selecting investments. Each Subadviser employs an active investment strategy that focuses primarily on stocks of small companies whose businesses are believed to be expanding.


In selecting investments for the Fund, each of the Subadvisers looks for companies that have the potential to increase in value over time. This strategy seeks to identify companies with either earnings and revenues that are growing at an accelerating pace, or the demonstrated potential for a greater-than-average increase in value.

UBS


In selecting securities, UBS seeks to invest in companies that possess dominant market positions or franchises, a major technical edge or a unique competitive advantage. UBS also may consider earnings revision trends, positive stock price momentum and sales acceleration. UBS may invest in emerging growth companies, which are companies that UBS expects to experience above-average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock. Investments in cash or cash equivalent instruments may include shares of an affiliated investment company.


With respect to its portion of the Fund's portfolio, UBS will invest primarily in companies with market capitalizations of $2.5 billion or less at the time of purchase, but may also invest in securities outside this range. Further, if movement in the market price causes a security to change from one capitalization range to another, UBS would not be required to dispose of the security.

--------------------------------------------------------------------------------


                        RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 PROSPECTUS  3P

UBS will consider selling a security when it determines that there is deterioration in a company's fundamental business prospects or its competitive position, or when the stock price fully reflects UBS' expectations.

TURNER

Turner believes that a company's earnings expectations are largely responsible for driving its stock price and, for that reason, seeks to purchase growth companies with strong and sustainable earnings prospects and favorable trading volume and price patterns. Turner's investment team conducts in-depth research on individual companies' business models and blends that with computer screening and analysis to identify attractive companies for purchase. Turner invests in securities of companies traded over the counter or listed on an exchange that are diversified across economic sectors, and attempts to maintain sector concentrations that approximate those of the Russell 2000(R) Growth Index. Turner's investment process involves the use of three methods to evaluate stocks for investment or continued ownership:

- A computer model developed by Turner is used to screen a large universe of possible investments to help Turner's analysts find good candidates for investment. Companies are ranked within sector and size categories based on a variety of quantitative factors, including capitalization size of the company, earnings growth rates and projections, sales and revenue figures, risk and volatility measures and trading volume.

- Fundamental research is performed by Turner's analysts. They study companies to identify key drivers of earnings and competitive advantages, to assess a company's business model, to evaluate the strength of the management team and to determine if companies are well positioned within their industry. This type of research is critical to Turner's purchase decision.

- Technical analysis involves the study of charts detailing a company's trading and price history and may serve as additional confirmation of Turner's research and to help to identify attractive points for purchase or sale of a security.

Turner will consider selling a security based on the following reasons:

- It detects deterioration in the company's earnings growth potential, business fundamentals or ranking in the model.

- To include a "better idea" in the portfolio.

- To adhere to capacity or capitalization constraints, to maintain sector neutrality or to adjust position size relative to the index.

ESSEX


In selecting securities, Essex identifies companies for purchase and places them on a "follow list." The follow list may contain between 60-80 companies at any one time. During the pre-screening phase, Essex conducts fundamental analysis in order to identify growth factors, determine if they are sustainable, and evaluate whether current and future growth catalysts are factored into the current stock price.


--------------------------------------------------------------------------------


 4P RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 PROSPECTUS

The catalysts giving rise to improving situations can include:


- corporate restructuring;

- industry consolidation;

- improving industry outlook;

- market share gains; and

- new products.

Essex may consider selling a security if there is:

- deterioration of company specific fundamentals;

- anticipated earnings disappointment/deceleration;

- anticipated loss of proprietary position;


- overpriced valuations relative to our growth projections; or


- better relative investment opportunity.

MDTA

MDTA uses a proprietary quantitative approach based on a bottom-up process to stock selection. Companies are scored using six variables that allow the model to assess profit trends, company valuations and risk. The six stock selection variables are:


- earnings estimate momentum (a measure of the trend in analyst expectations);


- long-term growth rate;

- earnings risk;

- earnings to price;

- tangible book to price; and

- share buyback/issuance.

MDTA's proprietary approach determines the best portfolio by maximizing the overall stock selection score subject to diversification constraints. The model then generates trades that represent the difference between the best portfolio and the current portfolio. Stock selection scores take account of trading costs. Trades are generated only to the extent they are expected to be profitable on an after-trading cost basis.

MDTA's quantitative process also drives sell discipline. Those companies that provide more potential return, after considering the cost to trade and diversification constraints, will replace existing portfolio holdings.

--------------------------------------------------------------------------------


                        RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 PROSPECTUS  5P

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.



ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.


MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SMALL COMPANY RISK. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

--------------------------------------------------------------------------------


 6P RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.


Table. The table shows total returns from hypothetical investments in Class A, Class B, Class C, Class I and Class R4 shares of the Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:


- the maximum sales charge for Class A shares;

- sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares;


- no sales charge for Class I and R4 shares; and



- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.


--------------------------------------------------------------------------------


                        RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 PROSPECTUS  7P

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

--------------------------------------------------------------------------------
                           CLASS A SHARE PERFORMANCE
                           (BASED ON CALENDAR YEARS)

                                  (BAR CHART)


                                                                     -36.31%    +44.33%    +4.39%     +4.99%     +9.02%
                                                                      2002       2003       2004       2005       2006


During the periods shown in the bar chart, the highest return for a calendar quarter was +23.57% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -23.37% (quarter ended Sept. 30, 2002).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at March 31, 2007 was +5.07%.


--------------------------------------------------------------------------------


 8P RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 PROSPECTUS

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2006)



                                                             SINCE
                                                           INCEPTION       SINCE
                                                          (CLASSES A,    INCEPTION
                                     1 YEAR    5 YEARS    B, C & R4)     (CLASS I)
 RiverSource Small Cap Growth Fund:
   Class A
      Return before taxes             +2.75%   +0.70%       -0.72%          N/A
      Return after taxes on
      distributions                   +0.95%   +0.33%       -1.03%          N/A
      Return after taxes on
      distributions and sale of
      fund shares                     +2.88%   +0.48%       -0.70%(a)       N/A
   Class B
      Return before taxes             +3.33%   +0.73%       -0.64%(a)       N/A
   Class C
      Return before taxes             +7.27%   +1.10%       -0.49%(a)       N/A
   Class I
      Return before taxes             +9.54%     N/A          N/A         +5.54%(b)
   Class R4*
      Return before taxes             +9.18%   +2.05%        +0.42          N/A
   Russell 2000(R) Growth Index
   (reflects no deduction for fees,
   expenses or taxes)                +13.35%   +6.93%       +2.75%(c)     +9.23%(d)
 Lipper Small-Cap Growth Funds
 Index                               +10.65%   +6.23%       +2.28%(c)     +7.84%(d)



*    Effective Dec. 11, 2006 Class Y was renamed Class R4.

(a)  Inception date is Jan. 24, 2001.

(b)  Inception date is March 4, 2004.


(c)  Measurement period started Feb. 1, 2001.


(d)  Measurement period started March 1, 2004.



The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.


The Lipper Small-Cap Growth Funds Index includes the 30 largest small-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


Classes R2, R3 and R5 have not been in existence for a full calendar year and therefore performance information for these classes is not shown.


--------------------------------------------------------------------------------


                        RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 PROSPECTUS  9P

Past performance for Class R2 for the period prior to the beginning of operations for that class may be calculated based on the performance of Class B. Past performance for Class R3 for the period prior to the beginning of operations for that class may be calculated based on the performance of Class A. Past performance for Class R5 for the period prior to the beginning of operations for that class may be calculated based on the performance of Class R4. In each case, the blended class performance will be adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses (for example, 12b-1 fees). The use of blended performance generally results in higher performance for classes with higher operating expenses than those of the class with which they are blended, and lower performance for classes with lower operating expenses than those of the class with which they are blended.


--------------------------------------------------------------------------------


 10P RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 PROSPECTUS

FEES AND EXPENSES


Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year adjusted to reflect current fees.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                                   CLASS I
                                                                                  CLASS R2
                                                                                  CLASS R3
                                                                                 CLASS R4(B)
                                                CLASS A    CLASS B    CLASS C     CLASS R5
 Maximum sales charge (load) imposed on
 purchases
 (as a percentage of offering price)             5.75%(a)   None       None         None
 Maximum deferred sales charge (load)
 imposed on sales
 (as a percentage of offering price at time
 of purchase)                                     None        5%         1%         None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
                                                              CLASS A   CLASS B   CLASS C
 Management fees(c)                                            0.96%     0.96%     0.96%
 Distribution (12b-1) fees                                     0.25%     1.00%     1.00%
 Other expenses(d)                                             0.55%     0.57%     0.57%
 Total annual fund operating expenses                          1.76%     2.53%     2.53%
 Fee waiver/expense reimbursement                              0.13%     0.13%     0.14%
 Total annual (net) fund operating expenses(e)                 1.63%     2.40%     2.39%



                                        CLASS I   CLASS R2   CLASS R3   CLASS R4(B)   CLASS R5
 Management fees(c)                      0.96%     0.96%      0.96%        0.96%       0.96%
 Distribution (12b-1) fees               0.00%     0.50%      0.25%        0.00%       0.00%
 Other expenses(d)                       0.22%     0.49%      0.49%        0.54%       0.25%
 Total annual fund operating expenses    1.18%     1.95%      1.70%        1.50%       1.21%
 Fee waiver/expense reimbursement        0.00%     0.00%      0.00%        0.02%       0.00%
 Total annual (net) fund operating
 expenses(e)                             1.18%     1.95%      1.70%        1.48%       1.21%


(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. See "Sales Charges."

(b) Effective Dec. 11, 2006, the following changes were implemented: renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.


(c) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.04% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Small-Cap Growth Funds Index. See "Fund Management and Compensation" for more information.


(d) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R2, Class R3 and Class R4, a plan administration services fee. Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


--------------------------------------------------------------------------------


                       RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 PROSPECTUS  11P

(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until March 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.59% for Class A, 2.36% for Class B, 2.35% for Class C, 1.14% for Class I, 1.94% for Class R2, 1.69% for Class R3, 1.44% for Class R4 and 1.19% for Class R5.


--------------------------------------------------------------------------------


 12P RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 PROSPECTUS

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                   $731       $1,086       $1,464        $2,524
 Class B                                      $743(b)    $1,175(b)    $1,535(b)     $2,671(c)
 Class C                                      $342(b)    $  774       $1,334        $2,859
 Class I                                      $120       $  375       $  650        $1,437
 Class R2                                     $198       $  613       $1,053        $2,280
 Class R3                                     $173       $  536       $  924        $2,014
 Class R4                                     $151       $  472       $  818        $1,794
 Class R5                                     $123       $  384       $  666        $1,471


(a)  Includes a 5.75% sales charge.
(b)  Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:


                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                   $731       $1,086       $1,464        $2,524
 Class B                                      $243       $  775       $1,335        $2,671(b)
 Class C                                      $242       $  774       $1,334        $2,859
 Class I                                      $120       $  375       $  650        $1,437
 Class R2                                     $198       $  613       $1,053        $2,280
 Class R3                                     $173       $  536       $  924        $2,014
 Class R4                                     $151       $  472       $  818        $1,794
 Class R5                                     $123       $  384       $  666        $1,471


(a)  Includes a 5.75% sales charge.
(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

--------------------------------------------------------------------------------


                       RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 PROSPECTUS  13P

OTHER INVESTMENT STRATEGIES AND RISKS


Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses. Although ETFs are designed to replicate the price and yield of a specified market index, there is no guarantee that an ETF will track its specified market index, which may result in a loss. Additionally, the Fund may use derivatives such as futures, options, forward contracts, and swaps (which are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, indexes or currencies). These derivative instruments are used to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase flexibility. Derivative instruments will typically increase the Fund's exposure to the principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager or subadviser would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments, or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives and certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.


--------------------------------------------------------------------------------


 14P RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 PROSPECTUS

Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated money market fund. See "Cash Reserves" for more information.



Change in Subadviser(s). From time to time, the investment manager may add or change unaffiliated subadvisers. See "Additional Management Information, Manager of Managers Exemption." The date the current Subadviser(s) began serving the Fund is set forth in this section under the background of the firm. Performance of the Fund prior to the date the current Subadviser(s) began serving was achieved by different subadviser(s). Similarly, the portfolio turnover rate shown in the "Financial Highlights" applies to the subadviser(s) serving during the relevant time-period. A change in subadviser(s) may result in increased portfolio turnover, as noted under "Portfolio Turnover."



Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.


Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

--------------------------------------------------------------------------------


                       RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 PROSPECTUS  15P

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. For subadvised funds, a change in a subadviser may result in increased portfolio turnover, which increase may be substantial, as the new subadviser realigns the portfolio, or if the subadviser trades portfolio securities more frequently. A realignment or more active strategy could produce higher than expected capital gains. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments from year-to-year, is shown in the "Financial Highlights."


Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER


RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates.



For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.


--------------------------------------------------------------------------------


 16P RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 PROSPECTUS

The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.96% of the Fund's average daily net assets, including an adjustment under the terms of a performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. The index against which the Fund's performance is currently measured for purposes of the performance incentive adjustment is the Lipper Small-Cap Growth Funds Index. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent annual or semiannual shareholder report.



RiverSource Investments selects, contracts with and compensates the Subadvisers to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of the Subadvisers with the investment objectives and related policies of the Fund, reviews the performance of the Subadvisers, and reports periodically to the Board. RiverSource Investments, subject to Board approval, decides the proportion of the Fund's assets to be managed by each Subadviser and may change these proportions at any time.


The Subadvisers manage a portion of the Fund's assets based upon their respective experience in managing funds with investment goals and strategies substantially similar to those of the Fund.

UBS

UBS, which has served as subadviser to the Fund since August 2003, is located at One North Wacker Drive, Chicago, Illinois. UBS, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to UBS are:

- Paul A. Graham, Jr., CFA, Managing Director, Head of Growth Investors and Co-Head of U.S. Small Cap Growth Equity. Mr. Graham is responsible for overseeing and managing the U.S. small capitalization growth portfolios. Mr. Graham has held portfolio management responsibilities with the firm since August 1994. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management.

- David N. Wabnik, Executive Director, Co-Head of U.S. Small Cap Growth Equity. Mr. Wabnik is responsible for overseeing and managing the U.S. small capitalization growth portfolios. Mr. Wabnik has been a portfolio manager with the firm since 1995. He served as a small cap portfolio manager/senior research analyst with Value Line Asset Management for four years prior to joining the firm. He also served as a tax accountant and financial advisor at Morgan Stanley & Co.

--------------------------------------------------------------------------------


                       RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 PROSPECTUS  17P

TURNER

Turner, which has served as subadviser to the Fund since August 2003, is located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania. Turner, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to Turner are:


- William C. McVail, CFA, Senior Portfolio Manager. Mr. McVail joined Turner Investment Partners in 1998. Mr. McVail is lead manager of Turner Small Cap Growth Fund. Prior to 1998, he was Portfolio Manager at PNC Equity Advisors. He received a Bachelor's degree from Vassar College in Economics and Psychology. He has 20 years of investment experience.



- Christopher K. McHugh, Senior Portfolio Manager. Mr. McHugh joined Turner Investment Partners in 1990. Mr. McHugh is co-manager of the Turner Small Cap Growth Fund. Prior to 1990, he was a Performance Specialist with Provident Capital Management. He received a BS degree from Philadelphia University in Accounting and an MBA in Finance from St. Joseph's University. He has 21 years of investment experience.



- Frank L. Sustersic, CFA, Senior Portfolio Manager. Mr. Sustersic joined Turner Investment Partners in 1994. Mr. Sustersic is co-manager of the Turner Small Cap Growth Fund. Prior to 1994, he was an investment officer/fund manager with First Fidelity Bank Corporation. He received a BS degree from the University of Pennsylvania in Economics. He has 16 years investment experience.



- Jason D. Schrotberger, CFA, Portfolio Manager. Mr. Schrotberger joined Turner Investment Partners in 2001. Mr. Schrotberger is co-manager of the Turner Small Cap Growth Fund. Prior to 2001, he was an investment analyst with BlackRock Financial Management. He received a BA degree from Denison University in Economics, and an MBA in Finance from the University of Illinois. He has 13 years of investment experience.


--------------------------------------------------------------------------------


 18P RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 PROSPECTUS

ESSEX

Essex, which has served as subadviser to the Fund since September 2005, is located at 125 High Street, 29th Floor, Boston, Massachusetts. Essex, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. The portfolio manager responsible for the day-to-day management of the portion of the Fund allocated to Essex is:

- Nancy B. Prial, CFA, Senior Principal and Portfolio Manager. Ms. Prial is responsible for the day-to-day management of the Fund, conducting bottom-up research on stocks and directing the research efforts of four analysts. Ms. Prial became a Principal of Essex in January 2005, when Essex acquired Burridge Growth Partners. Ms. Prial had previously been at Burridge Growth Partners since March 1998 as Senior Vice President and Chief Investment Officer. Previously, Ms. Prial spent four years with the Twentieth Century division of American Century Investors and before that, she spent ten years with Frontier Capital Management as a fundamental analyst and portfolio manager. Ms. Prial graduated from Bucknell University in 1980 with a Bachelor of Science in electrical engineering and a Bachelor of Arts degree in mathematics. She earned her M.B.A. from Harvard Business School in 1984.

MDTA


Federated MDTA, LLC, an indirect subsidiary of Federated Investors, Inc., which has served as subadviser to the Fund since September 2005, is located at 125 Cambridge Park Drive, Cambridge, Massachusetts. Effective July 14, 2006, Federated Investors, Inc. acquired MDTA. MDTA, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. The portfolio manager responsible for the day-to-day management of the portion of the Fund allocated to MDTA is:



- David Goldsmith, Ph.D., Chief Investment Officer, joined MDTA in 1990 and has been responsible for the development of the Optimum Q Investment Process. Dr. Goldsmith has over 23 years experience in the development and application of financial and statistical modeling techniques. He received his AB, Summa Cum Laude, Economics from Princeton University, where he won the Wolf Balleison Memorial Prize for the outstanding senior thesis in economics. Dr. Goldsmith also received a Ph.D. economics with a Concentration in Finance from Harvard University.


--------------------------------------------------------------------------------


                       RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 PROSPECTUS  19P

Other members of the investment team include:

- Frederick L. Konopka, CFA, Senior Associate

- Sarah A. Stahl, Senior Associate

- Stephen R. Griscom, Associate

- Daniel J. Mahr, CFA, Associate

- Douglas K. Thunen, Senior Analyst

- Brian M. Greenberg, Analyst

- David N. Esch, Ph.D., Analyst


- Alok Bhushan, Analyst



- David A. Troiano, Analyst


The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

--------------------------------------------------------------------------------


 20P RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 PROSPECTUS

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY KPMG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST.

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,           2007              2006           2005           2004           2003
Net asset value, beginning of period      $5.42          $4.19          $4.38          $2.80          $4.43
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.07)          (.06)          (.06)          (.04)          (.04)
Net gains (losses) (both realized
 and unrealized)                            .03           1.32           (.13)          1.62          (1.59)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.04)          1.26           (.19)          1.58          (1.63)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains          (.41)          (.03)            --             --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.97          $5.42          $4.19          $4.38          $2.80
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $114           $149           $153           $208           $118
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(b),(c)                  1.65%(d)       1.68%(d)       1.63%          1.64%          1.55%(d)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets             (1.22%)        (1.20%)        (1.29%)        (1.18%)        (1.23%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         119%           152%           153%           224%           175%
-----------------------------------------------------------------------------------------------------------
Total return(e)                           (.24%)        30.06%         (4.34%)        56.43%        (36.79%)
-----------------------------------------------------------------------------------------------------------


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.


(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.76%, 1.73% and 1.79% for the years ended March 31, 2007, 2006 and 2003, respectively.


(e)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------


                       RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 PROSPECTUS  21P

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,           2007              2006           2005           2004           2003
Net asset value, beginning of period      $5.21          $4.06          $4.28          $2.76          $4.39
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.10)          (.09)          (.10)          (.07)          (.06)
Net gains (losses) (both realized
 and unrealized)                            .02           1.27           (.12)          1.59          (1.57)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.08)          1.18           (.22)          1.52          (1.63)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains          (.41)          (.03)            --             --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.72          $5.21          $4.06          $4.28          $2.76
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $44            $63            $71           $102            $58
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(b),(c)                  2.42%(d)       2.45%(d)       2.40%          2.40%          2.31%(d)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets             (1.99%)        (1.97%)        (2.06%)        (1.94%)        (1.99%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         119%           152%           153%           224%           175%
-----------------------------------------------------------------------------------------------------------
Total return(e)                          (1.03%)        29.05%         (5.14%)        55.07%        (37.13%)
-----------------------------------------------------------------------------------------------------------


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.


(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 2.53%, 2.50% and 2.55% for the years ended March 31, 2007, 2006 and 2003, respectively.


(e)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------


 22P RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 PROSPECTUS

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,           2007              2006           2005           2004           2003
Net asset value, beginning of period      $5.21          $4.06          $4.28          $2.76          $4.39
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.10)          (.09)          (.10)          (.07)          (.06)
Net gains (losses) (both realized
 and unrealized)                            .02           1.27           (.12)          1.59          (1.57)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.08)          1.18           (.22)          1.52          (1.63)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains          (.41)          (.03)            --             --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.72          $5.21          $4.06          $4.28          $2.76
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $5             $6             $6             $9             $5
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(b),(c)                  2.42%(d)       2.45%(d)       2.40%          2.40%          2.31%(d)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets             (1.98%)        (1.96%)        (2.06%)        (1.94%)        (1.99%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         119%           152%           153%           224%           175%
-----------------------------------------------------------------------------------------------------------
Total return(e)                          (1.05%)        29.05%         (5.14%)        55.07%        (37.13%)
-----------------------------------------------------------------------------------------------------------


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.


(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 2.52%, 2.50% and 2.55% for the years ended March 31, 2007, 2006 and 2003, respectively.


(e)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------


                       RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 PROSPECTUS  23P

CLASS I



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,           2007              2006           2005        2004(B)
Net asset value, beginning of period      $5.51          $4.23          $4.40          $4.52
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.04)          (.03)          (.05)          (.03)
Net gains (losses) (both realized
 and unrealized)                            .02           1.34           (.12)          (.09)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.02)          1.31           (.17)          (.12)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains          (.41)          (.03)            --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.08          $5.51          $4.23          $4.40
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $51            $19             $6             $1
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)                  1.15%          1.13%(e)       1.07%          1.18%(e),(f)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              (.71%)         (.69%)         (.72%)         (.49%)(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         119%           152%           153%           224%
-----------------------------------------------------------------------------------------------------------
Total return(g)                            .15%         30.96%         (3.86%)        (2.65%)(h)
-----------------------------------------------------------------------------------------------------------


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  For the period from March 4, 2004 (inception date) to March 31, 2004.


(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class I would have been 1.15% and 1.56% for the period ended March 31, 2006 and 2004, respectively.


(f)  Adjusted to an annual basis.


(g)  Total return does not reflect payment of a sales charge.


(h)  Not annualized.


--------------------------------------------------------------------------------


 24P RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 PROSPECTUS

CLASS R2



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,          2007(B)
Net asset value, beginning of period      $5.26
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.05)
Net gains (losses) (both realized
 and unrealized)                            .22
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .17
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains          (.41)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.02
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)                  1.86%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets             (1.36%)(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         119%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           3.74%(g)
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 11, 2006 (inception date) to March 31, 2007.


(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(e)  Adjusted to an annual basis.


(f)  Total return does not reflect payment of a sales charge.


(g)  Not annualized.


--------------------------------------------------------------------------------


                       RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 PROSPECTUS  25P

CLASS R3



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,          2007(B)
Net asset value, beginning of period      $5.26
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.05)
Net gains (losses) (both realized
 and unrealized)                            .22
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .17
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains          (.41)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.02
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)                  1.60%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets             (1.11%)(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         119%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           3.74%(g)
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 11, 2006 (inception date) to March 31, 2007.


(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(e)  Adjusted to an annual basis.


(f)  Total return does not reflect payment of a sales charge.


(g)  Not annualized.


--------------------------------------------------------------------------------


 26P RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 PROSPECTUS

CLASS R4*



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,           2007              2006           2005           2004           2003
Net asset value, beginning of period      $5.46          $4.22          $4.40          $2.81          $4.43
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.05)          (.05)          (.05)          (.04)          (.03)
Net gains (losses) (both realized
 and unrealized)                            .02           1.32           (.13)          1.63          (1.59)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.03)          1.27           (.18)          1.59          (1.62)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains          (.41)          (.03)            --             --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.02          $5.46          $4.22          $4.40          $2.81
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--            $--            $--            $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(b),(c)                  1.47%(d)       1.48%(d)       1.44%          1.45%          1.37%(d)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets             (1.04%)        (1.03%)        (1.11%)         (.97%)        (1.06%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         119%           152%           153%           224%           175%
-----------------------------------------------------------------------------------------------------------
Total return(e)                           (.04%)        30.08%         (4.09%)        56.58%        (36.57%)
-----------------------------------------------------------------------------------------------------------



 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.


(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 1.55%, 1.53% and 1.61% for the years ended March 31, 2007, 2006 and 2003, respectively.


(e)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------


                       RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 PROSPECTUS  27P

CLASS R5



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,          2007(B)
Net asset value, beginning of period      $5.26
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.04)
Net gains (losses) (both realized
 and unrealized)                            .22
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .18
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains          (.41)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.03
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c),(d)                  1.12%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              (.62%)(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         119%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           3.95%(g)
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b)  For the period from Dec. 11, 2006 (inception date) to March 31, 2007.


(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(e)  Adjusted to an annual basis.


(f)  Total return does not reflect payment of a sales charge.


(g)  Not annualized.


--------------------------------------------------------------------------------


 28P RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 PROSPECTUS

BUYING AND SELLING SHARES


The RiverSource funds are available through broker-dealers, certain 401(k) or other qualified and nonqualified plans, banks, or other financial intermediaries or institutions (financial institutions). THESE FINANCIAL INSTITUTIONS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial institutions through which shares are held. Since the fund may not have a record of your transactions, you should always contact the financial institution through which you purchased the fund to make changes to or give instructions concerning your account or to obtain information about your account. The fund, the distributor and the transfer agent are not responsible for the failure of one of these financial institutions to carry out its obligations to its customers.



DESCRIPTION OF SHARE CLASSES



INVESTMENT OPTIONS -- CLASSES OF SHARES



The RiverSource funds offer different classes of shares. There are differences among the fees and expenses for each class. See the "Fees and Expenses" table for more information. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial institution can help you with this decision. The following table shows the key features of each class. (The cover of this prospectus indicates which classes are currently offered for this Fund.)


INVESTMENT OPTIONS SUMMARY


See the "Fees and Expenses" table to determine which classes are offered by this fund.




                                                  CONTINGENT                                   PLAN
                               INITIAL            DEFERRED SALES             DISTRIBUTION AND  ADMINISTRATION
           AVAILABILITY        SALES CHARGE       CHARGE (CDSC)              SERVICE FEE(A)    FEE
-------------------------------------------------------------------------------------------------------------
Class A    Available to        Yes. Payable at    No.                        Yes.              No.
           all investors.      time of purchase.                             0.25%
                               Lower sales
                               charge for larger
                               investments.
-------------------------------------------------------------------------------------------------------------
Class      Available to        No. Entire         Maximum 5% CDSC during     Yes.              No.
  B(b)     all investors.      purchase price is  the first year decreasing  1.00%
                               invested in        to 0% after six years.
                               shares of the
                               fund.
-------------------------------------------------------------------------------------------------------------
Class C    Available to        No. Entire         1% CDSC may apply if you   Yes.              No.
           all investors.      purchase price is  sell shares within one     1.00%
                               invested in        year after purchase.
                               shares of the
                               fund.
-------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

S-6400-4                                                                    S. 1

INVESTMENT OPTIONS SUMMARY (CONTINUED)
                                                  CONTINGENT                                   PLAN
                               INITIAL            DEFERRED SALES             DISTRIBUTION AND  ADMINISTRATION
           AVAILABILITY        SALES CHARGE       CHARGE (CDSC)              SERVICE FEE(A)    FEE
-------------------------------------------------------------------------------------------------------------
Class I    Limited to          No.                No.                        No.               No.
           qualifying
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R2   Limited to          No.                No.                        Yes.              Yes.
           qualifying                                                        0.50%             0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R3   Limited to          No.                No.                        Yes.              Yes.
           qualifying                                                        0.25%             0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R4   Limited to          No.                No.                        No.               Yes.
           qualifying                                                                          0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R5   Limited to          No.                No.                        No.               No.
           qualifying
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class W    Limited to          No.                No.                        Yes.              No.
           qualifying                                                        0.25%
           discretionary
           managed accounts.
-------------------------------------------------------------------------------------------------------------



(a) For Class A, Class B, Class C, Class R2, Class R3 and Class W shares, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares. Because these fees are paid out of a fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.



(b)  See "Buying and Selling Shares, Sales Charges, Class B and Class
     C -- contingent deferred sales charge alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing will vary depending on the date of your original purchase of the Class B shares.



DISTRIBUTION AND SERVICE FEES



The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing a fund's shares and providing services to fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25% of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor begins to pay these fees one year after purchase. Financial institutions also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay one year after purchase. For Class B shares, and, for the first year after sale only, for Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to


--------------------------------------------------------------------------------

S. 2
financial institutions that sell Class B shares, and to pay for other distribution related expenses. Financial institutions may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor.



PLAN ADMINISTRATION FEE



Class R2, Class R3 and Class R4 pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 is equal on an annual basis to 0.25% of assets attributable to the respective class.


DETERMINING WHICH CLASS OF SHARES TO PURCHASE


CLASS A, CLASS B AND CLASS C SHARES



If your investments in RiverSource funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases.


If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial institution.


CLASS I SHARES.



The following eligible investors may purchase Class I shares:



- Any fund distributed by RiverSource Distributors, Inc. and Ameriprise Financial Services, if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other RiverSource funds.



- Endowments, foundations and defined benefit plans with a minimum investment of $5 million.



Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.



CLASS R SHARES.



The following eligible investors may purchase Class R2, Class R3, Class R4 and Class R5 shares:



- Qualified employee benefit plans.


--------------------------------------------------------------------------------

                                                                            S. 3

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.



- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.



- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.



Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans.



CLASS W SHARES.



The following eligible investors may purchase Class W shares:



- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.



Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.



Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.



In addition, for Class I, Class R and Class W shares, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.


For more information, see the SAI.


SALES CHARGES


CLASS A -- INITIAL SALES CHARGE ALTERNATIVE

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial institution through which you purchased the shares. The distributor retains the balance of the sales charge. Sales charges vary depending on the amount of your purchase.

--------------------------------------------------------------------------------

S. 4

SALES CHARGE* FOR CLASS A SHARES:

                                                                           MAXIMUM
                                 AS A % OF         AS A % OF NET     RE-ALLOWANCE AS A %
TOTAL MARKET VALUE            PURCHASE PRICE**    AMOUNT INVESTED     OF PURCHASE PRICE
----------------------------------------------------------------------------------------
 Up to $49,999                      5.75%               6.10%                5.00%
 $50,000 -- $99,999                 4.75                4.99                 4.00
 $100,000 -- $249,999               3.50                3.63                 3.00
 $250,000 -- $499,999               2.50                2.56                 2.15
 $500,000 -- $999,999               2.00                2.04                 1.75
 $1,000,000 or more                 0.00                0.00                 0.00***

  * Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
 ** Purchase price includes the sales charge.


 ***Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial institution the following: a sales commission of up to 1.00% for a sale with a total market value of $1,000,000 to $3,000,000; a sales commission up to 0.50% for a sale of $3,000,000 to $10,000,000; and a sales commission up to 0.25% for a sale of $10,000,000 or more.


INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION. You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts. The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:


- Your current investment in a fund; and


- Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in the fund and other RiverSource funds, provided your investment was subject to a sales charge. Your primary household group consists of you, your spouse or domestic partner and your unmarried children under age 21 sharing a mailing address.

The following accounts are eligible to be included in determining the sales charge on your purchase:

- Individual or joint accounts;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

--------------------------------------------------------------------------------

                                                                            S. 5

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in determining the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;


- Investments in Class D, Class E, Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;


- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

- Charitable and irrevocable trust accounts.

If you purchase RiverSource fund shares through different financial institutions, and you want to include those assets toward a reduced sales charge, you must inform your financial institution in writing about the other accounts when placing your purchase order. Contact your financial institution to determine what information is required.

Unless you provide your financial institution in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

For more information on rights of accumulation, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more over a period of 13 months or less, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing a LOI form. The LOI becomes effective only after the form is processed in good order by the fund. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares that were charged a front-end sales load toward the LOI commitment amount. If the LOI is backdated, the 13-month period begins on the date of the earliest purchase included in the LOI.


Holdings More than 90 Days Old. Purchases made more than 90 days before your LOI is processed by the fund will not be counted toward the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included in an LOI, they may help you obtain a reduced sales charge on future purchases as described in "Initial Sales Charge -- Rights of Accumulation."


--------------------------------------------------------------------------------

S. 6

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial institution provide this information to the fund when placing your purchase order. For more details on LOIs, please contact your financial institution or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:


- current or retired Board members, officers or employees of RiverSource funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.



- current or retired Ameriprise Financial Services, Inc. (Ameriprise Financial Services) financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.



- registered representatives and other employees of financial institutions having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.



- portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.


- qualified employee benefit plans offering participants daily access to RiverSource funds. Eligibility must be determined in advance. For assistance, please contact your financial institution.


- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer of Class R or Class Y shares in a fund to Class A shares in the same fund.


- purchases made:

  - with dividend or capital gain distributions from a fund or from the same class of another RiverSource fund;

  - through or under a wrap fee product or other investment product sponsored by a financial institution having a selling agreement with the distributor;


  - through Ameriprise(SM) Personal Trust Services' Asset-Based pricing alternative, provided by Ameriprise Bank, FSB.


- shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

--------------------------------------------------------------------------------

                                                                            S. 7

Unless you provide your financial institution with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.


Because the current prospectus is available on RiverSource Investment's website free of charge, RiverSource Investments does not disclose this information separately on the website.


CLASS B AND CLASS C -- CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline:

IF THE SALE IS MADE DURING THE:                      THE CDSC PERCENTAGE RATE IS:*
 First year                                                        5%
 Second year                                                       4%
 Third year                                                        4%
 Fourth year                                                       3%
 Fifth year                                                        2%
 Sixth year                                                        1%
 Seventh or eighth year                                            0%

* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial institutions that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.


Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.


Class B shares purchased prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased beginning May 21, 2005 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a sales commission of 1% to financial institutions that sell Class C shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares.

--------------------------------------------------------------------------------

S. 8

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death;

- held in trust for an employee benefit plan; or

- held in IRAs or certain qualified plans, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

  - at least 59 1/2 years old AND

  - taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

  - selling under an approved substantially equal periodic payment arrangement.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares in the event of the shareholder's death.


CLASS I, CLASS R2, CLASS R3, CLASS R4, CLASS R5 AND CLASS W -- NO SALES CHARGE. For Class I, Class R2, Class R3, Class R4, Class R5 and Class W, there is no initial sales charge or CDSC.


--------------------------------------------------------------------------------

                                                                            S. 9

OPENING AN ACCOUNT


Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the financial institution through which you are investing in the fund may not be able to open an account for you. If the financial institution through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial institution.


Your financial institution may establish and maintain your account directly or it may establish and maintain your account with the distributor. The distributor may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts maintained by the distributor will be supported by the fund's transfer agent.



METHODS OF PURCHASING SHARES



These methods of purchasing shares apply to Class A, Class B, and Class C shares.



THROUGH AN ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION



ALL REQUESTS        The financial institution through which you buy shares may have different policies not described in this prospectus,
                    including different minimum investment amounts and minimum account balances.
--------------------------------------------------------------------------------



THROUGH AN ACCOUNT ESTABLISHED WITH THE FUND



BY MAIL The financial institution through which you buy shares may establish an account directly with the fund. To establish an account in this fashion, complete a RiverSource funds account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be requested by calling (888) 791-3380. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.



                    Mail your check and completed application to:



                    REGULAR MAIL    RIVERSOURCE INVESTMENTS (FUNDS)
                                    P.O. BOX 8041
                                    BOSTON, MA 02266-8041

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

S. 10

THROUGH AN ACCOUNT ESTABLISHED WITH THE FUND (CONT.)



BY MAIL (CONT.)
                    EXPRESS MAIL    RIVERSOURCE INVESTMENTS (FUNDS)
                                    C/O BFDS
                                    30 DAN ROAD
                                    CANTON, MA 02021-2809



                    If you already have an account, include your name, account number and the name of the fund and class of shares along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.
--------------------------------------------------------------------------------



BY WIRE OR ACH      Fund shares purchased through the distributor may be paid
                    for by federal funds wire. Before sending a wire, call (888)
                    791-3380 to notify the distributor of the wire and to receive further instructions.



                    If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application.



                    Your bank or financial institution may charge additional fees for wire transactions.
--------------------------------------------------------------------------------



BY EXCHANGE         Call (888) 791-3380 or send signed written instructions to the address above.
--------------------------------------------------------------------------------


MINIMUM INVESTMENT AND ACCOUNT BALANCE


                         FOR ALL FUNDS,
                         CLASSES AND
                         ACCOUNTS EXCEPT
                         THOSE LISTED TO THE   TAX QUALIFIED  RIVERSOURCE DISCIPLINED
                         RIGHT (NONQUALIFIED)  ACCOUNTS       SMALL CAP VALUE FUND     CLASS W
----------------------------------------------------------------------------------------------
INITIAL INVESTMENT       $2,000                $1,000         $5,000                   $500
----------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS   $100                  $100           $100                     None
----------------------------------------------------------------------------------------------
ACCOUNT BALANCE*         $300                  None           $2,500                   $500


 * If your fund account balance falls below the minimum account balance for any reason, including a market decline, you will be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           S. 11

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS


                         FOR ALL FUNDS,
                         CLASSES AND
                         ACCOUNTS EXCEPT
                         THOSE LISTED TO THE   TAX QUALIFIED  RIVERSOURCE DISCIPLINED
                         RIGHT (NONQUALIFIED)  ACCOUNTS       SMALL CAP VALUE FUND     CLASS W
----------------------------------------------------------------------------------------------
INITIAL INVESTMENT       $100                  $100           $5,000                   $500
----------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS   $100                  $50            $100                     None
----------------------------------------------------------------------------------------------
ACCOUNT BALANCE**        None                  None           $2,500                   $500


** If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
--------------------------------------------------------------------------------


If approved by the distributor, these minimums may be waived for accounts that are managed by an investment professional (for example, discretionary wrap accounts) or are a part of an employer-sponsored retirement plan.


The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial institution for information regarding wire or electronic funds transfer.

EXCHANGING OR SELLING SHARES


You may exchange or sell shares by having your financial institution process your transaction. If your account is maintained directly with your financial institution, you must contact that financial institution to exchange or sell shares of the fund. If your account was established with the distributor, there are a variety of methods you may use to exchange or sell shares of the fund.



WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES



ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION



ALL REQUESTS        You can exchange or sell shares by having your financial
                    institution process your transaction. The financial
                    institution through which you purchased shares may have
                    different policies not described in this prospectus,
                    including different transaction limits, exchange policies
                    and sale procedures.
--------------------------------------------------------------------------------



ACCOUNT ESTABLISHED WITH THE FUND



BY MAIL             Mail your exchange or sale request to:



                    REGULAR MAIL    RIVERSOURCE INVESTMENTS (FUNDS)
                                    P.O. BOX 8041
                                    BOSTON, MA 02266-8041

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

S. 12

ACCOUNT ESTABLISHED WITH THE FUND (CONT.)



BY MAIL (CONT.)
                    EXPRESS MAIL    RIVERSOURCE INVESTMENTS (FUNDS)
                                    C/O BFDS
                                    30 DAN ROAD
                                    CANTON, MA 02021-2809



                    Include in your letter:



                    - your name



                    - the name of the fund(s)



                    - your account number



                    - the class of shares to be exchanged or sold



                    - your Social Security number or Employer Identification
                      number



                    - the dollar amount or number of shares you want to exchange or sell



                    - specific instructions regarding delivery or exchange
                      destination



                    - signature(s) of registered account owner(s)



                    - any special documents the transfer agent may require in
                      order to process your order



                    Corporate, trust or partnership accounts may need to send additional documents.



                    Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.



                    A Medallion Signature Guarantee is required if:



                    - Amount is over $50,000.



                    - You want your check made payable to someone other than
                      yourself.



                    - Your address has changed within the last 30 days.



                    - You want the check mailed to an address other than the
                      address of record.



                    - You want the proceeds sent to a bank account not on file.



                    - You are the beneficiary of the account and the account
                      owner is deceased (additional documents may be required).



                    A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial institution providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                           S. 13

ACCOUNT ESTABLISHED WITH THE FUND (CONT.)



BY MAIL (CONT.)
                    the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.



                    NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.
--------------------------------------------------------------------------------



BY TELEPHONE        Call (888) 791-3380. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.
                    Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing to the address above.



                    Payment will be mailed to the address of record and made payable to the names listed on the account.



                    Telephone sale requests are limited to $100,000 per day.
--------------------------------------------------------------------------------



BY WIRE OR ACH      You can wire money from your fund account to your bank
                    account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.



                    Call (888) 791-3380 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.



                    A service fee may be charged against your account for each wire sent.



                    Minimum amount: $100



                    Your bank or financial institution may charge additional fees for wire transactions.
--------------------------------------------------------------------------------



BY SCHEDULED
PAYOUT PLAN         You may elect to receive regular periodic payments through an automatic sale of shares. See the SAI for more
                    information.
--------------------------------------------------------------------------------



IMPORTANT: Payments sent by a bank authorization or check that are not guaranteed may take up to ten days to clear. This may cause your sale request to fail to process if the requested amount includes unguaranteed funds.


--------------------------------------------------------------------------------

S. 14

EXCHANGES


Generally, you may exchange your fund shares for shares of the same class of any other publicly offered RiverSource fund without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order.


MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

FUNDS THAT INVEST IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS.

SEE "VALUING FUND SHARES" FOR A DISCUSSION OF THE RIVERSOURCE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.


THE RIVERSOURCE FUNDS' BOARDS HAVE ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:


- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund seeks the assistance of financial institutions in applying similar restrictions on the sub-accounts of their participants or clients.

--------------------------------------------------------------------------------

                                                                           S. 15

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial institution. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial institutions where market timing activity may not always be successfully detected.

Other exchange policies:

- Exchanges must be made into the same class of shares of the new fund.


- Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.


- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

- Once the fund receives your exchange request, you cannot cancel it.

- Shares of the new fund may not be used on the same day for another exchange or sale.


- Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.


SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.


REPURCHASES. You can change your mind after requesting a sale and use all or part of the sale proceeds to purchase new shares in the same account, fund and class from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV, up to the amount of the sale proceeds, instead of paying a sales charge on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. In order for you to take advantage of this repurchase waiver, you must notify your financial institution within 90 days of the date your sale request was processed. Contact your financial institution for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.


--------------------------------------------------------------------------------

S. 16

Each fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

VALUING FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.


Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, contact your financial institution.


The NAV is the value of a single share of a fund. The NAV is determined by dividing the value of a fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. Securities are valued primarily on the basis of market quotations. Market quotations are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund has significant holdings of foreign securities or small cap stocks that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's shares may change on days when shareholders will not be able to purchase or sell the fund's shares.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

--------------------------------------------------------------------------------

                                                                           S. 17

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund, unless you request distributions in cash. The financial institution through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

--------------------------------------------------------------------------------

S. 18

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.


Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements upon the withdrawal of the sales proceeds from such accounts. Please consult your tax advisor.



REITs often do not provide complete tax information until after the calendar year-end; generally mid to late January and continuing through early February. Consequently, if your fund has significant investments in REITs, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are mailed in January.


IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult your financial institution to determine availability of RiverSource funds. Currently, RiverSource funds may be purchased or sold through affiliated broker-dealers of RiverSource Investments and through certain unaffiliated financial institutions. If you set up an account at a financial institution that does not have, and is unable to obtain, a selling agreement with the distributor of the RiverSource funds, you will not be able to transfer RiverSource fund holdings to that account. In that event, you must either maintain your RiverSource fund holdings with your current financial institution, find another financial institution with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

--------------------------------------------------------------------------------

                                                                           S. 19

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association provides custody services. In addition, Ameriprise Trust Company is paid for certain transaction fees and out-of-pocket expenses incurred while providing services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."


Distribution and Shareholder Services. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, and Ameriprise Financial Services, 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (collectively, the distributor), provide underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor re-allows the remainder of these fees (or the full fee) to the financial institutions that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares: Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the RiverSource funds' policy regarding directed brokerage.



Plan Administration Services. Under a Plan Administration Services Agreement the fund pays for plan administration services, including recordkeeping, communication or educational services to 529 and retirement plan sponsors, plans and plan participants. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."



Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial institutions that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.


--------------------------------------------------------------------------------

S. 20

PAYMENTS TO FINANCIAL INSTITUTIONS


RiverSource Investments and its affiliates may make or support additional cash payments out of their own resources to financial institutions, including inter-company allocation of resources to affiliated broker-dealers such as Ameriprise Financial Services (and its licensed representatives), in connection with selling fund shares or providing services to the fund or its shareholders. These inter-company allocations may include payment as compensation to employees of RiverSource Investments who are licensed by Ameriprise Financial Services, in respect of certain sales and solicitation activity on behalf of the funds. These payments and inter-company allocations are in addition to any 12b-1 distribution and/or shareholder service fees or other amounts paid by the fund to the distributor under distribution and shareholder servicing plans, or paid by the fund to the transfer agent under its transfer agency agreement or plan administration agreement, which fees may be used by these entities to support shareholder account maintenance, sub-accounting, recordkeeping or other services provided directly by the financial institution to shareholders or 529 and retirement plans and the plan participants. In exchange for these payments and inter-company allocations, RiverSource Investments and its affiliates may receive preferred access to registered representatives of a financial institution (for example, the ability to make presentations in branch offices or at conferences) or preferred access to customers of the financial institution (for example, the ability to advertise or directly interact with the financial institution's customers in order to sell the fund). These arrangements are sometimes referred to as "revenue sharing payments." In some cases, these arrangements may create an incentive for a financial institution or its representatives to recommend or sell shares of a fund and may create a conflict of interest between a financial institution's financial interest and its duties to its customers. Please contact the financial institution through which you are purchasing shares of the fund for details about any payments it may receive in connection with the solicitation and sale of fund shares or providing services to the fund or its shareholders. These payments and inter-company allocations are usually calculated based on a percentage of fund sales and/or as a percentage of fund assets attributable to a particular financial institution. These payments may also be negotiated based on other criteria or factors including, but not limited to, the financial institution's affiliation with the investment manager, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships and the scope and quality of services it provides. The amount of payment or inter-company allocation may vary by financial institution and by type of sale (e.g., purchases of different share classes or purchases of the fund through a qualified plan or through a wrap program), and may be significant.


--------------------------------------------------------------------------------

                                                                           S. 21

From time to time, RiverSource Investments and its affiliates may make other reimbursements or payments to financial institutions or their representatives including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject.

ADDITIONAL MANAGEMENT INFORMATION

MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.


AFFILIATED PRODUCTS. RiverSource Investments also serves as investment manager to RiverSource funds that provide asset-allocation services to shareholders by investing in shares of other RiverSource funds (Funds of Funds) and to discretionary managed accounts (collectively referred to as "affiliated products"). A fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments seeks to minimize the impact of these transactions by structuring them over a reasonable period of time or through other measures, a fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of a fund, a redemption by one or more affiliated product could cause a fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments will report to the Board on the steps it has taken to manage any potential conflicts.


--------------------------------------------------------------------------------

S. 22

CASH RESERVES. A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.


FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.


LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the Fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


--------------------------------------------------------------------------------

                                                                           S. 23

                       THIS PAGE LEFT BLANK INTENTIONALLY

                       THIS PAGE LEFT BLANK INTENTIONALLY

                       THIS PAGE LEFT BLANK INTENTIONALLY

This fund can be purchased from Ameriprise Financial Services or from a limited number of other authorized financial institutions. The fund can be found under the "RiverSource" banner in most mutual fund quotations.

Additional information about the fund and its investments is available in the fund's SAI, and annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Funds or your financial institution. To make a shareholder inquiry, contact the financial institution through whom you purchased the fund.

RiverSource Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474
(888) 791-3380

RiverSource Funds information available at RiverSource Investments website address:
riversource.com/funds


You may review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, N.E., Washington, D.C. 20549-0102.


Investment Company Act File #811-3956


TICKER SYMBOL
Class A: AXSCX     Class B: ASGBX     Class C: APRCX
Class I: RSWIX     Class R2: --       Class R3: --
Class R4: RSLGX



(RIVERSOURCE INVESTMENTS LOGO)                                S-6301-99 K (5/07)

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 30, 2007



RIVERSOURCE(R) BOND SERIES, INC.
  RiverSource Core Bond Fund
  RiverSource Floating Rate Fund
  RiverSource Income Opportunities Fund
  RiverSource Inflation Protected Securities Fund
  RiverSource Limited Duration Bond Fund
RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST
  RiverSource California Tax-Exempt Fund
RIVERSOURCE DIMENSIONS SERIES, INC.
  RiverSource Disciplined Small and Mid Cap Equity
     Fund
  RiverSource Disciplined Small Cap Value Fund
RIVERSOURCE DIVERSIFIED INCOME SERIES, INC.
  RiverSource Diversified Bond Fund
RIVERSOURCE EQUITY SERIES, INC.
  RiverSource Mid Cap Growth Fund
RIVERSOURCE GLOBAL SERIES, INC.
  RiverSource Absolute Return Currency and Income
     Fund
  RiverSource Emerging Markets Bond Fund
  RiverSource Emerging Markets Fund
  RiverSource Global Bond Fund
  RiverSource Global Equity Fund
  RiverSource Global Technology Fund
RIVERSOURCE GOVERNMENT INCOME SERIES, INC.
  RiverSource Short Duration U.S. Government Fund
  RiverSource U.S. Government Mortgage Fund
RIVERSOURCE HIGH YIELD INCOME SERIES, INC.
  RiverSource High Yield Bond Fund
RIVERSOURCE INCOME SERIES, INC.
  RiverSource Income Builder Basic Income Fund
  RiverSource Income Builder Enhanced Income Fund
  RiverSource Income Builder Moderate Income Fund
RIVERSOURCE INTERNATIONAL MANAGERS SERIES, INC.
  RiverSource International Aggressive Growth Fund
  RiverSource International Equity Fund
  RiverSource International Select Value Fund
  RiverSource International Small Cap Fund
RIVERSOURCE INTERNATIONAL SERIES, INC.
  RiverSource Disciplined International Equity Fund
  RiverSource European Equity Fund
  RiverSource International Opportunity Fund
RIVERSOURCE INVESTMENT SERIES, INC.
  RiverSource Balanced Fund
  RiverSource Disciplined Large Cap Growth Fund
  RiverSource Diversified Equity Income Fund
  RiverSource Mid Cap Value Fund
RIVERSOURCE LARGE CAP SERIES, INC.
  RiverSource Disciplined Equity Fund
  RiverSource Growth Fund
  RiverSource Large Cap Equity Fund
  RiverSource Large Cap Value Fund
RIVERSOURCE MANAGERS SERIES, INC.
  RiverSource Aggressive Growth Fund
  RiverSource Fundamental Growth Fund
  RiverSource Fundamental Value Fund
  RiverSource Select Value Fund
  RiverSource Small Cap Equity Fund
  RiverSource Small Cap Value Fund
  RiverSource Value Fund
RIVERSOURCE MARKET ADVANTAGE SERIES, INC.
  RiverSource Portfolio Builder Aggressive Fund
  RiverSource Portfolio Builder Conservative Fund
  RiverSource Portfolio Builder Moderate Aggressive
     Fund
  RiverSource Portfolio Builder Moderate
     Conservative Fund
  RiverSource Portfolio Builder Moderate Fund
  RiverSource Portfolio Builder Total Equity Fund
  RiverSource S&P 500 Index Fund
  RiverSource Small Company Index Fund
RIVERSOURCE MONEY MARKET SERIES, INC.
  RiverSource Cash Management Fund
RIVERSOURCE RETIREMENT SERIES TRUST
  RiverSource Retirement Plus(SM) 2010 Fund
  RiverSource Retirement Plus 2015 Fund
  RiverSource Retirement Plus 2020 Fund
  RiverSource Retirement Plus 2025 Fund
  RiverSource Retirement Plus 2030 Fund
  RiverSource Retirement Plus 2035 Fund
  RiverSource Retirement Plus 2040 Fund
  RiverSource Retirement Plus 2045 Fund
RIVERSOURCE SECTOR SERIES, INC.
  RiverSource Dividend Opportunity Fund
  RiverSource Real Estate Fund
RIVERSOURCE SELECTED SERIES, INC.
  RiverSource Precious Metals and Mining Fund
RIVERSOURCE SHORT TERM INVESTMENT SERIES, INC.
  RiverSource Short-Term Cash Fund
RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST
  RiverSource Massachusetts Tax-Exempt Fund
  RiverSource Michigan Tax-Exempt Fund
  RiverSource Minnesota Tax-Exempt Fund
  RiverSource New York Tax-Exempt Fund
  RiverSource Ohio Tax-Exempt Fund
RIVERSOURCE STRATEGIC ALLOCATION SERIES, INC.
  RiverSource Strategic Allocation Fund
  RiverSource Strategic Income Allocation Fund
RIVERSOURCE STRATEGY SERIES, INC.
  RiverSource Equity Value Fund
  RiverSource Small Cap Advantage Fund
  RiverSource Small Cap Growth Fund
RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.
  RiverSource Tax-Exempt High Income Fund
RIVERSOURCE TAX-EXEMPT MONEY MARKET SERIES, INC.
  RiverSource Tax-Exempt Money Market Fund
RIVERSOURCE TAX-EXEMPT SERIES, INC.
  RiverSource Intermediate Tax-Exempt Fund
  RiverSource Tax-Exempt Bond Fund

This is the Statement of Additional Information (SAI) for each of the funds listed on the previous page. This SAI is not a prospectus. It should be read together with the appropriate current fund prospectus, the date of which can be found in Table 1 of this SAI.

Each fund's financial statements for its most recent fiscal period are contained in the fund's Annual or Semiannual Report to shareholders. The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities and any applicable Schedule of Affiliated Funds, contained in the Annual Report, are incorporated in this SAI by reference. No other portion of the Annual Report is incorporated by reference. For a free copy of a fund prospectus, annual or semiannual report, contact your financial institution or write to RiverSource Funds, 734 Ameriprise Financial Center, Minneapolis, MN 55474, call (888) 791-3380 or visit riversource.com/funds.

Each fund is governed by a Board of Directors/Trustees ("Board") that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds' investment manager, RiverSource Investments, LLC (the "investment manager" or "RiverSource Investments"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), and other aspects of fund management can be found by referencing the Table of Contents below.


Shares of Short-Term Cash Fund are issued solely in private placement transactions that do not involve any public offering within the meaning of
Section 4(2) of the Securities Act of 1933, as amended (the 1933 Act). Investments in Short-Term Cash Fund may be made only by investment companies, common or commingled trust funds or similar organizations or persons that are accredited investors within the meaning of the 1933 Act. This Statement of Additional Information (SAI) does not constitute an offer to sell, or the solicitation of an offer to buy, shares of Short-Term Cash Fund within the meaning of the 1933 Act.


TABLE OF CONTENTS


Fundamental and Nonfundamental Investment Policies..........       6
Investment Strategies and Types of Investments..............      17
Information Regarding Risks and Investment Strategies.......      19
Securities Transactions.....................................      44
Brokerage Commissions Paid to Brokers Affiliated with the
  Investment Manager........................................      60
Valuing Fund Shares.........................................      63
Portfolio Holdings Disclosure...............................      72
Proxy Voting................................................      74
Investing in a Fund.........................................      76
Selling Shares..............................................      81
Pay-out Plans...............................................      82
Capital Loss Carryover......................................      83
Taxes.......................................................      86
Service Providers...........................................      91
Organizational Information..................................     161
Board Members and Officers..................................     165
Control Persons and Principal Holders of Securities.........     177
Information Regarding Pending and Settled Legal
  Proceedings...............................................     187
Independent Registered Public Accounting Firm...............     188
Appendix A: Description of Ratings..........................     A-1
Appendix B: State Risk Factors..............................     B-1
Appendix C: Additional Information about the S&P 500
  Index.....................................................     C-1



Statement of Additional Information - May 30, 2007                       Page  2

LIST OF TABLES


1.     Fund Fiscal Year Ends, Prospectus Date and Investment
       Categories..................................................       4
2.     Fundamental Policies........................................       6
3.     Nonfundamental Policies.....................................      11
4.     Investment Strategies and Types of Investments..............      17
5.     Total Brokerage Commissions.................................      47
6.     Brokerage Directed for Research and Turnover Rates..........      50
7.     Securities of Regular Brokers or Dealers....................      53
8.     Brokerage Commissions Paid to Investment Manager or
       Affiliates..................................................      60
9.     Valuing Fund Shares.........................................      63
10.    Class A Sales Charge........................................      77
11.    Public Offering Price.......................................      78
12.    Capital Loss Carryover......................................      84
13.    Corporate Deduction and Qualified Dividend Income...........      88
14.    Investment Management Services Agreement Fee Schedule.......      92
15.    Lipper Indexes..............................................     100
16.    Performance Incentive Adjustment Calculation................     102
17.    Management Fees and Nonadvisory Expenses....................     103
18.    Subadvisers and Subadvisory Agreement Fee Schedules.........     106
19.    Subadvisory Fees............................................     109
20.    Portfolio Managers..........................................     111
21.    Administrative Services Agreement Fee Schedule..............     149
22.    Administrative Fees.........................................     151
23.    Sales Charges Paid to Distributor...........................     155
24.    12b-1 Fees..................................................     159
25.    Fund History Table for RiverSource Funds....................     162
26.    Board Members...............................................     166
27.    Fund Officers...............................................     167
28.    Committee Meetings..........................................     169
29.    Board Member Holdings - All Funds...........................     169
30A.   Board Member Holdings - Individual Funds....................     170
30B.   Board Member Holdings - Individual Holdings as of Fiscal
       Year End....................................................     173
31A.   Board Member Compensation - All Funds.......................     175
31B.   Supplemental Board Member Retirement Benefits - All Funds...     176
32.    Board Member Compensation - Individual Funds................     176
33.    Control Persons and Principal Holders of Securities.........     181


Statement of Additional Information - May 30, 2007                       Page  3

   TABLE 1. FUND FISCAL YEAR ENDS, PROSPECTUS DATE AND INVESTMENT CATEGORIES


-----------------------------------------------------------------------------------------------------------------------
                      FUND                         FISCAL YEAR END  PROSPECTUS DATE      FUND INVESTMENT CATEGORY*
-----------------------------------------------------------------------------------------------------------------------
 Absolute Return Currency and Income               October 31       Dec. 29, 2006    Taxable fixed income
-----------------------------------------------------------------------------------------------------------------------
 Aggressive Growth                                 May 31           July 28, 2006    Equity
-----------------------------------------------------------------------------------------------------------------------
 Balanced                                          September 30     Nov. 29, 2006    Balanced
-----------------------------------------------------------------------------------------------------------------------
 California Tax-Exempt***                          August 31        Feb. 28, 2007    State tax-exempt fixed income
-----------------------------------------------------------------------------------------------------------------------
 Cash Management                                   July 31          Sept. 29, 2006   Taxable money market
-----------------------------------------------------------------------------------------------------------------------
 Core Bond                                         July 31          Sept. 29, 2006   Taxable fixed income
-----------------------------------------------------------------------------------------------------------------------
 Disciplined Equity                                July 31          Sept. 29, 2006   Equity
-----------------------------------------------------------------------------------------------------------------------
 Disciplined International Equity                  October 31       Dec. 29, 2006    Equity
-----------------------------------------------------------------------------------------------------------------------
 Disciplined Large Cap Growth**                    September 30     April 25, 2007   Equity
-----------------------------------------------------------------------------------------------------------------------
 Disciplined Small and Mid Cap Equity              July 31          Sept. 29, 2006   Equity
-----------------------------------------------------------------------------------------------------------------------
 Disciplined Small Cap Value                       July 31          Sept. 29, 2006   Equity
-----------------------------------------------------------------------------------------------------------------------
 Diversified Bond                                  August 31        Oct. 30, 2006    Taxable fixed income
-----------------------------------------------------------------------------------------------------------------------
 Diversified Equity Income                         September 30     Nov. 29, 2006    Equity
-----------------------------------------------------------------------------------------------------------------------
 Dividend Opportunity                              June 30          Aug. 29, 2006    Equity
-----------------------------------------------------------------------------------------------------------------------
 Emerging Markets                                  October 31       Dec. 29, 2006    Equity
-----------------------------------------------------------------------------------------------------------------------
 Emerging Markets Bond                             October 31       Dec. 29, 2006    Taxable fixed income
-----------------------------------------------------------------------------------------------------------------------
 Equity Value                                      March 31         May 30, 2007     Equity
-----------------------------------------------------------------------------------------------------------------------
 European Equity                                   October 31       Dec. 29, 2006    Equity
-----------------------------------------------------------------------------------------------------------------------
 Floating Rate                                     July 31          Sept. 29, 2006   Taxable fixed income
-----------------------------------------------------------------------------------------------------------------------
 Fundamental Growth                                May 31           July 28, 2006    Equity
-----------------------------------------------------------------------------------------------------------------------
 Fundamental Value                                 May 31           July 28, 2006    Equity
-----------------------------------------------------------------------------------------------------------------------
 Global Bond                                       October 31       Dec. 29, 2006    Taxable fixed income
-----------------------------------------------------------------------------------------------------------------------
 Global Equity                                     October 31       Dec. 29, 2006    Equity
-----------------------------------------------------------------------------------------------------------------------
 Global Technology                                 October 31       Dec. 29, 2006    Equity
-----------------------------------------------------------------------------------------------------------------------
 Growth                                            July 31          Sept. 29, 2006   Equity
-----------------------------------------------------------------------------------------------------------------------
 High Yield Bond                                   May 31           July 28, 2006    Taxable fixed income
-----------------------------------------------------------------------------------------------------------------------
 Income Builder Basic Income                       May 31           July 28, 2006    Funds-of-funds - fixed income
-----------------------------------------------------------------------------------------------------------------------
 Income Builder Enhanced Income                    May 31           July 28, 2006    Funds-of-funds - fixed income
-----------------------------------------------------------------------------------------------------------------------
 Income Builder Moderate Income                    May 31           July 28, 2006    Funds-of-funds - fixed income
-----------------------------------------------------------------------------------------------------------------------
 Income Opportunities                              July 31          Sept. 29, 2006   Taxable fixed income
-----------------------------------------------------------------------------------------------------------------------
 Inflation Protected Securities                    July 31          Sept. 29, 2006   Taxable fixed income
-----------------------------------------------------------------------------------------------------------------------
 Intermediate Tax-Exempt                           November 30      Jan. 29, 2007    Tax-exempt fixed income
-----------------------------------------------------------------------------------------------------------------------
 International Aggressive Growth                   October 31       Dec. 29, 2006    Equity
-----------------------------------------------------------------------------------------------------------------------
 International Equity                              October 31       Dec. 29, 2006    Equity
-----------------------------------------------------------------------------------------------------------------------
 International Opportunity                         October 31       Dec. 29, 2006    Equity
-----------------------------------------------------------------------------------------------------------------------
 International Select Value                        October 31       Dec. 29, 2006    Equity
-----------------------------------------------------------------------------------------------------------------------
 International Small Cap                           October 31       Dec. 29, 2006    Equity
-----------------------------------------------------------------------------------------------------------------------
 Large Cap Equity                                  July 31          Sept. 29, 2006   Equity
-----------------------------------------------------------------------------------------------------------------------
 Large Cap Value                                   July 31          Sept. 29, 2006   Equity
-----------------------------------------------------------------------------------------------------------------------
 Limited Duration Bond                             July 31          Sept. 29, 2006   Taxable fixed income
-----------------------------------------------------------------------------------------------------------------------
 Massachusetts Tax-Exempt***                       August 31        Feb. 28, 2007    State tax-exempt fixed income
-----------------------------------------------------------------------------------------------------------------------
 Michigan Tax-Exempt***                            August 31        Feb. 28, 2007    State tax-exempt fixed income
-----------------------------------------------------------------------------------------------------------------------
 Mid Cap Growth                                    November 30      Jan. 29, 2007    Equity
-----------------------------------------------------------------------------------------------------------------------
 Mid Cap Value                                     September 30     Nov. 29, 2006    Equity
-----------------------------------------------------------------------------------------------------------------------
 Minnesota Tax-Exempt***                           August 31        Feb. 28, 2007    State tax-exempt fixed income
-----------------------------------------------------------------------------------------------------------------------
 New York Tax-Exempt***                            August 31        Feb. 28, 2007    State tax-exempt fixed income
-----------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                       Page  4

-----------------------------------------------------------------------------------------------------------------------
                      FUND                         FISCAL YEAR END  PROSPECTUS DATE      FUND INVESTMENT CATEGORY*
-----------------------------------------------------------------------------------------------------------------------
 Ohio Tax-Exempt***                                August 31        Feb. 28, 2007    State tax-exempt fixed income
-----------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Aggressive                      January 31       March 30, 2007   Funds-of-funds - equity
-----------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Conservative                    January 31       March 30, 2007   Funds-of-funds - fixed income
-----------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate                        January 31       March 30, 2007   Funds-of-funds - equity
-----------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate Aggressive             January 31       March 30, 2007   Funds-of-funds - equity
-----------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate Conservative           January 31       March 30, 2007   Funds-of-funds - fixed income
-----------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Total Equity                    January 31       March 30, 2007   Funds-of-funds - equity
-----------------------------------------------------------------------------------------------------------------------
 Precious Metals and Mining                        March 31         May 30, 2007     Equity
-----------------------------------------------------------------------------------------------------------------------
 Real Estate                                       June 30          Aug. 29, 2006    Equity
-----------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2010**                            April 30         April 26, 2006   Funds-of-funds - equity
-----------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2015**                            April 30         April 26, 2006   Funds-of-funds - equity
-----------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2020**                            April 30         April 26, 2006   Funds-of-funds - equity
-----------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2025**                            April 30         April 26, 2006   Funds-of-funds - equity
-----------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2030**                            April 30         April 26, 2006   Funds-of-funds - equity
-----------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2035**                            April 30         April 26, 2006   Funds-of-funds - equity
-----------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2040**                            April 30         April 26, 2006   Funds-of-funds - equity
-----------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2045**                            April 30         April 26, 2006   Funds-of-funds - equity
-----------------------------------------------------------------------------------------------------------------------
 S&P 500 Index                                     January 31       March 30, 2007   Equity
-----------------------------------------------------------------------------------------------------------------------
 Select Value                                      May 31           July 28, 2006    Equity
-----------------------------------------------------------------------------------------------------------------------
 Short Duration U.S. Government                    May 31           July 28, 2006    Taxable fixed income
-----------------------------------------------------------------------------------------------------------------------
 Short-Term Cash**                                 July 31          Sept. 15, 2006   Taxable money market
-----------------------------------------------------------------------------------------------------------------------
 Small Cap Advantage                               March 31         May 30, 2007     Equity
-----------------------------------------------------------------------------------------------------------------------
 Small Cap Equity                                  May 31           July 28, 2006    Equity
-----------------------------------------------------------------------------------------------------------------------
 Small Cap Growth                                  March 31         May 30, 2007     Equity
-----------------------------------------------------------------------------------------------------------------------
 Small Cap Value                                   May 31           July 28, 2006    Equity
-----------------------------------------------------------------------------------------------------------------------
 Small Company Index                               January 31       March 30, 2007   Equity
-----------------------------------------------------------------------------------------------------------------------
 Strategic Allocation                              September 30     Nov. 29, 2006    Balanced
-----------------------------------------------------------------------------------------------------------------------
 Strategic Income Allocation**                     September 30     April 25, 2007   Taxable fixed income
-----------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Bond                                   November 30      Jan. 29, 2007    Tax-exempt fixed income
-----------------------------------------------------------------------------------------------------------------------
 Tax-Exempt High Income                            November 30      Jan. 29, 2007    Tax-exempt fixed income
-----------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Money Market                           December 31      March 1, 2007    Tax-exempt money market
-----------------------------------------------------------------------------------------------------------------------
 U.S. Government Mortgage                          May 31           July 28, 2006    Taxable fixed income
-----------------------------------------------------------------------------------------------------------------------
 Value                                             May 31           July 28, 2006    Equity
-----------------------------------------------------------------------------------------------------------------------


 * The taxable fixed income fund investment category includes Absolute Return Currency and Income Fund, which is an alternative investment strategy.
 ** As of the date of this SAI, the fund has not passed its first fiscal year end, and therefore has no reporting information.
 *** The fund changed its fiscal period end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended June 30.

FUNDS-OF-FUNDS
Funds-of-funds invest in a combination of underlying funds. These underlying funds have their own investment policies that may be more or less restrictive than the policies of the funds-of-funds. The policies of the underlying funds may permit funds-of-funds to engage in investment strategies indirectly that would otherwise be prohibited under the investment restrictions of the funds-of-funds.


Statement of Additional Information - May 30, 2007                       Page  5

FUNDAMENTAL AND NONFUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund's other investment policies, each fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

FUNDAMENTAL POLICIES
Fundamental policies are policies that can be changed only with shareholder approval.

FOR EACH FUND: The fund will not:

     - Act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

     - Lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund's total assets except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements. For funds-of-funds - equity, under current Board policy, the fund has no current intention to lend to a material extent.

     - Borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings. For funds-of-funds - equity, under current Board policy, the fund has no current intention to borrow to a material extent.

ADDITIONALLY FOR CASH MANAGEMENT THE FUND WILL NOT:

     - Buy on margin or sell short or deal in options to buy or sell securities.

     - Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

ADDITIONALLY FOR TAX-EXEMPT MONEY MARKET THE FUND WILL NOT:

     - Buy on margin or sell short.

In addition to the policies described above and any fundamental policy described in the prospectus, the chart below shows fund-specific policies that may be changed only with shareholder approval. The chart indicates whether or not the fund has a policy on a particular topic. A shaded box indicates that the fund does not have a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

                         TABLE 2. FUNDAMENTAL POLICIES

The fund will not:

--------------------------------------------------------------------------------------------------------------------------
                      A            B            C               D                 E                 F               G
                 BUY OR SELL  BUY OR SELL  ISSUE SENIOR   BUY MORE THAN    INVEST MORE THAN   CONCENTRATE IN   INVEST LESS
     FUND        REAL ESTATE  COMMODITIES   SECURITIES   10% OF AN ISSUER  5% IN AN ISSUER   ANY ONE INDUSTRY   THAN 80%
--------------------------------------------------------------------------------------------------------------------------
 Absolute           A1           B1           C1                                                 F7
 Return
 Currency and
 Income
--------------------------------------------------------------------------------------------------------------------------
 Aggressive         A1           B1           C1             D1                E1                F1
 Growth
--------------------------------------------------------------------------------------------------------------------------
 Balanced           A1           B1                          D1                E1                F1
--------------------------------------------------------------------------------------------------------------------------
 California         A1           B1                                                                               G1
 Tax-Exempt
--------------------------------------------------------------------------------------------------------------------------
 Cash               A3           A3                          D1                E1
 Management
--------------------------------------------------------------------------------------------------------------------------
 Core Bond          A1           B1           C1             D1                E1                F1
--------------------------------------------------------------------------------------------------------------------------
 Disciplined        A1           B1           C1             D1                E1                F1
 Equity
--------------------------------------------------------------------------------------------------------------------------
 Disciplined        A1           B4           C1             D1                E1                F1
 International
 Equity
--------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2007                       Page  6

--------------------------------------------------------------------------------------------------------------------------
                      A            B            C               D                 E                 F               G
                 BUY OR SELL  BUY OR SELL  ISSUE SENIOR   BUY MORE THAN    INVEST MORE THAN   CONCENTRATE IN   INVEST LESS
     FUND        REAL ESTATE  COMMODITIES   SECURITIES   10% OF AN ISSUER  5% IN AN ISSUER   ANY ONE INDUSTRY   THAN 80%
--------------------------------------------------------------------------------------------------------------------------
 Disciplined        A1           B3           C1             D1                E1                F1
 Large Cap
 Growth
--------------------------------------------------------------------------------------------------------------------------
 Disciplined        A1           B4           C1             D1                E1                F1
 Small and
 Mid Cap Equity
--------------------------------------------------------------------------------------------------------------------------
 Disciplined        A1           B4           C1             D1                E1                F1
 Small Cap
 Value
--------------------------------------------------------------------------------------------------------------------------
 Diversified        A1           B1                          D1                E1                F1
 Bond
--------------------------------------------------------------------------------------------------------------------------
 Diversified        A1           B1                          D1                E1                F1
 Equity Income
--------------------------------------------------------------------------------------------------------------------------
 Dividend           A1           B1                          D1                E1
 Opportunity
--------------------------------------------------------------------------------------------------------------------------
 Emerging           A1           B1           C1             D1                E1                F1
 Markets
--------------------------------------------------------------------------------------------------------------------------
 Emerging           A1           B4           C1                                                 F5
 Markets Bond
--------------------------------------------------------------------------------------------------------------------------
 Equity Value       A1           B1           C1             D1                E1                F1
--------------------------------------------------------------------------------------------------------------------------
 European           A1           B1           C1                                                 F1
 Equity
--------------------------------------------------------------------------------------------------------------------------
 Floating Rate      A1           B4           C1             D1                E1                F6
--------------------------------------------------------------------------------------------------------------------------
 Fundamental        A1           B1           C1             D1                E1                F1
 Growth
--------------------------------------------------------------------------------------------------------------------------
 Fundamental        A1           B3           C1             D1                E1                F1
 Value
--------------------------------------------------------------------------------------------------------------------------
 Global Bond        A1           B1           C1             D1                                  F1
--------------------------------------------------------------------------------------------------------------------------
 Global Equity      A1           B1           C1             D1                E1                F1
--------------------------------------------------------------------------------------------------------------------------
 Global             A1           B1           C1
 Technology
--------------------------------------------------------------------------------------------------------------------------
 Growth             A1           B1                          D1                E1                F1
--------------------------------------------------------------------------------------------------------------------------
 High Yield         A1           B1           C1             D1                E1                F1
 Bond
--------------------------------------------------------------------------------------------------------------------------
 Income Builder     A1           B4           C1                                                 F2
 Basic Income*
--------------------------------------------------------------------------------------------------------------------------
 Income Builder     A1           B4           C1                                                 F2
 Enhanced
 Income*
--------------------------------------------------------------------------------------------------------------------------
 Income Builder     A1           B4           C1                                                 F2
 Moderate
 Income*
--------------------------------------------------------------------------------------------------------------------------
 Income             A1           B1           C1             D1                E1                F1
 Opportunities
--------------------------------------------------------------------------------------------------------------------------
 Inflation          A1           B1           C1                                                 F1
 Protected
 Securities
--------------------------------------------------------------------------------------------------------------------------
 Intermediate       A1           B1                          D1                E1                               G3(i)
 Tax-Exempt
--------------------------------------------------------------------------------------------------------------------------
 International      A1           B3           C1             D1                E1                F1
 Aggressive
 Growth
--------------------------------------------------------------------------------------------------------------------------
 International      A1           B3           C1             D1                E1                F1
 Equity
--------------------------------------------------------------------------------------------------------------------------
 International      A1           B1           C1             D1                E1                F1
 Opportunity
--------------------------------------------------------------------------------------------------------------------------
 International      A1           B3           C1             D1                E1                F1
 Select Value
--------------------------------------------------------------------------------------------------------------------------
 International      A1           B3           C1             D1                E1                F1
 Small Cap
--------------------------------------------------------------------------------------------------------------------------
 Large Cap          A1           B1           C1             D1                E1                F1
 Equity
--------------------------------------------------------------------------------------------------------------------------
 Large Cap          A1           B3           C1             D1                E1                F1
 Value
--------------------------------------------------------------------------------------------------------------------------
 Limited            A1           B1           C1             D1                E1                F1
 Duration Bond
--------------------------------------------------------------------------------------------------------------------------
 Massachusetts      A1           B1                                                                               G1
 Tax-Exempt
--------------------------------------------------------------------------------------------------------------------------
 Michigan           A1           B1                                                                               G1
 Tax-Exempt
--------------------------------------------------------------------------------------------------------------------------
 Mid Cap Growth     A1           B1                          D1                E1                F1
--------------------------------------------------------------------------------------------------------------------------
 Mid Cap Value      A1           B1           C1             D1                E1                F1
--------------------------------------------------------------------------------------------------------------------------
 Minnesota          A1           B1                                                                               G1
 Tax-Exempt
--------------------------------------------------------------------------------------------------------------------------
 New York           A1           B1                                                                               G1
 Tax-Exempt
--------------------------------------------------------------------------------------------------------------------------
 Ohio               A1           B1                                                                               G1
 Tax-Exempt
--------------------------------------------------------------------------------------------------------------------------
 Portfolio          A1           B1           C1                                                 F2
 Builder
 Aggressive*
--------------------------------------------------------------------------------------------------------------------------
 Portfolio          A1           B1           C1                                                 F2
 Builder
 Conservative*
--------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                       Page  7

--------------------------------------------------------------------------------------------------------------------------
                      A            B            C               D                 E                 F               G
                 BUY OR SELL  BUY OR SELL  ISSUE SENIOR   BUY MORE THAN    INVEST MORE THAN   CONCENTRATE IN   INVEST LESS
     FUND        REAL ESTATE  COMMODITIES   SECURITIES   10% OF AN ISSUER  5% IN AN ISSUER   ANY ONE INDUSTRY   THAN 80%
--------------------------------------------------------------------------------------------------------------------------
 Portfolio          A1           B1           C1                                                 F2
 Builder
 Moderate*
--------------------------------------------------------------------------------------------------------------------------
 Portfolio          A1           B1           C1                                                 F2
 Builder
 Moderate
 Aggressive*
--------------------------------------------------------------------------------------------------------------------------
 Portfolio          A1           B1           C1                                                 F2
 Builder
 Moderate
 Conservative*
--------------------------------------------------------------------------------------------------------------------------
 Portfolio          A1           B1           C1                                                 F2
 Builder
 Total Equity*
--------------------------------------------------------------------------------------------------------------------------
 Precious           A1         B1(ii)         C1                                                 F3
 Metals and
 Mining
--------------------------------------------------------------------------------------------------------------------------
 Real Estate        A1           B1           C1
--------------------------------------------------------------------------------------------------------------------------
 Retirement         A1           B4           C1                                                 F2
 Plus 2010*
--------------------------------------------------------------------------------------------------------------------------
 Retirement         A1           B4           C1                                                 F2
 Plus 2015*
--------------------------------------------------------------------------------------------------------------------------
 Retirement         A1           B4           C1                                                 F2
 Plus 2020*
--------------------------------------------------------------------------------------------------------------------------
 Retirement         A1           B4           C1                                                 F2
 Plus 2025*
--------------------------------------------------------------------------------------------------------------------------
 Retirement         A1           B4           C1                                                 F2
 Plus 2030*
--------------------------------------------------------------------------------------------------------------------------
 Retirement         A1           B4           C1                                                 F2
 Plus 2035*
--------------------------------------------------------------------------------------------------------------------------
 Retirement         A1           B4           C1                                                 F2
 Plus 2040*
--------------------------------------------------------------------------------------------------------------------------
 Retirement         A1           B4           C1                                                 F2
 Plus 2045*
--------------------------------------------------------------------------------------------------------------------------
 S&P 500 Index      A1           B1           C1                                                 F4
--------------------------------------------------------------------------------------------------------------------------
 Select Value       A1           B3           C1             D1                E1                F1
--------------------------------------------------------------------------------------------------------------------------
 Short Duration     A1           B1           C1             D1                E1                F1
 U.S.
 Government
--------------------------------------------------------------------------------------------------------------------------
 Short-Term         A3           A3           C1             D1                E1                F8
 Cash
--------------------------------------------------------------------------------------------------------------------------
 Small Cap          A1           B1           C1             D1                E1                F1
 Advantage
--------------------------------------------------------------------------------------------------------------------------
 Small Cap          A1           B3           C1             D1                E1                F1
 Equity
--------------------------------------------------------------------------------------------------------------------------
 Small Cap          A1           B1           C1             D1                E1                F1
 Growth
--------------------------------------------------------------------------------------------------------------------------
 Small Cap          A1           B3           C1                                                 F1
 Value
--------------------------------------------------------------------------------------------------------------------------
 Small Company      A1           B1                          D1                E1                F1
 Index
--------------------------------------------------------------------------------------------------------------------------
 Strategic          A1           B1           C1             D1                E1                F1
 Allocation
--------------------------------------------------------------------------------------------------------------------------
 Strategic          A1           B3           C1             D1                E1                F1
 Income
 Allocation
--------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt         A1           B1                          D1                E1                              G3(iii)
 Bond
--------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt         A1           B1                          D1                E1                                 G2
 High Income
--------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt         A2           B2                          D1                E1                                 G3
 Money Market
--------------------------------------------------------------------------------------------------------------------------
 U.S.               A1           B1           C1             D1                E1                F1
 Government
 Mortgage
--------------------------------------------------------------------------------------------------------------------------
 Value              A1           B3           C1             D1                E1                F1
--------------------------------------------------------------------------------------------------------------------------


 * The fund invests in a combination of underlying funds. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the fund. The policies of the underlying funds may permit a fund to engage in investment strategies indirectly that would otherwise be prohibited under the fund's investment restrictions.
 (i) For purposes of this policy, the fund will not include any investments subject to the alternative minimum tax.
 (ii) Additionally, the fund may purchase gold, silver, or other precious metals, strategic metals or other metals occurring naturally with such metals.
 (iii) The fund does not intend to purchase bonds or other debt securities the interest from which is subject to the alternative minimum tax.


Statement of Additional Information - May 30, 2007                       Page  8

A. BUY OR SELL REAL ESTATE

    A1 - The fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

    A2 - The fund will not invest in real estate, but the fund can invest in municipal bonds and notes secured by real estate or interest therein. For purposes of this policy, real estate includes real estate limited partnerships.

    A3 - The fund will not buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

B. BUY OR SELL PHYSICAL COMMODITIES

    B1 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

    B2 -  The fund will not invest in commodities or commodity contracts.

    B3 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

    B4 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from entering into forward currency contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

C. ISSUE SENIOR SECURITIES

    C1 - The fund will not issue senior securities, except as permitted under the 1940 Act.

D. BUY MORE THAN 10% OF AN ISSUER

    D1 - The fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation. For tax-exempt funds, for purposes of this policy, the terms of a municipal security determine the issuer.

E. INVEST MORE THAN 5% IN AN ISSUER

    E1 - The fund will not invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or other investment companies, and except that up to 25% of the fund's total assets may be invested without regard to this 5% limitation. For tax-exempt funds, for purposes of this policy, the terms of a municipal security determine the issuer.

F. CONCENTRATE

    F1 - The fund will not concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission
          (SEC), this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

    F2 - The fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry. The fund itself does not intend to concentrate, however the aggregation of holdings of the underlying funds may result in the fund indirectly investing more than 25% of its assets in a particular industry. The fund does not control the investments of the underlying


Statement of Additional Information - May 30, 2007                       Page  9
          funds and any indirect concentration will occur only as a result of the fund following its investment objectives by investing in the underlying funds.

    F3 - The fund will not invest less than 25% of its total assets in the precious metals industry, based on current market value at the time of purchase, unless market conditions temporarily require a defensive investment strategy.

    F4 - The fund will not concentrate in any one industry unless that industry represents more than 25% of the index tracked by the fund. For all other industries, in accordance with the current interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

    F5 - While the fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign governmental issuer.

    F6 - The fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry. For purposes of this restriction, loans will be considered investments in the industry of the underlying borrower, rather than that of the seller of the loan.

    F7 - Concentrate in any one industry, provided however, that this restriction shall not apply to securities or obligations issued or guaranteed by the U.S. Government, banks or bank holding companies or finance companies. For all other industries, this means that up to 25% of the fund's total assets, based on current market value at the time of purchase, can be invested in any one industry.


    F8 - The fund will not concentrate in any one industry, except that the fund reserves the right to concentrate in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. government securities. According to the present interpretation by the SEC, concentration means that more than 25% of the fund's total assets, based on current market value at time of purchase, are invested in any one industry.


G. INVEST LESS THAN 80%

    G1 - The fund will not under normal market conditions, invest less than 80% of its net assets in municipal obligations that are generally exempt from federal income tax as well as respective state and local income tax.

    G2 - The fund will not under normal market conditions, invest less than 80% of its net assets in bonds and notes issued by or on behalf of state and local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax and is not subject to the alternative minimum tax.

    G3 - The fund will not under normal market conditions, invest less than 80% of its net assets in bonds and other debt securities issued by or on behalf of state or local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax.


Statement of Additional Information - May 30, 2007                      Page  10

NONFUNDAMENTAL POLICIES
Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The chart below shows nonfundamental policies that are in addition to those described in the prospectus. The chart indicates whether or not the fund has a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

                        TABLE 3. NONFUNDAMENTAL POLICIES

   The following are guidelines that may be changed by the Board at any time:

------------------------------------------------------------------------------------------------------
                                        A          B          C         D           E
                                     DEPOSIT   ILLIQUID    MARGIN,    MONEY     INVESTING       F
                                       ON     SECURITIES;  SELLING    MARKET    TO CONTROL   FOREIGN
               FUND                  FUTURES    BULLION     SHORT   SECURITIES  OR MANAGE   SECURITIES
------------------------------------------------------------------------------------------------------
 Absolute Return Currency and          A1         B2         C5                    E1
 Income
------------------------------------------------------------------------------------------------------
 Aggressive Growth                     A1         B2         C4         D1         E1        F1-15%
------------------------------------------------------------------------------------------------------
 Balanced                              A1         B2         C5         D1         E1        F1-25%
------------------------------------------------------------------------------------------------------
 California Tax-Exempt                 A1         B4         C5
------------------------------------------------------------------------------------------------------
 Cash Management                                  B1         See
                                                           Table 2
------------------------------------------------------------------------------------------------------
 Core Bond                             A1         B2         C5         D1         E1        F1-15%
------------------------------------------------------------------------------------------------------
 Disciplined Equity                    A1         B2         C4         D1         E1        F1-20%
------------------------------------------------------------------------------------------------------
 Disciplined International Equity      A1         B2         C5         D1         E1       F1-100%
------------------------------------------------------------------------------------------------------
 Disciplined Large Cap Growth          A1         B2         C5         D1         E1        F1-20%
------------------------------------------------------------------------------------------------------
 Disciplined Small and Mid Cap         A1         B2         C5         D1         E1        F1-20%
 Equity
------------------------------------------------------------------------------------------------------
 Disciplined Small Cap Value           A1         B2         C1         D1         E1        F1-20%
------------------------------------------------------------------------------------------------------
 Diversified Bond                      A1         B2         C5         D1         E1        F1-15%
------------------------------------------------------------------------------------------------------
 Diversified Equity Income             A1         B2         C2         D1         E1        F1-25%
------------------------------------------------------------------------------------------------------
 Dividend Opportunity                  A1         B2         C2         D1         E1        F1-25%
------------------------------------------------------------------------------------------------------
 Emerging Markets                      A1         B2         C1         D1         E1       F1-100%
------------------------------------------------------------------------------------------------------
 Emerging Markets Bond                 A1         B2         C5         D1         E1       F1-100%
------------------------------------------------------------------------------------------------------
 Equity Value                          A1         B2         C2         D1         E1        F1-25%
------------------------------------------------------------------------------------------------------
 European Equity                       A1         B2         C4                             F1-100%
------------------------------------------------------------------------------------------------------
 Floating Rate                         A1         B2         C5         D1         E1        F1-20%
------------------------------------------------------------------------------------------------------
 Fundamental Growth                    A1         B2         C4         D1         E1        F1-15%
------------------------------------------------------------------------------------------------------
 Fundamental Value                     A1         B2         C1         D1
------------------------------------------------------------------------------------------------------
 Global Bond                           A1         B2         C5         D1         E1       F1-100%
------------------------------------------------------------------------------------------------------
 Global Equity                         A1         B2         C1         D1         E1       F1-100%
------------------------------------------------------------------------------------------------------
 Global Technology                     A1         B2         C1         D1         E1       F1-100%
------------------------------------------------------------------------------------------------------
 Growth                                A1         B2         C4         D1         E1        F1-25%
------------------------------------------------------------------------------------------------------
 High Yield Bond                       A1         B2         C5         D1         E1        F1-25%
------------------------------------------------------------------------------------------------------
 Income Builder Basic Income*          A1         B2         C1         D1         E1
------------------------------------------------------------------------------------------------------
 Income Builder Enhanced Income*       A1         B2         C1         D1         E1
------------------------------------------------------------------------------------------------------
 Income Builder Moderate Income*       A1         B2         C1         D1         E1
------------------------------------------------------------------------------------------------------
 Income Opportunities                  A1         B2         C5         D1         E1        F1-25%
------------------------------------------------------------------------------------------------------
 Inflation Protected Securities        A1         B2         C5                              F1-15%
------------------------------------------------------------------------------------------------------
 Intermediate Tax-Exempt               A1         B4         C5
------------------------------------------------------------------------------------------------------
 International Aggressive Growth       A1         B2         C1         D1                  F1-100%
------------------------------------------------------------------------------------------------------

-----------------------------------  ---------------------------------------------------------
                                                     H                       J
                                         G          TAX-         I        INVEST        K
                                        DEBT       EXEMPT      EQUITY      WHILE    DIVERSIFI-
               FUND                  SECURITIES  SECURITIES  SECURITIES  BORROWING    CATION
-----------------------------------  ---------------------------------------------------------
 Absolute Return Currency and                                               J1
 Income
------------------------------------------------------------------------------------------------------
 Aggressive Growth                       G9
------------------------------------------------------------------------------------------------------
 Balanced
------------------------------------------------------------------------------------------------------
 California Tax-Exempt                  G16      H1, H4, H6
------------------------------------------------------------------------------------------------------
 Cash Management                        G15

------------------------------------------------------------------------------------------------------
 Core Bond
------------------------------------------------------------------------------------------------------
 Disciplined Equity                      G6
------------------------------------------------------------------------------------------------------
 Disciplined International Equity                                           J1
------------------------------------------------------------------------------------------------------
 Disciplined Large Cap Growth            G6                                 J1
------------------------------------------------------------------------------------------------------
 Disciplined Small and Mid Cap           G6                                 J1
 Equity
------------------------------------------------------------------------------------------------------
 Disciplined Small Cap Value             G6                                 J1
------------------------------------------------------------------------------------------------------
 Diversified Bond
------------------------------------------------------------------------------------------------------
 Diversified Equity Income              G11
------------------------------------------------------------------------------------------------------
 Dividend Opportunity                    G4
------------------------------------------------------------------------------------------------------
 Emerging Markets                      G1, G7
------------------------------------------------------------------------------------------------------
 Emerging Markets Bond                                                      J1
------------------------------------------------------------------------------------------------------
 Equity Value                         G12, G14
------------------------------------------------------------------------------------------------------
 European Equity                                                                        K1
------------------------------------------------------------------------------------------------------
 Floating Rate                                                              J1
------------------------------------------------------------------------------------------------------
 Fundamental Growth                      G7
------------------------------------------------------------------------------------------------------
 Fundamental Value                                                          J1
------------------------------------------------------------------------------------------------------
 Global Bond                            G14
------------------------------------------------------------------------------------------------------
 Global Equity                         G1, G6
------------------------------------------------------------------------------------------------------
 Global Technology                     G1, G6
------------------------------------------------------------------------------------------------------
 Growth                                  G4
------------------------------------------------------------------------------------------------------
 High Yield Bond                                                 I1
------------------------------------------------------------------------------------------------------
 Income Builder Basic Income*                                               J1
------------------------------------------------------------------------------------------------------
 Income Builder Enhanced Income*                                            J1
------------------------------------------------------------------------------------------------------
 Income Builder Moderate Income*                                            J1
------------------------------------------------------------------------------------------------------
 Income Opportunities
------------------------------------------------------------------------------------------------------
 Inflation Protected Securities
------------------------------------------------------------------------------------------------------
 Intermediate Tax-Exempt                G10       H2, H3,        I2
                                                   H5, H6
------------------------------------------------------------------------------------------------------
 International Aggressive Growth
------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                      Page  11

------------------------------------------------------------------------------------------------------
                                        A          B          C         D           E
                                     DEPOSIT   ILLIQUID    MARGIN,    MONEY     INVESTING       F
                                       ON     SECURITIES;  SELLING    MARKET    TO CONTROL   FOREIGN
               FUND                  FUTURES    BULLION     SHORT   SECURITIES  OR MANAGE   SECURITIES
------------------------------------------------------------------------------------------------------
 International Equity                  A1         B2         C1         D1                  F1-100%
------------------------------------------------------------------------------------------------------
 International Opportunity             A1         B2         C1         D1         E1       F3-100%
------------------------------------------------------------------------------------------------------
 International Select Value            A1         B2         C1         D1                  F1-100%
------------------------------------------------------------------------------------------------------
 International Small Cap               A1         B2         C1         D1                  F1-100%
------------------------------------------------------------------------------------------------------
 Large Cap Equity                      A1         B2         C4         D1         E1        F1-20%
------------------------------------------------------------------------------------------------------
 Large Cap Value                       A1         B2         C1         D1         E1        F1-20%
------------------------------------------------------------------------------------------------------
 Limited Duration Bond                 A1         B2         C5         D1         E1        F1-15%
------------------------------------------------------------------------------------------------------
 Massachusetts Tax-Exempt              A1         B4         C5
------------------------------------------------------------------------------------------------------
 Michigan Tax-Exempt                   A1         B4         C5
------------------------------------------------------------------------------------------------------
 Mid Cap Growth                        A1         B2         C1         D1         E1        F1-15%
------------------------------------------------------------------------------------------------------
 Mid Cap Value                         A1         B2         C2         D1         E1        F1-25%
------------------------------------------------------------------------------------------------------
 Minnesota Tax-Exempt                  A1         B4         C5
------------------------------------------------------------------------------------------------------
 New York Tax-Exempt                   A1         B4         C5
------------------------------------------------------------------------------------------------------
 Ohio Tax-Exempt                       A1         B4         C5
------------------------------------------------------------------------------------------------------
 Portfolio Builder Aggressive*         A1         B2         C4
------------------------------------------------------------------------------------------------------
 Portfolio Builder Conservative*       A1         B2         C4
------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate*           A1         B2         C4
------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate            A1         B2         C4
 Aggressive*
------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate            A1         B2         C4
 Conservative*
------------------------------------------------------------------------------------------------------
 Portfolio Builder Total Equity*       A1         B2         C4
------------------------------------------------------------------------------------------------------
 Precious Metals and Mining            A1       B2, B3       C4         D1         E1          F2
------------------------------------------------------------------------------------------------------
 Real Estate                           A1         B2         C4                              F1-10%
------------------------------------------------------------------------------------------------------
 Retirement Plus 2010*                 A1         B2         C5         D1         E1
------------------------------------------------------------------------------------------------------
 Retirement Plus 2015*                 A1         B2         C5         D1         E1
------------------------------------------------------------------------------------------------------
 Retirement Plus 2020*                 A1         B2         C5         D1         E1
------------------------------------------------------------------------------------------------------
 Retirement Plus 2025*                 A1         B2         C5         D1         E1
------------------------------------------------------------------------------------------------------
 Retirement Plus 2030*                 A1         B2         C5         D1         E1
------------------------------------------------------------------------------------------------------
 Retirement Plus 2035*                 A1         B2         C5         D1         E1
------------------------------------------------------------------------------------------------------
 Retirement Plus 2040*                 A1         B2         C5         D1         E1
------------------------------------------------------------------------------------------------------
 Retirement Plus 2045*                 A1         B2         C5         D1         E1
------------------------------------------------------------------------------------------------------
 S&P 500 Index                         A1         B2         C2
------------------------------------------------------------------------------------------------------
 Select Value                          A1         B2         C1         D1                   F1-20%
------------------------------------------------------------------------------------------------------
 Short Duration U.S. Government        A1         B2         C5         D1         E1
------------------------------------------------------------------------------------------------------
 Short-Term Cash                                  B2         C5                    E1
------------------------------------------------------------------------------------------------------
 Small Cap Advantage                   A1         B2         C1         D1
------------------------------------------------------------------------------------------------------
 Small Cap Equity                      A2         B2         C1         D1                   F1-20%
------------------------------------------------------------------------------------------------------
 Small Cap Growth                      A1         B2         C1         D1
------------------------------------------------------------------------------------------------------
 Small Cap Value                       A1         B2         C1         D1
------------------------------------------------------------------------------------------------------
 Small Company Index                   A1         B2         C3         D1         E1
------------------------------------------------------------------------------------------------------
 Strategic Allocation                  A1         B2         C5                    E1        F1-50%
------------------------------------------------------------------------------------------------------

-----------------------------------  ---------------------------------------------------------
                                                     H                       J
                                         G          TAX-         I        INVEST        K
                                        DEBT       EXEMPT      EQUITY      WHILE    DIVERSIFI-
               FUND                  SECURITIES  SECURITIES  SECURITIES  BORROWING    CATION
-----------------------------------  ---------------------------------------------------------
 International Equity
------------------------------------------------------------------------------------------------------
 International Opportunity
------------------------------------------------------------------------------------------------------
 International Select Value                                                 J1
------------------------------------------------------------------------------------------------------
 International Small Cap
------------------------------------------------------------------------------------------------------
 Large Cap Equity                        G6
------------------------------------------------------------------------------------------------------
 Large Cap Value                         G7
------------------------------------------------------------------------------------------------------
 Limited Duration Bond
------------------------------------------------------------------------------------------------------
 Massachusetts Tax-Exempt               G16      H1, H4, H6
------------------------------------------------------------------------------------------------------
 Michigan Tax-Exempt                    G16      H1, H4, H6
------------------------------------------------------------------------------------------------------
 Mid Cap Growth                          G5
------------------------------------------------------------------------------------------------------
 Mid Cap Value                           G8
------------------------------------------------------------------------------------------------------
 Minnesota Tax-Exempt                   G16      H1, H4, H6
------------------------------------------------------------------------------------------------------
 New York Tax-Exempt                    G16      H1, H4, H6
------------------------------------------------------------------------------------------------------
 Ohio Tax-Exempt                        G16      H1, H4, H6
------------------------------------------------------------------------------------------------------
 Portfolio Builder Aggressive*
------------------------------------------------------------------------------------------------------
 Portfolio Builder Conservative*
------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate*
------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate
 Aggressive*
------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate
 Conservative*
------------------------------------------------------------------------------------------------------
 Portfolio Builder Total Equity*
------------------------------------------------------------------------------------------------------
 Precious Metals and Mining          G6(i), G17
------------------------------------------------------------------------------------------------------
 Real Estate
------------------------------------------------------------------------------------------------------
 Retirement Plus 2010*                                                      J1
------------------------------------------------------------------------------------------------------
 Retirement Plus 2015*                                                      J1
------------------------------------------------------------------------------------------------------
 Retirement Plus 2020*                                                      J1
------------------------------------------------------------------------------------------------------
 Retirement Plus 2025*                                                      J1
------------------------------------------------------------------------------------------------------
 Retirement Plus 2030*                                                      J1
------------------------------------------------------------------------------------------------------
 Retirement Plus 2035*                                                      J1
------------------------------------------------------------------------------------------------------
 Retirement Plus 2040*                                                      J1
------------------------------------------------------------------------------------------------------
 Retirement Plus 2045*                                                      J1
------------------------------------------------------------------------------------------------------
 S&P 500 Index                                                                          K1
------------------------------------------------------------------------------------------------------
 Select Value                            G3
------------------------------------------------------------------------------------------------------
 Short Duration U.S. Government
------------------------------------------------------------------------------------------------------
 Short-Term Cash
------------------------------------------------------------------------------------------------------
 Small Cap Advantage
------------------------------------------------------------------------------------------------------
 Small Cap Equity                                                           J1
------------------------------------------------------------------------------------------------------
 Small Cap Growth
------------------------------------------------------------------------------------------------------
 Small Cap Value                                                            J1          K1
------------------------------------------------------------------------------------------------------
 Small Company Index
------------------------------------------------------------------------------------------------------
 Strategic Allocation                  G2, G9
------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                      Page  12

------------------------------------------------------------------------------------------------------
                                        A          B          C         D           E
                                     DEPOSIT   ILLIQUID    MARGIN,    MONEY     INVESTING       F
                                       ON     SECURITIES;  SELLING    MARKET    TO CONTROL   FOREIGN
               FUND                  FUTURES    BULLION     SHORT   SECURITIES  OR MANAGE   SECURITIES
------------------------------------------------------------------------------------------------------
 Strategic Income Allocation           A1         B2         C5                    E1       F1-100%
------------------------------------------------------------------------------------------------------
 Tax-Exempt Bond                       A1         B4         C5
------------------------------------------------------------------------------------------------------
 Tax-Exempt High Income                A1         B4         C5
------------------------------------------------------------------------------------------------------
 Tax-Exempt Money Market                        B1(ii)       See
                                                           Table 2
------------------------------------------------------------------------------------------------------
 U.S. Government Mortgage              A1         B2         C5         D1         E1
------------------------------------------------------------------------------------------------------
 Value                                 A1         B2         C1         D1                   F1-25%
------------------------------------------------------------------------------------------------------

-----------------------------------  ---------------------------------------------------------
                                                     H                       J
                                         G          TAX-         I        INVEST        K
                                        DEBT       EXEMPT      EQUITY      WHILE    DIVERSIFI-
               FUND                  SECURITIES  SECURITIES  SECURITIES  BORROWING    CATION
-----------------------------------  ---------------------------------------------------------
 Strategic Income Allocation                                                J1
------------------------------------------------------------------------------------------------------
 Tax-Exempt Bond                        G18          H2          I2
------------------------------------------------------------------------------------------------------
 Tax-Exempt High Income                            H2, H3
------------------------------------------------------------------------------------------------------
 Tax-Exempt Money Market
------------------------------------------------------------------------------------------------------
 U.S. Government Mortgage
------------------------------------------------------------------------------------------------------
 Value                                  G13                                 J1
------------------------------------------------------------------------------------------------------


 * The fund invests in a combination of underlying funds. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the fund. The policies of the underlying funds may permit a fund to engage in investment strategies indirectly that would otherwise be prohibited under the fund's investment restrictions.
 (i) Securities that are subsequently downgraded in quality may continue to be held and will be sold only when the investment manager believes it is advantageous to do so.
 (ii) In determining the liquidity of municipal lease obligations, the investment manager, under guidelines established by the Board, will consider the essential nature of the leased property, the likelihood that the municipality will continue appropriating funding for the leased property, and other relevant factors related to the general credit quality of the municipality and the marketability of the municipal lease obligation.


Statement of Additional Information - May 30, 2007                      Page  13

A. DEPOSIT ON FUTURES/PREMIUMS ON OPTIONS

    A1 - No more than 5% of the fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

    A2 - No more than 5% of the fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures other than for bona fide hedging purposes (within the meaning of the rules of the Commodities Futures Trading Commission).

B. ILLIQUID SECURITIES

    B1 - No more than 10% of the fund's net assets will be held in securities and other instruments that are illiquid.

    B2 - The fund will not invest more than 10% of its net assets in securities that are illiquid whether or not registration or the filing of a notification under the Securities Act of 1933 or the taking of similar action under other securities laws relating to the sale of securities is required. A risk of any such investment is that it might not be able to be easily liquidated. For the purpose of this policy, repurchase agreements with maturities greater than seven days and non-negotiable fixed time deposits will be treated as illiquid securities.

    B3 - The fund may invest up to 10% of its total assets in gold and silver bullion, other precious metals, strategic metals and other metals occurring naturally with such metals and securities convertible into metals. The fund will invest only in metals and securities convertible into metals that are readily marketable.

    B4 - The fund will not invest more than 10% of its net assets in securities that are illiquid whether or not registration or the filing of a notification under the Securities Act of 1933 or the taking of similar action under other securities laws relating to the sale of securities is required. A risk of any such investment is that it might not be able to be easily liquidated. For the purpose of this policy, repurchase agreements with maturities greater than seven days and non-negotiable fixed time deposits will be treated as illiquid securities. In determining the liquidity of municipal lease obligations, the investment manager, under guidelines established by the Board, will consider the essential nature of the leased property, the likelihood that the municipality will continue appropriating funding for the leased property, and other relevant factors related to the general credit quality of the municipality and the marketability of the municipal lease obligation.

C. MARGIN/SELLING SHORT


    C1 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in derivative instruments.



    C2 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in futures contracts.



    C3 - The fund will not buy on margin or sell short, except the fund may make margin payments in connection with transactions in options, futures contracts and other financial instruments.



    C4 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in stock index futures contracts.



    C5 - The fund will not buy on margin or sell short, except in connection with derivative instruments.


D. MONEY MARKET SECURITIES

    D1 - Ordinarily, less than 25% of the fund's total assets are invested in money market instruments.

E. INVESTING TO CONTROL OR MANAGE

    E1 -  The fund will not invest in a company to control or manage it.

F. FOREIGN SECURITIES

    F1 - The fund may invest its total assets, up to the amount shown, in foreign investments.


Statement of Additional Information - May 30, 2007                      Page  14

    F2 - Under normal market conditions, the fund intends to invest at least 50% of its total assets in foreign investments.

    F3 - The fund may invest its total assets, up to the amount shown, in foreign investments. Investments in U.S. issuers generally will constitute less than 20% of the fund's total assets.

G. DEBT SECURITIES

    G1 -  The fund may invest up to 20% of its net assets in bonds.

    G2 - The fund may invest up to 30% of its total assets in short-term debt securities rated in the top two grades or the equivalent.

    G3 - The fund normally will purchase only investment grade convertible debt securities with a rating of, or equivalent to, at least BBB by S&P or, in the case of unrated securities, judged by the subadviser to be of comparable quality. The fund may invest in more speculative convertible debt securities, provided that such securities have a rating of, or equivalent to, at least an S&P rating of B and provided also that the total investment in such securities remains below 15% of the fund's assets.

    G4 - The fund may not purchase debt securities rated below investment grade.

    G5 - The fund only invests in bonds given the four highest ratings by Moody's or by S&P or in bonds of comparable quality in the judgment of the investment manager.

    G6 - The fund will not invest more than 5% of its net assets in bonds below investment grade.

    G7 - The fund may invest up to 10% of its net assets in bonds rated below investment grade.

    G8 - No more than 10% of the fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.

    G9 - No more than 15% of the fund's total assets will be invested in below investment-grade debt securities.

  G10 - The fund may invest 20% of its net assets in bonds rated or considered below investment grade (less than BBB/Baa).

  G11 - No more than 20% of the fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.

  G12 - The fund will not invest more than 5% of its net assets in bonds rated BB or B, or in unrated bonds of equivalent quality.

  G13 - No more than 10% of the fund's assets will be held in debt securities rated BB/Ba or lower.

  G14 - The fund may not invest in debt securities rated lower than B (or in unrated bonds of comparable quality).

  G15 - The fund may invest in commercial paper rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one, if only one rating is assigned) and in unrated paper determined by the Board to be of comparable quality. The fund also may invest up to 5% of its total assets in commercial paper receiving the second highest rating or in unrated paper determined to be of comparable quality.

  G16 - No more than 10% of the fund's net assets will be held in inverse floaters.

  G17 - In the event economic, political or financial conditions adverse to gold or metals industries or the metals themselves occur, the fund temporarily may invest over 75% of its total assets in U.S. government securities or investment-grade short-term obligations (denominated either in foreign currencies or U.S. dollars).

  G18 - At least 75% of the fund's investments in bonds and other debt securities must be rated in the top four grades by Moody's, S&P, or Fitch Investors Services, Inc. or be of comparable rating given by other independent rating agencies. Up to 25% of the fund's remaining investments may be in unrated bonds and other debt securities that, in the investment manager's opinion, are of investment grade quality. All industrial revenue bonds must be rated.


Statement of Additional Information - May 30, 2007                      Page  15

H. TAX-EXEMPT SECURITIES

    H1 - If, in the opinion of the investment manager, appropriate tax-exempt securities are not available, the fund may invest up to 20% of its net assets, or more on a temporary defensive basis, in taxable investments.

    H2 - Short-term tax-exempt debt securities rated in the top two grades or the equivalent are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Under extraordinary conditions, where, in the opinion of the investment manager, appropriate short-term tax-exempt securities are not available, the fund may invest up to 20% of its net assets in certain taxable investments for temporary defensive purposes.

    H3 - The fund may invest more than 25% of its total assets in industrial revenue bonds, but it does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry or state.

    H4 - The fund may invest more than 25% of its total assets in a particular segment of the municipal securities market or in industrial revenue bonds, but does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry.

    H5 - The fund may invest more than 25% of its total assets in a particular segment of the municipal securities market or in securities relating to a particular state. Such markets may include electric revenue bonds, hospital bonds, housing bonds, industrial bonds, airport bonds, or in securities the interest on which is paid from revenues of a similar type of project.

    H6 - A portion of the fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. As long as the staff of the SEC maintains its current position that a fund calling itself a "tax-exempt" fund may not invest more than 20% of its net assets in these bonds, the fund will limit its investments in these bonds to 20% of its net assets.

I. EQUITY SECURITIES

     I1 - The fund may invest up to 10% of its total assets in common stocks, preferred stocks that do not pay dividends and warrants to purchase common stocks.

     I2 - The fund will not invest in voting securities or securities of investment companies.

J. INVEST WHILE BORROWING

     J1 - The fund will not make additional investments while any borrowing remains outstanding.

K. DIVERSIFICATION

    K1 - The fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation.

          The fund will not invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, or other registered investment companies and except up to 25% of the fund's total assets may be invested without regard to this 5% limitation.


Statement of Additional Information - May 30, 2007                      Page  16

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

This table shows many of the various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the "investment manager") may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS: A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted in the footnotes to the table. See Table 1 for fund categories.

            TABLE 4. INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

---------------------------------------------------------------------------------------------------------------------------------
                                                       FUNDS-OF-FUNDS -   TAXABLE   TAXABLE  TAX-EXEMPT  TAX-EXEMPT     STATE
                                                          EQUITY AND       FIXED     MONEY     MONEY       FIXED      TAX-EXEMPT
      INVESTMENT STRATEGY        BALANCED    EQUITY      FIXED INCOME     INCOME    MARKET     MARKET      INCOME    FIXED INCOME
---------------------------------------------------------------------------------------------------------------------------------
 Agency and government
 securities                         --         --             --            --        --         --          --           --
---------------------------------------------------------------------------------------------------------------------------------
 Borrowing                          --         --             --            --        --                     --           --
---------------------------------------------------------------------------------------------------------------------------------
 Cash/money market instruments      --         --             --            --        --         --          --           --
---------------------------------------------------------------------------------------------------------------------------------
 Collateralized bond
 obligations                        --        -- A                          --                               --           --
---------------------------------------------------------------------------------------------------------------------------------
 Commercial paper                   --         --             --            --        --         --          --           --
---------------------------------------------------------------------------------------------------------------------------------
 Common stock                       --         --                          -- B
---------------------------------------------------------------------------------------------------------------------------------
 Convertible securities             --         --                          -- C                              --           --
---------------------------------------------------------------------------------------------------------------------------------
 Corporate bonds                    --         --                           --        --                     --           --
---------------------------------------------------------------------------------------------------------------------------------
 Debt obligations                   --         --                           --        --         --          --           --
---------------------------------------------------------------------------------------------------------------------------------
 Depositary receipts                --         --                          -- D
---------------------------------------------------------------------------------------------------------------------------------
 Derivative instruments
 (including options and
 futures)                           --         --             --            --                               --           --
---------------------------------------------------------------------------------------------------------------------------------
 Exchange-traded funds              --         --                           --                               --           --
---------------------------------------------------------------------------------------------------------------------------------
 Floating rate loans                --                                      --
---------------------------------------------------------------------------------------------------------------------------------
 Foreign currency transactions      --         --                          -- E                             -- E
---------------------------------------------------------------------------------------------------------------------------------
 Foreign securities                 --         --                          -- F       --                     --           --
---------------------------------------------------------------------------------------------------------------------------------
 Funding agreements                 --         --             --            --        --         --          --           --
---------------------------------------------------------------------------------------------------------------------------------
 High yield debt securities
 (junk bonds)                       --        -- G                         -- G                             -- G          --
---------------------------------------------------------------------------------------------------------------------------------
 Illiquid and restricted
 securities                         --         --             --            --        --         --          --           --
---------------------------------------------------------------------------------------------------------------------------------
 Indexed securities                 --         --                           --                               --           --
---------------------------------------------------------------------------------------------------------------------------------
 Inflation protected securities     --         --                           --                               --           --
---------------------------------------------------------------------------------------------------------------------------------
 Inverse floaters                   --          H                           --                               --           --
---------------------------------------------------------------------------------------------------------------------------------
 Investment companies               --         --             --            --        --
---------------------------------------------------------------------------------------------------------------------------------
 Lending of portfolio
 securities                         --         --             --            --        --         --          --           --
---------------------------------------------------------------------------------------------------------------------------------
 Loan participations                --         --                           --                               --           --
---------------------------------------------------------------------------------------------------------------------------------
 Mortgage- and asset-backed
 securities                         --        -- I                          --        --         --          --           --
---------------------------------------------------------------------------------------------------------------------------------
 Mortgage dollar rolls              --          J                           --                               --           --
---------------------------------------------------------------------------------------------------------------------------------
 Municipal obligations              --         --                           --                   --          --           --
---------------------------------------------------------------------------------------------------------------------------------
 Preferred stock                    --         --                          -- K                             -- K          --
---------------------------------------------------------------------------------------------------------------------------------
 Real estate investment trusts      --         --                           --                               --           --
---------------------------------------------------------------------------------------------------------------------------------
 Repurchase agreements              --         --                           --        --         --          --           --
---------------------------------------------------------------------------------------------------------------------------------
 Reverse repurchase agreements      --         --                           --        --                     --           --
---------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2007                      Page  17

---------------------------------------------------------------------------------------------------------------------------------
                                                       FUNDS-OF-FUNDS -   TAXABLE   TAXABLE  TAX-EXEMPT  TAX-EXEMPT     STATE
                                                          EQUITY AND       FIXED     MONEY     MONEY       FIXED      TAX-EXEMPT
      INVESTMENT STRATEGY        BALANCED    EQUITY      FIXED INCOME     INCOME    MARKET     MARKET      INCOME    FIXED INCOME
---------------------------------------------------------------------------------------------------------------------------------
 Short sales                                    L                            L
---------------------------------------------------------------------------------------------------------------------------------
 Sovereign debt                     --        -- M                          --        --                     --           --
---------------------------------------------------------------------------------------------------------------------------------
 Structured investments             --         --                           --                               --           --
---------------------------------------------------------------------------------------------------------------------------------
 Swap agreements                   -- N       -- N                         -- N                             -- N         -- N
---------------------------------------------------------------------------------------------------------------------------------
 Variable- or floating-rate
 securities                         --         --             --            --        --         --          --           --
---------------------------------------------------------------------------------------------------------------------------------
 Warrants                           --         --                           --                               --           --
---------------------------------------------------------------------------------------------------------------------------------
 When-issued securities and
 forward commitments                --         --                           --                               --           --
---------------------------------------------------------------------------------------------------------------------------------
 Zero-coupon, step-coupon and
 pay-in-kind securities             --         --                           --                               --           --
---------------------------------------------------------------------------------------------------------------------------------

 A. The following funds are not authorized to invest in collateralized bond obligations: International Aggressive Growth, International Equity, International Select Value, International Small Cap, Select Value, Small Cap Equity, Small Cap Growth, Small Cap Value, and Small Cap Advantage.
 B. The following funds are not authorized to invest in common stock: Short Duration U.S. Government, U.S. Government Mortgage.
 C. The following funds are not authorized to invest in convertible securities: Short Duration U.S. Government, U.S. Government Mortgage.
 D.    The following funds are not authorized to invest in depositary receipts:
       Short Duration U.S. Government, U.S. Government Mortgage.
 E. The following funds are not authorized to engage in foreign currency transactions: Short Duration U.S. Government, U.S. Government Mortgage.
 F.    The following funds are not authorized to invest in foreign securities:
       U.S. Government Mortgage.
 G. The following funds may hold securities that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase:
       Core Bond, Dividend Opportunity, Mid Cap Growth, Growth, Inflation Protected Securities, Limited Duration, International Aggressive Growth, International Equity, International Select Value, International Small Cap, Small Cap Growth, Real Estate, S&P 500 Index, Small Cap Advantage, Small Company Index, Tax-Exempt Bond, European Equity, International Opportunity, Short Duration U.S. Government, U.S. Government Mortgage.
 H.    The following funds are authorized to invest in inverse floaters: Real
       Estate.
 I. The following funds are not authorized to invest in mortgage- and asset-backed securities: Small Cap Growth, Value, S&P 500 Index, Small Cap Advantage, Small Company Index.
 J.    The following funds are authorized to invest in mortgage dollar rolls:
       Real Estate.
 K.    The following funds are not authorized to invest in preferred stock:
       Tax-Exempt High Income, Intermediate Tax-Exempt, Tax-Exempt Bond, Short Duration U.S. Government, U.S. Government Mortgage.
 L. The following funds are authorized to engage in short sales: S&P 500 Index, Short Duration U.S. Government, U.S. Government Mortgage.
 M.    The following funds are not authorized to invest in sovereign debt:
       Select Value, Small Cap Equity, Small Cap Growth, Small Cap Value, Small Cap Advantage.

 N. Equity funds are authorized to invest in total return equity swap agreements. Tax-exempt and state tax-exempt fixed income funds are authorized to invest in interest rate swap agreements. Taxable fixed income and balanced funds are authorized to invest in interest rate swap agreements, credit default swaps, index credit default swaps and Commercial Mortgage-Backed Security (CMBS) total return swap agreements.



Statement of Additional Information - May 30, 2007                      Page  18

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INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks for an individual fund, please see that fund's prospectus):

ACTIVE MANAGEMENT RISK. For a fund that is actively managed, its performance will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives.

AFFILIATED FUND RISK. For funds-of-funds, the risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the funds and is legally obligated to act in their best interests when selecting underlying funds, without taking fees into consideration.

ALLOCATION RISK. For funds-of-funds, the risk that the investment manager's evaluations regarding asset classes or underlying funds may be incorrect. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class.

CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager's analysis of credit risk more heavily than usual.

CONFIDENTIAL INFORMATION ACCESS RISK. For funds investing in floating rate loans, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the fund, or held in the fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer's floating rate loans to help potential investors assess the value of the loan. The investment manager's decision not to receive Confidential Information from these issuers may disadvantage the fund as compared to other floating rate loan investors, and may adversely affect the price the fund pays for the loans it purchases, or the price at which the fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager's ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager's decision under normal circumstances not to receive Confidential Information could adversely affect the fund's performance.

COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only limited recovery or may obtain no recovery in such circumstances. The fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

DERIVATIVES RISK. Derivatives are financial instruments where value depends upon, or is derived from, the value of something else, such as underlying investments, pools of investments, options, futures, indexes or currencies. Just as with securities in which the fund invests directly, derivatives are subject to a number of risks, including market,


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

liquidity, interest rate and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the fund. The fund will suffer a loss in connection with the use of derivative instruments if prices do not move in the direction anticipated by the fund's portfolio managers when entering into the derivative instrument.

DIVERSIFICATION RISK. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

For funds-of-funds, although most of the underlying funds are diversified funds, because the fund invests in a limited number of underlying funds, it is considered a non-diversified fund.

FOREIGN/EMERGING MARKETS RISK. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

GEOGRAPHIC CONCENTRATION RISK. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.

For state-specific funds. Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, each fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state's tax-exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility. See Appendix B for details. The value of municipal securities owned by a fund also may be adversely affected by future changes in federal or state income tax laws.

In addition, because of the relatively small number of issuers of tax-exempt securities, the fund may invest a higher percentage of its assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments.

HIGHLY LEVERAGED TRANSACTIONS RISK. Certain corporate loans and corporate debt securities involve refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. These investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as "debtor-in-possession" financings), provided that such senior


Statement of Additional Information - May 30, 2007                      Page  20
obligations are determined by the fund's investment manager upon its credit analysis to be a suitable investment by the fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments. IMPAIRMENT OF COLLATERAL RISK. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

INDEXING RISK. For funds that are managed to an index, the fund's performance will rise and fall as the performance of the index rises and falls.

INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

INTEREST RATE RISK. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage open-end mutual funds. There can be no assurance that the methodology will enable the fund to achieve its objective.


Statement of Additional Information - May 30, 2007                      Page  21

REINVESTMENT RISK. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

TAX RISK. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. The Fund currently intends to take positions in forward currency contracts with notional value up to the Fund's total net assets. Although foreign currency gains currently constitute "qualifying income" the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying incomes" a fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund's Board of Directors may authorize a significant change in investment strategy or Fund liquidation.

TRACKING ERROR RISK. For funds that are managed to an index, the fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the fund's performance is affected by factors such as the size of the fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the fund and changes in the index.

In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

UNDERLYING FUND SELECTION RISK. For funds-of-funds, the risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the investment category.

INVESTMENT STRATEGIES

The following information supplements the discussion of each fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes strategies that many mutual funds use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

AGENCY AND GOVERNMENT SECURITIES
The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include


Statement of Additional Information - May 30, 2007                      Page  22
the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

BORROWING
A fund may borrow money for temporary purposes or to engage in transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as noted in the nonfundamental policies, however, a fund may not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk.

CASH/MONEY MARKET INSTRUMENTS
Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.


Bankers' Acceptances


Bankers' acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.



Bank Certificates of Deposit


Bank certificates of deposit are certificates issued against funds deposited in a bank (including eligible foreign branches of U.S. banks), are for a definite period of time, earn a specified rate of return and are normally negotiable.


A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.

COLLATERALIZED BOND OBLIGATIONS
Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tiers investment-grade bond ratings. Holders of


Statement of Additional Information - May 30, 2007                      Page  23
third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Credit Risk, Interest Rate Risk and Prepayment and Extension Risk.

COMMERCIAL PAPER
Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.

COMMON STOCK
Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.

CONVERTIBLE SECURITIES
Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.


Statement of Additional Information - May 30, 2007                      Page  24

CORPORATE BONDS
Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEBT OBLIGATIONS
Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEPOSITARY RECEIPTS
Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts


Statement of Additional Information - May 30, 2007                      Page  25

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in bearer form are designed for use in securities markets outside the U.S.
Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

DERIVATIVE INSTRUMENTS
Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a


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

national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.


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Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products. (See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Derivatives Risk and Liquidity Risk.


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

EXCHANGE-TRADED FUNDS
Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

Although one or more of the other risks described in this SAI may apply, investments in ETFs involve the same risks associated with a direct investment in the types of securities included in the indices the ETFs are designed to replicate, including Market Risk. Shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue. Finally, there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index.

FLOATING RATE LOANS
Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and prefunded or synthetic letters of credit.

A fund's ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the fund will invest, however, the investment manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The investment manager's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of loans the fund will invest in will be rated by one or more of the nationally recognized rating agencies. Investments in loans may be of any quality, including "distressed" loans, and will be subject to the fund's credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a fund purchases an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. Under current market conditions, most of the corporate loans purchased by the fund will represent loans made to highly leveraged corporate borrowers. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.


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Certain of the loans acquired by a fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.

Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the investment manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a fund's portfolio. Possession of such information may in some instances occur despite the investment manager's efforts to avoid such possession, but in other instances the investment manager may choose to receive such information (for example, in connection with participation in a creditors' committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the investment manager's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on the investment manager's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the investment manager may hold other securities issued by borrowers whose floating rate loans may be held in a fund's portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the fund's portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer's floating rate loans. In such cases, the investment manager may owe conflicting fiduciary duties to the fund and other client accounts. The investment manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment manager's client accounts collectively held only a single category of the issuer's securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include: Credit Risk and Prepayment and Extension Risk.

FOREIGN CURRENCY TRANSACTIONS
Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV (Net Asset Value) to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has


Statement of Additional Information - May 30, 2007                      Page  30
been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment, usually in U.S. dollars, although it could desire to lock in the price of the security in another currency. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. Unless specifically permitted, a fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund may also enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.

Absolute Return Currency and Income Fund is designed to invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.


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For Absolute Return Currency and Income Fund, it is possible, under certain circumstances, including entering into forward currency contracts for investment purposes, that the fund may have to limit or restructure its forward contract currency transactions to qualify as a "regulated investment company" under the Internal Revenue Code.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter


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market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

FOREIGN SECURITIES
Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities.

Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.


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

Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.


The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the admission of other countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.

FUNDING AGREEMENTS
A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

HIGH-YIELD DEBT SECURITIES (JUNK BONDS)
High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such securities are generally


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

unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

ILLIQUID AND RESTRICTED SECURITIES
Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk.

INDEXED SECURITIES
The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.

INFLATION PROTECTED SECURITIES
Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest


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

payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

INVERSE FLOATERS
Inverse floaters or inverse floating rate securities are a type of derivative long-term fixed income obligation with a floating or variable interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. As with all long-term fixed income securities, the price of the inverse floater moves inversely with long-term interest rates; as long-term interest rates go down, the price of the inverse floater moves up and, when long-term interest rates go up, the price of the inverse floater moves down. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down).

In the municipal market an inverse floater is typically created when the owner of a municipal fixed rate bond transfers that bond to a trust in exchange for cash and a residual interest in the trust's assets and cash flows (inverse floater certificates). The trust funds the purchase of the bond by issuing two classes of certificates: short-term floating rate notes (typically sold to third parties) and the inverse floaters (also known as residual certificates). No additional income beyond that provided by the trust's underlying bond is created; rather, that income is merely divided-up between the two classes of certificates. The holder of the inverse floating rate securities typically has the right to (1) cause the holders of the short-term floating rate notes to tender their notes at par ($100) and (2) to return the inverse floaters and withdraw the underlying bonds, thereby collapsing the trust. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with transactions in inverse floaters include: Interest Rate Risk, Credit Risk, Liquidity Risk and Market Risk.


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INVESTMENT COMPANIES
Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.

LENDING OF PORTFOLIO SECURITIES
A fund may lend certain of its portfolio securities. The current policy of the Board is to make these loans, either long- or short-term, to broker-dealers. Loans will be structured in a manner that will enable a fund to call the loan in order to vote in a proxy solicitation if the fund has knowledge of a material event to be voted on that would affect the fund's investment in the loaned security. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the Board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk.

LOAN PARTICIPATIONS
Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.

MORTGAGE- AND ASSET-BACKED SECURITIES
Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to


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

the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity. The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage and asset-backed securities include:
Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

MORTGAGE DOLLAR ROLLS
Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.

MUNICIPAL OBLIGATIONS
Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.


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

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.

PREFERRED STOCK
Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.

REAL ESTATE INVESTMENT TRUSTS
Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31.


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Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Interest Rate Risk, Issuer Risk and Market Risk.

REPURCHASE AGREEMENTS
Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.

REVERSE REPURCHASE AGREEMENTS
In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.

SHORT SALES
With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to engage in short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to a fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk.

SOVEREIGN DEBT
A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.


Statement of Additional Information - May 30, 2007                      Page  40

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.

STRUCTURED INVESTMENTS
A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.

SWAP AGREEMENTS
Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party's investment exposure from one type of investment to another. A swap agreement can increase or decrease the volatility of a fund's investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party's position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis.


Statement of Additional Information - May 30, 2007                      Page  41

The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.

Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Total Return Swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of collateralized mortgage-backed securities. In a typical total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Swaption Transaction. A swaption is an option on a swap agreement and a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the "premium") of the option. The fund may write
(sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.


Credit Default Swaps. Credit default swaps are contracts in which third party credit risk is transferred from one party to another party by one party, the protection buyer, making payments to the other party, the protection seller, in return for the ability of the protection buyer to deliver a reference obligation, or portfolio of reference obligations, to the protection seller upon the occurrence of certain credit events relating to the issuer of the reference obligation and receive the notional amount of the reference obligation from the protection seller. A fund may use credit default swaps for various purposes including to increase or decrease its credit exposure to various issuers. For example, as a seller in a transaction, a fund could use credit default swaps as a way of increasing investment exposure to a particular issuer's bonds in lieu of purchasing such bonds directly. Similarly, as a buyer in a transaction, a fund may use credit default swaps to hedge its exposure on bonds that it owns or in lieu of selling such bonds. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there



Statement of Additional Information - May 30, 2007                      Page  42
is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.


Credit default swap agreements can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or "earmark" cash or other liquid assets, or enter into certain offsetting positions, with a value at least equal to the fund's exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or "earmark" cash or other liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or "earmarking" will ensure that the fund has assets available to satisfy its obligations with respect to the transaction. Such segregation or "earmarking" will not limit the fund's exposure to loss.


The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.

VARIABLE- OR FLOATING-RATE SECURITIES
Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.


Statement of Additional Information - May 30, 2007                      Page  43

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable-or floating-rate securities include:
Credit Risk.

WARRANTS
Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk.

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES
These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

SECURITIES TRANSACTIONS

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management agreements, the investment manager or subadviser is authorized to determine, consistent with a fund's investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board.

Each fund, the investment manager, any subadviser and Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (each a principal underwriter and distributor of the Funds) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.


Statement of Additional Information - May 30, 2007                      Page  44

A fund's securities may be traded on an agency basis with brokers or dealers or on a principal basis with dealers. In an agency trade, the broker-dealer generally is paid a commission. In a principal trade, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager generally does not pay the dealer a commission. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

BROKER-DEALER SELECTION
In selecting broker-dealers to execute transactions, the investment manager and each subadviser will consider from among such factors as the ability to minimize trading costs, trading expertise, infrastructure, ability to provide information or services, financial condition, confidentiality, competitiveness of commission rates, evaluations of execution quality, promptness of execution, past history, ability to prospect for and find liquidity, difficulty of trade, security's trading characteristics, size of order, liquidity of market, block trading capabilities, quality of settlement, specialized expertise, overall responsiveness, willingness to commit capital and research services provided.

The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions, including review by an independent third-party evaluator. The review evaluates execution, operational efficiency, and research services.

COMMISSION DOLLARS
Broker-dealers typically provide a bundle of services including research and execution of transactions. The research provided can be either proprietary (created and provided by the broker-dealer) or third party (created by a third party but provided by the broker-dealer). Consistent with the interests of the fund, the investment manager and each subadviser may use broker-dealers who provide both types of research products and services in exchange for commissions, known as "soft dollars," generated by transactions in fund accounts.

The receipt of research and brokerage products and services is used by the investment manager, and by each subadviser, to the extent it engages in such transactions, to supplement its own research and analysis activities, by receiving the views and information of individuals and research staffs of other securities firms, and by gaining access to specialized expertise on individual companies, industries, areas of the economy and market factors. Research and brokerage products and services may include reports on the economy, industries, sectors and individual companies or issuers; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Research services may be used by the investment manager in providing advice to all RiverSource funds (or by any subadviser to any other client of the subadviser) even though it is not possible to relate the benefits to any particular fund.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so, to the extent authorized by law, if the investment manager or subadviser determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager's or subadviser's overall responsibilities with respect to a fund and the other funds or accounts for which it acts as investment manager (or by any subadviser to any other client of that subadviser).

As a result of these arrangements, some portfolio transactions may not be effected at the lowest commission, but overall execution may be better. The investment manager and each subadviser have represented that under its procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services and research products and services provided.

The investment manager or a subadviser may use step-out transactions. A "step-out" is an arrangement in which the investment manager or subadviser executes a trade through one broker-dealer but instructs that broker-dealer to step-


Statement of Additional Information - May 30, 2007                      Page  45
out all or a part of the trade to another broker-dealer. The second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The investment manager or subadviser may receive research products and services in connection with step-out transactions.

Use of fund commissions may create potential conflicts of interest between the investment manager or subadviser and a fund. However, the investment manager and each subadviser has policies and procedures in place intended to mitigate these conflicts and ensure that the use of soft dollars falls within the "safe harbor" of Section 28(e) of the Securities Exchange Act of 1934. Some products and services may be used for both investment decision-making and non-investment decision-making purposes ("mixed use" items). The investment manager and each subadviser, to the extent it has mixed use items, has procedures in place to assure that soft dollars pay only for the investment decision-making portion of a mixed-use item.

TRADE AGGREGATION AND ALLOCATION
Generally, orders are processed and executed in the order received. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager or subadviser carries out the purchase or sale pursuant to policies and procedures designed in such a way believed to be fair to the fund. Purchase and sale orders may be combined or aggregated for more than one account if it is believed it would be consistent with best execution. Aggregation may reduce commission costs or market impact on a per-share and per-dollar basis, although aggregation may have the opposite effect. There may be times when not enough securities are received to fill an aggregated order, including in an initial public offering, involving multiple accounts. In that event, the investment manager and each subadviser has policies and procedures designed in such a way believed to result in a fair allocation among accounts, including the fund.

From time to time, different portfolio managers with the investment manager may make differing investment decisions related to the same security. However, with certain exceptions for funds managed using strictly quantitative methods, a portfolio manager or portfolio management team may not sell a security short if the security is owned in another portfolio managed by that portfolio manager or portfolio management team. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

The investment manager has portfolio management teams in its Minneapolis and Los Angeles offices that may share research information regarding leveraged loans. The investment manager operates separate and independent trading desks in these locations for the purpose of purchasing and selling leveraged loans. As a result, the investment manager does not aggregate orders in leveraged loans across portfolio management teams. For example, funds and other client accounts being managed by these portfolio management teams may purchase and sell the same leveraged loan in the secondary market on the same day at different times and at different prices. There is also the potential for a particular account or group of accounts, including a fund, to forego an opportunity or to receive a different allocation (either larger or smaller) than might otherwise be obtained if the investment manager were to aggregate trades in leveraged loans across the portfolio management teams. Although the investment manager does not aggregate orders in leveraged loans across its portfolio management teams in Minneapolis and Los Angeles, it operates in this structure subject to its duty to seek best execution.


Statement of Additional Information - May 30, 2007                      Page  46

The following table shows total brokerage commissions paid in the last three fiscal periods. Substantially all firms through whom transactions were executed provide research services. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                      TABLE 5. TOTAL BROKERAGE COMMISSIONS


------------------------------------------------------------------------------------------------------------------
                                           TOTAL BROKERAGE COMMISSIONS
------------------------------------------------------------------------------------------------------------------
                            FUND                                    2007              2006              2005
------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Aggressive                                               $0                $0             $0(a)
------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Conservative                                              0                 0              0(a)
------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate                                                  0                 0              0(a)
------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate Aggressive                                       0                 0              0(a)
------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate Conservative                                     0                 0              0(a)
------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Total Equity                                              0                 0              0(a)
------------------------------------------------------------------------------------------------------------------
 S&P 500 Index                                                          21,050            22,575            49,048
------------------------------------------------------------------------------------------------------------------
 Small Company Index                                                    56,843            78,951            37,118
------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------
 Equity Value                                                          773,828           721,284           858,846
------------------------------------------------------------------------------------------------------------------
 Precious Metals and Mining                                            494,184           801,550         1,245,421
------------------------------------------------------------------------------------------------------------------
 Small Cap Advantage                                                 7,171,421         3,938,697         3,294,757
------------------------------------------------------------------------------------------------------------------
 Small Cap Growth                                                    1,543,208         1,410,791         2,105,168
------------------------------------------------------------------------------------------------------------------
                                                                    2006              2005              2004
------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2010*                                                     N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2015*                                                     N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2020*                                                     N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2025*                                                     N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2030*                                                     N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2035*                                                     N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2040*                                                     N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2045*                                                     N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------
 Aggressive Growth                                                     964,028           181,981            72,985
------------------------------------------------------------------------------------------------------------------
 Fundamental Growth                                                    178,639           180,023            46,313
------------------------------------------------------------------------------------------------------------------
 Fundamental Value                                                     346,840           314,501           162,856
------------------------------------------------------------------------------------------------------------------
 High Yield Bond                                                             0                 0               876
------------------------------------------------------------------------------------------------------------------
 Income Builder Basic Income                                              0(b)               N/A               N/A
------------------------------------------------------------------------------------------------------------------
 Income Builder Enhanced Income                                           0(b)               N/A               N/A
------------------------------------------------------------------------------------------------------------------
 Income Builder Moderate Income                                           0(b)               N/A               N/A
------------------------------------------------------------------------------------------------------------------
 Select Value                                                          445,429           310,913           539,192
------------------------------------------------------------------------------------------------------------------
 Short Duration U.S. Government                                         24,483            95,868           407,216
------------------------------------------------------------------------------------------------------------------
 Small Cap Equity                                                      703,172           429,969           846,218
------------------------------------------------------------------------------------------------------------------
 Small Cap Value                                                     2,860,490         2,439,209         3,185,306
------------------------------------------------------------------------------------------------------------------
 U.S. Government Mortgage                                                6,379            10,708            31,267
------------------------------------------------------------------------------------------------------------------
 Value                                                                 297,507           363,273           389,539
------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------------
 Dividend Opportunity                                                  456,446           621,168         3,783,128
------------------------------------------------------------------------------------------------------------------
 Real Estate                                                           152,782           185,877         34,975(c)
------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                      Page  47

------------------------------------------------------------------------------------------------------------------
                                           TOTAL BROKERAGE COMMISSIONS
------------------------------------------------------------------------------------------------------------------
                            FUND                                    2006              2005              2004
------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------------
 Cash Management                                                             0                 0                 0
------------------------------------------------------------------------------------------------------------------
 Core Bond                                                               4,241             3,612             1,451
------------------------------------------------------------------------------------------------------------------
 Disciplined Equity                                                    987,624            35,948             5,731
------------------------------------------------------------------------------------------------------------------
 Disciplined Small and Mid Cap Equity                                 8,916(d)               N/A               N/A
------------------------------------------------------------------------------------------------------------------
 Disciplined Small Cap Value                                         33,110(e)               N/A               N/A
------------------------------------------------------------------------------------------------------------------
 Floating Rate                                                            0(e)               N/A               N/A
------------------------------------------------------------------------------------------------------------------
 Growth                                                             10,375,981        15,623,111        22,702,374
------------------------------------------------------------------------------------------------------------------
 Income Opportunities                                                        0                 0                 0
------------------------------------------------------------------------------------------------------------------
 Inflation Protected Securities                                              0                 0              0(f)
------------------------------------------------------------------------------------------------------------------
 Large Cap Equity                                                    7,940,223         6,832,334         1,306,601
------------------------------------------------------------------------------------------------------------------
 Large Cap Value                                                       138,363           189,029           146,077
------------------------------------------------------------------------------------------------------------------
 Limited Duration Bond                                                   4,006             3,268               839
------------------------------------------------------------------------------------------------------------------
 Short-Term Cash*                                                          N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------
 California Tax-Exempt(g)                                                  666                 0                 0
------------------------------------------------------------------------------------------------------------------
 Diversified Bond                                                      108,055           161,336           160,646
------------------------------------------------------------------------------------------------------------------
 Massachusetts Tax-Exempt(g)                                               225                 0                 0
------------------------------------------------------------------------------------------------------------------
 Michigan Tax-Exempt(g)                                                    189                 0                 0
------------------------------------------------------------------------------------------------------------------
 Minnesota Tax-Exempt(g)                                                 1,254                 0                 0
------------------------------------------------------------------------------------------------------------------
 New York Tax-Exempt(g)                                                    255                 0                 0
------------------------------------------------------------------------------------------------------------------
 Ohio Tax-Exempt(g)                                                        180                 0                 0
------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------------
 Balanced                                                            1,071,452         1,135,795         1,314,212
------------------------------------------------------------------------------------------------------------------
 Disciplined Large Cap Growth*                                             N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------
 Diversified Equity Income                                           2,923,490         3,191,513         2,416,265
------------------------------------------------------------------------------------------------------------------
 Mid Cap Value                                                       1,354,225           919,813           365,435
------------------------------------------------------------------------------------------------------------------
 Strategic Allocation                                                1,494,804           502,448           279,233
------------------------------------------------------------------------------------------------------------------
 Strategic Income Allocation*                                              N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------
 Absolute Return Currency and Income                                      0(h)               N/A               N/A
------------------------------------------------------------------------------------------------------------------
 Disciplined International Equity                                    60,738(i)               N/A               N/A
------------------------------------------------------------------------------------------------------------------
 Emerging Markets                                                    3,017,380         2,388,169         2,022,969
------------------------------------------------------------------------------------------------------------------
 Emerging Markets Bond                                                    0(j)               N/A               N/A
------------------------------------------------------------------------------------------------------------------
 European Equity                                                       160,239           211,729           324,079
------------------------------------------------------------------------------------------------------------------
 Global Bond                                                             9,664             8,856             7,760
------------------------------------------------------------------------------------------------------------------
 Global Equity                                                       1,249,847         1,393,982         1,992,985
------------------------------------------------------------------------------------------------------------------
 Global Technology                                                   1,237,181         1,170,244         4,193,021
------------------------------------------------------------------------------------------------------------------
 International Aggressive Growth                                     1,179,455           673,010           598,644
------------------------------------------------------------------------------------------------------------------
 International Equity                                                  405,405           556,407           315,047
------------------------------------------------------------------------------------------------------------------
 International Opportunity                                             989,118         1,320,088         1,303,677
------------------------------------------------------------------------------------------------------------------
 International Select Value                                          1,533,794         1,027,065           839,270
------------------------------------------------------------------------------------------------------------------
 International Small Cap                                               405,190           241,558           179,076
------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                      Page  48

------------------------------------------------------------------------------------------------------------------
                                           TOTAL BROKERAGE COMMISSIONS
------------------------------------------------------------------------------------------------------------------
                            FUND                                    2006              2005              2004
------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------
 Intermediate Tax-Exempt                                                   438                 0                 0
------------------------------------------------------------------------------------------------------------------
 Mid Cap Growth                                                      1,867,241         1,764,250         1,630,670
------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Bond                                                         4,257                 0                 0
------------------------------------------------------------------------------------------------------------------
 Tax-Exempt High Income                                                 17,679                 0                 0
------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Money Market                                                     0                 0                 0
------------------------------------------------------------------------------------------------------------------



 * As of the date of this SAI, the fund has not passed its first fiscal year end, and therefore has no reporting information.

 (a) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
 (b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
 (c) For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.
 (d) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.
 (e) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.
 (f) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.
 (g) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.
 (h) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.
 (i) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.

 (j) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.



Statement of Additional Information - May 30, 2007                      Page  49

For the last fiscal period, transactions were specifically directed to firms in exchange for research services as shown in the following table. The table also shows portfolio turnover rates for the last two fiscal periods. Higher turnover rates may result in higher brokerage expenses and taxes. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

          TABLE 6. BROKERAGE DIRECTED FOR RESEARCH AND TURNOVER RATES


--------------------------------------------------------------------------------------------------------------------------------
                                                           BROKERAGE DIRECTED FOR RESEARCH*
                                                          ----------------------------------
                                                                               AMOUNT OF                TURNOVER RATES
                                                             AMOUNT OF        COMMISSIONS     ----------------------------------
                          FUND                              TRANSACTIONS    IMPUTED OR PAID         2007              2006
--------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Aggressive                                           $0                $0               40%               24%
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Conservative                                          0                 0                54                23
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate                                              0                 0                24                15
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate Aggressive                                   0                 0                29                20
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate Conservative                                 0                 0                24                19
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Total Equity                                          0                 0                27                17
--------------------------------------------------------------------------------------------------------------------------------
 S&P 500 Index                                                           0                 0                20                 7
--------------------------------------------------------------------------------------------------------------------------------
 Small Company Index                                                     0                 0                11                14
--------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------------------
 Equity Value                                                  149,974,876           177,268                37                28
--------------------------------------------------------------------------------------------------------------------------------
 Precious Metals and Mining                                     50,835,902            81,165               114               111
--------------------------------------------------------------------------------------------------------------------------------
 Small Cap Advantage                                           101,241,760           195,280               158               110
--------------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth                                               22,409,122           241,054               119               152
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                    2006              2005
--------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2010**                                                N/A               N/A               N/A               N/A
--------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2015**                                                N/A               N/A               N/A               N/A
--------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2020**                                                N/A               N/A               N/A               N/A
--------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2025**                                                N/A               N/A               N/A               N/A
--------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2030**                                                N/A               N/A               N/A               N/A
--------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2035**                                                N/A               N/A               N/A               N/A
--------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2040**                                                N/A               N/A               N/A               N/A
--------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2045**                                                N/A               N/A               N/A               N/A
--------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth                                              26,399,071            28,782               202               218
--------------------------------------------------------------------------------------------------------------------------------
 Fundamental Growth                                              6,049,129             4,132                62               122
--------------------------------------------------------------------------------------------------------------------------------
 Fundamental Value                                                       0                 0                20                 2
--------------------------------------------------------------------------------------------------------------------------------
 High Yield Bond                                                         0                 0                93               105
--------------------------------------------------------------------------------------------------------------------------------
 Income Builder Basic Income                                             0                 0                 1            N/A(a)
--------------------------------------------------------------------------------------------------------------------------------
 Income Builder Enhanced Income                                          0                 0                 0            N/A(a)
--------------------------------------------------------------------------------------------------------------------------------
 Income Builder Moderate Income                                          0                 0                 0            N/A(a)
--------------------------------------------------------------------------------------------------------------------------------
 Select Value                                                  257,457,395           382,710                 7                12
--------------------------------------------------------------------------------------------------------------------------------
 Short Duration U.S. Government                                          0                 0               194               169
--------------------------------------------------------------------------------------------------------------------------------
 Small Cap Equity                                                6,198,451            11,523                88                88
--------------------------------------------------------------------------------------------------------------------------------
 Small Cap Value                                               136,377,105           124,583                77                70
--------------------------------------------------------------------------------------------------------------------------------
 U.S. Government Mortgage                                                0                 0               178               137
--------------------------------------------------------------------------------------------------------------------------------
 Value                                                                   0                 0                46                40
--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                      Page  50

--------------------------------------------------------------------------------------------------------------------------------
                                                           BROKERAGE DIRECTED FOR RESEARCH*
                                                          ----------------------------------
                                                                               AMOUNT OF                TURNOVER RATES
                                                             AMOUNT OF        COMMISSIONS     ----------------------------------
                          FUND                              TRANSACTIONS    IMPUTED OR PAID         2006              2005
--------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------------------
 Dividend Opportunity                                           52,050,046            26,001                19                24
--------------------------------------------------------------------------------------------------------------------------------
 Real Estate                                                     9,671,160             8,060                47                63
--------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------------------
 Cash Management                                                         0                 0               N/A               N/A
--------------------------------------------------------------------------------------------------------------------------------
 Core Bond                                                               0                 0            301(b)            313(b)
--------------------------------------------------------------------------------------------------------------------------------
 Disciplined Equity                                                      0                 0               137                64
--------------------------------------------------------------------------------------------------------------------------------
 Disciplined Small and Mid Cap Equity                                 0(c)              0(c)             14(c)               N/A
--------------------------------------------------------------------------------------------------------------------------------
 Disciplined Small Cap Value                                          0(d)              0(d)             40(d)               N/A
--------------------------------------------------------------------------------------------------------------------------------
 Floating Rate                                                        0(d)              0(d)             49(d)               N/A
--------------------------------------------------------------------------------------------------------------------------------
 Growth                                                        885,759,208         1,596,985               134               136
--------------------------------------------------------------------------------------------------------------------------------
 Income Opportunities                                                    0                 0               130               124
--------------------------------------------------------------------------------------------------------------------------------
 Inflation Protected Securities                                          0                 0                58                43
--------------------------------------------------------------------------------------------------------------------------------
 Large Cap Equity                                              904,595,395         1,271,910               116               128
--------------------------------------------------------------------------------------------------------------------------------
 Large Cap Value                                                12,197,207            13,702                46                57
--------------------------------------------------------------------------------------------------------------------------------
 Limited Duration Bond                                                   0                 0            328(b)            316(b)
--------------------------------------------------------------------------------------------------------------------------------
 Short-Term Cash**                                                     N/A               N/A               N/A               N/A
--------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------------------
 California Tax-Exempt(e)                                                0                 0                 7                28
--------------------------------------------------------------------------------------------------------------------------------
 Diversified Bond                                                        0                 0            281(b)            300(b)
--------------------------------------------------------------------------------------------------------------------------------
 Massachusetts Tax-Exempt(e)                                             0                 0                 5                 9
--------------------------------------------------------------------------------------------------------------------------------
 Michigan Tax-Exempt(e)                                                  0                 0                 6                 9
--------------------------------------------------------------------------------------------------------------------------------
 Minnesota Tax-Exempt(e)                                                 0                 0                 3                15
--------------------------------------------------------------------------------------------------------------------------------
 New York Tax-Exempt(e)                                                  0                 0                 7                30
--------------------------------------------------------------------------------------------------------------------------------
 Ohio Tax-Exempt(e)                                                      0                 0                 7                33
--------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------------------
 Balanced                                                       47,340,360            58,659               126               130
--------------------------------------------------------------------------------------------------------------------------------
 Disciplined Large Cap Growth**                                        N/A               N/A               N/A               N/A
--------------------------------------------------------------------------------------------------------------------------------
 Diversified Equity Income                                     375,478,473           366,112                28                24
--------------------------------------------------------------------------------------------------------------------------------
 Mid Cap Value                                                  53,037,511            68,303                44                26
--------------------------------------------------------------------------------------------------------------------------------
 Strategic Allocation                                            1,132,343             1,938               122               134
--------------------------------------------------------------------------------------------------------------------------------
 Strategic Income Allocation**                                         N/A               N/A               N/A               N/A
--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                      Page  51

--------------------------------------------------------------------------------------------------------------------------------
                                                           BROKERAGE DIRECTED FOR RESEARCH*
                                                          ----------------------------------
                                                                               AMOUNT OF                TURNOVER RATES
                                                             AMOUNT OF        COMMISSIONS     ----------------------------------
                          FUND                              TRANSACTIONS    IMPUTED OR PAID         2006              2005
--------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------------------
 Absolute Return Currency and Income                                  0(f)              0(f)            12%(f)               N/A
--------------------------------------------------------------------------------------------------------------------------------
 Disciplined International Equity                                     0(g)              0(g)             10(g)               N/A
--------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets                                                        0                 0               145               124
--------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Bond                                                0(h)              0(h)             32(h)               N/A
--------------------------------------------------------------------------------------------------------------------------------
 European Equity                                                         0                 0                64                56
--------------------------------------------------------------------------------------------------------------------------------
 Global Bond                                                             0                 0                68                73
--------------------------------------------------------------------------------------------------------------------------------
 Global Equity                                                           0                 0               112                93
--------------------------------------------------------------------------------------------------------------------------------
 Global Technology                                              46,300,781           102,562               196               115
--------------------------------------------------------------------------------------------------------------------------------
 International Aggressive Growth                               161,063,936           322,717               124                67
--------------------------------------------------------------------------------------------------------------------------------
 International Equity                                           10,571,131            11,011                89               110
--------------------------------------------------------------------------------------------------------------------------------
 International Opportunity                                               0                 0                79                93
--------------------------------------------------------------------------------------------------------------------------------
 International Select Value                                      1,621,115             3,763                31                22
--------------------------------------------------------------------------------------------------------------------------------
 International Small Cap                                         2,518,662             4,542               157                80
--------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------------------
 Intermediate Tax-Exempt                                                 0                 0                35                16
--------------------------------------------------------------------------------------------------------------------------------
 Mid Cap Growth                                                605,235,287           656,125                45                27
--------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Bond                                                         0                 0                32                29
--------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt High Income                                                  0                 0                30                30
--------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Money Market                                                 0                 0               N/A               N/A
--------------------------------------------------------------------------------------------------------------------------------

 * Reported numbers include third party soft dollar commissions and portfolio manager directed commissions directed for research. RiverSource also receives proprietary research from brokers, but because these are bundled commissions for which the research portion is not distinguishable from the execution portion, their amounts have not been included in the table.

 ** As of the date of this SAI, the fund has not passed its first fiscal year end, and therefore has no reporting information.



 (a) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

 (b) A significant portion of the turnover was the result of "roll" transactions in the liquid derivatives and Treasury securities. In the derivative transactions, positions in expiring contracts are liquidated and simultaneously replaced with positions in new contracts with equivalent characteristics. In the Treasury transactions, existing holdings are sold to purchase newly issued securities with slightly longer maturity dates. Although these transactions affect the turnover rate of the portfolio, they do not change the risk exposure or result in material transaction costs. The remaining turnover resulted from strategic reallocations and relative value trading. After transaction costs, we expect this activity to enhance the returns on the overall fund.
 (c) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.
 (d) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.
 (e) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.
 (f) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.
 (g) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.
 (h) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.


Statement of Additional Information - May 30, 2007                      Page  52

As of the end of the most recent fiscal period, the fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

               TABLE 7. SECURITIES OF REGULAR BROKERS OR DEALERS


---------------------------------------------------------------------------------------------------------------------------
                                                                                                  VALUE OF SECURITIES OWNED
                          FUND                                            ISSUER                   AT END OF FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
---------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Aggressive                              None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Conservative                            None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate                                None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate Aggressive                     None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate Conservative                   None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Total Equity                            None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------
 S&P 500 Index                                             Ameriprise Financial                                   $323,985
                                                           Bear Stearns Companies                                  439,490
                                                           Charles Schwab                                          439,549
                                                           Citigroup                                             6,152,453
                                                           E*Trade Financial                                       236,486
                                                           Franklin Resources                                      450,831
                                                           Goldman Sachs Group                                   2,051,800
                                                           Legg Mason                                              312,453
                                                           Lehman Brothers Holdings                                990,499
                                                           JP Morgan Chase & Co.                                 4,012,826
                                                           Merrill Lynch & Co.                                   1,878,217
                                                           Morgan Stanley                                        1,990,354
                                                           PNC Financial Services Group                            492,267
---------------------------------------------------------------------------------------------------------------------------
 Small Company Index                                       Investment Technology Group                           3,392,515
                                                           LaBranche & Co.                                         884,769
                                                           Piper Jaffray Companies                               2,287,085
---------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
---------------------------------------------------------------------------------------------------------------------------
 Equity Value                                              Citigroup                                            41,244,194
                                                           Goldman Sachs Group                                   4,048,708
                                                           Lehman Brothers Holdings                              7,011,695
                                                           Merrill Lynch & Co.                                  14,403,403
                                                           Morgan Stanley                                        6,529,834
---------------------------------------------------------------------------------------------------------------------------
 Precious Metals and Mining                                None                                             N/A
---------------------------------------------------------------------------------------------------------------------------
 Small Cap Advantage                                       Knight Capital Group CI A                             1,919,159
                                                           Piper Jaffray Companies                               1,300,740
---------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth                                          None                                             N/A
---------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
---------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2010*                                                      N/A                             N/A
---------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2015*                                                      N/A                             N/A
---------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2020*                                                      N/A                             N/A
---------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2025*                                                      N/A                             N/A
---------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2030*                                                      N/A                             N/A
---------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2035*                                                      N/A                             N/A
---------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2040*                                                      N/A                             N/A
---------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2045*                                                      N/A                             N/A
---------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                      Page  53

---------------------------------------------------------------------------------------------------------------------------
                                                                                                  VALUE OF SECURITIES OWNED
                          FUND                                            ISSUER                   AT END OF FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
---------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth                                         Affiliated Managers Group                             3,273,358
                                                           Piper Jaffray Companies                               2,252,808
---------------------------------------------------------------------------------------------------------------------------
 Fundamental Growth                                        Charles Schwab                                        1,902,739
---------------------------------------------------------------------------------------------------------------------------
 Fundamental Value                                         Citigroup                                            26,188,160
                                                           JPMorgan Chase & Co.                                 48,231,810
                                                           Morgan Stanley                                        7,017,274
---------------------------------------------------------------------------------------------------------------------------
 High Yield Bond                                           None                                             N/A
---------------------------------------------------------------------------------------------------------------------------
 Income Builder Basic Income                               None                                             N/A
---------------------------------------------------------------------------------------------------------------------------
 Income Builder Enhanced Income                            None                                             N/A
---------------------------------------------------------------------------------------------------------------------------
 Income Builder Moderate Income                            None                                             N/A
---------------------------------------------------------------------------------------------------------------------------
 Select Value                                              Bear Stearns Companies                                  802,500
                                                           Merrill Lynch & Co.                                   2,896,400
                                                           PNC Financial Services Group                          1,722,750
---------------------------------------------------------------------------------------------------------------------------
 Short Duration U.S. Government                            CS First Boston Mtge Securities                       5,417,306
---------------------------------------------------------------------------------------------------------------------------
 Small Cap Equity                                          Affiliated Managers Group                             1,294,370
                                                           Morgan Stanley & Co.                                  2,997,066
                                                           optionsXpress Holdings                                  720,250
---------------------------------------------------------------------------------------------------------------------------
 Small Cap Value                                           Affiliated Managers Group                               902,631
                                                           Morgan Stanley & Co.                                  9,990,219
                                                           Piper Jaffray and Companies                             860,744
---------------------------------------------------------------------------------------------------------------------------
 U.S. Government Mortgage                                  ChaseFlex Trust                                         735,638
                                                           CS First Boston Mtge Securities                       2,541,444
---------------------------------------------------------------------------------------------------------------------------
 Value                                                     Citigroup                                             6,921,720
                                                           JPMorgan Chase & Co.                                  8,148,333
                                                           Morgan Stanley                                          398,262
                                                           Morgan Stanley & Co.                                  2,997,066
                                                           PNC Financial Services Group                          2,023,956
---------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
---------------------------------------------------------------------------------------------------------------------------
 Dividend Opportunity                                      Citigroup                                            35,880,912
                                                           JPMorgan Chase & Co.                                 21,474,600
---------------------------------------------------------------------------------------------------------------------------
 Real Estate                                               None                                             N/A
---------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
---------------------------------------------------------------------------------------------------------------------------
 Cash Management                                           Bear Stearns Companies                              139,000,000
                                                           Citigroup Funding                                    37,000,000
                                                           Credit Suisse First Boston NY                        87,000,000
                                                           Goldman Sachs Group                                  25,000,000
                                                           Lehman Brothers Holdings                             67,000,000
                                                           Merrill Lynch & Co.                                  55,000,000
---------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2007                      Page  54

---------------------------------------------------------------------------------------------------------------------------
                                                                                                  VALUE OF SECURITIES OWNED
                          FUND                                            ISSUER                   AT END OF FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------
 Core Bond                                                 Bear Stearns Commercial Mtg                           1,205,900
                                                           Securities
                                                           Citigroup Commercial Mtge Trust                         376,951
                                                           Citigroup/Deutsche Bank Commercial                      171,657
                                                           Mtge Trust
                                                           Credit Suisse Mtge Capital Ctfs                         375,131
                                                           CS First Boston Mtge Securities                       1,476,403
                                                           GS Mtge Securities II                                   614,978
                                                           JP Morgan Chase Commercial Mtge                       3,003,789
                                                           Securities
                                                           LB-UBS Commercial Mtge Trust                          3,661,014
                                                           Merrill Lynch Mtge Trust                              1,919,148
                                                           Morgan Stanley Capital I                              4,104,900
                                                           Morgan Stanley, Dean Witter Capital I                   407,446
---------------------------------------------------------------------------------------------------------------------------
 Disciplined Equity                                        Bear Stearns Companies                                8,407,500
                                                           Citigroup                                            47,237,131
                                                           E*TRADE Financial                                     7,228,361
                                                           Franklin Resources                                   11,103,585
                                                           Goldman Sachs Group                                  23,908,429
                                                           JP Morgan Chase & Co.                                 9,134,128
                                                           Lehman Brothers Holdings                             21,340,297
                                                           Merrill Lynch & Co.                                  31,053,578
                                                           Morgan Stanley                                       12,346,058
                                                           PNC Financial Services Group                          8,408,425
                                                           Charles Schwab                                        3,637,235
---------------------------------------------------------------------------------------------------------------------------
 Disciplined Small Cap Value                               Knight Capital Group CI A                                44,327
                                                           LaBranche & Co.                                          51,169
                                                           Piper Jaffray Companies                                  74,993
---------------------------------------------------------------------------------------------------------------------------
 Disciplined Small and Mid Cap Equity                      AG Edwards                                               19,264
                                                           Investment Technology Group                              45,123
                                                           Jefferies Group                                          26,500
                                                           Knight Capital Group CI A                                18,756
                                                           LaBranche & Co.                                          13,308
                                                           Piper Jaffray Companies                                  21,807
                                                           Raymond James Financial                                  36,906
---------------------------------------------------------------------------------------------------------------------------
 Floating Rate                                             Ameritrade Holding                                      994,637
---------------------------------------------------------------------------------------------------------------------------
 Growth                                                    Citigroup                                             6,806,154
---------------------------------------------------------------------------------------------------------------------------
 Income Opportunities                                      LaBranche & Co.                                       3,418,650
---------------------------------------------------------------------------------------------------------------------------
 Inflation Protected Securities                            None                                             N/A
---------------------------------------------------------------------------------------------------------------------------
 Large Cap Equity                                          Bear Stearns Companies                                1,891,269
                                                           Citigroup                                           142,425,465
                                                           Franklin Resources                                   31,692,638
                                                           Goldman Sachs Group                                   7,437,856
                                                           JP Morgan Chase & Co.                                75,668,662
                                                           Legg Mason                                            9,290,962
                                                           Lehman Brothers Holdings                             36,896,275
                                                           Merrill Lynch & Co.                                  28,517,987
                                                           Morgan Stanley                                       45,346,948
                                                           PNC Financial Services Group                         24,116,699
---------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2007                      Page  55

---------------------------------------------------------------------------------------------------------------------------
                                                                                                  VALUE OF SECURITIES OWNED
                          FUND                                            ISSUER                   AT END OF FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------
 Large Cap Value                                           American Express                                        361,453
                                                           Citigroup                                             3,318,607
                                                           Franklin Resources                                      284,135
                                                           JP Morgan Chase & Co.                                 1,711,617
                                                           Legg Mason                                               83,053
                                                           Lehman Brothers Holdings                                908,585
                                                           Merrill Lynch & Co.                                     780,558
                                                           Morgan Stanley                                          983,069
                                                           PNC Financial Services Group                            449,976
---------------------------------------------------------------------------------------------------------------------------
 Limited Duration Bond                                     Bear Stearns Commercial Mtg                             866,675
                                                           Securities
                                                           ChaseFlex Trust                                         357,336
                                                           Citigroup Commercial Mtge Trust                         424,070
                                                           Citigroup/Deutsche Bank Commercial                      171,657
                                                           Mtge Trust
                                                           Credit Suisse Mtge Capital Ctfs                         350,123
                                                           CS First Boston Mtge Securities                         998,880
                                                           GS Mtge Securities II                                   663,808
                                                           JP Morgan Chase Commercial Mtge                       2,983,942
                                                           Securities
                                                           LB-UBS Commercial Mtge Trust                          2,307,345
                                                           Merrill Lynch Mtge Trust                                552,125
                                                           Morgan Stanley Capital 1                              1,466,918
                                                           Morgan Stanley, Dean Witter Capital 1                   458,376
---------------------------------------------------------------------------------------------------------------------------
 Short-Term Cash*                                          N/A                                              N/A
---------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
---------------------------------------------------------------------------------------------------------------------------
 California Tax-Exempt(a)                                  None                                             N/A
---------------------------------------------------------------------------------------------------------------------------
 Diversified Bond                                          Bear Stearns Commercial Mtge                         12,122,719
                                                           Securities
                                                           Bear Stearns Companies                               49,912,332
                                                           ChaseFlex Trust                                       2,456,868
                                                           Citigroup Commercial Mtge Trust                       8,065,960
                                                           Citigroup/Deutsche Bank Commercial                    3,031,568
                                                           Mtge Trust
                                                           Credit Suisse Mtge Capital Ctfs                       5,088,172
                                                           CS First Boston Mtge Securities                      34,607,804
                                                           GS Mtge Securities II                                 5,819,451
                                                           J.P. Morgan Chase Commercial Mtge                    63,426,330
                                                           Securities
                                                           LaBranche & Co.                                       1,002,788
                                                           LB-UBS Commercial Mtge Trust                         52,308,115
                                                           Merrill Lynch Mtge Trust                             11,853,501
                                                           Morgan Stanley Capital 1                             38,587,394
                                                           Morgan Stanley, Dean Witter Capital 1                20,396,007
---------------------------------------------------------------------------------------------------------------------------
 Massachusetts Tax-Exempt(a)                               None                                             N/A
---------------------------------------------------------------------------------------------------------------------------
 Michigan Tax-Exempt(a)                                    None                                             N/A
---------------------------------------------------------------------------------------------------------------------------
 Minnesota Tax-Exempt(a)                                   None                                             N/A
---------------------------------------------------------------------------------------------------------------------------
 New York Tax-Exempt(a)                                    None                                             N/A
---------------------------------------------------------------------------------------------------------------------------
 Ohio Tax-Exempt(a)                                        None                                             N/A
---------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                      Page  56

---------------------------------------------------------------------------------------------------------------------------
                                                                                                  VALUE OF SECURITIES OWNED
                          FUND                                            ISSUER                   AT END OF FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
---------------------------------------------------------------------------------------------------------------------------
 Balanced                                                  Bear Stearns Commercial Mtge                          1,816,311
                                                           Securities
                                                           ChaseFlex Trust                                       1,489,335
                                                           Citigroup                                            26,524,575
                                                           Citigroup Commercial Mtge Trust                         984,980
                                                           Citigroup/Deutsche Bank Commercial                      375,215
                                                           Mtge Trust
                                                           Credit Suisse Mortgage Capital Ctfs                   1,540,137
                                                           CS First Boston Mtge Securities                       4,772,358
                                                           Franklin Resources                                    2,553,863
                                                           Goldman Sachs Group                                   1,382,453
                                                           JP Morgan Chase & Co.                                13,696,776
                                                           JP Morgan Chase Commercial Mtge                      10,245,115
                                                           Securities
                                                           LaBranche & Co.                                         149,800
                                                           LB-UBS Commercial Mtge Trust                          6,314,518
                                                           Legg Mason                                              780,253
                                                           Lehman Brothers Holdings                              8,032,201
                                                           Merrill Lynch & Co.                                   7,314,665
                                                           Merrill Lynch Mtge Trust                              2,441,653
                                                           Morgan Stanley                                        8,378,744
                                                           Morgan Stanley Capital 1                              5,463,304
                                                           Morgan Stanley, Dean Witter Capital 1                 2,607,047
                                                           PNC Financial Services Group                          3,576,942
---------------------------------------------------------------------------------------------------------------------------
 Disciplined Large Cap Growth*                             N/A                                              N/A
---------------------------------------------------------------------------------------------------------------------------
 Diversified Equity Income                                 Citigroup                                           206,383,817
                                                           Merrill Lynch & Co.                                  41,409,668
                                                           Morgan Stanley                                       21,821,963
---------------------------------------------------------------------------------------------------------------------------
 Mid Cap Value                                             None                                             N/A
---------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                      Page  57

---------------------------------------------------------------------------------------------------------------------------
                                                                                                  VALUE OF SECURITIES OWNED
                          FUND                                            ISSUER                   AT END OF FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------
 Strategic Allocation                                      Bear Stearns Commercial Mtge                          1,226,711
                                                           Securities
                                                           Bear Stearns Companies                                3,447,020
                                                           Citigroup                                            13,014,584
                                                           Citigroup Commercial Mtge Trust                         817,086
                                                           Citigroup/Deutsche Bank Commercial                      175,100
                                                           Mtge Trust
                                                           Credit Suisse Mortgage Capital Ctfs                     462,041
                                                           CS First Boston Mtge Securities                       3,321,009
                                                           E*TRADE Financial                                     1,720,518
                                                           Franklin Resources                                    1,165,259
                                                           Goldman Sachs Group                                   6,094,688
                                                           GS Mtge Securities                                      537,900
                                                           GS Mortgage Securities II                               763,446
                                                           Investment Technology Group                             100,419
                                                           JP Morgan Chase & Co.                                11,856,883
                                                           JP Morgan Chase Commercial Mtge                       5,654,975
                                                           Securities
                                                           Knight Capital Group Cl A                               146,000
                                                           LaBranche & Co.                                         774,864
                                                           LB-UBS Commercial Mtge Trust                          4,279,488
                                                           Lehman Brothers Holdings                              7,843,341
                                                           Merrill Lynch & Co.                                  11,584,383
                                                           Merrill Lynch Mtge Trust                                308,419
                                                           Morgan Stanley                                        3,160,211
                                                           Morgan Stanley Capital 1                              2,727,221
                                                           Morgan Stanley, Dean Witter Capital 1                   982,815
                                                           Piper Jaffray Companies                                  77,654
                                                           PNC Financial Services Group                          3,780,064
---------------------------------------------------------------------------------------------------------------------------
 Strategic Income Allocation*                                               N/A                             N/A
---------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
---------------------------------------------------------------------------------------------------------------------------
 Absolute Return Currency and Income                       Citigroup                                               641,723
                                                           Credit Suisse First Boston USA                          641,038
                                                           Lehman Brothers Holdings                                640,627
                                                           JP Morgan Chase & Co.                                   400,500
                                                           JP Morgan Chase Commercial Mtge                         208,077
                                                           Securities
                                                           Merrill Lynch & Co.                                     640,623
                                                           Morgan Stanley                                          640,788
---------------------------------------------------------------------------------------------------------------------------
 Disciplined International Equity                          None                                             N/A
---------------------------------------------------------------------------------------------------------------------------
 Emerging Markets                                          None                                             N/A
---------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Bond                                     None                                             N/A
---------------------------------------------------------------------------------------------------------------------------
 European Equity                                           Credit Suisse Group                                   1,561,254
---------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                      Page  58

---------------------------------------------------------------------------------------------------------------------------
                                                                                                  VALUE OF SECURITIES OWNED
                          FUND                                            ISSUER                   AT END OF FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------
 Global Bond                                               Bear Stearns Commercial Mtge                          1,928,687
                                                           Securities
                                                           Citigroup                                             3,072,505
                                                           Citigroup Commercial Mtge Trust                       1,142,977
                                                           Credit Suisse Mortgage Capital Ctfs                     927,081
                                                           CS First Boston Mtge Securities                         580,252
                                                           GS Mortgage Securities II                               942,552
                                                           JP Morgan Chase Commercial Mtge                       8,255,847
                                                           Securities
                                                           LaBranche & Co.                                         172,800
                                                           LB-UBS Commercial Mtge Trust                          4,108,805
                                                           Morgan Stanley                                          360,721
                                                           Morgan Stanley Capital 1                              3,233,127
                                                           Morgan Stanley, Dean Witter Capital 1                 2,279,259
---------------------------------------------------------------------------------------------------------------------------
 Global Equity                                             Bear Stearns Companies                                5,957,741
                                                           Citigroup                                             5,305,273
                                                           E*TRADE Financial                                     6,023,397
                                                           Goldman Sachs Group                                   8,934,554
---------------------------------------------------------------------------------------------------------------------------
 Global Technology                                         None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------
 International Aggressive Growth                           None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------
 International Equity                                      Credit Suisse Group                                     699,960
---------------------------------------------------------------------------------------------------------------------------
 International Opportunity                                 Credit Suisse Group                                   6,803,658
---------------------------------------------------------------------------------------------------------------------------
 International Select Value                                Credit Suisse Group                                  21,282,154
---------------------------------------------------------------------------------------------------------------------------
 International Small Cap                                   None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
---------------------------------------------------------------------------------------------------------------------------
 Intermediate Tax-Exempt                                   None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------
 Mid Cap Growth                                            Ameritrade Holding                                   14,356,863
                                                           Legg Mason - subsidiary                               7,086,678
---------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Bond                                           None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt High Income                                    None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
---------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Money Market                                   None                                                        N/A
---------------------------------------------------------------------------------------------------------------------------



 * As of the date of this SAI, the fund has not passed its first fiscal year end, and therefore has no reporting information.

 (a) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. The information shown is as of Aug. 31, 2006.


Statement of Additional Information - May 30, 2007                      Page  59

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE INVESTMENT MANAGER

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about any brokerage commissions paid by a fund in the last three fiscal periods to brokers affiliated with the fund's investment manager is contained in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

    TABLE 8. BROKERAGE COMMISSIONS PAID TO INVESTMENT MANAGER OR AFFILIATES


---------------------------------------------------------------------------------------------------------------------------------
                                                                                    PERCENT OF
                                                                                     AGGREGATE
                                                       AGGREGATE                   DOLLAR AMOUNT     AGGREGATE       AGGREGATE
                                                         DOLLAR      PERCENT OF   OF TRANSACTIONS      DOLLAR          DOLLAR
                                                       AMOUNT OF      AGGREGATE      INVOLVING       AMOUNT OF       AMOUNT OF
                                        NATURE OF     COMMISSIONS     BROKERAGE     PAYMENT OF      COMMISSIONS     COMMISSIONS
                          BROKER       AFFILIATION   PAID TO BROKER  COMMISSIONS    COMMISSIONS    PAID TO BROKER  PAID TO BROKER
                      -----------------------------------------------------------------------------------------------------------
        FUND                                             2007                                           2006            2005
---------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder         None                                                                            $0           $0(a)
 Aggressive
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder         None                                                                             0            0(a)
 Conservative
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder         None                                                                             0            0(a)
 Moderate
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder         None                                                                             0            0(a)
 Moderate Aggressive
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder         None                                                                             0            0(a)
 Moderate
 Conservative
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder         None                                                                             0            0(a)
 Total Equity
---------------------------------------------------------------------------------------------------------------------------------
 S&P 500 Index             None                                                                             0               0
---------------------------------------------------------------------------------------------------------------------------------
 Small Company Index       None                                                                             0               0
---------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
---------------------------------------------------------------------------------------------------------------------------------
 Equity Value              None                                                                             0         10,142*
---------------------------------------------------------------------------------------------------------------------------------
 Precious Metals and       None                                                                             0          3,614*
 Mining
---------------------------------------------------------------------------------------------------------------------------------
 Small Cap Advantage       None                                                                             0               0
---------------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth          None                                                                             0               0
---------------------------------------------------------------------------------------------------------------------------------
                                                         2006                                         2005            2004
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
---------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus           N/A                                                                        N/A             N/A
 2010**
---------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus           N/A                                                                        N/A             N/A
 2015**
---------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus           N/A                                                                        N/A             N/A
 2020**
---------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus           N/A                                                                        N/A             N/A
 2025**
---------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus           N/A                                                                        N/A             N/A
 2030**
---------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus           N/A                                                                        N/A             N/A
 2035**
---------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus           N/A                                                                        N/A             N/A
 2040**
---------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus           N/A                                                                        N/A             N/A
 2045**
---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                      Page  60

-------------------------------------------------------------------------------------------------------------------------------
                                                                                   PERCENT OF
                                                                                    AGGREGATE
                                                                                  DOLLAR AMOUNT
                                                       AGGREGATE                       OF          AGGREGATE       AGGREGATE
                                                         DOLLAR      PERCENT OF   TRANSACTIONS       DOLLAR          DOLLAR
                                                       AMOUNT OF      AGGREGATE     INVOLVING      AMOUNT OF       AMOUNT OF
                                        NATURE OF     COMMISSIONS     BROKERAGE    PAYMENT OF     COMMISSIONS     COMMISSIONS
                          BROKER       AFFILIATION   PAID TO BROKER  COMMISSIONS   COMMISSIONS   PAID TO BROKER  PAID TO BROKER
                      ---------------------------------------------------------------------------------------------------------
        FUND                                            2006                                          2005            2004
-------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-------------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth    JPMorgan                4             $57*        0.04%         0.02%              27             103
                      Securities,
                      Inc.
-------------------------------------------------------------------------------------------------------------------------------
 Fundamental Value         None                                                                           0               0
-------------------------------------------------------------------------------------------------------------------------------
 Fundamental Growth   Goldman                 5                0                                         38               0
                      Sachs & Co.
                         --------------------------------------------------------------------------------------------------
                      Raymond James           6                0                                          0              15
                      Financial
-------------------------------------------------------------------------------------------------------------------------------
 High Yield Bond           None                                                                           0               0
-------------------------------------------------------------------------------------------------------------------------------
 Income Builder          None(b)                                                                    N/A             N/A
 Basic Income
-------------------------------------------------------------------------------------------------------------------------------
 Income Builder          None(b)                                                                    N/A             N/A
 Enhanced Income
-------------------------------------------------------------------------------------------------------------------------------
 Income Builder          None(b)                                                                    N/A             N/A
 Moderate Income
-------------------------------------------------------------------------------------------------------------------------------
 Select Value         Gabelli & Co.           7           14,216         3.19          2.96         143,463         464,895
-------------------------------------------------------------------------------------------------------------------------------
 Short Duration U.S.       None                                                                           0               0
 Government
-------------------------------------------------------------------------------------------------------------------------------
 Small Cap Equity          None                                                                           0               0
-------------------------------------------------------------------------------------------------------------------------------
 Small Cap Value      Goldman Sachs           5            1,821         0.07          0.04           1,943          46,047
                      & Co.
                         --------------------------------------------------------------------------------------------------
                      Janney                  8                0                                          0           5,130
                      Montgomery
                      Scott
                         --------------------------------------------------------------------------------------------------
                      Legg Mason              8                0                                      2,700               0
                      Wood
                      Walker, Inc.
                         --------------------------------------------------------------------------------------------------
                      M.J. Whitman            9                0                                          0         425,573
-------------------------------------------------------------------------------------------------------------------------------
 U.S. Gov't Mortgage       None                                                                           0               0
-------------------------------------------------------------------------------------------------------------------------------
 Value                     None                                                                           0               0
-------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-------------------------------------------------------------------------------------------------------------------------------
 Dividend             AEIS                    1                0                                    20,898*        217,347*
 Opportunity
-------------------------------------------------------------------------------------------------------------------------------
 Real Estate               None                                                                           0            0(c)
-------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-------------------------------------------------------------------------------------------------------------------------------
 Cash Management           None                                                                           0               0
-------------------------------------------------------------------------------------------------------------------------------
 Core Bond                 None                                                                           0               0
-------------------------------------------------------------------------------------------------------------------------------
 Disciplined Equity        None                                                                           0               0
-------------------------------------------------------------------------------------------------------------------------------
 Disciplined Small       None(d)                                                                    N/A             N/A
 and
 Mid Cap Equity
-------------------------------------------------------------------------------------------------------------------------------
 Disciplined Small       None(e)                                                                    N/A             N/A
 Cap Value
-------------------------------------------------------------------------------------------------------------------------------
 Floating Rate           None(e)                                                                    N/A             N/A
-------------------------------------------------------------------------------------------------------------------------------
 Growth               AEIS                    1                0                                    13,720*        336,098*
-------------------------------------------------------------------------------------------------------------------------------
 Income                    None                                                                           0               0
 Opportunities
-------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                      Page  61

-------------------------------------------------------------------------------------------------------------------------------
                                                                                   PERCENT OF
                                                                                    AGGREGATE
                                                                                  DOLLAR AMOUNT
                                                       AGGREGATE                       OF          AGGREGATE       AGGREGATE
                                                         DOLLAR      PERCENT OF   TRANSACTIONS       DOLLAR          DOLLAR
                                                       AMOUNT OF      AGGREGATE     INVOLVING      AMOUNT OF       AMOUNT OF
                                        NATURE OF     COMMISSIONS     BROKERAGE    PAYMENT OF     COMMISSIONS     COMMISSIONS
                          BROKER       AFFILIATION   PAID TO BROKER  COMMISSIONS   COMMISSIONS   PAID TO BROKER  PAID TO BROKER
                      ---------------------------------------------------------------------------------------------------------
        FUND                                            2006                                          2005            2004
-------------------------------------------------------------------------------------------------------------------------------
 Inflation Protected       None                                                                           0               0
 Securities
-------------------------------------------------------------------------------------------------------------------------------
 Large Cap Equity     AEIS                    1                0                                    10,214*          6,644*
-------------------------------------------------------------------------------------------------------------------------------
 Large Cap Value      AEIS                    1                0                                       276*            595*
-------------------------------------------------------------------------------------------------------------------------------
 Limited Duration          None                                                                           0               0
 Bond
-------------------------------------------------------------------------------------------------------------------------------
 Short-Term Cash**         N/A                                                                      N/A             N/A
-------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-------------------------------------------------------------------------------------------------------------------------------
 California                None                                                                           0               0
 Tax-Exempt(f)
-------------------------------------------------------------------------------------------------------------------------------
 Diversified Bond          None                                                                           0               0
-------------------------------------------------------------------------------------------------------------------------------
 Massachusetts             None                                                                           0               0
 Tax-Exempt(f)
-------------------------------------------------------------------------------------------------------------------------------
 Michigan                  None                                                                           0               0
 Tax-Exempt(f)
-------------------------------------------------------------------------------------------------------------------------------
 Minnesota                 None                                                                           0               0
 Tax-Exempt(f)
-------------------------------------------------------------------------------------------------------------------------------
 New York                  None                                                                           0               0
 Tax-Exempt(f)
-------------------------------------------------------------------------------------------------------------------------------
 Ohio Tax-Exempt(f)        None                                                                           0               0
-------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-------------------------------------------------------------------------------------------------------------------------------
 Balanced             AEIS                    1                0                                          0          8,440*
-------------------------------------------------------------------------------------------------------------------------------
 Disciplined Large         N/A                                                                      N/A             N/A
 Cap Growth**
-------------------------------------------------------------------------------------------------------------------------------
 Diversified Equity   AEIS                    1                0                                     1,716*         73,448*
 Income
-------------------------------------------------------------------------------------------------------------------------------
 Mid Cap Value        AEIS                    1                0                                          0         39,552*
-------------------------------------------------------------------------------------------------------------------------------
 Strategic                 None                                                                           0               0
 Allocation
-------------------------------------------------------------------------------------------------------------------------------
 Strategic Income          N/A                                                                      N/A             N/A
 Allocation**
-------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-------------------------------------------------------------------------------------------------------------------------------
 Absolute Return         None(g)                                                                    N/A             N/A
 Currency and Income
-------------------------------------------------------------------------------------------------------------------------------
 Disciplined             None(h)                                                                    N/A             N/A
 International
 Equity
-------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets          None                                                                           0               0
-------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets        None(i)                                                                    N/A             N/A
 Bond
-------------------------------------------------------------------------------------------------------------------------------
 European Equity           None                                                                           0               0
-------------------------------------------------------------------------------------------------------------------------------
 Global Bond               None                                                                           0               0
-------------------------------------------------------------------------------------------------------------------------------
 Global Equity             None                                                                           0               0
-------------------------------------------------------------------------------------------------------------------------------
 Global Technology    AEIS                    1                0            0             0               0         97,718*
-------------------------------------------------------------------------------------------------------------------------------
 International        JPMorgan                4            8,149         1.24          0.66           9,426          22,343
 Aggressive Growth    Securities,
                      Inc.
                         --------------------------------------------------------------------------------------------------
                      Cazenove, Inc.          4                0            0             0             339               0
-------------------------------------------------------------------------------------------------------------------------------
 International             None                                                                           0               0
 Equity
-------------------------------------------------------------------------------------------------------------------------------
 International             None                                                                           0               0
 Opportunity
-------------------------------------------------------------------------------------------------------------------------------
 International        Sanford C.             10                0            0             0           8,829          20,637
 Select Value         Bernstein &
                      Co. LLC
-------------------------------------------------------------------------------------------------------------------------------
 International Small       None                                                                           0               0
 Cap
-------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                      Page  62

-------------------------------------------------------------------------------------------------------------------------------
                                                                                   PERCENT OF
                                                                                    AGGREGATE
                                                                                  DOLLAR AMOUNT
                                                       AGGREGATE                       OF          AGGREGATE       AGGREGATE
                                                         DOLLAR      PERCENT OF   TRANSACTIONS       DOLLAR          DOLLAR
                                                       AMOUNT OF      AGGREGATE     INVOLVING      AMOUNT OF       AMOUNT OF
                                        NATURE OF     COMMISSIONS     BROKERAGE    PAYMENT OF     COMMISSIONS     COMMISSIONS
                          BROKER       AFFILIATION   PAID TO BROKER  COMMISSIONS   COMMISSIONS   PAID TO BROKER  PAID TO BROKER
                      ---------------------------------------------------------------------------------------------------------
        FUND                                            2006                                          2005            2004
-------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-------------------------------------------------------------------------------------------------------------------------------
 Intermediate              None                                                                           0               0
 Tax-Exempt
-------------------------------------------------------------------------------------------------------------------------------
 Mid Cap Growth       AEIS                    1                0            0             0               0         17,994*
-------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Bond           None                                                                           0               0
-------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt High           None                                                                           0               0
 Income
-------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Money          None                                                                           0               0
 Market
-------------------------------------------------------------------------------------------------------------------------------

 *     Represents brokerage clearing fees.

 ** As of the date of this SAI, the fund has not passed its first fiscal year end, and therefore has no reporting information.


 (1) American Enterprise Investment Services, Inc., a wholly-owned subsidiary of Ameriprise Financial.
 (2)   Affiliate of UBS, a subadviser.
 (3) Affiliate of Neuberger Berman Management, Inc., a former subadviser, terminated July 24, 2003.
 (4)   Affiliate of American Century, a subadviser.
 (5)   Affiliate of Goldman Sachs Asset Management, L.P., a subadviser.
 (6) Affiliate of Eagle Asset Management, Inc., a former subadviser, terminated April 2005.
 (7) Affiliate of GAMCO Investors, Inc. a former subadviser, terminated Sept. 29, 2006.
 (8) Affiliate of Royce & Associates, LLC., a former subadviser, terminated April 24, 2006.
 (9) Affiliate of Third Avenue Management, LLC., a former subadviser, terminated March 15, 2004.
 (10)  Affiliate of AllianceBernstein, a subadviser.

 (a) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
 (b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
 (c) For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.
 (d) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.
 (e) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.
 (f) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.
 (g) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.
 (h) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.
 (i) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.

VALUING FUND SHARES

As of the end of the most recent fiscal period, the computation of net asset value was based on net assets divided by shares outstanding as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 9. VALUING FUND SHARES

-----------------------------------------------------------------------------------------------------------------------------
                         FUND                              NET ASSETS       SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Aggressive
    Class A                                                  $400,073,034            32,781,390                        $12.20
    Class B                                                    98,479,846             8,131,609                         12.11
    Class C                                                    12,215,638             1,011,229                         12.08
    Class R4(a)                                                    76,765                 6,275                         12.23
-----------------------------------------------------------------------------------------------------------------------------

Statement of Additional Information - May 30, 2007                      Page  63

-----------------------------------------------------------------------------------------------------------------------------
                         FUND                              NET ASSETS       SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Conservative
    Class A                                                    82,673,511             7,926,810                         10.43
    Class B                                                    35,957,945             3,458,347                         10.40
    Class C                                                     5,208,785               500,413                         10.41
    Class R4(a)                                                    23,731                 2,296                         10.34
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate
    Class A                                                   600,269,888            52,846,837                         11.36
    Class B                                                   188,670,967            16,679,954                         11.31
    Class C                                                    27,189,749             2,401,836                         11.32
    Class R4(a)                                                   111,556                 9,835                         11.34
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate Aggressive
    Class A                                                   801,243,094            68,285,569                         11.73
    Class B                                                   202,093,816            17,295,309                         11.68
    Class C                                                    25,618,875             2,193,231                         11.68
    Class R4(a)                                                   339,106                28,867                         11.75
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate Conservative
    Class A                                                   197,884,478            18,243,067                         10.85
    Class B                                                    70,978,040             6,562,786                         10.82
    Class C                                                    12,991,707             1,200,747                         10.82
    Class R4(a)                                                    28,252                 2,615                         10.80
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Total Equity
    Class A                                                   364,207,385            28,873,885                         12.61
    Class B                                                    91,174,410             7,283,997                         12.52
    Class C                                                    11,361,042               909,754                         12.49
    Class R4(a)                                                   194,364                15,365                         12.65
-----------------------------------------------------------------------------------------------------------------------------
 S&P 500 Index
    Class D                                                    57,268,626            10,342,190                          5.54
    Class E                                                   241,190,686            43,377,282                          5.56
-----------------------------------------------------------------------------------------------------------------------------
 Small Company Index
    Class A                                                   834,954,281            99,373,376                          8.40
    Class B                                                   229,997,889            30,755,493                          7.48
    Class R4(a)                                                10,300,727             1,199,527                          8.59
-----------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------------------
 Equity Value
    Class A                                                 1,038,420,343            77,344,252                         13.43
    Class B                                                   185,258,605            13,764,180                         13.46
    Class C                                                     6,274,898               470,398                         13.34
    Class I                                                        14,387                 1,070                         13.45
    Class R2                                                        5,024                   374                         13.43
    Class R3                                                        5,024                   374                         13.43
    Class R4                                                   11,834,082               880,545                         13.44
    Class R5                                                        5,024                   374                         13.43
    Class W                                                         5,102                   380                         13.43
-----------------------------------------------------------------------------------------------------------------------------
 Precious Metals and Mining
    Class A                                                    97,644,562             6,936,869                         14.08
    Class B                                                    17,659,188             1,336,794                         13.21
    Class C                                                     1,801,852               137,792                         13.08
    Class I                                                        14,068                   989                         14.22
    Class R4                                                       90,369                 6,356                         14.22
-----------------------------------------------------------------------------------------------------------------------------
 Small Cap Advantage
    Class A                                                   441,693,595            73,720,330                          5.99
    Class B                                                   129,336,345            23,611,177                          5.48
    Class C                                                     8,769,589             1,600,573                          5.48
    Class I                                                         9,161                 1,484                          6.17
    Class R2                                                        4,138                   679                          6.09
    Class R3                                                        4,143                   679                          6.10
    Class R4                                                      407,304                66,765                          6.10
    Class R5                                                        4,149                   679                          6.11
-----------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                      Page  64

-----------------------------------------------------------------------------------------------------------------------------
                         FUND                              NET ASSETS       SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth
    Class A                                                   113,612,985            22,851,570                          4.97
    Class B                                                    43,605,178             9,235,700                          4.72
    Class C                                                     4,604,901               974,784                          4.72
    Class I                                                    51,300,183            10,105,257                          5.08
    Class R2                                                        4,770                   951                          5.02
    Class R3                                                        4,771                   951                          5.02
    Class R4                                                      270,967                53,975                          5.02
    Class R5                                                        4,779                   951                          5.03
-----------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2010*                                                N/A                   N/A                           N/A
-----------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2015*                                                N/A                   N/A                           N/A
-----------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2020*                                                N/A                   N/A                           N/A
-----------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2025*                                                N/A                   N/A                           N/A
-----------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2030*                                                N/A                   N/A                           N/A
-----------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2035*                                                N/A                   N/A                           N/A
-----------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2040*                                                N/A                   N/A                           N/A
-----------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2045*                                                N/A                   N/A                           N/A
-----------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth
    Class A                                                   417,938,522            50,038,917                          8.35
    Class B                                                   119,066,739            14,580,903                          8.17
    Class C                                                     1,962,794               240,391                          8.17
    Class I                                                    74,482,579             8,841,560                          8.42
    Class Y                                                       111,863                13,331                          8.39
-----------------------------------------------------------------------------------------------------------------------------
 Fundamental Growth
    Class A                                                    20,450,998             3,360,217                          6.09
    Class B                                                     7,294,807             1,228,621                          5.94
    Class C                                                       612,756               103,093                          5.94
    Class I                                                   136,879,180            22,283,868                          6.14
    Class Y                                                        41,335                 6,741                          6.13
-----------------------------------------------------------------------------------------------------------------------------
 Fundamental Value
    Class A                                                   740,994,065           122,459,397                          6.05
    Class B                                                   281,336,084            47,798,821                          5.89
    Class C                                                    18,027,515             3,051,330                          5.91
    Class I                                                    85,711,567            14,037,723                          6.11
    Class Y                                                       773,060               127,109                          6.08
-----------------------------------------------------------------------------------------------------------------------------
 High Yield Bond
    Class A                                                 1,535,483,470           530,995,227                          2.89
    Class B                                                   432,579,549           149,692,333                          2.89
    Class C                                                    27,857,618             9,696,262                          2.87
    Class I                                                    24,008,981             8,308,786                          2.89
    Class Y                                                       715,095               247,523                          2.89
-----------------------------------------------------------------------------------------------------------------------------
 Income Builder Basic Income
    Class A                                                    19,244,987             1,927,394                          9.98
    Class B                                                     4,751,862               476,470                          9.97
    Class C                                                       698,459                69,950                          9.99
    Class Y                                                        44,896                 4,495                          9.99
-----------------------------------------------------------------------------------------------------------------------------
 Income Builder Enhanced Income
    Class A                                                    49,638,491             4,981,799                          9.96
    Class B                                                     9,581,422               962,358                          9.96
    Class C                                                     2,082,761               209,114                          9.96
    Class Y                                                        32,268                 3,238                          9.97
-----------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                      Page  65

-----------------------------------------------------------------------------------------------------------------------------
                         FUND                              NET ASSETS       SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------------------
 Income Builder Moderate Income
    Class A                                                    56,738,487             5,686,176                          9.98
    Class B                                                    10,243,754             1,028,294                          9.96
    Class C                                                     1,913,540               191,872                          9.97
    Class Y                                                        39,605                 3,967                          9.98
-----------------------------------------------------------------------------------------------------------------------------
 Select Value
    Class A                                                   462,618,574            63,621,494                          7.27
    Class B                                                   151,084,709            21,400,655                          7.06
    Class C                                                     9,685,589             1,371,804                          7.06
    Class I                                                    13,011,082             1,767,912                          7.36
    Class Y                                                        81,330                11,117                          7.32
-----------------------------------------------------------------------------------------------------------------------------
 Short Duration U.S. Government
    Class A                                                   640,796,129           136,877,022                          4.68
    Class B                                                   338,374,051            72,270,651                          4.68
    Class C                                                    14,524,073             3,102,467                          4.68
    Class I                                                    62,447,956            13,322,741                          4.69
    Class Y                                                    18,582,745             3,968,098                          4.68
-----------------------------------------------------------------------------------------------------------------------------
 Small Cap Equity
    Class A                                                   301,740,278            50,185,615                          6.01
    Class B                                                    60,305,938            10,418,435                          5.79
    Class C                                                     4,028,030               696,761                          5.78
    Class I                                                    13,723,448             2,252,911                          6.09
    Class Y                                                     3,785,809               623,527                          6.07
-----------------------------------------------------------------------------------------------------------------------------
 Small Cap Value
    Class A                                                   684,925,134           102,738,724                          6.67
    Class B                                                   295,732,446            45,754,001                          6.46
    Class C                                                    19,259,021             2,974,187                          6.48
    Class I                                                    12,568,001             1,860,614                          6.75
    Class Y                                                       243,580                36,297                          6.71
-----------------------------------------------------------------------------------------------------------------------------
 U.S. Government Mortgage
    Class A                                                   126,321,891            25,654,153                          4.92
    Class B                                                    64,490,312            13,091,553                          4.93
    Class C                                                     6,740,180             1,368,131                          4.93
    Class I                                                     6,171,017             1,254,745                          4.92
    Class Y                                                    34,633,492             7,037,905                          4.92
-----------------------------------------------------------------------------------------------------------------------------
 Value
    Class A                                                   221,591,869            41,066,770                          5.40
    Class B                                                   106,232,019            20,212,427                          5.26
    Class C                                                     7,160,611             1,358,478                          5.27
    Class I                                                    87,436,522            16,078,349                          5.44
    Class Y                                                       118,717                21,893                          5.42
-----------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------------------------------
 Dividend Opportunity
    Class A                                                   906,971,478           115,786,940                          7.83
    Class B                                                   274,504,819            35,285,690                          7.78
    Class C                                                    14,574,762             1,874,964                          7.77
    Class I                                                    45,885,824             5,846,870                          7.85
    Class Y                                                       904,278               115,208                          7.85
-----------------------------------------------------------------------------------------------------------------------------
 Real Estate
    Class A                                                   106,759,679             6,978,620                         15.30
    Class B                                                    26,621,803             1,751,718                         15.20
    Class C                                                     1,607,303               105,752                         15.20
    Class I                                                    57,039,643             3,721,231                         15.33
    Class Y                                                       235,492                15,433                         15.26
-----------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2007                      Page  66

-----------------------------------------------------------------------------------------------------------------------------
                         FUND                              NET ASSETS       SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------------------------------
 Cash Management
    Class A                                                 3,692,186,974         3,690,335,608                          1.00
    Class B                                                   102,977,657           103,122,495                          1.00
    Class C                                                     2,505,203             2,504,691                          1.00
    Class I                                                    63,330,870            63,304,092                          1.00
    Class Y                                                    83,702,809            83,724,233                          1.00
-----------------------------------------------------------------------------------------------------------------------------
 Core Bond
    Class A                                                    36,444,626             3,852,039                          9.46
    Class B                                                    10,873,923             1,148,606                          9.47
    Class C                                                       571,721                60,377                          9.47
    Class I                                                   174,472,816            18,462,593                          9.45
    Class Y                                                       101,354                10,714                          9.46
-----------------------------------------------------------------------------------------------------------------------------
 Disciplined Equity
    Class A                                                 1,367,875,719           203,067,775                          6.74
    Class B                                                    73,443,835            11,039,576                          6.65
    Class C                                                     2,713,393               408,104                          6.65
    Class I                                                   252,289,749            37,225,107                          6.78
    Class Y                                                   224,143,502            33,166,659                          6.76
-----------------------------------------------------------------------------------------------------------------------------
 Disciplined Small and Mid Cap Equity
    Class A                                                     9,296,475             1,039,096                          8.95
    Class B                                                        37,166                 4,160                          8.93
    Class C                                                         8,931                 1,000                          8.93
    Class I                                                        60,937                 6,809                          8.95
    Class Y                                                        10,415                 1,164                          8.95
-----------------------------------------------------------------------------------------------------------------------------
 Disciplined Small Cap Value
    Class A                                                    11,292,945             1,156,138                          9.77
    Class B                                                       232,254                23,871                          9.73
    Class C                                                        28,867                 2,966                          9.73
    Class I                                                     3,192,276               326,326                          9.78
    Class Y                                                         9,774                 1,000                          9.77
-----------------------------------------------------------------------------------------------------------------------------
 Floating Rate
    Class A                                                   188,670,468            18,775,287                         10.05
    Class B                                                    22,712,533             2,260,218                         10.05
    Class C                                                     6,246,038               621,541                         10.05
    Class I                                                    58,941,954             5,867,379                         10.05
    Class Y                                                        39,240                 3,906                         10.05
-----------------------------------------------------------------------------------------------------------------------------
 Growth
    Class A                                                 2,350,963,254            82,166,864                         28.61
    Class B                                                   462,284,256            17,737,114                         26.06
    Class C                                                    18,728,947               718,480                         26.07
    Class I                                                   255,882,653             8,730,515                         29.31
    Class Y                                                   265,173,004             9,103,369                         29.13
-----------------------------------------------------------------------------------------------------------------------------
 Income Opportunities
    Class A                                                   193,826,099            19,193,076                         10.10
    Class B                                                    56,859,933             5,632,539                         10.09
    Class C                                                     5,758,331               570,511                         10.09
    Class I                                                    92,818,603             9,178,858                         10.11
    Class Y                                                       330,981                32,755                         10.10
-----------------------------------------------------------------------------------------------------------------------------
 Inflation Protected Securities
    Class A                                                    93,669,588             9,649,345                          9.71
    Class B                                                    34,339,164             3,539,225                          9.70
    Class C                                                     2,904,301               299,314                          9.70
    Class I                                                   147,737,154            15,221,186                          9.71
    Class Y                                                     2,043,173               210,530                          9.70
-----------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2007                      Page  67

-----------------------------------------------------------------------------------------------------------------------------
                         FUND                              NET ASSETS       SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------------------
 Large Cap Equity
    Class A                                                 5,460,885,070         1,010,532,146                          5.40
    Class B                                                 1,169,108,420           220,862,389                          5.29
    Class C                                                    34,951,011             6,589,829                          5.30
    Class I                                                   105,402,088            19,384,483                          5.44
    Class Y                                                 1,068,831,758           195,574,986                          5.47
-----------------------------------------------------------------------------------------------------------------------------
 Large Cap Value
    Class A                                                    62,855,365            10,692,320                          5.88
    Class B                                                    18,984,583             3,261,457                          5.82
    Class C                                                     1,108,078               190,515                          5.82
    Class I                                                    13,208,587             2,234,787                          5.91
    Class Y                                                        33,938                 5,753                          5.90
-----------------------------------------------------------------------------------------------------------------------------
 Limited Duration Bond
    Class A                                                    71,486,220             7,469,159                          9.57
    Class B                                                    15,185,460             1,587,239                          9.57
    Class C                                                     1,635,940               171,057                          9.56
    Class I                                                    65,611,060             6,852,982                          9.57
    Class Y                                                         9,570                 1,000                          9.57
-----------------------------------------------------------------------------------------------------------------------------
 Short-Term Cash*                                                     N/A                   N/A                           N/A
-----------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------------------------
 California Tax-Exempt(b)
    Class A                                                   170,289,094            32,979,699                          5.16
    Class B                                                     8,771,389             1,699,853                          5.16
    Class C                                                     2,177,694               421,234                          5.17
-----------------------------------------------------------------------------------------------------------------------------
 Diversified Bond
    Class A                                                 2,013,110,199           422,021,713                          4.77
    Class B                                                   401,897,200            84,250,141                          4.77
    Class C                                                    17,292,094             3,624,635                          4.77
    Class I                                                   275,800,310            57,740,014                          4.78
    Class Y                                                   172,667,879            36,202,020                          4.77
-----------------------------------------------------------------------------------------------------------------------------
 Massachusetts Tax-Exempt(b)
    Class A                                                    48,768,545             9,154,223                          5.33
    Class B                                                     9,072,094             1,703,066                          5.33
    Class C                                                       798,191               149,911                          5.32
-----------------------------------------------------------------------------------------------------------------------------
 Michigan Tax-Exempt(b)
    Class A                                                    45,706,641             8,698,092                          5.25
    Class B                                                     2,650,676               504,169                          5.26
    Class C                                                     1,415,848               269,384                          5.26
-----------------------------------------------------------------------------------------------------------------------------
 Minnesota Tax-Exempt(b)
    Class A                                                   308,554,161            58,516,172                          5.27
    Class B                                                    29,477,245             5,589,082                          5.27
    Class C                                                     8,150,812             1,545,590                          5.27
-----------------------------------------------------------------------------------------------------------------------------
 New York Tax-Exempt(b)
    Class A                                                    63,093,671            12,494,210                          5.05
    Class B                                                     6,828,613             1,352,374                          5.05
    Class C                                                     1,148,771               227,499                          5.05
-----------------------------------------------------------------------------------------------------------------------------
 Ohio Tax-Exempt(b)
    Class A                                                    42,239,331             8,027,783                          5.26
    Class B                                                     4,990,875               948,475                          5.26
    Class C                                                     1,494,472               283,946                          5.26
-----------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------------------------------
 Balanced
    Class A                                                   958,862,290            91,158,363                         10.52
    Class B                                                    69,852,644             6,683,948                         10.45
    Class C                                                     4,204,946               402,589                         10.44
    Class Y                                                   139,181,201            13,233,867                         10.52
-----------------------------------------------------------------------------------------------------------------------------
 Disciplined Large Cap Growth*                                        N/A                   N/A                           N/A
-----------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                      Page  68

-----------------------------------------------------------------------------------------------------------------------------
                         FUND                              NET ASSETS       SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------------------
 Diversified Equity Income
    Class A                                                 5,432,695,767           414,854,489                         13.10
    Class B                                                 1,208,096,254            92,172,558                         13.11
    Class C                                                    86,482,609             6,608,956                         13.09
    Class I                                                   133,039,278            10,165,129                         13.09
    Class Y                                                    95,527,571             7,288,120                         13.11
-----------------------------------------------------------------------------------------------------------------------------
 Mid Cap Value
    Class A                                                 1,443,445,703           158,235,901                          9.12
    Class B                                                   296,980,090            33,415,191                          8.89
    Class C                                                    26,549,537             2,986,537                          8.89
    Class I                                                    17,952,154             1,942,703                          9.24
    Class Y                                                    45,294,773             4,928,660                          9.19
-----------------------------------------------------------------------------------------------------------------------------
 Strategic Allocation
    Class A                                                 1,209,435,158           112,183,002                         10.78
    Class B                                                   146,396,175            13,691,129                         10.69
    Class C                                                    22,536,506             2,114,752                         10.66
    Class Y                                                    13,780,810             1,277,961                         10.78
-----------------------------------------------------------------------------------------------------------------------------
 Strategic Income Allocation*                                         N/A                   N/A                           N/A
-----------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------------------
 Absolute Return Currency and Income
    Class A                                                    10,053,611               996,000                         10.09
    Class B                                                        10,093                 1,000                         10.09
    Class C                                                        10,093                 1,000                         10.09
    Class I                                                    68,129,549             6,743,149                         10.10
    Class R4(a)                                                    10,094                 1,000                         10.09
    Class W                                                           N/A                   N/A                           N/A
-----------------------------------------------------------------------------------------------------------------------------
 Disciplined International Equity
    Class A                                                    10,874,410             1,107,013                          9.82
    Class B                                                       190,838                19,499                          9.79
    Class C                                                        31,275                 3,195                          9.79
    Class I                                                    62,926,083             6,399,203                          9.83
    Class R4(a)                                                    11,885                 1,209                          9.83
    Class W                                                           N/A                   N/A                           N/A
-----------------------------------------------------------------------------------------------------------------------------
 Emerging Markets
    Class A                                                   425,229,317            37,571,472                         11.32
    Class B                                                    76,605,821             7,204,484                         10.63
    Class C                                                     4,798,555               450,159                         10.66
    Class I                                                    41,144,243             3,576,427                         11.50
    Class R4(a)                                                 5,734,130               498,653                         11.50
-----------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Bond
    Class A                                                    11,663,305             1,147,539                         10.16
    Class B                                                       510,005                50,209                         10.16
    Class C                                                        38,734                 3,818                         10.15
    Class I                                                    47,400,407             4,663,886                         10.16
    Class R4(a)                                                    14,378                 1,415                         10.16
    Class W                                                           N/A                   N/A                           N/A
-----------------------------------------------------------------------------------------------------------------------------
 European Equity
    Class A                                                    85,143,488            15,798,323                          5.39
    Class B                                                    29,438,905             5,546,040                          5.31
    Class C                                                     1,489,197               280,865                          5.30
    Class I                                                        15,461                 2,865                          5.40
    Class R4(a)                                                     4,340                   802                          5.41
-----------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                      Page  69

-----------------------------------------------------------------------------------------------------------------------------
                         FUND                              NET ASSETS       SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------------------
 Global Bond
    Class A                                                   276,081,128            41,822,802                          6.60
    Class B                                                    63,316,660             9,495,713                          6.67
    Class C                                                     3,116,080               470,447                          6.62
    Class I                                                   144,623,214            21,955,114                          6.59
    Class R4(a)                                                    80,561                12,204                          6.60
    Class W                                                           N/A                   N/A                           N/A
-----------------------------------------------------------------------------------------------------------------------------
 Global Equity
    Class A                                                   608,153,308            80,859,119                          7.52
    Class B                                                   110,122,992            15,600,152                          7.06
    Class C                                                     5,663,445               807,287                          7.02
    Class R2                                                          N/A                   N/A                           N/A
    Class R3                                                          N/A                   N/A                           N/A
    Class R4(a)                                                 9,464,690             1,246,167                          7.60
    Class R5                                                          N/A                   N/A                           N/A
    Class W                                                           N/A                   N/A                           N/A
-----------------------------------------------------------------------------------------------------------------------------
 Global Technology
    Class A                                                   122,944,396            50,874,610                          2.42
    Class B                                                    42,498,835            20,342,056                          2.09
    Class C                                                     3,415,678             1,630,088                          2.10
    Class I                                                        14,460                 5,882                          2.46
    Class R4(a)                                                   544,605               223,793                          2.43
-----------------------------------------------------------------------------------------------------------------------------
 International Aggressive Growth
    Class A                                                   293,775,958            31,171,014                          9.42
    Class B                                                    66,512,481             7,289,751                          9.12
    Class C                                                     4,436,253               486,251                          9.12
    Class I                                                   127,665,491            13,394,495                          9.53
    Class R4(a)                                                   830,516                87,614                          9.48
-----------------------------------------------------------------------------------------------------------------------------
 International Equity
    Class A                                                    99,431,354            11,739,511                          8.47
    Class B                                                    25,438,560             3,052,687                          8.33
    Class C                                                     1,752,171               210,053                          8.34
    Class I                                                    68,401,947             8,030,624                          8.52
    Class R4(a)                                                   208,406                24,590                          8.48
-----------------------------------------------------------------------------------------------------------------------------
 International Opportunity
    Class A                                                   464,197,404            48,662,459                          9.54
    Class B                                                    77,061,945             8,313,137                          9.27
    Class C                                                     3,350,335               364,611                          9.19
    Class I                                                   105,055,917            10,892,334                          9.64
    Class R2                                                          N/A                   N/A                           N/A
    Class R3                                                          N/A                   N/A                           N/A
    Class R4(a)                                                   814,767                83,796                          9.72
    Class R5                                                          N/A                   N/A                           N/A
-----------------------------------------------------------------------------------------------------------------------------
 International Select Value
    Class A                                                 1,541,660,931           140,143,797                         11.00
    Class B                                                   380,209,275            35,755,399                         10.63
    Class C                                                    25,603,920             2,411,018                         10.62
    Class I                                                    89,262,817             8,020,468                         11.13
    Class R4(a)                                                 1,779,472               160,592                         11.08
-----------------------------------------------------------------------------------------------------------------------------
 International Small Cap
    Class A                                                    66,757,092             7,136,008                          9.35
    Class B                                                    16,957,050             1,862,179                          9.11
    Class C                                                       992,519               108,850                          9.12
    Class I                                                    15,421,576             1,630,325                          9.46
    Class R4(a)                                                   105,171                11,180                          9.41
-----------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2007                      Page  70

-----------------------------------------------------------------------------------------------------------------------------
                         FUND                              NET ASSETS       SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------------------------------
 Intermediate Tax-Exempt
    Class A                                                    79,222,404            14,870,237                          5.33
    Class B                                                    10,105,406             1,898,265                          5.32
    Class C                                                     3,889,860               730,718                          5.32
    Class Y                                                         1,287                   243                          5.30
-----------------------------------------------------------------------------------------------------------------------------
 Mid Cap Growth
    Class A                                                 1,092,797,106            75,865,923                         14.40
    Class B                                                   207,104,427            15,809,072                         13.10
    Class C                                                     8,971,125               684,902                         13.10
    Class I                                                         5,584                   379                         14.73
    Class R4(a)                                                28,734,870             1,966,443                         14.61
-----------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Bond
    Class A                                                   788,062,658           202,199,047                          3.90
    Class B                                                    42,861,116            10,998,990                          3.90
    Class C                                                     6,544,550             1,678,589                          3.90
    Class Y                                                         3,320                   852                          3.90
-----------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt High Income
    Class A                                                 3,042,227,492           684,487,152                          4.44
    Class B                                                   126,941,031            28,569,339                          4.44
    Class C                                                    17,942,164             4,035,449                          4.45
    Class Y                                                         2,005                   451                          4.45
-----------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Money Market                                      117,705,960           117,733,876                          1.00
-----------------------------------------------------------------------------------------------------------------------------


 * As of the date of this SAI, the fund has not passed its first fiscal year end, and therefore has no reporting information.

 (a)   Effective Dec. 11, 2006 Class Y was renamed Class R4.
 (b) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. The information shown is as of Aug. 31, 2006.

FOR FUNDS OTHER THAN MONEY MARKET FUNDS. In determining net assets before shareholder transactions, a fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

     - Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

     - Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

     - Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

     - Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

     - Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

     - Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE.

     - Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.


Statement of Additional Information - May 30, 2007                      Page  71

     - Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

     - Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

     - When possible, bonds are valued by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The assets of funds-of-funds consist primarily of shares of the underlying funds, which are valued at their NAVs. Other securities held by funds-of-funds are valued as described above.

FOR MONEY MARKET FUNDS. In accordance with Rule 2a-7 of the 1940 Act, all of the securities in the fund's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.

The Board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the fund's securities by the Board, at intervals deemed appropriate by it, to determine whether the fund's net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The Board must consider any deviation that appears and, if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the Board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in any other unfair consequences for shareholders, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the fund's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the fund would be able to obtain a somewhat higher yield than the investor would get if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

PORTFOLIO HOLDINGS DISCLOSURE

Each fund's Board and the investment manager believe that the investment ideas of the investment manager with respect to management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund's Board also believes that knowledge of the fund's portfolio holdings can assist


Statement of Additional Information - May 30, 2007                      Page  72
shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund's Board has therefore adopted the investment manager's policies and approved the investment manager's procedures, including the investment manager's oversight of subadviser practices, relating to disclosure of the fund's portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide holdings information on a selective basis, and the investment manager does not intend to selectively disclose holdings information or expect that such holdings information will be selectively disclosed, except where necessary for the fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders. Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

A complete schedule of each fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of a fund's fiscal quarter, on the SEC's website. Once holdings information is filed with the SEC, it will also be posted on the funds' website (riversource.com/funds), and it may be mailed, e-mailed or otherwise transmitted to any person.

In addition, the investment manager makes publicly available information regarding a fund's top ten holdings (including name and percentage of a fund's assets invested in each such holding) and the percentage breakdown of a fund's investments by country, sector and industry, as applicable. This holdings information is generally made available through the website, marketing communications (including printed advertisements and sales literature), and/or telephone customer service centers that support the fund. This holdings information is generally as of a month-end and is not released until it is at least thirty (30) days old.


From time to time, the investment manager may make partial or complete fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the fund (including, without limitation entities identified by name in the fund's prospectus or this SAI, such as custodians, auditors, subadvisers, financial printers (Cenveo, Inc., Vestek), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (Institutional Shareholder Services), and companies that deliver or support systems that provide analytical or statistical information (including Factset Research Systems, Bloomberg, L.P.), (2) to facilitate the review and/or rating of the fund by ratings and rankings agencies (including Morningstar, Inc., Thomson Financial and Lipper Inc.), (3) entities that provide trading, research or other investment related services (including Citigroup, Lehman Brothers Holdings, Merrill Lynch & Co., and Morgan Stanley), and (4) fund intermediaries that include the funds in discretionary wrap or other investment programs that request such information in order to support the services provided to investors in the programs. In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (for example, applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the fund discloses holdings information as required by federal, state or international securities laws, and may disclose holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.



Statement of Additional Information - May 30, 2007                      Page  73

Each fund's Board has adopted the policies of the investment manager and approved the procedures Ameriprise Financial has established to ensure that the fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from the investment manager's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the fund's Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by a fund's Chief Compliance Officer or the fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund's shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

PROXY VOTING

GENERAL GUIDELINES, POLICIES AND PROCEDURES

The funds uphold a long tradition of supporting sound and principled corporate governance. For over 30 years, the Board, which consists of a majority of independent Board members, has determined policies and voted proxies. The funds' investment manager, RiverSource Investments, and the funds' administrator, Ameriprise Financial, provide support to the Board in connection with the proxy voting process.

GENERAL GUIDELINES

CORPORATE GOVERNANCE MATTERS - The Board supports proxy proposals that it believes are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example:

     - The Board generally votes in favor of proposals for an independent chairman or, if the chairman is not independent, in favor of a lead independent director.

     - The Board supports annual election of all directors and proposals to eliminate classes of directors.


     - In a routine election of directors, the Board will generally vote with management's recommendations because the Board believes that management and nominating committees of independent directors are in the best position to know what qualifications are required of directors to form an effective board. However, the Board will generally vote against a nominee who has been assigned to the audit, compensation, or nominating committee if the nominee is not independent of management based on established criteria. The Board will also withhold support for any director who fails to attend 75% of meetings or has other activities that appear to interfere with his or her ability to commit sufficient attention to the company and, in general, will vote against nominees who are determined to have been involved in options backdating.



Statement of Additional Information - May 30, 2007                      Page  74

     - The Board generally supports proposals requiring director nominees to receive a majority of affirmative votes cast in order to be elected to the board, and opposes cumulative voting based on the view that each director elected should represent the interests of all shareholders.

     - Votes in a contested election of directors are evaluated on a case-by-case basis. In general, the Board believes that incumbent management and nominating committees, with access to more and better information, are in the best position to make strategic business decisions. However, the Board will consider an opposing slate if it makes a compelling business case for leading the company in a new direction.

SHAREHOLDER RIGHTS PLANS - The Board generally supports shareholder rights plans based on a belief that such plans force uninvited bidders to negotiate with a company's board. The Board believes these negotiations allow time for the company to maximize value for shareholders by forcing a higher premium from a bidder, attracting a better bid from a competing bidder or allowing the company to pursue its own strategy for enhancing shareholder value. The Board supports proposals to submit shareholder rights plans to shareholders and supports limiting the vote required for approval of such plans to a majority of the votes cast.

AUDITORS - The Board values the independence of auditors based on established criteria. The Board supports a reasonable review of matters that may raise concerns regarding an auditor's service that may cause the Board to vote against a management recommendation, including, for example, auditor involvement in significant financial restatements, options backdating, material weaknesses in control, attempts to limit auditor liability or situations where independence has been compromised.

STOCK OPTION PLANS AND OTHER MANAGEMENT COMPENSATION ISSUES - The Board expects company management to give thoughtful consideration to providing competitive long-term employee incentives directly tied to the interest of shareholders. The Board votes against proxy proposals that it believes dilute shareholder value excessively.

The Board believes that equity compensation awards can be a useful tool, when not abused, for retaining employees and giving them incentives to engage in conduct that will improve the performance of the company. In this regard, the Board generally favors minimum holding periods of stock obtained by senior management pursuant to an option plan and will vote against compensation plans for executives that it deems excessive.

SOCIAL AND CORPORATE POLICY ISSUES - The Board believes proxy proposals should address the business interests of the corporation. Shareholder proposals sometime seek to have the company disclose or amend certain business practices based purely on social or environmental issues rather than compelling business arguments. In general, the Board recognizes our fund shareholders are likely to have differing views of social and environmental issues and believes that these matters are primarily the responsibility of a company's management and its board of directors.

POLICIES AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside the control of the Board or the Proxy Team (below), not all proxies may be voted. The Board has implemented policies and procedures that have been reasonably designed to vote proxies and to ensure that there are no conflicts between interests of a fund's shareholders and those of the funds' principal underwriters, RiverSource Investments, or other affiliated persons. In exercising its proxy voting responsibilities, the Board may rely upon the research or recommendations of one or more third party service providers.

The administration of the proxy voting process is handled by the RiverSource Proxy Administration Team ("Proxy Team"). In exercising its responsibilities, the Proxy Team may rely upon one or more third party service providers. The Proxy Team assists the Board in identifying situations where its guidelines do not clearly require a vote in a particular manner and assists in researching matters and making voting recommendations. RiverSource Investments may recommend that a proxy be voted in a manner contrary to the Board's guidelines. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund's subadviser(s)) and information obtained from an independent research firm. The investment manager makes the recommendation in writing. The process requires that Board members who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal or establish a protocol for voting the proposal.


Statement of Additional Information - May 30, 2007                      Page  75

On an annual basis, or more frequently as determined necessary, the Board reviews recommendations to revise the existing guidelines or add new guidelines. Recommendations are based on, among other things, industry trends and the frequency that similar proposals appear on company ballots.

The Board considers management's recommendations as set out in the company's proxy statement. In each instance in which a fund votes against management's recommendation (except when withholding votes from a nominated director), the Board sends a letter to senior management of the company explaining the basis for its vote. This permits both the company's management and the Board to have an opportunity to gain better insight into issues presented by the proxy proposal(s).

VOTING IN COUNTRIES OUTSIDE THE UNITED STATES (NON-U.S. COUNTRIES) - Voting proxies for companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. For example, certain non-U.S. countries require securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. The Board typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that the Board may determine that the cost of voting outweighs the potential benefit.


SECURITIES ON LOAN - The Board will generally refrain from recalling securities on loan based upon its determination that the costs and lost revenue to the funds, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy. While neither the Board nor the funds' administrator assesses the economic impact and benefits of voting loaned securities on a case-by-case basis, situations may arise where the Board requests that loaned securities be recalled in order to vote a proxy. In this regard, if a proxy relates to matters that may impact the nature of a company, such as a proposed merger or acquisition, and the funds' ownership position is more significant, the Board has established a guideline to direct the funds' administrator to use its best efforts to recall such securities based upon its determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the funds, or any potential adverse administrative effects to the funds, of not recalling such securities.


INVESTMENT IN AFFILIATED FUNDS - Certain RiverSource funds may invest in shares of other RiverSource funds (referred to in this context as "underlying funds") and may own substantial portions of these underlying funds. The proxy policy of the funds is to ensure that direct public shareholders of underlying funds control the outcome of any shareholder vote. To help manage this potential conflict of interest, recognizing that the direct public shareholders of these underlying funds may represent only a minority interest, the policy of the funds is to vote proxies of the underlying funds in the same proportion as the vote of the direct public shareholders. If there are no direct public shareholders of an underlying fund, the policy is to cast votes in accordance with instructions from the independent members of the Board.

OBTAIN A PROXY VOTING RECORD

Each year the RiverSource funds file their proxy voting records with the SEC and make them available by August 31 for the 12-month period ending June 30 of that year. The records can be obtained without charge through riversource.com/funds or searching the website of the SEC at www.sec.gov.

INVESTING IN A FUND

Absolute Return Currency and Income Fund is currently only available to certain limited institutional investors. In the first quarter of 2007 Absolute Return Currency and Income Fund will also be available to investors purchasing Class W shares in authorized investment programs managed by investment professionals, including discretionary managed account programs.


Shares of Short-Term Cash Fund are issued solely in private placement transactions that do not involve any public offering within the meaning of
Section 4(2) of the Securities Act of 1933, as amended (the 1933 Act). Investments in



Statement of Additional Information - May 30, 2007                      Page  76

Short-Term Cash Fund may be made only by investment companies, common or commingled trust funds or similar organizations or persons that are accredited investors within the meaning of the 1933 Act.


SALES CHARGE

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the contingent deferred sales charge (CDSC) and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of a fund.

Shares of a fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C, Class D, Class E, Class I, Class R2, Class R3, Class R4, Class R5, Class W and Class Y there is no initial sales charge so the public offering price is the same as the NAV.

CLASS A - CALCULATION OF THE SALES CHARGE
Sales charges are determined as shown in the following table. The table is organized by investment category. You can find your fund's investment category in Table 1.

                         TABLE 10. CLASS A SALES CHARGE

---------------------------------------------------------------------------------------------------------------------------------
                                                                                   FUND OF FUNDS - FIXED INCOME, STATE TAX-EXEMPT
                                                                                        FIXED INCOME, TAXABLE FIXED INCOME,
                                      BALANCED, EQUITY, FUND OF FUNDS - EQUITY                TAX-EXEMPT FIXED INCOME
                                    ---------------------------------------------------------------------------------------------
          FUND CATEGORY                                           SALES CHARGE* AS A PERCENTAGE OF:
---------------------------------------------------------------------------------------------------------------------------------
        TOTAL MARKET VALUE          PUBLIC OFFERING PRICE**  NET AMOUNT INVESTED   PUBLIC OFFERING PRICE**   NET AMOUNT INVESTED
---------------------------------------------------------------------------------------------------------------------------------
 Up to $49,999                              5.75%                   6.10%                  4.75%                   4.99%
---------------------------------------------------------------------------------------------------------------------------------
 $50,000 - $99,999                          4.75%                   4.99%                  4.25%                   4.44%
---------------------------------------------------------------------------------------------------------------------------------
 $100,000 - $249,999                        3.50%                   3.63%                  3.50%                   3.63%
---------------------------------------------------------------------------------------------------------------------------------
 $250,000 - $499,999                        2.50%                   2.56%                  2.50%                   2.56%
---------------------------------------------------------------------------------------------------------------------------------
 $500,000 - $999,999                        2.00%                   2.04%                  2.00%                   2.04%
---------------------------------------------------------------------------------------------------------------------------------
 $1,000,000 or more***                      0.00%                   0.00%                  0.00%                   0.00%
---------------------------------------------------------------------------------------------------------------------------------

 * Because of rounding in the calculation of purchase price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
 **    Purchase price includes the sales charge.
 *** Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary making such a sale. Money market funds do not have a sales charge for Class A shares.


Statement of Additional Information - May 30, 2007                      Page  77

Using the sales charge schedule in the table above, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal period, was determined as shown in the following table. The sales charge is paid to the distributor by the person buying the shares. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                        TABLE 11. PUBLIC OFFERING PRICE


-----------------------------------------------------------------------------------------------------------------------------
                                                                                   1.0 MINUS MAXIMUM
                           FUND                               NET ASSET VALUE         SALES CHARGE      PUBLIC OFFERING PRICE
-----------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Aggressive                                             $11.66                0.9425                $12.94
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Conservative                                            10.43                0.9525                 10.95
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate                                                11.36                0.9425                 12.05
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate Aggressive                                     11.73                0.9425                 12.45
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate Conservative                                   10.85                0.9525                 11.39
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Total Equity                                            12.61                0.9425                 13.38
-----------------------------------------------------------------------------------------------------------------------------
 S&P 500 Index (for Class D)                                                5.54       No sales charge                  5.54
-----------------------------------------------------------------------------------------------------------------------------
 Small Company Index                                                        8.40                0.9425                  8.91
-----------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------------------
 Equity Value                                                              13.43                0.9425                 14.25
-----------------------------------------------------------------------------------------------------------------------------
 Precious Metals and Mining                                                14.08                0.9425                 14.94
-----------------------------------------------------------------------------------------------------------------------------
 Small Cap Advantage                                                        5.99                0.9425                  6.36
-----------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth                                                           4.97                0.9425                  5.27
-----------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2010*                                                       N/A                   N/A                   N/A
-----------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2015*                                                       N/A                   N/A                   N/A
-----------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2020*                                                       N/A                   N/A                   N/A
-----------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2025*                                                       N/A                   N/A                   N/A
-----------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2030*                                                       N/A                   N/A                   N/A
-----------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2035*                                                       N/A                   N/A                   N/A
-----------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2040*                                                       N/A                   N/A                   N/A
-----------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2045*                                                       N/A                   N/A                   N/A
-----------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth                                                          8.35                0.9425                  8.86
-----------------------------------------------------------------------------------------------------------------------------
 Fundamental Growth                                                         6.09                0.9425                  6.46
-----------------------------------------------------------------------------------------------------------------------------
 Fundamental Value                                                          6.05                0.9425                  6.42
-----------------------------------------------------------------------------------------------------------------------------
 High Yield Bond                                                            2.89                0.9525                  3.03
-----------------------------------------------------------------------------------------------------------------------------
 Income Builder Basic Income                                                9.98                0.9525                 10.48
-----------------------------------------------------------------------------------------------------------------------------
 Income Builder Enhanced Income                                             9.96                0.9525                 10.46
-----------------------------------------------------------------------------------------------------------------------------
 Income Builder Moderate Income                                             9.98                0.9525                 10.48
-----------------------------------------------------------------------------------------------------------------------------
 Select Value                                                               7.27                0.9425                  7.71
-----------------------------------------------------------------------------------------------------------------------------
 Short Duration U.S. Government                                             4.68                0.9525                  4.91
-----------------------------------------------------------------------------------------------------------------------------
 Small Cap Equity                                                           6.01                0.9425                  6.38
-----------------------------------------------------------------------------------------------------------------------------
 Small Cap Value                                                            6.67                0.9425                  7.08
-----------------------------------------------------------------------------------------------------------------------------
 U.S. Government Mortgage                                                   4.92                0.9525                  5.17
-----------------------------------------------------------------------------------------------------------------------------
 Value                                                                      5.40                0.9425                  5.73
-----------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                      Page  78

-----------------------------------------------------------------------------------------------------------------------------
                                                                                   1.0 MINUS MAXIMUM
                           FUND                               NET ASSET VALUE         SALES CHARGE      PUBLIC OFFERING PRICE
-----------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------------------------------
 Dividend Opportunity                                                       7.83                0.9425                  8.31
-----------------------------------------------------------------------------------------------------------------------------
 Real Estate                                                               15.30                0.9425                 16.23
-----------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------------------------------
 Cash Management                                                            1.00       No sales charge                  1.00
-----------------------------------------------------------------------------------------------------------------------------
 Core Bond                                                                  9.46                0.9525                  9.93
-----------------------------------------------------------------------------------------------------------------------------
 Disciplined Equity                                                         6.74                0.9425                  7.15
-----------------------------------------------------------------------------------------------------------------------------
 Disciplined Small and Mid Cap Equity                                       8.95                0.9425                  9.50
-----------------------------------------------------------------------------------------------------------------------------
 Disciplined Small Cap Value                                                9.77                0.9425                 10.37
-----------------------------------------------------------------------------------------------------------------------------
 Floating Rate                                                             10.05                0.9525                 10.55
-----------------------------------------------------------------------------------------------------------------------------
 Growth                                                                    28.61                0.9425                 30.36
-----------------------------------------------------------------------------------------------------------------------------
 Income Opportunities                                                      10.10                0.9525                 10.60
-----------------------------------------------------------------------------------------------------------------------------
 Inflation Protected Securities                                             9.71                0.9525                 10.19
-----------------------------------------------------------------------------------------------------------------------------
 Large Cap Equity                                                           5.40                0.9425                  5.73
-----------------------------------------------------------------------------------------------------------------------------
 Large Cap Value                                                            5.88                0.9425                  6.24
-----------------------------------------------------------------------------------------------------------------------------
 Limited Duration Bond                                                      9.57                0.9525                 10.05
-----------------------------------------------------------------------------------------------------------------------------
 Short-Term Cash*                                                            N/A                   N/A                   N/A
-----------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------------------------
 California Tax-Exempt(a)                                                   5.16                0.9525                  5.42
-----------------------------------------------------------------------------------------------------------------------------
 Diversified Bond                                                           4.77                0.9525                  5.01
-----------------------------------------------------------------------------------------------------------------------------
 Massachusetts Tax-Exempt(a)                                                5.33                0.9525                  5.60
-----------------------------------------------------------------------------------------------------------------------------
 Michigan Tax-Exempt(a)                                                     5.25                0.9525                  5.51
-----------------------------------------------------------------------------------------------------------------------------
 Minnesota Tax-Exempt(a)                                                    5.27                0.9525                  5.53
-----------------------------------------------------------------------------------------------------------------------------
 New York Tax-Exempt(a)                                                     5.05                0.9525                  5.30
-----------------------------------------------------------------------------------------------------------------------------
 Ohio Tax-Exempt(a)                                                         5.26                0.9525                  5.52
-----------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------------------------------
 Balanced                                                                  10.52                0.9425                 11.16
-----------------------------------------------------------------------------------------------------------------------------
 Disciplined Large Cap Growth*                                               N/A                   N/A                   N/A
-----------------------------------------------------------------------------------------------------------------------------
 Diversified Equity Income                                                 13.10                0.9425                 13.90
-----------------------------------------------------------------------------------------------------------------------------
 Mid Cap Value                                                              9.12                0.9425                  9.68
-----------------------------------------------------------------------------------------------------------------------------
 Strategic Allocation                                                      10.78                0.9425                 11.44
-----------------------------------------------------------------------------------------------------------------------------
 Strategic Income Allocation*                                                N/A                   N/A                   N/A
-----------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------------------
 Absolute Return Currency and Income                                       10.09                0.9525                 10.59
-----------------------------------------------------------------------------------------------------------------------------
 Disciplined International Equity                                           9.82                0.9425                 10.42
-----------------------------------------------------------------------------------------------------------------------------
 Emerging Markets                                                          11.32                0.9425                 12.01
-----------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Bond                                                     10.16                0.9525                 10.67
-----------------------------------------------------------------------------------------------------------------------------
 European Equity                                                            5.39                0.9425                  5.72
-----------------------------------------------------------------------------------------------------------------------------
 Global Bond                                                                6.60                0.9525                  6.93
-----------------------------------------------------------------------------------------------------------------------------
 Global Equity                                                              7.52                0.9425                  7.98
-----------------------------------------------------------------------------------------------------------------------------
 Global Technology                                                          2.42                0.9425                  2.57
-----------------------------------------------------------------------------------------------------------------------------
 International Aggressive Growth                                            9.42                0.9425                  9.99
-----------------------------------------------------------------------------------------------------------------------------
 International Equity                                                       8.47                0.9425                  8.99
-----------------------------------------------------------------------------------------------------------------------------
 International Opportunity                                                  9.54                0.9425                 10.12
-----------------------------------------------------------------------------------------------------------------------------
 International Select Value                                                11.00                0.9425                 11.67
-----------------------------------------------------------------------------------------------------------------------------
 International Small Cap                                                    9.35                0.9425                  9.92
-----------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                      Page  79

-----------------------------------------------------------------------------------------------------------------------------
                                                                                   1.0 MINUS MAXIMUM
                           FUND                               NET ASSET VALUE         SALES CHARGE      PUBLIC OFFERING PRICE
-----------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------------------------------
 Intermediate Tax-Exempt                                                    5.33                0.9525                  5.60
-----------------------------------------------------------------------------------------------------------------------------
 Mid Cap Growth                                                            14.40                0.9425                 15.28
-----------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Bond                                                            3.90                0.9525                  4.09
-----------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt High Income                                                     4.44                0.9525                  4.66
-----------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Money Market                                                    1.00       No sales charge                  1.00
-----------------------------------------------------------------------------------------------------------------------------


 * As of the date of this SAI, the fund has not passed its first fiscal year end, and therefore has no reporting information.

 (a) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. The information shown is as of Aug. 31, 2006.

CLASS A - LETTER OF INTENT (LOI)
If you intend to invest $50,000 or more over a period of time, you may be able to reduce the sales charge for investments in Class A by completing a LOI form and committing to invest a certain amount. The LOI must be filed with and accepted in good order by the distributor. The LOI can start at any time and you will have up to 13 months to fulfill your commitment. The LOI start date can be backdated by up to 90 days, but backdating the LOI will shorten the going forward window by the length of the backdating. Your holdings in RiverSource funds acquired more than 90 days before your financial institution receives your signed LOI will not be counted towards the LOI commitment amount and cannot be used as the starting point for the LOI. While these purchases cannot be included within an LOI, you may still be able to take advantage of a reduced sales charge on future purchases because the historic purchases may count toward the combined market value for Rights of Accumulation. For example, if you made an investment more than 90 days ago, and that investment's current market value is $75,000, the sales charge you would pay on additional investment is 4.5% until the market value of your accounts is $100,000, at which point your sales charge will be reduced to 3.5%. If you plan to invest another $50,000 over the next 13 month period, you may not rely on a letter of intent to take immediate advantage of the lower 3.5% sales charge, but instead would naturally realize the lower sales charge of 3.5% (under Rights of Accumulation) after you invested $25,000. To take immediate advantage of the 3.5% sales charge level, you would need to sign a $100,000 LOI and then invest another $100,000. Your investments will be charged the sales charge that applies to the amount you have committed to invest under the LOI. Five percent of the commitment amount will be placed in escrow. The LOI will remain in effect for the entire 13 months, even if you reach your commitment amount. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by Rights of Accumulation or the total value of the new investment combined with the market value of the existing RiverSource fund investments as described in the prospectus. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of RiverSource funds other than Class A; does not include reinvested dividends and directed dividends earned in any RiverSource funds; purchases in RiverSource funds held within a wrap product; and purchases of RiverSource Cash Management Fund and RiverSource Tax-Exempt Money Market Fund unless they are subsequently exchanged to Class A shares of a RiverSource fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform your financial institution in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

CLASS B SHARES
Class B shares have a CDSC for six years. For Class B shares purchased prior to May 21, 2005, those shares will convert to Class A shares in the ninth calendar year of ownership. For Class B shares purchased beginning May 21, 2005, those shares will convert to Class A shares one month after the eighth year of ownership.


Statement of Additional Information - May 30, 2007                      Page  80

CLASS C SHARES
Class C shares are available to all investors. Class C shares are sold without a front-end sales charge. For Class C shares, a 1% CDSC may apply if shares are sold within one year after purchase. Class C shares are subject to a distribution fee.

CLASS D SHARES
Class D shares are offered through wrap fee programs or other investment products. Class D shares are sold without a front-end sales charge or CDSC. Class D shares are subject to a distribution fee.

CLASS E SHARES
Class E shares are offered to qualifying institutional investors and brokerage accounts. Class E shares are sold without a front-end sales charge or CDSC. Class E shares are subject to a plan administration fee.

CLASS I SHARES
Class I shares are offered to qualifying institutional investors. Class I shares are sold without a front-end sales charge or CDSC.

CLASS R SHARES
Class R2, Class R3, Class R4 and Class R5 shares are offered to certain institutional investors. Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or a CDSC. Class R2 and Class R3 shares are subject to a distribution fee. Class R2, Class R3 and R4 shares are subject to a plan administration fee. The following investors are eligible to purchase Class R2, Class R3, Class R4 and Class R5 shares:

     - Qualified employee benefit plans;

     - Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code;

     - Nonqualified deferred compensation plans; and

     - State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

CLASS W SHARES
Class W shares are offered to qualifying discretionary accounts. Class W shares are sold without a front-end sales charge or CDSC. Class W shares are subject to a distribution fee.

CLASS Y SHARES
Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC. Class Y shares are subject to a plan administration fee. The following investors are eligible to purchase Class Y shares:

     - Qualified employee benefit plans;

     - Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code;

     - Nonqualified deferred compensation plans; and

     - State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

MONEY MARKET FUNDS
The minimum purchase amount for Board members, officers and employees of the fund or the investment manager and Ameriprise Financial Services financial advisors is $1,000 (except payroll deduction plans), with a minimum additional purchase amount of $100 on a monthly systematic purchase plan. The minimum amount for additional purchases in a direct-at-fund account is $25 monthly.


Statement of Additional Information - May 30, 2007                      Page  81

SYSTEMATIC INVESTMENT PROGRAMS

You decide how often to make payments - monthly, quarterly, or semiannually. Provided your account meets the minimum balance requirement, you are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. A fund also can change the program or end it at any time.

REJECTION OF BUSINESS

Each fund and RiverSource Service Corporation reserve the right to reject any business, in its sole discretion.

SELLING SHARES

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the applicable prospectus.

During an emergency, the Board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of a fund to redeem shares for more than seven days. Such emergency situations would occur if:

     - The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

     - Disposal of a fund's securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or,

     - The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.

Each fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the fund as determined by the Board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should a fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of a fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please consult your financial institution. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way that can be handled efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you


Statement of Additional Information - May 30, 2007                      Page  82
to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. Each fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

PLAN #1: PAY-OUT FOR A FIXED PERIOD OF TIME
If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

PLAN #2: REDEMPTION OF A FIXED NUMBER OF SHARES
If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

PLAN #3: REDEMPTION OF A FIXED DOLLAR AMOUNT
If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

PLAN #4: REDEMPTION OF A PERCENTAGE OF NET ASSET VALUE
Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $100 if the value of your account is $20,000 on the payment date.


Statement of Additional Information - May 30, 2007                      Page  83

CAPITAL LOSS CARRYOVER

For federal income tax purposes, certain funds had total capital loss carryovers at the end of the most recent fiscal period that, if not offset by subsequent capital gains, will expire as follows. It is unlikely that the Board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                        TABLE 12. CAPITAL LOSS CARRYOVER

-------------------------------------------------------------------------------------------------------------
                            TOTAL           AMOUNT            AMOUNT            AMOUNT            AMOUNT
                        CAPITAL LOSS      EXPIRING IN       EXPIRING IN       EXPIRING IN       EXPIRING IN
        FUND             CARRYOVERS          2007              2008              2009              2010
-------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH
 FISCAL PERIOD ENDING
 JANUARY 31
-------------------------------------------------------------------------------------------------------------
 Portfolio                           0
 Builder
 Aggressive

-------------------------------------------------------------------------------------------------------------
 Portfolio                           0
 Builder
 Conservative

-------------------------------------------------------------------------------------------------------------
 Portfolio                           0
 Builder
 Moderate

-------------------------------------------------------------------------------------------------------------
 Portfolio                           0
 Builder
 Moderate
 Aggressive

-------------------------------------------------------------------------------------------------------------
 Portfolio                           0
 Builder
 Moderate
 Conservative

-------------------------------------------------------------------------------------------------------------
 Portfolio                           0
 Builder Total
 Equity

-------------------------------------------------------------------------------------------------------------
 S&P 500                    10,331,119         0                      0         2,387,603         5,430,872
 Index

-------------------------------------------------------------------------------------------------------------
 Small Company                       0
 Index

-------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH
 FISCAL PERIOD ENDING
 MARCH 31

-------------------------------------------------------------------------------------------------------------
 Equity                              0
 Value

-------------------------------------------------------------------------------------------------------------
 Precious Metals                     0
 and Mining

-------------------------------------------------------------------------------------------------------------
 Small Cap                           0
 Advantage

-------------------------------------------------------------------------------------------------------------
 Small Cap                           0
 Growth

-------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH
 FISCAL PERIOD ENDING
 APRIL 30

-------------------------------------------------------------------------------------------------------------
                                   N/A
 Retirement
 Plus 2010*

-------------------------------------------------------------------------------------------------------------
 Retirement                        N/A
 Plus 2015*

-------------------------------------------------------------------------------------------------------------
 Retirement                        N/A
 Plus 2020*

-------------------------------------------------------------------------------------------------------------
 Retirement                        N/A
 Plus 2025*

-------------------------------------------------------------------------------------------------------------
 Retirement                        N/A
 Plus 2030*

-------------------------------------------------------------------------------------------------------------
 Retirement                        N/A
 Plus 2035*

-------------------------------------------------------------------------------------------------------------
 Retirement                        N/A
 Plus 2040*

-------------------------------------------------------------------------------------------------------------
 Retirement                        N/A
 Plus 2045*

-------------------------------------------------------------------------------------------------------------

---------------------  ---------------------------------------------------------------------------------------
                           AMOUNT            AMOUNT            AMOUNT            AMOUNT            AMOUNT
                         EXPIRING IN       EXPIRING IN       EXPIRING IN       EXPIRING IN       EXPIRING IN
        FUND                2011              2012              2013              2014              2015
---------------------  ---------------------------------------------------------------------------------------
 FOR FUNDS WITH
 FISCAL PERIOD ENDING
 JANUARY 31
-------------------------------------------------------------------------------------------------------------
 Portfolio
 Builder
 Aggressive
-------------------------------------------------------------------------------------------------------------
 Portfolio
 Builder
 Conservative
-------------------------------------------------------------------------------------------------------------
 Portfolio
 Builder
 Moderate
-------------------------------------------------------------------------------------------------------------
 Portfolio
 Builder
 Moderate
 Aggressive
-------------------------------------------------------------------------------------------------------------
 Portfolio
 Builder
 Moderate
 Conservative
-------------------------------------------------------------------------------------------------------------
 Portfolio
 Builder Total
 Equity
-------------------------------------------------------------------------------------------------------------
 S&P 500                           0                0         2,512,644                 0                 0
 Index
-------------------------------------------------------------------------------------------------------------
 Small Company
 Index
-------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH
 FISCAL PERIOD ENDING
 MARCH 31
-------------------------------------------------------------------------------------------------------------
 Equity
 Value
-------------------------------------------------------------------------------------------------------------
 Precious Metals
 and Mining
-------------------------------------------------------------------------------------------------------------
 Small Cap
 Advantage
-------------------------------------------------------------------------------------------------------------
 Small Cap
 Growth
-------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH
 FISCAL PERIOD ENDING
 APRIL 30
-------------------------------------------------------------------------------------------------------------

 Retirement
 Plus 2010*
-------------------------------------------------------------------------------------------------------------
 Retirement
 Plus 2015*
-------------------------------------------------------------------------------------------------------------
 Retirement
 Plus 2020*
-------------------------------------------------------------------------------------------------------------
 Retirement
 Plus 2025*
-------------------------------------------------------------------------------------------------------------
 Retirement
 Plus 2030*
-------------------------------------------------------------------------------------------------------------
 Retirement
 Plus 2035*
-------------------------------------------------------------------------------------------------------------
 Retirement
 Plus 2040*
-------------------------------------------------------------------------------------------------------------
 Retirement
 Plus 2045*
-------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                      Page  84

-------------------------------------------------------------------------------------------------------------
                            TOTAL           AMOUNT            AMOUNT            AMOUNT            AMOUNT
                        CAPITAL LOSS      EXPIRING IN       EXPIRING IN       EXPIRING IN       EXPIRING IN
        FUND             CARRYOVERS          2007              2008              2009              2010
-------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH
 FISCAL PERIOD ENDING
 MAY 31

-------------------------------------------------------------------------------------------------------------
 Aggressive Growth       1,227,447,858         0             20,090,427       841,156,325       315,348,051

-------------------------------------------------------------------------------------------------------------
 Fundamental                         0
 Growth

-------------------------------------------------------------------------------------------------------------
 Fundamental                         0
 Value

-------------------------------------------------------------------------------------------------------------
 High Yield              1,406,515,123         0             80,574,095       226,001,198       517,121,802
 Bond

-------------------------------------------------------------------------------------------------------------
 Income Builder Basic               48         0                      0                 0                 0
 Income

-------------------------------------------------------------------------------------------------------------
 Income Builder                      6         0                      0                 0                 0
 Enhanced Income

-------------------------------------------------------------------------------------------------------------
 Income Builder                     17         0                      0                 0                 0
 Moderate Income

-------------------------------------------------------------------------------------------------------------
 Select Value               17,611,971         0                      0                 0                 0

-------------------------------------------------------------------------------------------------------------
 Short Duration            216,881,168         0             35,174,077       117,356,906                 0
 U.S. Government

-------------------------------------------------------------------------------------------------------------
 Small Cap                  46,312,769         0                      0         4,182,470        42,130,299
 Equity

-------------------------------------------------------------------------------------------------------------
 Small Cap Value                     0

-------------------------------------------------------------------------------------------------------------
 U.S. Government             1,999,586         0                      0                 0                 0
 Mortgage

-------------------------------------------------------------------------------------------------------------
 Value                               0

-------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH
 FISCAL PERIOD ENDING
 JUNE 30

-------------------------------------------------------------------------------------------------------------
 Dividend                  462,203,460         0                      0                 0                 0
 Opportunity

-------------------------------------------------------------------------------------------------------------
 Real Estate                         0

-------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH
 FISCAL PERIOD ENDING
 JULY 31

-------------------------------------------------------------------------------------------------------------
 Cash Management                     0

-------------------------------------------------------------------------------------------------------------
 Core Bond                   3,154,192         0                      0                 0                 0

-------------------------------------------------------------------------------------------------------------
 Disciplined Equity                  0

-------------------------------------------------------------------------------------------------------------
 Disciplined                    93,125         0                      0                 0                 0
 Small and Mid
 Cap Equity

-------------------------------------------------------------------------------------------------------------
 Disciplined Small                   0
 Cap Value

-------------------------------------------------------------------------------------------------------------
 Floating Rate                       0

-------------------------------------------------------------------------------------------------------------
 Growth                    535,377,023         0                      0                 0       166,602,696

-------------------------------------------------------------------------------------------------------------
 Income                      1,475,572         0                      0                 0                 0
 Opportunities

-------------------------------------------------------------------------------------------------------------
 Inflation                   1,946,291         0                      0                 0                 0
 Protected
 Securities

-------------------------------------------------------------------------------------------------------------
 Large Cap                 241,864,902         0            132,187,540        76,012,213        19,803,207
 Equity

-------------------------------------------------------------------------------------------------------------
 Large Cap                           0
 Value

-------------------------------------------------------------------------------------------------------------
 Limited                     3,814,855         0                      0                 0                 0
 Duration Bond

-------------------------------------------------------------------------------------------------------------
 Short-Term                        N/A
 Cash*

-------------------------------------------------------------------------------------------------------------

---------------------  ---------------------------------------------------------------------------------------
                           AMOUNT            AMOUNT            AMOUNT            AMOUNT            AMOUNT
                         EXPIRING IN       EXPIRING IN       EXPIRING IN       EXPIRING IN       EXPIRING IN
        FUND                2011              2012              2013              2014              2015
---------------------  ---------------------------------------------------------------------------------------
 FOR FUNDS WITH
 FISCAL PERIOD ENDING
 MAY 31
-------------------------------------------------------------------------------------------------------------
 Aggressive Growth        23,741,111       27,111,944                 0                 0                 0
-------------------------------------------------------------------------------------------------------------
 Fundamental
 Growth
-------------------------------------------------------------------------------------------------------------
 Fundamental
 Value
-------------------------------------------------------------------------------------------------------------
 High Yield              552,664,309                0                 0        19,048,600        11,105,119
 Bond
-------------------------------------------------------------------------------------------------------------
 Income Builder Basic              0                0                 0                48                 0
 Income
-------------------------------------------------------------------------------------------------------------
 Income Builder                    0                0                 0                 6                 0
 Enhanced Income
-------------------------------------------------------------------------------------------------------------
 Income Builder                    0                0                 0                17                 0
 Moderate Income
-------------------------------------------------------------------------------------------------------------
 Select Value             15,103,541        2,508,430                 0                 0                 0
-------------------------------------------------------------------------------------------------------------
 Short Duration                    0                0        36,267,962        20,469,230         7,612,993
 U.S. Government
-------------------------------------------------------------------------------------------------------------
 Small Cap                         0                0                 0                 0                 0
 Equity
-------------------------------------------------------------------------------------------------------------
 Small Cap Value
-------------------------------------------------------------------------------------------------------------
 U.S. Government                   0                0                 0           545,026         1,454,560
 Mortgage
-------------------------------------------------------------------------------------------------------------
 Value
-------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH
 FISCAL PERIOD ENDING
 JUNE 30
-------------------------------------------------------------------------------------------------------------
 Dividend                462,203,460                0                 0                 0                 0
 Opportunity
-------------------------------------------------------------------------------------------------------------
 Real Estate
-------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH
 FISCAL PERIOD ENDING
 JULY 31
-------------------------------------------------------------------------------------------------------------
 Cash Management
-------------------------------------------------------------------------------------------------------------
 Core Bond                         0                0                 0           526,700         2,627,492
-------------------------------------------------------------------------------------------------------------
 Disciplined Equity
-------------------------------------------------------------------------------------------------------------
 Disciplined                       0                0                 0            93,125                 0
 Small and Mid
 Cap Equity
-------------------------------------------------------------------------------------------------------------
 Disciplined Small
 Cap Value
-------------------------------------------------------------------------------------------------------------
 Floating Rate
-------------------------------------------------------------------------------------------------------------
 Growth                  368,774,327                0                 0                 0                 0
-------------------------------------------------------------------------------------------------------------
 Income                            0                0                 0                 0         1,475,572
 Opportunities
-------------------------------------------------------------------------------------------------------------
 Inflation                         0                0                 0                 0         1,946,291
 Protected
 Securities
-------------------------------------------------------------------------------------------------------------
 Large Cap                13,861,942                0                 0                 0                 0
 Equity
-------------------------------------------------------------------------------------------------------------
 Large Cap
 Value
-------------------------------------------------------------------------------------------------------------
 Limited                           0                0                 0           388,116         3,426,739
 Duration Bond
-------------------------------------------------------------------------------------------------------------
 Short-Term
 Cash*
-------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                      Page  85

-------------------------------------------------------------------------------------------------------------
                            TOTAL           AMOUNT            AMOUNT            AMOUNT            AMOUNT
                        CAPITAL LOSS      EXPIRING IN       EXPIRING IN       EXPIRING IN       EXPIRING IN
        FUND             CARRYOVERS          2007              2008              2009              2010
-------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH
 FISCAL PERIOD ENDING
 AUGUST 31

-------------------------------------------------------------------------------------------------------------
 California                    109,278         0                      0                 0                 0
 Tax-Exempt(a)

-------------------------------------------------------------------------------------------------------------
 Diversified               175,789,584         0                      0        78,698,873        49,658,521
 Bond

-------------------------------------------------------------------------------------------------------------
 Massachusetts                 150,080         0                      0                 0                 0
 Tax-Exempt(a)

-------------------------------------------------------------------------------------------------------------
 Michigan                       73,073         0                      0                 0                 0
 Tax-Exempt(a)

-------------------------------------------------------------------------------------------------------------
 Minnesota                   2,433,759         0                      0                 0                 0
 Tax-Exempt(a)

-------------------------------------------------------------------------------------------------------------
 New York                       79,756         0                      0                 0                 0
 Tax-Exempt(a)

-------------------------------------------------------------------------------------------------------------
 Ohio                           90,574         0                      0                 0                 0
 Tax-Exempt(a)

-------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH
 FISCAL PERIOD ENDING
 SEPTEMBER 30

-------------------------------------------------------------------------------------------------------------
 Balanced                  771,389,327         0                      0         6,553,043       371,272,426

-------------------------------------------------------------------------------------------------------------
 Disciplined Large                 N/A
 Cap Growth*

-------------------------------------------------------------------------------------------------------------
 Diversified                         0
 Equity Income

-------------------------------------------------------------------------------------------------------------
 Mid Cap                             0
 Value

-------------------------------------------------------------------------------------------------------------
 Strategic Allocation       24,282,691         0                      0                 0                 0

-------------------------------------------------------------------------------------------------------------
 Strategic Income                  N/A
 Allocation*

-------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH
 FISCAL PERIOD ENDING
 OCTOBER 31

-------------------------------------------------------------------------------------------------------------
 Absolute                            0
 Return
 Currency
 and Income

-------------------------------------------------------------------------------------------------------------
 Disciplined                         0
 International
 Equity

-------------------------------------------------------------------------------------------------------------
 Emerging                            0
 Markets

-------------------------------------------------------------------------------------------------------------
 Emerging                            0
 Markets Bond

-------------------------------------------------------------------------------------------------------------
 European                   70,998,633         0                      0        49,462,900        16,514,518
 Equity

-------------------------------------------------------------------------------------------------------------
 Global Bond                 6,599,145         0                      0                 0         6,100,374

-------------------------------------------------------------------------------------------------------------
 Global Equity             468,974,678         0                      0       294,829,842       143,634,885

-------------------------------------------------------------------------------------------------------------
 Global                    362,948,879         0                      0       281,649,652        81,299,227
 Technology

-------------------------------------------------------------------------------------------------------------
 International                       0
 Aggressive
 Growth

-------------------------------------------------------------------------------------------------------------
 International                       0
 Equity

-------------------------------------------------------------------------------------------------------------
 International             338,762,980         0                      0       241,268,010        59,231,998
 Opportunity

-------------------------------------------------------------------------------------------------------------
 International                       0
 Select Value

-------------------------------------------------------------------------------------------------------------
 International                       0
 Small Cap

-------------------------------------------------------------------------------------------------------------

---------------------  ---------------------------------------------------------------------------------------
                           AMOUNT            AMOUNT            AMOUNT            AMOUNT            AMOUNT
                         EXPIRING IN       EXPIRING IN       EXPIRING IN       EXPIRING IN       EXPIRING IN
        FUND                2011              2012              2013              2014              2015
---------------------  ---------------------------------------------------------------------------------------
 FOR FUNDS WITH
 FISCAL PERIOD ENDING
 AUGUST 31
-------------------------------------------------------------------------------------------------------------
 California                        0                0                 0           109,278                 0
 Tax-Exempt(a)
-------------------------------------------------------------------------------------------------------------
 Diversified                       0        5,227,159                 0        12,836,807        29,368,224
 Bond
-------------------------------------------------------------------------------------------------------------
 Massachusetts                     0                0                 0           150,080                 0
 Tax-Exempt(a)
-------------------------------------------------------------------------------------------------------------
 Michigan                          0                0                 0            73,073                 0
 Tax-Exempt(a)
-------------------------------------------------------------------------------------------------------------
 Minnesota                         0                0         1,520,753           913,006                 0
 Tax-Exempt(a)
-------------------------------------------------------------------------------------------------------------
 New York                          0                0                 0            79,756                 0
 Tax-Exempt(a)
-------------------------------------------------------------------------------------------------------------
 Ohio                              0           39,505                 0            51,069                 0
 Tax-Exempt(a)
-------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH
 FISCAL PERIOD ENDING
 SEPTEMBER 30
-------------------------------------------------------------------------------------------------------------
 Balanced                368,676,980       24,886,878                 0                 0                 0
-------------------------------------------------------------------------------------------------------------
 Disciplined Large
 Cap Growth*
-------------------------------------------------------------------------------------------------------------
 Diversified
 Equity Income
-------------------------------------------------------------------------------------------------------------
 Mid Cap
 Value
-------------------------------------------------------------------------------------------------------------
 Strategic Allocation     24,282,691                0                 0                 0                 0
-------------------------------------------------------------------------------------------------------------
 Strategic Income
 Allocation*
-------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH
 FISCAL PERIOD ENDING
 OCTOBER 31
-------------------------------------------------------------------------------------------------------------
 Absolute
 Return
 Currency
 and Income
-------------------------------------------------------------------------------------------------------------
 Disciplined
 International
 Equity
-------------------------------------------------------------------------------------------------------------
 Emerging
 Markets
-------------------------------------------------------------------------------------------------------------
 Emerging
 Markets Bond
-------------------------------------------------------------------------------------------------------------
 European                  5,021,215                0                 0                 0                 0
 Equity
-------------------------------------------------------------------------------------------------------------
 Global Bond                 498,771                0                 0                 0                 0
-------------------------------------------------------------------------------------------------------------
 Global Equity            30,509,951                0                 0                 0                 0
-------------------------------------------------------------------------------------------------------------
 Global                            0                0                 0                 0                 0
 Technology
-------------------------------------------------------------------------------------------------------------
 International
 Aggressive
 Growth
-------------------------------------------------------------------------------------------------------------
 International
 Equity
-------------------------------------------------------------------------------------------------------------
 International            38,262,972                0                 0                 0                 0
 Opportunity
-------------------------------------------------------------------------------------------------------------
 International
 Select Value
-------------------------------------------------------------------------------------------------------------
 International
 Small Cap
-------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                      Page  86

-------------------------------------------------------------------------------------------------------------
                            TOTAL           AMOUNT            AMOUNT            AMOUNT            AMOUNT
                        CAPITAL LOSS      EXPIRING IN       EXPIRING IN       EXPIRING IN       EXPIRING IN
        FUND             CARRYOVERS          2007              2008              2009              2010
-------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH
 FISCAL PERIOD ENDING
 NOVEMBER 30

-------------------------------------------------------------------------------------------------------------
 Intermediate                  393,731         0                      0                 0                 0
 Tax-Exempt

-------------------------------------------------------------------------------------------------------------
 Mid Cap                             0
 Growth

-------------------------------------------------------------------------------------------------------------
 Tax-Exempt                  2,385,866         0                      0                 0                 0
 Bond

-------------------------------------------------------------------------------------------------------------
 Tax-Exempt                  9,460,668         0                      0                 0                 0
 High Income

-------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH
 FISCAL PERIOD ENDING
 DECEMBER 31

-------------------------------------------------------------------------------------------------------------
 Tax-Exempt                     22,784         0                    166                 0            18,331
 Money Market

-------------------------------------------------------------------------------------------------------------

---------------------  ---------------------------------------------------------------------------------------
                           AMOUNT            AMOUNT            AMOUNT            AMOUNT            AMOUNT
                         EXPIRING IN       EXPIRING IN       EXPIRING IN       EXPIRING IN       EXPIRING IN
        FUND                2011              2012              2013              2014              2015
---------------------  ---------------------------------------------------------------------------------------
 FOR FUNDS WITH
 FISCAL PERIOD ENDING
 NOVEMBER 30
-------------------------------------------------------------------------------------------------------------
 Intermediate                      0                0                 0           393,731                 0
 Tax-Exempt
-------------------------------------------------------------------------------------------------------------
 Mid Cap
 Growth
-------------------------------------------------------------------------------------------------------------
 Tax-Exempt                        0                0                 0         2,385,866                 0
 Bond
-------------------------------------------------------------------------------------------------------------
 Tax-Exempt                        0                0                 0         9,460,668                 0
 High Income
-------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH
 FISCAL PERIOD ENDING
 DECEMBER 31
-------------------------------------------------------------------------------------------------------------
 Tax-Exempt                        0                0             4,287                 0                 0
 Money Market
-------------------------------------------------------------------------------------------------------------


 * As of the date of this SAI, the fund has not passed its first fiscal year end, and therefore has no reporting information.

 (a) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. The information shown is as of Aug. 31, 2006.

TAXES

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

FOR EXAMPLE
You purchase 100 shares of an Equity Fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $157.50 gain ($1,100.00 - $942.50). You can include the $57.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

The following paragraphs provide information based on a fund's investment category. You can find your fund's investment category in Table 1.

FOR STATE TAX-EXEMPT FIXED INCOME AND TAX-EXEMPT FIXED INCOME FUNDS, all distributions of net investment income during the year will have the same percentage designated as tax-exempt. This annual percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period.

FOR BALANCED, EQUITY, FUNDS-OF-FUNDS, TAXABLE MONEY MARKET AND TAXABLE FIXED INCOME FUNDS, if you have a nonqualified investment in a fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of a fund's dividend that is


Statement of Additional Information - May 30, 2007                      Page  87
attributable to dividends the fund received from domestic (U.S.) securities. For the most recent fiscal period, net investment income dividends qualified for the corporate deduction as shown in the following table.

Under current tax law, the maximum tax paid on dividends by individuals is 15% (5% for taxpayers in the 10% and 15% brackets) for tax years through 2010. The maximum capital gain rate for securities sold on or after May 6, 2003 through 2010 is 15% (5% for taxpayers in the 10% and 15% brackets).

Only certain qualified dividend income (QDI) will be subject to the 15% and 5% tax rates. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement (except Barbados). Excluded are passive foreign investment companies (PFICs), foreign investment companies and foreign personal holding companies. Holding periods for shares must also be met to be eligible for QDI treatment (60 days for common stock and 90 days for preferreds). The QDI for individuals for the most recent fiscal period is shown in the table below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

          TABLE 13. CORPORATE DEDUCTION AND QUALIFIED DIVIDEND INCOME


---------------------------------------------------------------------------------------------------------------------------
                                                    PERCENT OF DIVIDENDS QUALIFYING          QUALIFIED DIVIDEND INCOME
                     FUND                               FOR CORPORATE DEDUCTION                   FOR INDIVIDUALS
---------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY
 31
---------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Aggressive                                   27.35%                                 36.66%
---------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Conservative                                  7.60                                  10.38
---------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate                                      17.05                                 23.07
---------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate Aggressive                           24.15                                 32.29
---------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate Conservative                         12.62                                 16.99
---------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Total Equity                                  41.49                                 55.64
---------------------------------------------------------------------------------------------------------------------------
 S&P 500 Index                                                  100.00                                 100.00
---------------------------------------------------------------------------------------------------------------------------
 Small Company Index                                            100.00                                 100.00
---------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
---------------------------------------------------------------------------------------------------------------------------
 Equity Value                                                   100.00                                 100.00
---------------------------------------------------------------------------------------------------------------------------
 Precious Metals and Mining                                      1.78                                  10.69
---------------------------------------------------------------------------------------------------------------------------
 Small Cap Advantage                                             20.49                                 20.53
---------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth                                                18.94                                 19.28
---------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
---------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2010*                                            N/A                                   N/A
---------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2015*                                            N/A                                   N/A
---------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2020*                                            N/A                                   N/A
---------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2025*                                            N/A                                   N/A
---------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2030*                                            N/A                                   N/A
---------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2035*                                            N/A                                   N/A
---------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2040*                                            N/A                                   N/A
---------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2045*                                            N/A                                   N/A
---------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                      Page  88

---------------------------------------------------------------------------------------------------------------------------
                                                    PERCENT OF DIVIDENDS QUALIFYING          QUALIFIED DIVIDEND INCOME
                     FUND                               FOR CORPORATE DEDUCTION                   FOR INDIVIDUALS
---------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
---------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth                                               20.84                                 24.02
---------------------------------------------------------------------------------------------------------------------------
 Fundamental Growth                                             100.00                                 100.00
---------------------------------------------------------------------------------------------------------------------------
 Fundamental Value                                              100.00                                 100.00
---------------------------------------------------------------------------------------------------------------------------
 High Yield Bond                                                 0.03                                   0.03
---------------------------------------------------------------------------------------------------------------------------
 Income Builder Basic Income                                     24.20                                 24.07
---------------------------------------------------------------------------------------------------------------------------
 Income Builder Enhanced Income                                  17.85                                 17.58
---------------------------------------------------------------------------------------------------------------------------
 Income Builder Moderate Income                                  21.16                                 20.97
---------------------------------------------------------------------------------------------------------------------------
 Select Value                                                   100.00                                 100.00
---------------------------------------------------------------------------------------------------------------------------
 Short Duration U.S. Government                                    0                                     0
---------------------------------------------------------------------------------------------------------------------------
 Small Cap Equity                                                38.41                                 39.74
---------------------------------------------------------------------------------------------------------------------------
 Small Cap Value                                                 23.75                                 25.87
---------------------------------------------------------------------------------------------------------------------------
 U.S. Government Mortgage                                          0                                     0
---------------------------------------------------------------------------------------------------------------------------
 Value                                                          100.00                                 100.00
---------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
---------------------------------------------------------------------------------------------------------------------------
 Dividend Opportunity                                           100.00                                 100.00
---------------------------------------------------------------------------------------------------------------------------
 Real Estate                                                     0.40                                   2.86
---------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
---------------------------------------------------------------------------------------------------------------------------
 Cash Management                                                   0                                     0
---------------------------------------------------------------------------------------------------------------------------
 Core Bond                                                         0                                     0
---------------------------------------------------------------------------------------------------------------------------
 Disciplined Equity                                              29.23                                 29.46
---------------------------------------------------------------------------------------------------------------------------
 Disciplined Small and Mid Cap Equity                              0                                     0
---------------------------------------------------------------------------------------------------------------------------
 Disciplined Small Cap Value                                       0                                     0
---------------------------------------------------------------------------------------------------------------------------
 Floating Rate                                                     0                                     0
---------------------------------------------------------------------------------------------------------------------------
 Growth                                                         100.00                                 100.00
---------------------------------------------------------------------------------------------------------------------------
 Income Opportunities                                              0                                     0
---------------------------------------------------------------------------------------------------------------------------
 Inflation Protected Securities                                    0                                     0
---------------------------------------------------------------------------------------------------------------------------
 Large Cap Equity                                               100.00                                 100.00
---------------------------------------------------------------------------------------------------------------------------
 Large Cap Value                                                 73.41                                 80.91
---------------------------------------------------------------------------------------------------------------------------
 Limited Duration Bond                                             0                                     0
---------------------------------------------------------------------------------------------------------------------------
 Short-Term Cash*                                                 N/A                                   N/A
---------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
---------------------------------------------------------------------------------------------------------------------------
 California Tax-Exempt(a)                                          0                                     0
---------------------------------------------------------------------------------------------------------------------------
 Diversified Bond                                                  0                                     0
---------------------------------------------------------------------------------------------------------------------------
 Massachusetts Tax-Exempt(a)                                       0                                     0
---------------------------------------------------------------------------------------------------------------------------
 Michigan Tax-Exempt(a)                                            0                                     0
---------------------------------------------------------------------------------------------------------------------------
 Minnesota Tax-Exempt(a)                                           0                                     0
---------------------------------------------------------------------------------------------------------------------------
 New York Tax-Exempt(a)                                            0                                     0
---------------------------------------------------------------------------------------------------------------------------
 Ohio Tax-Exempt(a)                                                0                                     0
---------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
---------------------------------------------------------------------------------------------------------------------------
 Balanced                                                        62.95                                 67.30
---------------------------------------------------------------------------------------------------------------------------
 Disciplined Large Cap Growth*                                    N/A                                   N/A
---------------------------------------------------------------------------------------------------------------------------
 Diversified Equity Income                                      100.00                                 100.00
---------------------------------------------------------------------------------------------------------------------------
 Mid Cap Value                                                   51.96                                 64.83
---------------------------------------------------------------------------------------------------------------------------
 Strategic Allocation                                            66.83                                 100.00
---------------------------------------------------------------------------------------------------------------------------
 Strategic Income Allocation*                                     N/A                                   N/A
---------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                      Page  89

---------------------------------------------------------------------------------------------------------------------------
                                                    PERCENT OF DIVIDENDS QUALIFYING          QUALIFIED DIVIDEND INCOME
                     FUND                               FOR CORPORATE DEDUCTION                   FOR INDIVIDUALS
---------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER
 31
---------------------------------------------------------------------------------------------------------------------------
 Absolute Return Currency and Income                               0                                     0
---------------------------------------------------------------------------------------------------------------------------
 Disciplined International Equity                                  0                                     0
---------------------------------------------------------------------------------------------------------------------------
 Emerging Markets                                                  0                                   100.00
---------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Bond                                             0                                     0
---------------------------------------------------------------------------------------------------------------------------
 European Equity                                                   0                                   100.00
---------------------------------------------------------------------------------------------------------------------------
 Global Bond                                                       0                                     0
---------------------------------------------------------------------------------------------------------------------------
 Global Equity                                                   99.99                                 100.00
---------------------------------------------------------------------------------------------------------------------------
 Global Technology                                                 0                                     0
---------------------------------------------------------------------------------------------------------------------------
 International Aggressive Growth                                 0.11                                  77.83
---------------------------------------------------------------------------------------------------------------------------
 International Equity                                              0                                   39.74
---------------------------------------------------------------------------------------------------------------------------
 International Opportunity                                         0                                   100.00
---------------------------------------------------------------------------------------------------------------------------
 International Select Value                                        0                                   52.44
---------------------------------------------------------------------------------------------------------------------------
 International Small Cap                                           0                                   31.95
---------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
---------------------------------------------------------------------------------------------------------------------------
 Intermediate Tax-Exempt                                           0                                     0
---------------------------------------------------------------------------------------------------------------------------
 Mid Cap Growth                                                    0                                     0
---------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Bond                                                   0                                     0
---------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt High Income                                            0                                     0
---------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
---------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Money Market                                           0                                     0
---------------------------------------------------------------------------------------------------------------------------


 * As of the date of this SAI, the fund has not passed its first fiscal year end, and therefore has no reporting information.

 (a) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. The information shown is as of Aug. 31, 2006.

A fund may be subject to U.S. taxes resulting from holdings in a PFIC. To avoid taxation, a fund may make an election to mark to market. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by a fund are paid to shareholders as part of their ordinary income dividend and are taxable. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by a fund and to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time a fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or


Statement of Additional Information - May 30, 2007                      Page  90
losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Under federal tax law, by the end of a calendar year a fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each fund intends to comply with federal tax law and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

The Code imposes two asset diversification rules that apply to each fund as of the close of each quarter. First, as to 50% of its holdings, the fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, a fund cannot have more than 25% of its assets in any one issuer.

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the fund as of the later of (1) the date the share became ex-dividend or (2) the date the fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the fund, this rule may cause a fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the fund will take a loss at the time that a determination is made that the dividend will not be received. Distributions, if any, that are in excess of a fund's current or accumulated earnings and profits will first reduce a shareholder's tax basis in the fund and, after the basis is reduced to zero, will generally result in capital gains to a shareholder.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.


Statement of Additional Information - May 30, 2007                      Page  91

SERVICE PROVIDERS



INVESTMENT MANAGEMENT SERVICES


RiverSource Investments is the investment manager for each fund. Under the Investment Management Services Agreement, the investment manager, subject to the policies set by the Board, provides investment management services.

For its services, the investment manager is paid a fee based on the following schedule. Each class of a fund pays its proportionate share of the fee. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.

        TABLE 14. INVESTMENT MANAGEMENT SERVICES AGREEMENT FEE SCHEDULE

-------------------------------------------------------------------------------------------------------------------------------
                                                                 ANNUAL RATE AT EACH        DAILY RATE ON LAST DAY OF MOST
                 FUND                     ASSETS (BILLIONS)          ASSET LEVEL                 RECENT FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------------------
 Absolute Return Currency and Income          First $1.0                0.890%                          0.890%
                                               Next 1.0                 0.865
                                               Next 1.0                 0.840
                                               Next 3.0                 0.815
                                               Next 1.5                 0.790
                                               Next 1.5                 0.775
                                               Next 1.0                 0.770
                                               Next 5.0                 0.760
                                               Next 5.0                 0.750
                                               Next 4.0                 0.740
                                              Next 26.0                 0.720
                                              Over 50.0                 0.700
-------------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth                           First $0.50                0.890                            0.885
                                              Next 0.50                 0.865
                                               Next 1.0                 0.840
                                               Next 1.0                 0.815
                                               Next 3.0                 0.790
                                               Over 6.0                 0.765
-------------------------------------------------------------------------------------------------------------------------------
 Balanced                                     First $1.0                0.530                            0.526
                                               Next 1.0                 0.505
                                               Next 1.0                 0.480
                                               Next 3.0                 0.455
                                               Next 1.5                 0.430
                                               Next 2.5                 0.410
                                               Next 5.0                 0.390
                                               Next 9.0                 0.370
                                              Over 24.0                 0.350
-------------------------------------------------------------------------------------------------------------------------------
 California Tax-Exempt(a)                    First $0.25                0.410           California - 0.410
 Massachusetts Tax-Exempt(a)                  Next 0.25                 0.385           Massachusetts - 0.410
 Michigan Tax-Exempt(a)                       Next 0.25                 0.360           Michigan - 0.410
 Minnesota Tax-Exempt(a)                      Next 0.25                 0.345           Minnesota - 0.403
 New York Tax-Exempt(a)                        Next 6.5                 0.320           New York - 0.410
 Ohio Tax-Exempt(a)                            Next 2.5                 0.310           Ohio - 0.410
                                               Next 5.0                 0.300
                                               Next 9.0                 0.290
                                              Next 26.0                 0.270
                                              Over 50.0                 0.250
-------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2007                      Page  92

-------------------------------------------------------------------------------------------------------------------------------
                                                                 ANNUAL RATE AT EACH        DAILY RATE ON LAST DAY OF MOST
                 FUND                     ASSETS (BILLIONS)          ASSET LEVEL                 RECENT FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------------------
 Cash Management                              First $1.0                0.330                            0.291
                                               Next 0.5                 0.313
                                               Next 0.5                 0.295
                                               Next 0.5                 0.278
                                               Next 2.5                 0.260
                                               Next 1.0                 0.240
                                               Next 1.5                 0.220
                                               Next 1.5                 0.215
                                               Next 1.0                 0.190
                                               Next 5.0                 0.180
                                               Next 5.0                 0.170
                                               Next 4.0                 0.160
                                              Over 24.0                 0.150
-------------------------------------------------------------------------------------------------------------------------------
 Core Bond                                    First $1.0                0.480           Core Bond - 0.480
 Diversified Bond                              Next 1.0                 0.455           Diversified Bond - 0.456
 Limited Duration Bond                         Next 1.0                 0.430           Limited Duration Bond - 0.480
                                               Next 3.0                 0.405
                                               Next 1.5                 0.380
                                               Next 1.5                 0.365
                                               Next 1.0                 0.360
                                               Next 5.0                 0.350
                                               Next 5.0                 0.340
                                               Next 4.0                 0.330
                                              Next 26.0                 0.310
                                              Over 50.0                 0.290
-------------------------------------------------------------------------------------------------------------------------------
 Disciplined Equity                           First $1.0                0.600           Disciplined Equity - 0.588
 Disciplined Large Cap Growth**                Next 1.0                 0.575           Disciplined Large Cap Growth - N/A
 Diversified Equity Income                     Next 1.0                 0.550           Diversified Equity Income - 0.543
 Growth                                        Next 3.0                 0.525           Growth - 0.570
 Large Cap Equity                              Next 1.5                 0.500           Large Cap Equity - 0.538
 Large Cap Value                               Next 2.5                 0.485           Large Cap Value - 0.600
                                               Next 5.0                 0.470
                                               Next 5.0                 0.450
                                               Next 4.0                 0.425
                                              Next 26.0                 0.400
                                              Over 50.0                 0.375
-------------------------------------------------------------------------------------------------------------------------------
                                                                                        Disciplined International
 Disciplined International Equity            First $0.25                0.800           Equity - 0.800
 European Equity                              Next 0.25                 0.775           European Equity - 0.800
 Global Equity                                Next 0.25                 0.750           Global Equity - 0.776
 International Opportunity                    Next 0.25                 0.725           International Opportunity - 0.779
                                               Next 1.0                 0.700
                                               Next 5.5                 0.675
                                               Next 2.5                 0.660
                                               Next 5.0                 0.645
                                               Next 5.0                 0.635
                                               Next 4.0                 0.610
                                              Next 26.0                 0.600
                                              Over 50.0                 0.570
-------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                      Page  93

-------------------------------------------------------------------------------------------------------------------------------
                                                                 ANNUAL RATE AT EACH        DAILY RATE ON LAST DAY OF MOST
                 FUND                     ASSETS (BILLIONS)          ASSET LEVEL                 RECENT FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------------------
 Disciplined Small and Mid Cap Equity         First $1.0                0.700           Disciplined Small and Mid Cap
 Mid Cap Growth                                Next 1.0                 0.675           Equity - 0.700
                                               Next 1.0                 0.650           Mid Cap Growth - 0.694
                                               Next 3.0                 0.625
                                               Next 1.5                 0.600
                                               Next 2.5                 0.575
                                               Next 5.0                 0.550
                                               Next 9.0                 0.525
                                              Next 26.0                 0.500
                                              Over 50.0                 0.475
-------------------------------------------------------------------------------------------------------------------------------
 Disciplined Small Cap Value                 First $0.25                0.850                            0.850
                                              Next 0.25                 0.825
                                              Next 0.25                 0.800
                                              Next 0.25                 0.775
                                               Next 1.0                 0.750
                                               Over 2.0                 0.725
-------------------------------------------------------------------------------------------------------------------------------
 Dividend Opportunity                        First $0.50                0.610                            0.590
                                              Next 0.50                 0.585
                                               Next 1.0                 0.560
                                               Next 1.0                 0.535
                                               Next 3.0                 0.510
                                               Next 4.0                 0.480
                                               Next 5.0                 0.470
                                               Next 5.0                 0.450
                                               Next 4.0                 0.425
                                              Next 26.0                 0.400
                                              Over 50.0                 0.375
-------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets                            First $0.25                1.100                            1.087
                                              Next 0.25                 1.080
                                              Next 0.25                 1.060
                                              Next 0.25                 1.040
                                               Next 1.0                 1.020
                                               Next 5.5                 1.000
                                               Next 2.5                 0.985
                                               Next 5.0                 0.970
                                               Net 5.0                  0.960
                                               Next 4.0                 0.935
                                              Next 26.0                 0.920
                                              Over 50.0                 0.900
-------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Bond                       First $0.25                0.720           Emerging Markets Bond - 0.720
 Global Bond                                  Next 0.25                 0.695           Global Bond - 0.708
                                              Next 0.25                 0.670
                                              Next 0.25                 0.645
                                               Next 6.5                 0.620
                                               Next 2.5                 0.605
                                               Next 5.0                 0.590
                                               Next 5.0                 0.580
                                               Next 4.0                 0.560
                                              Next 26.0                 0.540
                                              Over 50.0                 0.520
-------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2007                      Page  94

-------------------------------------------------------------------------------------------------------------------------------
                                                                 ANNUAL RATE AT EACH        DAILY RATE ON LAST DAY OF MOST
                 FUND                     ASSETS (BILLIONS)          ASSET LEVEL                 RECENT FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------------------
 Equity Value                                First $0.50                0.530                            0.510
                                              Next 0.50                 0.505
                                               Next 1.0                 0.480
                                               Next 1.0                 0.455
                                               Next 3.0                 0.430
                                               Over 6.0                 0.400
-------------------------------------------------------------------------------------------------------------------------------
 Floating Rate                                First $1.0                0.610           Floating Rate - 0.610
 Income Opportunities                          Next 1.0                 0.585           Income Opportunities - 0.610
                                               Next 1.0                 0.560
                                               Next 3.0                 0.535
                                               Next 1.5                 0.510
                                               Next 1.5                 0.495
                                               Next 1.0                 0.470
                                               Next 5.0                 0.455
                                               Next 5.0                 0.445
                                               Next 4.0                 0.420
                                              Next 26.0                 0.405
                                              Over 50.0                 0.380
-------------------------------------------------------------------------------------------------------------------------------
 Fundamental Growth                           First $1.0                0.780                            0.780
                                               Next 1.0                 0.755
                                               Next 1.0                 0.730
                                               Next 3.0                 0.705
                                               Over 6.0                 0.680
-------------------------------------------------------------------------------------------------------------------------------
 Fundamental Value                           First $0.50                0.730           Fundamental Value - 0.713
 Value                                        Next 0.50                 0.705           Value - 0.730
                                               Next 1.0                 0.680
                                               Next 1.0                 0.655
                                               Next 3.0                 0.630
                                               Over 6.0                 0.600
-------------------------------------------------------------------------------------------------------------------------------
 Global Technology                           First $0.25                0.720                            0.720
                                              Next 0.25                 0.695
                                              Next 0.25                 0.670
                                              Next 0.25                 0.645
                                               Next 1.0                 0.620
                                               Over 2.0                 0.595
-------------------------------------------------------------------------------------------------------------------------------
 High Yield Bond                              First $1.0                0.590                            0.577
                                               Next 1.0                 0.565
                                               Next 1.0                 0.540
                                               Next 3.0                 0.515
                                               Next 1.5                 0.490
                                               Next 1.5                 0.475
                                               Next 1.0                 0.450
                                               Next 5.0                 0.435
                                               Next 5.0                 0.425
                                               Next 4.0                 0.400
                                              Next 26.0                 0.385
                                              Over 50.0                 0.360
-------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                      Page  95

-------------------------------------------------------------------------------------------------------------------------------
                                                                 ANNUAL RATE AT EACH        DAILY RATE ON LAST DAY OF MOST
                 FUND                     ASSETS (BILLIONS)          ASSET LEVEL                 RECENT FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------------------
 Income Builder Basic Income                     N/A                     N/A            Income Builder Funds - N/A
 Income Builder Enhanced Income                                                         Portfolio Builder Funds - N/A
 Income Builder Moderate Income                                                         Retirement Plus Funds - N/A
 Portfolio Builder Aggressive
 Portfolio Builder Conservative
 Portfolio Builder Moderate
 Portfolio Builder Moderate Aggressive
 Portfolio Builder Moderate
 Conservative
 Portfolio Builder Total Equity
 Retirement Plus 2010
 Retirement Plus 2015
 Retirement Plus 2020
 Retirement Plus 2025
 Retirement Plus 2030
 Retirement Plus 2035
 Retirement Plus 2040
 Retirement Plus 2045
-------------------------------------------------------------------------------------------------------------------------------
 Inflation Protected Securities               First $1.0                0.440                            0.440
                                               Next 1.0                 0.415
                                               Next 1.0                 0.390
                                               Next 3.0                 0.365
                                               Next 1.5                 0.340
                                               Next 1.5                 0.325
                                               Next 1.0                 0.320
                                               Next 5.0                 0.310
                                               Next 5.0                 0.300
                                               Next 4.0                 0.290
                                              Next 26.0                 0.270
                                              Over 50.0                 0.250
-------------------------------------------------------------------------------------------------------------------------------
 Intermediate Tax-Exempt                      First $1.0                0.390                            0.390
                                               Next 1.0                 0.365
                                               Next 1.0                 0.340
                                               Next 3.0                 0.315
                                               Next 1.5                 0.290
                                               Next 2.5                 0.280
                                               Next 5.0                 0.270
                                              Next 35.0                 0.260
                                              Over 50.0                 0.250
-------------------------------------------------------------------------------------------------------------------------------
 International Aggressive Growth             First $0.25                1.000                            0.988
                                              Next 0.25                 0.975
                                              Next 0.25                 0.950
                                              Next 0.25                 0.925
                                               Next 1.0                 0.900
                                               Over 2.0                 0.875
-------------------------------------------------------------------------------------------------------------------------------
 International Equity                        First $0.25                0.970                            0.970
                                              Next 0.25                 0.945
                                              Next 0.25                 0.920
                                              Next 0.25                 0.895
                                               Next 1.0                 0.870
                                               Over 2.0                 0.845
-------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2007                      Page  96

-------------------------------------------------------------------------------------------------------------------------------
                                                                 ANNUAL RATE AT EACH        DAILY RATE ON LAST DAY OF MOST
                 FUND                     ASSETS (BILLIONS)          ASSET LEVEL                 RECENT FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------------------
 International Select Value                  First $0.25                0.900                            0.830
                                              Next 0.25                 0.875
                                              Next 0.25                 0.850
                                              Next 0.25                 0.825
                                               Next 1.0                 0.800
                                               Over 2.0                 0.775
-------------------------------------------------------------------------------------------------------------------------------
 International Small Cap                     First $0.25                1.120                            1.120
                                              Next 0.25                 1.095
                                              Next 0.25                 1.070
                                              Next 0.25                 1.045
                                               Next 1.0                 1.020
                                               Over 2.0                 0.995
-------------------------------------------------------------------------------------------------------------------------------
 Mid Cap Value                                First $1.0                0.700                            0.689
                                               Next 1.0                 0.675
                                               Next 1.0                 0.650
                                               Next 3.0                 0.625
                                               Next 1.5                 0.600
                                               Next 2.5                 0.575
                                               Next 5.0                 0.550
                                               Next 9.0                 0.525
                                              Next 26.0                 0.500
                                              Over 50.0                 0.475
-------------------------------------------------------------------------------------------------------------------------------
 Precious Metals and Mining                  First $0.25                0.800                            0.800
                                              Next 0.25                 0.775
                                              Next 0.25                 0.750
                                              Next 0.25                 0.725
                                               Next 1.0                 0.700
                                               Over 2.0                 0.675
-------------------------------------------------------------------------------------------------------------------------------
 Real Estate                                  First $1.0                0.840                            0.840
                                               Next 1.0                 0.815
                                               Next 1.0                 0.790
                                               Next 3.0                 0.765
                                               Next 6.0                 0.740
                                              Next 12.0                 0.730
                                              Over 24.0                 0.720
-------------------------------------------------------------------------------------------------------------------------------
 S&P 500 Index                                First $1.0                0.220                            0.220
                                               Next 1.0                 0.210
                                               Next 1.0                 0.200
                                               Next 4.5                 0.190
                                               Next 2.5                 0.180
                                               Next 5.0                 0.170
                                               Next 9.0                 0.160
                                              Next 26.0                 0.140
                                              Over 50.0                 0.120
-------------------------------------------------------------------------------------------------------------------------------
 Select Value                                First $0.50                0.780                            0.775
                                              Next 0.50                 0.755
                                               Next 1.0                 0.730
                                               Next 1.0                 0.705
                                               Next 3.0                 0.680
                                               Over 6.0                 0.650
-------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                      Page  97

-------------------------------------------------------------------------------------------------------------------------------
                                                                 ANNUAL RATE AT EACH        DAILY RATE ON LAST DAY OF MOST
                 FUND                     ASSETS (BILLIONS)          ASSET LEVEL                 RECENT FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------------------
 Short Duration U.S. Government               First $1.0                0.480                            0.478
                                               Next 1.0                 0.455
                                               Next 1.0                 0.430
                                               Next 3.0                 0.405
                                               Next 1.5                 0.380
                                               Next 1.5                 0.365
                                               Next 1.0                 0.340
                                               Next 5.0                 0.325
                                               Next 5.0                 0.315
                                               Next 4.0                 0.290
                                              Next 26.0                 0.275
                                              Over 50.0                 0.250
-------------------------------------------------------------------------------------------------------------------------------
 Short-Term Cash*                                N/A                     N/A                              N/A
-------------------------------------------------------------------------------------------------------------------------------
 Small Cap Advantage                         First $0.25                0.790                            0.772
                                              Next 0.25                 0.765
                                              Next 0.25                 0.740
                                              Next 0.25                 0.715
                                               Next 1.0                 0.690
                                               Over 2.0                 0.665
-------------------------------------------------------------------------------------------------------------------------------
 Small Cap Equity                            First $0.25                0.970                            0.961
                                              Next 0.25                 0.945
                                              Next 0.25                 0.920
                                              Next 0.25                 0.895
                                               Over 1.0                 0.870
-------------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth                            First $0.25                0.920                            0.920
                                              Next 0.25                 0.895
                                              Next 0.25                 0.870
                                              Next 0.25                 0.845
                                               Next 1.0                 0.820
                                               Over 2.0                 0.795
-------------------------------------------------------------------------------------------------------------------------------
 Small Cap Value                             First $0.25                0.970                            0.932
                                              Next 0.25                 0.945
                                              Next 0.25                 0.920
                                              Next 0.25                 0.895
                                               Over 1.0                 0.870
-------------------------------------------------------------------------------------------------------------------------------
 Small Company Index                         First $0.25                0.360                            0.343
                                              Next 0.25                 0.350
                                              Next 0.25                 0.340
                                              Next 0.25                 0.330
                                               Next 6.5                 0.320
                                               Next 7.5                 0.300
                                               Next 9.0                 0.280
                                              Next 26.0                 0.260
                                              Over 50.0                 0.240
-------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                      Page  98

-------------------------------------------------------------------------------------------------------------------------------
                                                                 ANNUAL RATE AT EACH        DAILY RATE ON LAST DAY OF MOST
                 FUND                     ASSETS (BILLIONS)          ASSET LEVEL                 RECENT FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------------------
 Strategic Allocation                         First $1.0                0.570                            0.563
                                               Next 1.0                 0.545
                                               Next 1.0                 0.520
                                               Next 3.0                 0.495
                                               Next 1.5                 0.470
                                               Next 2.5                 0.450
                                               Next 5.0                 0.430
                                               Next 9.0                 0.410
                                              Over 24.0                 0.390
-------------------------------------------------------------------------------------------------------------------------------
 Strategic Income Allocation**               First $0.25                0.550                             N/A
                                              Next 0.25                 0.525
                                              Next 0.25                 0.500
                                              Over 0.75                 0.475
-------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Bond                              First $1.0                0.410                            0.410
                                               Next 1.0                 0.385
                                               Next 1.0                 0.360
                                               Next 3.0                 0.335
                                               Next 1.5                 0.310
                                               Next 2.5                 0.300
                                               Next 5.0                 0.290
                                               Next 9.0                 0.280
                                              Next 26.0                 0.260
                                              Over 50.0                 0.250
-------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt High Income                       First $1.0                0.470                            0.442
                                               Next 1.0                 0.445
                                               Next 1.0                 0.420
                                               Next 3.0                 0.395
                                               Next 1.5                 0.370
                                               Next 2.5                 0.360
                                               Next 5.0                 0.350
                                               Next 9.0                 0.340
                                              Next 26.0                 0.320
                                              Over 50.0                 0.300
-------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Money Market                      First $1.0                0.330                            0.330
                                               Next 0.5                 0.313
                                               Next 0.5                 0.295
                                               Next 0.5                 0.278
                                               Next 2.5                 0.260
                                               Next 1.0                 0.240
                                               Next 1.5                 0.220
                                               Next 1.5                 0.215
                                               Next 1.0                 0.190
                                               Next 5.0                 0.180
                                               Next 5.0                 0.170
                                               Next 4.0                 0.160
                                              Over 24.0                 0.150
-------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                      Page  99

-------------------------------------------------------------------------------------------------------------------------------
                                                                 ANNUAL RATE AT EACH        DAILY RATE ON LAST DAY OF MOST
                 FUND                     ASSETS (BILLIONS)          ASSET LEVEL                 RECENT FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------------------
 U.S. Government Mortgage                     First $1.0                0.480                            0.480
                                               Next 1.0                 0.455
                                               Next 1.0                 0.430
                                               Next 3.0                 0.405
                                               Next 1.5                 0.380
                                               Next 1.5                 0.365
                                               Next 1.0                 0.360
                                               Next 5.0                 0.350
                                               Next 5.0                 0.340
                                               Next 4.0                 0.330
                                              Next 26.0                 0.310
                                              Over 50.0                 0.290
-------------------------------------------------------------------------------------------------------------------------------


 * This fund does not pay the investment manager a fee for services, but it does pay taxes, brokerage commissions and nonadvisory expenses.


 ** As of the date of this SAI, the fund has not passed its first fiscal year end, and therefore has no reporting information.

 (a) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. The information shown is as of Aug. 31, 2006.

For Equity and Balanced Funds, except for S&P 500 Index and Small Company Index, before the fee based on the asset charge is paid, it is adjusted for the fund's investment performance relative to a Lipper Index (Index) as shown in the table below. The adjustment increased or decreased the fee for the last fiscal period as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                            TABLE 15. LIPPER INDEXES


------------------------------------------------------------------------------------------------------------------------
                    FUND                                      LIPPER INDEX                   FEE INCREASE OR (DECREASE)
------------------------------------------------------------------------------------------------------------------------
 FISCAL YEAR ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------
 Equity Value                                 Lipper Large-Cap Value Funds                                      $842,685
------------------------------------------------------------------------------------------------------------------------
 Precious Metals and Mining                   Lipper Gold Funds                                                 (20,073)
------------------------------------------------------------------------------------------------------------------------
 Small Cap Advantage                          Lipper Small-Cap Core Funds                                      (506,105)
------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth                             Lipper Small-Cap Growth Funds                                       74,739
------------------------------------------------------------------------------------------------------------------------
 FISCAL YEAR ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth                            Lipper Mid-Cap Growth Funds                                       (10,780)
------------------------------------------------------------------------------------------------------------------------
 Fundamental Growth                           Lipper Large-Cap Growth Funds                                     (76,111)
------------------------------------------------------------------------------------------------------------------------
 Fundamental Value                            Lipper Large-Cap Value Funds                                        56,343
------------------------------------------------------------------------------------------------------------------------
 Select Value                                 Lipper Multi-Cap Value Funds                                     (358,864)
------------------------------------------------------------------------------------------------------------------------
 Small Cap Equity                             Lipper Small-Cap Core Funds                                        110,839
------------------------------------------------------------------------------------------------------------------------
 Small Cap Value                              Lipper Small-Cap Value Funds                                     (890,341)
------------------------------------------------------------------------------------------------------------------------
 Value                                        Lipper Large-Cap Value Funds                                     (282,436)
------------------------------------------------------------------------------------------------------------------------
 FISCAL YEAR ENDING JUNE 30
------------------------------------------------------------------------------------------------------------------------
 Dividend Opportunity                         Lipper Equity Income Funds                                         545,369
------------------------------------------------------------------------------------------------------------------------
 Real Estate                                  Lipper Real Estate Funds                                            95,523
------------------------------------------------------------------------------------------------------------------------
 FISCAL YEAR ENDING JULY 31
------------------------------------------------------------------------------------------------------------------------
 Disciplined Equity                           Lipper Large-Cap Core Funds                                         77,739
------------------------------------------------------------------------------------------------------------------------
 Disciplined Small and Mid Cap Equity         Lipper Mid-Cap Core Funds                                             0(a)
------------------------------------------------------------------------------------------------------------------------
 Disciplined Small Cap Value                  Lipper Small-Cap Value Funds                                          0(b)
------------------------------------------------------------------------------------------------------------------------
 Growth                                       Lipper Large-Cap Growth Funds                                      135,722
------------------------------------------------------------------------------------------------------------------------
 Large Cap Equity                             Lipper Large-Cap Core Funds                                    (2,273,700)
------------------------------------------------------------------------------------------------------------------------
 Large Cap Value                              Lipper Large-Cap Value Funds                                      (65,158)
------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                     Page  100

------------------------------------------------------------------------------------------------------------------------
                    FUND                                      LIPPER INDEX                   FEE INCREASE OR (DECREASE)
------------------------------------------------------------------------------------------------------------------------
 FISCAL YEAR ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------------------
 Balanced                                     Lipper Balanced Funds                                            (506,380)
------------------------------------------------------------------------------------------------------------------------
 Disciplined Large Cap Growth*                Lipper Large-Cap Growth Funds                                          N/A
------------------------------------------------------------------------------------------------------------------------
 Diversified Equity Income                    Lipper Equity Income Funds                                       6,036,539
------------------------------------------------------------------------------------------------------------------------
 Mid Cap Value                                Lipper Mid-Cap Value Funds                                       1,270,520
------------------------------------------------------------------------------------------------------------------------
 Strategic Allocation                         Lipper Flexible Portfolio Funds                                    501,696
------------------------------------------------------------------------------------------------------------------------
 FISCAL YEAR ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------
 Disciplined International Equity             Lipper International Large-Cap Core Funds                             0(c)
------------------------------------------------------------------------------------------------------------------------
 Emerging Markets                             Lipper Emerging Markets Funds                                      105,658
------------------------------------------------------------------------------------------------------------------------
 European Equity                              Lipper European Funds                                             (71,748)
------------------------------------------------------------------------------------------------------------------------
 Global Equity                                Lipper Global Funds                                                527,514
------------------------------------------------------------------------------------------------------------------------
 Global Technology                            Lipper Science and Technology Funds                                113,421
------------------------------------------------------------------------------------------------------------------------
 International Aggressive Growth              Lipper International Multi-Cap Growth Funds                      (262,382)
------------------------------------------------------------------------------------------------------------------------
 International Equity                         Lipper International Funds                                         (3,284)
------------------------------------------------------------------------------------------------------------------------
 International Opportunity                    Lipper International Large-Cap Core Funds                          194,820
------------------------------------------------------------------------------------------------------------------------
 International Select Value                   Lipper International Multi-Cap Value Funds                       1,234,231
------------------------------------------------------------------------------------------------------------------------
 International Small Cap                      Lipper International Small-Cap Funds                             (117,356)
------------------------------------------------------------------------------------------------------------------------
 FISCAL YEAR ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------------
 Mid Cap Growth                               Lipper Mid-Cap Growth Funds                                    (1,683,464)
------------------------------------------------------------------------------------------------------------------------



 * As of the date of this SAI, the fund has not passed its first fiscal year end, and therefore has no reporting information.

 (a) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.
 (b) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.
 (c) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.


Statement of Additional Information - May 30, 2007                     Page  101

The adjustment, determined monthly, will be determined by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the fund and the change in the Index. The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table. The table is organized by fund category. You can find your fund's category in Table 1.

             TABLE 16. PERFORMANCE INCENTIVE ADJUSTMENT CALCULATION

--------------------------------------------------------------------------------------------------------------------------
                        EQUITY FUNDS                                                 BALANCED FUNDS
--------------------------------------------------------------------------------------------------------------------------
    PERFORMANCE                                                   PERFORMANCE
    DIFFERENCE                   ADJUSTMENT RATE                  DIFFERENCE                   ADJUSTMENT RATE
--------------------------------------------------------------------------------------------------------------------------
   0.00% - 0.50%     0                                           0.00% - 0.50%     0
--------------------------------------------------------------------------------------------------------------------------
   0.50% - 1.00%     6 basis points times the performance        0.50% - 1.00%     6 basis points times the performance
                     difference over 0.50%, times 100                              difference over 0.50%, times 100
                     (maximum of 3 basis points if a                               (maximum of 3 basis points if a
                     1% performance difference)                                    1% performance difference)
--------------------------------------------------------------------------------------------------------------------------
   1.00% - 2.00%     3 basis points, plus 3 basis points         1.00% - 2.00%     3 basis points, plus 3 basis points
                     times                                                         times
                     the performance difference over 1.00%,                        the performance difference over 1.00%,
                     times 100 (maximum 6 basis points if a                        times 100 (maximum 6 basis points if a
                     2% performance difference)                                    2% performance difference)
--------------------------------------------------------------------------------------------------------------------------
   2.00% - 4.00%     6 basis points, plus 2 basis points         2.00% - 3.00%     6 basis points, plus 2 basis points
                     times                                                         times
                     the performance difference over 2.00%,                        the performance difference over 2.00%,
                     times 100 (maximum 10 basis points if a                       times 100 (maximum 8 basis points if a
                     4% performance difference)                                    3% performance difference)
--------------------------------------------------------------------------------------------------------------------------
   4.00% - 6.00%     10 basis points, plus 1 basis point         3.00% or more     8 basis points
                     times
                     the performance difference over 4.00%,
                     times 100 (maximum 12 basis points if a
                     6% performance difference)
--------------------------------------------------------------------------------------------------------------------------
   6.00% or more     12 basis points
--------------------------------------------------------------------------------------------------------------------------

For example, if the performance difference for an Equity Fund is 2.38%, the adjustment rate is 0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the fund is 0.0012 per year. Where the fund's Class A performance exceeds that of the Index, the fee paid to the investment manager will increase. Where the performance of the Index exceeds the performance of the fund's Class A shares, the fee paid to the investment manager will decrease. The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

If an Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, for example, if Lipper reclassifies the fund from one peer group to another, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index; or (2) adoption of a methodology to transition to a substitute index it has approved.

Transitions. In the case of a change in index, a fund's performance will be compared to a 12 month blended index return that reflects the performance of the current index for the portion of the 12 month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

The management fee is paid monthly. Under the agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants' fees; compensation of Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organizational expenses; expenses


Statement of Additional Information - May 30, 2007                     Page  102
incurred in connection with lending securities; interest and fee expense related to a fund's participation in inverse floater structures; and expenses properly payable by a fund, approved by the Board.

The table below shows the total management fees paid by each fund for the last three fiscal periods as well as nonadvisory expenses, net of earnings credits, waivers and expenses reimbursed by the investment manager and its affiliates. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

               TABLE 17. MANAGEMENT FEES AND NONADVISORY EXPENSES


------------------------------------------------------------------------------------------------------------------------
                                                    MANAGEMENT FEES                       NONADVISORY EXPENSES
                                         -------------------------------------------------------------------------------
                 FUND                       2007         2006         2005         2007          2006           2005
------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Aggressive                   N/A*     $204,941   $55,141(a)     $209,004       $154,484    $34,746(a)
------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Conservative                 N/A*       71,579    23,875(a)      134,788        117,318     43,296(a)
------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate                     N/A*      342,180    93,838(a)      246,216        251,538    142,907(a)
------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate Aggressive          N/A*      418,633   112,009(a)      355,360        269,480    116,480(a)
------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate
 Conservative                                   N/A*      137,483    43,118(a)      140,615        144,243     75,264(a)
------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Total Equity                 N/A*      165,740    43,835(a)      188,843        122,935     27,696(a)
------------------------------------------------------------------------------------------------------------------------
 S&P 500 Index                              $566,109      706,270      933,587    (272,996)      (357,906)     (402,204)
------------------------------------------------------------------------------------------------------------------------
 Small Company Index                       3,889,499    4,419,815    4,547,058    (662,392)        471,768       536,282
------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------
 Equity Value                              6,969,436    7,043,854    6,836,800      361,720        400,520       465,953
------------------------------------------------------------------------------------------------------------------------
 Precious Metals and Mining                  876,127      579,779      659,595      144,337        207,159       176,012
------------------------------------------------------------------------------------------------------------------------
 Small Cap Advantage                       4,703,119    5,845,601    6,341,134    (252,816)        510,707       533,489
------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth                          2,066,992    1,878,991    2,276,290      111,014        343,335       421,008
------------------------------------------------------------------------------------------------------------------------
                                            2006         2005         2004         2006          2005           2004
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2010**                          N/A          N/A          N/A          N/A            N/A           N/A
------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2015**                          N/A          N/A          N/A          N/A            N/A           N/A
------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2020**                          N/A          N/A          N/A          N/A            N/A           N/A
------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2025**                          N/A          N/A          N/A          N/A            N/A           N/A
------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2030**                          N/A          N/A          N/A          N/A            N/A           N/A
------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2035**                          N/A          N/A          N/A          N/A            N/A           N/A
------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2040**                          N/A          N/A          N/A          N/A            N/A           N/A
------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2045**                          N/A          N/A          N/A          N/A            N/A           N/A
------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth                         1,950,153      399,501      117,564    (167,264)         82,999        18,117
------------------------------------------------------------------------------------------------------------------------
 Fundamental Growth                          987,877      410,475       79,513      191,085        177,899        24,370
------------------------------------------------------------------------------------------------------------------------
 Fundamental Value                         7,971,622    5,556,219    3,377,169      501,862        488,580       210,468
------------------------------------------------------------------------------------------------------------------------
 High Yield Bond                          12,713,321   14,973,845   15,136,003      688,374        817,018     1,035,459
------------------------------------------------------------------------------------------------------------------------
 Income Builder Basic Income                  N/A(b)          N/A          N/A     3,184(b)            N/A           N/A
------------------------------------------------------------------------------------------------------------------------
 Income Builder Enhanced Income               N/A(b)          N/A          N/A     6,657(b)            N/A           N/A
------------------------------------------------------------------------------------------------------------------------
 Income Builder Moderate Income               N/A(b)          N/A          N/A     7,419(b)            N/A           N/A
------------------------------------------------------------------------------------------------------------------------
 Select Value                              5,211,061    5,256,934    2,995,527      330,794        423,030       283,570
------------------------------------------------------------------------------------------------------------------------
 Short Duration U.S. Government            6,683,201   10,141,504   14,303,395  (1,688,300)      (958,143)     1,172,005
------------------------------------------------------------------------------------------------------------------------
 Small Cap Equity                          2,525,974    1,560,155    1,108,923    (134,739)          6,490      (76,600)
------------------------------------------------------------------------------------------------------------------------
 Small Cap Value                           9,285,758    9,857,858    7,749,795      735,477        788,885       675,289
------------------------------------------------------------------------------------------------------------------------
 U.S. Government Mortgage                  1,327,433    1,532,464    2,063,726    (549,885)      (188,134)        18,299
------------------------------------------------------------------------------------------------------------------------
 Value                                     3,018,867    3,311,867    2,926,194      275,068        285,856       202,871
------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                     Page  103

------------------------------------------------------------------------------------------------------------------------
                                                    MANAGEMENT FEES                       NONADVISORY EXPENSES
                                         -------------------------------------------------------------------------------
                 FUND                       2006         2005         2004         2006          2005           2004
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------------------
 Dividend Opportunity                      7,688,134    6,201,403    5,081,258      480,473        453,329       596,965
------------------------------------------------------------------------------------------------------------------------
 Real Estate                               1,398,778      725,491    37,549(c)      153,244        133,564      8,198(c)
------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------------------
 Cash Management                          10,801,723   12,052,160   14,155,568  (1,747,535)      1,220,672     2,243,652
------------------------------------------------------------------------------------------------------------------------
 Core Bond                                   991,804      846,872      417,836     (58,636)         99,940        69,699
------------------------------------------------------------------------------------------------------------------------
 Disciplined Equity                        5,175,451      408,720       83,580     (83,131)        130,016         8,110
------------------------------------------------------------------------------------------------------------------------
 Disciplined Small and Mid Cap Equity      13,335(d)          N/A          N/A     4,577(d)            N/A           N/A
------------------------------------------------------------------------------------------------------------------------
 Disciplined Small Cap Value               49,035(e)          N/A          N/A     9,684(e)            N/A           N/A
------------------------------------------------------------------------------------------------------------------------
 Floating Rate                            412,667(e)          N/A          N/A    19,402(e)            N/A           N/A
------------------------------------------------------------------------------------------------------------------------
 Growth                                   19,922,079   18,968,320   16,372,054    1,214,759      1,217,404     1,219,778
------------------------------------------------------------------------------------------------------------------------
 Income Opportunities                      2,229,460    1,954,757      985,862      198,512        214,865       133,277
------------------------------------------------------------------------------------------------------------------------
 Inflation Protected Securities            1,078,635      552,220    66,055(f)     (45,905)         28,432      5,260(f)
------------------------------------------------------------------------------------------------------------------------
 Large Cap Equity                         20,724,477    9,680,873    2,441,621      682,652        161,534       391,817
------------------------------------------------------------------------------------------------------------------------
 Large Cap Value                             715,200      803,736      446,686      186,504        293,194       129,014
------------------------------------------------------------------------------------------------------------------------
 Limited Duration Bond                       990,881      960,788      571,688     (96,959)         57,170        61,331
------------------------------------------------------------------------------------------------------------------------
 Short-Term Cash**                               N/A          N/A          N/A          N/A            N/A           N/A
------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------
 California Tax-Exempt(g)                  1,008,174    1,010,591    1,129,991      (8,449)        116,440       139,264
------------------------------------------------------------------------------------------------------------------------
 Diversified Bond                         12,388,294   13,003,467   15,409,504  (1,870,049)    (1,032,114)       575,900
------------------------------------------------------------------------------------------------------------------------
 Massachusetts Tax-Exempt(g)                 347,506      372,649      427,506    19,719(h)      74,396(h)     71,853(h)
------------------------------------------------------------------------------------------------------------------------
 Michigan Tax-Exempt(g)                      286,107      294,025      342,995   (9,110)(h)         36,732     48,903(h)
------------------------------------------------------------------------------------------------------------------------
 Minnesota Tax-Exempt(g)                   1,898,065    1,895,714    2,045,996   599,362(h)     580,040(h)    465,992(h)
------------------------------------------------------------------------------------------------------------------------
 New York Tax-Exempt(g)                      402,241      434,449      495,538   133,306(h)     146,336(h)    134,299(h)
------------------------------------------------------------------------------------------------------------------------
 Ohio Tax-Exempt(g)                          285,080      307,214      360,176  (12,492)(h)      43,253(h)     61,965(h)
------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------------------
 Balanced                                  5,690,832    7,169,932    7,736,525      563,493        651,610       707,529
------------------------------------------------------------------------------------------------------------------------
 Disciplined Large Cap Growth**                  N/A          N/A          N/A          N/A            N/A           N/A
------------------------------------------------------------------------------------------------------------------------
 Diversified Equity Income                37,321,661   24,183,415   17,374,369    1,761,776      1,530,714       993,686
------------------------------------------------------------------------------------------------------------------------
 Mid Cap Value                            11,459,838    5,816,781    2,537,342      728,841        531,095       271,072
------------------------------------------------------------------------------------------------------------------------
 Strategic Allocation                      7,064,937    5,960,581    5,004,559      665,164        642,432       629,876
------------------------------------------------------------------------------------------------------------------------
 Strategic Income Allocation**                   N/A          N/A          N/A          N/A            N/A           N/A
------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------
 Absolute Return Currency and Income      176,149(i)          N/A          N/A    28,907(i)            N/A           N/A
------------------------------------------------------------------------------------------------------------------------
 Disciplined International Equity         147,388(j)          N/A          N/A    48,716(j)            N/A           N/A
------------------------------------------------------------------------------------------------------------------------
 Emerging Markets                          5,659,680    3,801,760    2,770,886      745,246        636,569       519,598
------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Bond                    191,237(k)          N/A          N/A    77,772(k)            N/A           N/A
------------------------------------------------------------------------------------------------------------------------
 European Equity                             821,750      837,577      872,149      182,061        224,833       236,203
------------------------------------------------------------------------------------------------------------------------
 Global Bond                               3,734,676    4,359,713    4,143,713    (159,716)        408,133       427,277
------------------------------------------------------------------------------------------------------------------------
 Global Equity                             5,791,016    4,471,632    3,302,062      517,920        485,178       506,708
------------------------------------------------------------------------------------------------------------------------
 Global Technology                         1,327,883    1,574,791    1,812,789      249,939        282,889       304,625
------------------------------------------------------------------------------------------------------------------------
 International Aggressive Growth           4,039,162    3,119,859    1,878,346      530,707        384,996       250,484
------------------------------------------------------------------------------------------------------------------------
 International Equity                      1,767,556    1,431,433    1,015,577      265,839        323,432       316,320
------------------------------------------------------------------------------------------------------------------------
 International Opportunity                 4,840,788    3,988,205    2,926,933      505,513        566,027       442,832
------------------------------------------------------------------------------------------------------------------------
 International Select Value               15,936,398   10,340,380    6,467,621      990,734        812,998       473,274
------------------------------------------------------------------------------------------------------------------------
 International Small Cap                   1,050,011      933,818      600,389      246,920        333,478       208,586
------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                     Page  104

------------------------------------------------------------------------------------------------------------------------
                                                    MANAGEMENT FEES                       NONADVISORY EXPENSES
                                         -------------------------------------------------------------------------------
                 FUND                       2006         2005         2004         2006          2005           2004
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------------
 Intermediate Tax-Exempt                     435,316      644,499      752,882     (25,206)         67,781       136,017
------------------------------------------------------------------------------------------------------------------------
 Mid Cap Growth                            9,852,112   10,413,718   10,550,526      670,574        901,194       744,839
------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Bond                           3,345,629    3,066,023    3,457,986      905,255     661,982(l)    510,620(l)
------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt High Income                   15,027,647   17,998,361   20,079,644    8,025,340   7,139,120(l)  5,135,426(l)
------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Money Market                     390,170      423,253      515,265      118,441        116,613       177,477
------------------------------------------------------------------------------------------------------------------------

 *     Effective Feb. 1, 2006, this fee was eliminated.

 ** As of the date of this SAI, the fund has not passed its first fiscal year end, and therefore has no reporting information.

 (a) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
 (b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
 (c) For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.
 (d) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.
 (e) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.
 (f) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.
 (g) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended June 30.
 (h) During 2006, the Fund changed the method of accounting for its participation in inverse floater structures. Previously, nonadvisory expenses for fiscal year end 2006, 2005 and 2004 were reported as $(22,871), $43,112 and $52,958 for Massachusetts Tax-Exempt Fund, $(13,107), $36,732 and $43,425 for Michigan Tax-Exempt Fund, $(68,320),
       $161,536 and $182,884 for Minnesota Tax-Exempt Fund, $(21,864), $54,945
       and $62,139 for New York Tax-Exempt Fund and $(16,487), $38,356 and $43,070 for Ohio Tax-Exempt Fund, respectively.
 (i) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.
 (j) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.
 (k) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.
 (l) During 2006, the Fund changed the method of accounting for its participation in inverse floater structures. Previously, nonadvisory expenses for fiscal year end 2005 and 2004 were reported as $136,155 and $248,267 for Tax-Exempt Bond Fund, and $308,271 and $976,647 for Tax-Exempt High Income Fund, respectively.

MANAGER OF MANAGERS EXEMPTION.
The RiverSource funds have received an order from the SEC that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

For California Tax-Exempt, Cash Management, Diversified Bond, Global Bond, High Yield Bond, Intermediate Tax-Exempt, Massachusetts Tax-Exempt, Michigan Tax-Exempt, Minnesota Tax-Exempt, New York Tax-Exempt, Ohio Tax-Exempt, Short Duration U.S. Government, Tax-Exempt Bond, Tax-Exempt High Income, Tax-Exempt Money Market and U.S. Government Mortgage funds: before the fund may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.

SUBADVISORY AGREEMENTS
The assets of certain funds are managed by subadvisers that have been selected by the investment manager, subject to the review and approval of the Board. The investment manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets with objectives and investment strategies substantially similar to those of the applicable fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the investment manager does not expect to make frequent changes of subadvisers. Certain subadvisers, affiliated with the investment manager, have been directly approved by shareholders. These subadvisers are noted in Table 18.

The investment manager allocates the assets of a fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the investment manager, to purchase and sell portfolio assets, consistent with the fund's investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the fund are limited to asset management and related recordkeeping services.


Statement of Additional Information - May 30, 2007                     Page  105

The investment manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the fund's portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.

The following table shows the advisory fee schedules for fees paid by the investment manager to subadvisers for funds that have subadvisers. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

         TABLE 18. SUBADVISERS AND SUBADVISORY AGREEMENT FEE SCHEDULES

------------------------------------------------------------------------------------------------------------------------------
                                                                              PARENT
                                                                             COMPANY,
          FUND                            SUBADVISER NAME                     IF ANY                 FEE SCHEDULE
------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------------
 Small Cap Advantage       Kenwood Capital Management LLC (Kenwood)(a),         A          0.60% on the first $100 million,
                           (c) (effective May 4, 1999)                                   reducing to 0.45% as assets increase,
                                                                                             and subject to a performance
                                                                                                incentive adjustment(b)
------------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth          Essex Investment Management Company, LLC             B           0.70% on the first $20 million,
                           (Essex) (effective Sept. 23, 2005)                            reducing to 0.60% as assets increase
                           ---------------------------------------------------------------------------------------------------
                           Federated MDTA, LLC (MDTA)                           C                 0.60% on all assets
                           (effective Sept. 23, 2005)
                           ---------------------------------------------------------------------------------------------------
                           Turner Investment Partners, Inc. (Turner)           N/A          0.60% on the first $50 million,
                           (effective Aug. 18, 2003)                                     reducing to 0.50% as assets increase
                           ---------------------------------------------------------------------------------------------------
                           UBS Global Asset Management (Americas) (UBS)        N/A         0.55% on the first $150 million,
                           (effective Aug. 18, 2003)                                     reducing to 0.50% as assets increase
------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth         American Century                                     D          0.50% on the first $100 million,
                           (effective April 24, 2003)                                    reducing to 0.38% as assets increase
                           ---------------------------------------------------------------------------------------------------
                           Turner                                              N/A         0.55% on the first $100 million,
                           (effective April 24, 2003)                                    reducing to 0.38% as assets increase
------------------------------------------------------------------------------------------------------------------------------
 Fundamental Growth        Goldman Sachs Asset Management, L.P.                 E           0.50% on the first $50 million,
                           (Goldman) (effective April 24, 2003)                          reducing to 0.30% as assets increase
                           ---------------------------------------------------------------------------------------------------
                           Wellington Management Company, LLP                  N/A          0.50% on the first $50 million,
                           (Wellington Management) (effective April 26,                  reducing to 0.40% as assets increase
                           2005)
------------------------------------------------------------------------------------------------------------------------------
 Fundamental Value         Davis Selected Advisers, LP (Davis)(a), (c)         N/A         0.45% on the first $100 million,
                           (effective June 18, 2001)                                     reducing to 0.25% as assets increase
------------------------------------------------------------------------------------------------------------------------------
 Select Value              Systematic Financial Management, L.P.                F           0.50% on the first $50 million,
                           (Systematic)(c)                                               reducing to 0.30% as assets increase
                           (effective Sept. 29, 2006)
                           ---------------------------------------------------------------------------------------------------
                           WEDGE Capital Management L.L.P. (WEDGE)(c)          N/A          0.75% on the first $10 million,
                           (effective Sept. 29, 2006)                                    reducing to 0.30% as assets increase
------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2007                     Page  106

------------------------------------------------------------------------------------------------------------------------------
                                                                              PARENT
                                                                             COMPANY,
          FUND                            SUBADVISER NAME                     IF ANY                 FEE SCHEDULE
------------------------------------------------------------------------------------------------------------------------------
 Small Cap Equity          American Century                                     D           0.65% on the first $25 million,
                           (effective Dec. 12, 2003)                                     reducing to 0.55% as assets increase
                           ---------------------------------------------------------------------------------------------------
                           Lord, Abbett & Co. (Lord, Abbett)                   N/A         0.65% on the first $100 million,
                           (effective Dec. 12, 2003)                                     reducing to 0.55% as assets increase
                           ---------------------------------------------------------------------------------------------------
                           Wellington Management                               N/A       0.60%, subject to possible adjustment
                           (effective March 8, 2002)                                         under a performance incentive
                                                                                                     adjustment(d)
------------------------------------------------------------------------------------------------------------------------------
 Small Cap Value           Barrow, Hanley, Mewhinney & Strauss (BHMS)(c)        G           1.00% on the first $10 million,
                           (effective March 12, 2004)                                    reducing to 0.30% as assets increase
                           ---------------------------------------------------------------------------------------------------
                           Donald Smith & Co., Inc. (Donald Smith)(c)          N/A         0.60% on the first $175 million,
                           (effective March 12, 2004)                                    reducing to 0.55% as assets increase
                           ---------------------------------------------------------------------------------------------------
                           Franklin Portfolio Associates LLC(c)(Franklin        H          0.60% on the first $100 million,
                           Portfolio Associates) (effective March 12,                    reducing to 0.55% as assets increase
                           2004)
                           ---------------------------------------------------------------------------------------------------
                           Metropolitan West Capital Management, LLC           N/A                0.50% on all assets
                           (MetWest) (effective April 24, 2006)
------------------------------------------------------------------------------------------------------------------------------
 Value                     Lord, Abbett                                        N/A         0.35% on the first $200 million,
                           (effective June 18, 2001)                                     reducing to 0.25% as assets increase
------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets          Threadneedle International Limited(a)                I          0.45% of the first $150 million,
                           (Threadneedle) (effective July 9, 2004)                       reducing to 0.30% as assets increase,
                                                                                             and subject to a performance
                                                                                                incentive adjustment(e)
------------------------------------------------------------------------------------------------------------------------------
 European Equity           Threadneedle(a)                                      I          0.35% of the first $150 million,
                           (effective July 9, 2004)                                      reducing to 0.20% as assets increase,
                                                                                             and subject to a performance
                                                                                                incentive adjustment(e)
------------------------------------------------------------------------------------------------------------------------------
 Global Equity             Threadneedle(a)                                      I          0.35% of the first $150 million,
                           (effective July 9, 2004)                                      reducing to 0.20% as assets increase,
                                                                                             and subject to a performance
                                                                                                incentive adjustment(e)
------------------------------------------------------------------------------------------------------------------------------
 International Aggressive  Columbia Wanger Asset Management L.P.                J          0.70% on the first $100 million,
 Growth                    (Columbia WAM) (effective Sept. 5, 2001)                      reducing to 0.50% as assets increase
                           ---------------------------------------------------------------------------------------------------
                           Principal Global Investors, LLC (Principal)         N/A         0.55% on the first $100 million,
                           (effective April 24, 2006)                                    reducing to 0.42% as assets increase
------------------------------------------------------------------------------------------------------------------------------
 International Equity      The Boston Company Asset Management, LLC             K          0.50% on the first $150 million,
                           (Boston Company) (effective Sept. 25, 2002)                   reducing to 0.35% as assets increase
                           ---------------------------------------------------------------------------------------------------
                           Marsico Capital Management, LLC (Marsico)            L          0.55% on the first $100 million,
                           (effective Oct. 1, 2004)                                      reducing to 0.45% as assets increase
------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2007                     Page  107

------------------------------------------------------------------------------------------------------------------------------
                                                                              PARENT
                                                                             COMPANY,
          FUND                            SUBADVISER NAME                     IF ANY                 FEE SCHEDULE
------------------------------------------------------------------------------------------------------------------------------
 International             Threadneedle(a)                                      I          0.35% of the first $150 million,
 Opportunity               (effective July 9, 2004)                                      reducing to 0.20% as assets increase,
                                                                                             and subject to a performance
                                                                                                incentive adjustment(e)
------------------------------------------------------------------------------------------------------------------------------
 International Select      Alliance Capital Management L.P.                    N/A          0.65% on the first $75 million,
 Value                     (Alliance Capital) (effective Sept. 17, 2001)                 reducing to 0.30% as assets increase
------------------------------------------------------------------------------------------------------------------------------
 International Small Cap   AIG Global Investment Corp. (AIGGIC)                 M          0.75% on the first $100 million,
                           (effective April 24, 2006)                                    reducing to 0.70% as assets increase
                           ---------------------------------------------------------------------------------------------------
                           Batterymarch Financial Management, Inc.              N          0.75% on the first $100 million,
                           (Batterymarch) (effective April 24, 2006)                     reducing to 0.70% as assets increase
------------------------------------------------------------------------------------------------------------------------------

 (a) Davis is a 1940 Act affiliate of the investment manager because it owns or has owned more than 5% of the public issued securities of the investment manager's parent company, Ameriprise Financial. Kenwood is an affiliate of the investment manager as an indirect partially-owned subsidiary of Ameriprise Financial. Threadneedle is an affiliate of the investment manager as an indirect wholly-owned subsidiary of Ameriprise Financial.
 (b) The adjustment will increase or decrease based on the performance of the subadviser's allocated portion of the fund compared to the performance of the Russell 2000 Index, up to a maximum adjustment of 12 basis points (0.12%).
 (c) The fee is calculated based on the combined net assets subject to the subadviser's investment management.
 (d) The adjustment will increase or decrease based on the performance of the subadviser's allocated portion of the fund compared to the performance of the Russell 2000 Index, up to a maximum adjustment of 10 basis points (0.10%).
 (e) The adjustment for Threadneedle is based on the performance of one Class A share of the fund and the change in the Lipper Index described in Table
       15. The performance of the fund and the Index will be calculated using the method described above for the performance incentive adjustment paid to the investment manager under the terms of the Investment Management Services Agreement. The amount of the adjustment to Threadneedle's fee, whether positive or negative, shall be equal to one-half of the performance incentive adjustment made to the investment management fee payable to the investment manager under the terms of the Investment Management Services Agreement. The performance incentive adjustment was effective Dec. 1, 2004.
 (f) These rates are retroactive. When average daily net assets fall within this range, the corresponding rate applies to all the assets in the fund, e.g., if average daily net assets are $200 million, the fee rate of 0.60% applies to the entire $200 million balance.
 A -   Kenwood is an indirect partially-owned subsidiary of Ameriprise
       Financial.
 B -   Essex is majority owned by Affiliated Managers Group.
 C -   Federated MDTA LLC is an indirect subsidiary of Federated Investors, Inc.
 D - American Century Investment Management, Inc. is a direct, wholly-owned subsidiary of American Century Companies, Inc.
 E -   Goldman is an affiliate of Goldman Sachs & Co.
 F -   Systematic is an affiliate of Affiliated Managers Group.
 G -   BHMS is an independent-operating subsidiary of Old Mutual Asset
       Management.
 H - Franklin Portfolio Associates is an indirect wholly-owned subsidiary of Mellon Financial Corporation.
 I -   Threadneedle is an indirect wholly-owned subsidiary of Ameriprise
       Financial.
 J - Columbia WAM is an indirect wholly-owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly-owned subsidiary of Bank of America Corporation.
 K - Boston Company is a subsidiary of Mellon Financial Corporation and an affiliate of The Dreyfus Corporation.
 L - Marsico is an indirect wholly-owned subsidiary of Bank of America Corporation.
 M - AIGGIC is an indirect wholly-owned subsidiary of American International Group, Inc. (AIG).
 N - Batterymarch is a wholly-owned, independent subsidiary of Legg Mason, Inc.


Statement of Additional Information - May 30, 2007                     Page  108

The following table shows the subadvisory fees paid by the investment manager to subadvisers in the last three fiscal periods. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                           TABLE 19. SUBADVISORY FEES


-----------------------------------------------------------------------------------------------------------------------
                                                                                           SUBADVISORY FEES PAID
                                                                                     ----------------------------------
          FUND                                    SUBADVISER                            2007        2006        2005
-----------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------------
 Small Cap Advantage       Kenwood*                                                  $3,180,483  $2,856,138  $3,089,403
-----------------------------------------------------------------------------------------------------------------------
 Small Cap Growth          Essex                                                        281,295  120,556(a)     N/A
                           --------------------------------------------------------------------------------------------
                           MDTA                                                         411,034  165,110(a)     N/A
                           --------------------------------------------------------------------------------------------
                           Turner                                                       265,516     321,406     371,758
                           --------------------------------------------------------------------------------------------
                           UBS                                                          342,871     371,341     342,815
                           --------------------------------------------------------------------------------------------
                           Former Subadviser: Bjurman, Barry & Associates               N/A      175,818(b)     366,178
                           (from Aug. 18, 2003 to Sept. 23, 2005)
                           --------------------------------------------------------------------------------------------
                           Former Subadviser: RS Investment Management, L.P.            N/A      257,675(b)     581,602
                           (from Jan. 24, 2001 to Sept. 23, 2005)
                           --------------------------------------------------------------------------------------------
                                                                                        2006        2005        2004
-----------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------------
 Aggressive Growth         American Century                                             512,880     114,981      32,431
                           --------------------------------------------------------------------------------------------
                           Turner                                                       525,422     119,529      36,468
-----------------------------------------------------------------------------------------------------------------------
 Fundamental Growth        Goldman                                                      322,470     143,448      28,129
                           --------------------------------------------------------------------------------------------
                           Wellington Management**                                      323,866   21,015(c)     N/A
                           --------------------------------------------------------------------------------------------
                           Former subadviser: Eagle Asset Management, Inc., a           N/A      139,312(d)      28,655
                           subsidiary of Raymond James Financial, Inc.
                           (from inception to April 26, 2005)
-----------------------------------------------------------------------------------------------------------------------
 Fundamental Value         Davis*                                                     3,787,565   2,834,365   1,946,906
-----------------------------------------------------------------------------------------------------------------------
 Select Value              Systematic                                                   N/A         N/A         N/A
                           --------------------------------------------------------------------------------------------
                           WEDGE                                                        N/A         N/A         N/A
                           --------------------------------------------------------------------------------------------
                           Former subadviser: GAMCO Asset Management Inc.             2,763,925   2,709,039   1,642,235
                           (from inception to September 28, 2006)
-----------------------------------------------------------------------------------------------------------------------
 Small Cap Equity          American Century                                             457,181     302,079      90,891
                           --------------------------------------------------------------------------------------------
                           Lord, Abbett                                                 433,241     278,497      93,666
                           --------------------------------------------------------------------------------------------
                           Wellington Management                                        614,053     388,922     339,459
-----------------------------------------------------------------------------------------------------------------------
 Small Cap Value           Franklin Portfolio Associates                              1,289,120     957,263     134,324
                           --------------------------------------------------------------------------------------------
                           BHMS                                                       1,008,072     823,441     126,801
                           --------------------------------------------------------------------------------------------
                           Donald Smith                                               1,242,221     992,659     130,862
                           --------------------------------------------------------------------------------------------
                           MetWest                                                   225,545(e)     N/A         N/A
                           --------------------------------------------------------------------------------------------
                           Former subadviser: Third Avenue Management LLC               N/A         N/A       1,087,918
                           (from inception to March 2004)
                           --------------------------------------------------------------------------------------------
                           Former subadviser: Royce & Associates, LLC                1,395,487(f)  2,287,184  3,103,451
                           (from inception to April 24, 2006)
                           --------------------------------------------------------------------------------------------
                           Former subadviser: Goldman Sachs Asset Management, L.P.   1,312,424(f)  1,599,715    883,316
                           (from Aug. 2002 to April 24, 2006)
-----------------------------------------------------------------------------------------------------------------------
 Value                     Lord, Abbett                                               1,369,949   1,389,323   1,251,762
-----------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                     Page  109

-----------------------------------------------------------------------------------------------------------------------
                                                                                           SUBADVISORY FEES PAID
                                                                                     ----------------------------------
          FUND                                    SUBADVISER                            2006        2005        2004
-----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------------
 Emerging Markets          Threadneedle                                               2,170,719   1,556,386  361,626(g)
                           --------------------------------------------------------------------------------------------
                           Former subadviser: American Express Asset Management         N/A         N/A      942,983(h)
                           International Inc. (AEAMI)
                           (from inception until July 8, 2004)
-----------------------------------------------------------------------------------------------------------------------
 European Equity           Threadneedle                                                 356,308     432,362     131,177
                           --------------------------------------------------------------------------------------------
                           Former subadviser: AEAMI (from inception until July 8,       N/A         N/A      316,031(h)
                           2004)
-----------------------------------------------------------------------------------------------------------------------
 Global Equity             Threadneedle                                               2,358,731   1,621,159     449,149
                           --------------------------------------------------------------------------------------------
                           Former subadviser: AEAMI (from inception until July 8,       N/A         N/A      484,676(h)
                           2004)
-----------------------------------------------------------------------------------------------------------------------
 International Aggressive  Columbia WAM                                               1,264,808     985,095     709,378
                           --------------------------------------------------------------------------------------------
 Growth                    Principal                                                 632,882(i)     N/A         N/A
                           --------------------------------------------------------------------------------------------
                           Former subadviser: American Century Global Investment     821,124(j)     959,879     542,561
                           Management***
                           (from Jan. 2005 to April 24, 2006)
-----------------------------------------------------------------------------------------------------------------------
 International Equity      Boston Company                                               463,380     412,238     288,191
                           --------------------------------------------------------------------------------------------
                           Marsico                                                      495,063     410,005   30,840(k)
                           --------------------------------------------------------------------------------------------
                           Former subadviser: Putnam Investment Management, LLC         N/A         N/A      308,350(i)
                           (from inception until Sept. 30, 2004)
-----------------------------------------------------------------------------------------------------------------------
 International             Threadneedle                                               1,948,352   1,720,351  434,968(g)
 Opportunity
                           --------------------------------------------------------------------------------------------
                           Former subadviser: AEAMI (from inception until July 8,       N/A         N/A      1,000,707(h)
                           2004)
-----------------------------------------------------------------------------------------------------------------------
 International Select      AllianceBernstein                                          6,022,579   4,126,134   2,869,277
 Value
-----------------------------------------------------------------------------------------------------------------------
 International Small Cap   AIGGIC                                                    201,650(i)     N/A         N/A
                           --------------------------------------------------------------------------------------------
                           Batterymarch                                              205,659(i)     N/A         N/A
                           --------------------------------------------------------------------------------------------
                           Former subadviser: Templeton Investment Counsel, LLC      226,154(j)     317,358     200,710
                           (Franklin Templeton) (from Oct. 3, 2002 to April 24,
                           2006)
                           --------------------------------------------------------------------------------------------
                           Former subadviser: Wellington Management Company, LLP     243,185(j)     331,593     215,256
                           together with its affiliate Wellington Management
                           International Ltd (from Oct. 3, 2002 to April 24, 2006)
-----------------------------------------------------------------------------------------------------------------------

 * Effective March 1, 2006, the fund's shareholders approved a change to the subadviser fee schedule for fees paid to the subadviser by the investment manager.
 ** Beginning on July 1, 2006, under the Subadvisory Agreement, RiverSource Investments is subject to a minimum annual fee of $350,000, payable to Wellington Management.
 *** American Century Global Investment Management manages the portion of the Fund's portfolio previously managed by American Century since Sept. 2001. The change of subadviser is the result of corporate restructuring of American Century and did not result in any modifications to the investment objective, principal investment strategies, portfolio managers, or the fees paid by the Fund.

 (a)   For fiscal period from Sept. 23, 2005 to March 31, 2006.
 (b)   For fiscal period from April 1, 2005 to Sept. 23, 2005.
 (c)   For fiscal period from April 26, 2005 to May 31, 2005.
 (d)   For fiscal period from June 1, 2004 to April 26, 2005.
 (e)   For fiscal period from April 24, 2006 to May 31, 2006.
 (f)   For fiscal period from June 1, 2005 to April 24, 2006.
 (g)   For fiscal period from July 9, 2004 to Oct. 31, 2004.
 (h)   For fiscal period from Nov. 1, 2003 to July 8, 2004.
 (i)   For fiscal period from April 24, 2006 to Oct. 31, 2006.
 (j)   For fiscal period from Nov. 1, 2005 to April 24, 2006.
 (k)   For fiscal period from Oct. 1, 2004 to Oct. 31, 2004.
 (l)   For fiscal period from Nov. 1, 2003 to Sept. 30, 2004.


Statement of Additional Information - May 30, 2007                     Page  110

PORTFOLIO MANAGERS. For funds other than money market funds, the following table provides information about the fund's portfolio managers as of the end of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 20. PORTFOLIO MANAGERS

------------------------------------------------------------------------------------------------------------------------------
                                        OTHER ACCOUNTS MANAGED (excluding the fund)
                                   -----------------------------------------------------  OWNERSHIP   POTENTIAL
                                   NUMBER AND TYPE  APPROXIMATE TOTAL  PERFORMANCE BASED   OF FUND    CONFLICTS   STRUCTURE OF
     FUND       PORTFOLIO MANAGER    OF ACCOUNT*       NET ASSETS         ACCOUNTS(A)      SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------------------------
 Portfolio      Kent M.                                                                   $10,001 -
 Builder        Bergene(b)         5 RICs           $2.72 billion                         $50,000        (1)          (29)
 Aggressive                                                                               --------
                ----------------                                                          None
                David M. Joy                                                              --------
                ----------------                                                          None
                Michelle M.                                                               --------
                Keeley(c)                                                                 None
                ----------------
                William F.
                Truscott(c)
------------------------------------------------------------------------------------------------------------------------------
 Portfolio      Kent M. Bergene                                                           $10,001 -
 Builder                           5 RICs           $3.11 billion                         $50,000        (1)          (29)
 Conservative   ----------------                                                          --------
                David M. Joy                                                              None
                ----------------                                                          --------
                Michelle M.                                                               None
                Keeley                                                                    --------
                ----------------                                                          None
                William F.
                Truscott
------------------------------------------------------------------------------------------------------------------------------
 Portfolio      Kent M. Bergene                                                           $10,001 -
 Builder                           5 RICs           $2.41 billion                         $50,000        (1)          (29)
 Moderate       ----------------                                                          --------
                David M. Joy                                                              None
                ----------------                                                          --------
                Michelle M.                                                               $100,001 -
                Keeley                                                                    $500,000
                ----------------                                                          --------
                William F.                                                                None
                Truscott
------------------------------------------------------------------------------------------------------------------------------
 Portfolio      Kent M. Bergene                                                           $10,001 -
 Builder                           5 RICs           $2.2 billion                          $50,000        (1)          (29)
 Moderate       ----------------                                                          --------
 Aggressive     David M. Joy                                                              $100,001 -
                                                                                          $500,000
                ----------------                                                          --------
                Michelle M.                                                               None
                Keeley                                                                    --------
                ----------------                                                          $100,001 -
                William F.                                                                $500,000
                Truscott
------------------------------------------------------------------------------------------------------------------------------
 Portfolio      Kent M. Bergene                                                           $10,001 -
 Builder                           5 RICs           $2.95 billion                         $50,000        (1)          (29)
 Moderate       ----------------                                                          --------
 Conservative   David M. Joy                                                              None
                ----------------                                                          --------
                Michelle M.                                                               None
                Keeley                                                                    --------
                ----------------                                                          None
                William F.
                Truscott
------------------------------------------------------------------------------------------------------------------------------
 Portfolio      Kent M. Bergene                                                           $10,001 -
 Builder Total                     5 RICs           $2.76 billion                         $50,000        (1)          (29)
 Equity         ----------------                                                          --------
                David M. Joy                                                              None
                ----------------                                                          --------
                Michelle M.                                                               None
                Keeley                                                                    --------
                ----------------                                                          None
                William F.
                Truscott
------------------------------------------------------------------------------------------------------------------------------
 S&P 500 Index  David Factor       2 RICs           $1.5 billion                          None           (2)          (30)
                                   2 PIVs           $2.4 billion
------------------------------------------------------------------------------------------------------------------------------
 Small Company  David Factor       2 RICs           $0.7 billion                          None           (2)          (30)
 Index                             2 PIVs           $2.4 billion
------------------------------------------------------------------------------------------------------------------------------

Statement of Additional Information - May 30, 2007                     Page  111

------------------------------------------------------------------------------------------------------------------------------
                                        OTHER ACCOUNTS MANAGED (excluding the fund)
                                   -----------------------------------------------------  OWNERSHIP   POTENTIAL
                                   NUMBER AND TYPE  APPROXIMATE TOTAL  PERFORMANCE BASED   OF FUND    CONFLICTS   STRUCTURE OF
     FUND       PORTFOLIO MANAGER    OF ACCOUNT*       NET ASSETS         ACCOUNTS(A)      SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------------
                                                                                          $10,001 -
                                                                                          $50,000
                                                                                          ---------
                                                                                          $50,001 -
                                   8 RICs           $16.03 billion                        $100,000
 Equity Value   Warren Spitz       1 PIV            $104.55 million    5 RICs             ---------      (2)          (30)
                                   3 other          $390.11 million    ($15.64 B)         $100,001 -
                ----------------   accounts(f)                                            $500,000
                Steve Schroll                                                             ---------
                                                                                          $100,001 -
                ----------------                                                          $500,000
                Laton Spahr
                ----------------
                Paul Stocking
------------------------------------------------------------------------------------------------------------------------------
 Precious       Clay Hoes          1 PIV            $62.62 million                        $1 -        (2), (3)        (30)
 Metals                                                                                   $10,000
------------------------------------------------------------------------------------------------------------------------------
                                   6 RICs
 Small Cap      UBS: Paul A.       2 PIVs           $931.0 million
 Growth         Graham             8 other          $236.0 million     1 other account
                                   accounts         $470.0 million     ($56 M)            None           (4)          (31)
                -----------------------------------------------------
                UBS: David N.      6 RICs
                Wabnik             2 PIVs           $931.0 million
                                   28 other         $236.0 million
                                   accounts         $461.0 million
                --------------------------------------------------------------------------------------------------------------
                Turner: William    7 RICs
                C. McVail          9 PIVs           $1.1 billion       1 RIC ($35 M);
                                   48 other         $166.0 million     3 other accounts
                                   accounts         $3.6 billion       ($124 M)
                ------------------------------------------------------------------------
                                                                       3 RICs ($797 M);
                Turner:            18 RICs          $4.1 billion       5 other accounts
                Christopher K.     35 PIVs          $687.0 million
                McHugh             77 other         $5.5 billion
                                   accounts                            ($249 M)
                                                                                          None           (5)          (32)
                ------------------------------------------------------------------------
                Turner:
                Frank L.           5 RICs
                Sustersic          7 PIVs           $1.0 billion       1 RIC ($46 M);
                                   47 other         $95.0 million      3 other accounts
                                   accounts         $2.4 billion       ($124 M)
                ------------------------------------------------------------------------
                Turner:
                Jason D.           13 RICs
                Schrotberger       27 PIVs          $3.2 billion       1 RIC ($20 M);
                                   55 other         $500.0 million     5 other accounts
                                   accounts         $2.9 billion       ($249 M)
                --------------------------------------------------------------------------------------------------------------
                Essex: Nancy B.    1 RIC
                Prial              1 PIV            $63.1 million
                                   26 other         $85.5 million                         None           (6)          (33)
                                   accounts         $310.1 million
                --------------------------------------------------------------------------------------------------------------
                MDTA: David
                Goldsmith
                ----------------
                MDTA:
                Frederick L.
                Konopka
                ----------------
                MDTA: Sarah A.
                Stahl
                ----------------
                MDTA:
                Stephen R.
                Griscom
                ----------------
                MDTA: Daniel J.
                Mahr
                ----------------
                MDTA:
                Douglas K. Thunen
                ----------------
                MDTA:
                Brian M.
                Greenberg
                ----------------
                MDTA: David N.
                Esch
                ----------------
                MDTA: Alok
                Bhushan
                ----------------
                MDTA: David A.
                Troiano            7 RICs           $448.34 million
                                   34 other         $7.28 billion                         None           (7)          (34)
                                   accounts
------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                     Page  112

------------------------------------------------------------------------------------------------------------------------------
                                        OTHER ACCOUNTS MANAGED (excluding the fund)
                                   -----------------------------------------------------  OWNERSHIP   POTENTIAL
                                   NUMBER AND TYPE  APPROXIMATE TOTAL  PERFORMANCE BASED   OF FUND    CONFLICTS   STRUCTURE OF
     FUND       PORTFOLIO MANAGER    OF ACCOUNT*       NET ASSETS         ACCOUNTS(A)      SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------
                                   1 RIC                               1 RIC              $100,001 -
 Small Cap      Kenwood:           1 PIV            $201.34 million    ($201.34 M);       $500,000       (8)          (35)
 Advantage      Jake Hurwitz       22 other         $111.48 million    1 other account    ---------
                                   accounts         $702.14 million    ($106.42 M)        $100,001 -
                ----------------                                                          $500,000
                Kenwood:
                Kent Kelley
------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------------------------
 Retirement     Dimitris           8 RICs           $3.2 billion                          None(g)       (9)          (30)
 Plus 2010(e)   Bertsimas          7 PIVs           $0.246 billion
                                   10 other         $0.223 billion
                                   accounts(f)
                -----------------------------------------------------
                Colin Lundgren
                ----------------
                Erol Sonderegger
                                   4 RICs           $0.109 billion
------------------------------------------------------------------------------------------------------------------------------
 Retirement     Dimitris           8 RICs           $3.2 billion                          None(g)       (9)          (30)
 Plus 2015(e)   Bertsimas          7 PIVs           $0.246 billion
                                   10 other         $0.223 billion
                                   accounts(f)
                -----------------------------------------------------
                Colin Lundgren
                ----------------
                Erol Sonderegger
                                   4 RICs           $0.109 billion
------------------------------------------------------------------------------------------------------------------------------
 Retirement     Dimitris           8 RICs           $3.2 billion                          None(g)       (9)          (30)
 Plus 2020(e)   Bertsimas          7 PIVs           $0.246 billion
                                   10 other         $0.223 billion
                                   accounts(f)
                -----------------------------------------------------
                Colin Lundgren
                ----------------
                Erol Sonderegger
                                   4 RICs           $0.109 billion
------------------------------------------------------------------------------------------------------------------------------
 Retirement     Dimitris           8 RICs           $3.2 billion                          None(g)       (9)          (30)
 Plus 2025(e)   Bertsimas          7 PIVs           $0.246 billion
                                   10 other         $0.223 billion
                                   accounts(f)
                -----------------------------------------------------
                Colin Lundgren
                ----------------
                Erol Sonderegger
                                   4 RICs           $0.109 billion
------------------------------------------------------------------------------------------------------------------------------
 Retirement     Dimitris           8 RICs           $3.2 billion                          None(g)       (9)          (30)
 Plus 2030(e)   Bertsimas          7 PIVs           $0.246 billion
                                   10 other         $0.223 billion
                                   accounts(f)
                -----------------------------------------------------
                Colin Lundgren
                ----------------
                Erol Sonderegger
                                   4 RICs           $0.109 billion
------------------------------------------------------------------------------------------------------------------------------
 Retirement     Dimitris           8 RICs           $3.2 billion                          None(g)       (9)          (30)
 Plus 2035(e)   Bertsimas          7 PIVs           $0.246 billion
                                   10 other         $0.223 billion
                                   accounts(f)
                -----------------------------------------------------
                Colin Lundgren
                ----------------
                Erol Sonderegger
                                   4 RICs           $0.109 billion
------------------------------------------------------------------------------------------------------------------------------
 Retirement     Dimitris           8 RICs           $3.2 billion                          None(g)       (9)          (30)
 Plus 2040(e)   Bertsimas          7 PIVs           $0.246 billion
                                   10 other         $0.223 billion
                                   accounts(f)
                -----------------------------------------------------
                Colin Lundgren
                ----------------
                Erol Sonderegger
                                   4 RICs           $0.109 billion
------------------------------------------------------------------------------------------------------------------------------
 Retirement     Dimitris           8 RICs           $3.2 billion                          None(g)       (9)          (30)
 Plus 2045(e)   Bertsimas          7 PIVs           $0.246 billion
                                   10 other         $0.223 billion
                                   accounts(f)
                -----------------------------------------------------
                Colin Lundgren
                ----------------
                Erol Sonderegger
                                   4 RICs           $0.109 billion
------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                     Page  113

------------------------------------------------------------------------------------------------------------------------------
                                        OTHER ACCOUNTS MANAGED (excluding the fund)
                                   -----------------------------------------------------  OWNERSHIP   POTENTIAL
                                   NUMBER AND TYPE  APPROXIMATE TOTAL  PERFORMANCE BASED   OF FUND    CONFLICTS   STRUCTURE OF
     FUND       PORTFOLIO MANAGER    OF ACCOUNT*       NET ASSETS         ACCOUNTS(A)      SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------------
 Aggressive     Turner:            22 RICs          $4.2 billion       4 RICs ($851 M);
 Growth         Christopher K.     28 PIVs          $542.0 million     2 other accounts
                McHugh             76 other         $4.7 billion       ($19 M)
                                   accounts
                ------------------------------------------------------------------------
                Turner:            9 RICs           $2.5 billion
                Tara Hedlund(h)    22 PIVs          $397 million       1 RIC              None          (5)          (32)
                                   22 other         $1.1 billion       ($24.0 M)
                                   accounts
                ------------------------------------------------------------------------
                Turner:            13 RICs          $2.9 billion       1 RIC ($24.0 M);
                Jason              26 PIVs          $480 million       2 other accounts
                Schrotberger(h)    59 other         $3.0 billion       ($19.0 M)
                                   accounts
                --------------------------------------------------------------------------------------------------------------
                American Century:
                Glenn A. Fogle     8 RICs           $6.85 billion
                ----------------
                American Century:  1 other account  $119.9 million
                David M. Holland
                                                                                          None          (10)          (36)
                -----------------------------------------------------
                American Century:  5 RICs           $2.99 billion
                Bradley X.         2 other          $137.16 million
                Eixmann(p)         accounts
------------------------------------------------------------------------------------------------------------------------------
 Fundamental    Goldman:           29 RICs          $9.72 billion      4 other accounts   None          (11)          (37)
 Growth         Steven M. Barry    450 other        $17.42 billion     ($2.07 B)
                ----------------   accounts
                Goldman:
                David G. Shell
                ----------------
                Goldman:
                Gregory H.
                Ekizian
                --------------------------------------------------------------------------------------------------------------
                Wellington         7 RICs           $2.62 billion
                Management:        9 PIVs           $1.44 billion
                John A. Boselli    42 other         $6.62 billion
                                   accounts
                -----------------------------------------------------  1 other account    None          (12)         (38)
                                                                       ($311.6 M)
                Wellington         7 RICs           $2.7 billion
                Management:        9 PIVs           $1.6 billion
                Andrew J.          57 other         $7.92 billion
                Schilling          accounts
------------------------------------------------------------------------------------------------------------------------------
 Fundamental    Davis:
 Value          Christopher C.     26 RICs          $64.80 billion
                Davis              11 PIVs          $1.40 billion                         None(j)       (13)          (39)
                                   41,000 other     $12.30 billion
                ----------------   accounts(i)
                Davis:
                Kenneth C.
                Feinberg
------------------------------------------------------------------------------------------------------------------------------
 High Yield     Scott Schroepfer   1 RIC            $1.15 billion                         $100,001 -
 Bond                                                                                     $500,000
                -----------------------------------------------------                     --------
                Jennifer Ponce de  5 RICs           $6.61 billion                                       (2)          (30)
                Leon               2 PIVs           $25.98 million                        None
                                   11 other         $2.05 billion
                                   accounts
------------------------------------------------------------------------------------------------------------------------------
 Income         Dimitris           17 RICs          $3.26 billion
 Builder Basic  Bertsimas          7 PIVs           $240.49 million                       None
 Income                            10 other         $212.46 billion
                                   accounts                                                              (9)          (30)
                -----------------------------------------------------                     --------
                Colin Lundgren                                                            $10,001 -
                ----------------                                                          $50,000
                Erol Sonderegger
                                   11 RICs          $314.22 million
------------------------------------------------------------------------------------------------------------------------------
 Income         Dimitris           17 RICs          $3.23 billion
 Builder        Bertsimas          7 PIVs           $240.49 million
 Enhanced                          10 other         $212.46 million
 Income                            accounts                                               None           (9)          (30)
                -----------------------------------------------------
                Colin Lundgren
                ----------------
                Erol Sonderegger
                                   11 RICs          $277.63 million
------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                     Page  114

------------------------------------------------------------------------------------------------------------------------------
                                        OTHER ACCOUNTS MANAGED (excluding the fund)
                                   -----------------------------------------------------  OWNERSHIP   POTENTIAL
                                   NUMBER AND TYPE  APPROXIMATE TOTAL  PERFORMANCE BASED   OF FUND    CONFLICTS   STRUCTURE OF
     FUND       PORTFOLIO MANAGER    OF ACCOUNT*       NET ASSETS         ACCOUNTS(A)      SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------
 Income         Dimitris           17 RICs          $3.22 billion
 Builder        Bertsimas          7 PIVs           $240.49 million                       None           (9)          (30)
 Moderate                          10 other         $212.46 million
 Income                            accounts         -------------                         --------
                ----------------   ------------                                           $100,001 -
                Colin Lundgren                                                            $500,000
                                                    $270.03 million                       --------
                ----------------   11 RICs                                                $10,001 -
                Erol Sonderegger                                                          $50,00
------------------------------------------------------------------------------------------------------------------------------
                                   5 RICs           $780.0 million
 Select Value   Systematic:        5 PIVs           $437.0 million     1 other account    None          (27)          (53)
                Ron Mushock(k)     95 other         $5.12 billion      ($191.0 M)
                ----------------   accounts
                Systematic:
                Kevin McCreesh(k)
                --------------------------------------------------------------------------------------------------------------
                WEDGE:
                R. Michael
                James(l)
                ----------------
                WEDGE:
                Peter F.
                Bridge(l)
                ----------------
                WEDGE:
                Paul M.
                VeZolles(l)        1 RIC            $0.07 billion
                                   181 other        $2.60 billion                         None          (28)          (54)
                                   accounts
------------------------------------------------------------------------------------------------------------------------------
 Short          Scott Kirby        10 RICS          $8.54 billion      1 other account    $10,001 -
 Duration U.S.                     7 PIVs           $2.14 billion      ($32.99 M)         $50,000
 Government                        51 other         $22.26 billion
                ----------------   accounts         -------------      -------------      --------
                Jamie Jackson      ------------     $10.46 billion                        $10,001 -      (2)          (30)
                                   12 RICs          $3.15 billion                         $50,000
                                   8 PIVs           $7.19 billion
                                   35 other
                                   accounts
------------------------------------------------------------------------------------------------------------------------------
 Small Cap      American Century:  15 RICs          $10.57 billion
 Equity         Thomas P. Vaiana   3 other          $316.3 million
                                   accounts
                -----------------------------------------------------
                American Century:  14 RICs          $7.52 billion
                William Martin     3 other          $316.3 million
                ----------------   accounts         -------------
                American Century:  ------------     $2.44 billion
                Wihelmine von      6 RICs           $306.2 million
                Turk               2 other
                                   accounts
                                                                                          None          (10)          (36)
                -----------------------------------------------------
                American Century:  7 RICs           $2.45 billion
                Brian Ertley       2 other          $306.2 million
                                   accounts
                --------------------------------------------------------------------------------------------------------------
                Lord, Abbett:      3 RICs           $1.78 billion
                Michael T. Smith   14 other         $833.3 million
                                   accounts
                                                                                          None          (14)          (40)
                --------------------------------------------------------------------------------------------------------------
                Wellington         3 RICs           $1.64 billion
                Management:        3 PIVs           $994.3 million                        $500,001 -
                Kenneth L. Abrams  21 other         $1.87 billion                         $1,000,000
                                   accounts         -------------                         --------
                ----------------   ------------     $1.64 billion
                Wellington         3 RICs           $994.3 million
                Management:        3 PIVs           $1.85 billion                         None
                Daniel J.          13 other
                Fitzpatrick        accounts                            1 RIC ($1.41 B);
                                                                       1 other account                  (12)          (38)
                                                                       ($311.1 M)
------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2007                     Page  115

------------------------------------------------------------------------------------------------------------------------------
                                        OTHER ACCOUNTS MANAGED (excluding the fund)
                                   -----------------------------------------------------  OWNERSHIP   POTENTIAL
                                   NUMBER AND TYPE  APPROXIMATE TOTAL  PERFORMANCE BASED   OF FUND    CONFLICTS   STRUCTURE OF
     FUND       PORTFOLIO MANAGER    OF ACCOUNT*       NET ASSETS         ACCOUNTS(A)      SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------
                                   2 RICs
 Small Cap      Donald Smith:      1 PIV            $1,136.0 million                      None          (15)          (41)
 Value          Donald G. Smith    30 other         $199.0 million
                ----------------   accounts         $2,055.0 million
                Donald Smith:
                Richard L.
                Greenberg
                --------------------------------------------------------------------------------------------------------------
                Franklin
                Portfolio
                Associates:
                John S. Cone
                ----------------
                Franklin
                Portfolio
                Associates:
                Michael F. Dunn
                ----------------
                Franklin
                Portfolio
                Associates:
                Oliver E. Buckley
                ----------------
                Franklin
                Portfolio
                Associates:
                Kristin J.
                Crawford
                ----------------
                Franklin
                Portfolio
                Associates:
                Langton Garvin
                ----------------
                Franklin
                Portfolio
                Associates:        16 RICs
                Patrick Slattery   5 PIVs           $14.5 billion      2 RICs ($9.1 B);
                                   92 other         $199.0 million     17 other accounts  None          (16)          (42)
                                   accounts         $4.75 billion      ($4.75 B)
                --------------------------------------------------------------------------------------------------------------
                BHMS: James S.     2 RICs           $430.40 million
                McClure            16 other         $731.60 million
                ----------------   accounts
                BHMS: John P.
                Harloe
                                                                                          None          (17)          (43)
                --------------------------------------------------------------------------------------------------------------
                MetWest: Gary W.
                Lisenbee
                ----------------
                MetWest: Howard
                Gleicher
                ----------------
                MetWest: Jeffrey
                Peck
                ----------------
                MetWest: Jay       3 RICs
                Cunningham         4 PIVs           $568.9 million
                                   7 other          $57.20 million                        None          (18)          (44)
                                   accounts         $65.90 million
------------------------------------------------------------------------------------------------------------------------------
 U.S.           Scott Kirby        10 RICs          $9.38 billion
 Government                        7 PIVs           $2.14 billion      1 other account    $10,001 -      (2)          (30)
 Mortgage                          51 other         $22.26 billion     ($32.99 M)         $50,000
                                   accounts
------------------------------------------------------------------------------------------------------------------------------
 Value          Lord, Abbett:      12 RICs          $25.69 billion
                Eli M. Salzmann    10 PIVs          $822.8 million     1 other account    None          (14)          (40)
                ----------------   45,651 other     $17.778 billion    ($221.4 M)
                Lord, Abbett:      accounts
                Sholom Dinsky
------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------------------------
                                   5 RICs
 Dividend       Warren Spitz       1 PIV            $12.24 billion                        Over
 Opportunity                       4 other          $149.85 million                       $1,000,000
                ----------------   accounts         $275.76 million                       --------       (2)          (30)
                Steve Schroll                                                             $100,001 -
                                                                                          $500,000
                ----------------                                                          --------
                Laton Spahr                                                               $50,001 -
                                                                                          $100,000
                -----------------------------------------------------  -------------      --------
                Paul Stocking(d)   7 RICs           $13.0 billion      5 RICs             $50,001 -
                                   1 PIV            $137.49 million    ($12.8 B)          $100,000
                                   2 other          $112.63 million
                                   accounts(f)
------------------------------------------------------------------------------------------------------------------------------
 Real Estate    Julene Melquist    None                                                   $10,001 -    (2),(3)        (30)
                                                                                          $50,000
------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------------------------
 Core Bond      Tom Murphy         7 RICs           $9.86 billion                         $10,001 -
                                   3 PIVs           $1.15 billion                         $50,000
                                   24 other         $15.07 billion
                                   accounts
                -----------------------------------------------------------------------------------
                Jamie Jackson      14 RICs          $16.99 billion                        $10,001 -
                                   6 PIVs           $3.48 billion                         $50,000
                                   35 other         $7.61 billion
                                   accounts
                                                                                                         (2)          (30)
                -----------------------------------------------------------------------------------
                Scott Kirby        10 RICs          $11.58 billion     1 other account    $10,001 -
                                   6 PIVs           $2.08 billion      ($33.29 M)         $50,000
                                   51 other         $21.72 billion
                                   accounts
------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2007                     Page  116

------------------------------------------------------------------------------------------------------------------------------
                                        OTHER ACCOUNTS MANAGED (excluding the fund)
                                   -----------------------------------------------------  OWNERSHIP   POTENTIAL
                                   NUMBER AND TYPE  APPROXIMATE TOTAL  PERFORMANCE BASED   OF FUND    CONFLICTS   STRUCTURE OF
     FUND       PORTFOLIO MANAGER    OF ACCOUNT*       NET ASSETS         ACCOUNTS(A)      SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------
 Disciplined    Dimitris           17 RICs          $1.79 billion                         $100,001 -     (2)          (30)
 Equity         Bertsimas          1 PIV            $113.40 million                       $500,000
                                   10 other         $209.66 million                       --------
                                   accounts         -------------                         $50,001 -
                ----------------   ------------     $1.33 billion                         $100,000
                Gina Mourtzinou    3 RICs           $178.76 million
                                   5 other
                                   accounts
------------------------------------------------------------------------------------------------------------------------------
 Disciplined    Dimitris           17 RICs          $3.71 billion
 Small and Mid  Bertsimas          1 PIV            $113.40 million
 Cap Equity                        10 other         $209.66 million                       None           (2)          (30)
                                   accounts         -------------
                ----------------   ------------     $3.24 billion
                Gina Mourtzinou    3 RICs           $178.76 million
                                   5 other
                                   accounts
------------------------------------------------------------------------------------------------------------------------------
 Disciplined    Dimitris           17 RICs          $3.70 billion                         $100,001 -
 Small Cap      Bertsimas          1 PIV            $113.40 million                       $500,000       (2)          (30)
 Value                             10 other         $209.66 million
                                   accounts         -------------                         --------
                ----------------   ------------     $3.24 billion                         $10,001 -
                Gina Mourtzinou    3 RICs           $178.76 million                       $50,000
                                   5 other          -------------                         --------
                ----------------   accounts
                                   ------------
                Steve Kokkotos(n)  None                                                   None
------------------------------------------------------------------------------------------------------------------------------
 Floating Rate  Lynn Hopton        13 other         $6.08 billion                         None           (2)          (30)
                ----------------   accounts         -------------                         --------
                Yvonne Stevens     ------------     $6.28 billion                         $10,001 -
                ----------------   14 other         -------------                         $50,000
                Erol Sonderegger   accounts         $303.58 million                       --------
                ----------------   ------------                                           None
                Colin Lundgren     11 RICs
------------------------------------------------------------------------------------------------------------------------------
 Growth         Nick Thakore       4 RICs           $12.62 billion
                                   2 PIVs           $45.77 million                        None           (2)          (30)
                                   2 other          $107.09 million
                                   accounts
------------------------------------------------------------------------------------------------------------------------------
 Income         Brian Lavin        1 RIC            $222.69 million                       $50,001 -     (2)          (30)
 Opportunities                     1 PIV            $18.66 million                        $100,000
                ----------------   ------------     -------------                         --------
                Jennifer Ponce de  5 RICs           $8.48 billion                         $10,001 -
                Leon               1 PIV            $18.66 million                        $50,000
                                   11 other         1.86 billion
                                   accounts
------------------------------------------------------------------------------------------------------------------------------
 Inflation      Jamie Jackson      14 RICs          $16.94 billion                        $10,001 -
 Protected                         6 PIVs           $3.48 billion                         $50,000        (2)          (30)
 Securities                        35 other         $7.61 billion
                                   accounts
------------------------------------------------------------------------------------------------------------------------------
 Large Cap      Nick Thakore       4 RICs           $8.14 billion
 Equity                            2 PIVs           $45.77 million
                                   2 other          $107.09 million
                ----------------   accounts         -------------
                Bob Ewing          ------------     $7.54 billion                         None           (2)          (30)
                                   6 RICs           $45.77 million
                                   2 PIVs           $107.09 million
                                   2 other
                                   accounts
------------------------------------------------------------------------------------------------------------------------------
 Large Cap      Bob Ewing          6 RICs           $15.28 billion
 Value                             2 PIVs           $45.77 million                        None           (2)          (30)
                                   2 other          $107.09 million
                                   accounts
------------------------------------------------------------------------------------------------------------------------------
 Limited        Tom Murphy         7 RICs           $9.93 billion                         $10,001 -      (2)          (30)
 Duration Bond                     3 PIVs           $1.15 billion                         $50,000
                                   24 other         $15.07 million
                ----------------   accounts         -------------                         --------
                Jamie Jackson      ------------     $17.06 billion                        $10,001 -
                                   14 RICs          $3.48 billion                         $50,000
                                   6 PIVs           $7.61 billion      -------------
                ----------------   35 other         -------------      1 other account    --------
                Scott Kirby        accounts         $11.65 billion     ($33.29 M)         $10,001 -
                                   ------------     $2.08 billion                         $50,000
                                   10 RICs          $21.72 billion
                                   6 PIVs
                                   51 other
                                   accounts
------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2007                     Page  117

------------------------------------------------------------------------------------------------------------------------------
                                        OTHER ACCOUNTS MANAGED (excluding the fund)
                                   -----------------------------------------------------  OWNERSHIP   POTENTIAL
                                   NUMBER AND TYPE  APPROXIMATE TOTAL  PERFORMANCE BASED   OF FUND    CONFLICTS   STRUCTURE OF
     FUND       PORTFOLIO MANAGER    OF ACCOUNT*       NET ASSETS         ACCOUNTS(A)      SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------
 California                        8 RICs           $4.78 billion
 Tax-Exempt(m)                     15 other         $8.17 billion
                                   accounts
--------------                     ----------------------------------
 Massachusetts                     8 RICs           $4.90 billion
 Tax-Exempt(m)                     15 other         $8.17 billion
                                   accounts
--------------                     ----------------------------------
 Michigan                          8 RICs           $4.91 billion
 Tax-Exempt(m)                     15 other         $8.17 billion
                                   accounts
--------------                     ----------------------------------
 Minnesota      Rick LaCoff        8 RICs           $4.61 billion                         None          (2)          (30)
 Tax-Exempt(m)                     15 other         $8.17 billion
                                   accounts
--------------                     ----------------------------------
 New-York                          8 RICs           $4.89 billion
 Tax-Exempt(m)                     15 other         $8.17 billion
                                   accounts
--------------                     ----------------------------------
 Ohio                              8 RICs           $4.91 billion
 Tax-Exempt(m)                     15 other         $8.17 billion
                                   accounts
------------------------------------------------------------------------------------------------------------------------------
 Diversified    Tom Murphy         7 RICs           $4.19 billion                         $100,001 -
 Bond                              3 PIVs           $1.16 billion                         $500,000
                                   23 other         $14.96 billion
                                   accounts
                -----------------------------------------------------  3 RICs             ---------
                Jamie Jackson      14 RICs          $11.54 billion     ($1.43 B)          $10,001 -
                                   6 PIVs           $3.5 billion                          $50,000
                                   34 other         $7.3 billion
                                   accounts(f)
                -----------------------------------------------------------------------------------
                Scott Kirby        10 RICs          $5.88 billion      3 RICs ($1.43 B);  $10,001 -
                                   6 PIVs           $2.1 billion       1 other account    $50,000
                                   50 other         $21.72 billion     ($65.66 M)
                                   accounts(f)
                                                                                                         (2)          (30)
                -----------------------------------------------------------------------------------
                Jennifer Ponce de  5 RICs           $6.1 billion                          $10,001 -
                Leon               1 PIV            $18.87 million                        $50,000
                                   11 other         $1.87 billion
                                   accounts
                -----------------------------------------------------------------------------------
                Nicolas Pifer      6 RICs           $4.05 billion      1 other account    $1 - 10,000
                                   6 PIVs           $767.62 million    ($503.33 M)
                                   14 other         $4.28 billion
                                   accounts
------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------------------------
 Balanced       Tom Murphy         7 RICs           $6.78 billion                         $10,001-
                                   3 PIVs           $1.15 billion                         $50,000
                                   20 other         $13.4 billion      1 RIC
                                   accounts
                -----------------------------------------------------                     ---------
                Jamie Jackson      15 RICs          $17.46 billion     ($319.04 M)        $10,001-
                                   6 PIVs           $3.32 billion                         $50,000
                                   34 other         $7.65 billion
                                   accounts(f)                                                           (2)          (30)
                -----------------------------------------------------------------------------------
                Scott Kirby        10 RICs          $8.44 billion      2 RICs
                                   6 PIVs           $2.11 billion      ($1.04 M);         None
                                   51 other         $21.91 billion     1 other account
                                   accounts(f)                         ($65.92 M)
                -----------------------------------------------------------------------------------
                Bob Ewing          6 RICs           $13.31 million     5 RICs
                                   2 PIVs           $37.33 million     ($12.88 B)         None
                                   2 other          $104.45 million
                                   accounts(f)
------------------------------------------------------------------------------------------------------------------------------
 Disciplined    Dimitris           16 RICs          $5.29 billion      5 RICs
 Large Cap      Bertsimas          3 PIVs           $236.0 million     ($4.24 B)
 Growth(q)                         19 other         $450.4 million
                                   accounts
                ------------------------------------------------------------------------  None(g)       (2)          (30)
                Gina Mourtzinou    4 RICs           $4.11 billion      4 RICs
                                   5 other          $202.13 million    ($4.11 B)
                                   accounts
------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                     Page  118

------------------------------------------------------------------------------------------------------------------------------
                                        OTHER ACCOUNTS MANAGED (excluding the fund)
                                   -----------------------------------------------------  OWNERSHIP   POTENTIAL
                                   NUMBER AND TYPE  APPROXIMATE TOTAL  PERFORMANCE BASED   OF FUND    CONFLICTS   STRUCTURE OF
     FUND       PORTFOLIO MANAGER    OF ACCOUNT*       NET ASSETS         ACCOUNTS(A)      SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------
 Diversified    Warren Spitz                                                              $100,001-
 Equity Income                                                                            $500,000
                ----------------                                                          --------
                Laton Spahr        7 RICs           $7.9 billion                          $50,001-
                                   1 PIV            $127.64 million                       $100,000
                ----------------   2 other          $118.92 million                       --------       (2)          (30)
                Steve Schroll      accounts(f)                         5 RICs             $50,001-
                                                                       ($7.7 B)           $100,000
                -----------------                                                         ---------
                Paul Stocking                                                             $100,001-
                                                                                          $500,000
------------------------------------------------------------------------------------------------------------------------------
                                   7 RICs           $13.02 billion
 Mid Cap Value  Warren Spitz       1 PIV            $127.64 million    5 RICs             $100,001-      (2)          (30)
                                   2 other          $118.92 million    ($12.83 B)         $500,000
                ----------------   accounts(f)                                            --------
                Laton Spahr                                                               $10,001-
                                                                                          $50,000
                ----------------                                                          --------
                Steve Schroll                                                             $50,001-
                                                                                          $100,000
                ----------------                                                          --------
                Paul Stocking                                                             $100,001-
                                                                                          $500,000
------------------------------------------------------------------------------------------------------------------------------
 Strategic      Tom Murphy         7 RICs           $6.87 billion
 Allocation                        3 PIVs           $1.15 billion                         $10,001-
                                   20 other         $13.41 billion     2 RICs             $50,000
                                   accounts
                -----------------------------------------------------                     --------
                Jamie Jackson      15 RICs          $17.55 billion     ($1.14 B)
                                   6 PIVs           $3.32 billion                         $10,001-
                                   34 other         $7.65 billion                         $50,000
                                   accounts(f)
                -----------------------------------------------------------------------------------
                Scott Kirby        10 RICs          $8.53 billion      2 RICs ($1.14 B);
                                   6 PIVs           $2.11 billion      1 other account    $10,001-
                                   51 other         $21.91 billion     ($65.92 M)         $50,000       (2)          (30)
                                   accounts(f)
                -----------------------------------------------------------------------------------
                Dimitris           15 RICs          $2.79 billion      4 RICs
                Bertsimas          1 PIV            $118.9 million     ($2.24 B)          Over
                                   11 other         $229.1 million                        $1,000,000
                                   accounts(f)
                -----------------------------------------------------------------------------------
                Gina Mourtzinou    3 RICs           $2.17 billion      3 RICs             $100,001-
                                   5 other          $188.6 million     ($2.17 B)          $500,000
                                   accounts
                -----------------------------------------------------------------------------------
                Alex Sauer-Budge   1 RIC            $80.51 million     2 RICs ($1.3 B)    None
------------------------------------------------------------------------------------------------------------------------------
 Strategic      Dimitris           16 RICs          $5.29 billion      5 RICs
 Income         Bertsimas          3 PIVs           $236.0 million     ($4.24 B)
 Allocation(q)                     19 other         $450.4 million
                                   accounts
                ------------------------------------------------------------------------  None(g)       (2)          (30)
                Colin Lundrgen
                ----------------
                Erol Sonderegger
                                   12 RICs          $1.66 billion
------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------
 Absolute       Nicholas Pifer     6 RICs           $6.99 billion
 Return                            6 PIVs           $738.12 million                       None           (2)          (30)
 Currency and                      13 other         $3.77 billion
 Income                            accounts
------------------------------------------------------------------------------------------------------------------------------
 Disciplined    Dimitris           15 RICs          $3.79 billion      4 RICs
 International  Bertsimas          1 PIV            $118.90 million    ($3.24 B)          None           (2)          (30)
 Equity                            11 other         $229.10 million
                                   accounts
                ------------------------------------------------------------------------
                Alex               1 RIC            $1.22 billion      2 RICs ($1.3 B)
                Sauer-Budge(n)
------------------------------------------------------------------------------------------------------------------------------
 Emerging       Threadneedle:      1 RIC            $0.47 billion
 Markets        Julian A.S.        1 PIV            $0.03 billion
                Thompson           3 other          $0.34 billion
                                   accounts
                -----------------------------------------------------
                Threadneedle:      1 RIC            $0.47 billion                         None(o)       (19)         (45)
                Jules Mort         1 PIV            $1.56 billion
                                   1 other account  $0.84 billion
------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                     Page  119

------------------------------------------------------------------------------------------------------------------------------
                                        OTHER ACCOUNTS MANAGED (excluding the fund)
                                   -----------------------------------------------------  OWNERSHIP   POTENTIAL
                                   NUMBER AND TYPE  APPROXIMATE TOTAL  PERFORMANCE BASED   OF FUND    CONFLICTS   STRUCTURE OF
     FUND       PORTFOLIO MANAGER    OF ACCOUNT*       NET ASSETS         ACCOUNTS(A)      SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------
 Emerging       Nicholas Pifer     6 RICs           $7.01 billion                         $10,0001-      (2)          (30)
 Markets Bond                      6 PICs           $738.12 million                       $50,000
                                   13 other         $3.77 billion
                                   accounts
------------------------------------------------------------------------------------------------------------------------------
 European       Threadneedle:      None                                                   None(o)       (19)          (45)
 Equity         Rob Jones
------------------------------------------------------------------------------------------------------------------------------
 Global Bond    Nicholas Pifer     6 RICs           $6.55 billion
                                   6 PIVs           $738.12 million
                                   13 other         $3.77 billion
                                   accounts                                               $50,000-
                                                                                          $100,000       (2)          (30)
------------------------------------------------------------------------------------------------------------------------------
 Global Equity  Threadneedle:      2 RICs           $1.93 billion
                Dominic Rossi      1 other account  $0.10 billion
                -----------------------------------------------------
                Threadneedle:      2 PIVs           $0.17 billion                         None(o)       (19)         (45)
                Stephen Thornber
------------------------------------------------------------------------------------------------------------------------------
 Global         Nina Hughes        1 PIV            $14.71 million                        None         (2),(3)        (30)
 Technology
------------------------------------------------------------------------------------------------------------------------------
 International  Columbia WAM:      1 RIC            $4.0 billion                          None          (20)         (46)
 Aggressive     P. Zachary Egan
                -----------------------------------------------------
 Growth         Columbia WAM:      2 RICs           $5.3 billion
                Louis J. Mendes
                --------------------------------------------------------------------------------------------------------------
                Principal: John    1 RIC            $1.27 billion                         None          (21)          (47)
                Pihlblad           1 other account  $5.31 million
                ----------------
                Principal: Steven
                Larson
------------------------------------------------------------------------------------------------------------------------------
 International  Boston Company:    11 RICs          $4.86 billion      1 other account    None          (22)          (48)
 Equity         D. Kirk Henry      8 PIVs           $4.96 billion      ($323.0 M)
                ----------------   55 other         $16.76 billion
                Boston Company:    accounts
                Clifford A. Smith
                --------------------------------------------------------------------------------------------------------------
                Marsico:           14 RICs          $8.17 billion
                James G.           8 other          $535.08 million
                Gendelman          accounts
                                                                                          None          (23)          (49)
------------------------------------------------------------------------------------------------------------------------------
 International  Threadneedle:      1 RIC            $1.27 billion
 Opportunity    Alex Lyle          25 PIVs          $1.74 billion                         None(o)       (19)          (45)
                -----------------------------------------------------
                Threadneedle:      2 RICs           $2.01 billion
                Dominic Rossi      1 other account  $0.10 billion
------------------------------------------------------------------------------------------------------------------------------
                                   78 RICs                             2 RICs ($3.77 B);
 International  AllianceBernstein: 134 PIVs         $32.93 billion     1 PIV ($813.0 M);  None          (24)          (50)
 Select Value   Kevin F. Simms     751 other        $24.49 billion     106 other
                ----------------   accounts         $125.03 billion    accounts ($20.71
                AllianceBernstein:                                     B)
                Henry S. D'Auria
                ----------------
                AllianceBernstein:
                Sharon E. Fay
                ----------------
                AllianceBernstein:
                Marilyn G. Fedak
                ----------------
                AllianceBernstein:
                John P. Mahedy
------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2007                     Page  120

------------------------------------------------------------------------------------------------------------------------------
                                        OTHER ACCOUNTS MANAGED (excluding the fund)
                                   -----------------------------------------------------  OWNERSHIP   POTENTIAL
                                   NUMBER AND TYPE  APPROXIMATE TOTAL  PERFORMANCE BASED   OF FUND    CONFLICTS   STRUCTURE OF
     FUND       PORTFOLIO MANAGER    OF ACCOUNT*       NET ASSETS         ACCOUNTS(A)      SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------
 International  AIGGIC:            4 RICs           $60.6 million      1 other account
 Small Cap      Hans K.            5 PIVs           $906.08 million    ($100.01 M)
                Danielsson         6 other          $1.68 billion
                                   accounts
                ------------------------------------------------------------------------
                AIGGIC:            3 PIVs           $432.26 million
                Chantal Brennan
                -----------------------------------------------------
                AIGGIC:            3 PIVs           $66.75 million                        None          (25)         (51)
                Ming Hsu           5 other          $270.73 million
                                   accounts
                ------------------------------------------------------------------------
                AIGGIC:            2 PIVs           $309.58 million    1 other account
                Noriko Umino       1 other account  $270.36 million    ($270.36 M)
                --------------------------------------------------------------------------------------------------------------
                Batterymarch:      12 RICs          $2.43 billion      2 other accounts
                Charles F.         10 PIVs          $971.76 million    ($53.8 B)
                Lovejoy            20 other         $3.38 billion
                ----------------   accounts
                Batterymarch:
                Christopher W.
                Floyd
                                                                                          None          (26)          (52)
------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------------------
 Intermediate   Rick LaCoff        8 RICs           $4.77 billion      1 other account    None           (2)          (30)
 Tax-Exempt                        16 other         $8.17 billion      ($18.14 million)
                                   accounts
------------------------------------------------------------------------------------------------------------------------------
 Mid Cap        John K. Schonberg  1 RIC            $683.4 million     1 RIC              None           (2)          (30)
 Growth                            2 PIVs           $102.8 million     ($683.4 million)
                                   7 other          $38.8 million
                                   accounts
------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt     Rick LaCoff        8 RICs           $4.03 billion      1 other account    None           (2)          (30)
 Bond                              16 other         $8.17 billion      ($18.14 million)
                                   accounts
------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt     Rick LaCoff        8 RICs           $1.68 billion      1 other account    None           (2)          (30)
 High Income                       16 other         $8.17 billion      ($18.14 million)
                                   accounts
------------------------------------------------------------------------------------------------------------------------------

 * RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

 (a) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
 (b) Mr. Bergene has overall accountability for the group that monitors the subadvisers for RiverSource funds and for making recommendations to the Boards of Directors on changes to those subadvisers.
 (c) Ms. Keeley, who serves as Executive Vice President - Equity and Fixed Income for RiverSource Investments, and Mr. Truscott, who serves as Chief Investment Officer for RiverSource Investments, oversee the portfolio managers who manage other accounts for RiverSource Investments, including the underlying funds in which the Funds-of-Funds invest, and other accounts managed by RiverSource Investments and its affiliates including institutional assets, proprietary assets and hedge funds.
 (d) Mr. Stocking began managing the fund after its last fiscal period end; therefore reporting information is as of Aug. 31, 2006.
 (e) As of the date of this SAI, the fund had not passed its first fiscal period end, and therefore the portfolio manager reporting information is as of March 31, 2006.
 (f) Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.
 (g) The fund is new and shares were not yet being offered as of the fiscal period end.
 (h) Ms. Hedlund and Mr. Schrotberger began managing the fund as of Oct. 1, 2006; therefore reporting information is as of Oct. 31, 2006.
 (i)   Primarily managed money/wrap accounts.
 (j) Neither Christopher Davis nor Kenneth Feinberg own any shares of Fundamental Value Fund. However, both portfolio managers have over $1 million invested in the Davis Funds, which are managed in a similar style.
 (k) The portfolio managers began managing the Fund after its last fiscal period end; therefore reporting information is as of June 30, 2006.
 (l) The portfolio managers began managing the Fund after its last fiscal period end; therefore reporting information is as of July 31, 2006.
 (m) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. The information shown is as of Aug. 31, 2006.
 (n) The portfolio manager began managing the fund as of Nov. 10, 2006; therefore reporting information is as of Nov. 30, 2006.
 (o) The fund is available for sale only in the U.S. The portfolio managers do not reside in the U.S. and therefore do not hold any shares of the fund.

 (p) Mr. Eixmann began managing the fund as of Feb. 9, 2007; therefore reporting information is as of April 30, 2007


 (q) As of the date of this SAI, the fund had not passed its first fiscal period end, and therefore the portfolio manager reporting information is as of March 31, 2007.


POTENTIAL CONFLICTS OF INTEREST

(1) Management of Funds-of-Funds differs from that of the other RiverSource funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus.

     Management of the portfolios is based on initial asset class guidance provided by the Capital Markets Committee, a group of RiverSource Investments investment professionals, and subsequent allocation determinations by the Asset Allocation Committee and Fund Selection Committee within established


Statement of Additional Information - May 30, 2007                     Page  121
     guidelines set forth in the prospectus. The Asset Allocation Committee, comprised of portfolio managers Joy, Keeley and Truscott, determines each funds-of-fund's allocation among the three main asset classes (equity, fixed income and cash) and allocation among investment categories within each asset class. The Fund Selection Committee, comprised portfolio managers Bergene, Joy, Keeley and Truscott, determines each funds-of-fund's allocation among the underlying funds. These allocation determinations are reviewed by the Asset Allocation Committee and Fund Selection Committee at least quarterly.

     Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include:

     - The portfolio managers of the underlying funds are under the supervision of portfolio managers Keeley and Truscott. Keeley and Truscott may have influence over the management of the underlying funds through their supervision of the underlying funds' portfolio managers and/or through their ability, as part of the Asset Allocation Committee and Fund Selection Committee, to influence the allocation of funds-of-funds assets to or away from the underlying funds.

     - Portfolio managers Joy, Keeley and Truscott also serve as members of the Capital Markets Committee. As described above, the Capital Markets Committee provides initial guidance with respect to asset allocation, and its view may play a significant role in the asset class determinations made by the Asset Allocation Committee and, as a result, in the underlying fund determinations made by the Fund Selection Committee.

     In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(2) RiverSource Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage another account whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, RiverSource Investments monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.

     RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and equitable basis over time. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

     In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager's Code of Ethics is designed to address conflicts and, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(3) The portfolio manager's responsibilities also include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that the portfolio manager manages versus communicating his or her analyses to other portfolio managers concerning securities that he or she follows as an analyst.


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


(4) The management of a portfolio and other accounts by a portfolio manager could result in potential conflicts of interest if the portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the portfolio. The portfolio manager and his team manage the portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global Asset Management (Americas) Inc. manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.



     If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the portfolio may not be able to take full advantage of that opportunity due to an allocation or filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global Asset Management (Americas) Inc. has adopted procedures for allocating portfolio trades among multiple accounts to provide fair treatment to all accounts.



     The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global Asset Management (Americas) Inc. has adopted Codes of Ethics that govern such personal trading, but there is no assurance that the Codes will adequately address all such conflicts.


(5) As is typical for many money managers, potential conflicts of interest may arise related to Turner's management of accounts including the Fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner's Form ADV, Part II for a description of some of its policies and procedures in this regard.

(6) To ensure that Essex addresses compliance and control issues, an open dialogue exists between the portfolio managers, the trading desk, and our account services groups. This allows Essex to monitor compliance among these parties to accommodate both our clients' and the firm's investment guidelines. In order to prevent and detect violations, we have the following checks and balances built into our compliance process:


     - The client service group and the Compliance Officer - Christopher P. McConnell, Chief Executive Officer - interpret each compliance restriction.


     - Portfolio Managers review each trade for appropriateness.

     - Our trading systems are state of the art and have been developed to prevent an inappropriate security or position from being purchased in a portfolio once the system is coded.

     - Our administrative group reviews each trade on a daily basis for reconciliation purposes.

     - Each member of our firm has signed our Code of Ethics policy which outlines authorized trading activity and procedures.


(7) As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has structured the portfolio managers' compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.



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

(8) Kenwood, an indirect partially-owned subsidiary of Ameriprise Financial, is an affiliate of RiverSource Investments. Kenwood portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.

     Kenwood has a fiduciary responsibility to all of the clients for which it manages accounts. Kenwood seeks to provide best execution of all securities transactions. Where possible, security transactions are aggregated and allocated to client accounts in a fair and timely manner. Kenwood has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients. In addition to monitoring these policies and procedures, Kenwood monitors compliance with the firm's Code of Ethics and places additional investment restrictions on portfolio managers who manage certain other accounts.

(9) Management of the Income Builder and Retirement Plus Funds-of-Funds differs from that of the other RiverSource funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus.

     Management of the portfolios is based on proprietary, quantitative techniques and qualitative review of the quantitative output. Using these methodologies, a group of RiverSource investment professionals allocates each fund's assets within and across different asset classes in an effort to achieve the fund's objective of providing a high level of current income and growth of capital. After the initial allocation, the fund will be rebalanced monthly in an effort to maximize the level of income and capital growth, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure within asset classes, as set forth in the prospectus. Within the equity and fixed income asset classes, the quantitative model establishes allocations for the funds, seeking to achieve each fund's objective by investing in defined investment categories. The target allocation range constraints are intended, in part, to promote diversification within the asset classes.

     Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include:

     - In certain cases, the portfolio managers of the underlying funds are the same as the portfolio managers of the Income Builder and Retirement Plus Funds-of-Funds, and could influence the allocation of funds-of-funds assets to or away from the underlying funds that they manage.

     - RiverSource Investments, LLC and its affiliates may receive higher compensation as a result of allocations to underlying funds with higher fees.

     - RiverSource Investments, LLC monitors the performance of the underlying funds and may, from time to time, recommend to the board of directors of the funds a change in portfolio management or fund strategy or the closure or merger of an underlying fund. In addition, RiverSource Investments, LLC may believe that certain RiverSource funds may benefit from additional assets or could be harmed by redemptions. All of these factors may also influence decisions in connection with the allocation of funds-of-funds assets to or away from certain underlying funds.

     In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.


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

(10) Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

     Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

     For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

     American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

     Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

(11) Goldman Sachs Asset Management, L.P. ("GSAM") portfolio managers are often responsible for managing one or more Funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

     GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be affected between a


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

     Fund and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

(12) Individual investment professionals at Wellington Management manage multiple portfolios for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations), bank common trust accounts, and hedge funds. The investment professionals primarily responsible for the day-to-day management of the funds ("portfolio managers") generally manage portfolios in several different investment styles. These portfolios may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the funds. The portfolio managers make investment decisions for the funds based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that portfolio. Consequently, the portfolio managers may purchase or sell securities, including IPOs, for one portfolio and not another portfolio, and the performance of securities purchased for the fund may vary from the performance of securities purchased for other portfolios. The portfolio managers or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the fund, or make investment decisions that are similar to those made for the funds, both of which have the potential to adversely impact the funds depending on market conditions. For example, the portfolio managers may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures, including performance fees, that are or have the potential to be higher, in some cases significantly higher, than the fees paid by the funds to Wellington Management. Because incentive payments are tied to revenues earned by Wellington Management, and where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by the portfolio manager. Finally, the portfolio managers may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

     Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary fund guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's portfolio managers. Although Wellington Management does not track the time a portfolio manager spends on a single portfolio, Wellington Management does periodically assess whether a portfolio manager has adequate time and resources to effectively manage the portfolio manager's various client mandates.

(13) Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and /or other accounts are presented with the following potential conflicts:

     - The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Advisors seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.

     - If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Advisors has adopted procedures for allocating portfolio transactions across multiple accounts.


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

     - With respect to securities transactions for the portfolios, Davis Advisors determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Advisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Advisors may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.

     - Finally, substantial investment of Davis Advisor or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Advisors has adopted policies and procedures intended to ensure that all clients are treated fairly over time. Davis Advisors does not receive an incentive based fee on any account.

(14) Conflicts of interest may arise in connection with the investment manager's management of the investments of the relevant fund and the investments of the other accounts. Such conflicts may arise with respect to the allocation of investment opportunities among the relevant fund and other accounts Conflicts of interest may arise in connection with the portfolio managers' management of the investments of the relevant fund and the investments of the other accounts included in the table above. Such conflicts may arise with respect to the allocation of investment opportunities among the relevant fund and other accounts with similar investment objectives and policies. A portfolio manager potentially could use information concerning the relevant fund's transactions to the advantage of other accounts and to the detriment of the relevant fund. To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett's Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett's clients including the relevant fund. Moreover, Lord Abbett's Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the portfolio managers' management of the investments of the relevant fund and the investments of the other accounts referenced in the table above.

(15) Donald Smith & Co., Inc. is very sensitive to conflicts of interest that could possibly arise in its capacity of serving as an investment adviser. It remains committed to resolving any and all conflicts in the best interest of its clients.

     Donald Smith & Co., Inc. is an independent investment advisor with no parent or subsidiary organizations. Additionally, it has no affiliated organizations, brokerage, nor any investment banking activities.

     Clients include mutual funds, public and corporate pension plans, endowments and foundations, and other separate accounts. Donald Smith & Co., Inc. has put in place systems, policies and procedures, which have been designed to maintain fairness in portfolio management across all clients. Potential conflicts between funds or with other types of accounts are managed via allocation policies and procedures, internal review processes, and direct oversight by Donald G. Smith, President.

(16) Portfolio Managers at Franklin Portfolio Associates (FPA) may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by Small Cap Value Fund and may include a performance-based fee.


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

     Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.

     FPA has a fiduciary responsibility to all of the clients for which it manages accounts. FPA seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. FPA has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(17) Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

(18) Certain conflicts of interest may arise in connection with the management of multiple portfolios and investment strategies. Potential conflicts include the allocation of investment opportunities across client accounts and the allocation of similar investments across different strategies. MetWest Capital has adopted policies and procedures designed to minimize the effects of these conflicts.

     Responsibility for managing MetWest Capital client portfolios is organized according to investment strategy. All accounts in each strategy are managed to a model portfolio, as specified by the investment team. The investment team implements the model consistently across client portfolios. Consequently, position sizes and industry and sector allocations are similar across our clients' portfolios. Typically, no positions differ from portfolio to portfolio, except in the case of client-imposed restrictions. For such a portfolio, the investment team determines the position(s) that comply with client requirements. This process minimizes the potential for conflicts of interest.

     MetWest Capital's allocation policy allocates all investment opportunities among clients in the fairest possible way, taking into account clients' best interests. We have adopted policies and procedures designed to ensure that allocations do not involve a practice of favoring or disfavoring any strategy, client or group of clients. Account and strategy performance is never a factor in trade allocations. When necessary, we address known conflicts of interests in our trading practices by disclosure to clients and/or in our Form ADV or other appropriate action.

     The decision to buy or sell a position in the model portfolio is based on the direction of the investment team. Once the decision is made, traders prepare the trade "blocks." All participating strategies and client portfolios (those without pending cash flows or prohibited transactions) are block-traded together, typically grouped either by custodian or trade broker according to best-execution practices. Orders are placed to ensure random fills so that no one strategy, client or group of clients is favored or disfavored on a systematic basis.

     Each portfolio manager/client service representative is responsible for reviewing the blocks and implementing all buy and sell orders for his/her accounts, taking into consideration client-specific factors. Both the lead strategist and the portfolio manager/client service representatives review trade reports for all accounts on a daily basis.

(19) Threadneedle Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, the portfolio manager's responsibilities at Threadneedle Investments include working as a securities analyst. This dual role may give rise to conflicts with respect to


Statement of Additional Information - May 30, 2007                     Page  128
     making investment decisions for accounts that he/she manages versus communicating his/her analyses to other portfolio managers concerning securities that he/she follows as an analyst.

     Threadneedle Investments has a fiduciary responsibility to all of the clients for which it manages accounts. Threadneedle Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. Threadneedle Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(20) Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts that Columbia WAM believes are faced by investment professionals at most major financial firms. Columbia WAM and the Trustees of the Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

     The management of accounts with different advisory fee rates and/or fee structures may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

     - The most attractive investments could be allocated to higher-fee accounts.

     - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

     - The trading of other accounts could be used to benefit higher-fee accounts (front-running).

     - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

     Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Columbia WAM's investment professionals do not have the opportunity to invest in client accounts, other than the Funds.

     A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, Columbia WAM's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

     "Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Columbia WAM and the Funds' Trustees have adopted compliance procedures that provide that any transactions between the Funds and another Columbia-advised account are to be made at an independent current market price, as required by law.

     Another potential conflict of interest may arise based on the different investment objectives and strategies of the Funds and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security


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     may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

     A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

     The Funds' portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Funds. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to a Fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the Funds and/or accounts that he or she manages.

     Columbia WAM or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of a Fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

     The Funds' portfolio managers may also face other potential conflicts of interest in managing the Funds, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, the Funds' portfolio managers may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at Columbia WAM, including the Funds' portfolio managers, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by Columbia WAM and the Funds, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds.

(21) Principal Global Investors provides investment advisory services to numerous clients other than the Fund. The investment objectives and policies of these accounts may differ from those of the Fund. Based on these differing circumstances, potential conflicts of interest may arise because the subadviser may be required to pursue different investment strategies on behalf of the Fund and other client accounts. For example, a subadviser may be required to consider an individual client's existing positions, personal tax situation, suitability, personal biases and investment time horizon, which considerations would not affect his investment decisions on behalf of the Fund. This means that research on securities to determine the merits of including them in the Fund's portfolio are similar, but not identical, to those employed in building private client portfolios. As a result, there may be instances in which a subadviser purchases or sells an investment for one or more private accounts and not for the Fund, or vice versa. To the extent the Fund and other clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if the subadviser desires to sell the same portfolio security at the same time on behalf of other clients. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund.


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(22) INTRODUCTION

     A conflict of interest is generally defined as a single person or entity having two or more interests that are inconsistent. The Boston Company Asset Management, LLC ("The Boston Company") has implemented various policies and procedures that are intended to address the conflicts of interest that may exist or be perceived to exist at The Boston Company.

     These conflicts may include, but are not limited to when a portfolio manager is responsible for the management of more than one account; the potential arises for the portfolio manager to favor one account over another. Generally, the risk of such conflicts of interest could increase if a portfolio manager has a financial incentive to favor one account over another.

     This disclosure statement is not intended to cover all of the conflicts that exist within The Boston Company, but rather to highlight the general categories of conflicts and the associated mitigating controls. Other conflicts are addressed within the policies of The Boston Company. Further, the Chief Compliance Officer of The Boston Company shall maintain a Conflicts Matrix that further defines the conflicts specific to The Boston Company.

     NEW INVESTMENT OPPORTUNITIES

     Potential Conflict: A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation.

     - The Boston Company has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.

     COMPENSATION

     Potential Conflict: A portfolio manager may favor an account if the portfolio manager's compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if The Boston Company receives a performance-based advisory fee, the portfolio manager may favor that account, regardless of whether the performance of that account directly determines the portfolio manager's compensation.

     - The investment performance on specific accounts is not a factor in determining the portfolio manager's compensation.

     INVESTMENT OBJECTIVES

     Potential Conflict: Where different accounts managed by the same portfolio manager have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such a trading pattern could potentially disadvantage either account.

     - To mitigate the conflict in this scenario The Boston Company has in places a restriction in the order management system and requires a written explanation from the portfolio manager before determining whether to lift the restriction. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.


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     TRADING

     Potential Conflict: A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that make subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price.

     - When a portfolio manager intends to trade the same security for more than one account, the policies of The Boston Company generally require that such trades be "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price. Some accounts may not be eligible for bunching for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, The Boston Company will place the order in a manner intended to result in as favorable a price as possible for such client.

     PERSONAL INTEREST

     Potential Conflict: A portfolio manager may favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in a mutual fund that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

     - All accounts with the same or similar investment objectives are part of a trading group. All accounts in a particular trading group are managed and traded identically taking into account client imposed restrictions or cash flows. As a result of this management and trading style an account in a trading group cannot be treated any differently than any other account in that trading group.

     OUTSIDE DIRECTORSHIP

     Potential Conflict: Employees may serve as directors, officers or general partners of certain outside entities after obtaining the appropriate approvals in compliance with the Code of Conduct and Mellon Corporate Policy on Outside Directorships and Offices (CPP-805-I). However, in view of the potential conflicts of interest and the possible liability for The Boston Company, its affiliates and its employees, employees are urged to be cautious when considering serving as directors, officers, or general partners of outside entities.

     - In addition to completing the reporting requirements set forth in the Mellon corporate policies, employees should ensure that their service as an outside director, officer or general partner does not interfere with the discharge of their job responsibilities and must recognize that their primary obligation is to complete their assigned responsibilities at The Boston Company in a timely manner.

     PROXY VOTING

     Potential Conflict: Whenever The Boston Company owns the securities of client or prospective client in fiduciary accounts there is a potential conflict between the interests of the firm and the interests of the beneficiaries of our client accounts.

     - Material conflicts of interest are addressed through the establishment of our parent company's Proxy Committee structure. It applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, we engage a third party as an independent fiduciary to vote all proxies for Mellon securities and Fund securities.

     PERSONAL TRADING

     Potential Conflict: There is an inherent conflict where a portfolio manager manages personal accounts alongside client accounts. Further, there is a conflict where other employees in the firm know of portfolio


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     decisions in advance of trade execution and could potentially use this information to their advantage and to the disadvantage of The Boston Company's clients.

     - Subject to the personal Securities Trading Policy, employees of The Boston Company may buy and sell securities which are recommended to its clients; however, no employee is permitted to do so (a) where such purchase or sale would affect the market price of such securities, or (b) in anticipation of the effect of such recommendation on the market price.

     - Consistent with the Securities Trading Policy relating to Investment Employees (which includes all Access Persons), approval will be denied for sales/purchases of securities for which investment transactions are pending and, at minimum, for two business days after transactions for the security were completed for client accounts. Portfolio managers are prohibited from trading in a security for seven days before and after transactions in that security are completed for client accounts managed by that Portfolio Manager.

     SOFT DOLLARS

     Potential Conflict: Use of client commissions to pay for services that benefit The Boston Company and not client accounts.

     - It is the policy of The Boston Company to enter into soft-dollar arrangements in a manner which will ensure the availability of the safe harbor provided by Section 28(e) of the Securities Exchange Act of 1934 and which will ensure that the firm meets its fiduciary obligations for seeking to obtain best execution for its clients. All soft dollar services are justified in writing by the user specifically noting how the service will assist in the investment decision making process and approved in advance by the Soft Dollar Committee.

     CONSULTANT BUSINESS

     Potential Conflict: Many of our clients retain consulting firms to assist them in selecting investment managers. Some of these consulting firms provide services to both those who hire investment managers (i.e., clients) and to investment management firms. The Boston Company may pay to attend conferences sponsored by consulting firms and/or purchase services from consulting firms where it believes those services will be useful to it in operating its investment management business.

     - The Boston Company does not pay referral fees to consultants.

     GIFTS

     Potential Conflict: Where investment personnel are offered gifts or entertainment by business associates that assist them in making or executing portfolio decisions or recommendations for client accounts a potential conflict exists.

     The Code of Conduct sets forth broad requirements for accepting gifts and entertainment. The Boston Company's Gift Policy supplements the Code of Conduct and provides further clarification for The Boston Company employees.

     - The Boston Company has established a Gift Policy that supplements the Mellon Code of Conduct. Gifts received with a face value under $100 may be accepted so long as they are not intended to influence. It is imperative that common sense and good judgment be used when accepting gifts in the course of business. For gifts accepted in accordance with the Gift Policy and the Mellon Code of Conduct with a face value over $100, The Boston Company has determined that it is in the best interest of the firm and its employees that any amount over $100 shall be donated to a 501(c)(3) charitable organization of the employee's choice.

(23) Portfolio managers at Marsico Capital Management, LLC (MCM) typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations, and accounts managed on behalf of individuals), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for different portfolios at different times. As a result, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased


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

     for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities decline.

     Potential conflicts of interest may also arise when allocating and/or aggregating trades. MCM often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under MCM's trade management policy and procedures, when trades are aggregated on behalf of more than one account, such transactions will be allocated to all participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, it is MCM's policy to seek to ensure that over the long term, accounts with the same or similar investment objectives will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with these situations, MCM has adopted policies and procedures for allocating transactions across multiple accounts. MCM's policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. MCM's compliance department monitors transactions made on behalf of multiple clients to seek to ensure adherence to its policies.

     As discussed above, MCM has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts. In addition, MCM monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of securities, and compliance with its Code of Ethics.

(24) As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

     Employee Personal Trading

     AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code also requires preclearance of all securities transactions and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

     Managing Multiple Accounts for Multiple Clients

     AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment


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     recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in the level of assets under management.

     Allocating Investment Opportunities

     AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

     AllianceBernstein's procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

     To address these conflicts of interest, AllianceBernstein's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

(25) AIG Global Investment Corp. ("AIGGIC") aims to conduct its activities in such a manner that permits it to deal fairly with each of its clients on an overall basis in accordance with applicable securities laws and fiduciary obligations. In that regard, AIGGIC has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which AIGGIC believes address the conflicts associated with managing multiple accounts for multiple clients (including affiliated clients). AIGGIC also monitors a variety of areas, including compliance with guidelines of the Fund and other accounts it manages and compliance with AIGGIC's Code of Ethics. Furthermore, AIGGIC's management periodically reviews the performance of a portfolio manager. Although AIGGIC does not track the time a portfolio manager spends on a single portfolio, AIGGIC does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of such portfolio manager's accounts.

(26) Actual or potential conflicts may arise in managing multiple client accounts. A brief description of some of the potential conflicts of interest and compliance factors that may arise as a result is included below. We do not believe any of these potential conflicts of interest and compliance factors pose significant risk to any client account.

     Allocation of Limited Investment Opportunities

     If an investment team identifies a limited investment opportunity (including initial public offerings) that may be suitable for multiple client accounts, each account may not be able to take full advantage of that opportunity due to liquidity constraints or other factors. Batterymarch has adopted policies and procedures designed to


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     ensure that allocations of limited investment opportunities are conducted in a fair and equitable manner between client accounts.

     Although Batterymarch strives to ensure that client accounts managed under similar investment mandates have similar portfolio characteristics, Batterymarch does not "clone" client accounts (i.e., assemble multiple client accounts with identical portfolios of securities). As a result, the portfolio of securities held in any single client account may perform better or worse than the portfolio of securities held in another similarly managed client account.

     Allocation of Partially-Filled Transactions in Securities

     Batterymarch often aggregates for execution as a single transaction orders for the purchase or sale of a particular security for multiple client accounts. If Batterymarch is unable to fill an aggregated order completely, but receives a partial fill, Batterymarch will typically allocate the transactions relating to the partially filled order to clients on a pro-rata basis with a minimum fill size. Batterymarch may make exceptions from this general policy from time to time based on factors such as the availability of cash, country/regional/sector allocation decisions, investment guidelines and restrictions, and the costs for minimal allocation actions.

     Opposite (i.e., Contradictory) Transactions in Securities

     Batterymarch provides investment advisory services for various clients and under various investment mandates and may give advice, and take action, with respect to any of those clients that may differ from the advice given, or the timing or nature of action taken, with respect to any other individual client account.

     In the course of providing advisory services, Batterymarch may simultaneously recommend the sale of a particular security for one client account while recommending the purchase of the same or a similar security for another account. This may occur for a variety of reasons. For example, in order to raise cash to handle a redemption/withdrawal from a client account, Batterymarch may be forced to sell a security that is ranked a "buy" by its stock selection model.

     Certain Batterymarch portfolio managers that manage long-only portfolios also manage portfolios that sell securities short. As such, Batterymarch may purchase or sell a security in one or more of its long-only portfolios under management during the same day it executes an opposite transaction in the same or a similar security for one or more of its portfolios under management that hold securities short, and certain Batterymarch client account portfolios may contain securities sold short that are simultaneously held as long positions in certain of the long-only portfolios managed by Batterymarch. The stock selection model(s), risk controls and portfolio construction rules used by Batterymarch to manage its clients' long-only portfolios differ from the model and rules that are used to manage client account portfolios that hold securities short. Because different stock selection models, risk controls and portfolio construction rules are used, it is possible that the same or similar securities may be ranked differently for different mandates and that the timing of trading in such securities may differ.

     Batterymarch has created certain compliance policies and procedures designed to minimize harm from such contradictory activities/events.

     Selection of Brokers/Dealers

     In selecting a broker or dealer, Batterymarch may choose a broker whose commission rate is in excess of that which another broker might have charged for the same transaction, based upon Batterymarch's judgment of that broker's superior execution capabilities and/or as a result of Batterymarch's perceived value of the broker's research services. Although Batterymarch does not participate in any traditional soft dollar arrangements whereby a broker purchases research from a third party on Batterymarch's behalf, Batterymarch does receive proprietary research services from brokers. Batterymarch generally seeks to achieve trade executions with brokers of the highest quality and at the lowest possible cost, although there can be no assurance that this objective will always be achieved. Batterymarch does not enter into any arrangements with brokers, formal or otherwise, regarding order flow as a result of research received. Clients should consider that there is a potential conflict of interest between their interests in obtaining best execution and an investment adviser's receipt of research from brokers selected by the investment adviser for trade executions. The proprietary research services


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     which Batterymarch obtains from brokers may be used to service all of
     Batterymarch's clients and not just those clients paying commissions to brokers providing those research services, and not all proprietary research may be used by Batterymarch for the benefit of the one or more client accounts which paid commissions to a broker providing such research.

     Personal Securities Transactions

     Batterymarch allows its employees to trade in securities that it recommends to advisory clients. Batterymarch's supervised persons, to the extent not prohibited by Batterymarch's Code of Ethics, may buy, hold or sell securities or investment products (including interests in partnerships and investment companies) at or about the same time that Batterymarch is purchasing, holding or selling the same or similar securities or investment products for client account portfolios and the actions taken by such persons on a personal basis may be, or may be deemed to be, inconsistent with the actions taken by Batterymarch for its client accounts. Clients should understand that these activities may create a conflict of interest between Batterymarch, its supervised persons and its clients.

     Batterymarch employees may also invest in mutual funds that are managed by Batterymarch. This may result in a potential conflict of interest since Batterymarch employees have knowledge of such funds' investment holdings, which is non-public information.

     To address this, Batterymarch has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including shareholders' interests in funds managed by Batterymarch).

     Batterymarch and certain Batterymarch employees may also have ownership interests in certain other client accounts, including pooled investment vehicles, that invest in long and short positions. Firm and employee ownership of such accounts may create additional potential conflicts of interest for Batterymarch.

     Although Batterymarch believes that its policies and procedures are appropriate to prevent, eliminate or minimize the harm of many potential conflicts of interest between Batterymarch, its related persons and clients, clients should be aware that no set of policies and procedures can possibly anticipate or relieve all potential conflicts of interest. Moreover, it is possible that additional potential conflicts of interest may exist that Batterymarch has not identified in the summary above.


(27) Systematic Financial Management, L.P. is an affiliated firm of Affiliated Managers Group, Inc. (AMG). The AMG Affiliates do not formulate advice for Systematic's clients and do not, in Systematic's view, present any potential conflict of interest with Systematic's clients. Portfolio managers oversee the investment of various types of accounts in the same strategy such as mutual funds, pooled investment vehicle and separate accounts for individuals and institutions. Investment decisions generally are applied to all accounts utilizing that particular strategy taking into consideration client restrictions, instructions and individual needs. A portfolio manager may manage an account whose fees may be higher or lower than the basic fee schedule to provide for varying client circumstances. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of client trades.



     Conflicts of interest, including employee personal securities trading, security selection, proxy voting and security allocation, those more material in nature, may arise as a result of providing advisory services to a diverse group of clients invested in various strategies. To avoid such potential conflicts and harm to Systematic's clients, Systematic has adopted policies and procedures, including but not limited to, its Code of Ethics, which addresses personal securities trading, Proxy Voting and Trade Error Policies, which are accompanied by periodic testing and reviews, and are reasonably designed to detect such conflicts and protect the interests of its clients.


(28) During the normal course of managing assets for multiple clients of varying types and asset levels, WEDGE will inevitably encounter conflicts of interest that could, if not properly addressed, be harmful to one or more of its clients. Those of a material nature that are encountered most frequently surround security selection, brokerage selection, employee personal securities trading, proxy voting and the allocation of securities. To


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

     mitigate these conflicts and ensure its clients are not negatively impacted by the adverse actions of WEDGE or its employees, WEDGE has implemented a series of policies including its Personal Security Trading Policy, Proxy Voting Policy, Equity Trading Policy, Trading Error Policy, and others designed to prevent and detect conflicts when they occur. WEDGE reasonably believes that these and other policies combined with the periodic review and testing performed by its compliance professionals adequately protects the interests of its clients.

STRUCTURE OF COMPENSATION

(29) The compensation of RiverSource Investments employees consists of (i) a base salary, (ii) an annual cash bonus, and (iii) equity incentive awards in the form of stock options and/or restricted stock. The annual cash bonus is based on management's assessment of the employee's performance relative to individual and business unit goals and objectives which, for portfolio managers Joy, Keeley and Truscott, may be based, in part, on achieving certain investment performance goals and retaining and attracting assets under management, and for portfolio manager Bergene, on developing competitive products, managing existing products, and selecting and monitoring subadvisers for RiverSource funds. In addition, subject to certain vesting requirements, the compensation of portfolio managers Joy, Keeley and Truscott, includes an annual award based on the performance of Ameriprise Financial over rolling three-year periods. RiverSource Investments' portfolio managers are provided with a benefit package including life insurance, health insurance and participation in the company's 401(k) plan comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.


(30) Portfolio manager compensation is typically comprised of (i) a base salary,
     (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, institutional portfolios and hedge funds. Funding for the bonus pool for equity portfolio managers is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts*, and by the short term (typically one-year) and long-term (typically three year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool for fixed income portfolio managers is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one year) and long-term (typically three year) performance of those accounts in relation to applicable benchmarks or the relevant peer group universe. Bonus pool funding for Lynn Hopton and Yvonne Stevens, is based upon a percentage of profits generated by the institutional portfolios they manage. Lynn Hopton and Yvonne Stevens may also be paid from a bonus pool based upon the performance of the mutual fund(s) they manage. Funding for this bonus pool is determined by a percentage of the aggregate assets under management in the mutual fund(s) they manage, and by the short term (typically one-year) and long-term (typically three year) performance of the mutual fund(s) in relation to the relevant peer group universe. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers, plus, where applicable, a percentage of performance fees earned on the hedge funds or accounts they support as research analysts*.


     Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. In addition, where portfolio managers invest in a hedge fund managed by the investment manager, they receive a cash reimbursement for the fees charged on their hedge fund investments. Senior management of RiverSource Investments does not have discretion over the size of the bonus pool related to institutional portfolios managed by Lynn Hopton and Yvonne Stevens. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance,

---------------

* The portfolio managers that currently support funds as research analysts are:
  Clay Hoes, Julene Melquist and Nina Hughes.


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

     health insurance, and participation in company 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.


(31) As an employer, UBS Global Asset Management operates within a highly competitive compensation environment. To review industry comparatives, we measure our compensation structures against benchmark data of competitors provided by McLagan Partners, the industry standard provider for compensation measurement and assessment, on an annual basis. We also perform compensation analysis on an as-needed basis, e.g., when bringing new employees into the organization, or when the market shifts and we need to consider adjustments for retention purposes. Our Global Head of Compensation works closely with our parent company and various data sources to validate our procedures and assumptions.



     Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:



     1. Competitive salary, benchmarked annually to maintain very competitive compensation opportunities.



     2. Annual bonus, tied to individual contributions and investment performance.



     3. Analyst incentives, tied to performance of model portfolios.



     4. UBS equity awards, promoting company-wide success and employee retention.



     Base salary is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.



     Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. We strongly believe that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns our investment professionals' interests with those of our clients.



     Analyst Incentives. Because we value our proprietary research, we have designed a compensation system that has made investment analysis a highly regarded career within our firm. Grouped into 12 global sector teams, our analysts manage model portfolios in global and local sectors. Our portfolio managers use the model sector portfolios to build actual client portfolios. Analyst incentives are tied to the performance of the model portfolios, which we evaluate over rolling three-year periods. One-third of each analyst's rating is based upon the performance of the model global sector portfolio; one-third on the model local sector portfolio; and one-third is a qualitative assessment of their contribution. We believe that this system closely aligns our analysts' incentives with our clients.



     UBS AG equity. Many of our senior investment professionals are required to defer a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. Not only does this reinforce the critical importance of creating long-term business value, it also serves as an effective retention tool as the equity shares typically vest over a number of years.



     Broader equity share ownership is encouraged for all employees through "Equity Plus". This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS stock options are given for each share acquired and held for two years. We feel this engages our employees as partners in the firm's success, and helps to maximize our integrated business strategy.


(32) Turner's investment professionals receive a base salary commensurate with their level of experience. Turner's goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is based on the performance of each


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

     individual's sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity ownership and equity owners share the firm's profits. Most of the members of the Investment Team and all Portfolio Managers for The Funds, are equity owners of Turner. This compensation and ownership structure provides incentive to attract and retain highly qualified people, as each member of the firm has the opportunity to share directly in the accomplishments of the business.

     The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, "good will" factors including teamwork, interpersonal relations, the individual's contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals' compensation. The CIO is also responsible for identifying investment professionals that should be considered for equity ownership on an annual basis.

(33) The professionals at Essex are compensated by a three-tiered approach. First, all of the investment professionals have industry-competitive base salaries and receive a percentage of the firm's profits through a profit-sharing/pension plan. Second, Essex's professionals receive a year-end bonus based on the portfolio's performance on an absolute basis as well as relative to our peers and benchmarks. Third, Essex offers a competitive benefit package including comprehensive family health coverage.

     Portfolio managers, specifically those that are Principals of the firm, are evaluated on the basis of two components: (1) overall performance of the firm and (2) performance of his or her managed portfolios. Overall performance of the firm is the overriding measure by which Principals are evaluated. A lesser weighting, but certainly one of importance, is the portfolio's performance, which is measured in terms of absolute, benchmark-relative and competitor-relative performance.

     An analyst's evaluation consists of three components: the performance of the portfolio, production/work ethic/communications, and teamwork. The performance of the portfolio is measured in terms of both absolute performance, as well as relative performance to that of the comparative benchmark and peer group. Productivity, work ethic, and communication is very much a qualitative measure and is first and foremost a comprehensive assessment of how individual analysts generate stock ideas. It is an assessment of the number of names that are looked at, knowledge of those names, the frequency with which the analyst's recommendations are incorporated into the portfolio and the analyst's overall preparedness for coverage meetings. Teamwork is another rather qualitative element of the evaluation. It is a measurement of an individual analyst's functioning within the team largely in terms of cooperation, collaboration, and the sharing of ideas. An analyst's evaluation plays a part, in addition to the performance of the overall firm, in determining the size of his or her bonus, which typically ranges from 25% - 150% of base salary.

     Each trader at Essex is evaluated annually by the firm's Chief Executive Officers. The two Chief Executive Officers examine several factors such as: number of errors, obtaining best execution, opinions of our portfolio managers, etc. A trader's performance evaluation contributes to 25% - 30% of his or her total pay.

     As an added retention mechanism, Essex offers ownership to both existing and prospective employees. The current ownership structure allows Essex to capitalize a portion of its free cash flow each year and transform it into stock ownership. Essex envisions granting ownership as an additional incentive to the employees who contribute the greatest to the firm's future success. We feel that our compensation structure is extremely competitive when compared with other firms in the industry.

     Finally, Essex offers a deferred compensation plan for certain employees by way of granting them a Special Recognition Award.

     Essex maintains a fundamental team approach that encourages continuity among its investment professionals and makes a conscious effort to reward its team members accordingly. Our investment professionals are continuously motivated by our compensation structure, competitive personnel benefit packages, and entrepreneurial-like culture.


(34) Dr. David Goldsmith is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and



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


     performance. For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated "Strategies." The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy's designated benchmark (i.e., with respect to the Fund's Strategy, Russell 2000 Growth Index). Dr. Goldsmith is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks. Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ. The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation. The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting. The Strategy to which the Fund is assigned and the other Strategies in the same group receive higher weighting than Strategies in the other group. As a separate matter, pursuant to the terms of a business acquisition agreement, investment professionals hired before the acquisition may receive additional consideration based on the achievement of specified revenue targets.


(35) Messrs. Hurwitz and Kelley are both equity owners of Kenwood. Their compensation consists of a salary, plus a pro rata share of the annual net earnings of Kenwood, some of which derives from fees paid by the fund. Messrs. Hurwitz and Kelley are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of Kenwood. Messrs. Hurwitz and Kelley are also eligible for certain benefits that are available to all equity owners of Kenwood.

(36) The compensation of American Century's portfolio managers is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors, such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

     Base Salary

     Portfolio managers receive base pay in the form of a fixed annual salary.

     Bonus

     A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

     With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. This is the case for the Small Cap Equity Fund.

     In some cases, the performance of a tracking portfolio is not separately considered. Rather, the performance of the policy portfolio is the key metric. This is the case for the Aggressive Growth Fund.

     A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products


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

     managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

     A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

     Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. (ACC), the advisor's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the advisor's ability to pay.

     Restricted Stock Plans

     Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

     Deferred Compensation Plans

     Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

(37) GSAM's Growth Team's (the "Growth Team") compensation packages for its portfolio managers are comprised of a base salary and performance bonus. The performance bonus is first and foremost tied to the Growth Team's pre-tax performance for its clients and the Growth Team's total revenues for the past year which in part is derived from advisory fees and for certain accounts, performance based fees. The Growth Team measures its performance on a market cycle basis which is typically measured over a three to seven year period, rather than being focused on short term gains in its strategies or short term contributions from a portfolio manager in any given year.

     The performance bonus for portfolio managers is significantly influenced by the following criteria: (1) whether the team performed consistently with objectives and client commitments; (2) whether the team's performance exceeded performance benchmarks over a market cycle; (3) consistency of performance across accounts with similar profiles; and (4) communication with other portfolio managers within the research process. Benchmarks for measuring performance can either be broad based or narrow based indices which will vary based on client expectations.

     The Growth Team also considers each portfolio manager's individual performance, his or her contribution to the overall performance of the strategy long-term and his/her ability to work as a member of the Team. The Growth Team's decision may also be influenced by the following: the performance of GSAM, the profitability of Goldman, Sachs & Co. ("Goldman Sachs") and anticipated compensation levels among competitor firms.

     Other Compensation. In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including: (i) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman Sachs makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

     Certain GSAM portfolio managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.

(38) The funds pay Wellington Management a fee based on the assets under management of the fund as set forth in the Subadvisory Agreement between Wellington Management and Ameriprise Financial, Inc. with respect to each fund. Wellington Management pays its investment professionals out of its total revenues and other


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

     resources, including the advisory fees earned with respect to each fund. The following information relates to the fiscal year ended May 31, 2006.

     Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management's compensation of the portfolio managers includes a base salary and incentive components. The base salary for each portfolio manager who is a partner of Wellington Management is determined by the Managing Partners of the firm. A partner's base salary is generally a fixed amount that may change as a result of an annual review. The base salary for all other portfolio managers is determined by their experience and performance in their role as portfolio manager. Base salaries for employees are reviewed annually and may be adjusted based on the recommendation of the portfolio manager's business manager, using guidelines established by Wellington Management's Compensation Committee, which has final oversight responsibility for base salaries for employees. Each portfolio manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the fund managed by the portfolio manager and generally each other portfolio managed by such portfolio manager. Each portfolio manager's incentive payment relating to the Funds is linked to the gross pre-tax performance of the Funds compared to the benchmark or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive structures (although the benchmarks or peer groups, time periods and rates may differ) to other portfolios managed by the portfolio manager, including portfolios with performance fees. Portfolio-based incentives across all portfolios managed by a portfolio manager can, and typically do, represent a significant portion of a portfolio manager's overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. Some portfolio managers are also eligible for bonus payments based on their overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than portfolio performance. Each partner of Wellington Management is also eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula, as a partner of the firm. Mr. Abrams, Boselli and Shilling are partners of the firm.

         --------------------------------------------------------------------
                       FUND                 BENCHMARK INDEX AND/OR PEER GROUP
         --------------------------------------------------------------------
          Small Cap Equity Fund             Russell 2000 Index
         --------------------------------------------------------------------
          Fundamental Growth Fund           Russell 1000 Growth Index
         --------------------------------------------------------------------

(39) Kenneth Feinberg's compensation as a Davis Advisors employee consists of
     (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors' profits, (iii) awards of equity ("Units") in Davis Advisors including Units, options on Units, and/or phantom Units, and (iv) an incentive plan whereby Davis Advisors purchases shares in selected funds managed by Davis Advisors. At the end of specified periods, generally five years following the date of purchase, some, all, or none of the fund shares will be registered in the employee's name based on fund performance after expenses on a pre-tax basis versus the S&P 500 Index and versus peer groups as defined by Morningstar or Lipper. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

     Christopher Davis's annual compensation as an employee of Davis Advisors consists of a base salary. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

(40) Lord Abbett compensates its portfolio managers on the basis of salary, bonus and profit sharing plan contributions. The level of compensation takes into account the portfolio manager's experience, reputation and competitive market rates.

     Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors. These factors include the portfolio manager's investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns, and similar factors. Investment results are evaluated based on an assessment of the portfolio manager's three- and five-year investment returns on a pre-tax basis vs. both the appropriate style benchmarks and the appropriate peer group rankings. Finally, there is a component of the bonus that reflects leadership and management of the


Statement of Additional Information - May 30, 2007                     Page  143
     investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the portfolio manager's assets under management, the revenues generated by those assets, or the profitability of the portfolio manager's unit. Lord Abbett does not manage hedge funds. Lord Abbett may designate a bonus payment of a manager for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan's earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses portfolio managers on the impact their fund's performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

     Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to a portfolio manager's profit-sharing account are based on a percentage of the portfolio manager's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

(41) All employees at Donald Smith & Co., Inc. are compensated on incentive plans. The compensation for portfolio managers, analysts and traders at Donald Smith consists of a base salary, a partnership interest in the firm's profits, and possibly an additional, discretionary bonus. This discretionary bonus can exceed 100% of the base salary if performance for clients exceeds established benchmarks. The current benchmark utilized is the Russell 2000 Value Index. Additional distribution of firm ownership is a strong motivation for continued employment at Donald Smith & Co., Inc. Administrative personnel are also given a bonus as a function of their contribution and the profitability of the firm.

(42) FPA's portfolio managers are encouraged and expected to work as a team. Compensation is commensurate with their performance and that of the firm. The percentage of compensation derived from base salary, bonus and other incentives varies widely across the firm and is dependent on the area of responsibility and seniority of the employee.

     FPA feels that the salary component of its compensation structure is competitive with other investment managers. All of our investment professionals participate in a deferred compensation arrangement; they receive a share of the firm's profits which are allocated to an account, payable at a future point in time, provided they remain with the firm.


(43) In addition to base salary, all portfolio managers and analysts share in a bonus pool that is distributed semi-annually. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.



     The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at the Adviser will increase over time, if and when assets continue to grow through competitive performance.


(44) Metropolitan West's compensation system is designed not only to attract and retain experienced, highly qualified investment personnel, but also to closely align employees' interests with clients' interests. Compensation for investment professionals consists of a base salary, bonus, generous benefits and, in some cases, ownership. Benefits include a comprehensive insurance benefits program (medical, vision and dental), 401(k) plan and profit-sharing plan. For those individuals who do not have an ownership interest in the firm, a material portion of each such professional's annual compensation is in the form of a bonus tied to results relative to clients' benchmarks and overall client satisfaction. Bonuses may range from 20% to over 100% of salary.


Statement of Additional Information - May 30, 2007                     Page  144

     Metropolitan West's compensation system is not determined on an account-specific basis. Rather, bonuses are tied to overall firm profitability and composite performance relative to the benchmark. The primary benchmark for the Small Cap Intrinsic Value strategy is the Russell 2000 Value Index. To reinforce long-term focus, performance is measured over Metropolitan West's investment horizon (typically two to three years). Analysts are encouraged to maintain a long-term focus and are not compensated for the number of their recommendations that are purchased in the portfolio. Rather, their bonuses are tied to overall strategy performance.

     Messrs. Lisenbee and Gleicher are owners of Metropolitan West. As such, their compensation consists of a fixed salary and participation in the firm's profits.

(45) The portfolio manager's compensation as a Threadneedle Investments employee consists of (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. Funding for the bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one year) and long-term (typically three year) performance of the accounts compared to applicable benchmarks. Senior management of Threadneedle Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his/her performance as an employee. Threadneedle Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company pension plan, comparable to that received by other Threadneedle Investments employees. Depending upon their job level, Threadneedle Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all Threadneedle Investments employees at the same job level.

(46) As of October 31, 2006, the portfolio managers receive all of their compensation from Columbia WAM and its parent company. P. Zachary Egan, and Louis J. Mendes each received compensation in the form of salary and bonus. In addition, Mr. Egan received a distribution in connection with his association with Columbia WAM prior to its acquisition in September 2000 and Columbia WAM's recent performance. Mr. Mendes participated in a supplemental pool for Columbia WAM employees that was established in connection with the acquisition of Columbia WAM and was based on Columbia WAM's recent performance.

     All analysts and portfolio managers have performance benchmarks. Analyst performance is compared to assigned industry or region stock performance within benchmark indices while portfolio manager performance is compared to entire benchmark indices. Performance compared to benchmark indices is the dominant performance evaluation factor for all analysts and managers. Industry (or country) weighting recommendations are the second most important factor for analysts. Other factors are assets managed, new analyst mentoring, teamwork, and managerial, marketing, compliance and other qualitative contributions.

     Analysts and managers are positioned in a number of compensation tiers based on cumulative performance. Excellent performance results in advancement to a higher tier each two or three years, until the highest tier is reached. Higher tiers have higher base compensation levels and wider bonus ranges. While cumulative performance places analysts and managers in tiers, current year performance drives changes in cash bonus levels. Cash incentive bonuses vary by tier, and can range between a fraction of base pay to several times base pay; the objective being to provide very competitive total compensation for high performers.

     Typically, a very high proportion of an analyst's or manager's bonus is paid in cash with a smaller proportion going into an investment program where the employee can select Columbia mutual funds as their investment vehicle. Bank of America restricted stock or options may also be part of an individual's compensation. These mutual fund investments and Bank of America restricted stock or options vest over three years.

(47) Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10%


Statement of Additional Information - May 30, 2007                     Page  145
     weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

     - Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate.

     - Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

     - Versus the peer group, incentive payout starts at 49th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods. 15% of incentive payout is achieved at 49th percentile. No payout is realized if performance is below 50th percentile.

     As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.

(48) The portfolio managers' cash compensation is comprised primarily of a market-based salary and incentive compensation plans (annual and long term incentive). Funding for the TBCAM Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall TBCAM profitability. Therefore, all bonus awards are based initially on TBCAM's financial performance. The portfolio managers are eligible to receive annual cash bonus awards from the Annual Incentive Plan. Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary ("target awards"). Annual awards are determined by applying multiples to this target award (0-2 times target award represents a portfolio manager's range of opportunity) and are capped at a maximum range of incentive opportunity for the job category. Awards are 100% discretionary and regardless of performance will be subject to pool funding availability. Awards are paid in cash on an annual basis. A significant portion of the target opportunity awarded is based upon the one-year and three-year (weighted more heavily) pre-tax performance of the portfolio manager's accounts relative to the performance of the appropriate Lipper and Callan peer groups. Other factors considered in determining the award are individual qualitative performance and the asset size and revenue growth of the products managed.

     For research analysts and other investment professionals, awards are distributed to the respective product teams (in the aggregate) based upon product performance relative to TBCAM-wide performance measured on the same basis as described above. Further allocations are made to specific team members by the product portfolio manager based upon sector contribution and other qualitative factors.

     All portfolio managers and analysts are also eligible to participate in the TBCAM Long Term Incentive Plan. This plan provides for an annual award, payable in cash after a three-year cliff vesting period. The value of the award increases during the vesting period based upon the growth in TBCAM's net income (capped at 20% and with a minimum payout of the Mellon 3 year CD rate).

(49) MCM's portfolio managers are generally subject to the compensation structure applicable to all MCM employees. As such, Mr. Gendelman's compensation consists of a base salary (reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on two primary factors:
     (1) MCM's overall profitability for the period, and (2) individual achievement and contribution.

     Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services. Portfolio managers do not receive special consideration based on the performance of particular accounts. Exceptional individual efforts are rewarded through greater participation in the bonus pool. Portfolio manager compensation comes solely from MCM.

     Although MCM may compare account performance with relevant benchmark indices, portfolio manager compensation is not directly tied to achieving any pre-determined or specified level of performance. In order to encourage a long-term time horizon for managing portfolios, MCM seeks to evaluate the portfolio manager's individual performance over periods longer than the immediate compensation period. In addition, portfolio managers are compensated based on other criteria, including effectiveness of leadership within MCM's


Statement of Additional Information - May 30, 2007                     Page  146

     Investment Team, contributions to MCM's overall investment performance, discrete securities analysis, and other factors.

     In addition to his salary and bonus, Mr. Gendelman may participate in other MCM benefits to the same extent and on the same basis as other MCM employees.

(50) AllianceBernstein's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in the level of assets under management. Investment professionals' annual compensation is comprised of the following:

     (i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary (determined at the outset of employment based on level of experience), does not change significantly from year-to-year, and hence, is not particularly sensitive to performance.

     (ii) Discretionary incentive compensation in the form of an annual cash bonus: AllianceBernstein's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein's leadership criteria.

     (iii) Discretionary incentive compensation in the form of awards under AllianceBernstein's Partners Compensation Plan ("deferred awards"):
           AllianceBernstein's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of AllianceBernstein's clients and mutual fund shareholders with respect to the performance of those mutual funds. AllianceBernstein also permits deferred award recipients to allocate up to 50% of their award to investments in AllianceBernstein's publicly traded equity securities (prior to 2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of AllianceBernstein's Master Limited Partnership Units).

     (iv)  Contributions under AllianceBernstein's Profit Sharing/401(k) Plan:
           The contributions are based on AllianceBernstein's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

(51) Compensation for AIGGIC portfolio managers has both a salary and a bonus component. The salary component is a fixed base salary, which is generally based upon several factors, including experience and market levels of salary for such position. The bonus component is based both on a portfolio manager's


Statement of Additional Information - May 30, 2007                     Page  147
     individual performance and the organizational performance of AIGGIC. The bonus component is generally calculated as follows: (1) 60% is linked to the management of a portfolio manager's funds; (2) 20% is based on AIGGIC's profitability; and (3) 20% is determined on a discretionary basis (including individual qualitative goals). For the 60% component, the measures for a portfolio manager may vary according to the day-to-day responsibilities of a particular portfolio manager. The measures comprise any combination of (a) total return measures, (b) benchmark measures and
     (c) peer group measures. Any long-term compensation may include stock options and restricted stock units, both having vesting schedules.

(52) Portfolio manager compensation includes a combination of base salary, annual bonus and long-term incentive compensation, as well as a generous benefits package made available to all Batterymarch employees on a non-discretionary basis.

     The bonus and long term incentive compensation is discretionary compensation; the amount of such awards is determined on an annual basis following the completion of the firm's fiscal year. The overall "pool" of discretionary compensation is based on the profitability of the firm for each fiscal year. Individual allocation to portfolio managers is based on several factors, including:

     - Short term and longer term investment performance of the product that the portfolio manager works on. Longer term performance is generally three to five year performance. Performance is evaluated on an aggregate product basis that the portfolio manager is responsible for and is not analyzed by any individual client portfolio, such as the Fund. The analysis of this performance is based on comparison to an appropriate published index for a particular product as well as a comparison to a group of peer managers. There is no fixed formula used in this analysis;

     - Portfolio manager assistance in servicing clients; and

     - Portfolio manager contribution to new business development.

     Portfolio manager compensation is not tied to, nor increased or decreased as the result of, any performance fees that may be earned by Batterymarch. As noted above, compensation is not impacted by the investment performance of any one client account; all performance analysis is reviewed on an aggregate product basis. Portfolio managers do not receive a percentage of the revenue earned on any of Batterymarch's client portfolios.

(53) Ron Mushock and Kevin McCreesh are partners of the firm and co-Portfolio managers for the strategy. Employee-owners receive income distributions scaled to the company's profit margins. Other investment professionals are compensated with both a competitive salary and an annual performance bonus determined by their contribution to our investment process and its results. Other factors influencing the performance bonus include overall growth and profitability of the firm and client service responsibilities. Systematic's ability to offer equity ownership to senior professionals also provides a significant incentive for our investment team. Moreover, Messrs. Mushock and McCreesh are provided with a benefits package, including health insurance, and participation in a company 401(k) plan, comparable to that received by other Systematic employees.

(54) WEDGE's incentive compensation has been structured to reward all professionals for their contribution to the growth and profitability of the firm. General Partners are compensated via a percentage of the firm's net profitability. Other investment professionals' compensation is based on similar criteria including relative short and long-term portfolio performance as compared to both the index and a universe of peer managers.


Statement of Additional Information - May 30, 2007                     Page  148

ADMINISTRATIVE SERVICES



Each fund listed in the table below has an Administrative Services Agreement with Ameriprise Financial. Under this agreement, the fund pays Ameriprise Financial for providing administration and accounting services. The fee is calculated as follows:


            TABLE 21. ADMINISTRATIVE SERVICES AGREEMENT FEE SCHEDULE


---------------------------------------------------------------------------------------------------------------------------------
                                                              ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                          ---------------------------------------------------------------------------------------
                                                            $500,000,001 -  $1,000,000,001 -  $3,000,000,001 -
                 FUND*                    $0 - 500,000,000  1,000,000,000    3,000,000,000    $12,000,000,000   12,000,000,001 +
---------------------------------------------------------------------------------------------------------------------------------
 Absolute Return Currency and Income      0.080%            0.075%          0.070%            0.060%            0.050%
 Disciplined International Equity
 Disciplined Small Cap Value
 Emerging Markets
 Emerging Markets Bond
 European Equity
 Global Bond
 Global Equity
 International Aggressive Growth
 International Equity
 International Opportunity
 International Select Value
 International Small Cap
 Small Cap Advantage
 Small Cap Equity
 Small Cap Growth
 Small Cap Value
 Small Company Index
 Strategic Allocation
---------------------------------------------------------------------------------------------------------------------------------
 California Tax-Exempt                    0.070%            0.065%          0.060%            0.050%            0.040%
 Core Bond
 Diversified Bond
 Floating Rate
 High-Yield Bond
 Income Opportunities
 Inflation Protected
 Intermediate Tax-Exempt
 Limited Duration Bond
 Massachusetts Tax-Exempt
 Michigan Tax-Exempt
 Minnesota Tax-Exempt
 New York Tax-Exempt
 Ohio Tax-Exempt
 Short Duration U.S. Government
 Strategic Income Allocation
 Tax-Exempt Bond
 Tax-Exempt High Income
 U.S. Government Mortgage
---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                     Page  149

---------------------------------------------------------------------------------------------------------------------------------
                                                              ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                          ---------------------------------------------------------------------------------------
                                                            $500,000,001 -  $1,000,000,001 -  $3,000,000,001 -
                 FUND*                    $0 - 500,000,000  1,000,000,000    3,000,000,000    $12,000,000,000   12,000,000,001 +
---------------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth                        0.060%            0.055%          0.050%            0.040%            0.030%
 Balanced
 Cash Management
 Disciplined Equity
 Disciplined Large Cap Growth
 Disciplined Small and Mid Cap Equity
 Diversified Equity Income
 Dividend Opportunity
 Equity Value
 Fundamental Growth
 Fundamental Value
 Global Technology
 Growth
 Large Cap Equity
 Large Cap Value
 Mid Cap Growth
 Mid Cap Value
 Precious Metals and Mining
 Real Estate
 S&P 500 Index
 Select Value
 Tax-Exempt Money Market
 Value
---------------------------------------------------------------------------------------------------------------------------------
 Income Builder Basic Income              0.020%            0.020%          0.020%            0.020%            0.020%
 Income Builder Enhanced Income
 Income Builder Moderate Income
 Portfolio Builder Aggressive
 Portfolio Builder Conservative
 Portfolio Builder Moderate
 Portfolio Builder Moderate Aggressive
 Portfolio Builder Moderate Conservative
 Portfolio Builder Total Equity
 Retirement Plus 2010
 Retirement Plus 2015
 Retirement Plus 2020
 Retirement Plus 2025
 Retirement Plus 2030
 Retirement Plus 2035
 Retirement Plus 2040
 Retirement Plus 2045
---------------------------------------------------------------------------------------------------------------------------------



 * Administrative services for Short-Term Cash Fund are included in that fund's transfer agent agreement.



Statement of Additional Information - May 30, 2007                     Page  150

The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day. Fees paid in each of the last three fiscal periods are shown in the table below. The table also shows the daily rate applied to each fund's net assets as of the last day of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                         TABLE 22. ADMINISTRATIVE FEES


--------------------------------------------------------------------------------------------------------------------------------
                                                                  ADMINISTRATIVE SERVICES FEES PAID IN             DAILY RATE
                                                          ----------------------------------------------------     APPLIED TO
                          FUND                                  2007              2006              2005          FUND ASSETS
--------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Aggressive                                      $86,301           $51,235        $13,785(a)            0.020%
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Conservative                                     24,051            17,895          5,969(a)             0.020
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate                                        138,034            85,545         23,460(a)             0.020
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate Aggressive                             172,602           104,658         28,002(a)             0.020
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate Conservative                            50,763            34,371         10,779(a)             0.020
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Total Equity                                     76,312            41,435         10,959(a)             0.020
--------------------------------------------------------------------------------------------------------------------------------
 S&P 500 Index                                                     153,231           222,321           319,791             0.060
--------------------------------------------------------------------------------------------------------------------------------
 Small Company Index                                               867,030           861,455           784,439             0.077
--------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------------------
 Equity Value                                                      674,042           558,514           454,202             0.056
--------------------------------------------------------------------------------------------------------------------------------
 Precious Metals and Mining                                         67,215            50,123            51,848             0.060
--------------------------------------------------------------------------------------------------------------------------------
 Small Cap Advantage                                               534,163           568,712           491,869             0.079
--------------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth                                                  173,239           180,537           224,042             0.080
--------------------------------------------------------------------------------------------------------------------------------
                                                                2006              2005              2004
 FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2010                                                  N/A               N/A               N/A               N/A
--------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2015                                                  N/A               N/A               N/A               N/A
--------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2020                                                  N/A               N/A               N/A               N/A
--------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2025                                                  N/A               N/A               N/A               N/A
--------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2030                                                  N/A               N/A               N/A               N/A
--------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2035                                                  N/A               N/A               N/A               N/A
--------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2040                                                  N/A               N/A               N/A               N/A
--------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2045                                                  N/A               N/A               N/A               N/A
--------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth                                                 130,418            24,630             7,449             0.059
--------------------------------------------------------------------------------------------------------------------------------
 Fundamental Growth                                                 83,643            31,978             6,428             0.060
--------------------------------------------------------------------------------------------------------------------------------
 Fundamental Value                                                 658,982           458,121           271,928             0.057
--------------------------------------------------------------------------------------------------------------------------------
 High Yield Bond                                                 1,328,295         1,219,476         1,227,227             0.064
--------------------------------------------------------------------------------------------------------------------------------
 Income Builder Basic Income                                        581(b)               N/A               N/A             0.020
--------------------------------------------------------------------------------------------------------------------------------
 Income Builder Enhanced Income                                   1,226(b)               N/A               N/A             0.020
--------------------------------------------------------------------------------------------------------------------------------
 Income Builder Moderate Income                                   1,394(b)               N/A               N/A             0.020
--------------------------------------------------------------------------------------------------------------------------------
 Select Value                                                      443,873           427,460           240,301             0.059
--------------------------------------------------------------------------------------------------------------------------------
 Short Duration U.S. Government                                    821,082           960,018         1,317,413             0.067
--------------------------------------------------------------------------------------------------------------------------------
 Small Cap Equity                                                  205,335           129,820            88,061             0.080
--------------------------------------------------------------------------------------------------------------------------------
 Small Cap Value                                                   858,118           824,914           676,121             0.077
--------------------------------------------------------------------------------------------------------------------------------
 U.S. Government Mortgage                                          172,175           152,145           204,741             0.070
--------------------------------------------------------------------------------------------------------------------------------
 Value                                                             285,079           285,752           228,212             0.060
--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                     Page  151

--------------------------------------------------------------------------------------------------------------------------------
                                                                  ADMINISTRATIVE SERVICES FEES PAID IN             DAILY RATE
                                                          ----------------------------------------------------     APPLIED TO
                          FUND                                  2006              2005              2004          FUND ASSETS
--------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------------------
 Dividend Opportunity                                              658,242           406,110           415,515             0.056
--------------------------------------------------------------------------------------------------------------------------------
 Real Estate                                                        91,341            41,449          2,235(c)             0.060
--------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------------------
 Cash Management                                                 1,741,492         1,016,703         1,171,667             0.050
--------------------------------------------------------------------------------------------------------------------------------
 Core Bond                                                         133,655            78,241            38,539             0.070
--------------------------------------------------------------------------------------------------------------------------------
 Disciplined Equity                                                496,810            29,441             6,521             0.054
--------------------------------------------------------------------------------------------------------------------------------
 Disciplined Small and Mid Cap Equity                             1,143(d)               N/A               N/A             0.060
--------------------------------------------------------------------------------------------------------------------------------
 Disciplined Small Cap Value                                      4,615(e)               N/A               N/A             0.080
--------------------------------------------------------------------------------------------------------------------------------
 Floating Rate                                                   46,916(e)               N/A               N/A             0.070
--------------------------------------------------------------------------------------------------------------------------------
 Growth                                                          1,791,547         1,370,094         1,523,915             0.051
--------------------------------------------------------------------------------------------------------------------------------
 Income Opportunities                                              253,936           164,038            81,849             0.070
--------------------------------------------------------------------------------------------------------------------------------
 Inflation Protected Securities                                    169,778            61,197          6,834(f)             0.070
--------------------------------------------------------------------------------------------------------------------------------
 Large Cap Equity                                                2,119,930           860,387           212,114             0.051
--------------------------------------------------------------------------------------------------------------------------------
 Large Cap Value                                                    78,248            67,667            41,856             0.060
--------------------------------------------------------------------------------------------------------------------------------
 Limited Duration Bond                                             133,102            88,881            53,771             0.070
--------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------------------
 California Tax-Exempt(g)                                          149,235            87,771           100,323             0.070
--------------------------------------------------------------------------------------------------------------------------------
 Diversified Bond                                                1,698,244         1,259,427         1,460,195             0.069
--------------------------------------------------------------------------------------------------------------------------------
 Massachusetts Tax-Exempt(g)                                        49,506            30,362            37,526             0.070
--------------------------------------------------------------------------------------------------------------------------------
 Michigan Tax-Exempt(g)                                             40,475            23,283            30,016             0.070
--------------------------------------------------------------------------------------------------------------------------------
 Minnesota Tax-Exempt(g)                                           286,050           163,503           176,718             0.070
--------------------------------------------------------------------------------------------------------------------------------
 New York Tax-Exempt(g)                                             57,973            36,031            43,576             0.070
--------------------------------------------------------------------------------------------------------------------------------
 Ohio Tax-Exempt(g)                                                 40,235            24,486            31,477             0.070
--------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------------------
 Balanced                                                          697,753           524,986           588,644             0.056
--------------------------------------------------------------------------------------------------------------------------------
 Disciplined Large Cap Growth*                                         N/A               N/A               N/A               N/A
--------------------------------------------------------------------------------------------------------------------------------
 Diversified Equity Income                                       2,960,505         1,216,876           942,358             0.045
--------------------------------------------------------------------------------------------------------------------------------
 Mid Cap Value                                                     854,082           385,071           170,293             0.054
--------------------------------------------------------------------------------------------------------------------------------
 Strategic Allocation                                              948,662           383,942           390,084             0.075
--------------------------------------------------------------------------------------------------------------------------------
 Strategic Income Allocation                                           N/A               N/A               N/A               N/A
--------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------------------
 Absolute Return Currency and Income                             15,823(h)               N/A               N/A             0.080
--------------------------------------------------------------------------------------------------------------------------------
 Disciplined International Equity                                14,739(i)               N/A               N/A             0.080
--------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets                                                  406,991           351,359           271,857             0.080
--------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Bond                                           21,248(j)               N/A               N/A             0.080
--------------------------------------------------------------------------------------------------------------------------------
 European Equity                                                    89,350            75,504            78,835             0.080
--------------------------------------------------------------------------------------------------------------------------------
 Global Bond                                                       412,783           342,324           314,640             0.080
--------------------------------------------------------------------------------------------------------------------------------
 Global Equity                                                     532,772           305,907           284,795             0.078
--------------------------------------------------------------------------------------------------------------------------------
 Global Technology                                                 101,197           112,326           131,702             0.060
--------------------------------------------------------------------------------------------------------------------------------
 International Aggressive Growth                                   347,819           240,889           149,750             0.080
--------------------------------------------------------------------------------------------------------------------------------
 International Equity                                              146,048           127,687            88,536             0.080
--------------------------------------------------------------------------------------------------------------------------------
 International Opportunity                                         470,847           331,818           255,871             0.079
--------------------------------------------------------------------------------------------------------------------------------
 International Select Value                                      1,306,775           861,655           549,050             0.074
--------------------------------------------------------------------------------------------------------------------------------
 International Small Cap                                            83,383            74,264            46,103             0.080
--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                     Page  152

--------------------------------------------------------------------------------------------------------------------------------
                                                                  ADMINISTRATIVE SERVICES FEES PAID IN             DAILY RATE
                                                          ----------------------------------------------------     APPLIED TO
                          FUND                                  2006              2005              2004          FUND ASSETS
--------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------------------
 Intermediate Tax-Exempt                                            74,912            64,053            69,058             0.070
--------------------------------------------------------------------------------------------------------------------------------
 Mid Cap Growth                                                    946,943         1,023,124         1,056,445             0.056
--------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Bond                                                   544,894           321,037           323,368             0.068
--------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt High Income                                          2,064,819         1,505,060         1,447,459             0.062
--------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Money Market                                            69,922            42,768            45,528             0.060
--------------------------------------------------------------------------------------------------------------------------------


 * As of the date of this SAI, the fund has not passed its first fiscal year end, and therefore has no reporting information.

 (a) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
 (b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
 (c) For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.
 (d) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.
 (e) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.
 (f) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.
 (g) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.
 (h) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.
 (i) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.
 (j) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.

Third parties with which Ameriprise Financial contracts to provide services for the fund or its shareholders may pay a fee to Ameriprise Financial to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the fund.


Statement of Additional Information - May 30, 2007                     Page  153

TRANSFER AGENCY SERVICES



Each fund has a Transfer Agency Agreement with RiverSource Service Corporation (the "transfer agent") located at 734 Ameriprise Financial Center, Minneapolis, MN 55474. This agreement governs RiverSource Service Corporation's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the fund's shares. For Short-Term Cash Fund, the agreement also governs RiverSource Service Corporation's responsibility for performing all administrative, accounting, treasury and other services of whatever nature required in connection with the administration of the fund.


CLASS A, CLASS B, CLASS C AND CLASS D. For Class A, Class B, Class C and Class D, RiverSource Service Corporation will earn a fee from the fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The fund will pay on the basis of the relative percentage of net assets of each class of shares, first allocating the base fee (equal to Class A shares) across share classes, and then allocating the incremental per share class fee, based on the number of shareholder accounts. The fee varies depending on the investment category of the fund. You can find your fund's investment category in Table 1.

                BALANCED, EQUITY, FUNDS-OF-FUNDS - EQUITY FUNDS
The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows:

   Class A   Class B   Class C   Class D
   -------   -------   -------   -------
   $19.50..  $20.50    $20.00    $19.50

         FUNDS-OF-FUNDS - FIXED INCOME, STATE TAX-EXEMPT FIXED INCOME,

              TAXABLE FIXED INCOME, TAX-EXEMPT FIXED INCOME FUNDS
The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows:

   Class A   Class B   Class C
   -------   -------   -------
   $20.50..  $21.50    $21.00

                               MONEY MARKET FUNDS

For Cash Management Fund and Tax-Exempt Money Market Fund, the annual per account fee accrued daily and payable monthly, for the applicable classes is as follows. The fee for Tax-Exempt Money Market Fund, which does not have separate classes of shares, is the same as that applicable to Class A:


   Class A   Class B   Class C
   -------   -------   -------
   $22.00..  $23.00    $22.50


For Short-Term Cash Fund, the fee is determined by multiplying the number of shareholder accounts at the end of the day by a rate of $1.00 per year and dividing by the number of days in that year.


CLASS E, CLASS R2, CLASS R3, CLASS R4, CLASS R5, CLASS W AND CLASS Y. For Class E, Class R2, Class R3, Class R4, Class R5, Class W and Class Y, RiverSource Service Corporation will earn a fee from the fund, accrued daily and payable monthly, determined by multiplying the average daily net assets of the applicable class by the annual rate shown below:

   Class E   Class R2   Class R3   Class R4   Class R5   Class W   Class Y
   -------   --------   --------   --------   --------   -------   -------
   0.05%..    0.05%      0.05%      0.05%      0.05%     0.20%     0.05%

In addition, an annual closed-account fee of $5.00 per inactive account is charged on a pro rata basis for 12 months from the date the account becomes inactive. The fees paid to RiverSource Service Corporation may be changed by the Board without shareholder approval.


Statement of Additional Information - May 30, 2007                     Page  154

PLAN ADMINISTRATION SERVICES


The funds* have a Plan Administration Services Agreement with the transfer agent. Under the agreement the fund pays for plan administration services, including recordkeeping, communication or educational services to 529 and retirement plan sponsors, plans and plan participants.

The fee for services is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class:

   Class E   Class R2   Class R3   Class R4   Class Y
   -------   --------   --------   --------   -------
    0.15%     0.25%      0.25%      0.25%      0.15%

The fees paid to the transfer agent may be changed by the Board without shareholder approval.


DISTRIBUTION SERVICES


RiverSource Distributors, Inc. and Ameriprise Financial Services, Inc. (collectively, the distributor), 70100 Ameriprise Financial Center, Minneapolis, MN 55474, both wholly owned subsidiaries of Ameriprise Financial, Inc., serve as the fund's principal underwriter. The fund's shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing fund shares are paid to the distributor daily. The following table shows the sales charges paid to the distributor and the amount retained by the distributor after paying commissions and other expenses for each of the last three fiscal periods. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                  TABLE 23. SALES CHARGES PAID TO DISTRIBUTOR


---------------------------------------------------------------------------------------------------------------------------------
                                                                                            AMOUNT RETAINED AFTER PAYING
                                         SALES CHARGES PAID TO DISTRIBUTOR                 COMMISSIONS AND OTHER EXPENSES
                                   ----------------------------------------------------------------------------------------------
              FUND                      2007            2006            2005            2007            2006            2005
---------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Aggressive          $3,260,693      $3,095,956   $2,689,735(a)      $1,029,231      $1,116,369   $1,129,812(a)
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Conservative           455,765         577,821      722,689(a)          94,296         105,590      178,650(a)
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate             4,127,743       4,118,788    3,810,185(a)       1,084,978       1,075,302    1,309,727(a)
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate             6,845,238       7,078,581    6,114,118(a)       2,326,266       2,691,706    2,610,071(a)
 Aggressive
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate             1,084,727       1,286,540    1,603,913(a)         252,979         274,017      530,042(a)
 Conservative
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Total Equity         2,414,356       1,845,156    1,393,255(a)         594,766         518,093      509,719(a)
---------------------------------------------------------------------------------------------------------------------------------
 S&P 500 Index                           N/A - No             N/A             N/A             N/A             N/A             N/A
                                     sales charge
---------------------------------------------------------------------------------------------------------------------------------
 Small Company Index                      973,579       1,228,665       1,511,932         220,620         337,031         554,278
---------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
---------------------------------------------------------------------------------------------------------------------------------
 Equity Value                             928,630         645,442         740,741          86,064         116,536         258,954
---------------------------------------------------------------------------------------------------------------------------------
 Precious Metals and Mining               178,460         104,779         141,256          33,944          21,277          58,658
---------------------------------------------------------------------------------------------------------------------------------
 Small Cap Advantage                      569,430         986,996       1,972,996         100,405         276,857         774,287
---------------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth                         265,315         401,382         636,221          52,127         127,479         251,743
---------------------------------------------------------------------------------------------------------------------------------


---------------


* Currently, tax-exempt funds do not have classes of shares that are subject to this fee.


Statement of Additional Information - May 30, 2007                     Page  155

---------------------------------------------------------------------------------------------------------------------------------
                                                                                            AMOUNT RETAINED AFTER PAYING
                                         SALES CHARGES PAID TO DISTRIBUTOR                 COMMISSIONS AND OTHER EXPENSES
                                   ----------------------------------------------------------------------------------------------
              FUND                      2006            2005            2004            2006            2005            2004
---------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
---------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2010**                       N/A             N/A             N/A             N/A             N/A             N/A
---------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2015**                       N/A             N/A             N/A             N/A             N/A             N/A
---------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2020**                       N/A             N/A             N/A             N/A             N/A             N/A
---------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2025**                       N/A             N/A             N/A             N/A             N/A             N/A
---------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2030**                       N/A             N/A             N/A             N/A             N/A             N/A
---------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2035**                       N/A             N/A             N/A             N/A             N/A             N/A
---------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2040**                       N/A             N/A             N/A             N/A             N/A             N/A
---------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2045**                       N/A             N/A             N/A             N/A             N/A             N/A
---------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
---------------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth                        217,559         166,200         131,508          44,653          72,464          50,690
---------------------------------------------------------------------------------------------------------------------------------
 Fundamental Growth                        69,062         109,110          87,619          15,922          43,395          18,759
---------------------------------------------------------------------------------------------------------------------------------
 Fundamental Value                      1,915,417       2,827,644       2,069,259         406,545       1,038,987         633,428
---------------------------------------------------------------------------------------------------------------------------------
 High Yield Bond                        2,479,319       3,295,433       4,885,301         682,596       1,011,136       1,014,719
---------------------------------------------------------------------------------------------------------------------------------
 Income Builder Basic Income           128,246(b)             N/A             N/A       25,697(b)             N/A             N/A
---------------------------------------------------------------------------------------------------------------------------------
 Income Builder Enhanced Income        326,707(b)             N/A             N/A       73,038(b)             N/A             N/A
---------------------------------------------------------------------------------------------------------------------------------
 Income Builder Moderate Income        437,903(b)             N/A             N/A      109,389(b)             N/A             N/A
---------------------------------------------------------------------------------------------------------------------------------
 Select Value                             945,839       1,633,975       2,473,422         213,839         582,671         668,150
---------------------------------------------------------------------------------------------------------------------------------
 Short Duration U.S. Government         1,908,960       3,842,195       8,055,130         482,228       1,629,476       2,236,469
---------------------------------------------------------------------------------------------------------------------------------
 Small Cap Equity                         604,021         523,687         687,100         190,699         187,706         199,371
---------------------------------------------------------------------------------------------------------------------------------
 Small Cap Value                        1,616,642       2,787,117       3,415,712         478,093       1,053,640       1,093,404
---------------------------------------------------------------------------------------------------------------------------------
 U.S. Government Mortgage                 442,638         631,090       1,414,409          61,137         197,759         322,339
---------------------------------------------------------------------------------------------------------------------------------
 Value                                    474,692         836,914       1,098,734          83,140         248,868         257,673
---------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
---------------------------------------------------------------------------------------------------------------------------------
 Dividend Opportunity                   1,665,096       1,604,180       1,451,779         207,486         523,080         537,003
---------------------------------------------------------------------------------------------------------------------------------
 Real Estate                              598,431         556,465      224,344(c)         180,632         223,572       95,933(c)
---------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
---------------------------------------------------------------------------------------------------------------------------------
 Cash Management                          718,247         994,923       1,556,245         714,638         993,250       1,554,374
---------------------------------------------------------------------------------------------------------------------------------
 Core Bond                                180,034         207,266         243,504          62,588          90,811         169,705
---------------------------------------------------------------------------------------------------------------------------------
 Disciplined Equity                       322,731         126,376          64,957          67,609          47,059          13,620
---------------------------------------------------------------------------------------------------------------------------------
 Disciplined Small and Mid Cap           1,760(d)             N/A             N/A          852(d)             N/A             N/A
 Equity
---------------------------------------------------------------------------------------------------------------------------------
 Disciplined Small Cap Value             6,304(e)             N/A             N/A        1,708(e)             N/A             N/A
---------------------------------------------------------------------------------------------------------------------------------
 Floating Rate                         364,914(e)             N/A             N/A    (118,354)(e)             N/A             N/A
---------------------------------------------------------------------------------------------------------------------------------
 Growth                                 4,553,722       3,540,317       5,194,048         955,528       1,430,279       1,979,434
---------------------------------------------------------------------------------------------------------------------------------
 Income Opportunities                     486,593         891,368       1,008,513         108,764         201,999         268,488
---------------------------------------------------------------------------------------------------------------------------------
 Inflation Protected Securities           326,780         429,879      218,847(f)          47,098          84,033       45,591(f)
---------------------------------------------------------------------------------------------------------------------------------
 Large Cap Equity                       3,400,059       1,812,939       2,547,239         629,348         723,158         711,343
---------------------------------------------------------------------------------------------------------------------------------
 Large Cap Value                          123,212         196,360         454,971          37,908          71,406         132,559
---------------------------------------------------------------------------------------------------------------------------------
 Limited Duration Bond                    220,446         393,925         423,604          28,711         115,701         178,177
---------------------------------------------------------------------------------------------------------------------------------
 Short-Term Cash*                    N/A-No sales             N/A             N/A             N/A             N/A             N/A
                                           charge
---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                     Page  156

---------------------------------------------------------------------------------------------------------------------------------
                                                                                            AMOUNT RETAINED AFTER PAYING
                                         SALES CHARGES PAID TO DISTRIBUTOR                 COMMISSIONS AND OTHER EXPENSES
                                   ----------------------------------------------------------------------------------------------
              FUND                      2006            2005            2004            2006            2005            2004
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
---------------------------------------------------------------------------------------------------------------------------------
 California Tax-Exempt(g)                 212,157         218,698         246,897          77,373         111,053          96,481
---------------------------------------------------------------------------------------------------------------------------------
 Diversified Bond                       2,757,988       3,072,387       3,926,269         788,192       1,203,503       1,516,544
---------------------------------------------------------------------------------------------------------------------------------
 Massachusetts Tax-Exempt(g)              107,050          98,324         163,094          45,035          44,188          67,903
---------------------------------------------------------------------------------------------------------------------------------
 Michigan Tax-Exempt(g)                    54,648          68,367         108,759         (3,556)          20,700          48,877
---------------------------------------------------------------------------------------------------------------------------------
 Minnesota Tax-Exempt(g)                  480,402         463,661         645,851         102,088         141,616         225,724
---------------------------------------------------------------------------------------------------------------------------------
 New York Tax-Exempt(g)                    89,560         134,248         155,512          19,641          63,799          65,578
---------------------------------------------------------------------------------------------------------------------------------
 Ohio Tax-Exempt(g)                        68,092          55,404         113,361          19,353           9,152          35,469
---------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
---------------------------------------------------------------------------------------------------------------------------------
 Balanced                                 400,884         501,366         735,450          59,347         168,698         240,733
---------------------------------------------------------------------------------------------------------------------------------
 Disciplined Large Cap Growth**               N/A             N/A             N/A             N/A             N/A             N/A
---------------------------------------------------------------------------------------------------------------------------------
 Diversified Equity Income             12,904,884       9,791,165      10,301,867       2,114,315       2,664,788       2,933,886
---------------------------------------------------------------------------------------------------------------------------------
 Mid Cap Value                          4,477,119       3,098,747       2,377,837       1,010,224         986,793         837,278
---------------------------------------------------------------------------------------------------------------------------------
 Strategic Allocation                   3,667,041       1,083,154         989,579         739,852         244,136         316,545
---------------------------------------------------------------------------------------------------------------------------------
 Strategic Income Allocation**                N/A             N/A             N/A             N/A             N/A             N/A
---------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
---------------------------------------------------------------------------------------------------------------------------------
 Absolute Return Currency and                0(h)             N/A             N/A            0(h)             N/A             N/A
 Income
---------------------------------------------------------------------------------------------------------------------------------
 Disciplined International Equity        4,700(i)             N/A             N/A          434(i)             N/A             N/A
---------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets                       1,075,586         798,990         556,829     (9,848,080)     (6,658,875)     (6,660,972)
---------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Bond                  11,348(j)             N/A             N/A        2,036(j)             N/A             N/A
---------------------------------------------------------------------------------------------------------------------------------
 European Equity                          107,816             N/A             N/A          29,463             N/A             N/A
---------------------------------------------------------------------------------------------------------------------------------
 Global Bond                              447,007         765,438         956,580         320,724         390,806         536,364
---------------------------------------------------------------------------------------------------------------------------------
 Global Equity                          1,272,084         778,062         467,198         218,974         211,977         203,564
---------------------------------------------------------------------------------------------------------------------------------
 Global Technology                        242,177         328,770         591,744          29,861          67,485         208,704
---------------------------------------------------------------------------------------------------------------------------------
 International Aggressive Growth          810,514         816,345         796,060         234,619         282,465         360,944
---------------------------------------------------------------------------------------------------------------------------------
 International Equity                     243,753         299,410         456,321          64,053          96,946         175,987
---------------------------------------------------------------------------------------------------------------------------------
 International Opportunity                563,174         873,855         997,517         107,305         244,843         371,845
---------------------------------------------------------------------------------------------------------------------------------
 International Select Value             3,895,267       3,425,153       3,105,887         815,331       1,020,350       1,220,539
---------------------------------------------------------------------------------------------------------------------------------
 International Small Cap                  173,659         203,543         324,756          37,954          60,817         115,235
---------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
---------------------------------------------------------------------------------------------------------------------------------
 Intermediate Tax-Exempt                  115,280         176,349         306,545          29,590          40,451          86,091
---------------------------------------------------------------------------------------------------------------------------------
 Mid Cap Growth                         1,388,577       1,821,533       3,566,760         346,497         635,918       1,373,111
---------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Bond                          346,932         371,626         495,541          79,024         107,815         197,028
---------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt High Income                 1,485,792       2,115,452       3,131,234         389,650       2,736,405       1,256,629
---------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
---------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Money Market                 N/A - No             N/A             N/A             N/A             N/A             N/A
                                     sales charge
---------------------------------------------------------------------------------------------------------------------------------



 * Shares of Short-Term Cash Fund are issued solely in private placement transactions that do not involve any public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the 1933 Act). Investments in Short-Term Cash Fund may be made only by investment companies, common or commingled trust funds or similar organizations or persons that are accredited investors within the meaning of the 1933 Act. This Statement of Additional Information (SAI) does not constitute an offer to sell, or the solicitation of an offer to buy, shares of Short-Term Cash Fund within the meaning of the 1933 Act.


 ** As of the date of this SAI, the fund has not passed its first fiscal year end, and therefore has no reporting information.

 (a) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
 (b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
 (c) For the period from March 4, 2004 (when shares became publicly available to June 30, 2004.
 (d) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.
 (e) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.
 (f) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.
 (g) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.


Statement of Additional Information - May 30, 2007                     Page  157

 (h) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.
 (i) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.
 (j) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.

Part of the sales charge may be paid to selling dealers who have agreements with the distributor. The distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

PLAN AND AGREEMENT OF DISTRIBUTION


To help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, each fund listed in Table 24. 12b-1 Fees, approved a Plan of Distribution (Plan) and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the fund pays the distributor a fee up to actual expenses incurred at an annual rate as follows:


FOR FUNDS OTHER THAN MONEY MARKET FUNDS
     The fee is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class:

   Class A   Class B   Class C   Class D   Class R2   Class R3   Class W
   -------   -------   -------   -------   --------   --------   -------
    0.25%     1.00%     1.00%     0.25%     0.50%      0.25%      0.25%

     For Class B and Class C, up to 0.75% of the fee is reimbursed for distribution expenses. Up to an additional 0.25% is paid to the distributor to reimburse certain expenses incurred in connection with providing services to fund shareholders.

     For Class R2, up to 0.50% and for Class R3, up to 0.25% shall be reimbursed for distribution expenses. Of that amount, for Class R2, up to 0.25% may be reimbursed for shareholder servicing expenses.

FOR MONEY MARKET FUNDS
     The fee for services is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class. The fee for Tax-Exempt Money Market, which does not have separate classes of shares, is the same as that applicable to Class A:

   Class A   Class B   Class C   Class W
   -------   -------   -------   -------
   0.10%..    0.85%     0.75%     0.10%

     For Class B, up to 0.75% of the fee is reimbursed for distribution expenses. Up to an additional 0.10% is paid to the distributor to reimburse certain expenses incurred in connection with providing services to fund shareholders.

FOR ALL FUNDS
Distribution and shareholder servicing expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund. Financial institutions may compensate their financial advisors with the distribution and shareholder servicing fees paid to them by the distributor. Payments under the Plan are intended to result in an increase in fund assets and thus potentially result in economies of scale and lower costs for all shareholders.

Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material increase to expenses charged under the Class A plan.

Distribution expenses covered under this Plan include commissions to financial intermediaries, printing prospectuses and reports used for sales purposes, the preparation, printing and distribution of advertising and sales literature, personnel, travel, office expense and equipment, and other distribution-related expenses. Shareholder service expenses include costs of establishing and maintaining shareholder accounts and records, assisting with purchase, redemption and exchange requests, arranging for bank wires, monitoring dividend payments from the funds on behalf of shareholders, forwarding certain shareholder communications from funds to shareholders, receiving and


Statement of Additional Information - May 30, 2007                     Page  158
responding to inquiries and answering questions regarding the funds, aiding in maintaining the investment of shareholders in the funds and other service-related expenses.

A substantial portion of the expenses are not specifically identified to any one of the RiverSource funds. The fee is not allocated to any one service (such as advertising, compensation to financial intermediaries, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

The Plan must be approved annually by the Board, including a majority of the disinterested Board members, if it is to continue for more than a year. At least quarterly, the Board reviews written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of Board members who are not interested persons of the fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the distributor.

Any agreement related to the Plan will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the Board members, including a majority of the Board members who are not interested persons of the fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested Board members is the responsibility of the other disinterested Board members. No Board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

For its most recent fiscal period, each fund paid 12b-1 fees as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                              TABLE 24. 12B-1 FEES


--------------------------------------------------------------------------------------------------------------------------------
                FUND*                    CLASS A      CLASS B      CLASS C      CLASS D     CLASS R2     CLASS R3      CLASS W
--------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Aggressive             $837,585     $871,878      $92,112          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Conservative            195,700      362,205       57,303          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate              1,248,370    1,685,146      222,324          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate              1,668,911    1,749,200      202,249          N/A          N/A          N/A          N/A
 Aggressive
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate                434,923      681,066      117,115          N/A          N/A          N/A          N/A
 Conservative
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Total Equity            733,984      793,853       83,860          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 S&P 500 Index                                 N/A          N/A          N/A     $143,473          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Small Company Index                     2,109,546    2,771,834          N/A          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------------------
 Equity Value                            2,462,327    1,951,663       50,362          N/A            7            3            4
--------------------------------------------------------------------------------------------------------------------------------
 Precious Metals and Mining                229,568      182,836       18,005          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Small Cap Advantage                     1,274,129    1,546,551      103,108          N/A            6            3          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth                          312,614      496,176       50,257          N/A            7            3          N/A
--------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2010**                        N/A          N/A          N/A          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2015**                        N/A          N/A          N/A          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2020**                        N/A          N/A          N/A          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2025**                        N/A          N/A          N/A          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2030**                        N/A          N/A          N/A          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2035**                        N/A          N/A          N/A          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2040**                        N/A          N/A          N/A          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2045**                        N/A          N/A          N/A          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                     Page  159

--------------------------------------------------------------------------------------------------------------------------------
                FUND*                    CLASS A      CLASS B      CLASS C      CLASS D     CLASS R2     CLASS R3      CLASS W
--------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth                         310,563      348,467        9,442          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Fundamental Growth                         48,218       73,735        4,838          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Fundamental Value                       1,827,800    2,973,732      185,363          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 High Yield Bond                         4,151,744    5,172,801      319,473          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Income Builder Basic Income                 5,500        6,097          897          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Income Builder Enhanced Income             12,226       10,395        1,978          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Income Builder Moderate Income             14,420       10,414        1,572          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Select Value                            1,285,850    1,804,688      111,631          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Short Duration U.S. Government          1,925,517    4,437,987      188,438          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Small Cap Equity                          452,722      523,768       39,821          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Small Cap Value                         1,844,040    3,273,190      209,094          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 U.S. Government Mortgage                  365,255      806,733       86,693          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Value                                     623,643    1,258,485       84,477          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------------------
 Dividend Opportunity                    2,246,282    2,890,686      139,322          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Real Estate                               208,160      222,515       11,761          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------------------
 Cash Management                         3,205,933      820,043       16,368          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Core Bond                                  89,181      122,351        5,692          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Disciplined Equity                      1,426,565      427,156       12,242          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Disciplined Small and Mid Cap Equity        4,723           45           19          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Disciplined Small Cap Value                12,475          758           90          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Floating Rate                             123,623       35,196        9,352          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Growth                                  5,852,158    5,574,406      181,214          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Income Opportunities                      504,284      707,566       64,272          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Inflation Protected Securities            242,647      467,215       35,838          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Large Cap Equity                        7,096,389    8,048,484      201,664          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Large Cap Value                           170,730      240,605       12,172          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Limited Duration Bond                     196,674      214,578       15,662          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------------------
 California Tax-Exempt(a)                  523,836      140,403       29,524          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Diversified Bond                        4,646,930    4,653,803      176,643          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Massachusetts Tax-Exempt(a)               151,946      158,402       12,801          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Michigan Tax-Exempt(a)                    143,510       47,220       20,483          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Minnesota Tax-Exempt(a)                   945,407      460,490       99,688          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 New York Tax-Exempt(a)                    196,654      101,563       14,577          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Ohio Tax-Exempt(a)                        135,648       76,735       19,866          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------------------
 Balanced                                2,399,559      820,761       38,643          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Disciplined Large Cap Growth**                N/A          N/A          N/A          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Diversified Equity Income              11,405,788   12,472,588      717,095          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Mid Cap Value                           2,820,242    2,906,199      207,499          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Strategic Allocation                    2,634,077    1,253,139      138,648          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Strategic Income Allocation**                 N/A          N/A          N/A          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                     Page  160

--------------------------------------------------------------------------------------------------------------------------------
                FUND*                    CLASS A      CLASS B      CLASS C      CLASS D     CLASS R2     CLASS R3      CLASS W
--------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------------------
 Absolute Return Currency and Income         9,416           38           38          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Disciplined International Equity           10,920          278          104          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets                          962,664      874,959       40,971          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Bond                      18,917        2,217          212          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 European Equity                           199,348      305,006       14,257          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Global Bond                               762,624      850,871       35,610          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Global Equity                           1,369,019    1,166,873       41,196          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Global Technology                         300,030      449,937       32,281          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 International Aggressive Growth           650,601      659,823       40,332          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 International Equity                      242,885      263,442       16,516          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 International Opportunity               1,104,799      844,548       31,174          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 International Select Value              3,237,723    3,631,768      217,884          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 International Small Cap                   177,484      183,656        9,465          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------------------
 Intermediate Tax-Exempt                   222,998      129,780       48,379          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Mid Cap Growth                          3,114,493    2,748,569      109,599          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Bond                         1,878,827      432,834       62,203          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt High Income                  8,005,917    1,573,435      199,250          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Money Market                   116,536          N/A          N/A          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------



 * Short-Term Cash Fund does not have a Plan and Agreement of Distribution. Shares of Short-Term Cash Fund are sold only in private placements.


 ** As of the date of this SAI, the fund has not passed its first fiscal year end, and therefore has no reporting information.

 (a) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. The information shown is for the period from July 1, 2005 through Aug. 31, 2006.


CUSTODIAN SERVICES


Custody information varies depending on the fund's investment category. You can find your fund's investment category in Table 1.

FOR BALANCED, EQUITY, FUNDS-OF-FUNDS, TAXABLE MONEY MARKET AND TAXABLE FIXED INCOME FUNDS OTHER THAN DIVERSIFIED BOND AND HIGH YIELD BOND: The fund's securities and cash are held by Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

FOR STATE TAX-EXEMPT FIXED INCOME, TAX-EXEMPT FIXED INCOME AND TAX-EXEMPT MONEY MARKET FUNDS, AS WELL AS DIVERSIFIED BOND AND HIGH YIELD BOND: The fund's securities and cash are held by U.S. Bank National Association, 180 E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

FOR ALL FUNDS: The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the fund's sub-custodian agreement.


Statement of Additional Information - May 30, 2007                     Page  161

BOARD SERVICES CORPORATION


The funds have an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services' responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each independent Board member, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.

ORGANIZATIONAL INFORMATION

Each fund is an open-end management investment company. The fund's headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of a fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

As a shareholder in a fund, you have voting rights over the fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of Board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by a fund, if any, with respect to each applicable class of shares will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

              TABLE 25. FUND HISTORY TABLE FOR RIVERSOURCE FUNDS*

---------------------------------------------------------------------------------------------------------------------------------
                                           DATE OF         DATE BEGAN       FORM OF          STATE OF     FISCAL
              FUND**                     ORGANIZATION      OPERATIONS     ORGANIZATION     ORGANIZATION  YEAR END  DIVERSIFIED***
---------------------------------------------------------------------------------------------------------------------------------
 BOND SERIES, INC.(3)                4/29/81, 6/13/86(1)                  Corporation         NV/MN        7/31
---------------------------------------------------------------------------------------------------------------------------------
   Core Bond Fund                                           6/19/03                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
   Floating Rate Fund                                       2/16/06                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
   Income Opportunities Fund                                6/19/03                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
   Inflation Protected Securities                            3/4/04                                                      No
   Fund
---------------------------------------------------------------------------------------------------------------------------------
   Limited Duration Bond Fund                               6/19/03                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
 CALIFORNIA TAX-EXEMPT TRUST                4/7/86                     Business Trust(2)        MA         8/31
---------------------------------------------------------------------------------------------------------------------------------
   California Tax-Exempt Fund                               8/18/86                                                      No
---------------------------------------------------------------------------------------------------------------------------------
 DIMENSIONS SERIES, INC.             2/20/68, 6/13/86(1)                  Corporation         NV/MN        7/31
---------------------------------------------------------------------------------------------------------------------------------
   Disciplined Small and Mid Cap                            5/18/06                                                     Yes
   Equity Fund
---------------------------------------------------------------------------------------------------------------------------------
   Disciplined Small Cap Value Fund                         2/16/06                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED INCOME SERIES, INC.(3)  6/27/74, 6/31/86(1)                  Corporation         NV/MN        8/31
---------------------------------------------------------------------------------------------------------------------------------
   Diversified Bond Fund(4)                                 10/3/74                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
 EQUITY SERIES, INC.                 3/18/57, 6/13/86(1)                  Corporation         NV/MN       11/30
---------------------------------------------------------------------------------------------------------------------------------
   Mid Cap Growth Fund(5)                                    6/4/57                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2007                     Page  162

---------------------------------------------------------------------------------------------------------------------------------
                                           DATE OF         DATE BEGAN       FORM OF          STATE OF     FISCAL
              FUND**                     ORGANIZATION      OPERATIONS     ORGANIZATION     ORGANIZATION  YEAR END  DIVERSIFIED***
---------------------------------------------------------------------------------------------------------------------------------
 GLOBAL SERIES, INC.                       10/28/88                       Corporation           MN        10/31
---------------------------------------------------------------------------------------------------------------------------------
   Absolute Return Currency and                             6/15/06                                                      No
   Income Fund
---------------------------------------------------------------------------------------------------------------------------------
   Emerging Markets Bond Fund                               2/16/06                                                      No
---------------------------------------------------------------------------------------------------------------------------------
   Emerging Markets Fund(6)                                 11/13/96                                                    Yes
---------------------------------------------------------------------------------------------------------------------------------
   Global Bond Fund                                         3/20/89                                                      No
---------------------------------------------------------------------------------------------------------------------------------
   Global Equity Fund(7),(6)                                5/29/90                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
   Global Technology Fund                                   11/13/96                                                    Yes
---------------------------------------------------------------------------------------------------------------------------------
 GOVERNMENT INCOME SERIES, INC.            3/12/85                        Corporation           MN         5/31
---------------------------------------------------------------------------------------------------------------------------------
   Short Duration U.S. Government                           8/19/85                                                     Yes
   Fund(4)
---------------------------------------------------------------------------------------------------------------------------------
   U.S. Government Mortgage Fund                            2/14/02                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
 HIGH YIELD INCOME SERIES, INC.            8/17/83                        Corporation           MN         5/31
---------------------------------------------------------------------------------------------------------------------------------
   High Yield Bond Fund(4)                                  12/8/83                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
 INCOME SERIES, INC.                 2/10/45; 6/13/86(1)                  Corporation         NV/MN        5/31
---------------------------------------------------------------------------------------------------------------------------------
   Income Builder Basic Income Fund                         2/16/06                                                      No
---------------------------------------------------------------------------------------------------------------------------------
   Income Builder Enhanced Income                           2/16/06                                                      No
   Fund
---------------------------------------------------------------------------------------------------------------------------------
   Income Builder Moderate Income                           2/16/06                                                      No
   Fund
---------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL MANAGERS SERIES,             5/9/01                        Corporation           MN        10/31
 INC.(3)
---------------------------------------------------------------------------------------------------------------------------------
   International Aggressive Growth                          9/28/01                                                     Yes
   Fund
---------------------------------------------------------------------------------------------------------------------------------
   International Equity Fund(5)                             10/3/02                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
   International Select Value Fund                          9/28/01                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
   International Small Cap Fund                             10/3/02                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL SERIES, INC.                7/18/84                        Corporation           MN        10/31
---------------------------------------------------------------------------------------------------------------------------------
   Disciplined International Equity                         5/18/06                                                     Yes
   Fund
---------------------------------------------------------------------------------------------------------------------------------
   European Equity Fund(6)                                  6/26/00                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
   International Opportunity                                11/15/84                                                    Yes
   Fund(6),(5)
---------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT SERIES, INC.             1/18/40; 6/13/86(1)                  Corporation         NV/MN        9/30
---------------------------------------------------------------------------------------------------------------------------------
   Balanced Fund(5)                                         4/16/40                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
   Disciplined Large Cap Growth                                --                                                       Yes
   Fund
---------------------------------------------------------------------------------------------------------------------------------
   Diversified Equity Income Fund                           10/15/90                                                    Yes
---------------------------------------------------------------------------------------------------------------------------------
   Mid Cap Value Fund                                       2/14/02                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
 LARGE CAP SERIES, INC.(3)           5/21/70, 6/13/86(1)                  Corporation         NV/MN        7/31
---------------------------------------------------------------------------------------------------------------------------------
   Disciplined Equity Fund(5)                               4/24/03                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
   Growth Fund                                               3/1/72                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
   Large Cap Equity Fund                                    3/28/02                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
   Large Cap Value Fund                                     6/27/02                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
 MANAGERS SERIES, INC.(3)                  3/20/01                        Corporation           MN         5/31
---------------------------------------------------------------------------------------------------------------------------------
   Aggressive Growth Fund                                   4/24/03                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
   Fundamental Growth Fund(5)                               4/24/03                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
   Fundamental Value Fund                                   6/18/01                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
   Select Value Fund                                         3/8/02                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
   Small Cap Equity Fund(5)                                  3/8/02                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
   Small Cap Value Fund                                     6/18/01                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
   Value Fund                                               6/18/01                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                     Page  163

---------------------------------------------------------------------------------------------------------------------------------
                                           DATE OF         DATE BEGAN       FORM OF          STATE OF     FISCAL
              FUND**                     ORGANIZATION      OPERATIONS     ORGANIZATION     ORGANIZATION  YEAR END  DIVERSIFIED***
---------------------------------------------------------------------------------------------------------------------------------
 MARKET ADVANTAGE SERIES, INC.             8/25/89                        Corporation           MN         1/31
---------------------------------------------------------------------------------------------------------------------------------
   Portfolio Builder Conservative                            3/4/04                                                      No
   Fund
---------------------------------------------------------------------------------------------------------------------------------
   Portfolio Builder Moderate                                3/4/04                                                      No
   Conservative Fund
---------------------------------------------------------------------------------------------------------------------------------
   Portfolio Builder Moderate Fund                           3/4/04                                                      No
---------------------------------------------------------------------------------------------------------------------------------
   Portfolio Builder Moderate                                3/4/04                                                      No
   Aggressive Fund
---------------------------------------------------------------------------------------------------------------------------------
   Portfolio Builder Aggressive                              3/4/04                                                      No
   Fund
---------------------------------------------------------------------------------------------------------------------------------
   Portfolio Builder Total Equity                            3/4/04                                                      No
   Fund
---------------------------------------------------------------------------------------------------------------------------------
   S&P 500 Index Fund                                       10/25/99                                                    Yes
---------------------------------------------------------------------------------------------------------------------------------
   Small Company Index Fund                                 8/19/96                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET SERIES, INC.           8/22/75; 6/13/86(1)                  Corporation         NV/MN        7/31
---------------------------------------------------------------------------------------------------------------------------------
   Cash Management Fund                                     10/6/75                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
 RETIREMENT SERIES TRUST                   1/27/06                     Business Trust(2)        MA         4/30
---------------------------------------------------------------------------------------------------------------------------------
   Retirement Plus 2010 Fund                                5/18/06                                                      No
---------------------------------------------------------------------------------------------------------------------------------
   Retirement Plus 2015 Fund                                5/18/06                                                      No
---------------------------------------------------------------------------------------------------------------------------------
   Retirement Plus 2020 Fund                                5/18/06                                                      No
---------------------------------------------------------------------------------------------------------------------------------
   Retirement Plus 2025 Fund                                5/18/06                                                      No
---------------------------------------------------------------------------------------------------------------------------------
   Retirement Plus 2030 Fund                                5/18/06                                                      No
---------------------------------------------------------------------------------------------------------------------------------
   Retirement Plus 2035 Fund                                5/18/06                                                      No
---------------------------------------------------------------------------------------------------------------------------------
   Retirement Plus 2040 Fund                                5/18/06                                                      No
---------------------------------------------------------------------------------------------------------------------------------
   Retirement Plus 2045 Fund                                5/18/06                                                      No
---------------------------------------------------------------------------------------------------------------------------------
 SECTOR SERIES, INC.                       3/25/88                        Corporation           MN         6/30
---------------------------------------------------------------------------------------------------------------------------------
   Dividend Opportunity Fund(8)                              8/1/88                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
   Real Estate Fund                                          3/4/04                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
 SELECTED SERIES, INC.                     10/5/84                        Corporation           MN         3/31
---------------------------------------------------------------------------------------------------------------------------------
   Precious Metals and Mining                               4/22/86                                                      No
   Fund(9)
---------------------------------------------------------------------------------------------------------------------------------
 SHORT TERM INVESTMENTS SERIES,      4/23/68, 6/13/86(1)                  Corporation         NV/MN        7/31
 INC.
---------------------------------------------------------------------------------------------------------------------------------
   Short-Term Cash Fund                                     9/26/06                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
 SPECIAL TAX-EXEMPT SERIES TRUST            4/7/86                     Business Trust(2)        MA         8/31
---------------------------------------------------------------------------------------------------------------------------------
   Massachusetts Tax-Exempt Fund                             7/2/87                                                      No
---------------------------------------------------------------------------------------------------------------------------------
   Michigan Tax-Exempt Fund                                  7/2/87                                                      No
---------------------------------------------------------------------------------------------------------------------------------
   Minnesota Tax-Exempt Fund                                8/18/86                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
   New York Tax-Exempt Fund                                 8/18/86                                                      No
---------------------------------------------------------------------------------------------------------------------------------
   Ohio Tax-Exempt Fund                                      7/2/87                                                      No
---------------------------------------------------------------------------------------------------------------------------------
 STRATEGIC ALLOCATION SERIES,              10/9/84                        Corporation           MN         9/30
 INC.(3)
---------------------------------------------------------------------------------------------------------------------------------
   Strategic Allocation Fund(5)                             1/23/85                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
   Strategic Income Allocation Fund                            --                                                       Yes
---------------------------------------------------------------------------------------------------------------------------------
 STRATEGY SERIES, INC.                     1/24/84                        Corporation           MN         3/31
---------------------------------------------------------------------------------------------------------------------------------
   Equity Value Fund                                        5/14/84                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
   Small Cap Growth Fund                                    1/24/01                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
   Small Cap Advantage Fund                                  5/4/99                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
 TAX-EXEMPT INCOME SERIES, INC.(3)   12/21/78; 6/13/86(1)                 Corporation         NV/MN       11/30
---------------------------------------------------------------------------------------------------------------------------------
   Tax-Exempt High Income Fund(5)                            5/7/79                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
 TAX-EXEMPT MONEY MARKET SERIES,     2/29/80, 6/13/86(1)                  Corporation         NV/MN       12/31
 INC.(3)
---------------------------------------------------------------------------------------------------------------------------------
   Tax-Exempt Money Market Fund(5)                           8/5/80                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                     Page  164

---------------------------------------------------------------------------------------------------------------------------------
                                           DATE OF         DATE BEGAN       FORM OF          STATE OF     FISCAL
              FUND**                     ORGANIZATION      OPERATIONS     ORGANIZATION     ORGANIZATION  YEAR END  DIVERSIFIED***
---------------------------------------------------------------------------------------------------------------------------------
 TAX-EXEMPT SERIES, INC.             9/30/76, 6/13/86(1)                  Corporation         NV/MN       11/30
---------------------------------------------------------------------------------------------------------------------------------
   Intermediate Tax-Exempt Fund                             11/13/96                                                    Yes
---------------------------------------------------------------------------------------------------------------------------------
   Tax-Exempt Bond Fund                                     11/24/76                                                    Yes
---------------------------------------------------------------------------------------------------------------------------------

 * The RiverSource Variable Portfolio funds are not included in this table. Please see the Variable Portfolio funds' SAI for fund history.
 ** Effective Oct. 1, 2005 American Express Funds changed its name to RiverSource funds and the names Threadneedle and Partners were removed from fund names.
 *** If a non-diversified fund is managed as if it were a diversified fund for a period of three years, its status under the 1940 Act will convert automatically from non-diversified to diversified. A diversified fund may convert to non-diversified status only with approval of shareholders.

 (1)   Date merged into a Minnesota corporation incorporated on April 7, 1986.
 (2) Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.
 (3) Effective April 21, 2006, AXP Discovery Series, Inc. changed its name to RiverSource Bond Series, Inc.; AXP Fixed Income Series, Inc. changed its name to RiverSource Diversified Income Series, Inc.; AXP Growth Series, Inc. changed its name to RiverSource Large Cap Series, Inc.; AXP High Yield Tax-Exempt Series, Inc. changed its name to RiverSource Tax-Exempt Income Series, Inc.; AXP Managed Series, Inc. changed its name to RiverSource Strategic Allocation Series, Inc.; AXP Partners International Series, Inc. changed its name to RiverSource International Managers Series, Inc.; AXP Partners Series, Inc. changed its name to RiverSource Managers Series, Inc.; AXP Tax-Free Money Series, Inc. changed its name to RiverSource Tax-Exempt Money Market Series, Inc.; and for all other corporations and business trusts, AXP was replaced with RiverSource in the registrant name.
 (4) Effective June 27, 2003, Bond Fund changed its name to Diversified Bond Fund, Federal Income Fund changed its name to Short Duration U.S. Government Fund and Extra Income Fund changed its name to High Yield Bond Fund.
 (5) Effective Oct. 1, 2005, Equity Select Fund changed its name to Mid Cap Growth Fund, High Yield Tax-Exempt Fund changed its name to Tax-Exempt High Income Fund, Managed Allocation Fund changed its name to Strategic Allocation Fund, Mutual changed its name to Balanced Fund, Partners Growth Fund changed its name to Fundamental Growth Fund, Partners International Core Fund changed its name to International Equity Fund, Partners Small Cap Core Fund changed its name to Small Cap Equity Fund, Quantitative Large Cap Equity Fund changed its name to Disciplined Equity Fund, Tax-Free Money Fund changed its name to Tax-Exempt Money Market Fund, and Threadneedle International Fund changed its name to International Opportunity Fund.
 (6) Effective July 9, 2004, Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund, European Equity Fund changed its name to Threadneedle European Equity Fund, Global Equity Fund changed its name to Threadneedle Global Equity Fund, and International Fund changed its name to Threadneedle International Fund.
 (7) Effective Oct. 20, 2003, Global Growth Fund changed its name to Global Equity Fund.
 (8) Effective Feb. 18, 2004, Utilities Fund changed its name to Dividend Opportunity Fund.
 (9) Effective Nov. 1, 2006, Precious Metals Fund changed its name to Precious Metals and Mining Fund.


Statement of Additional Information - May 30, 2007                     Page  165

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees a fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.


The following is a list of each fund's Board members. Each member oversees 102 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.


                            TABLE 26. BOARD MEMBERS

INDEPENDENT BOARD MEMBERS


-----------------------------------------------------------------------------------------------------------------------------------
                             POSITION HELD
                            WITH FUNDS AND            PRINCIPAL OCCUPATION                                         COMMITTEE
   NAME, ADDRESS, AGE      LENGTH OF SERVICE         DURING PAST FIVE YEARS           OTHER DIRECTORSHIPS         MEMBERSHIPS
-----------------------------------------------------------------------------------------------------------------------------------
 Kathleen Blatz            Board member       Chief Justice, Minnesota Supreme                               Compliance, Investment
 901 S. Marquette Ave.     since 2006         Court, 1998-2005                                               Review, Joint Audit
 Minneapolis, MN 55402
 Age 52
-----------------------------------------------------------------------------------------------------------------------------------
 Arne H. Carlson           Board member       Chair, RiverSource Funds, 1999-2006;                           Board Governance,
 901 S. Marquette Ave.     since 1999         former Governor of Minnesota                                   Contracts, Executive,
 Minneapolis, MN 55402                                                                                       Investment Review
 Age 72
-----------------------------------------------------------------------------------------------------------------------------------
 Patricia M. Flynn         Board member       Trustee Professor of Economics and                             Board Governance,
 901 S. Marquette Ave.     since 2004         Management, Bentley College; former                            Compliance, Contracts,
 Minneapolis, MN 55402                        Dean, McCallum Graduate School of                              Investment Review
 Age 56                                       Business, Bentley College
-----------------------------------------------------------------------------------------------------------------------------------
 Anne P. Jones             Board member       Attorney and Consultant                                        Board Governance,
 901 S. Marquette Ave.     since 1985                                                                        Executive, Investment
 Minneapolis, MN 55402                                                                                       Review, Joint Audit
 Age 72
-----------------------------------------------------------------------------------------------------------------------------------
 Jeffrey Laikind, CFA      Board member       Former Managing Director, Shikiar     American Progressive     Board Governance,
 901 S. Marquette Ave.     since 2005         Asset Management                      Insurance                Investment Review,
 Minneapolis, MN 55402                                                                                       Joint Audit
 Age 71
-----------------------------------------------------------------------------------------------------------------------------------
 Stephen R. Lewis, Jr.     Board member       President Emeritus and Professor of   Valmont Industries,      Board Governance,
 901 S. Marquette Ave.     since 2002 and     Economics, Carleton College           Inc. (manufactures       Compliance, Contracts,
 Minneapolis, MN 55402     Chair of the                                             irrigation systems)      Executive, Investment
 Age 68                    Board since 2007                                                                  Review
-----------------------------------------------------------------------------------------------------------------------------------
 Catherine James Paglia    Board member       Director, Enterprise Asset            Strategic Distribution,  Compliance, Contracts,
 901 S. Marquette Ave.     since 2004         Management, Inc. (private real        Inc. (transportation,    Executive, Investment
 Minneapolis, MN 55402                        estate and asset management company)  distribution and         Review
 Age 54                                                                             logistics consultants)
-----------------------------------------------------------------------------------------------------------------------------------
 Alison Taunton-Rigby      Board member       Chief Executive Officer, RiboNovix,   Hybridon, Inc.           Contracts, Executive,
 901 S. Marquette Ave.     since 2002         Inc. since 2003 (biotechnology);      (biotechnology);         Investment Review
 Minneapolis, MN 55402                        former President, Forester Biotech    American Healthways,
 Age 63                                                                             Inc. (health management
                                                                                    programs)
-----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                     Page  166

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

-----------------------------------------------------------------------------------------------------------------------------
                           POSITION HELD WITH
                            FUNDS AND LENGTH        PRINCIPAL OCCUPATION                                     COMMITTEE
   NAME, ADDRESS, AGE          OF SERVICE          DURING PAST FIVE YEARS       OTHER DIRECTORSHIPS         MEMBERSHIPS
-----------------------------------------------------------------------------------------------------------------------------
 William F. Truscott       Board member        President - U.S. Asset                                  Investment Review
 53600 Ameriprise          since 2001, Vice    Management and Chief
 Financial Center          President since     Investment Officer, Ameriprise
 Minneapolis, MN 55474     2002                Financial, Inc. and President,
 Age 46                                        Chairman of the Board and
                                               Chief Investment Officer,
                                               RiverSource Investments, LLC
                                               since 2005; President,
                                               Ameriprise Certificate Company
                                               since 2006; Senior Vice
                                               President - Chief Investment
                                               Officer, Ameriprise Financial,
                                               Inc. and Chairman of the Board
                                               and Chief Investment Officer,
                                               RiverSource Investments, LLC,
                                               2001-2005
-----------------------------------------------------------------------------------------------------------------------------

 * Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the fund's other officers are:

                            TABLE 27. FUND OFFICERS


-----------------------------------------------------------------------------------------------------------------------------
                                         POSITION HELD WITH FUNDS                      PRINCIPAL OCCUPATION
         NAME, ADDRESS, AGE               AND LENGTH OF SERVICE                       DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------
 Patrick T. Bannigan                   President since 2006          Senior Vice President - Asset Management, RiverSource
 172 Ameriprise Financial Center                                     Investments, LLC since 2006; Managing Director and
 Minneapolis, MN 55474                                               Global Head of Product, Morgan Stanley Investment
 Age 41                                                              Management, 2004-2006; President, Touchstone
                                                                     Investments, 2002-2004; Director of Strategic Planning,
                                                                     Evergreen Investments, 1995-2002
-----------------------------------------------------------------------------------------------------------------------------
 Michelle M. Keeley                    Vice President since 2004     Executive Vice President - Equity and Fixed Income,
 172 Ameriprise Financial Center                                     Ameriprise Financial, Inc. and RiverSource Investments,
 Minneapolis, MN 55474                                               LLC since 2006; Vice President - Investments, Ameriprise
 Age 43                                                              Certificate Company since 2003; Senior Vice President -
                                                                     Fixed Income, Ameriprise Financial, Inc., 2002-2006 and
                                                                     RiverSource Investments, LLC, 2004-2006; Managing
                                                                     Director, Zurich Global Assets, 2001-2002
-----------------------------------------------------------------------------------------------------------------------------
 Amy K. Johnson                        Vice President since 2006     Vice President - Asset Management and Trust Company
 5228 Ameriprise Financial Center                                    Services, RiverSource Investments, LLC since 2006; Vice
 Minneapolis, MN 55474                                               President - Operations and Compliance, RiverSource
 Age 41                                                              Investments, LLC, 2004-2006; Director of Product
                                                                     Development - Mutual Funds, Ameriprise Financial, Inc.,
                                                                     2001-2004
-----------------------------------------------------------------------------------------------------------------------------
 Jeffrey P. Fox                        Treasurer since 2002          Vice President - Investment Accounting, Ameriprise
 105 Ameriprise Financial Center                                     Financial, Inc. since 2002; Vice President - Finance,
 Minneapolis, MN 55474                                               American Express Company, 2000-2002
 Age 51
-----------------------------------------------------------------------------------------------------------------------------
 Scott R. Plummer                      Vice President, General       Vice President and Chief Counsel - Asset Management,
 5228 Ameriprise Financial Center      Counsel and Secretary since   Ameriprise Financial, Inc. since 2005; Vice President,
 Minneapolis, MN 55474                 2006                          General Counsel and Secretary, Ameriprise Certificate
 Age 47                                                              Company since 2005; Vice President - Asset Management
                                                                     Compliance, Ameriprise Financial, Inc., 2004-2005;
                                                                     Senior Vice President and Chief Compliance Officer, U.S.
                                                                     Bancorp Asset Management, 2002-2004; Second Vice
                                                                     President and Assistant General Counsel, Hartford Life,
                                                                     2001-2002
-----------------------------------------------------------------------------------------------------------------------------
 Jennifer D. Lammers                   Chief Compliance Officer      U.S. Asset Management Chief Compliance Officer,
 172 Ameriprise Financial Center       since 2006                    RiverSource Investments, LLC since 2006;
 Minneapolis, MN 55474                                               Director - Mutual Funds, Voyageur Asset Management,
 Age 46                                                              2003-2006; Director of Finance, Voyageur Asset
                                                                     Management, 2000-2003
-----------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                     Page  167

-----------------------------------------------------------------------------------------------------------------------------
                                         POSITION HELD WITH FUNDS                      PRINCIPAL OCCUPATION
         NAME, ADDRESS, AGE               AND LENGTH OF SERVICE                       DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------
 Neysa M. Alecu                        Money Laundering Prevention   Compliance Director and Anti-Money Laundering Officer,
 2934 Ameriprise Financial Center      Officer since 2004            Ameriprise Financial, Inc. since 2004; Manager
 Minneapolis, MN 55474                                               Anti-Money Laundering, Ameriprise Financial, Inc.,
 Age 43                                                              2003-2004; Compliance Director and Bank Secrecy Act
                                                                     Officer, American Express Centurion Bank, 2000-2003
-----------------------------------------------------------------------------------------------------------------------------

RESPONSIBILITIES OF BOARD WITH RESPECT TO FUND MANAGEMENT

The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

SEVERAL COMMITTEES FACILITATE ITS WORK

BOARD GOVERNANCE COMMITTEE - Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board's performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vitae and be mailed to the Chairman of the Board, RiverSource Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the Funds and their shareholders on external matters.

COMPLIANCE COMMITTEE - Supports the Funds' maintenance of a strong compliance program by providing a forum for independent Board members to consider compliance matters impacting the Funds or their key service providers; developing and implementing, in coordination with the Funds' Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Boards; and providing a designated forum for the Funds' CCO to meet with independent Board members on a regular basis to discuss compliance matters.

CONTRACTS COMMITTEE - Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process.

EXECUTIVE COMMITTEE - Acts for the Board between meetings of the Board.

INVESTMENT REVIEW COMMITTEE - Reviews and oversees the management of the Funds' assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

JOINT AUDIT COMMITTEE - Oversees the accounting and financial reporting processes of the Funds and internal controls over financial reporting. Oversees the quality and integrity of the Funds' financial statements and independent audits as well as the Funds' compliance with legal and regulatory requirements relating to the Funds' accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the Funds' independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor.


Statement of Additional Information - May 30, 2007                     Page  168

This table shows the number of times the committees met during each fund's most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 28. COMMITTEE MEETINGS


------------------------------------------------------------------------------------------------------------------------------
                                               BOARD                                                 INVESTMENT
                                             GOVERNANCE    COMPLIANCE    CONTRACTS     EXECUTIVE       REVIEW     JOINT AUDIT
              FISCAL PERIOD                  COMMITTEE     COMMITTEE*    COMMITTEE     COMMITTEE     COMMITTEE     COMMITTEE
------------------------------------------------------------------------------------------------------------------------------
 For funds with fiscal period ending             5             1             6             1             5             6
 January 31
------------------------------------------------------------------------------------------------------------------------------
 For funds with fiscal period ending March       5             1             6             2             5             6
 31
------------------------------------------------------------------------------------------------------------------------------
 For funds with fiscal period ending May         3            N/A            6             0             4             3
 31
------------------------------------------------------------------------------------------------------------------------------
 For funds with fiscal period ending June        3            N/A            5             0             4             3
 30
------------------------------------------------------------------------------------------------------------------------------
 For funds with fiscal period ending July        4            N/A            6             1             5             4
 31
------------------------------------------------------------------------------------------------------------------------------
 For funds with fiscal period ending             4            N/A            6             1             5             4
 August 31
------------------------------------------------------------------------------------------------------------------------------
 For funds with fiscal period ending             2            N/A            6             0             4             5
 September 30
------------------------------------------------------------------------------------------------------------------------------
 For funds with fiscal period ending             2            N/A            6             0             4             5
 October 31
------------------------------------------------------------------------------------------------------------------------------
 For funds with fiscal period ending             5            N/A            6             0             5             6
 November 30
------------------------------------------------------------------------------------------------------------------------------
 For funds with fiscal period ending             5            N/A            6             1             5             6
 December 31
------------------------------------------------------------------------------------------------------------------------------


 *     Committee established December 2006.

BOARD MEMBER HOLDINGS

The following tables show the Board members' ownership of the funds.

ALL FUNDS. This table shows the dollar range of equity securities beneficially owned on Dec. 31, 2006 of all funds overseen by the Board members.

                  TABLE 29. BOARD MEMBER HOLDINGS - ALL FUNDS

Based on net asset values as of Dec. 31, 2006

--------------------------------------------------------------------------------------------------------------------------------
                                                                       AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES OF
                       BOARD MEMBER                                          ALL FUNDS OVERSEEN BY BOARD MEMBER
--------------------------------------------------------------------------------------------------------------------------------
 Kathleen Blatz                                                                        Over $100,000
--------------------------------------------------------------------------------------------------------------------------------
 Arne H. Carlson                                                                       Over $100,000
--------------------------------------------------------------------------------------------------------------------------------
 Patricia M. Flynn                                                                     Over $100,000*
--------------------------------------------------------------------------------------------------------------------------------
 Anne P. Jones                                                                         Over $100,000
--------------------------------------------------------------------------------------------------------------------------------
 Jeffrey Laikind                                                                     $50,001 - $100,000
--------------------------------------------------------------------------------------------------------------------------------
 Stephen R. Lewis, Jr.                                                                 Over $100,000*
--------------------------------------------------------------------------------------------------------------------------------
 Catherine James Paglia                                                                Over $100,000*
--------------------------------------------------------------------------------------------------------------------------------
 Alison Taunton-Rigby                                                                  Over $100,000
--------------------------------------------------------------------------------------------------------------------------------
 William F. Truscott                                                                   Over $100,000
--------------------------------------------------------------------------------------------------------------------------------

 *     Includes deferred compensation invested in share equivalents.


Statement of Additional Information - May 30, 2007                     Page  169

HOLDINGS IN EACH INDIVIDUAL FUND. This table shows the dollar range of equity securities beneficially owned on Dec. 31, 2006 of each fund.


              TABLE 30A. BOARD MEMBER HOLDINGS - INDIVIDUAL FUNDS


Based on net asset values as of Dec. 31, 2006


------------------------------------------------------------------------------------------------------------------------------------
                                                    DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
                 -------------------------------------------------------------------------------------------------------------------
                                                                                                             TAUNTON-
     FUND           BLATZ       CARLSON       FLYNN        JONES       LAIKIND       LEWIS       PAGLIA        RIGBY      TRUSCOTT
------------------------------------------------------------------------------------------------------------------------------------
 Absolute        None         None         None         None         None         None         None         None         None
 Return
 Currency and
 Income
------------------------------------------------------------------------------------------------------------------------------------
 Aggressive      None         None         None         None         None         None         None         None         None
 Growth
------------------------------------------------------------------------------------------------------------------------------------
 Balanced        None         None         None         None         None         None         None         None         $50,001-
                                                                                                                         $100,000
------------------------------------------------------------------------------------------------------------------------------------
 California      None         None         None         None         None         None         None         None         None
 Tax-Exempt
------------------------------------------------------------------------------------------------------------------------------------
 Cash            None         $1-$10,000   None         None         None         *            None         None         Over
 Management                                                                                                              $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Core Bond       None         None         None         None         None         None         None         None         None
------------------------------------------------------------------------------------------------------------------------------------
 Disciplined     None         $10,001-     None         $50,001-     $10,001-     None         *            None         $50,001-
 Equity                       $50,000                   $100,000     $50,000                                             $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Disciplined     N/A          N/A          N/A          N/A          N/A          N/A          N/A          N/A          N/A
 Large Cap
 Growth**
------------------------------------------------------------------------------------------------------------------------------------
 Disciplined     None         None         None         None         None         None         None         None         $50,001-
 International                                                                                                           $100,000
 Equity
------------------------------------------------------------------------------------------------------------------------------------
 Disciplined     None         None         None         None         None         None         None         None         None
 Small and Mid
 Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
 Disciplined     None         None         None         None         None         None         None         None         None
 Small Cap
 Value
------------------------------------------------------------------------------------------------------------------------------------
 Diversified     None         None         None         $10,001-     None         None         None         None         None
 Bond                                                   $50,000
------------------------------------------------------------------------------------------------------------------------------------
 Diversified     None         $10,001-     None         $50,001-     None         $10,001-     $10,001-     $10,001-     None
 Equity Income                $50,000                   $100,000                  $50,000*     $50,000      $50,000
------------------------------------------------------------------------------------------------------------------------------------
 Dividend        None         $10,001-     None         None         None         None         None         None         Over
 Opportunity                  $50,000                                                                                    $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Emerging        None         None         None         None         None         *            None         $10,001-     $50,001-
 Markets                                                                                                    $50,000      $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Emerging        None         None         None         None         None         None         None         None         None
 Markets Bond
------------------------------------------------------------------------------------------------------------------------------------
 Equity Value    $10,001-     None         None         None         None         None         None         $10,001-     None
                 $50,000                                                                                    $50,000
------------------------------------------------------------------------------------------------------------------------------------
 European        None         None         None         None         None         None         None         None         None
 Equity
------------------------------------------------------------------------------------------------------------------------------------
 Floating Rate   None         None         None         None         None         None         None         None         Over
                                                                                                                         $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Fundamental     None         None         None         None         None         None         None         None         None
 Growth
------------------------------------------------------------------------------------------------------------------------------------
 Fundamental     None         $10,001-     None         None         None         None         None         None         None
 Value                        $50,000
------------------------------------------------------------------------------------------------------------------------------------
 Global Bond     None         None         None         Over         None         None         None         None         None
                                                        $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Global Equity   $10,001-     $10,001-     None         $50,001-     None         None         None         $10,001-     Over
                 $50,000      $50,000                   $100,000                                            $50,000      $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Global          None         $10,001-     None         None         None         None         None         None         $10,001-
 Technology                   $50,000                                                                                    $50,000
------------------------------------------------------------------------------------------------------------------------------------
 Growth          None         None         *            $50,001-     $50,001-     None         $10,001-     $10,001-     $50,001-
                                                        $100,000     $100,000                  $50,000      $50,000      $100,000
------------------------------------------------------------------------------------------------------------------------------------
 High Yield      None         None         None         Over         None         None         None         None         $50,001-
 Bond                                                   $100,000                                                         $100,000
------------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2007                     Page  170

------------------------------------------------------------------------------------------------------------------------------------
                                                    DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
                 -------------------------------------------------------------------------------------------------------------------
                                                                                                             TAUNTON-
     FUND           BLATZ       CARLSON       FLYNN        JONES       LAIKIND       LEWIS       PAGLIA        RIGBY      TRUSCOTT
------------------------------------------------------------------------------------------------------------------------------------
 Income Builder  None         None         None         None         None         None         None         None         None
 Basic Income
------------------------------------------------------------------------------------------------------------------------------------
 Income Builder  None         None         None         None         None         None         None         Over         Over
 Enhanced                                                                                                   $100,000     $100,000
 Income
------------------------------------------------------------------------------------------------------------------------------------
 Income Builder  None         None         None         None         None         None         None         None         None
 Moderate
 Income
------------------------------------------------------------------------------------------------------------------------------------
 Income          None         None         None         None         None         None         None         None         $10,001-
 Opportunities                                                                                                           $50,000
------------------------------------------------------------------------------------------------------------------------------------
 Inflation       None         None         None         None         None         None         None         None         None
 Protected
 Securities
------------------------------------------------------------------------------------------------------------------------------------
 Intermediate    None         None         None         None         None         None         None         None         $50,001-
 Tax-Exempt                                                                                                              $100,000
------------------------------------------------------------------------------------------------------------------------------------
 International   None         None         None         None         None         None         None         $10,001-     None
 Aggressive                                                                                                 $50,000
 Growth
------------------------------------------------------------------------------------------------------------------------------------
 International   None         $10,001-     None         None         None         None         None         None         None
 Equity                       $50,000
------------------------------------------------------------------------------------------------------------------------------------
 International   None         None         None         None         None         *            None         None         Over
 Opportunity                                                                                                             $100,000
------------------------------------------------------------------------------------------------------------------------------------
 International   None         $10,001-     None         None         None         None         None         $10,001-     None
 Select Value                 $50,000                                                                       $50,000
------------------------------------------------------------------------------------------------------------------------------------
 International   None         None         None         None         None         None         None         None         None
 Small Cap
------------------------------------------------------------------------------------------------------------------------------------
 Large Cap       None         None         None         None         None         None         None         None         Over
 Equity                                                                                                                  $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Large Cap       None         None         None         None         None         None         None         None         $50,001-
 Value                                                                                                                   $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Limited         None         None         None         None         None         None         None         None         None
 Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
 Massachusetts   None         None         None         None         None         None         None         None         Over
 Tax-Exempt                                                                                                              $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Michigan        None         None         None         None         None         None         None         None         None
 Tax-Exempt
------------------------------------------------------------------------------------------------------------------------------------
 Mid Cap Growth  None         None         None         None         None         $10,001-     None         None         $50,001-
                                                                                  $50,000                                $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Mid Cap Value   None         None         None         None         None         None         None         $10,001-     $10,001-
                                                                                                            $50,000      $50,000
------------------------------------------------------------------------------------------------------------------------------------
 Minnesota       None         None         None         None         None         None         None         None         None
 Tax-Exempt
------------------------------------------------------------------------------------------------------------------------------------
 New York        None         None         None         None         None         None         None         None         None
 Tax-Exempt
------------------------------------------------------------------------------------------------------------------------------------
 Ohio            None         None         None         None         None         None         None         None         None
 Tax-Exempt
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio       None         None         None         None         None         None         None         None         None
 Builder
 Aggressive
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio       None         None         None         None         None         None         None         None         None
 Builder
 Conservative
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio       None         None         None         None         None         None         None         None         None
 Builder
 Moderate
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio       None         None         None         None         None         None         None         None         Over
 Builder                                                                                                                 $100,000
 Moderate
 Aggressive
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio       None         None         None         None         None         None         None         None         None
 Builder
 Moderate
 Conservative
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio       None         None         None         None         None         *            None         None         None
 Builder Total
 Equity
------------------------------------------------------------------------------------------------------------------------------------
 Precious        None         None         None         None         None         None         None         None         None
 Metals and
 Mining
------------------------------------------------------------------------------------------------------------------------------------
 Real Estate     None         None         None         None         None         None         None         None         $50,001-
                                                                                                                         $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Retirement      None         None         None         None         None         None         None         None         None
 Plus 2010
------------------------------------------------------------------------------------------------------------------------------------
 Retirement      None         None         None         None         None         None         None         None         None
 Plus 2015
------------------------------------------------------------------------------------------------------------------------------------
 Retirement      None         None         None         None         None         None         None         None         None
 Plus 2020
------------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2007                     Page  171

------------------------------------------------------------------------------------------------------------------------------------
                                                    DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
                 -------------------------------------------------------------------------------------------------------------------
                                                                                                             TAUNTON-
     FUND           BLATZ       CARLSON       FLYNN        JONES       LAIKIND       LEWIS       PAGLIA        RIGBY      TRUSCOTT
------------------------------------------------------------------------------------------------------------------------------------
 Retirement      None         None         None         None         None         None         None         None         None
 Plus 2025
------------------------------------------------------------------------------------------------------------------------------------
 Retirement      None         None         None         None         None         None         None         None         None
 Plus 2030
------------------------------------------------------------------------------------------------------------------------------------
 Retirement      None         None         None         None         None         None         None         None         $50,001-
 Plus 2035                                                                                                               $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Retirement      None         None         None         None         None         None         None         None         None
 Plus 2040
------------------------------------------------------------------------------------------------------------------------------------
 Retirement      None         None         None         None         None         None         None         None         None
 Plus 2045
------------------------------------------------------------------------------------------------------------------------------------
 S&P 500 Index   None         None         None         None         None         None         None         None         None
------------------------------------------------------------------------------------------------------------------------------------
 Select Value    None         None         None         None         None         None         None         None         None
------------------------------------------------------------------------------------------------------------------------------------
 Short Duration  None         None         None         Over         None         None         None         None         None
 U.S.                                                   $100,000
 Government
------------------------------------------------------------------------------------------------------------------------------------
 Small Cap       None         None         None         None         None         None         *            None         $10,001-
 Advantage                                                                                                               $50,000
------------------------------------------------------------------------------------------------------------------------------------
 Small Cap       None         None         None         None         None         None         None         None         Over
 Equity                                                                                                                  $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Small Cap       None         None         None         None         None         None         None         None         None
 Growth
------------------------------------------------------------------------------------------------------------------------------------
 Small Cap       None         None         None         None         None         None         None         None         $10,001-
 Value                                                                                                                   $50,000
------------------------------------------------------------------------------------------------------------------------------------
 Small Company   None         None         None         Over         None         None         None         None         None
 Index                                                  $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Strategic       Over         $50,001-     $10,001-     $10,001-     None         $10,001-     $50,001-     $10,001-     Over
 Allocation      $100,000     $100,000     $50,000*     $50,000                   $50,000      $100,000     $50,000      $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Strategic       N/A          N/A          N/A          N/A          N/A          N/A          N/A          N/A          N/A
 Income
 Allocation**
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt      None         None         None         None         None         None         None         None         None
 Bond
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt      None         None         None         None         None         None         None         None         $50,001-
 High Income                                                                                                             $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt      None         None         None         None         None         None         None         None         None
 Money Market
------------------------------------------------------------------------------------------------------------------------------------
 U.S.            None         None         None         None         None         None         None         None         None
 Government
 Mortgage
------------------------------------------------------------------------------------------------------------------------------------
 Value           None         None         None         None         None         None         None         None         None
------------------------------------------------------------------------------------------------------------------------------------


 *     Deferred compensation invested in share equivalents:

 ** The fund is new and shares were not yet being offered as at Dec. 31, 2006.


 A. Flynn   Growth......................... $50,001-$100,000
            Strategic Allocation........... $50,001-$100,000
 B. Lewis   Cash Management................ $50,001-$100,000
            Diversified Equity Income......    Over $100,000
            Emerging Markets...............  $10,001-$50,000
            International Opportunity......  $10,001-$50,000
            Portfolio Builder Total          $10,001-$50,000
            Equity.........................
 C. Paglia  Disciplined Equity............. $50,001-$100,000
            Small Cap Advantage............ $50,001-$100,000

As of 30 days prior to the date of this SAI, the Board members and officers as a group owned less than 1% of the outstanding shares of any class of any fund.


Statement of Additional Information - May 30, 2007                     Page  172

This table shows the dollar range of equity securities beneficially owned on March 30, 2007 of each fund.



   TABLE 30B. BOARD MEMBER HOLDINGS -- INDIVIDUAL FUNDS AS OF FISCAL YEAR END



----------------------------------------------------------------------------------------------------------------
                                                                                    AGGREGATE DOLLAR RANGE OF
                         DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND              EQUITY SECURITIES OF ALL
                   ----------------------------------------------------------      RIVERSOURCE FUNDS OVERSEEN
 BOARD MEMBER                    FUND                          RANGE                     BY BOARD MEMBER
----------------------------------------------------------------------------------------------------------------
Kathleen Blatz     Equity Value                        $10,001-$50,000                    Over $100,000
                   ----------------------------------------------------------
                   Global Equity                       $50,001-$100,000
                   ----------------------------------------------------------
                   Strategic Allocation                Over $100,000
----------------------------------------------------------------------------------------------------------------
Arne H. Carlson    Cash Management                     $50,001-$100,000                   Over $100,000
                   ----------------------------------------------------------
                   Disciplined Equity                  $10,001-$50,000
                   ----------------------------------------------------------
                   Dividend Opportunity                $10,001-$50,000
                   ----------------------------------------------------------
                   Global Technology                   $10,001-$50,000
                   ----------------------------------------------------------
                   International Equity                $10,001-$50,000
                   ----------------------------------------------------------
                   International Select Value          $10,001-$50,000
                   ----------------------------------------------------------
                   Strategic Allocation                Over $100,000
----------------------------------------------------------------------------------------------------------------
Patricia M.        Growth                              *                                 Over $100,000*
Flynn
                   ----------------------------------------------------------
                   Portfolio Builder Aggressive        *
                   ----------------------------------------------------------
                   Strategic Allocation                $10,001-$50,000*
----------------------------------------------------------------------------------------------------------------
Anne P. Jones      Disciplined Equity                  $50,001-$100,000                   Over $100,000
                   ----------------------------------------------------------
                   Diversified Bond                    $10,001-$50,000
                   ----------------------------------------------------------
                   Diversified Equity Income           $50,001-$100,000
                   ----------------------------------------------------------
                   Global Bond                         Over $100,000
                   ----------------------------------------------------------
                   Global Equity                       $50,001-$100,000
                   ----------------------------------------------------------
                   Growth                              $50,001-$100,000
                   ----------------------------------------------------------
                   High Yield Bond                     Over $100,000
                   ----------------------------------------------------------
                   Short Duration U.S. Government      Over $100,000
                   ----------------------------------------------------------
                   Small Company Index                 Over $100,000
                   ----------------------------------------------------------
                   Strategic Allocation                $10,001-$50,000
----------------------------------------------------------------------------------------------------------------
Jeffrey Laikind    Disciplined Equity                  $10,001-$50,000                  $50,001-$100,000
                   ----------------------------------------------------------
                   Growth                              $50,001-$100,000
----------------------------------------------------------------------------------------------------------------
Stephen R.         Cash Management                     *                                 Over $100,000*
Lewis, Jr.
                   ----------------------------------------------------------
                   Diversified Equity Income           $10,001-$50,000
                   ----------------------------------------------------------
                   Emerging Markets                    *
                   ----------------------------------------------------------
                   International Opportunity           *
                   ----------------------------------------------------------
                   Mid Cap Growth                      $10,001-$50,000
                   ----------------------------------------------------------
                   Portfolio Builder Total Equity      *
                   ----------------------------------------------------------
                   Strategic Allocation                $10,001-$50,000
----------------------------------------------------------------------------------------------------------------
Catherine James    Disciplined Equity                  *                                 Over $100,000*
Paglia
                   ----------------------------------------------------------
                   Diversified Equity Income           $10,001-$50,000
                   ----------------------------------------------------------
                   Growth                              $10,001-$50,000
                   ----------------------------------------------------------
                   Small Cap Advantage                 *
                   ----------------------------------------------------------
                   Strategic Allocation                $50,001-$100,000
----------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2007                     Page  173

----------------------------------------------------------------------------------------------------------------
                                                                                    AGGREGATE DOLLAR RANGE OF
                         DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND              EQUITY SECURITIES OF ALL
                   ----------------------------------------------------------      RIVERSOURCE FUNDS OVERSEEN
 BOARD MEMBER                    FUND                          RANGE                     BY BOARD MEMBER
----------------------------------------------------------------------------------------------------------------
Alison Taunton     Diversified Equity Income           $10,001-$50,000                    Over $100,000
Rigby
                   ----------------------------------------------------------
                   Emerging Markets                    $10,001-$50,000
                   ----------------------------------------------------------
                   Equity Value                        $10,001-$50,000
                   ----------------------------------------------------------
                   Global Equity                       $10,001-$50,000
                   ----------------------------------------------------------
                   Growth                              $10,001-$50,000
                   ----------------------------------------------------------
                   Income Builder Enhanced Income      Over $100,000
                   ----------------------------------------------------------
                   International Aggressive Growth     $10,001-$50,000
                   ----------------------------------------------------------
                   International Select Value          $10,001-$50,000
                   ----------------------------------------------------------
                   Mid Cap Value                       $10,001-$50,000
                   ----------------------------------------------------------
                   Strategic Allocation                $10,001-$50,000
----------------------------------------------------------------------------------------------------------------
William F.         Balanced                            $50,001-$100,000                   Over $100,000
  Truscott
                   ----------------------------------------------------------
                   Cash Management                     Over $100,000
                   ----------------------------------------------------------
                   Disciplined Equity                  $50,001-$100,000
                   ----------------------------------------------------------
                   Disciplined International Equity    Over $100,000
                   ----------------------------------------------------------
                   Dividend Opportunity                Over $100,000
                   ----------------------------------------------------------
                   Emerging Markets                    Over $100,000
                   ----------------------------------------------------------
                   Floating Rate                       Over $100,000
                   ----------------------------------------------------------
                   Global Equity                       Over $100,000
                   ----------------------------------------------------------
                   Global Technology                   $10,001-$50,000
                   ----------------------------------------------------------
                   Growth                              Over $100,000
                   ----------------------------------------------------------
                   High Yield Bond                     $50,001-$100,000
                   ----------------------------------------------------------
                   Income Builder Enhanced Income      Over $100,000
                   ----------------------------------------------------------
                   Income Opportunities                $10,001-$50,000
                   ----------------------------------------------------------
                   Intermediate Tax-Exempt             $50,001-$100,000
                   ----------------------------------------------------------
                   International Opportunity           Over $100,000
                   ----------------------------------------------------------
                   International Small Cap             Over $100,000
                   ----------------------------------------------------------
                   Large Cap Equity                    Over $100,000
                   ----------------------------------------------------------
                   Large Cap Value                     $50,001-$100,000
                   ----------------------------------------------------------
                   Massachusetts Tax-Exempt            Over $100,000
                   ----------------------------------------------------------
                   Mid Cap Growth                      $50,001-$100,000
                   ----------------------------------------------------------
                   Mid Cap Value                       $10,001-$50,000
                   ----------------------------------------------------------
                   Portfolio Builder                   Over $100,000
                   Moderate Aggressive
                   ----------------------------------------------------------
                   Real Estate                         $50,001-$100,000
                   ----------------------------------------------------------
                   Retirement Plus 2035                $50,001-$100,000
                   ----------------------------------------------------------
                   Small Cap Advantage                 $10,001-$50,000
                   ----------------------------------------------------------
                   Small Cap Equity                    Over $100,000
                   ----------------------------------------------------------
                   Small Cap Value                     $10,001-$50,000
                   ----------------------------------------------------------
                   Strategic Allocation                Over $100,000
                   ----------------------------------------------------------
                   Tax-Exempt High Income              $50,001-$100,000
----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                     Page  174

* Deferred compensation invested in share equivalents:



 A. Flynn   Growth......................... $50,001-$100,000
            Portfolio Builder Aggressive...
                                                  $1-$50,000
            Strategic Allocation...........
                                            $50,001-$100,000
 B. Lewis   Cash Management................ $50,001-$100,000
            Diversified Equity Income......
                                               Over $100,000
            Emerging Markets...............
                                             $10,001-$50,000
            International Opportunity......
                                             $10,001-$50,000
            Portfolio Builder Total
            Equity.........................
                                             $10,001-$50,000
 C. Paglia  Disciplined Equity............. $50,001-$100,000
            Small Cap Advantage............
                                            $50,001-$100,000


COMPENSATION OF BOARD MEMBERS


TOTAL COMPENSATION. The following table shows the total compensation paid to independent Board members from all the RiverSource funds in the last fiscal period.


                TABLE 31A. BOARD MEMBER COMPENSATION - ALL FUNDS


----------------------------------------------------------------------------------------------------------------------
                                                                                     TOTAL CASH COMPENSATION FROM
                                                PENSION OR RETIREMENT                     RIVERSOURCE FUNDS
           BOARD MEMBER(A)                  BENEFITS PAID TO BOARD MEMBER                PAID TO BOARD MEMBER
----------------------------------------------------------------------------------------------------------------------
 Kathleen Blatz                                          N/A                                   $130,550
----------------------------------------------------------------------------------------------------------------------
 Arne H. Carlson(b)                                   $24,750(b)                                301,000
----------------------------------------------------------------------------------------------------------------------
 Patricia M. Flynn                                       N/A                                    129,100(c)
----------------------------------------------------------------------------------------------------------------------
 Anne P. Jones                                           N/A                                    148,500
----------------------------------------------------------------------------------------------------------------------
 Jeffrey Laikind                                         N/A                                    143,500
----------------------------------------------------------------------------------------------------------------------
 Stephen R. Lewis, Jr.                                   N/A                                    210,800(c)
----------------------------------------------------------------------------------------------------------------------
 Catherine James Paglia                                  N/A                                    134,100(c)
----------------------------------------------------------------------------------------------------------------------
 Vikki L. Pryor(d)                                       N/A                                    114,717
----------------------------------------------------------------------------------------------------------------------
 Alan K. Simpson(e)                                      N/A                                     77,350
----------------------------------------------------------------------------------------------------------------------
 Alison Taunton-Rigby                                    N/A                                    126,600
----------------------------------------------------------------------------------------------------------------------


 (a) Board member compensation is a combination of a base fee and meeting fees, with the exception of the Chair of the Boards, who receives a base annual compensation. Payment of compensation is facilitated by a company providing limited administrative services to the funds and to the Boards.

 (b) Mr. Carlson served as Chair of the Boards through Dec. 31, 2006. The amount for Mr. Carlson includes base annual compensation for serving as Chair of the Boards through Dec. 31, 2006. Additionally, during the time he served as Chair of the Boards, from March 1, 1999 to Dec. 31, 2006, Mr. Carlson was provided health and certain other benefits, including participation in a Qualified Retirement Plan (QRP) and a Supplemental Retirement Plan (SRP). Under the QRP, subject to limits imposed by applicable law (the Dollar Limits), Mr. Carlson earned annually 15% of the non-deferred portion of his base annual compensation. The QRP payments were fully funded by the funds in the year that they were earned by Mr. Carlson. The above table reflects $24,750 paid pursuant to the QRP during the fiscal period. To the extent the 15% amount exceeded the Dollar Limits in any year, the excess was recorded for the benefit of Mr. Carlson under the SRP. These SRP amounts were accrued as liabilities of the funds. Table 31B shows the amount of the SRP accrual in each year for the benefit of Mr. Carlson. Total base annual compensation from the RiverSource funds paid to Mr. Carlson for the fiscal period ended Jan. 31, 2007 (not including retirement benefits) was $276,250.


 (c) Ms. Flynn, Mr. Lewis and Ms. Paglia elected to defer a portion of the total cash compensation payable during the period in the amount of $61,050, $57,513 and $134,100, respectively. Amount deferred by fund is set forth in Table 32. Additional information regarding the deferred compensation plan is described below.

 (d) Ms. Pryor ceased service as a member of the Boards, effective Jan. 11, 2007. (She had commenced serving on the Boards on Feb. 15, 2006.)
 (e)   Mr. Simpson retired as a member of the Boards, effective Sept. 14, 2006.


Statement of Additional Information - May 30, 2007                     Page  175

      TABLE 31B. SUPPLEMENTAL BOARD MEMBER RETIREMENT BENEFITS - ALL FUNDS

---------------------------------------------------------------------------------------------------------------------------------
                      YEAR                           1999      2000      2001      2002      2003      2004      2005      2006
---------------------------------------------------------------------------------------------------------------------------------
 Arne H. Carlson *                                  $13,200        --    $3,750        --    $4,950   $18,000   $17,250   $15,750
---------------------------------------------------------------------------------------------------------------------------------

 * Retirement benefit amounts in excess of the Dollar Limits were accrued annually for the benefit of Mr. Carlson in a SRP. This table shows the amount of such accruals. Because of his retirement as Chair, the SRP amounts are now payable to Mr. Carlson. In this regard, it is expected that the total accrued retirement benefits under the SRP, equal to approximately $82,000 (which includes earnings and interest on the contributed amounts set forth in the table), will be paid to Mr. Carlson in January 2008. SRP payments are funded by the funds. As of January 2007, neither the Chair nor any Board member earns retirement benefits.

The independent Board members determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the independent Board members, the independent Board members take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The independent Board members also recognize that these individuals' advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as independent Board members, and that they undertake significant legal responsibilities. The independent Board members also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the independent Board members take into account, among other things, the Chair's significant additional responsibilities (e.g., setting the agenda for Board meetings, communicating or meeting regularly with the Funds' Chief Compliance Officer, Counsel to the independent Board members, and the Funds' service providers) which result in a significantly greater time commitment required of the Board Chair. The Chair's compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other independent Board members.

Effective Jan. 1, 2007, independent Board members will be paid an annual retainer of $80,000. Committee and sub-committee Chairs will each receive an additional annual retainer of $5,000. In addition, independent Board members will be paid the following fees for attending Board and committee meetings:
$5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Board members are not paid for special telephonic meetings. In 2007, the Board's Chair will receive total annual cash compensation of $385,000, approximately 2.7 times the anticipated average annual compensation expected to be earned by an independent Board member in 2007.

The independent Board members may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the Deferred Plan). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more RiverSource funds and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on Fund assets and liabilities.

COMPENSATION FROM EACH FUND. The following table shows the compensation paid to independent Board members from each fund during its last fiscal period.

             TABLE 32. BOARD MEMBER COMPENSATION - INDIVIDUAL FUNDS

------------------------------------------------------------------------------------------------------------------------------
                                                                  AGGREGATE COMPENSATION FROM FUND
                                       ---------------------------------------------------------------------------------------
                                                                                                                      TAUNTON-
                FUND                   BLATZ   CARLSON*  FLYNN   JONES   LAIKIND  LEWIS   PAGLIA  PRYOR**  SIMPSON**   RIGBY
------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Aggressive             ***      ***      ***     ***     ***      ***     ***     ***       ***        ***
------------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Conservative           ***      ***      ***     ***     ***      ***     ***     ***       ***        ***
------------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate               ***      ***      ***     ***     ***      ***     ***     ***       ***        ***
------------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate               ***      ***      ***     ***     ***      ***     ***     ***       ***        ***
 Aggressive
------------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Moderate               ***      ***      ***     ***     ***      ***     ***     ***       ***        ***
 Conservative
------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2007                     Page  176

------------------------------------------------------------------------------------------------------------------------------
                                                                  AGGREGATE COMPENSATION FROM FUND
                                       ---------------------------------------------------------------------------------------
                                                                                                                      TAUNTON-
                FUND                   BLATZ   CARLSON*  FLYNN   JONES   LAIKIND  LEWIS   PAGLIA  PRYOR**  SIMPSON**   RIGBY
------------------------------------------------------------------------------------------------------------------------------
 Portfolio Builder Total Equity           ***      ***      ***     ***     ***      ***     ***     ***       ***        ***
------------------------------------------------------------------------------------------------------------------------------
 S&P 500 Index - total                    415    1,159      420     474     458      527     436     391       294        412
   Amount deferred                          0        0      204       0       0      137     436       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 Small Company Index - total            1,880    5,223    1,894   2,156   2,078    2,374   1,972   1,777     1,348      1,861
   Amount deferred                          0        0      922       0       0      615   1,972       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------------
 Equity Value - total                   1,982    4,553    1,960   2,252   2,176    3,202   2,036   1,741     1,169      1,921
   Amount deferred                          0        0      926       0       0      874   2,036       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 Precious Metals and Mining - total       188      432      186     215     207      304     195     166       114        183
   Amount deferred                          0        0       88       0       0       83     195       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 Small Cap Advantage - total            1,216    2,903    1,198   1,397   1,345    1,849   1,249   1,100       800      1,178
   Amount deferred                          0        0      573       0       0      498   1,249       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth - total                 371      865      366     423     408      586     381     329       229        359
   Amount deferred                          0        0      174       0       0      159     381       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2010                     ***      ***      ***     ***     ***      ***     ***     ***       ***        ***
------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2015                     ***      ***      ***     ***     ***      ***     ***     ***       ***        ***
------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2020                     ***      ***      ***     ***     ***      ***     ***     ***       ***        ***
------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2025                     ***      ***      ***     ***     ***      ***     ***     ***       ***        ***
------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2030                     ***      ***      ***     ***     ***      ***     ***     ***       ***        ***
------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2035                     ***      ***      ***     ***     ***      ***     ***     ***       ***        ***
------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2040                     ***      ***      ***     ***     ***      ***     ***     ***       ***        ***
------------------------------------------------------------------------------------------------------------------------------
 Retirement Plus 2045                     ***      ***      ***     ***     ***      ***     ***     ***       ***        ***
------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth - total                392      618    1,100   1,153     708    1,453   1,200     225     1,100      1,200
   Amount deferred                          0        0      550       0       0      363     442       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 Fundamental Growth - total               567      271    1,567   1,619     967    1,919   1,667     250     1,567      1,667
   Amount deferred                          0        0      783       0       0      480     617       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 Fundamental Value - total                633    2,178    1,517   1,569   1,000    1,869   1,617     350     1,517      1,617
   Amount deferred                          0        0      758       0       0      467     683       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 High Yield Bond - total                  933    4,233    1,933   1,986   1,333    2,286   2,033     517     1,933      2,033
   Amount deferred                          0        0      967       0       0      571     983       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 Income Builder Basic Income              ***      ***      ***     ***     ***      ***     ***     ***       ***        ***
------------------------------------------------------------------------------------------------------------------------------
 Income Builder Enhanced Income           ***      ***      ***     ***     ***      ***     ***     ***       ***        ***
------------------------------------------------------------------------------------------------------------------------------
 Income Builder Moderate Income           ***      ***      ***     ***     ***      ***     ***     ***       ***        ***
------------------------------------------------------------------------------------------------------------------------------
 Select Value - total                     508    1,378    1,392   1,444     875    1,744   1,492     275     1,392      1,492
   Amount deferred                          0        0      696       0       0      436     558       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 Short Duration U.S.                      458    2,458    1,342   1,394     825    1,694   1,442     292     1,342      1,442
 Government - total
   Amount deferred                          0        0      671       0       0      424     508       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 Small Cap Equity - total                 375      546    1,083   1,136     692    1,436   1,183     208     1,083      1,183
   Amount deferred                          0        0      542       0       0      359     425       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 Small Cap Value - total                  617    2,088    1,675   1,728   1,033    2,028   1,775     333     1,675      1,775
   Amount deferred                          0        0      838       0       0      507     667       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 U.S. Government Mortgage - total         383      513    1,150   1,203     717    1,503   1,250     200     1,150      1,250
   Amount deferred                          0        0      575       0       0      376     433       0         0          0
------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                     Page  177

------------------------------------------------------------------------------------------------------------------------------
                                                                  AGGREGATE COMPENSATION FROM FUND
                                       ---------------------------------------------------------------------------------------
                                                                                                                      TAUNTON-
                FUND                   BLATZ   CARLSON*  FLYNN   JONES   LAIKIND  LEWIS   PAGLIA  PRYOR**  SIMPSON**   RIGBY
------------------------------------------------------------------------------------------------------------------------------
 Value - total                            425      868    1,250   1,303     775    1,603   1,350     225     1,250      1,350
   Amount deferred                          0        0      625       0       0      401     475       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------------------------
 Dividend Opportunity - total             800    2,819    1,700   1,753   1,200    2,003   1,750     500     1,700      1,750
   Amount deferred                          0        0      850       0       0      501     850       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 Real Estate - total                      725      349    1,375   1,428   1,042    1,678   1,425     558     1,375      1,425
   Amount deferred                          0        0      688       0       0      419     775       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------------------------
 Cash Management - total                1,875    9,114    3,450   3,516   2,675    3,766   3,566   1,342     3,566      3,500
   Amount deferred                          0        0    1,725       0       0      941   1,991       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 Core Bond - total                        558      516    1,050   1,116     925    1,366   1,166     392     1,166      1,100
   Amount deferred                          0        0      525       0       0      341     674       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 Disciplined Equity - total               992    3,243    1,483   1,549   1,358    1,799   1,599     825     1,599      1,533
   Amount deferred                          0        0      742       0       0      450   1,107       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 Disciplined Small and Mid Cap
 Equity****
------------------------------------------------------------------------------------------------------------------------------
 Disciplined Small Cap Value****
------------------------------------------------------------------------------------------------------------------------------
 Floating Rate - total                    383      110      433     549     483      549     449     383       549        383
   Amount deferred                          0        0      217       0       0      137     449       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 Growth - total                         1,533    9,323    2,275   2,341   2,000    2,591   2,391   1,250     2,391      2,325
   Amount deferred                          0        0    1,138       0       0      648   1,649       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 Income Opportunities - total             642      996    1,175   1,241   1,025    1,491   1,291     442     1,291      1,225
   Amount deferred                          0        0      588       0       0      373     757       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 Inflation Protected                      617      668    1,108   1,174     983    1,424   1,224     433     1,224      1,158
 Securities - total
   Amount deferred                          0        0      554       0       0      356     732       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 Large Cap Equity - total               2,917   16,071    3,867   3,932   3,467    4,182   3,982   2,600     3,982      3,917
   Amount deferred                          0        0    1,933       0       0    1,046   3,032       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 Large Cap Value - total                  558      358    1,050   1,116     925    1,366   1,166     392     1,166      1,100
   Amount deferred                          0        0      525       0       0      341     674       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 Limited Duration Bond - total            558      540    1,050   1,116     925    1,366   1,166     392     1,166      1,100
   Amount deferred                          0        0      525       0       0      341     674       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------
 California Tax-Exempt(a) - total         567      600    1,217   1,385     933    1,635   1,332     400     1,332      1,267
   Amount deferred                          0        0      608       0       0      409     682       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 Diversified Bond - total               1,783    8,437    2,783   2,849   2,433    3,099   2,899   1,350     2,899      2,833
   Amount deferred                          0        0    1,392       0       0      775   1,899       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 Massachusetts Tax-Exempt(a) - total      567      200    1,217   1,385     933    1,635   1,332     400     1,332      1,267
   Amount deferred                          0        0      608       0       0      409     682       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 Michigan Tax-Exempt(a) - total           567      176    1,217   1,385     933    1,635   1,332     400     1,332      1,267
   Amount deferred                          0        0      608       0       0      409     682       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 Minnesota Tax-Exempt(a) - total          658    1,146    1,408   1,577   1,058    1,827   1,524     458     1,524      1,458
   Amount deferred                          0        0      704       0       0      457     774       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 New York Tax-Exempt(a) - total           567      233    1,217   1,385     933    1,635   1,332     400     1,332      1,267
   Amount deferred                          0        0      608       0       0      409     682       0         0          0
------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - May 30, 2007                     Page  178

------------------------------------------------------------------------------------------------------------------------------
                                                                  AGGREGATE COMPENSATION FROM FUND
                                       ---------------------------------------------------------------------------------------
                                                                                                                      TAUNTON-
                FUND                   BLATZ   CARLSON*  FLYNN   JONES   LAIKIND  LEWIS   PAGLIA  PRYOR**  SIMPSON**   RIGBY
------------------------------------------------------------------------------------------------------------------------------
 Ohio Tax-Exempt(a) - total               567      167    1,217   1,385     933    1,635   1,332     400     1,332      1,267
   Amount deferred                          0        0      608       0       0      409     682       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------------------------
 Balanced - total                       1,150    4,233    1,525   1,541   1,550    1,741   1,591     950     1,591      1,525
   Amount deferred                          0        0      763       0       0      435   1,266       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 Disciplined Large Cap Growth(e)
------------------------------------------------------------------------------------------------------------------------------
 Diversified Equity Income - total      3,175   20,692    3,675   3,691   3,658    3,891   3,741   2,808     3,741      3,675
   Amount deferred                          0        0    1,837       0       0      973   3,291       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 Mid Cap Value - total                  1,375    4,896    1,750   1,766   1,775    1,966   1,816   1,092     1,816      1,750
   Amount deferred                          0        0      875       0       0      491   1,491       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 Strategic Allocation - total           1,125    4,072    1,475   1,491   1,508    1,691   1,541     942     1,541      1,475
   Amount deferred                          0        0      738       0       0      423   1,241       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 Strategic Income Allocation(e)
------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------
 Absolute Return Currency and              58       15        8      58      58        8       8      58         0          8
 Income(b) -
   total Amount deferred                    0        0        4       0       0        2       8       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 Disciplined International                 58       12        8      58      58        8       8      58         0          8
 Equity(c) - total
   Amount deferred                          0        0        4       0       0        2       8       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets - total               1,000    1,972    1,217   1,282   1,367    1,432   1,282     800     1,257      1,217
   Amount deferred                          0        0      608       0       0      358   1,066       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Bond(d) - total         383       45      333     499     433      449     399     383       441        333
   Amount deferred                          0        0      167       0       0      112     399       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 European Equity - total                  783      436    1,000   1,066   1,150    1,216   1,066     617     1,057      1,000
   Amount deferred                          0        0      500       0       0      304     849       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 Global Bond - total                      975    2,023    1,192   1,257   1,342    1,407   1,257     758     1,232      1,192
   Amount deferred                          0        0      596       0       0      352   1,041       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 Global Equity - total                  1,067    2,551    1,283   1,349   1,433    1,499   1,349     850     1,307      1,283
   Amount deferred                          0        0      642       0       0      375   1,132       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 Global Technology - total                758      674      958   1,024   1,108    1,174   1,024     608     1,016        958
   Amount deferred                          0        0      479       0       0      294     824       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 International Aggressive                 950    1,638    1,200   1,266   1,350    1,416   1,266     750     1,241      1,200
 Growth - total
   Amount deferred                          0        0      600       0       0      354   1,016       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 International Equity - total             783      704    1,000   1,066   1,150    1,216   1,066     617     1,057      1,000
   Amount deferred                          0        0      500       0       0      304     849       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 International Opportunity - total      1,033    2,279    1,283   1,349   1,433    1,499   1,349     817     1,316      1,283
   Amount deferred                          0        0      642       0       0      375   1,099       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 International Select Value - total     1,483    6,528    1,700   1,766   1,850    1,916   1,766   1,300     1,657      1,700
   Amount deferred                          0        0      850       0       0      479   1,549       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 International Small Cap - total          783      415    1,000   1,066   1,150    1,216   1,066     617     1,057      1,000
   Amount deferred                          0        0      500       0       0      304     849       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------------------
 Intermediate Tax-Exempt - total          942      489    1,000   1,266   1,200    1,266   1,066     775       949      1,000
   Amount deferred                          0        0      500       0       0      316   1,007       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 Mid Cap Growth - total                 2,033    7,936    2,200   2,466   2,400    2,466   2,266   1,650     1,982      2,200
   Amount deferred                          0        0    1,100       0       0      616   2,099       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Bond - total                1,375    3,535    1,467   1,732   1,667    1,732   1,532   1,142     1,332      1,467
   Amount deferred                          0        0      733       0       0      433   1,441       0         0          0
------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                     Page  179

------------------------------------------------------------------------------------------------------------------------------
                                                                  AGGREGATE COMPENSATION FROM FUND
                                       ---------------------------------------------------------------------------------------
                                                                                                                      TAUNTON-
                FUND                   BLATZ   CARLSON*  FLYNN   JONES   LAIKIND  LEWIS   PAGLIA  PRYOR**  SIMPSON**   RIGBY
------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt High Income - total         3,058   14,836    3,192   3,457   3,392    3,458   3,257   2,475     2,774      3,192
   Amount deferred                          0        0    1,596       0       0      864   3,124       0         0          0
------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Money Market - total        1,000      519    1,000   1,316   1,250    1,316   1,066     833       891      1,000
   Amount deferred                          0        0      500       0       0      329   1,066       0         0          0
------------------------------------------------------------------------------------------------------------------------------

 * Mr. Carlson served as Chair of the Boards through Dec. 31, 2006. For Mr. Carlson, aggregate compensation for fiscal periods through Dec. 31, 2006 was based initially on the total annual cash compensation, including payments under the Qualified Retirement Plan, but for purposes of this Table 32 was (1) estimated for each fund based on the relative net assets of all funds for fiscal periods ending on or before Dec. 31, 2006, and was (2) limited for each fund to compensation paid by the fund subsequent to Jan. 1, 2006, accrued through the fund's fiscal period end.
 ** Ms. Pryor ceased service as a member of the Boards, effective Jan. 11, 2007. Mr. Simpson retired as a member of the Boards, effective Sept. 14, 2006.
 *** Funds-of-Funds do not pay additional compensation to the Board members for attending meetings. Compensation is paid directly from the underlying funds in which each Fund-of-Funds invests.
 **** Through Dec. 31, 2006, no fees or expenses were paid or reimbursed from funds to Board members until the assets of a fund reached $20 million.

 (a) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. The information shown is for the period from July 1, 2005 through Aug. 31, 2006.
 (b) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.
 (c) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.
 (d) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.

 (e) As of the date of this SAI, the Fund has not passed its first fiscal year end, and therefore has no reporting information.



Statement of Additional Information - May 30, 2007                     Page  180

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following table identifies those investors who, as of 30 days after the end of the fund's fiscal period, owned 5% or more of any class of a fund's shares and those investors who owned 25% or more of a fund's shares (all share classes taken together). Investors who own more than 25% of a fund's shares are presumed to control the fund and would be able to determine the outcome of most issues that are submitted to shareholders for vote. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.


         TABLE 33. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES



As of 30 days after the end of the fund's fiscal period:


----------------------------------------------------------------------------------------------------------------
                                                                                         FUND SHARES
                                                                             -----------------------------------
                                                                                  SHARE
             FUND                     SHAREHOLDER NAME, CITY AND STATE           CLASS(A)          PERCENTAGE
----------------------------------------------------------------------------------------------------------------
 FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
----------------------------------------------------------------------------------------------------------------
 Portfolio Builder               Ameriprise Financial, Inc.                    Class R4              15.94%
 Aggressive                      (Ameriprise Financial),
                                 Minneapolis, MN
                                 -------------------------------------------------------------------------------
                                                                               Class R4              84.06%
                                 Charles Schwab & Co., Inc.
                                 (Charles Schwab), a brokerage
                                 firm in San Francisco, CA
----------------------------------------------------------------------------------------------------------------
 Portfolio Builder               Ameriprise Financial                          Class R4              43.56%
 Conservative                    -------------------------------------------------------------------------------
                                                                               Class R4              56.44%
                                 Charles Schwab
----------------------------------------------------------------------------------------------------------------
 Portfolio Builder               Ameriprise Financial                          Class R4              16.17%
 Moderate                        -------------------------------------------------------------------------------
                                                                               Class R4              83.83%
                                 Charles Schwab
----------------------------------------------------------------------------------------------------------------
 Portfolio Builder               Charles Schwab                                Class R4              98.26%
 Moderate Aggressive
----------------------------------------------------------------------------------------------------------------
 Portfolio Builder               Ameriprise Financial                          Class R4              38.24%
 Moderate Conservative           -------------------------------------------------------------------------------
                                                                               Class R4              61.76%
                                 Charles Schwab
----------------------------------------------------------------------------------------------------------------
 Portfolio Builder               Ameriprise Financial                          Class R4               6.45%
 Total Equity                    -------------------------------------------------------------------------------
                                                                               Class R4              93.55%
                                 Charles Schwab
----------------------------------------------------------------------------------------------------------------
 S&P 500 Index                   Ameriprise Trust Company,                     Class E               83.30%
                                 Minneapolis, MN
                                 -------------------------------------------------------------------------------
                                                                               Class D                 100%
                                 Charles Schwab

                                                                               ---------------------------------
                                                                               Class E               16.48%
----------------------------------------------------------------------------------------------------------------
 Small Company Index             Ameriprise Trust Company                      Class R4              84.96%
                                 -------------------------------------------------------------------------------
                                                                               Class A                9.37%
                                 Charles Schwab
                                 -------------------------------------------------------------------------------
                                                                               Class R4              10.44%
                                 GWFS Equities Inc.,
                                 Greenwood Village, CO
----------------------------------------------------------------------------------------------------------------
 FUNDS WITH FISCAL PERIOD ENDING MARCH 31
----------------------------------------------------------------------------------------------------------------
 Equity Value                    Ameriprise Financial                          Class I                 100%

                                                                               ---------------------------------
                                                                               Class R2                100%

                                                                               ---------------------------------
                                                                               Class R3                100%

                                                                               ---------------------------------
                                                                               Class R5                100%

                                                                               ---------------------------------
                                                                               Class W                 100%
                                 -------------------------------------------------------------------------------
                                                                               Class A                7.79%
                                 Charles Schwab
                                 -------------------------------------------------------------------------------
                                                                               Class C                6.84%
                                 John C. Mullarkey,
                                 Willowbrook, IL
                                 -------------------------------------------------------------------------------
                                                                               Class R4              98.72%
                                 Wacovia Bank NA
                                 (Wacovia Bank),
                                 Charlotte, NC
----------------------------------------------------------------------------------------------------------------

-------------------------------  ---------------------

                                    PERCENT OF FUND
             FUND                (IF GREATER THAN 25%)
-------------------------------  ---------------------
 FUNDS WITH FISCAL PERIOD ENDIN
----------------------------------------------------------------------------------------------------------------
 Portfolio Builder
 Aggressive

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 Portfolio Builder
 Conservative                    -------------------------------------------------------------------------------   -----------------
----

----------------------------------------------------------------------------------------------------------------
 Portfolio Builder
 Moderate                        -------------------------------------------------------------------------------   -----------------
----

----------------------------------------------------------------------------------------------------------------
 Portfolio Builder
 Moderate Aggressive
----------------------------------------------------------------------------------------------------------------
 Portfolio Builder
 Moderate Conservative           -------------------------------------------------------------------------------   -----------------
----

----------------------------------------------------------------------------------------------------------------
 Portfolio Builder
 Total Equity                    -------------------------------------------------------------------------------   -----------------
----

----------------------------------------------------------------------------------------------------------------
 S&P 500 Index

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                                                               ---------------------------------   -----------------
--

----------------------------------------------------------------------------------------------------------------
 Small Company Index
                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 FUNDS WITH FISCAL PERIOD ENDIN
----------------------------------------------------------------------------------------------------------------
 Equity Value
                                                                               ---------------------------------   -----------------
--

                                                                               ---------------------------------   -----------------
--

                                                                               ---------------------------------   -----------------
--

                                                                               ---------------------------------   -----------------
--

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                     Page  181

----------------------------------------------------------------------------------------------------------------
                                                                                         FUND SHARES
                                                                             -----------------------------------
                                                                                  SHARE
             FUND                     SHAREHOLDER NAME, CITY AND STATE           CLASS(A)          PERCENTAGE
----------------------------------------------------------------------------------------------------------------
 Precious Metals and Mining      Ameriprise Financial                          Class I                 100%
                                 -------------------------------------------------------------------------------
                                                                               Class A               14.66%
                                 Charles Schwab

                                                                               ---------------------------------
                                                                               Class R4              97.96%
                                 -------------------------------------------------------------------------------
                                                                               Class C                7.77%
                                 John E. Bridgman,
                                 Minneapolis, MN
                                 -------------------------------------------------------------------------------
                                                                               Class C                9.25%
                                 Richard L. Venable and
                                 Susan Angela Venable,
                                 Argyle, TX
----------------------------------------------------------------------------------------------------------------
 Small Cap Advantage             Ameriprise Financial                          Class I                 100%

                                                                               ---------------------------------
                                                                               Class R2                100%

                                                                               ---------------------------------
                                                                               Class R3                100%

                                                                               ---------------------------------
                                                                               Class R5                100%
                                 -------------------------------------------------------------------------------
                                                                               Class A               13.39%
                                 Charles Schwab

                                                                               ---------------------------------
                                                                               Class R4              99.11%
----------------------------------------------------------------------------------------------------------------
 Small Cap Growth                Ameriprise Financial                          Class R2                100%

                                                                               ---------------------------------
                                                                               Class R3                100%

                                                                               ---------------------------------
                                                                               Class R5                100%
                                 -------------------------------------------------------------------------------
                                                                               Class A               13.12%
                                 Charles Schwab

                                                                               ---------------------------------
                                                                               Class R4              35.72%
                                 -------------------------------------------------------------------------------
                                                                               Class I               19.55%
                                 Portfolio Builder Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I                5.20%
                                 Portfolio Builder Conservative Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               32.22%
                                 Portfolio Builder Moderate Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               20.25%
                                 Portfolio Builder Moderate Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               21.36%
                                 Portfolio Builder Total Equity Fund
                                 -------------------------------------------------------------------------------
                                                                               Class R4              63.59%
                                 Wacovia Bank
----------------------------------------------------------------------------------------------------------------
 FUNDS WITH FISCAL PERIOD ENDING APRIL 30
----------------------------------------------------------------------------------------------------------------
 Retirement Plus 2010*           N/A
----------------------------------------------------------------------------------------------------------------
 Retirement Plus 2015*           N/A
----------------------------------------------------------------------------------------------------------------
 Retirement Plus 2020*           N/A
----------------------------------------------------------------------------------------------------------------
 Retirement Plus 2025*           N/A
----------------------------------------------------------------------------------------------------------------
 Retirement Plus 2030*           N/A
----------------------------------------------------------------------------------------------------------------
 Retirement Plus 2035*           N/A
----------------------------------------------------------------------------------------------------------------
 Retirement Plus 2040*           N/A
----------------------------------------------------------------------------------------------------------------
 Retirement Plus 2045*           N/A
----------------------------------------------------------------------------------------------------------------
 FUNDS WITH FISCAL PERIOD ENDING MAY 31
----------------------------------------------------------------------------------------------------------------
 Aggressive Growth               Ameriprise Financial                          Class R4              17.02%
                                 -------------------------------------------------------------------------------
                                                                               Class R4              82.98%
                                 Charles Schwab
                                 -------------------------------------------------------------------------------
                                                                               Class I               19.89%
                                 Portfolio Builder Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               32.06%
                                 Portfolio Builder Moderate Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I                5.40%
                                 Portfolio Builder Moderate Conservative
                                 Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               19.82%
                                 Portfolio Builder Moderate Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               21.27%
                                 Portfolio Builder Total Equity Fund
----------------------------------------------------------------------------------------------------------------

-------------------------------  ---------------------

                                    PERCENT OF FUND
             FUND                (IF GREATER THAN 25%)
-------------------------------  ---------------------
 Precious Metals and Mining
                                 ---------------------
                                 -------------------------------------------------------------------------------

                                                                               ---------------------------------   -----------------
--

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 Small Cap Advantage
                                                                               ---------------------------------   -----------------
--

                                                                               ---------------------------------   -----------------
--

                                                                               ---------------------------------   -----------------
--

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                                                               ---------------------------------   -----------------
--

----------------------------------------------------------------------------------------------------------------
 Small Cap Growth
                                                                               ---------------------------------   -----------------
--

                                                                               ---------------------------------   -----------------
--

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                                                               ---------------------------------   -----------------
--

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 FUNDS WITH FISCAL PERIOD ENDIN
----------------------------------------------------------------------------------------------------------------
 Retirement Plus 2010*
----------------------------------------------------------------------------------------------------------------
 Retirement Plus 2015*
----------------------------------------------------------------------------------------------------------------
 Retirement Plus 2020*
----------------------------------------------------------------------------------------------------------------
 Retirement Plus 2025*
----------------------------------------------------------------------------------------------------------------
 Retirement Plus 2030*
----------------------------------------------------------------------------------------------------------------
 Retirement Plus 2035*
----------------------------------------------------------------------------------------------------------------
 Retirement Plus 2040*
----------------------------------------------------------------------------------------------------------------
 Retirement Plus 2045*
----------------------------------------------------------------------------------------------------------------
 FUNDS WITH FISCAL PERIOD ENDIN
----------------------------------------------------------------------------------------------------------------
 Aggressive Growth
                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                     Page  182

----------------------------------------------------------------------------------------------------------------
                                                                                         FUND SHARES
                                                                             -----------------------------------
                                                                                  SHARE
             FUND                     SHAREHOLDER NAME, CITY AND STATE           CLASS(A)          PERCENTAGE
----------------------------------------------------------------------------------------------------------------
 Fundamental Growth              Ameriprise Financial                          Class R4              29.67%
                                 -------------------------------------------------------------------------------
                                                                               Class A                5.16%
                                 Charles Schwab

                                                                               ---------------------------------
                                                                               Class R4              70.33%
                                 -------------------------------------------------------------------------------
                                                                               Class I               19.91%
                                 Portfolio Builder Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               32.05%
                                 Portfolio Builder Moderate Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I                5.40%
                                 Portfolio Builder Moderate Conservative
                                 Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               19.80%
                                 Portfolio Builder Moderate Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               21.30%
                                 Portfolio Builder Total Equity Fund
                                 -------------------------------------------------------------------------------
                                                                               Class C               24.66%
                                 Taylor Ambe-Crain Partnership,
                                 Westlake Village, CA
----------------------------------------------------------------------------------------------------------------
 Fundamental Value               Charles Schwab                                Class A               14.83%

                                                                               ---------------------------------
                                                                               Class R4              98.43%
                                 -------------------------------------------------------------------------------
                                                                               Class I               19.90%
                                 Portfolio Builder Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               19.82%
                                 Portfolio Builder Moderate Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               32.08%
                                 Portfolio Builder Moderate Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I                5.38%
                                 Portfolio Builder Moderate Conservative
                                 Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               21.27%
                                 Portfolio Builder Total Equity Fund
----------------------------------------------------------------------------------------------------------------
 High Yield Bond                 Charles Schwab                                Class A               10.83%

                                                                               ---------------------------------
                                                                               Class R4              57.14%
                                 -------------------------------------------------------------------------------
                                                                               Class I               14.23%
                                 Income Builder Basic Income Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               45.78%
                                 Income Builder Enhanced Income Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               39.81%
                                 Income Builder Moderate Income Fund
                                 -------------------------------------------------------------------------------
                                                                               Class R4              42.86%
                                 Met Life Securities, Inc. (Met Life),
                                 Jersey City, NJ
----------------------------------------------------------------------------------------------------------------
 Income Builder                  Ameriprise Financial                          Class R4              18.32%
 Basic Income                    -------------------------------------------------------------------------------
                                                                               Class A               27.44%
                                 Charles Schwab

                                                                               ---------------------------------
                                                                               Class R4              81.68%
                                 -------------------------------------------------------------------------------
                                                                               Class C                8.71%
                                 Eugene L. and Tempie C. Drawdy,
                                 Hortense, GA
                                 -------------------------------------------------------------------------------
                                                                               Class C                8.51%
                                 Janice C. Jones,
                                 Towson, MD
                                 -------------------------------------------------------------------------------
                                                                               Class C                8.45%
                                 Paulette Bogdanoff/Daniel Cohen
                                 Irrev. Income Trust,
                                 Manalapan, NJ
                                 -------------------------------------------------------------------------------
                                                                               Class C                5.76%
                                 Robert D. and Helen F. Galusha,
                                 Fonda, NY
                                 -------------------------------------------------------------------------------
                                                                               Class C                5.53%
                                 Frederick Bond Christie,
                                 Memphis, TN
                                 -------------------------------------------------------------------------------
                                                                               Class C                5.16%
                                 Dennis Anderson,
                                 Londonderry, NH
----------------------------------------------------------------------------------------------------------------

-------------------------------  ---------------------

                                    PERCENT OF FUND
             FUND                (IF GREATER THAN 25%)
-------------------------------  ---------------------
 Fundamental Growth                  83.16%(b)
                                 ---------------------
                                 -------------------------------------------

                                                                               ---------------------------------   -----------------
--

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 Fundamental Value
                                                                               ---------------------------------   -----------------
--

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 High Yield Bond
                                                                               ---------------------------------   -----------------
--

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 Income Builder
 Basic Income                    -------------------------------------------------------------------------------   -----------------
----

                                                                               ---------------------------------   -----------------
--

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                     Page  183

----------------------------------------------------------------------------------------------------------------
                                                                                         FUND SHARES
                                                                             -----------------------------------
                                                                                  SHARE
             FUND                     SHAREHOLDER NAME, CITY AND STATE           CLASS(A)          PERCENTAGE
----------------------------------------------------------------------------------------------------------------
 Income Builder                  Ameriprise Financial                          Class R4              30.82%
 Enhanced Income                 -------------------------------------------------------------------------------
                                                                               Class A               40.35%
                                 Charles Schwab

                                                                               ---------------------------------
                                                                               Class R4              69.18%
----------------------------------------------------------------------------------------------------------------
 Income Builder                  Ameriprise Financial                          Class R4              16.44%
 Moderate Income                 -------------------------------------------------------------------------------
                                                                               Class A               41.15%
                                 Charles Schwab

                                                                               ---------------------------------
                                                                               Class R4              83.56%
                                 -------------------------------------------------------------------------------
                                                                               Class C                7.21%
                                 Alan and Shirley Hodder,
                                 Portland, ME
----------------------------------------------------------------------------------------------------------------
 Select Value                    Ameriprise Financial                          Class R4              21.17%
                                 -------------------------------------------------------------------------------
                                                                               Class A                9.56%
                                 Charles Schwab

                                                                               ---------------------------------
                                                                               Class R4              78.83%
                                 -------------------------------------------------------------------------------
                                                                               Class I               19.85%
                                 Portfolio Builder Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               32.30%
                                 Portfolio Builder Moderate Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I                5.31%
                                 Portfolio Builder Moderate Conservative
                                 Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               19.71%
                                 Portfolio Builder Moderate Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               21.24%
                                 Portfolio Builder Total Equity Fund
----------------------------------------------------------------------------------------------------------------
 Short Duration                  Ameriprise Trust Company                      Class R4              94.03%
 U.S. Government                 -------------------------------------------------------------------------------
                                                                               Class A                9.93%
                                 Charles Schwab
                                 -------------------------------------------------------------------------------
                                                                               Class I                9.42%
                                 Portfolio Builder Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               30.12%
                                 Portfolio Builder Conservative Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               16.30%
                                 Portfolio Builder Moderate Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               39.00%
                                 Portfolio Builder Moderate Conservative
                                 Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I                5.14%
                                 Portfolio Builder Moderate Fund
----------------------------------------------------------------------------------------------------------------
 Small Cap Equity                Ameriprise Trust Company                      Class R4              83.03%
                                 -------------------------------------------------------------------------------
                                                                               Class A               12.04%
                                 Charles Schwab

                                                                               ---------------------------------
                                                                               Class R4              16.65%
                                 -------------------------------------------------------------------------------
                                                                               Class I               19.88%
                                 Portfolio Builder Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               32.03%
                                 Portfolio Builder Moderate Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I                5.39%
                                 Portfolio Builder Moderate Conservative
                                 Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               19.74%
                                 Portfolio Builder Moderate Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               21.38%
                                 Portfolio Builder Total Equity Fund
----------------------------------------------------------------------------------------------------------------
 Small Cap Value                 Ameriprise Financial                          Class R4               5.47%
                                 -------------------------------------------------------------------------------
                                                                               Class A               19.99%
                                 Charles Schwab

                                                                               ---------------------------------
                                                                               Class R4              94.53%
                                 -------------------------------------------------------------------------------
                                                                               Class I               19.84%
                                 Portfolio Builder Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               32.29%
                                 Portfolio Builder Moderate Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I                5.31%
                                 Portfolio Builder Moderate Conservative
                                 Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               19.70%
                                 Portfolio Builder Moderate Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               21.24%
                                 Portfolio Builder Total Equity Fund
----------------------------------------------------------------------------------------------------------------
 U.S. Government Mortgage        Charles Schwab                                Class A               16.60%
                                 -------------------------------------------------------------------------------
                                                                               Class I               54.44%
                                 Income Builder Basic Income Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               17.66%
                                 Income Builder Enhanced Income Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               27.81%
                                 Income Builder Moderate Income Fund
                                 -------------------------------------------------------------------------------
                                                                               Class R4              99.83%
                                 Wells Fargo Bank, Minneapolis, MN
----------------------------------------------------------------------------------------------------------------

-------------------------------  ---------------------

                                    PERCENT OF FUND
             FUND                (IF GREATER THAN 25%)
-------------------------------  ---------------------
 Income Builder
 Enhanced Income                 -------------------------------------------------------------------------------   -----------------
----

                                                                               ---------------------------------   -----------------
--

----------------------------------------------------------------------------------------------------------------
 Income Builder
 Moderate Income                 -------------------------------------------------------------------------------   -----------------
----

                                                                               ---------------------------------   -----------------
--

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 Select Value
                                 ---------------------
                                 -------------------------------------------------------------------------------

                                                                               ---------------------------------   -----------------
--

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 Short Duration
 U.S. Government                 -------------------------------------------------------------------------------   -----------------
----

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 Small Cap Equity
                                 ---------------------
                                 -------------------------------------------------------------------------------

                                                                               ---------------------------------   -----------------
--

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 Small Cap Value
                                 ---------------------
                                 -------------------------------------------------------------------------------

                                                                               ---------------------------------   -----------------
--

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 U.S. Government Mortgage
                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                     Page  184

----------------------------------------------------------------------------------------------------------------
                                                                                         FUND SHARES
                                                                             -----------------------------------
                                                                                  SHARE
             FUND                     SHAREHOLDER NAME, CITY AND STATE           CLASS(A)          PERCENTAGE
----------------------------------------------------------------------------------------------------------------
 Value                           Ameriprise Financial                          Class R4               9.14%
                                 -------------------------------------------------------------------------------
                                                                               Class A               12.25%
                                 Charles Schwab

                                                                               ---------------------------------
                                                                               Class R4              90.86%
                                 -------------------------------------------------------------------------------
                                                                               Class I               19.90%
                                 Portfolio Builder Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               32.07%
                                 Portfolio Builder Moderate Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I                5.40%
                                 Portfolio Builder Moderate Conservative
                                 Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               19.81%
                                 Portfolio Builder Moderate Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               21.30%
                                 Portfolio Builder Total Equity Fund
----------------------------------------------------------------------------------------------------------------
 FUNDS WITH FISCAL PERIOD ENDING JUNE 30
----------------------------------------------------------------------------------------------------------------
 Dividend Opportunity            Charles Schwab                                Class A               12.41%

                                                                               ---------------------------------
                                                                               Class R4             100.00%
                                 -------------------------------------------------------------------------------
                                                                               Class I               10.26%
                                 Income Builder Basic Income Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               13.68%
                                 Income Builder Enhanced Income Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               29.02%
                                 Income Builder Moderate Income Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I                9.24%
                                 Portfolio Builder Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               15.04%
                                 Portfolio Builder Moderate Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I                9.57%
                                 Portfolio Builder Moderate Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I                9.99%
                                 Portfolio Builder Total Equity Fund
----------------------------------------------------------------------------------------------------------------
 Real Estate                     Ameriprise Financial                          Class R4               6.51%
                                 -------------------------------------------------------------------------------
                                                                               Class A               12.86%
                                 Charles Schwab

                                                                               ---------------------------------
                                                                               Class R4              93.49%
                                 -------------------------------------------------------------------------------
                                                                               Class I                5.60%
                                 Income Builder Enhanced Income Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I                5.84%
                                 Income Builder Moderate Income Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               14.75%
                                 Portfolio Builder Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               23.74%
                                 Portfolio Builder Moderate Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               29.55%
                                 Portfolio Builder Moderate Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               12.99%
                                 Portfolio Builder Total Equity Fund
----------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
----------------------------------------------------------------------------------------------------------------
 Cash Management                 Ameriprise Trust Company                      Class Y               96.52%
                                 -------------------------------------------------------------------------------
                                                                               Class I               19.72%
                                 Income Builder Basic Income Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               28.22%
                                 Income Builder Moderate Income Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               22.71%
                                 Portfolio Builder Conservative Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               24.18%
                                 Portfolio Builder Moderate Conservative
                                 Fund
----------------------------------------------------------------------------------------------------------------

-------------------------------  ---------------------

                                    PERCENT OF FUND
             FUND                (IF GREATER THAN 25%)
-------------------------------  ---------------------
 Value
                                 ---------------------
                                 -------------------------------------------------------------------------------

                                                                               ---------------------------------   -----------------
--

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 FUNDS WITH FISCAL PERIOD ENDIN
----------------------------------------------------------------------------------------------------------------
 Dividend Opportunity
                                                                               ---------------------------------   -----------------
--

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 Real Estate                         29.63%(b)
                                 ---------------------
                                 -------------------------------------------------------------------------------

                                                                               ---------------------------------   -----------------
--

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD E
----------------------------------------------------------------------------------------------------------------
 Cash Management
                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                     Page  185

----------------------------------------------------------------------------------------------------------------
                                                                                         FUND SHARES
                                                                             -----------------------------------
                                                                                  SHARE
             FUND                     SHAREHOLDER NAME, CITY AND STATE           CLASS(A)          PERCENTAGE
----------------------------------------------------------------------------------------------------------------
 Core Bond                       Charles Schwab                                Class A               12.60%

                                                                               ---------------------------------
                                                                               Class R4              90.70%
                                 -------------------------------------------------------------------------------
                                                                               Class C                6.74%
                                 Constance T. Gerardi,
                                 Libertyville, IL
                                 -------------------------------------------------------------------------------
                                                                               Class C                6.99%
                                 Frank S. Gregory,
                                 Derry, NH
                                 -------------------------------------------------------------------------------
                                                                               Class C                8.03%
                                 Jack L. and Joy A. Hershberger,
                                 Grand Blanc, MI
                                 -------------------------------------------------------------------------------
                                                                               Class C                5.37%
                                 Dorothy J. Hostetler,
                                 Hobart, IN
                                 -------------------------------------------------------------------------------
                                                                               Class R4               9.30%
                                 RiverSource Life Insurance Company,
                                 Minneapolis, MN
                                 -------------------------------------------------------------------------------
                                                                               Class C                5.32%
                                 Troy Crow,
                                 Yakima, WA
                                 -------------------------------------------------------------------------------
                                                                               Class I               16.88%
                                 Portfolio Builder Conservative Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               26.93%
                                 Portfolio Builder Moderate Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I                9.67%
                                 Portfolio Builder Moderate Conservative
                                 Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               42.21%
                                 Portfolio Builder Moderate Fund
----------------------------------------------------------------------------------------------------------------
 Disciplined Equity              Ameriprise Trust Company                      Class R4              99.24%
                                 -------------------------------------------------------------------------------
                                                                               Class I               17.27%
                                 Portfolio Builder Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               28.01%
                                 Portfolio Builder Moderate Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               17.20%
                                 Portfolio Builder Moderate Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               18.79%
                                 Portfolio Builder Total Equity Fund
----------------------------------------------------------------------------------------------------------------

-------------------------------  ---------------------

                                    PERCENT OF FUND
             FUND                (IF GREATER THAN 25%)
-------------------------------  ---------------------
 Core Bond
                                                                               ---------------------------------   -----------------
--

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------
                                     78.86%(b)

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 Disciplined Equity
                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                     Page  186

----------------------------------------------------------------------------------------------------------------
                                                                                         FUND SHARES
                                                                             -----------------------------------
                                                                                  SHARE
             FUND                     SHAREHOLDER NAME, CITY AND STATE           CLASS(A)          PERCENTAGE
----------------------------------------------------------------------------------------------------------------
 Disciplined Small and           Ameriprise Financial                          Class A               93.90%
 Mid Cap Equity
                                                                             -----------------------------------
                                                                               Class B               16.02%
                                                                             -----------------------------------
                                                                               Class C              100.00%
                                                                             -----------------------------------
                                                                               Class R4              85.93%
                                 -------------------------------------------------------------------------------
                                                                               Class R4              14.07%
                                 Charles Schwab
                                 -------------------------------------------------------------------------------
                                                                               Class B                5.33%
                                 Sandra E. Gibson,
                                 Hollywood, FL
                                 -------------------------------------------------------------------------------
                                                                               Class B                5.22%
                                 Thomas E. and Gail A. Kushka,
                                 Springfield, MA
                                 -------------------------------------------------------------------------------
                                                                               Class B                8.89%
                                 Lynn M. Mc Nish,
                                 Eau Claire, WI
                                 -------------------------------------------------------------------------------
                                                                               Class B               13.08%
                                 Caroline and Frank Milano,
                                 Massapequa, NY
                                 -------------------------------------------------------------------------------
                                                                               Class B               11.95%
                                 William R. and Mary R. Nordstrom,
                                 Omaha, NE
                                 -------------------------------------------------------------------------------
                                                                               Class B               12.93%
                                 Davida M. Pearson,
                                 La Habra, CA
                                 -------------------------------------------------------------------------------
                                                                               Class I                8.78%
                                 Retirement Plus 2010 Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               15.61%
                                 Retirement Plus 2020 Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               13.36%
                                 Retirement Plus 2030 Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               51.70%
                                 Retirement Plus 2040 Fund
                                 -------------------------------------------------------------------------------
                                                                               Class B                5.58%
                                 Mario and Vincenza Scotto,
                                 Du Bois, PA
                                 -------------------------------------------------------------------------------
                                                                               Class B                5.38%
                                 Harold D. and Charlene R. Vote,
                                 Evansville, IN
----------------------------------------------------------------------------------------------------------------
 Disciplined Small Cap Value     Ameriprise Financial                          Class A               84.33%
                                                                             -----------------------------------
                                                                               Class C               33.71%
                                                                             -----------------------------------
                                                                               Class R4             100.00%
                                 -------------------------------------------------------------------------------
                                                                               Class B                6.64%
                                 Brenda W. and David N. Moses,
                                 Minneapolis, MN
                                 -------------------------------------------------------------------------------
                                                                               Class B                5.36%
                                 Robert K. and Sandra L. Orr,
                                 Springvale, ME
                                 -------------------------------------------------------------------------------
                                                                               Class B                5.24%
                                 Kenneth and Donna Oaks,
                                 Bedford, NH
                                 -------------------------------------------------------------------------------
                                                                               Class C               35.25%
                                 Jack M. and Marsha H. Clark,
                                 Apple Valley, CA
                                 -------------------------------------------------------------------------------
                                                                               Class C               15.73%
                                 Ernest E. and Carol A. Boyce,
                                 Southfield, MI
                                 -------------------------------------------------------------------------------
                                                                               Class C               15.31%
                                 Robert and Lynn M. Schuster,
                                 Richardson, TX
                                 -------------------------------------------------------------------------------
                                                                               Class I               18.60%
                                 Income Builder Basic Income Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               35.78%
                                 Income Builder Enhanced Income Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               45.36%
                                 Income Builder Moderate Income Fund
----------------------------------------------------------------------------------------------------------------

-------------------------------  ---------------------

                                    PERCENT OF FUND
             FUND                (IF GREATER THAN 25%)
-------------------------------  ---------------------
 Disciplined Small and               93.60%(b)
 Mid Cap Equity

                                 ---------------------
                                 -------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 Disciplined Small Cap Value         86.91%(b)

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                     Page  187

----------------------------------------------------------------------------------------------------------------
                                                                                         FUND SHARES
                                                                             -----------------------------------
                                                                                  SHARE
             FUND                     SHAREHOLDER NAME, CITY AND STATE           CLASS(A)          PERCENTAGE
----------------------------------------------------------------------------------------------------------------
 Floating Rate                   Ameriprise Financial                          Class R4              16.89%
                                 -------------------------------------------------------------------------------
                                                                               Class A               65.26%
                                 Charles Schwab

                                                                               ---------------------------------
                                                                               Class R4              83.11%
                                 -------------------------------------------------------------------------------
                                                                               Class C                5.01%
                                 Earl and Sue Ellen Barton, Temperance, MI
                                 -------------------------------------------------------------------------------
                                                                               Class I               11.40%
                                 Income Builder Basic Income Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               29.15%
                                 Income Builder Enhanced Income Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               34.10%
                                 Income Builder Moderate Income Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I                5.14%
                                 Portfolio Builder Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               11.35%
                                 Portfolio Builder Moderate Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I                6.65%
                                 Portfolio Builder Moderate Fund
----------------------------------------------------------------------------------------------------------------
 Growth                          Ameriprise Trust Company                      Class R4              98.77%
                                 -------------------------------------------------------------------------------
                                                                               Class A                8.01%
                                 Charles Schwab
                                 -------------------------------------------------------------------------------
                                                                               Class I               19.90%
                                 Portfolio Builder Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               32.17%
                                 Portfolio Builder Moderate Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               19.67%
                                 Portfolio Builder Moderate Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               21.17%
                                 Portfolio Builder Total Equity Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I                5.19%
                                 Portfolio Building Moderate Conservative
                                 Fund
----------------------------------------------------------------------------------------------------------------
 Income Opportunities            Charles Schwab                                Class A               17.46%

                                                                               ---------------------------------
                                                                               Class R4              96.85%
                                 -------------------------------------------------------------------------------
                                                                               Class I               12.12%
                                 Portfolio Builder Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               20.80%
                                 Portfolio Builder Moderate Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I                7.77%
                                 Portfolio Builder Moderate Conservative
                                 Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               59.30%
                                 Portfolio Builder Moderate Fund
----------------------------------------------------------------------------------------------------------------
 Inflation Protected Securities  Charles Schwab                                Class A               17.95%
                                 -------------------------------------------------------------------------------
                                                                               Class R4             100.00%
                                 RiverSource Life Insurance Company
                                 -------------------------------------------------------------------------------
                                                                               Class I                5.67%
                                 Income Builder Moderate Income Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I                5.15%
                                 Portfolio Builder Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I                5.03%
                                 Portfolio Builder Conservative Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               37.88%
                                 Portfolio Builder Moderate Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               10.97%
                                 Portfolio Builder Moderate Conservative
                                 Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               31.08%
                                 Portfolio Builder Moderate Fund
----------------------------------------------------------------------------------------------------------------
 Large Cap Equity                Ameriprise Trust Company                      Class R4              91.29%
                                 -------------------------------------------------------------------------------
                                                                               Class I               19.89%
                                 Portfolio Builder Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               32.25%
                                 Portfolio Builder Moderate Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I                5.16%
                                 Portfolio Builder Moderate Conservative
                                 Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               19.70%
                                 Portfolio Builder Moderate Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               21.64%
                                 Portfolio Builder Total Equity Fund
----------------------------------------------------------------------------------------------------------------

-------------------------------  ---------------------

                                    PERCENT OF FUND
             FUND                (IF GREATER THAN 25%)
-------------------------------  ---------------------
 Floating Rate
                                 ---------------------
                                 -------------------------------------------

                                                                               ---------------------------------   -----------------
--

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 Growth
                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 Income Opportunities
                                                                               ---------------------------------   -----------------
--

                                 ---------------------
                                 -------------------------------------------------------------------------------
                                     27.36%(b)

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 Inflation Protected Securities
                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------
                                     53.97%(b)

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 Large Cap Equity
                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                     Page  188

----------------------------------------------------------------------------------------------------------------
                                                                                         FUND SHARES
                                                                             -----------------------------------
                                                                                  SHARE
             FUND                     SHAREHOLDER NAME, CITY AND STATE           CLASS(A)          PERCENTAGE
----------------------------------------------------------------------------------------------------------------
 Large Cap Value                 Ameriprise Financial                          Class R4              34.77%
                                 -------------------------------------------------------------------------------
                                                                               Class A               14.49%
                                 Charles Schwab

                                                                               ---------------------------------
                                                                               Class R4              65.23%
                                 -------------------------------------------------------------------------------
                                                                               Class I               19.71%
                                 Portfolio Builder Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               32.18%
                                 Portfolio Builder Moderate Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I                5.15%
                                 Portfolio Builder Moderate Conservative
                                 Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               19.64%
                                 Portfolio Builder Moderate Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               21.86%
                                 Portfolio Builder Total Equity Fund
----------------------------------------------------------------------------------------------------------------
 Limited Duration Bond           Ameriprise Financial                          Class R4             100.00%
                                 -------------------------------------------------------------------------------
                                                                               Class A               20.06%
                                 Charles Schwab
                                 -------------------------------------------------------------------------------
                                                                               Class C               14.35%
                                 John W. and Cecelia E. Kramar,
                                 Hacienda Heights, CA
                                 -------------------------------------------------------------------------------
                                                                               Class C                6.62%
                                 Michael N. Stanley,
                                 Palm Springs, CA
                                 -------------------------------------------------------------------------------
                                                                               Class C                5.48%
                                 Rita R. and Lawrence E. Dale,
                                 Barstow, CA
                                 -------------------------------------------------------------------------------
                                                                               Class C                5.30%
                                 Donald and Elizabeth L. Snow,
                                 Derry, NH
                                 -------------------------------------------------------------------------------
                                                                               Class I               41.92%
                                 Portfolio Builder Conservative Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               57.56%
                                 Portfolio Builder Moderate Conservative
                                 Fund
----------------------------------------------------------------------------------------------------------------
 Short-Term Cash*                N/A
----------------------------------------------------------------------------------------------------------------
 FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------------------------
 California Tax-Exempt(c)        Ameriprise Financial                          Class Y              100.00%
                                 -------------------------------------------------------------------------------
                                                                               Class C                8.18%
                                 Arthur Mendel and Dorothy Mendel
                                 as the Trustees of the
                                 Dorothy M. Mendel Irrev. Trust,
                                 Richmond, CA
                                 -------------------------------------------------------------------------------
                                                                               Class B                7.38%
                                 Linda A. Wochnik,
                                 Sierra Madre, CA
----------------------------------------------------------------------------------------------------------------
 Diversified Bond                Ameriprise Trust Company                      Class R4              96.67%
                                 -------------------------------------------------------------------------------
                                                                               Class A                6.47%
                                 Charles Schwab
                                 -------------------------------------------------------------------------------
                                                                               Class I               13.09%
                                 Portfolio Builder Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               34.23%
                                 Portfolio Builder Moderate Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               11.87%
                                 Portfolio Builder Moderate Conservative
                                 Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               37.93%
                                 Portfolio Builder Moderate Fund
----------------------------------------------------------------------------------------------------------------

-------------------------------  ---------------------

                                    PERCENT OF FUND
             FUND                (IF GREATER THAN 25%)
-------------------------------  ---------------------
 Large Cap Value
                                 ---------------------
                                 -------------------------------------------

                                                                               ---------------------------------   -----------------
--

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 Limited Duration Bond               43.28%(b)
                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 Short-Term Cash*
----------------------------------------------------------------------------------------------------------------
 FUNDS WITH FISCAL PERIOD ENDIN
----------------------------------------------------------------------------------------------------------------
 California Tax-Exempt(c)
                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 Diversified Bond
                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                     Page  189

----------------------------------------------------------------------------------------------------------------
                                                                                         FUND SHARES
                                                                             -----------------------------------
                                                                                  SHARE
             FUND                     SHAREHOLDER NAME, CITY AND STATE           CLASS(A)          PERCENTAGE
----------------------------------------------------------------------------------------------------------------
 Massachusetts Tax-              Ameriprise Financial                          Class Y              100.00%
 Exempt(c)                       -------------------------------------------------------------------------------
                                                                               Class A                5.73%
                                 Charles Schwab
                                 -------------------------------------------------------------------------------
                                                                               Class C               15.53%
                                 June P. and Norman E. Venette
                                 as the Trustees of the
                                 Norman E. Venette Revocable Trust,
                                 Orange, MA
                                 -------------------------------------------------------------------------------
                                                                               Class C                8.72%
                                 Rita Hashem,
                                 Tewksbury, MA
                                 -------------------------------------------------------------------------------
                                                                               Class C                7.30%
                                 Alphonse A. and Linda Di Nardo,
                                 Leominster, MA
                                 -------------------------------------------------------------------------------
                                                                               Class C                6.94%
                                 Kevin H. and Nancy A. Aiken,
                                 Athol, MA
                                 -------------------------------------------------------------------------------
                                                                               Class C                6.51%
                                 Charles M. and Carol A. Breau,
                                 Clinton, MA
                                 -------------------------------------------------------------------------------
                                                                               Class C                6.48%
                                 Lillian R. Sanford,
                                 Haverhill, MA
----------------------------------------------------------------------------------------------------------------
 Michigan Tax-Exempt(c)          Ameriprise Financial                          Class Y              100.00%
                                 -------------------------------------------------------------------------------
                                                                               Class B                5.95%
                                 Donald E. and Stephen E. Baker,
                                 Dearborn Heights, MI
                                 -------------------------------------------------------------------------------
                                                                               Class B                5.73%
                                 Chester V. and Rose M. Mysliwiec
                                 as the Trustees of the
                                 Rose M. Mysliwiec Living Trust,
                                 Grand Rapids, MI
                                 -------------------------------------------------------------------------------
                                                                               Class C                7.52%
                                 Barry J. Fishman and Teresa A. McMahon
                                 as Trustees for the
                                 Barry J. Fishman Living Trust,
                                 Ann Arbor, MI
                                 -------------------------------------------------------------------------------
                                                                               Class C                5.63%
                                 Francis D. and Isabel S. Kinser,
                                 Waterford, MI
                                 -------------------------------------------------------------------------------
                                                                               Class C                5.57%
                                 Carl L. and Marian A. Beaver,
                                 Riga, MI
                                 -------------------------------------------------------------------------------
                                                                               Class C                5.38%
                                 Lorne R. and Vivian T. Trainor,
                                 Erie, MI
----------------------------------------------------------------------------------------------------------------
 Minnesota Tax-Exempt(c)         Ameriprise Financial                          Class Y              100.00%
----------------------------------------------------------------------------------------------------------------
 New York Tax-Exempt(c)          Ameriprise Financial                          Class Y              100.00%
                                 -------------------------------------------------------------------------------
                                                                               Class A                5.48%
                                 Charles Schwab
                                 -------------------------------------------------------------------------------
                                                                               Class C                7.23%
                                 Charles D. and Judith E. Adler,
                                 New York, NY
                                 -------------------------------------------------------------------------------
                                                                               Class C                5.31%
                                 Ena S. Ryan,
                                 Brooklyn, NY
                                 -------------------------------------------------------------------------------
                                                                               Class C                5.01%
                                 Arthur and Susan Ezersky,
                                 Woodbury, NY
----------------------------------------------------------------------------------------------------------------

-------------------------------  ---------------------

                                    PERCENT OF FUND
             FUND                (IF GREATER THAN 25%)
-------------------------------  ---------------------
 Massachusetts Tax-
 Exempt(c)                       -------------------------------------------------------------------------------   -----------------
----

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 Michigan Tax-Exempt(c)
                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 Minnesota Tax-Exempt(c)
----------------------------------------------------------------------------------------------------------------
 New York Tax-Exempt(c)
                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                     Page  190

----------------------------------------------------------------------------------------------------------------
                                                                                         FUND SHARES
                                                                             -----------------------------------
                                                                                  SHARE
             FUND                     SHAREHOLDER NAME, CITY AND STATE           CLASS(A)          PERCENTAGE
----------------------------------------------------------------------------------------------------------------
 Ohio Tax-Exempt(c)              Ameriprise Financial                          Class Y              100.00%
                                 -------------------------------------------------------------------------------
                                                                               Class C                8.21%
                                 Richard L. Sears,
                                 Parma, OH
                                 -------------------------------------------------------------------------------
                                                                               Class C                8.21%
                                 Joseph A. Sears,
                                 Berea, OH
                                 -------------------------------------------------------------------------------
                                                                               Class C                8.21%
                                 James N. Sears,
                                 Columbus, OH
                                 -------------------------------------------------------------------------------
                                                                               Class C                5.82%
                                 David A. Sears,
                                 Brunswick, OH
                                 -------------------------------------------------------------------------------
                                                                               Class C                5.40%
                                 George and Ophelia M. Hill,
                                 Cincinnati, OH
----------------------------------------------------------------------------------------------------------------
 FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------------------------
 Balanced                        Ameriprise Trust Company                      Class R4              99.77%
----------------------------------------------------------------------------------------------------------------
 Disciplined Large Cap Growth*   N/A
----------------------------------------------------------------------------------------------------------------
 Diversified Equity Income       Ameriprise Trust Company                      Class R4              57.21%
                                 -------------------------------------------------------------------------------
                                                                               Class A               24.59%
                                 Charles Schwab
                                 -------------------------------------------------------------------------------
                                                                               Class R4              12.93%
                                 Holland American Life,
                                 Minneapolis, MN
                                 -------------------------------------------------------------------------------
                                                                               Class I               19.70%
                                 Portfolio Builder Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               32.41%
                                 Portfolio Builder Moderate Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I                5.50%
                                 Portfolio Builder Moderate Conservative
                                 Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               20.02%
                                 Portfolio Builder Moderate Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               20.82%
                                 Portfolio Builder Total Equity Fund
                                 -------------------------------------------------------------------------------
                                                                               Class R4              16.44%
                                 Wells Fargo Bank
----------------------------------------------------------------------------------------------------------------
 Mid Cap Value                   Ameriprise Trust Company                      Class R4              78.84%
                                 -------------------------------------------------------------------------------
                                                                               Class A               35.80%
                                 Charles Schwab
                                 -------------------------------------------------------------------------------
                                                                               Class R4              12.41%
                                 John Hancock Life Insurance Company,
                                 Buffalo, NY
                                 -------------------------------------------------------------------------------
                                                                               Class I               19.58%
                                 Portfolio Builder Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               32.58%
                                 Portfolio Builder Moderate Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I                5.41%
                                 Portfolio Builder Moderate Conservative
                                 Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               20.04%
                                 Portfolio Builder Moderate Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               20.78%
                                 Portfolio Builder Total Equity Fund
----------------------------------------------------------------------------------------------------------------
 Strategic Allocation            Ameriprise Trust Company                      Class R4              83.75%
                                 -------------------------------------------------------------------------------
                                                                               Class A                9.08%
                                 Charles Schwab

                                                                               ---------------------------------
                                                                               Class R4              16.25%
----------------------------------------------------------------------------------------------------------------
 Strategic Income Allocation*    N/A
----------------------------------------------------------------------------------------------------------------

-------------------------------  ---------------------

                                    PERCENT OF FUND
             FUND                (IF GREATER THAN 25%)
-------------------------------  ---------------------
 Ohio Tax-Exempt(c)
                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 FUNDS WITH FISCAL PERIOD ENDIN
----------------------------------------------------------------------------------------------------------------
 Balanced
----------------------------------------------------------------------------------------------------------------
 Disciplined Large Cap Growth*
----------------------------------------------------------------------------------------------------------------
 Diversified Equity Income
                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 Mid Cap Value
                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 Strategic Allocation
                                 ---------------------
                                 -------------------------------------------------------------------------------

                                                                               ---------------------------------   -----------------
--

----------------------------------------------------------------------------------------------------------------
 Strategic Income Allocation*
----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                     Page  191

----------------------------------------------------------------------------------------------------------------
                                                                                         FUND SHARES
                                                                             -----------------------------------
                                                                                  SHARE
             FUND                     SHAREHOLDER NAME, CITY AND STATE           CLASS(A)          PERCENTAGE
----------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
----------------------------------------------------------------------------------------------------------------
 Absolute Return Currency        Ameriprise Financial                          Class A              100.00%
 and Income
                                                                             -----------------------------------
                                                                               Class B              100.00%
                                                                             -----------------------------------
                                                                               Class C              100.00%
                                                                             -----------------------------------
                                                                               Class R4             100.00%
                                 -------------------------------------------------------------------------------
                                                                               Class I                8.84%
                                 Income Builder Enhanced Income Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               10.20%
                                 Income Builder Moderate Income Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               13.09%
                                 Portfolio Builder Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               26.60%
                                 Portfolio Builder Moderate Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               21.28%
                                 Portfolio Builder Moderate Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               11.73%
                                 Portfolio Builder Total Equity Fund
----------------------------------------------------------------------------------------------------------------
 Disciplined International       Ameriprise Financial                          Class A               85.29%
 Equity
                                                                             -----------------------------------
                                                                               Class C               25.45%
                                                                             -----------------------------------
                                                                               Class R4              49.24%
                                 -------------------------------------------------------------------------------
                                                                               Class R4              50.76%
                                 Charles Schwab
                                 -------------------------------------------------------------------------------
                                                                               Class I               10.12%
                                 Income Builder Basic Income Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               24.75%
                                 Income Builder Enhanced Income Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               23.18%
                                 Income Builder Moderate Income Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I                7.61%
                                 Retirement Plus 2020 Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I                5.98%
                                 Retirement Plus 2025 Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I                6.99%
                                 Retirement Plus 2030 Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I                7.94%
                                 Retirement Plus 2040 Fund
                                 -------------------------------------------------------------------------------
                                                                               Class C                7.17%
                                 Corine and Cornelius Armstrong,
                                 Chicago, IL
                                 -------------------------------------------------------------------------------
                                                                               Class C               23.66%
                                 Michelle, Aaron and Joshua Flanery,
                                 Roseville, CA
                                 -------------------------------------------------------------------------------
                                                                               Class C               35.34%
                                 Jon L. and Patricia M. Worthing,
                                 Santa Clarita, CA
                                 -------------------------------------------------------------------------------
                                                                               Class B                8.26%
                                 Diana T. and Murray R. Johnson,
                                 La Grange, IL
                                 -------------------------------------------------------------------------------
                                                                               Class B                7.93%
                                 Betty C. Russell,
                                 Orlando, FL
                                 -------------------------------------------------------------------------------
                                                                               Class B                6.70%
                                 Timothy and Gayle a. Callahan,
                                 Liberty Township, OH
                                 -------------------------------------------------------------------------------
                                                                               Class B                5.86%
                                 Lois and Harvey Retzloff,
                                 Chicago, IL
                                 -------------------------------------------------------------------------------
                                                                               Class B                5.68%
                                 Drew R. and Madelyn H. Miller,
                                 Bloomsburg, PA
                                 -------------------------------------------------------------------------------
                                                                               Class B                5.37%
                                 Audree J. Schmidt,
                                 Stockton, CA
                                 -------------------------------------------------------------------------------
                                                                               Class B                5.15%
                                 Byron G. Lee and Audrey Y. Williams-Lee,
                                 Oak Park, IL
----------------------------------------------------------------------------------------------------------------

-------------------------------  ---------------------

                                    PERCENT OF FUND
             FUND                (IF GREATER THAN 25%)
-------------------------------  ---------------------
FUNDS WITH FISCAL PERIOD ENDING
----------------------------------------------------------------------------
 Absolute Return Currency            100.00%(b)
 and Income

                                 ---------------------
                                 -----------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 Disciplined International           97.48%(b)
 Equity

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                     Page  192

----------------------------------------------------------------------------------------------------------------
                                                                                         FUND SHARES
                                                                             -----------------------------------
                                                                                  SHARE
             FUND                     SHAREHOLDER NAME, CITY AND STATE           CLASS(A)          PERCENTAGE
----------------------------------------------------------------------------------------------------------------
 Emerging Markets                Ameriprise Trust Company                      Class R4              78.55%
                                 -------------------------------------------------------------------------------
                                                                               Class A               14.93%
                                 Charles Schwab

                                                                               ---------------------------------
                                                                               Class R4              21.45%
                                 -------------------------------------------------------------------------------
                                                                               Class I               19.94%
                                 Portfolio Builder Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               20.32%
                                 Portfolio Builder Moderate Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               33.06%
                                 Portfolio Builder Moderate Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I                5.51%
                                 Portfolio Builder Conservative Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               21.13%
                                 Portfolio Builder Total Equity Fund
----------------------------------------------------------------------------------------------------------------
 Emerging Markets Bond           Ameriprise Financial                          Class A               84.83%
                                                                             -----------------------------------
                                                                               Class C               19.61%
                                                                             -----------------------------------
                                                                               Class R4              70.59%
                                 -------------------------------------------------------------------------------
                                                                               Class B                9.41%
                                 Richard J. and Rita A Barse,
                                 New Haven, CT
                                 -------------------------------------------------------------------------------
                                                                               Class B                5.38%
                                 Paul F. and Maureen M. Bultinck,
                                 Mishawaka, IN
                                 -------------------------------------------------------------------------------
                                                                               Class C               14.41%
                                 Kimberly S. and Scott E. Duerr,
                                 Sulphur Springs, TX
                                 -------------------------------------------------------------------------------
                                                                               Class C               13.49%
                                 Wesley W. Smith,
                                 Houston, TX
                                 -------------------------------------------------------------------------------
                                                                               Class C               11.94%
                                 Jane A. O'Rourke and Frank K. O'Hara,
                                 Hallowell, ME
                                 -------------------------------------------------------------------------------
                                                                               Class C               11.90%
                                 Terry I. and Valerie G. Hansen,
                                 Midvale, UT
                                 -------------------------------------------------------------------------------
                                                                               Class C               11.47%
                                 Carl J. and Ruth E. Allrich,
                                 St. Charles, MO
                                 -------------------------------------------------------------------------------
                                                                               Class C               10.21%
                                 Michael and Lisa Fischer,
                                 Fremont, CA
                                 -------------------------------------------------------------------------------
                                                                               Class I               12.60%
                                 Income Builder Basic Income Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               36.16%
                                 Income Builder Enhanced Income Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               49.26%
                                 Income Builder Moderate Income Fund
----------------------------------------------------------------------------------------------------------------
 European Equity                 Ameriprise Financial                          Class I              100.00%

                                                                               ---------------------------------
                                                                               Class R4              50.90%
                                 -------------------------------------------------------------------------------
                                                                               Class A               12.95%
                                 Charles Schwab

                                                                               ---------------------------------
                                                                               Class R4              49.10%
                                 -------------------------------------------------------------------------------
                                                                               Class C                7.79%
                                 Marilyn O. Matthews Trust,
                                 Pasadena, CA
----------------------------------------------------------------------------------------------------------------
 Global Bond                     Charles Schwab                                Class A               14.40%

                                                                               ---------------------------------
                                                                               Class R4             100.00%
                                 -------------------------------------------------------------------------------
                                                                               Class I                6.37%
                                 Income Builder Basic Income Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               32.49%
                                 Portfolio Builder Moderate Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               38.68%
                                 Portfolio Builder Moderate Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               10.79%
                                 Portfolio Builder Moderate Conservative
                                 Fund
----------------------------------------------------------------------------------------------------------------
 Global Equity                   Ameriprise Trust Company                      Class R4              85.55%
                                 -------------------------------------------------------------------------------
                                                                               Class A               14.01%
                                 Charles Schwab
                                 -------------------------------------------------------------------------------
                                                                               Class R4               9.33%
                                 Met Life
----------------------------------------------------------------------------------------------------------------

-------------------------------  ---------------------

                                    PERCENT OF FUND
             FUND                (IF GREATER THAN 25%)
-------------------------------  ---------------------
 Emerging Markets
                                 ---------------------
                                 -------------------------------------------

                                                                               ---------------------------------   -----------------
--

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 Emerging Markets Bond               95.94%(b)

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 European Equity
                                                                               ---------------------------------   -----------------
--

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                                                               ---------------------------------   -----------------
--

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 Global Bond
                                                                               ---------------------------------   -----------------
--

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------
                                     30.38%(b)

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 Global Equity
                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                     Page  193

----------------------------------------------------------------------------------------------------------------
                                                                                         FUND SHARES
                                                                             -----------------------------------
                                                                                  SHARE
             FUND                     SHAREHOLDER NAME, CITY AND STATE           CLASS(A)          PERCENTAGE
----------------------------------------------------------------------------------------------------------------
 Global Technology               Ameriprise Financial                          Class I              100.00%
                                 -------------------------------------------------------------------------------
                                                                               Class R4              73.88%
                                 Ameriprise Trust Company
                                 -------------------------------------------------------------------------------
                                                                               Class A               13.94%
                                 Charles Schwab

                                                                               ---------------------------------
                                                                               Class R4              26.03%
----------------------------------------------------------------------------------------------------------------
 International Aggressive        Charles Schwab                                Class A               13.83%
 Growth

                                                                               ---------------------------------
                                                                               Class R4              97.78%
                                 -------------------------------------------------------------------------------
                                                                               Class I               19.61%
                                 Portfolio Builder Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               20.04%
                                 Portfolio Builder Moderate Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               32.44%
                                 Portfolio Builder Moderate Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I                5.44%
                                 Portfolio Builder Moderate Conservative
                                 Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               20.78%
                                 Portfolio Builder Total Equity Fund
----------------------------------------------------------------------------------------------------------------
 International Equity            Ameriprise Financial                          Class R4               7.78%
                                 -------------------------------------------------------------------------------
                                                                               Class A               11.64%
                                 Charles Schwab

                                                                               ---------------------------------
                                                                               Class R4              92.22%
                                 -------------------------------------------------------------------------------
                                                                               Class C                5.60%
                                 Daniel and Linda L. Miklovic,
                                 St. Louis, MO
                                 -------------------------------------------------------------------------------
                                                                               Class I               19.58%
                                 Portfolio Builder Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               20.07%
                                 Portfolio Builder Moderate Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               32.43%
                                 Portfolio Builder Moderate Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I                5.43%
                                 Portfolio Builder Moderate Conservative
                                 Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               20.78%
                                 Portfolio Builder Total Equity Fund
----------------------------------------------------------------------------------------------------------------
 International Opportunity       Charles Schwab                                Class A                13.36

                                                                               ---------------------------------
                                                                               Class R4              77.43%
                                 -------------------------------------------------------------------------------
                                                                               Class I               19.60%
                                 Portfolio Builder Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               32.46%
                                 Portfolio Builder Moderate Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I                5.43%
                                 Portfolio Builder Moderate Conservative
                                 Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               20.03%
                                 Portfolio Builder Moderate Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               20.79%
                                 Portfolio Builder Total Equity Fund
                                 -------------------------------------------------------------------------------
                                                                               Class R4              22.57%
                                 Met Life
----------------------------------------------------------------------------------------------------------------
 International Select Value      Charles Schwab                                Class A               21.33%

                                                                               ---------------------------------
                                                                               Class R4              98.79%
                                 -------------------------------------------------------------------------------
                                                                               Class I               19.56%
                                 Portfolio Builder Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               32.45%
                                 Portfolio Builder Moderate Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I                5.44%
                                 Portfolio Builder Moderate Conservative
                                 Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               20.07%
                                 Portfolio Builder Moderate Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               20.78%
                                 Portfolio Builder Total Equity Fund
----------------------------------------------------------------------------------------------------------------

-------------------------------  ---------------------

                                    PERCENT OF FUND
             FUND                (IF GREATER THAN 25%)
-------------------------------  ---------------------
 Global Technology
                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                                                               ---------------------------------   -----------------
--

----------------------------------------------------------------------------------------------------------------
 International Aggressive
 Growth
                                                                               ---------------------------------   -----------------
--

                                 ---------------------
                                 -------------------------------------------------------------------------------
                                       25.69%

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 International Equity                35.19%(b)
                                 ---------------------
                                 -------------------------------------------------------------------------------

                                                                               ---------------------------------   -----------------
--

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 International Opportunity
                                                                               ---------------------------------   -----------------
--

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 International Select Value
                                                                               ---------------------------------   -----------------
--

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

                                 ---------------------
                                 -------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - May 30, 2007                     Page  194

----------------------------------------------------------------------------------------------------------------
                                                                                         FUND SHARES
                                                                             -----------------------------------
                                                                                  SHARE
             FUND                     SHAREHOLDER NAME, CITY AND STATE           CLASS(A)          PERCENTAGE
----------------------------------------------------------------------------------------------------------------
 International Small Cap         Ameriprise Financial                          Class R4              18.27%
                                 -------------------------------------------------------------------------------
                                                                               Class A               16.46%
                                 Charles Schwab

                                                                               ---------------------------------
                                                                               Class R4              81.73%
                                 -------------------------------------------------------------------------------
                                                                               Class I               19.45%
                                 Portfolio Builder Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               32.61%
                                 Portfolio Builder Moderate Aggressive Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I                5.34%
                                 Portfolio Builder Moderate Conservative
                                 Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               20.07%
                                 Portfolio Builder Moderate Fund
                                 -------------------------------------------------------------------------------
                                                                               Class I               20.74%
                                 Portfolio Builder Total Equity Fund
----------------------------------------------------------------------------------------------------------------
 FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------------------------
 Intermediate Tax-Exempt         Ameriprise Financial                          Class Y              100.00%
                                 -------------------------------------------------------------------------------
                                                                               Class A                9.90%
                                 Charles Schwab
----------------------------------------------------------------------------------------------------------------
 Mid Cap Growth                  Ameriprise Financial                          Class I              100.00%
                                 -------------------------------------------------------------------------------
                                                                               Class R4              56.81%
                                 Ameriprise Trust Company
                                 -------------------------------------------------------------------------------
                                                                               Class A                5.29%
                                 Charles Schwab
                                 -------------------------------------------------------------------------------
                                                                               Class R4              16.91%
                                 Charles Schwab Trust Company,
                                 San Francisco, CA
                                 -------------------------------------------------------------------------------
                                                                               Class R4              24.73%
                                 GWFS Equities, Inc.,
                                 Greenwood Village, CO
----------------------------------------------------------------------------------------------------------------
 Tax-Exempt Bond                 Ameriprise Financial                          Class Y              100.00%
                                 -------------------------------------------------------------------------------
                                                                               Class C                6.73%
                                 J. Hayley Stephens,
                                 Calhoun, GA
----------------------------------------------------------------------------------------------------------------
 Tax-Exempt High Income          Ameriprise Financial                          Class Y              100.00%
----------------------------------------------------------------------------------------------------------------
 FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------------------------
 Tax-Exempt Money Market         None
----------------------------------------------------------------------------------------------------------------

-------------------------------  ---------------------

                                    PERCENT OF FUND
             FUND                (IF GREATER THAN 25%)
-------------------------------  ---------------------
 International Small Cap
                                 ---------------------
                                 -------------------------------------------
                                                                               ---------------------------------   -----------------
--
                                 ---------------------
                                 -------------------------------------------------------------------------------
                                 ---------------------
                                 -------------------------------------------------------------------------------
                                 ---------------------
                                 -------------------------------------------------------------------------------
                                 ---------------------
                                 -------------------------------------------------------------------------------
                                 ---------------------
                                 -------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
 FUNDS WITH FISCAL PERIOD ENDIN
----------------------------------------------------------------------------------------------------------------
 Intermediate Tax-Exempt
                                 ---------------------
                                 -------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
 Mid Cap Growth
                                 ---------------------
                                 -------------------------------------------------------------------------------
                                 ---------------------
                                 -------------------------------------------------------------------------------
                                 ---------------------
                                 -------------------------------------------------------------------------------
                                 ---------------------
                                 -------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
 Tax-Exempt Bond
                                 ---------------------
                                 -------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
 Tax-Exempt High Income
----------------------------------------------------------------------------------------------------------------
 FUNDS WITH FISCAL PERIOD ENDIN
----------------------------------------------------------------------------------------------------------------
 Tax-Exempt Money Market
----------------------------------------------------------------------------------------------------------------



 * As of the date of this SAI, the fund has not passed its first fiscal year end, and therefore has no reporting information.



 (a)   Effective Dec. 11, 2006 Class Y was renamed Class R4.



 (b) Combination of Ameriprise Financial initial capital and affiliated funds-of-funds' investments in Class I shares.



 (c) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. The information shown is as of Aug. 31, 2006.


A fund may serve as an underlying investment of funds-of-funds that principally invest in shares of other RiverSource funds (the underlying funds). The underlying funds and the funds-of-funds share the same officers, Board members, and investment manager, RiverSource Investments. The funds-of-funds do not invest in an underlying fund for the purpose of exercising management or control; however, from time to time, investments by the funds-of-funds in a fund may represent a significant portion of a fund. Because the funds-of-funds may own a substantial portion of the shares of a fund, procedures have been put into place to assure that public shareholders will determine the outcome of all actions taken at underlying fund shareholder meetings. In proxy voting, the funds-of-funds will vote on each proposal in the same proportion that other shareholders vote on the proposal.

In addition, Ameriprise Financial or an affiliate may own shares of a fund as a result of an initial capital investment at the inception of the fund or class. To the extent RiverSource Investments, as manager of the funds-of-funds, may be deemed a beneficial owner of the shares of an underlying fund held by the funds-of-funds, and such shares, together with any initial capital investment by Ameriprise Financial or an affiliate represent more than 25% of a fund, RiverSource Investments and its affiliated companies may be deemed to control the fund.


Statement of Additional Information - May 30, 2007                     Page  195

INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS


In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendant's motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007.


In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of


Statement of Additional Information - May 30, 2007                     Page  196

Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements contained in a fund's Annual Report were audited by the independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the fund.


Statement of Additional Information - May 30, 2007                     Page  197

                                                                      APPENDIX A

                             DESCRIPTION OF RATINGS

STANDARD & POOR'S LONG-TERM DEBT RATINGS
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

    - Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

    - Nature of and provisions of the obligation.

    - Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE
Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE GRADE
Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.


Statement of Additional Information - May 30, 2007                          A- 1

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS
Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements - their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Statement of Additional Information - May 30, 2007                          A- 2

FITCH'S LONG-TERM DEBT RATINGS
Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

INVESTMENT GRADE
AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE
BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.


Statement of Additional Information - May 30, 2007                          A- 3

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS
A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

STANDARD & POOR'S MUNI BOND AND NOTE RATINGS
An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM RATINGS
Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings


Statement of Additional Information - May 30, 2007                          A- 4
coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

MOODY'S SHORT-TERM MUNI BONDS AND NOTES
Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

FITCH'S SHORT-TERM RATINGS
Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.


Statement of Additional Information - May 30, 2007                          A- 5

                                                                      APPENDIX B

                             STATE TAX-EXEMPT FUNDS

                               STATE RISK FACTORS

California Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, Minnesota Tax-Exempt Fund, New York Tax-Exempt Fund and Ohio Tax-Exempt Fund invest primarily in the municipal securities issued by a single state and political sub-divisions that state. Each Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state's tax-exempt investments will be significantly greater than that of more geographically diversified funds, which may result in greater losses and volatility. Because of the relatively small number of issuers of tax-exempt securities, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the Fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments. In addition, a Fund may concentrate in a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a fund's shares to change more than the values of funds' shares that invest in more diversified investments. The yields on the securities in which the Fund invests generally are dependent on a variety of factors, including the financial condition of the issuer or other obligor, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue. In addition to such factors, geographically concentrated securities will experience particular sensitivity to local conditions, including political and economic changes, adverse conditions to an industry significant to the area, and other developments within a particular locality. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state.

Certain events may adversely affect all investments within a particular market segment of the market. Examples include litigation, legislation or court decisions, concerns about pending or contemplated litigation, legislation or court decisions, or lower demand for the services or products provided by a particular market segment. Investing mostly in state-specific tax-exempt investments makes the Fund more vulnerable to that state's economy and to factors affecting tax-exempt issuers in that state than would be true for more geographically diversified funds. These risks include, among others:

     - the inability or perceived inability of a government authority to collect sufficient tax or other revenues to meet its payment obligations;

     - natural disasters and ecological or environmental concerns;

     - the introduction of constitutional or statutory limits on a tax-exempt issuer's ability to raise revenues or increase taxes;

     - the inability of an issuer to pay interest on or repay principal or securities in which the funds invest during recessionary periods; and

     - economic or demographic factors that may cause a decrease in tax or other revenues for a government authority or for private operators of publicly financed facilities.

More information about state specific risks may be available from official state resources.


Statement of Additional Information - May 30, 2007                          B- 1

                                                                      APPENDIX C

                               S&P 500 INDEX FUND

                 ADDITIONAL INFORMATION ABOUT THE S&P 500 INDEX

The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


                                                                 S-6500 W (5/07)



Statement of Additional Information - May 30, 2007                          C- 1

INVESTMENTS IN SECURITIES

MARCH 31, 2007
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (99.2%)
ISSUER                                            SHARES                   VALUE(A)

AEROSPACE & DEFENSE (2.3%)
Honeywell Intl                                      273,073             $12,577,742
United Technologies                                 251,183              16,326,895
                                                                    ---------------
Total                                                                    28,904,637
-----------------------------------------------------------------------------------

AIRLINES (0.8%)
AMR                                                 111,423(b)            3,392,830
Continental Airlines Cl B                            92,783(b)            3,376,373
UAL                                                   9,699(b)              370,211
US Airways Group                                     70,770(b)            3,218,620
                                                                    ---------------
Total                                                                    10,358,034
-----------------------------------------------------------------------------------

AUTOMOBILES (1.5%)
Ford Motor                                        1,162,415(d)            9,171,454
General Motors                                      291,136               8,920,407
                                                                    ---------------
Total                                                                    18,091,861
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (0.2%)
Amgen                                                52,167(b)            2,915,092
-----------------------------------------------------------------------------------

CAPITAL MARKETS (3.2%)
Bank of New York                                    176,980               7,176,539
Goldman Sachs Group                                  19,594               4,048,708
Lehman Brothers Holdings                            100,067               7,011,695
Merrill Lynch & Co                                  176,361              14,403,403
Morgan Stanley                                       82,908               6,529,834
                                                                    ---------------
Total                                                                    39,170,179
-----------------------------------------------------------------------------------

CHEMICALS (4.3%)
Air Products & Chemicals                            165,319              12,226,993
Dow Chemical                                        402,196              18,444,709
EI du Pont de Nemours & Co                          414,548              20,491,107
Praxair                                              43,903               2,764,133
                                                                    ---------------
Total                                                                    53,926,942
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.9%)
US Bancorp                                          131,759               4,607,612
Wachovia                                            113,560               6,251,478
                                                                    ---------------
Total                                                                    10,859,090
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

COMMERCIAL SERVICES & SUPPLIES (0.6%)
Waste Management                                    198,656              $6,835,753
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.1%)
Cisco Systems                                       290,784(b)            7,423,716
Nokia ADR                                           256,384(c)            5,876,321
                                                                    ---------------
Total                                                                    13,300,037
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.9%)
Hewlett-Packard                                     443,104              17,786,195
Intl Business Machines                               63,297               5,966,375
                                                                    ---------------
Total                                                                    23,752,570
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
Insituform Technologies Cl A                         65,017(b)            1,351,703
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.5%)
Hanson ADR                                           82,809(c)            6,701,732
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (6.1%)
Bank of America                                     666,083              33,983,555
Citigroup                                           803,354              41,244,194
                                                                    ---------------
Total                                                                    75,227,749
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (5.0%)
AT&T                                              1,260,461              49,699,978
Verizon Communications                              322,094              12,213,804
                                                                    ---------------
Total                                                                    61,913,782
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (3.0%)
DPL                                                 159,656               4,963,705
Duke Energy                                         181,338               3,679,348
Exelon                                               79,199               5,441,763
FirstEnergy                                          94,548               6,262,860
FPL Group                                           172,900              10,576,293
Southern                                            159,225               5,835,596
                                                                    ---------------
Total                                                                    36,759,565
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.6%)
ABB ADR                                             407,788(c)            7,005,798
-----------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                         RIVERSOURCE EQUITY VALUE FUND -- 2007 ANNUAL REPORT  15

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

ENERGY EQUIPMENT & SERVICES (5.1%)
Baker Hughes                                        153,100             $10,124,503
GlobalSantaFe                                       117,054               7,219,891
Halliburton                                         370,320(d)           11,753,957
Schlumberger                                        144,194               9,963,805
Transocean                                          158,877(b)           12,980,251
Weatherford Intl                                    246,898(b)           11,135,100
                                                                    ---------------
Total                                                                    63,177,507
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.4%)
Wal-Mart Stores                                      93,068               4,369,543
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.3%)
Boston Scientific                                   247,139(b)            3,593,401
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.9%)
Cardinal Health                                      88,607               6,463,881
Humana                                               77,814(b)            4,514,768
                                                                    ---------------
Total                                                                    10,978,649
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.6%)
Carnival Unit                                       162,811               7,629,323
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.5%)
Whirlpool                                            67,315               5,715,717
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (3.1%)
General Electric                                    837,447              29,612,126
Tyco Intl                                           285,138(c)            8,996,104
                                                                    ---------------
Total                                                                    38,608,230
-----------------------------------------------------------------------------------

INSURANCE (15.1%)
ACE                                                 377,895(c)           21,562,689
Allstate                                            147,480               8,857,649
American Intl Group                                 328,919              22,109,935
Chubb                                               179,239               9,261,279
Everest Re Group                                    261,983(c)           25,194,905
Lincoln Natl                                         83,629               5,669,210
Loews                                               702,404              31,910,214
Marsh & McLennan Companies                          439,017              12,858,808
RenaissanceRe Holdings                               44,220(c)            2,217,191
Travelers Companies                                 339,072              17,553,757
XL Capital Cl A                                     432,604(c)           30,264,976
                                                                    ---------------
Total                                                                   187,460,613
-----------------------------------------------------------------------------------

IT SERVICES (0.6%)
Electronic Data Systems                             282,570               7,821,538
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

MACHINERY (6.0%)
Caterpillar                                         472,988             $31,704,387
Deere & Co                                           37,774               4,103,767
Eaton                                               144,229              12,051,775
Illinois Tool Works                                 339,300              17,507,880
Ingersoll-Rand Cl A                                 141,227(c)            6,125,015
Parker Hannifin                                      36,859               3,181,300
                                                                    ---------------
Total                                                                    74,674,124
-----------------------------------------------------------------------------------

MEDIA (3.0%)
CBS Cl B                                            183,389               5,609,870
Comcast Cl A                                        513,132(b)           13,315,775
News Corp Cl A                                      153,810               3,556,087
Time Warner                                         768,974              15,164,167
                                                                    ---------------
Total                                                                    37,645,899
-----------------------------------------------------------------------------------

METALS & MINING (1.3%)
Alcoa                                               391,405              13,268,629
Nucor                                                51,913               3,381,094
                                                                    ---------------
Total                                                                    16,649,723
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.4%)
Federated Department Stores                         106,313               4,789,401
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.4%)
Dominion Resources                                   58,470               5,190,382
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (10.2%)
Anadarko Petroleum                                  163,126               7,011,155
Apache                                               79,121               5,593,855
BP ADR                                              241,762(c)           15,654,090
Chevron                                             416,221              30,783,704
ConocoPhillips                                      391,615              26,766,885
Devon Energy                                         59,124               4,092,563
EnCana                                               59,898(c)            3,032,636
Exxon Mobil                                         198,146              14,950,116
Petroleo Brasileiro ADR                             146,760(c)           14,604,088
Spectra Energy                                       73,980               1,943,455
Suncor Energy                                        37,058(c)            2,829,378
                                                                    ---------------
Total                                                                   127,261,925
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.6%)
Intl Paper                                          366,718              13,348,536
Weyerhaeuser                                         93,841               7,013,676
                                                                    ---------------
Total                                                                    20,362,212
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 16 RIVERSOURCE EQUITY VALUE FUND -- 2007 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

PHARMACEUTICALS (4.8%)
Abbott Laboratories                                 262,587             $14,652,355
Eli Lilly & Co                                      161,655               8,682,490
Merck & Co                                          128,971               5,696,649
Pfizer                                              863,661              21,816,076
Schering-Plough                                     133,543               3,406,682
Wyeth                                               115,320               5,769,460
                                                                    ---------------
Total                                                                    60,023,712
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.3%)
Crescent Real Estate Equities                       204,881               4,109,913
-----------------------------------------------------------------------------------

ROAD & RAIL (0.4%)
CSX                                                 127,704               5,114,545
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.9%)
STMicroelectronics                                  293,059(c)            5,626,733
Taiwan Semiconductor Mfg ADR                        566,122(c)            6,085,811
                                                                    ---------------
Total                                                                    11,712,544
-----------------------------------------------------------------------------------

SOFTWARE (2.8%)
Microsoft                                           660,469              18,407,271
Oracle                                              459,033(b)            8,322,268
Symantec                                            436,080(b)            7,544,184
                                                                    ---------------
Total                                                                    34,273,723
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.7%)
Home Depot                                          239,631               8,804,043
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.6%)
Fannie Mae                                          363,437              19,836,391
-----------------------------------------------------------------------------------

TOBACCO (4.0%)
Altria Group                                        317,630              27,891,091
Loews-Carolina Group                                282,299(f)           21,344,627
                                                                    ---------------
Total                                                                    49,235,718
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

WIRELESS TELECOMMUNICATION SERVICES (2.1%)
ALLTEL                                              167,345             $10,375,390
Sprint Nextel                                       844,836              16,018,091
                                                                    ---------------
Total                                                                    26,393,481
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $977,269,606)                                                 $1,232,506,781
-----------------------------------------------------------------------------------

BONDS (0.5%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE (A)
Qwest Communications Intl
Sr Unsecured
  11-15-25                           3.50%       $4,037,000              $6,661,857
-----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $4,037,000)                                                       $6,661,857
-----------------------------------------------------------------------------------

MONEY MARKET FUND (1.7%)(e)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 20,623,851(g)          $20,623,851
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $20,623,851)                                                     $20,623,851
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,001,930,457)(h)                                            $1,259,792,489
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2007, the value of foreign securities represented 13.0% of net assets.

(d) At March 31, 2007, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.5% of net assets. See Note 5 to the financial statements. 0.2% of net assets is the Fund's cash equivalent position.

--------------------------------------------------------------------------------

                         RIVERSOURCE EQUITY VALUE FUND -- 2007 ANNUAL REPORT  17

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g)  Affiliated Money Market Fund -- See Note 6 to the financial statements.

(h) At March 31, 2007, the cost of securities for federal income tax purposes was $1,002,879,999 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                           $273,255,186
Unrealized depreciation                                            (16,342,696)
------------------------------------------------------------------------------
Net unrealized appreciation                                       $256,912,490
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 18 RIVERSOURCE EQUITY VALUE FUND -- 2007 ANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2007

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers* (identified cost $981,306,606)         $1,239,168,638
   Affiliated money market fund (identified cost
      $20,623,851) (Note 6)                                         20,623,851
------------------------------------------------------------------------------
Total investments in securities (identified cost
   $1,001,930,457)                                               1,259,792,489
Capital shares receivable                                              148,811
Dividends and accrued interest receivable                            1,543,356
Receivable for investment securities sold                              160,503
------------------------------------------------------------------------------
Total assets                                                     1,261,645,159
------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash on demand deposit                        1,790
Capital shares payable                                                  18,553
Payable upon return of securities loaned (Note 5)                   19,140,000
Accrued investment management services fee                              17,400
Accrued distribution fee                                               504,987
Accrued transfer agency fee                                              2,501
Accrued administrative services fee                                      1,911
Accrued plan administration services fee                                 4,892
Other accrued expenses                                                 130,636
------------------------------------------------------------------------------
Total liabilities                                                   19,822,670
------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $1,241,822,489
==============================================================================

--------------------------------------------------------------------------------

                         RIVERSOURCE EQUITY VALUE FUND -- 2007 ANNUAL REPORT  19

MARCH 31, 2007

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                        $      924,619
Additional paid-in capital                                         969,976,677
Undistributed net investment income                                  1,988,162
Accumulated net realized gain (loss)                                11,070,999
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                      257,862,032
------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $1,241,822,489
==============================================================================

Net assets applicable to outstanding
   shares:                                  Class A                          $1,038,420,343
                                            Class B                          $  185,258,605
                                            Class C                          $    6,274,898
                                            Class I                          $       14,387
                                            Class R2                         $        5,024
                                            Class R3                         $        5,024
                                            Class R4                         $   11,834,082
                                            Class R5                         $        5,024
                                            Class W                          $        5,102
Net asset value per share of outstanding
   capital stock:                           Class A shares     77,344,252    $        13.43
                                            Class B shares     13,764,180    $        13.46
                                            Class C shares        470,398    $        13.34
                                            Class I shares          1,070    $        13.45
                                            Class R2 shares           374    $        13.43
                                            Class R3 shares           374    $        13.43
                                            Class R4 shares       880,545    $        13.44
                                            Class R5 shares           374    $        13.43
                                            Class W shares            380    $        13.43
-------------------------------------------------------------------------------------------
* Including securities on loan, at value
   (Note 5)                                                                  $   17,566,200
-------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 20 RIVERSOURCE EQUITY VALUE FUND -- 2007 ANNUAL REPORT

STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 2007

INVESTMENT INCOME
Income:
Dividends                                                       $ 25,764,985
Interest                                                             262,873
Income distributions from affiliated money market fund (Note
   6)                                                                390,830
Fee income from securities lending (Note 5)                          113,996
   Less foreign taxes withheld                                       (75,134)
----------------------------------------------------------------------------
Total income                                                      26,457,550
----------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                 6,969,436
Distribution fee
   Class A                                                         2,462,327
   Class B                                                         1,951,663
   Class C                                                            50,362
   Class R2                                                                7
   Class R3                                                                3
   Class W                                                                 4
Transfer agency fee
   Class A                                                         1,600,020
   Class B                                                           350,838
   Class C                                                             8,701
   Class R2                                                                1
   Class R3                                                                1
   Class R4                                                           15,390
   Class R5                                                                1
   Class W                                                                 3
Service fee -- Class R4                                                9,518
Administrative services fees and expenses                            674,042
Plan administration services fee
   Class R2                                                                3
   Class R3                                                                3
   Class R4                                                            9,560
Compensation of board members                                         22,992
Custodian fees                                                        91,015
Printing and postage                                                 202,728
Registration fees                                                     73,654
Professional fees                                                     36,906
Other                                                                 49,514
----------------------------------------------------------------------------
Total expenses                                                    14,578,692
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates (Note 2)                                           (486)
----------------------------------------------------------------------------
                                                                  14,578,206
   Earnings and bank fee credits on cash balances (Note 2)          (114,603)
----------------------------------------------------------------------------
Total net expenses                                                14,463,603
----------------------------------------------------------------------------
Investment income (loss) -- net                                   11,993,947
----------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         RIVERSOURCE EQUITY VALUE FUND -- 2007 ANNUAL REPORT  21

YEAR ENDED MARCH 31, 2007

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                               $125,007,056
   Foreign currency transactions                                         305
   Payment from affiliate (Note 2)                                   161,257
----------------------------------------------------------------------------
Net realized gain (loss) on investments                          125,168,618
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
   currencies                                                     (5,262,153)
----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            119,906,465
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $131,900,412
============================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 22 RIVERSOURCE EQUITY VALUE FUND -- 2007 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED MARCH 31,                                        2007              2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                        $   11,993,947    $    9,913,137
Net realized gain (loss) on investments                   125,168,618       113,204,431
Net change in unrealized appreciation (depreciation)
   on investments
   and on translation of assets and liabilities in
   foreign currencies                                      (5,262,153)       92,878,501
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             131,900,412       215,996,069
---------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                             (10,942,438)       (8,421,000)
      Class B                                                (624,331)         (354,820)
      Class C                                                 (22,630)           (7,125)
      Class I                                                    (207)             (164)
      Class R2                                                    (26)              N/A
      Class R3                                                    (30)              N/A
      Class R4                                               (167,357)         (117,179)
      Class R5                                                    (36)              N/A
      Class W                                                     (31)              N/A
---------------------------------------------------------------------------------------
Total distributions                                       (11,757,086)       (8,900,288)
---------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                179,743,101        99,597,531
   Class B shares                                          24,658,603        17,224,906
   Class C shares                                           2,949,800           561,220
   Class R2 shares                                              5,000               N/A
   Class R3 shares                                              5,000               N/A
   Class R4 shares                                          3,826,078         4,979,245
   Class R5 shares                                              5,000               N/A
   Class W shares                                               5,000               N/A
Reinvestment of distributions at net asset value
   Class A shares                                          10,727,172         8,250,474
   Class B shares                                             614,587           349,560
   Class C shares                                              22,021             7,097
   Class R4 shares                                            167,357           117,179
Payments for redemptions
   Class A shares                                        (181,271,675)     (206,493,944)
   Class B shares (Note 2)                                (82,599,203)     (109,750,417)
   Class C shares (Note 2)                                   (981,270)         (860,687)
   Class R4 shares                                         (6,393,705)       (1,715,552)
---------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                           (48,517,134)     (187,733,388)
---------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    71,626,192        19,362,393
Net assets at beginning of year                         1,170,196,297     1,150,833,904
---------------------------------------------------------------------------------------
Net assets at end of year                              $1,241,822,489    $1,170,196,297
=======================================================================================
Undistributed net investment income                    $    1,988,162    $    1,965,550
---------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                         RIVERSOURCE EQUITY VALUE FUND -- 2007 ANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Strategy Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Strategy Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests in equity securities that may provide income, offer the opportunity for long-term capital appreciation, or both.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares have no sales charge and are offered only to qualifying institutional investors.

In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement. These changes were effective Dec. 11, 2006.

At March 31, 2007, Ameriprise Financial, Inc. (Ameriprise Financial) owned 100% of Class I shares.

Effective Dec. 11, 2006, the Fund offers additional classes of shares, Class R2, Class R3 and Class R5, offered to certain institutional investors. These shares are sold without a front-end sales charge or CDSC.

Effective Dec. 1, 2006, the Fund offers an additional class of shares, Class W, offered through qualifying discretionary accounts. Class W shares are sold without a front-end sales charge or CDSC.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------

 24 RIVERSOURCE EQUITY VALUE FUND -- 2007 ANNUAL REPORT

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign equities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial will fair value foreign equity securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

--------------------------------------------------------------------------------

                         RIVERSOURCE EQUITY VALUE FUND -- 2007 ANNUAL REPORT  25

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

--------------------------------------------------------------------------------

 26 RIVERSOURCE EQUITY VALUE FUND -- 2007 ANNUAL REPORT

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $214,249 and accumulated net realized gain has been increased by $214,249.

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED MARCH 31,                                  2007           2006
----------------------------------------------------------------------------
CLASS A
Distributions paid from:
      Ordinary income..........................    $10,942,438    $8,421,000
      Long-term capital gain...................             --            --
CLASS B
Distributions paid from:
      Ordinary income..........................        624,331       354,820
      Long-term capital gain...................             --            --
CLASS C
Distributions paid from:
      Ordinary income..........................         22,630         7,125
      Long-term capital gain...................             --            --

--------------------------------------------------------------------------------

                         RIVERSOURCE EQUITY VALUE FUND -- 2007 ANNUAL REPORT  27

YEAR ENDED MARCH 31,                                  2007           2006
----------------------------------------------------------------------------
CLASS I
Distributions paid from:
      Ordinary income..........................    $       207    $      164
      Long-term capital gain...................             --            --
CLASS R2(A)
Distributions paid from:
      Ordinary income..........................             26           N/A
      Long-term capital gain...................             --           N/A
CLASS R3(A)
Distributions paid from:
      Ordinary income..........................             30           N/A
      Long-term capital gain...................             --           N/A
CLASS R4(B)
Distributions paid from:
      Ordinary income..........................        167,357       117,179
      Long-term capital gain...................             --            --
CLASS R5(A)
Distributions paid from:
      Ordinary income..........................             36           N/A
      Long-term capital gain...................             --           N/A
CLASS W(C)
Distributions paid from:
      Ordinary income..........................             31           N/A
      Long-term capital gain...................             --           N/A

(a)  For the period from Dec. 11, 2006 (inception date) to March 31, 2007.
(b)  Effective Dec. 11, 2006, Class Y was renamed Class R4.
(c)  For the period from Dec. 1, 2006 (inception date) to March 31, 2007.

At March 31, 2007, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income.............................    $    935,806
Accumulated long-term gain (loss).........................    $ 13,072,897
Unrealized appreciation (depreciation)....................    $256,912,490

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157"). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

--------------------------------------------------------------------------------

 28 RIVERSOURCE EQUITY VALUE FUND -- 2007 ANNUAL REPORT

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.53% to 0.40% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Large-Cap Value Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the fee by $842,685 for the year ended March 31, 2007.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase.

--------------------------------------------------------------------------------

                         RIVERSOURCE EQUITY VALUE FUND -- 2007 ANNUAL REPORT  29

Other expenses in the amount of $17,972 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for the former Board Chair, compensation as well as retirement benefits. Certain other aspects of the former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Professional fees include fees paid by the Fund for legal services and independent auditor services.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y as Class R4, the fee structure under the Transfer Agency Agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. The Fund will pay the Transfer Agent an annual asset-based fee of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. Prior to Dec. 11, 2006, the Fund paid the Transfer Agent an annual account-based fee of $17.50 per shareholder account.

In addition, the Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

Prior to Dec. 11, 2006, Class I paid a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations. Effective Dec. 11, 2006, this fee was eliminated.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

--------------------------------------------------------------------------------

 30 RIVERSOURCE EQUITY VALUE FUND -- 2007 ANNUAL REPORT

The Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Beginning Dec. 11, 2006, a new Plan Administration Services Agreement was adopted for the restructured Class R4 and the introduction of Class R2 and Class R3. The fee is calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares.

Prior to Dec. 11, 2006, under a Shareholder Service Agreement, the Fund paid the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee was calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

Sales charges received by the Distributor for distributing Fund shares were $802,072 for Class A, $125,731 for Class B and $827 for Class C for the year ended March 31, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the year ended March 31, 2007, the Investment Manager and its affiliates waived certain fees and expenses (excluding fees and expenses of acquired funds), such that net expenses were 0.93% for Class R4. Of these waived fees and expenses, the transfer agency fees waived for Class R4 were $486. Effective Dec. 11, 2006, with the renaming of Class Y as Class R4, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until March 31, 2008, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 0.88% of the Fund's average daily net assets for Class R4.

During the year ended March 31, 2007, the Fund's custodian and transfer agency fees were reduced by $114,603 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

--------------------------------------------------------------------------------

                         RIVERSOURCE EQUITY VALUE FUND -- 2007 ANNUAL REPORT  31

In addition, the Fund received a one time payment of $161,257 by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. This amount was insignificant to the Fund's net asset value and total return.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $442,465,756 and $484,609,528, respectively, for the year ended March 31, 2007. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                           YEAR ENDED MARCH 31, 2007
                         CLASS A       CLASS B       CLASS C      CLASS I     CLASS R2(A)
-----------------------------------------------------------------------------------------
Sold                    14,480,657     1,954,440     235,652         --             374
Issued for reinvested
 distributions             839,778        48,332       1,727         --              --
Redeemed               (14,274,752)   (6,756,704)    (77,312)        --              --
-----------------------------------------------------------------------------------------
Net increase
 (decrease)              1,045,683    (4,753,932)    160,067         --             374
-----------------------------------------------------------------------------------------

                       CLASS R3(A)   CLASS R4(B)   CLASS R5(A)   CLASS W(C)
-----------------------------------------------------------------------------------------
Sold                           374       302,718         374        380
Issued for reinvested
 distributions                  --        13,142          --         --
Redeemed                        --      (488,442)         --         --
-----------------------------------------------------------------------------------------
Net increase
 (decrease)                    374      (172,582)        374        380
-----------------------------------------------------------------------------------------

                                           YEAR ENDED MARCH 31, 2006
                         CLASS A       CLASS B       CLASS C      CLASS I     CLASS R4(B)
-----------------------------------------------------------------------------------------
Sold                     9,107,686     1,565,231      50,786         --         452,152
Issued for reinvested
 distributions             739,939        32,271         644         --          10,410
Redeemed               (19,032,227)  (10,216,829)    (80,845)        --        (158,930)
-----------------------------------------------------------------------------------------
Net increase
 (decrease)             (9,184,602)   (8,619,327)    (29,415)        --         303,632
-----------------------------------------------------------------------------------------

(a)  For the period from Dec. 11, 2006 (inception date) to March 31, 2007.
(b)  Effective Dec. 11, 2006, Class Y was renamed Class R4.
(c)  For the period from Dec. 1, 2006 (inception date) to March 31, 2007.

--------------------------------------------------------------------------------

 32 RIVERSOURCE EQUITY VALUE FUND -- 2007 ANNUAL REPORT

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the investment management services agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At March 31, 2007, securities valued at $17,566,200 were on loan to brokers. For collateral, the Fund received $19,140,000 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Investments in securities." Income from securities lending amounted to $113,996 for the year ended March 31, 2007. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

7. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Prior to this agreement, the Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings under the facility outstanding during the year ended March 31, 2007.

--------------------------------------------------------------------------------

                         RIVERSOURCE EQUITY VALUE FUND -- 2007 ANNUAL REPORT  33

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

--------------------------------------------------------------------------------

 34 RIVERSOURCE EQUITY VALUE FUND -- 2007 ANNUAL REPORT

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

                         RIVERSOURCE EQUITY VALUE FUND -- 2007 ANNUAL REPORT  35

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED MARCH 31,           2007              2006           2005           2004           2003
Net asset value, beginning of period     $12.16         $10.12          $9.17          $6.39          $9.45
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .14            .12            .15            .10            .10
Net gains (losses) (both realized and
 unrealized)                               1.27           2.03            .94           2.77          (3.08)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.41           2.15           1.09           2.87          (2.98)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.14)          (.11)          (.14)          (.09)          (.08)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $13.43         $12.16         $10.12          $9.17          $6.39
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $1,038           $928           $865           $889           $685
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        1.09%          1.16%          1.11%          1.07%          1.00%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.13%          1.04%          1.46%          1.19%          1.22%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          37%            28%            25%            39%            38%
-----------------------------------------------------------------------------------------------------------
Total return(d)                          11.67%         21.31%         11.96%         45.06%        (31.58%)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

 36 RIVERSOURCE EQUITY VALUE FUND -- 2007 ANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED MARCH 31,           2007              2006           2005           2004           2003
Net asset value, beginning of period     $12.19         $10.14          $9.18          $6.40          $9.46
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .04            .01            .07            .03            .03
Net gains (losses) (both realized and
 unrealized)                               1.27           2.06            .95           2.78          (3.07)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.31           2.07           1.02           2.81          (3.04)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.04)          (.02)          (.06)          (.03)          (.02)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $13.46         $12.19         $10.14          $9.18          $6.40
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $185           $226           $275           $341           $319
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        1.86%          1.92%          1.88%          1.84%          1.77%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets               .35%           .28%           .69%           .44%           .44%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          37%            28%            25%            39%            38%
-----------------------------------------------------------------------------------------------------------
Total return(d)                          10.77%         20.39%         11.16%         43.89%        (32.13%)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

                         RIVERSOURCE EQUITY VALUE FUND -- 2007 ANNUAL REPORT  37

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED MARCH 31,           2007              2006           2005           2004           2003
Net asset value, beginning of period     $12.09         $10.06          $9.12          $6.36          $9.40
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .06            .02            .07            .03            .03
Net gains (losses) (both realized and
 unrealized)                               1.24           2.03            .93           2.76          (3.04)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.30           2.05           1.00           2.79          (3.01)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.05)          (.02)          (.06)          (.03)          (.03)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $13.34         $12.09         $10.06          $9.12          $6.36
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $6             $4             $3             $3             $3
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        1.84%          1.92%          1.88%          1.85%          1.79%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets               .38%           .28%           .69%           .42%           .44%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          37%            28%            25%            39%            38%
-----------------------------------------------------------------------------------------------------------
Total return(d)                          10.81%         20.43%         11.05%         43.87%        (32.09%)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

 38 RIVERSOURCE EQUITY VALUE FUND -- 2007 ANNUAL REPORT

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED MARCH 31,           2007              2006           2005        2004(B)
Net asset value, beginning of period     $12.18         $10.13          $9.18          $9.44
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .20            .18            .19            .08
Net gains (losses) (both realized and
 unrealized)                               1.26           2.02            .94           (.31)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.46           2.20           1.13           (.23)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.19)          (.15)          (.18)          (.03)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $13.45         $12.18         $10.13          $9.18
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--            $--            $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                         .67%           .72%           .67%           .71%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.54%          1.48%          1.89%          1.29%(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          37%            28%            25%            39%
-----------------------------------------------------------------------------------------------------------
Total return(f)                          12.11%         21.90%         12.45%         (2.42%)(g)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to March 31, 2004.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

                         RIVERSOURCE EQUITY VALUE FUND -- 2007 ANNUAL REPORT  39

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED MARCH 31           2007(B)
Net asset value, beginning of period     $13.36
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .10
Net gains (losses) (both realized and
 unrealized)                                .04
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .14
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.07)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $13.43
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                        1.38%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets               .81%(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          37%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           1.04%(g)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to March 31, 2007.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

 40 RIVERSOURCE EQUITY VALUE FUND -- 2007 ANNUAL REPORT

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED MARCH 31,          2007(B)
Net asset value, beginning of period     $13.36
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .11
Net gains (losses) (both realized and
 unrealized)                                .04
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .15
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.08)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $13.43
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                        1.12%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.08%(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          37%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           1.11%(g)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to March 31, 2007.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

                         RIVERSOURCE EQUITY VALUE FUND -- 2007 ANNUAL REPORT  41

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED MARCH 31,           2007              2006           2005           2004           2003
Net asset value, beginning of period     $12.17         $10.13          $9.18          $6.40          $9.46
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .16            .15            .17            .12            .11
Net gains (losses) (both realized and
 unrealized)                               1.27           2.02            .94           2.76          (3.07)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.43           2.17           1.11           2.88          (2.96)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.16)          (.13)          (.16)          (.10)          (.10)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $13.44         $12.17         $10.13          $9.18          $6.40
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $12            $13             $8             $5             $3
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                         .93%(d)        .98%           .94%           .91%           .83%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.28%          1.22%          1.61%          1.35%          1.40%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          37%            28%            25%            39%            38%
-----------------------------------------------------------------------------------------------------------
Total return(e)                          11.83%         21.51%         12.16%         45.25%        (31.41%)
-----------------------------------------------------------------------------------------------------------

 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R4 would have been 0.94% for the year ended March 31, 2007.
(e)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

 42 RIVERSOURCE EQUITY VALUE FUND -- 2007 ANNUAL REPORT

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED MARCH 31,          2007(B)
Net asset value, beginning of period     $13.36
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .13
Net gains (losses) (both realized and
 unrealized)                                .04
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .17
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.10)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $13.43
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                         .70%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.55%(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          37%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           1.25%(g)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to March 31, 2007.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

                         RIVERSOURCE EQUITY VALUE FUND -- 2007 ANNUAL REPORT  43

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED MARCH 31,          2007(B)
Net asset value, beginning of period     $13.17
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .12
Net gains (losses) (both realized and
 unrealized)                                .22
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .34
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.08)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $13.43
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                        1.03%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              1.14%(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)          37%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           2.59%(g)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 1, 2006 (inception date) to March 31, 2007.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

 44 RIVERSOURCE EQUITY VALUE FUND -- 2007 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS

RIVERSOURCE STRATEGY SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of RiverSource Equity Value Fund (a series of RiverSource Strategy Series, Inc.) as of March 31, 2007, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended March 31, 2007, and the financial highlights for each of the years or periods in the five-year period ended March 31, 2007. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Equity Value Fund as of March 31, 2007, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Minneapolis, Minnesota
May 21, 2007

--------------------------------------------------------------------------------

                         RIVERSOURCE EQUITY VALUE FUND -- 2007 ANNUAL REPORT  45

INVESTMENTS IN SECURITIES

MARCH 31, 2007
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (99.7%)
ISSUER                                            SHARES                   VALUE(A)
AEROSPACE & DEFENSE (1.2%)
Ceradyne                                             44,662(b)           $2,444,798
Moog Cl A                                            51,000(b)            2,124,150
United Industrial                                    40,000               2,208,000
                                                                    ---------------
Total                                                                     6,776,948
-----------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.7%)
Hub Group Cl A                                       89,680(b)            2,599,823
Pacer Intl                                           58,898               1,586,712
                                                                    ---------------
Total                                                                     4,186,535
-----------------------------------------------------------------------------------

AIRLINES (0.7%)
AirTran Holdings                                     67,100(b)              689,117
ExpressJet Holdings                                 124,000(b)              724,160
JetBlue Airways                                      74,000(b)              851,740
Republic Airways Holdings                            44,200(b)            1,014,832
SkyWest                                              35,000                 939,050
                                                                    ---------------
Total                                                                     4,218,899
-----------------------------------------------------------------------------------

AUTO COMPONENTS (0.6%)
ArvinMeritor                                         88,854               1,621,586
Standard Motor Products                              57,400                 979,818
Tenneco                                              31,700(b)              807,082
                                                                    ---------------
Total                                                                     3,408,486
-----------------------------------------------------------------------------------

BEVERAGES (0.3%)
Boston Beer Cl A                                     55,300(b)            1,844,255
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (3.4%)
Alkermes                                             58,100(b)              897,064
Alnylam Pharmaceuticals                              43,000(b)              774,000
Applera -- Celera Group                             134,800(b,f)          1,914,160
Arena Pharmaceuticals                                78,700(b)              854,682
BioMarin Pharmaceutical                              72,602(b)            1,253,111
Digene                                               34,000(b)            1,441,940
Enzon Pharmaceuticals                               116,100(b)              946,215
Human Genome Sciences                               128,500(b)            1,364,670
Isis Pharmaceuticals                                105,400(b)              977,058
Lexicon Genetics                                    316,400(b)            1,148,532
Medarex                                             143,700(b)            1,859,478
Myriad Genetics                                      36,600(b)            1,261,236

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
BIOTECHNOLOGY (CONT.)
Nabi Biopharmaceuticals                             154,000(b)             $817,740
OSI Pharmaceuticals                                  22,900(b)              755,700
Progenics Pharmaceuticals                            47,100(b)            1,115,328
Regeneron Pharmaceuticals                            38,854(b)              840,023
United Therapeutics                                  26,700(b)            1,435,926
                                                                    ---------------
Total                                                                    19,656,863
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (0.5%)
Apogee Enterprises                                   74,900               1,500,996
Goodman Global                                       64,100(b)            1,129,442
                                                                    ---------------
Total                                                                     2,630,438
-----------------------------------------------------------------------------------

CAPITAL MARKETS (1.8%)
Ares Capital                                         72,600               1,319,142
Knight Capital Group Cl A                           121,159(b)            1,919,159
MCG Capital                                          66,000               1,238,160
Piper Jaffray Companies                              21,000(b)            1,300,740
SWS Group                                            56,000               1,389,360
TradeStation Group                                  105,700(b)            1,330,763
Waddell & Reed
 Financial Cl A                                      83,000               1,935,560
                                                                    ---------------
Total                                                                    10,432,884
-----------------------------------------------------------------------------------

CHEMICALS (1.9%)
CF Inds Holdings                                     20,700                 797,985
HB Fuller                                            64,200               1,750,734
Hercules                                            130,000(b)            2,540,200
OM Group                                             15,400(b)              688,072
Pioneer Companies                                    55,400(b)            1,531,256
Sensient Technologies                                73,177               1,886,503
Spartech                                             39,739               1,165,942
Terra Inds                                           46,000(b)              805,000
                                                                    ---------------
Total                                                                    11,165,692
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (3.1%)
Chittenden                                           31,500                 950,985
City Holding                                         43,800               1,771,710
F.N.B.                                               91,200               1,536,720

                                            See accompanying notes to
investments in securities.
--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 ANNUAL REPORT  17

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
COMMERCIAL BANKS (CONT.)
First BanCorp                                        53,500(c)             $709,410
Hancock Holding                                      34,357               1,511,021
Hanmi Financial                                     111,000               2,115,660
Pacific Capital Bancorp                              57,922               1,860,455
Preferred Bank                                       32,450               1,272,365
Prosperity Bancshares                                30,500               1,059,570
Sterling Financial                                   75,100               2,342,368
SVB Financial Group                                  37,000(b)            1,797,830
United Community Banks                               26,200                 859,098
                                                                    ---------------
Total                                                                    17,787,192
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (5.0%)
ABM Inds                                             81,000               2,137,590
American Reprographics                               44,200(b)            1,360,918
CBIZ                                                170,000(b)            1,207,000
Consolidated Graphics                                28,800(b)            2,132,640
CRA Intl                                             30,260(b)            1,578,967
Deluxe                                               58,600               1,964,858
GEO Group                                            33,000(b)            1,495,560
Heidrick & Struggles Intl                            38,000(b)            1,841,100
Herman Miller                                        50,900               1,704,641
IHS Cl A                                             47,500(b)            1,952,725
Knoll                                                48,800               1,162,904
SAIC                                                105,000(b)            1,818,600
TEAM                                                 36,000(b)            1,373,400
Tetra Tech                                           96,400(b)            1,837,384
Volt Information Sciences                            30,000(b)              785,700
Waste Connections                                    59,000(b)            1,766,460
Watson Wyatt Worldwide Cl A                          54,800               2,666,020
                                                                    ---------------
Total                                                                    28,786,467
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (3.0%)
3Com                                                174,400(b)              681,904
ADTRAN                                               50,600               1,232,110
Anaren                                               52,100(b)              917,481
ARRIS Group                                         196,200(b)            2,762,495
Avocent                                              38,000(b)            1,024,860
Black Box                                            25,000                 913,500
C-COR                                                71,000(b)              984,060
CommScope                                            28,501(b)            1,222,693

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
COMMUNICATIONS EQUIPMENT (CONT.)
Finisar                                             298,775(b)           $1,045,713
Foundry Networks                                    132,400(b)            1,796,668
InterDigital Communications                          28,100(b)              889,927
Polycom                                              75,500(b)            2,516,415
Sonus Networks                                      103,900(b)              838,473
UTStarcom                                            96,100(b,d)            796,669
                                                                    ---------------
Total                                                                    17,622,968
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.9%)
Brocade Communications Systems                      267,600(b)            2,547,552
Emulex                                               49,200(b)              899,868
Imation                                              43,094               1,740,136
                                                                    ---------------
Total                                                                     5,187,556
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.7%)
EMCOR Group                                          36,200(b)            2,135,076
Perini                                               53,000(b)            1,953,580
                                                                    ---------------
Total                                                                     4,088,656
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.2%)
Texas Inds                                           11,900                 898,807
-----------------------------------------------------------------------------------

CONSUMER FINANCE (1.0%)
Advanta Cl B                                         44,000               1,928,960
Cash America Intl                                    31,191               1,278,831
EZCORP Cl A                                          73,000(b)            1,075,290
World Acceptance                                     45,000(b)            1,797,750
                                                                    ---------------
Total                                                                     6,080,831
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.8%)
AptarGroup                                           19,000               1,271,670
Rock-Tenn Cl A                                       48,000               1,593,600
Silgan Holdings                                      39,600               2,023,956
                                                                    ---------------
Total                                                                     4,889,226
-----------------------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Keystone Automotive Inds                             37,000(b)            1,246,900
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 18 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

DIVERSIFIED CONSUMER SERVICES (1.9%)
Coinstar                                             42,000(b)           $1,314,600
DeVry                                                42,100               1,235,635
Jackson Hewitt Tax Service                           37,000               1,190,660
Pre-Paid Legal Services                              15,500(b,d)            776,705
Regis                                                52,000               2,099,240
Sotheby's                                            30,000               1,334,400
Stewart Enterprises Cl A                            170,000               1,370,200
Vertrue                                              34,000(b)            1,635,740
                                                                    ---------------
Total                                                                    10,957,180
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.7%)
Financial Federal                                    53,700               1,413,384
Intl Securities Exchange Holdings                    49,600               2,420,480
                                                                    ---------------
Total                                                                     3,833,864
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.5%)
Alaska Communications Systems Group                  46,400                 684,400
Atlantic Tele-Network                                43,000               1,123,590
Cbeyond                                              34,000(b)              997,220
Cincinnati Bell                                     234,600(b)            1,102,620
CT Communications                                    38,500                 927,850
General Communication Cl A                           82,200(b)            1,150,800
Golden Telecom                                       21,300(c)            1,179,594
Time Warner Telecom Cl A                             86,300(b)            1,792,451
                                                                    ---------------
Total                                                                     8,958,525
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.2%)
Cleco                                                43,461               1,122,598
El Paso Electric                                     73,000(b)            1,923,550
Unisource Energy                                     75,600               2,838,780
Westar Energy                                        47,400               1,304,448
                                                                    ---------------
Total                                                                     7,189,376
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (2.0%)
Acuity Brands                                        36,700               1,997,948
General Cable                                        51,279(b)            2,739,837
Genlyte Group                                        43,100(b)            3,040,705
GrafTech Intl                                       136,000(b)            1,234,880
Regal-Beloit                                         26,096               1,210,332
Woodward Governor                                    34,700               1,428,599
                                                                    ---------------
Total                                                                    11,652,301
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.3%)
Agilysys                                             44,700              $1,004,409
Anixter Intl                                         20,900(b)            1,378,146
Benchmark Electronics                                45,400(b)              937,964
FLIR Systems                                         65,900(b)            2,350,653
Insight Enterprises                                  47,000(b)              845,060
KEMET                                               137,000(b)            1,048,050
Littelfuse                                           41,000(b)            1,664,600
MTS Systems                                          31,900               1,238,996
Plexus                                               48,523(b)              832,169
Rogers                                               24,000(b)            1,064,400
Zygo                                                 61,000(b)              976,610
                                                                    ---------------
Total                                                                    13,341,057
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.1%)
Allis-Chalmers Energy                                69,000(b)            1,086,750
BASiC Energy Services                                49,400(b)            1,151,020
Dril-Quip                                            33,400(b)            1,445,552
Grey Wolf                                           313,000(b)            2,097,100
GulfMark Offshore                                    41,800(b)            1,824,570
Hercules Offshore                                    34,000(b,d)            892,840
Input/Output                                         71,000(b)              978,380
Lone Star Technologies                               16,800(b)            1,109,304
Matrix Service                                      102,700(b)            2,077,621
Oil States Intl                                      57,700(b)            1,851,593
Parker Drilling                                     126,701(b)            1,189,722
W-H Energy Services                                  46,746(b)            2,184,908
                                                                    ---------------
Total                                                                    17,889,360
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.6%)
Longs Drug Stores                                    30,300               1,564,692
Spartan Stores                                       67,800               1,817,040
                                                                    ---------------
Total                                                                     3,381,732
-----------------------------------------------------------------------------------

FOOD PRODUCTS (1.0%)
Hain Celestial Group                                 32,000(b)              962,240
Pilgrim's Pride                                      25,700                 852,983
Ralcorp Holdings                                     33,620(b)            2,161,766
Tootsie Roll Inds                                    35,947               1,077,332
TreeHouse Foods                                      30,000(b)              914,100
                                                                    ---------------
Total                                                                     5,968,421
-----------------------------------------------------------------------------------

GAS UTILITIES (1.2%)
Nicor                                                59,965               2,903,505
Northwest Natural Gas                                26,300               1,201,121
Southwest Gas                                        66,300               2,577,081
                                                                    ---------------
Total                                                                     6,681,707
-----------------------------------------------------------------------------------

                                            See accompanying notes to
investments in securities.
--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 ANNUAL REPORT  19

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

HEALTH CARE EQUIPMENT & SUPPLIES (2.7%)
American Medical Systems Holdings                    42,000(b)             $889,140
Conceptus                                            33,000(b)              660,000
DJO                                                  35,600(b)            1,349,240
Hologic                                              54,948(b)            3,167,203
Immucor                                              70,200(b)            2,065,986
Mentor                                               37,500               1,725,000
Palomar Medical Technologies                         23,300(b)              930,835
Sirona Dental Systems                                40,300               1,388,738
West Pharmaceutical Services                         30,333               1,408,361
ZOLL Medical                                         69,500(b)            1,852,175
                                                                    ---------------
Total                                                                    15,436,678
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.8%)
AMERIGROUP                                           26,000(b)              790,400
Apria Healthcare Group                               36,900(b)            1,190,025
Emergency Medical Services Cl A                      48,100(b)            1,417,026
Healthways                                           37,400(b)            1,748,450
inVentiv Health                                      34,196(b)            1,309,365
LHC Group                                            26,000(b)              843,180
Magellan Health Services                             46,400(b)            1,948,800
MedCath                                              39,000(b)            1,064,700
Psychiatric Solutions                                85,300(b)            3,438,443
Radiation Therapy Services                           41,750(b)            1,279,220
Sunrise Senior Living                                37,700(b)            1,489,904
                                                                    ---------------
Total                                                                    16,519,513
-----------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.2%)
TriZetto Group                                       60,000(b)            1,200,600
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (3.4%)
Bob Evans Farms                                      34,000               1,256,300
Buffalo Wild Wings                                   16,600(b)            1,057,420
CEC Entertainment                                    39,000(b)            1,620,060
Chipotle Mexican Grill Cl B                          32,400(b)            1,859,760
Domino's Pizza                                       37,100               1,204,637
Gaylord Entertainment                                21,900(b)            1,157,853
IHOP                                                 32,900               1,929,585
Jack in the Box                                      37,556(b)            2,596,246

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
HOTELS, RESTAURANTS & LEISURE (CONT.)
Luby's                                              117,000(b)           $1,143,090
Monarch Casino & Resort                              38,000(b)              988,000
Pinnacle Entertainment                               42,100(b)            1,223,847
Triarc Companies Cl B                                83,000               1,426,770
Vail Resorts                                         14,800(b)              804,084
WMS Inds                                             38,400(b)            1,506,816
                                                                    ---------------
Total                                                                    19,774,468
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.1%)
American Greetings Cl A                              81,100               1,882,331
Champion Enterprises                                154,000(b)            1,355,200
Hovnanian Enterprises Cl A                           32,000(b)              805,120
Tempur-Pedic Intl                                    46,000               1,195,540
Universal Electronics                                50,000(b)            1,393,000
                                                                    ---------------
Total                                                                     6,631,191
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.2%)
Tredegar                                             49,000               1,116,710
-----------------------------------------------------------------------------------

INSURANCE (5.7%)
American Physicians Capital                          42,538(b)            1,704,923
Argonaut Group                                       72,400(b)            2,342,864
Commerce Group                                       66,698               2,003,608
Delphi Financial Group Cl A                          85,921               3,456,602
FPIC Insurance Group                                 39,000(b)            1,742,130
Horace Mann Educators                               121,552               2,497,894
Navigators Group                                     58,700(b)            2,944,979
Odyssey Re Holdings                                  64,600               2,539,426
Ohio Casualty                                        59,000               1,767,050
Phoenix Companies                                    85,800               1,190,904
ProAssurance                                         48,800(b)            2,496,120
RLI                                                  34,100               1,873,113
Safety Insurance Group                               65,360               2,622,243
Selective Insurance Group                            88,100               2,243,026
Zenith Natl Insurance                                37,800               1,786,806
                                                                    ---------------
Total                                                                    33,211,688
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.2%)
FTD Group                                            55,000                 909,150
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 20 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

INTERNET SOFTWARE & SERVICES (1.8%)
aQuantive                                            45,000(b)           $1,255,950
Digital River                                        21,100(b,d)          1,165,775
Internap Network Services                            82,400(b)            1,297,800
Liquidity Services                                   86,000(b)            1,456,840
NIC                                                 211,700               1,134,712
Switch & Data Facilities                             58,972(b)            1,068,573
Travelzoo                                            32,000(b)            1,176,640
ValueClick                                           68,000(b)            1,776,840
                                                                    ---------------
Total                                                                    10,333,130
-----------------------------------------------------------------------------------

IT SERVICES (1.4%)
Gartner                                              59,300(b)            1,420,235
infoUSA                                             130,611               1,256,478
Lightbridge                                          80,700(b)            1,417,899
MPS Group                                           132,100(b)            1,869,215
Sykes Enterprises                                    69,600(b)            1,269,504
Tyler Technologies                                   86,300(b)            1,096,010
                                                                    ---------------
Total                                                                     8,329,341
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.5%)
JAKKS Pacific                                        46,000(b)            1,099,400
Nautilus                                             51,000                 786,930
Oakley                                               43,000                 866,020
                                                                    ---------------
Total                                                                     2,752,350
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.4%)
Bio-Rad Laboratories Cl A                            14,200(b)              991,728
Bruker BioSciences                                   84,000(b)              883,680
Exelixis                                            129,100(b)            1,283,254
Illumina                                             38,800(b)            1,136,840
Kendle Intl                                          30,500(b)            1,083,360
Nektar Therapeutics                                  72,600(b,d)            948,156
Varian                                               33,600(b)            1,957,536
                                                                    ---------------
Total                                                                     8,284,554
-----------------------------------------------------------------------------------

MACHINERY (2.3%)
Accuride                                            109,000(b)            1,591,400
Barnes Group                                         94,000               2,162,940
Cascade                                              13,200                 790,416
Columbus McKinnon                                    65,100(b)            1,457,589
Kaydon                                               39,000               1,659,840
Nordson                                              23,000               1,068,580
RBC Bearings                                         48,900(b)            1,634,727

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
MACHINERY (CONT.)
Valmont Inds                                         19,800              $1,145,034
Wabtec                                               59,800               2,062,502
                                                                    ---------------
Total                                                                    13,573,028
-----------------------------------------------------------------------------------

MARINE (0.5%)
American Commercial Lines                            89,900(b)            2,827,355
-----------------------------------------------------------------------------------

MEDIA (1.8%)
Belo Cl A                                            80,000               1,493,600
Cumulus Media Cl A                                  123,000(b)            1,153,740
Entravision
 Communications Cl A                                133,000(b)            1,242,220
Harris Interactive                                  168,000(b)            1,013,040
Lee Enterprises                                      37,000               1,111,850
LodgeNet Entertainment                               26,000(b)              798,720
Marvel Entertainment                                 78,700(b)            2,183,925
Morningstar                                          28,000(b)            1,445,920
                                                                    ---------------
Total                                                                    10,443,015
-----------------------------------------------------------------------------------

METALS & MINING (1.9%)
AK Steel Holding                                     65,000(b)            1,520,350
Chaparral Steel                                      51,100               2,972,487
Cleveland-Cliffs                                     32,000               2,048,320
Hecla Mining                                        140,000(b)            1,268,400
Metal Management                                     31,000               1,432,200
RTI Intl Metals                                      18,700(b)            1,701,887
                                                                    ---------------
Total                                                                    10,943,644
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.7%)
99 Cents Only Stores                                 70,159(b)            1,033,442
Big Lots                                             92,800(b)            2,902,784
                                                                    ---------------
Total                                                                     3,936,226
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.5%)
Black Hills                                          77,700               2,857,029
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.3%)
Alon USA Energy                                      31,800               1,151,160
Arena Resources                                      35,700(b)            1,789,284
Atlas America                                        29,641(b)            1,674,420
Carrizo Oil & Gas                                    25,600(b)              894,976
Mariner Energy                                       65,300(b)            1,249,189
Penn Virginia                                        36,100               2,649,740
Petrohawk Energy                                     45,700(b)              601,869
Swift Energy                                         34,000(b)            1,420,180

                                            See accompanying notes to
investments in securities.
--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 ANNUAL REPORT  21

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
OIL, GAS & CONSUMABLE FUELS (CONT.)
USEC                                                 87,400(b)           $1,420,250
VAALCO Energy                                       129,500(b)              670,810
                                                                    ---------------
Total                                                                    13,521,878
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Buckeye Technologies                                146,500(b)            1,901,570
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.4%)
Elizabeth Arden                                      40,000(b)              872,800
NBTY                                                 23,000(b)            1,219,920
                                                                    ---------------
Total                                                                     2,092,720
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.8%)
Adams Respiratory Therapeutics                       29,000(b)              975,270
Adolor                                              136,000(b)            1,190,000
KV Pharmaceutical Cl A                               50,000(b)            1,236,500
Medicis Pharmaceutical Cl A                          21,800                 671,876
MGI PHARMA                                           68,500(b)            1,539,195
Noven Pharmaceuticals                                37,100(b)              860,720
Perrigo                                              85,000               1,501,100
Sciele Pharma                                        59,400(b)            1,406,592
ViroPharma                                           56,700(b)              813,645
                                                                    ---------------
Total                                                                    10,194,898
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (6.7%)
Agree Realty                                         36,000               1,229,040
Alexandria Real Estate Equities                      24,000               2,408,880
American Home Mtge Investment                        37,283(d)            1,006,268
Arbor Realty Trust                                   41,200               1,254,128
Ashford Hospitality Trust                            97,000               1,158,180
Capital Trust Cl A                                   31,000               1,412,670
Digital Realty Trust                                 30,000               1,197,000
EastGroup Properties                                 38,800               1,979,964
Entertainment Properties Trust                       31,200               1,879,800
Equity Lifestyle Properties                          23,000               1,242,230
Highwoods Properties                                 51,000               2,013,990
Home Properties                                      22,000               1,161,820
Innkeepers USA Trust                                108,000               1,758,240
LaSalle Hotel Properties                             45,000               2,086,200
Nationwide Health Properties                         64,500               2,016,270

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Natl Retail Properties                               62,000              $1,499,780
Newcastle Investment                                 58,600               1,624,978
Omega Healthcare Investors                           84,900               1,456,035
Potlatch                                             31,000               1,419,180
PS Business Parks                                    32,600               2,298,952
Realty Income                                        78,900               2,224,980
Redwood Trust                                        11,200                 584,416
Sovran Self Storage                                  23,600               1,307,676
Washington Real Estate Investment Trust              46,000               1,721,320
Winthrop Realty Trust                               184,000               1,216,240
                                                                    ---------------
Total                                                                    39,158,237
-----------------------------------------------------------------------------------

ROAD & RAIL (0.6%)
Florida East Coast Inds                              27,100               1,698,899
Heartland Express                                    67,300               1,068,724
Old Dominion Freight Line                            32,350(b)              932,004
                                                                    ---------------
Total                                                                     3,699,627
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.9%)
Advanced Energy Inds                                 62,100(b)            1,306,584
Amkor Technology                                     78,000(b)              973,440
ANADIGICS                                            70,000(b)              827,400
Atheros Communications                               71,108(b)            1,701,614
Atmel                                               193,800(b)              974,814
Brooks Automation                                    69,000(b)            1,183,350
Cirrus Logic                                        142,200(b)            1,089,252
Cymer                                                45,200(b)            1,878,060
Intevac                                              33,700(b)              888,669
IXYS                                                 70,000(b)              716,100
Micrel                                              109,000(b)            1,201,180
Microsemi                                            75,000(b)            1,560,750
MKS Instruments                                      84,400(b)            2,153,888
NetLogic Microsystems                                45,000(b)            1,197,900
ON Semiconductor                                    217,500(b)            1,940,100
RF Micro Devices                                    223,300(b,d)          1,391,159
Silicon Storage Technology                          219,800(b)            1,083,614
Supertex                                             21,000(b)              697,410
Tessera Technologies                                 31,700(b)            1,259,758
Trident Microsystems                                 78,029(b)            1,565,262

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 22 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
Varian Semiconductor Equipment Associates            40,700(b)           $2,172,566
Zoran                                                34,000(b)              578,680
                                                                    ---------------
Total                                                                    28,341,550
-----------------------------------------------------------------------------------

SOFTWARE (3.1%)
Actuate                                             203,600(b)            1,062,792
Ansoft                                               26,000(b)              822,640
ANSYS                                                19,247(b)              977,170
Aspen Technology                                    112,953(b)            1,468,389
Jack Henry & Associates                              75,109               1,806,371
Magma Design Automation                              82,000(b)              980,720
Manhattan Associates                                 26,100(b)              715,923
MICROS Systems                                       23,000(b)            1,241,770
MicroStrategy Cl A                                    8,600(b)            1,086,954
OPNET Technologies                                   69,000(b)              932,190
Parametric Technology                                46,800(b)              893,412
Quality Systems                                      34,700(d)            1,388,000
Sybase                                               88,900(b)            2,247,393
THQ                                                  31,700(b)            1,083,823
TIBCO Software                                      143,500(b)            1,222,620
                                                                    ---------------
Total                                                                    17,930,167
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (3.9%)
Aeropostale                                          39,900(b)            1,605,177
Blockbuster Cl A                                    170,000(b)            1,094,800
Buckle                                               26,300                 938,910
Charlotte Russe Holding                              25,400(b)              733,298
CSK Auto                                             73,900(b)            1,271,080
Dress Barn                                           79,800(b)            1,660,638
DSW Cl A                                             42,400(b)            1,789,704
Group 1 Automotive                                   21,900                 870,963
GUESS?                                               53,200               2,154,068
Gymboree                                             30,400(b)            1,218,128
Hibbett Sports                                       38,300(b)            1,094,997
J Crew Group                                         39,900(b)            1,602,783
Men's Wearhouse                                      50,500               2,376,025
Midas                                                52,800(b)            1,138,896
Payless ShoeSource                                   71,400(b)            2,370,480
Wet Seal Cl A                                       150,000(b)              982,500
                                                                    ---------------
Total                                                                    22,902,447
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.3%)
Columbia Sportswear                                  12,800                 797,568
Deckers Outdoor                                      25,445(b)            1,807,104

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
TEXTILES, APPAREL & LUXURY GOODS (CONT.)
Heelys                                               39,000(b)           $1,144,260
Kellwood                                             47,400               1,390,242
Maidenform Brands                                    80,800(b)            1,864,056
Movado Group                                         32,200                 948,290
Phillips-Van Heusen                                  39,000               2,293,200
Warnaco Group                                        40,626(b)            1,153,778
Wolverine World Wide                                 68,000               1,942,760
                                                                    ---------------
Total                                                                    13,341,258
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.9%)
BankUnited Financial Cl A                            89,500               1,898,295
Corus Bankshares                                     31,000(d)              528,860
Downey Financial                                     32,800               2,116,912
FirstFed Financial                                   35,158(b,d)          1,998,029
TierOne                                              75,860               2,051,254
Triad Guaranty                                       21,963(b)              909,488
WSFS Financial                                       21,200               1,366,976
                                                                    ---------------
Total                                                                    10,869,814
-----------------------------------------------------------------------------------

TOBACCO (0.3%)
Alliance One Intl                                   129,000(b)            1,190,670
Universal                                            10,100                 619,635
                                                                    ---------------
Total                                                                     1,810,305
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.3%)
Houston Wire & Cable                                 56,000(b)            1,569,120
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Dobson Communications Cl A                          170,000(b)            1,460,300
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $533,508,943)                                                   $578,636,687
-----------------------------------------------------------------------------------

MONEY MARKET FUND (1.5%)(e)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  8,811,183(g)           $8,811,183
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $8,811,183)                                                       $8,811,183
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $542,320,126)(h)                                                $587,447,870
===================================================================================

                                            See accompanying notes to
investments in securities.
--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 ANNUAL REPORT  23

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2007, the value of foreign securities represented 0.3% of net assets.

(d) At March 31, 2007, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund. See Note 5 to the financial statements.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g)  Affiliated Money Market Fund -- See Note 6 to the financial statements.

(h) At March 31, 2007, the cost of securities for federal income tax purposes was $543,757,468 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                           $  61,485,022
Unrealized depreciation                                             (17,794,620)
-------------------------------------------------------------------------------
Net unrealized appreciation                                       $  43,690,402
-------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 24 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 ANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2007

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers* (identified cost $533,508,943)         $578,636,687
   Affiliated money market fund (identified cost $8,811,183)
   (Note 6)                                                        8,811,183
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $542,320,126)                                                 587,447,870
Cash in bank on demand deposit                                         2,792
Capital shares receivable                                             71,708
Dividends and accrued interest receivable                            415,445
Receivable for investment securities sold                          8,869,970
----------------------------------------------------------------------------
Total assets                                                     596,807,785
----------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                               283,805
Payable for investment securities purchased                        6,398,347
Payable upon return of securities loaned (Note 5)                  9,468,000
Accrued investment management services fee                            12,274
Accrued distribution fee                                             247,817
Accrued transfer agency fee                                              112
Accrued administrative services fee                                    1,260
Accrued plan administration services fee                                 229
Other accrued expenses                                               167,517
----------------------------------------------------------------------------
Total liabilities                                                 16,579,361
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $580,228,424
============================================================================

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 ANNUAL REPORT  25

MARCH 31, 2007

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                        $    990,024
Additional paid-in capital                                       496,889,572
Undistributed net investment income                                  100,362
Accumulated net realized gain (loss)                              37,120,722
Unrealized appreciation (depreciation) on investments             45,127,744
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $580,228,424
============================================================================

Net assets applicable to outstanding
   shares:                                   Class A                          $441,693,595
                                             Class B                          $129,336,345
                                             Class C                          $  8,769,589
                                             Class I                          $      9,161
                                             Class R2                         $      4,138
                                             Class R3                         $      4,143
                                             Class R4                         $    407,304
                                             Class R5                         $      4,149
Net asset value per share of outstanding
   capital stock:                            Class A shares     73,720,330    $       5.99
                                             Class B shares     23,611,177    $       5.48
                                             Class C shares      1,600,573    $       5.48
                                             Class I shares          1,484    $       6.17
                                             Class R2 shares           679    $       6.09
                                             Class R3 shares           679    $       6.10
                                             Class R4 shares        66,765    $       6.10
                                             Class R5 shares           679    $       6.11
------------------------------------------------------------------------------------------
*Including securities on loan, at value
   (Note 5)                                                                   $  9,056,460
------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 26 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 ANNUAL REPORT

STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 2007

INVESTMENT INCOME
Income:
Dividends                                                       $   6,939,417
Interest                                                              113,496
Income distributions from affiliated money market fund (Note
   6)                                                                 101,258
Fee income from securities lending (Note 5)                           308,471
   Less foreign taxes withheld                                         (3,543)
-----------------------------------------------------------------------------
Total income                                                        7,459,099
-----------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                  4,703,119
Distribution fee
   Class A                                                          1,274,129
   Class B                                                          1,546,551
   Class C                                                            103,108
   Class R2                                                                 6
   Class R3                                                                 3
Transfer agency fee
   Class A                                                          1,146,174
   Class B                                                            372,885
   Class C                                                             24,536
   Class R2                                                                 1
   Class R3                                                                 1
   Class R4                                                             1,166
   Class R5                                                                 1
Service fee -- Class R4                                                   567
Administrative services fees and expenses                             534,163
Plan administration services fee
   Class R2                                                                 3
   Class R3                                                                 3
   Class R4                                                               476
Compensation of board members                                          14,235
Custodian fees                                                        163,230
Printing and postage                                                  178,150
Registration fees                                                      55,420
Professional fees                                                      29,412
Other                                                                  53,118
-----------------------------------------------------------------------------
Total expenses                                                     10,200,457
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates (Note 2)                                        (695,824)
-----------------------------------------------------------------------------
                                                                    9,504,633
   Earnings and bank fee credits on cash balances (Note 2)            (50,557)
-----------------------------------------------------------------------------
Total net expenses                                                  9,454,076
-----------------------------------------------------------------------------
Investment income (loss) -- net                                    (1,994,977)
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 ANNUAL REPORT  27

YEAR ENDED MARCH 31, 2007

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                               $ 102,380,672
   Futures contracts                                                    9,914
   Payment from affiliate (Note 2)                                     14,100
-----------------------------------------------------------------------------
Net realized gain (loss) on investments                           102,404,686
Net change in unrealized appreciation (depreciation) on
   investments                                                   (107,328,177)
-----------------------------------------------------------------------------
Net gain (loss) on investments                                     (4,923,491)
-----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $  (6,918,468)
=============================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 28 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED MARCH 31,                                          2007             2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                           $  (1,994,977)   $ (4,940,831)
Net realized gain (loss) on investments                     102,404,686     140,664,403
Net change in unrealized appreciation (depreciation) on
   investments                                             (107,328,177)     32,930,053
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                (6,918,468)    168,653,625
---------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net realized gain
      Class A                                               (87,047,364)    (98,692,047)
      Class B                                               (27,197,847)    (35,219,995)
      Class C                                                (1,898,913)     (2,091,746)
      Class I                                                    (1,886)     (1,713,491)
      Class R2                                                     (864)            N/A
      Class R3                                                     (864)            N/A
      Class R4                                                 (146,791)       (114,870)
      Class R5                                                     (864)            N/A
---------------------------------------------------------------------------------------
Total distributions                                        (116,295,393)   (137,832,149)
---------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                   40,084,902      63,701,930
   Class B shares                                             6,689,051      13,026,541
   Class C shares                                               945,933       1,420,244
   Class I shares                                               968,062       5,523,348
   Class R2 shares                                                5,000             N/A
   Class R3 shares                                                5,000             N/A
   Class R4 shares                                              104,890         162,251
   Class R5 shares                                                5,000             N/A
Reinvestment of distributions at net asset value
   Class A shares                                            86,068,894      97,418,203
   Class B shares                                            26,920,384      34,809,235
   Class C shares                                             1,864,627       2,048,925
   Class I shares                                                    --       1,711,536
   Class R4 shares                                              146,251         114,310
Payments for redemptions
   Class A shares                                          (199,398,545)   (203,698,721)
   Class B shares (Note 2)                                  (72,819,159)    (88,123,216)
   Class C shares (Note 2)                                   (4,079,209)     (4,091,299)
   Class I shares                                           (12,822,371)       (135,236)
   Class R4 shares                                             (563,231)         (1,294)
---------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                            (125,874,521)    (76,113,243)
---------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    (249,088,382)    (45,291,767)
Net assets at beginning of year                             829,316,806     874,608,573
---------------------------------------------------------------------------------------
Net assets at end of year                                 $ 580,228,424    $829,316,806
=======================================================================================
Undistributed net investment income                       $     100,362    $    138,903
---------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 ANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Strategy Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Strategy Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in equity securities of companies with market capitalization of up to $2 billion or that fall within the range of the Russell 2000(R) Index at the time of investment.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares have no sales charge and are offered only to qualifying institutional investors.

In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement. These changes were effective Dec. 11, 2006.

At March 31, 2007, Ameriprise Financial, Inc. (Ameriprise Financial) owned 100% of Class I shares.

Effective Dec. 11, 2006, the Fund offers additional classes of shares, Class R2, Class R3 and Class R5, offered to certain institutional investors. These shares are sold without a front-end sales charge or CDSC. At March 31, 2007, Ameriprise Financial owned 100% of Class R2, Class R3 and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------

 30 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 ANNUAL REPORT

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign equities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial will fair value foreign equity securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 ANNUAL REPORT  31

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

--------------------------------------------------------------------------------

 32 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 ANNUAL REPORT

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $1,956,436 and accumulated net realized gain has been decreased by $1,955,293 resulting in a net reclassification adjustment to decrease paid-in capital by $1,143.

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED MARCH 31,                                 2007           2006
----------------------------------------------------------------------------
CLASS A
Distributions paid from:
      Ordinary income.........................    $14,071,984    $12,047,844
      Long-term capital gain..................     72,975,380     86,644,203
CLASS B
Distributions paid from:
      Ordinary income.........................      4,392,455      4,305,778
      Long-term capital gain..................     22,805,392     30,914,217
CLASS C
Distributions paid from:
      Ordinary income.........................        306,958        255,593
      Long-term capital gain..................      1,591,955      1,836,153

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 ANNUAL REPORT  33

YEAR ENDED MARCH 31,                                 2007           2006
----------------------------------------------------------------------------
CLASS I
Distributions paid from:
      Ordinary income.........................    $       305    $   209,164
      Long-term capital gain..................          1,581      1,504,327
CLASS R2*
Distributions paid from:
      Ordinary income.........................            140            N/A
      Long-term capital gain..................            724            N/A
CLASS R3*
Distributions paid from:
      Ordinary income.........................            140            N/A
      Long-term capital gain..................            724            N/A
CLASS R4**
Distributions paid from:
      Ordinary income.........................         23,728         14,022
      Long-term capital gain..................        123,063        100,848
CLASS R5*
Distributions paid from:
      Ordinary income.........................            140            N/A
      Long-term capital gain..................            724            N/A

  * For the period from Dec. 11, 2006 (inception date) to March 31, 2007. ** Effective Dec. 11, 2006, Class Y was renamed Class R4.

At March 31, 2007, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income..............................    $16,680,699
Accumulated long-term gain (loss)..........................    $21,977,727
Unrealized appreciation (depreciation).....................    $43,690,402

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

--------------------------------------------------------------------------------

 34 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 ANNUAL REPORT

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.79% to 0.665% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Small-Cap Core Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $506,105 for the year ended March 31, 2007.

The Investment Manager has a Subadvisory Agreement with Kenwood Capital Management LLC, an indirect partially-owned subsidiary of Ameriprise Financial.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase.

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 ANNUAL REPORT  35

Other expenses in the amount of $13,207 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for the former Board Chair, compensation as well as retirement benefits. Certain other aspects of the former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Professional fees include fees paid by the Fund for legal services and independent auditor services.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y as Class R4, the fee structure under the Transfer Agency Agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. The Fund will pay the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. Prior to Dec. 11, 2006, the Fund paid the Transfer Agent an annual account-based fee of $17.50 per shareholder account.

In addition, the Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R5 shares.

Prior to Dec. 11, 2006, Class I paid a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations. Effective Dec. 11, 2006, this fee was eliminated.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

--------------------------------------------------------------------------------

 36 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 ANNUAL REPORT

The Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Beginning Dec. 11, 2006, a new Plan Administration Services Agreement was adopted for the restructured Class R4 and the introduction of Class R2 and Class R3. The fee is calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares.

Prior to Dec. 11, 2006, under a Shareholder Service Agreement, the Fund paid the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee was calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

Sales charges received by the Distributor for distributing Fund shares were $463,796 for Class A, $105,237 for Class B and $397 for Class C for the year ended March 31, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 ANNUAL REPORT  37

For the year ended March 31, 2007, the Investment Manager and its affiliates waived certain fees and expenses (excluding fees and expenses of acquired funds), such that net expenses are 1.22% for Class A, 1.98% for Class B, 1.98% for Class C, 1.60% for Class R2, 1.35% for Class R3, 1.05% for Class R4 and 0.85% for Class R5. Of these waived fees and expenses, the transfer agency fees waived for Class A, Class B, Class C, Class R2, Class R3, Class R4 and Class R5 were $528,807, $155,974, $10,357, $1, $1, $683 and $1, respectively. Under this agreement, which was effective until March 31, 2007, the Investment Manager and its affiliates agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, would not exceed 1.29% for Class A, 2.06% for Class B, 2.06% for Class C, 0.94% for Class I, 1.67% for Class R2, 1.42% for Class R3, 1.12% for Class R4 and 0.92% for Class R5 of the Fund's average daily net assets. Effective as of April 1, 2007, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until March 31, 2008, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.29% for Class A, 2.05% for Class B, 2.05% for Class C, 0.88% for Class I, 1.68% for Class R2, 1.43% for Class R3, 1.16% for Class R4 and 0.93% for Class R5 of the Fund's average daily net assets.

During the year ended March 31, 2007, the Fund's custodian and transfer agency fees were reduced by $50,557 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

In addition, the Fund received a one time payment of $14,100 by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. This amount was insignificant to the Fund's net asset value and total return.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,076,358,741 and $1,314,262,516, respectively, for the year ended March 31, 2007. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------

 38 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 ANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                           YEAR ENDED MARCH 31, 2007
                         CLASS A       CLASS B       CLASS C      CLASS I      CLASS R2*
-----------------------------------------------------------------------------------------
Sold                     6,125,200     1,086,212     152,730        136,309        679
Issued for reinvested
 distributions          14,563,261     4,976,041     344,663             --         --
Redeemed               (30,438,488)  (11,999,913)   (677,305)    (1,904,529)        --
-----------------------------------------------------------------------------------------
Net increase
 (decrease)             (9,750,027)   (5,937,660)   (179,912)    (1,768,220)       679
-----------------------------------------------------------------------------------------

                        CLASS R3*    CLASS R4**     CLASS R5*
-----------------------------------------------------------------------------------------
Sold                           679        14,482         679
Issued for reinvested
 distributions                  --        24,335          --
Redeemed                        --       (89,765)         --
-----------------------------------------------------------------------------------------
Net increase
 (decrease)                    679       (50,948)        679
-----------------------------------------------------------------------------------------

                                           Year ended March 31, 2006
                         CLASS A       CLASS B       CLASS C      CLASS I     CLASS R4**
-----------------------------------------------------------------------------------------
Sold                     8,760,726     1,907,796     207,498        757,237     22,174
Issued for reinvested
 distributions          15,033,671     5,725,208     336,994        258,540     17,399
Redeemed               (28,267,556)  (12,845,003)   (598,819)       (18,039)      (187)
-----------------------------------------------------------------------------------------
Net increase
 (decrease)             (4,473,159)   (5,211,999)    (54,327)       997,738     39,386
-----------------------------------------------------------------------------------------

  * For the period from Dec. 11, 2006 (inception date) to March 31, 2007. ** Effective Dec. 11, 2006, Class Y was renamed Class R4.

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 ANNUAL REPORT  39

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the investment management services agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At March 31, 2007, securities valued at $9,056,460 were on loan to brokers. For collateral, the Fund received $9,468,000 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Investments in securities." From March 31, 2007 to April 5, 2007, the Fund temporarily held less cash in short term investments than the amount of collateral received from securities on loan. Income from securities lending amounted to $308,471 for the year ended March 31, 2007. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

--------------------------------------------------------------------------------

 40 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 ANNUAL REPORT

7. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Prior to this agreement, the Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings under the facility outstanding during the year ended March 31, 2007.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007.

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 ANNUAL REPORT  41

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

--------------------------------------------------------------------------------

 42 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 ANNUAL REPORT

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 ANNUAL REPORT  43

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED MARCH 31,              2007           2006           2005           2004           2003
Net asset value, beginning of period      $7.23          $7.07          $6.77          $4.10          $5.43
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.02)          (.03)          (.05)          (.03)          (.02)
Net gains (losses) (both realized and
 unrealized)                                .05           1.51            .52           2.70          (1.31)
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .03           1.48            .47           2.67          (1.33)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains         (1.27)         (1.32)          (.17)            --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.99          $7.23          $7.07          $6.77          $4.10
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $442           $603           $622           $594           $272
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        1.22%(d)       1.31%          1.30%          1.36%          1.38%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              (.11%)         (.40%)         (.63%)         (.58%)         (.38%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         158%           110%           101%           110%           128%
-----------------------------------------------------------------------------------------------------------
Total return(e)                            .67%         23.05%          6.90%         65.12%        (24.49%)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 1.32% for the year ended March 31, 2007.
(e)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

 44 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 ANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED MARCH 31,           2007              2006           2005           2004           2003
Net asset value, beginning of period      $6.77          $6.75          $6.51          $3.97          $5.31
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.05)          (.08)          (.10)          (.07)          (.05)
Net gains (losses) (both realized and
 unrealized)                                .03           1.42            .51           2.61          (1.29)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.02)          1.34            .41           2.54          (1.34)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains         (1.27)         (1.32)          (.17)            --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.48          $6.77          $6.75          $6.51          $3.97
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $129           $200           $234           $267           $141
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        1.98%(d)       2.08%          2.07%          2.13%          2.14%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              (.88%)        (1.17%)        (1.40%)        (1.34%)        (1.15%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         158%           110%           101%           110%           128%
-----------------------------------------------------------------------------------------------------------
Total return(e)                           (.03%)        22.03%          6.25%         63.98%        (25.24%)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 2.09% for the year ended March 31, 2007.
(e)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 ANNUAL REPORT  45

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED MARCH 31,           2007              2006           2005           2004           2003
Net asset value, beginning of period      $6.77          $6.75          $6.51          $3.98          $5.31
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.05)          (.08)          (.09)          (.06)          (.05)
Net gains (losses) (both realized and
 unrealized)                                .03           1.42            .50           2.59          (1.28)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.02)          1.34            .41           2.53          (1.33)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains         (1.27)         (1.32)          (.17)            --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.48          $6.77          $6.75          $6.51          $3.98
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $9            $12            $12            $12             $5
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        1.98%(d)       2.08%          2.07%          2.13%          2.17%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              (.87%)        (1.16%)        (1.40%)        (1.36%)        (1.16%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         158%           110%           101%           110%           128%
-----------------------------------------------------------------------------------------------------------
Total return(e)                           (.03%)        22.03%          6.25%         63.57%        (25.05%)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 2.08% for the year ended March 31, 2007.
(e)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

 46 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 ANNUAL REPORT

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED MARCH 31,           2007              2006           2005        2004(B)
Net asset value, beginning of period      $7.39          $7.17          $6.82          $6.92
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .01            .01           (.03)          (.01)
Net gains (losses) (both realized and
 unrealized)                                .04           1.53            .55           (.09)
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .05           1.54            .52           (.10)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains         (1.27)         (1.32)          (.17)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $6.17          $7.39          $7.17          $6.82
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $13             $6             $1
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                         .84%           .85%           .84%           .96%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets               .13%           .09%          (.19%)         (.12%)(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         158%           110%           101%           110%
-----------------------------------------------------------------------------------------------------------
Total return(f)                            .95%         23.58%          7.58%         (1.44%)(g)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to March 31, 2004.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 ANNUAL REPORT  47

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED MARCH 31,          2007(B)
Net asset value, beginning of period      $7.36
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.01)
Net gains (losses) (both realized and
 unrealized)                                .01
-----------------------------------------------------------------------------------------------------------
Total from investment operations             --
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains         (1.27)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $6.09
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d),(e)                    1.60%(f)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              (.27%)(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         158%
-----------------------------------------------------------------------------------------------------------
Total return(g)                            .25%(h)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to March 31, 2007.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R2 would have been 1.70% for the period ended March 31, 2007.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

--------------------------------------------------------------------------------

 48 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 ANNUAL REPORT

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED MARCH 31,          2007(B)
Net asset value, beginning of period      $7.36
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 --
Net gains (losses) (both realized and
 unrealized)                                .01
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .01
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains         (1.27)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $6.10
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d),(e)                    1.35%(f)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              (.01%)(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         158%
-----------------------------------------------------------------------------------------------------------
Total return(g)                            .41%(h)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to March 31, 2007.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R3 would have been 1.45% for the period ended March 31, 2007.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 ANNUAL REPORT  49

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED MARCH 31,           2007              2006           2005           2004           2003
Net asset value, beginning of period      $7.33          $7.14          $6.82          $4.12          $5.46
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 --           (.01)          (.03)          (.02)          (.02)
Net gains (losses) (both realized and
 unrealized)                                .04           1.52            .52           2.72          (1.32)
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .04           1.51            .49           2.70          (1.34)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains         (1.27)         (1.32)          (.17)            --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $6.10          $7.33          $7.14          $6.82          $4.12
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--             $1             $1            $--            $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        1.05%(d)       1.13%          1.12%          1.20%          1.16%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets               .07%          (.20%)         (.46%)         (.40%)         (.27%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         158%           110%           101%           110%           128%
-----------------------------------------------------------------------------------------------------------
Total return(e)                            .82%         23.25%          7.14%         65.53%        (24.54%)
-----------------------------------------------------------------------------------------------------------

 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R4 would have been 1.14% for the year ended March 31, 2007.
(e)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

 50 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 ANNUAL REPORT

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED MARCH 31,          2007(B)
Net asset value, beginning of period      $7.36
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .01
Net gains (losses) (both realized and
 unrealized)                                .01
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .02
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains         (1.27)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $6.11
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d),(e)                     .85%(f)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets               .51%(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         158%
-----------------------------------------------------------------------------------------------------------
Total return(g)                            .55%(h)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to March 31, 2007.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R5 would have been 0.96% for the period ended March 31, 2007.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 ANNUAL REPORT  51

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS

RIVERSOURCE STRATEGY SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of RiverSource Small Cap Advantage Fund (a series of RiverSource Strategy Series, Inc.) as of March 31, 2007, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended March 31, 2007, and the financial highlights for each of the years or periods in the five-year period ended March 31, 2007. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Small Cap Advantage Fund as of March 31, 2007, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Minneapolis, Minnesota
May 21, 2007

--------------------------------------------------------------------------------

 52 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2007 ANNUAL REPORT

INVESTMENTS IN SECURITIES

MARCH 31, 2007
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (99.2%)
ISSUER                                            SHARES                   VALUE(A)
AEROSPACE & DEFENSE (1.2%)
AAR                                                  29,700(b)             $818,532
BE Aerospace                                         16,715(b)              529,866
DRS Technologies                                      5,634                 293,926
Ladish                                               11,110(b)              418,180
Teledyne Technologies                                10,711(b)              401,020
                                                                    ---------------
Total                                                                     2,461,524
-----------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (1.3%)
Hub Group Cl A                                       59,271(b)            1,718,266
Pacer Intl                                           12,804                 344,940
UTI Worldwide                                        24,700(c)              607,126
                                                                    ---------------
Total                                                                     2,670,332
-----------------------------------------------------------------------------------

AIRLINES (0.1%)
AirTran Holdings                                     29,150(b)              299,371
-----------------------------------------------------------------------------------

AUTO COMPONENTS (0.2%)
Cooper Tire & Rubber                                 20,480                 374,579
-----------------------------------------------------------------------------------

BEVERAGES (0.1%)
Natl Beverage                                        16,520(b)              289,761
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (2.7%)
Alexion Pharmaceuticals                              12,160(b)              525,798
Alnylam Pharmaceuticals                               9,830(b)              176,940
Array BioPharma                                      18,580(b)              235,966
BioMarin Pharmaceutical                              35,450(b)              611,867
Cubist Pharmaceuticals                               25,425(b)              561,130
Emergent BioSolutions                                24,100(b)              323,422
InterMune                                             9,980(b)              246,107
Isis Pharmaceuticals                                 28,500(b)              264,195
Keryx Biopharmaceuticals                             22,300(b)              234,596
LifeCell                                             22,800(b)              569,316
Myriad Genetics                                      11,200(b)              385,952
OSI Pharmaceuticals                                  16,381(b)              540,573
Progenics Pharmaceuticals                             8,530(b)              201,990
Regeneron Pharmaceuticals                            18,000(b)              389,160
United Therapeutics                                  10,483(b)              563,776
                                                                    ---------------
Total                                                                     5,830,788
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

BUILDING PRODUCTS (0.7%)
Ameron Intl                                           5,779                $380,605
Apogee Enterprises                                   12,185                 244,187
Goodman Global                                       35,204(b)              620,295
Simpson Mfg                                          10,972                 338,376
                                                                    ---------------
Total                                                                     1,583,463
-----------------------------------------------------------------------------------

CAPITAL MARKETS (1.4%)
Greenhill & Co                                        7,040                 432,186
HFF Cl A                                             13,370(b)              200,550
Investors Financial Services                         22,020               1,280,462
MarketAxess Holdings                                 23,760(b)              397,742
Penson Worldwide                                      8,220(b)              248,162
Waddell & Reed Financial Cl A                        18,730                 436,784
                                                                    ---------------
Total                                                                     2,995,886
-----------------------------------------------------------------------------------

CHEMICALS (1.5%)
HB Fuller                                            16,420                 447,773
Hercules                                             79,567(b)            1,554,739
Koppers Holdings                                     10,094                 259,012
Landec                                               50,420(b)              714,956
Terra Inds                                           17,830(b)              312,025
                                                                    ---------------
Total                                                                     3,288,505
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (1.1%)
AmericanWest Bancorp                                 13,611                 293,181
First Regional Bancorp                                1,499(b)               44,520
Hanmi Financial                                       3,870                  73,762
Preferred Bank                                        4,349                 170,524
SVB Financial Group                                   9,899(b)              480,992
UCBH Holdings                                        45,600                 849,073
United Community Banks                               10,170                 333,474
                                                                    ---------------
Total                                                                     2,245,526
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (6.7%)
Cenveo                                               23,170(b)              563,031
Consolidated Graphics                                 7,967(b)              589,956
CRA Intl                                             16,848(b)              879,129
Deluxe                                               29,255                 980,920

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                     RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 ANNUAL REPORT  19

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
COMMERCIAL SERVICES & SUPPLIES (CONT.)
eTelecare Global Solutions ADR                       20,200(b,c)           $306,030
GEO Group                                             5,680(b)              257,418
Healthcare Services Group                             2,047                  58,647
Huron Consulting Group                               14,566(b)              886,195
IHS Cl A                                             21,510(b)              884,276
Kenexa                                               39,319(b)            1,224,000
Knoll                                                48,819               1,163,357
Korn/Ferry Intl                                       7,500(b)              172,050
Labor Ready                                          38,800(b)              736,812
Layne Christensen                                    15,300(b)              557,226
PeopleSupport                                        38,335(b)              438,936
Resources Connection                                  2,992(b)               95,714
Taleo Cl A                                           26,904(b)              446,068
TEAM                                                    896(b)               34,182
TeleTech Holdings                                    77,774(b)            2,853,529
Watson Wyatt Worldwide Cl A                          21,729               1,057,116
                                                                    ---------------
Total                                                                    14,184,592
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (3.8%)
ARRIS Group                                          21,044(b)              296,300
Blue Coat Systems                                    16,300(b)              598,699
C-COR                                                20,325(b)              281,705
Comtech Group                                        28,350(b,c,d)          495,558
Comtech Telecommunications                           12,898(b)              499,540
Foundry Networks                                     29,660(b)              402,486
Harris Stratex Networks Cl A                         21,373(b)              410,148
Inter-Tel                                            17,393                 411,171
NETGEAR                                              33,189(b)              946,881
NICE Systems ADR                                     47,410(b,c)          1,612,887
Opnext                                                5,900(b)               87,261
Polycom                                              18,000(b)              599,940
Sierra Wireless                                      34,153(b,c)            535,861
Sirenza Microdevices                                 50,708(b)              437,103
Sonus Networks                                       69,770(b)              563,044
                                                                    ---------------
Total                                                                     8,178,584
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

COMPUTERS & PERIPHERALS (0.6%)
Neoware                                              34,875(b)             $351,191
Novatel Wireless                                      5,803(b)               93,080
Presstek                                             64,868(b)              392,452
Stratasys                                             2,972(b)              126,964
Synaptics                                             9,178(b)              234,773
                                                                    ---------------
Total                                                                     1,198,460
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.9%)
EMCOR Group                                          14,700(b)              867,006
Infrasource Services                                 13,690(b)              417,956
Perini                                               15,085(b)              556,033
                                                                    ---------------
Total                                                                     1,840,995
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.1%)
Headwaters                                           14,273(b)              311,865
-----------------------------------------------------------------------------------

CONSUMER FINANCE (0.4%)
Advance America Cash Advance Centers                  5,208                  80,151
Cash America Intl                                     7,034                 288,394
EZCORP Cl A                                           7,203(b)              106,100
World Acceptance                                     10,111(b)              403,935
                                                                    ---------------
Total                                                                       878,580
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.7%)
Myers Inds                                            7,032                 131,358
Silgan Holdings                                      26,662               1,362,695
                                                                    ---------------
Total                                                                     1,494,053
-----------------------------------------------------------------------------------

DISTRIBUTORS (0.5%)
DXP Enterprises                                      11,260(b)              430,132
LKQ                                                  26,300(b)              574,918
                                                                    ---------------
Total                                                                     1,005,050
-----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
Vertrue                                               5,152(b)              247,863
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.2%)
Asta Funding                                          6,636                 286,542
Intl Securities Exchange Holdings                    32,607               1,591,222
Portfolio Recovery Associates                        15,381(b)              686,762
                                                                    ---------------
Total                                                                     2,564,526
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 20 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
BigBand Networks                                     10,300(b)             $185,503
Cogent Communications Group                          21,310(b)              503,555
NeuStar Cl A                                         12,700(b)              361,188
Time Warner Telecom Cl A                             25,280(b)              525,066
                                                                    ---------------
Total                                                                     1,575,312
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.9%)
Acuity Brands                                         6,380                 347,327
BTU Intl                                             24,781(b)              247,810
Energy Conversion Devices                             8,000(b)              279,520
First Solar                                          11,100(b)              577,311
General Cable                                         9,090(b)              485,679
Genlyte Group                                        10,890(b)              768,289
GrafTech Intl                                        23,415(b)              212,608
II-VI                                                14,910(b)              504,704
Regal-Beloit                                         12,775                 592,505
                                                                    ---------------
Total                                                                     4,015,753
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.6%)
Benchmark Electronics                                33,250(b)              686,945
Cognex                                               25,700                 556,919
Color Kinetics                                       22,400(b)              435,232
Littelfuse                                            3,005(b)              122,003
LoJack                                                6,432(b)              122,079
Measurement Specialties                              13,452(b)              303,477
Mellanox Technologies                                 2,600(b,c)             37,830
Merix                                                38,308(b)              314,892
RadiSys                                              18,300(b)              299,022
SMART Modular Technologies WWH                       12,146(b)              155,347
Spectrum Control                                     38,662(b)              475,543
                                                                    ---------------
Total                                                                     3,509,289
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.1%)
Atwood Oceanics                                      10,589(b)              621,468
Bristow Group                                         9,689(b)              353,164
CARBO Ceramics                                        7,036                 327,526
Complete Production Services                         22,183(b)              441,664
Core Laboratories                                    11,090(b,c)            929,675
Dresser-Rand Group                                   18,800(b)              572,648
Dril-Quip                                            29,275(b)            1,267,022
Input/Output                                          4,144(b)               57,104
Oceaneering Intl                                     15,714(b)              661,874
Oil States Intl                                      23,554(b)              755,848
Patterson-UTI Energy                                 18,200                 408,408

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
ENERGY EQUIPMENT & SERVICES (CONT.)
RPC                                                  13,023                $216,963
TETRA Technologies                                   59,500(b)            1,470,244
Trico Marine Services                                 2,991(b)              111,445
W-H Energy Services                                  14,066(b)              657,445
                                                                    ---------------
Total                                                                     8,852,498
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.0%)
Longs Drug Stores                                    23,446               1,210,752
Pantry                                                4,720(b)              213,438
United Natural Foods                                 26,567(b)              814,013
                                                                    ---------------
Total                                                                     2,238,203
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.2%)
Hain Celestial Group                                 14,538(b)              437,158
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (5.5%)
Accuray                                              11,000(b)              244,640
Align Technology                                     17,237(b)              273,379
AngioDynamics                                        12,600(b)              212,814
ArthroCare                                           20,200(b)              728,008
Aspect Medical Systems                               12,300(b)              191,757
BIOLASE Technology                                   67,982(b,d)            661,465
Cholestech                                            2,892(b)               49,858
Conceptus                                            18,912(b)              378,240
DexCom                                               22,600(b)              177,636
Hansen Medical                                       12,700(b,d)            240,030
Hologic                                               9,130(b)              526,253
Immucor                                              29,489(b)              867,861
Inverness Medical Innovations                         7,490(b)              327,912
Kyphon                                               18,706(b)              844,389
Medical Action Inds                                   3,238(b)               77,388
Mentor                                                6,470                 297,620
Meridian Bioscience                                  21,812                 605,501
Micrus Endovascular                                   2,665(b)               63,534
Natus Medical                                        32,877(b)              584,224
Neogen                                               19,430(b)              458,159
ResMed                                                9,300(b)              468,441
Sonic Innovations                                    27,986(b)              236,482
Symmetry Medical                                     27,113(b)              442,755
Viasys Healthcare                                    32,100(b)            1,091,080
West Pharmaceutical Services                         21,065                 978,048
Wright Medical Group                                 19,665(b)              438,333
ZOLL Medical                                         10,308(b)              274,708
                                                                    ---------------
Total                                                                    11,740,515
-----------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                     RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 ANNUAL REPORT  21

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

HEALTH CARE PROVIDERS & SERVICES (5.5%)
Centene                                              12,613(b)             $264,747
Chemed                                               15,909                 778,905
HealthExtras                                          3,427(b)               98,629
HealthSpring                                         27,488(b)              647,342
Healthways                                            5,950(b)              278,163
HMS Holdings                                         38,512(b)              843,413
inVentiv Health                                       7,030(b)              269,179
LCA-Vision                                           11,468                 472,367
NightHawk Radiology Holdings                          7,319(b)              133,133
Pediatrix Medical Group                              34,500(b)            1,968,569
Psychiatric Solutions                                51,820(b)            2,088,863
Sunrise Senior Living                                14,350(b)              567,112
United Surgical Partners Intl                        23,550(b)              725,576
VCA Antech                                           36,400(b)            1,321,684
WellCare Health Plans                                16,226(b)            1,383,267
                                                                    ---------------
Total                                                                    11,840,949
-----------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (1.2%)
Icad                                                 98,109(b)              375,757
Omnicell                                             48,657(b)            1,017,905
Phase Forward                                        21,500(b)              282,295
TriZetto Group                                       15,000(b)              300,150
Vital Images                                         16,142(b)              536,883
                                                                    ---------------
Total                                                                     2,512,990
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (4.3%)
Ameristar Casinos                                    23,371                 750,443
Buffalo Wild Wings                                   15,142(b)              964,545
California Pizza Kitchen                             26,400(b)              868,296
CEC Entertainment                                    18,678(b)              775,884
CKE Restaurants                                      54,700               1,031,642
Life Time Fitness                                    10,370(b)              533,122
McCormick & Schmick's Seafood Restaurants            19,307(b)              517,621
Orient-Express Hotels Series A                       25,500(c)            1,525,410
Peet's Coffee & Tea                                  13,457(b)              371,682
PF Chang's China Bistro                              13,866(b)              580,708
Vail Resorts                                         13,752(b)              747,146
WMS Inds                                             14,250(b)              559,170
                                                                    ---------------
Total                                                                     9,225,669
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

HOUSEHOLD DURABLES (1.2%)
Lifetime Brands                                      16,192                $338,251
Syntax-Brillian                                      60,500(b,d)            508,200
Tempur-Pedic Intl                                    45,260               1,176,308
Tupperware Brands                                    17,197                 428,721
Universal Electronics                                 4,398(b)              122,528
                                                                    ---------------
Total                                                                     2,574,008
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.4%)
Central Garden & Pet                                 17,400(b)              256,998
Central Garden & Pet Cl A                            34,700(b)              510,090
                                                                    ---------------
Total                                                                       767,088
-----------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
JA Solar Holdings ADR                                16,190(b,c)            292,877
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.4%)
McDermott Intl                                       16,284(b)              797,590
-----------------------------------------------------------------------------------

INSURANCE (0.5%)
Argonaut Group                                       25,487(b)              824,760
Natl Financial Partners                               4,507                 211,423
Natl Interstate                                       5,284                 136,116
                                                                    ---------------
Total                                                                     1,172,299
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.8%)
GSI Commerce                                          7,745(b)              174,960
Priceline.com                                        30,652(b)            1,632,525
                                                                    ---------------
Total                                                                     1,807,485
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (4.8%)
Access Integrated Technologies Cl A                  36,768(b)              199,650
aQuantive                                            18,050(b)              503,776
CyberSource                                          43,240(b)              540,932
DivX                                                  4,400(b)               88,176
Entrust                                             111,491(b)              449,309
Equinix                                               6,220(b)              532,619
Greenfield Online                                     6,928(b)              110,155
Internap Network Services                            24,440(b)              384,930
Interwoven                                           33,729(b)              570,020
Knot                                                 34,601(b)              744,960
LivePerson                                           68,754(b)              541,782
Perficient                                           51,372(b)            1,016,138
Saba Software                                        59,761(b)              391,136
SAVVIS                                                9,340(b)              447,199
SkillSoft ADR                                        74,713(b,c)            624,601
Switch & Data Facilities                             13,220(b)              239,546

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 22 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
INTERNET SOFTWARE & SERVICES (CONT.)
ValueClick                                           51,893(b)           $1,355,964
Vignette                                             22,669(b)              420,963
VistaPrint                                           12,100(b)              463,430
WebSideStory                                         41,113(b)              532,413
                                                                    ---------------
Total                                                                    10,157,699
-----------------------------------------------------------------------------------

IT SERVICES (0.9%)
CACI Intl Cl A                                       13,300(b)              623,238
iGATE                                                46,533(b)              383,432
Rainmaker Systems                                    50,788(b)              426,619
Sykes Enterprises                                     3,433(b)               62,618
WNS Holdings ADR                                     14,900(b,c)            434,186
                                                                    ---------------
Total                                                                     1,930,093
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.3%)
Oakley                                               19,968                 402,155
Smith & Wesson Holding                               15,943(b)              208,694
                                                                    ---------------
Total                                                                       610,849
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (2.4%)
Affymetrix                                            5,960(b)              179,217
Bruker BioSciences                                   55,865(b)              587,700
Dionex                                                5,227(b)              356,011
Exelixis                                             30,000(b)              298,200
ICON ADR                                              5,850(b,c)            249,210
Illumina                                             17,677(b)              517,936
Kendle Intl                                          24,403(b)              866,795
Luminex                                              34,222(b)              469,526
PAREXEL Intl                                         32,657(b)            1,174,672
Varian                                                1,490(b)               86,807
Ventana Medical Systems                               8,320(b)              348,608
                                                                    ---------------
Total                                                                     5,134,682
-----------------------------------------------------------------------------------

MACHINERY (4.7%)
Actuant Cl A                                         18,350                 932,364
Astec Inds                                            8,625(b)              347,156
Barnes Group                                         18,633                 428,745
Bucyrus Intl Cl A                                    25,533               1,314,950
Columbus McKinnon                                     3,228(b)               72,275
Dynamic Materials                                     6,893(b)              225,539
ESCO Technologies                                    19,100(b)              856,062
Hurco Companies                                      11,429(b)              489,733
Kaydon                                               16,285                 693,090
Lydall                                               38,253(b)              607,840
Manitowoc                                            28,496               1,810,350
Middleby                                             12,052(b)            1,588,936

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
MACHINERY (CONT.)
Valmont Inds                                          9,009                $520,990
Wabtec                                                1,830                  63,117
                                                                    ---------------
Total                                                                     9,951,147
-----------------------------------------------------------------------------------

MARINE (1.2%)
American Commercial Lines                            50,272(b)            1,581,054
Horizon Lines Cl A                                   28,422                 932,810
                                                                    ---------------
Total                                                                     2,513,864
-----------------------------------------------------------------------------------

MEDIA (0.4%)
Arbitron                                              7,090                 332,876
Natl CineMedia                                       13,700(b)              365,789
Sinclair Broadcast Group Cl A                        10,635                 164,311
                                                                    ---------------
Total                                                                       862,976
-----------------------------------------------------------------------------------

METALS & MINING (2.5%)
AK Steel Holding                                     27,815(b)              650,593
Brush Engineered Materials                            5,330(b)              258,345
Century Aluminum                                      8,460(b)              396,605
Chaparral Steel                                      26,280               1,528,707
PAN American Silver                                  12,720(b,c)            376,385
RTI Intl Metals                                       3,330(b)              303,063
Steel Dynamics                                       28,500               1,231,200
Universal Stainless & Alloy Products                 11,723(b)              556,491
                                                                    ---------------
Total                                                                     5,301,389
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.3%)
Alon USA Energy                                      12,541                 453,984
Arena Resources                                       9,020(b)              452,082
EXCO Resources                                       59,500(b)              986,510
Frontier Oil                                         29,736                 970,583
Goodrich Petroleum                                   14,930(b)              502,096
Petrohawk Energy                                     65,300(b)              860,001
Quicksilver Resources                                11,550(b)              459,344
Toreador Resources                                   14,100(b)              255,915
                                                                    ---------------
Total                                                                     4,940,515
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.5%)
Chattem                                              10,970(b)              646,572
USANA Health Sciences                                 9,331(b)              437,344
                                                                    ---------------
Total                                                                     1,083,916
-----------------------------------------------------------------------------------

                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                     RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 ANNUAL REPORT  23

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

PHARMACEUTICALS (0.8%)
KV Pharmaceutical Cl A                               12,230(b)             $302,448
Medicis Pharmaceutical Cl A                          11,950                 368,299
MGI PHARMA                                           16,812(b)              377,766
New River Pharmaceuticals                             1,020(b)               64,903
Penwest Pharmaceuticals                              20,800(b)              209,664
Sciele Pharma                                        18,873(b)              446,912
                                                                    ---------------
Total                                                                     1,769,992
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.0%)
BioMed Realty Trust                                  15,000                 394,500
Corporate Office Properties Trust                     6,530                 298,290
Digital Realty Trust                                 10,210                 407,379
Highland Hospitality                                 16,960                 301,888
Ventas                                               19,600                 825,748
                                                                    ---------------
Total                                                                     2,227,805
-----------------------------------------------------------------------------------

ROAD & RAIL (0.7%)
Landstar System                                      25,300               1,159,752
Old Dominion Freight Line                             8,861(b)              255,285
                                                                    ---------------
Total                                                                     1,415,037
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (6.3%)
Amkor Technology                                     36,517(b)              455,732
ANADIGICS                                           105,575(b,d)          1,247,896
Atheros Communications                               27,962(b)              669,131
ATMI                                                 10,873(b)              332,388
AXT                                                  83,038(b)              397,752
Cirrus Logic                                         38,070(b)              291,616
Cymer                                                 6,496(b)              269,909
Diodes                                               18,500(b)              644,725
Exar                                                 20,370(b)              269,699
FEI                                                  34,393(b)            1,240,211
FormFactor                                            9,730(b)              435,418
Hittite Microwave                                    14,900(b)              598,533
Intevac                                              19,985(b)              527,004
LTX                                                  54,326(b)              332,475
Microsemi                                            45,200(b)              940,612
ON Semiconductor                                     30,110(b)              268,581
Photronics                                           20,100(b)              312,555
Power Integrations                                   18,600(b)              421,011
RF Micro Devices                                     11,468(b)               71,446
Rudolph Technologies                                 33,908(b)              591,356
Semtech                                              18,580(b)              250,458
Silicon Image                                        21,500(b)              175,440

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
SiRF Technology Holdings                              8,730(b)             $242,345
Standard Microsystems                                18,800(b)              574,152
Tessera Technologies                                 15,170(b)              602,856
Varian Semiconductor Equipment Associates            16,315(b)              870,895
Volterra Semiconductor                               13,741(b)              179,457
                                                                    ---------------
Total                                                                    13,213,653
-----------------------------------------------------------------------------------

SOFTWARE (7.1%)
Advent Software                                       8,660(b)              301,974
Altiris                                               9,020(b)              296,848
Ansoft                                                4,872(b)              154,150
Applix                                               35,224(b)              472,354
Blackbaud                                            14,100                 344,322
Blackboard                                           13,003(b)              437,291
Bottomline Technologies                              48,471(b)              528,334
Callidus Software                                    57,111(b)              428,333
Concur Technologies                                  23,242(b)              405,805
FactSet Research Systems                             12,850                 807,622
FalconStor Software                                  42,532(b)              443,183
Glu Mobile                                            3,000(b)               30,000
i2 Technologies                                       9,535(b)              228,840
Interactive Intelligence                             32,040(b)              488,290
MICROS Systems                                       20,236(b)            1,092,541
Net 1 UEPS Technologies                              14,370(b,c)            357,526
Nuance Communications                                71,600(b)            1,096,195
OPNET Technologies                                   38,936(b)              526,025
Progress Software                                    23,600(b)              736,320
Quality Systems                                      17,954                 718,160
Secure Computing                                     19,000(b)              146,300
Shanda Interactive Entertainment ADR                 28,448(b,c)            763,829
Sourcefire                                              800(b)               14,104
Synchronoss Technologies                             30,142(b)              524,471
The9 ADR                                              8,180(b,c)            275,993
THQ                                                  46,908(b)            1,603,784
Ultimate Software Group                              17,298(b)              453,035
VA Software                                         116,030(b)              467,601
VASCO Data Security Intl                             16,565(b)              296,017
Verint Systems                                       18,352(b)              590,017
                                                                    ---------------
Total                                                                    15,029,264
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (5.4%)
Aeropostale                                          30,422(b)            1,223,877
Buckle                                               17,541                 626,214
Casual Male Retail Group                             20,040(b)              237,073
Cato Cl A                                            15,867                 371,129

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 24 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
SPECIALTY RETAIL (CONT.)
Children's Place Retail Stores                       18,000(b)           $1,003,680
Christopher & Banks                                  60,563               1,179,162
Citi Trends                                           8,150(b)              348,331
Conn's                                                5,568(b)              137,808
Dress Barn                                           23,268(b)              484,207
DSW Cl A                                             29,335(b)            1,238,230
GUESS?                                               30,187               1,222,272
Guitar Center                                         8,400(b)              379,008
Gymboree                                             20,176(b)              808,452
Hibbett Sports                                       11,510(b)              329,071
Jos A Bank Clothiers                                  2,777(b)               98,167
Tween Brands                                         19,600(b)              700,112
Zumiez                                               25,703(b)            1,031,204
                                                                    ---------------
Total                                                                    11,417,997
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.4%)
crocs                                                20,549(b,d)            970,940
Deckers Outdoor                                       8,090(b)              574,552
Iconix Brand Group                                   21,750(b)              443,700
Maidenform Brands                                    12,719(b)              293,427
Phillips-Van Heusen                                  37,340               2,195,592
Under Armour Cl A                                     9,800(b)              502,740
Volcom                                                1,464(b)               50,303
                                                                    ---------------
Total                                                                     5,031,254
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (--%)
Clayton Holdings                                      5,056(b)               77,559
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

TRADING COMPANIES & DISTRIBUTORS (0.7%)
Applied Industrial Technologies                      26,441                $648,598
Beacon Roofing Supply                                14,400(b)              232,992
Interline Brands                                     16,144(b)              353,876
Rush Enterprises Cl A                                 4,093(b)               78,627
Watsco                                                2,395                 122,313
WESCO Intl                                            1,531(b)               96,116
                                                                    ---------------
Total                                                                     1,532,522
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.1%)
SBA Communications Cl A                               8,090(b)              239,060
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $177,413,596)                                                   $211,745,259
-----------------------------------------------------------------------------------

MONEY MARKET FUND (2.0%)(e)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  4,223,607(f)           $4,223,607
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $4,223,607)                                                       $4,223,607
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $181,637,203)(g)                                                $215,968,866
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2007, the value of foreign securities represented 4.4% of net assets.

(d) At March 31, 2007, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.3% of net assets. See Note 5 to the financial statements. 0.7% of net assets is the Fund's cash equivalent position.

(f)  Affiliated Money Market Fund -- See Note 6 to the financial statements.

--------------------------------------------------------------------------------

                     RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 ANNUAL REPORT  25

(g) At March 31, 2007, the cost of securities for federal income tax purposes was $183,056,634 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $38,516,737
Unrealized depreciation                                             (5,604,505)
------------------------------------------------------------------------------
Net unrealized appreciation                                        $32,912,232
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 26 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 ANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2007

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers* (identified cost $177,413,596)         $211,745,259
   Affiliated money market fund (identified cost $4,223,607)
   (Note 6)                                                        4,223,607
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $181,637,203)                                                 215,968,866
Capital shares receivable                                              7,110
Dividends and accrued interest receivable                             50,343
Receivable for investment securities sold                          2,858,772
----------------------------------------------------------------------------
Total assets                                                     218,885,091
----------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                61,429
Payable for investment securities purchased                        2,416,101
Payable upon return of securities loaned (Note 5)                  2,813,000
Accrued investment management services fee                             5,384
Accrued distribution fee                                              68,136
Accrued transfer agency fee                                              357
Accrued administrative services fee                                      468
Accrued plan administration services fee                                 121
Other accrued expenses                                               111,561
----------------------------------------------------------------------------
Total liabilities                                                  5,476,557
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $213,408,534
============================================================================
REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                        $    432,241
Additional paid-in capital                                       172,676,843
Undistributed net investment income                                    5,799
Accumulated net realized gain (loss)                               5,961,988
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                     34,331,663
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $213,408,534
============================================================================

Net assets applicable to outstanding
   shares:                                   Class A                          $113,612,985
                                             Class B                          $ 43,605,178
                                             Class C                          $  4,604,901
                                             Class I                          $ 51,300,183
                                             Class R2                         $      4,770
                                             Class R3                         $      4,771
                                             Class R4                         $    270,967
                                             Class R5                         $      4,779
Net asset value per share of outstanding
   capital stock:                            Class A shares     22,851,570    $       4.97
                                             Class B shares      9,235,700    $       4.72
                                             Class C shares        974,784    $       4.72
                                             Class I shares     10,105,257    $       5.08
                                             Class R2 shares           951    $       5.02
                                             Class R3 shares           951    $       5.02
                                             Class R4 shares        53,975    $       5.02
                                             Class R5 shares           951    $       5.03
------------------------------------------------------------------------------------------
* Including securities on loan, at value
   (Note 5)                                                                   $  2,645,720
------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                     RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 ANNUAL REPORT  27

STATEMENT OF OPERATIONS
MARCH 31, 2007

INVESTMENT INCOME
Income:
Dividends                                                     $    694,866
Interest                                                            42,510
Income distributions from affiliated money market fund (Note
   6)                                                              131,847
Fee income from securities lending (Note 5)                         50,904
--------------------------------------------------------------------------
Total income                                                       920,127
--------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                               2,066,992
Distribution fee
   Class A                                                         312,614
   Class B                                                         496,176
   Class C                                                          50,257
   Class R2                                                              7
   Class R3                                                              3
Transfer agency fee
   Class A                                                         399,808
   Class B                                                         168,408
   Class C                                                          16,720
   Class R2                                                              1
   Class R3                                                              1
   Class R4                                                            712
   Class R5                                                              1
Service fee -- Class R4                                                249
Administrative services fees and expenses                          173,239
Plan administration services fee
   Class R2                                                              3
   Class R3                                                              3
   Class R4                                                            214
Compensation of board members                                        4,318
Custodian fees                                                     139,475
Printing and postage                                                86,470
Registration fees                                                   43,540
Professional fees                                                   22,782
Other                                                               28,404
--------------------------------------------------------------------------
Total expenses                                                   4,010,397
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates (Note 2)                                     (201,870)
--------------------------------------------------------------------------
                                                                 3,808,527
   Earnings and bank fee credits on cash balances (Note 2)         (12,105)
--------------------------------------------------------------------------
Total net expenses                                               3,796,422
--------------------------------------------------------------------------
Investment income (loss) -- net                                 (2,876,295)
--------------------------------------------------------------------------

--------------------------------------------------------------------------------

 28 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 ANNUAL REPORT

MARCH 31, 2007

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                             $ 18,118,017
   Payment from affiliate (Note 2)                                   2,641
--------------------------------------------------------------------------
Net realized gain (loss) on investments                         18,120,658
Net change in unrealized appreciation (depreciation) on
   investments and on translation of assets and liabilities
   in foreign currencies                                       (16,260,158)
--------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            1,860,500
--------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                 $ (1,015,795)
==========================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                     RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 ANNUAL REPORT  29

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED MARCH 31,                                          2007            2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                           $ (2,876,295)   $ (3,114,526)
Net realized gain (loss) on investments                     18,120,658      32,056,222
Net change in unrealized appreciation (depreciation) on
   investments and on translation of assets and
   liabilities in foreign currencies                       (16,260,158)     28,372,367
--------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               (1,015,795)     57,314,063
--------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net realized gain
      Class A                                               (9,629,209)       (737,692)
      Class B                                               (3,911,269)       (337,351)
      Class C                                                 (403,792)        (31,835)
      Class I                                               (3,812,551)        (60,283)
      Class R2                                                    (394)            N/A
      Class R3                                                    (394)            N/A
      Class R4                                                 (22,350)           (807)
      Class R5                                                    (394)            N/A
--------------------------------------------------------------------------------------
Total distributions                                        (17,780,353)     (1,167,968)
--------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                  15,374,081      20,425,875
   Class B shares                                            3,410,038       5,267,866
   Class C shares                                              386,666         597,334
   Class I shares                                           32,191,922       9,795,779
   Class R2 shares                                               5,000             N/A
   Class R3 shares                                               5,000             N/A
   Class R4 shares                                             200,460         266,640
   Class R5 shares                                               5,000             N/A
Reinvestment of distributions at net asset value
   Class A shares                                            9,495,725         729,473
   Class B shares                                            3,842,612         332,083
   Class C shares                                              397,451          31,295
   Class I shares                                            3,811,622          60,225
   Class R4 shares                                              22,184             796
Payments for redemptions
   Class A shares                                          (47,869,506)    (61,818,156)
   Class B shares (Note 2)                                 (20,796,021)    (28,719,971)
   Class C shares (Note 2)                                  (1,661,916)     (2,557,108)
   Class I shares                                           (3,151,683)        (20,959)
   Class R4 shares                                            (211,301)       (131,037)
--------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                             (4,542,666)    (55,739,865)
--------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    (23,338,814)        406,230
Net assets at beginning of year                            236,747,348     236,341,118
--------------------------------------------------------------------------------------
Net assets at end of year                                 $213,408,534    $236,747,348
======================================================================================
Undistributed net investment income                       $      5,799    $     16,535
--------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 30 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Strategy Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Strategy Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in equity securities of companies with market capitalization, at the time of investment, of up to $2 billion, or that fall within the range of the Russell 2000 Growth Index.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares have no sales charge and are offered only to qualifying institutional investors.

In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement. These changes were effective Dec. 11, 2006.

At March 31, 2007, Ameriprise Financial, Inc. (Ameriprise Financial) and the affiliated funds-of-funds owned 100% of Class I shares.

Effective Dec. 11, 2006, the Fund offers additional classes of shares, Class R2, Class R3 and Class R5, offered to certain institutional investors. These shares are sold without a front-end sales charge or CDSC. At March 31, 2007, Ameriprise Financial owned 100% of Class R2, Class R3 and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

--------------------------------------------------------------------------------

                     RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 ANNUAL REPORT  31

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign equities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial will fair value foreign equity securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------

 32 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 ANNUAL REPORT

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

--------------------------------------------------------------------------------

                     RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 ANNUAL REPORT  33

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

--------------------------------------------------------------------------------

 34 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 ANNUAL REPORT

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $2,865,559 and accumulated net realized gain has been decreased by $2,287,841 resulting in a net reclassification adjustment to decrease paid-in capital by $577,718.

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED MARCH 31,                                     2007         2006
----------------------------------------------------------------------------
CLASS A
Distributions paid from:
      Ordinary income.............................    $3,249,320    $     --
      Long-term capital gain......................     6,379,889     737,692
CLASS B
Distributions paid from:
      Ordinary income.............................     1,319,904          --
      Long-term capital gain......................     2,591,365     337,351
CLASS C
Distributions paid from:
      Ordinary income.............................       136,484
      Long-term capital gain......................       267,308      31,835
CLASS I
DISTRIBUTIONS PAID FROM:
      Ordinary income.............................     1,286,590          --
      Long-term capital gain......................     2,525,961      60,283
CLASS R2(A)
Distributions paid from:
      Ordinary income.............................           133         N/A
      Long-term capital gain......................           261         N/A
CLASS R3(A)
Distributions paid from:
      Ordinary income.............................           133         N/A
      Long-term capital gain......................           261         N/A
CLASS R4(B)
Distributions paid from:
      Ordinary income.............................         7,542          --
      Long-term capital gain......................        14,808         807
CLASS R5(A)
Distributions paid from:
      Ordinary income.............................           133         N/A
      Long-term capital gain......................           261         N/A

(a)  For the period from Dec. 11, 2006 (inception date) to March 31, 2007.
(b)  Effective Dec. 11, 2006, Class Y was renamed Class R4.

--------------------------------------------------------------------------------

                     RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 ANNUAL REPORT  35

At March 31, 2007, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income..............................    $        --
Accumulated long-term gain (loss)..........................    $ 7,387,218
Unrealized appreciation (depreciation).....................    $32,912,232

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

--------------------------------------------------------------------------------

 36 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 ANNUAL REPORT

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.92% to 0.795% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Small-Cap Growth Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the fee by $74,739 for the year ended March 31, 2007.

The Investment Manager has Subadvisory Agreements with Turner Investment Partners, Inc., UBS Global Asset Management (Americas) Inc., Essex Investment Management Company, LLC and Federated MDTA, LLC. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interest of the shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase.

Other expenses in the amount of $6,885 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for the former Board Chair, compensation as well as retirement benefits. Certain other aspects of the former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Professional fees include fees paid by the Fund for legal services and independent auditor services.

--------------------------------------------------------------------------------

                     RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 ANNUAL REPORT  37

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y as Class R4, the fee structure under the Transfer Agency Agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. The Fund will pay the Transfer Agent an annual asset-based fee of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. Prior to Dec. 11, 2006, the Fund paid the Transfer Agent an annual account-based fee of $17.50 per shareholder account.

In addition, the Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R5 shares.

Prior to Dec. 11, 2006, Class I paid a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations. Effective Dec. 11, 2006, this fee was eliminated.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Beginning Dec. 11, 2006, a new Plan Administration Services Agreement was adopted for the restructured Class R4 and the introduction of Class R2 and Class R3. The fee is calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares.

Prior to Dec. 11, 2006, under a Shareholder Service Agreement, the Fund paid the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee was calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

--------------------------------------------------------------------------------

 38 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 ANNUAL REPORT

Sales charges received by the Distributor for distributing Fund shares were $206,279 for Class A, $58,719 for Class B and $317 for Class C for the year ended March 31, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the year ended March 31, 2007, the Investment Manager and its affiliates waived certain fees and expenses (excluding fees and expenses of acquired funds), such that net expenses were 1.65% for Class A, 2.42% for Class B, 2.42% for Class C, 1.15% for Class I, 1.86% for Class R2, 1.60% for Class R3, 1.47% for Class R4 and 1.12% for Class R5. Of these waived fees and expenses, the transfer agency fees waived for Class A, Class B, Class C and Class R4 were $139,660, $56,537, $5,414 and $259, respectively. Under this agreement, which was effective until March 31, 2007, the Investment Manager and its affiliates agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, would not exceed 1.61% for Class A, 2.38% for Class B, 2.38% for Class C, 1.26% for Class I, 1.96% for Class R2, 1.71% for Class R3, 1.44% for Class R4 and 1.21% for Class R5 of the Fund's average daily net assets. Effective as of April 1, 2007, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until March 31, 2008, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.59% for Class A, 2.36% for Class B, 2.35% for Class C, 1.14% for Class I, 1.94% for Class R2, 1.69% for Class R3, 1.44% for Class R4 and 1.19% for Class R5 of the Fund's average daily net assets.

During the year ended March 31, 2007, the Fund's custodian and transfer agency fees were reduced by $12,105 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

In addition, the Fund received a one time payment of $2,641 by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. This amount was insignificant to the Fund's net asset value and total return.

--------------------------------------------------------------------------------

                     RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 ANNUAL REPORT  39

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $256,248,453 and $278,493,593, respectively, for the year ended March 31, 2007. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                           YEAR ENDED MARCH 31, 2007
                         CLASS A       CLASS B       CLASS C      CLASS I    CLASS R2(A)
----------------------------------------------------------------------------------------
Sold                     3,090,209      707,128       80,919     6,522,235       951
Issued for reinvested
 distributions           2,016,077      857,726       88,519       794,088        --
Redeemed                (9,656,870)  (4,423,877)    (350,410)     (614,246)       --
----------------------------------------------------------------------------------------
Net increase
 (decrease)             (4,550,584)  (2,859,023)    (180,972)    6,702,077       951
----------------------------------------------------------------------------------------

                       CLASS R3(A)   CLASS R4(B)   CLASS R5(A)
----------------------------------------------------------------------------------------
Sold                           951       37,977          951
Issued for reinvested
 distributions                  --        4,670           --
Redeemed                        --      (42,330)          --
----------------------------------------------------------------------------------------
Net increase
 (decrease)                    951          317          951
----------------------------------------------------------------------------------------

                                           YEAR ENDED MARCH 31, 2006
                         CLASS A       CLASS B       CLASS C      CLASS I    CLASS R4(B)
----------------------------------------------------------------------------------------
Sold                     4,396,220    1,186,833      134,922     2,094,355      54,480
Issued for reinvested
 distributions             153,251       72,507        6,833        12,495         166
Redeemed               (13,743,148)  (6,577,532)    (581,041)       (4,278)    (28,289)
----------------------------------------------------------------------------------------
Net increase
 (decrease)             (9,193,677)  (5,318,192)    (439,286)    2,102,572      26,357
----------------------------------------------------------------------------------------

(a)  For the period from Dec. 11, 2006 (inception date) to March 31, 2007.
(b)  Effective Dec. 11, 2006, Class Y was renamed Class R4.

--------------------------------------------------------------------------------

 40 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 ANNUAL REPORT

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the investment management services agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At March 31, 2007, securities valued at $2,645,720 were on loan to brokers. For collateral, the Fund received $2,813,000 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Investments in securities." Income from securities lending amounted to $50,904 for the year ended March 31, 2007. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

7. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Prior to this agreement, the Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings under the facility outstanding during the year ended March 31, 2007.

--------------------------------------------------------------------------------

                     RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 ANNUAL REPORT  41

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

--------------------------------------------------------------------------------

 42 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 ANNUAL REPORT

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

                     RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 ANNUAL REPORT  43

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED MARCH 31,           2007              2006           2005           2004           2003
Net asset value, beginning of period      $5.42          $4.19          $4.38          $2.80          $4.43
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.07)          (.06)          (.06)          (.04)          (.04)
Net gains (losses) (both realized and
 unrealized)                                .03           1.32           (.13)          1.62          (1.59)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.04)          1.26           (.19)          1.58          (1.63)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains          (.41)          (.03)            --             --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.97          $5.42          $4.19          $4.38          $2.80
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $114           $149           $153           $208           $118
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        1.65%(d)       1.68%(d)       1.63%          1.64%          1.55%(d)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets             (1.22%)        (1.20%)        (1.29%)        (1.18%)        (1.23%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         119%           152%           153%           224%           175%
-----------------------------------------------------------------------------------------------------------
Total return(e)                           (.24%)        30.06%         (4.34%)        56.43%        (36.79%)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.76%, 1.73% and 1.79% for the years ended March 31, 2007, 2006 and 2003, respectively.
(e)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

 44 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 ANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED MARCH 31,           2007              2006           2005           2004           2003
Net asset value, beginning of period      $5.21          $4.06          $4.28          $2.76          $4.39
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.10)          (.09)          (.10)          (.07)          (.06)
Net gains (losses) (both realized and
 unrealized)                                .02           1.27           (.12)          1.59          (1.57)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.08)          1.18           (.22)          1.52          (1.63)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains          (.41)          (.03)            --             --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.72          $5.21          $4.06          $4.28          $2.76
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $44            $63            $71           $102            $58
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        2.42%(d)       2.45%(d)       2.40%          2.40%          2.31%(d)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets             (1.99%)        (1.97%)        (2.06%)        (1.94%)        (1.99%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         119%           152%           153%           224%           175%
-----------------------------------------------------------------------------------------------------------
Total return(e)                          (1.03%)        29.05%         (5.14%)        55.07%        (37.13%)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 2.53%, 2.50% and 2.55% for the years ended March 31, 2007, 2006 and 2003, respectively.
(e)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

                     RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 ANNUAL REPORT  45

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED MARCH 31,           2007              2006           2005           2004           2003
Net asset value, beginning of period      $5.21          $4.06          $4.28          $2.76          $4.39
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.10)          (.09)          (.10)          (.07)          (.06)
Net gains (losses) (both realized and
 unrealized)                                .02           1.27           (.12)          1.59          (1.57)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.08)          1.18           (.22)          1.52          (1.63)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains          (.41)          (.03)            --             --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.72          $5.21          $4.06          $4.28          $2.76
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $5             $6             $6             $9             $5
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        2.42%(d)       2.45%(d)       2.40%          2.40%          2.31%(d)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets             (1.98%)        (1.96%)        (2.06%)        (1.94%)        (1.99%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         119%           152%           153%           224%           175%
-----------------------------------------------------------------------------------------------------------
Total return(e)                          (1.05%)        29.05%         (5.14%)        55.07%        (37.13%)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 2.52%, 2.50% and 2.55% for the years ended March 31, 2007, 2006 and 2003, respectively.
(e)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

 46 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 ANNUAL REPORT

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED MARCH 31,           2007              2006           2005        2004(B)
Net asset value, beginning of period      $5.51          $4.23          $4.40          $4.52
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.04)          (.03)          (.05)          (.03)
Net gains (losses) (both realized and
 unrealized)                                .02           1.34           (.12)          (.09)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.02)          1.31           (.17)          (.12)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains          (.41)          (.03)            --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.08          $5.51          $4.23          $4.40
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $51            $19             $6             $1
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                        1.15%          1.13%(e)       1.07%          1.18%(e),(f)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              (.71%)         (.69%)         (.72%)         (.49%)(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         119%           152%           153%           224%
-----------------------------------------------------------------------------------------------------------
Total return(g)                            .15%         30.96%         (3.86%)        (2.65%)(h)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to March 31, 2004.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class I would have been 1.15% and 1.56% for the periods ended March 31, 2006 and 2004, respectively.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.

--------------------------------------------------------------------------------

                     RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 ANNUAL REPORT  47

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED MARCH 31,          2007(B)
Net asset value, beginning of period      $5.26
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.05)
Net gains (losses) (both realized and
 unrealized)                                .22
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .17
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains          (.41)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.02
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                        1.86%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets             (1.36%)(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         119%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           3.74%(g)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to March 31, 2007.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

 48 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 ANNUAL REPORT

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED MARCH 31,          2007(B)
Net asset value, beginning of period      $5.26
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.05)
Net gains (losses) (both realized and
 unrealized)                                .22
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .17
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains          (.41)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.02
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                        1.60%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets             (1.11%)(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         119%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           3.74%(g)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to March 31, 2007.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

                     RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 ANNUAL REPORT  49

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED MARCH 31,           2007              2006           2005           2004           2003
Net asset value, beginning of period      $5.46          $4.22          $4.40          $2.81          $4.43
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.05)          (.05)          (.05)          (.04)          (.03)
Net gains (losses) (both realized and
 unrealized)                                .02           1.32           (.13)          1.63          (1.59)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.03)          1.27           (.18)          1.59          (1.62)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains          (.41)          (.03)            --             --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.02          $5.46          $4.22          $4.40          $2.81
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--            $--            $--            $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b),(c)                        1.47%(d)       1.48%(d)       1.44%          1.45%          1.37%(d)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets             (1.04%)        (1.03%)        (1.11%)         (.97%)        (1.06%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         119%           152%           153%           224%           175%
-----------------------------------------------------------------------------------------------------------
Total return(e)                           (.04%)        30.08%         (4.09%)        56.58%        (36.57%)
-----------------------------------------------------------------------------------------------------------

 *   Effective Dec. 11, 2006, Class Y was renamed Class R4.
(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 1.55%, 1.53% and 1.61% for the years ended March 31, 2007, 2006 and 2003, respectively.
(e)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

 50 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 ANNUAL REPORT

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED MARCH 31,          2007(B)
Net asset value, beginning of period      $5.26
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.04)
Net gains (losses) (both realized and
 unrealized)                                .22
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .18
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains          (.41)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.03
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                        1.12%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              (.62%)(e)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)         119%
-----------------------------------------------------------------------------------------------------------
Total return(f)                           3.95%(g)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to March 31, 2007.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

                     RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 ANNUAL REPORT  51

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS

RIVERSOURCE STRATEGY SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of RiverSource Small Cap Growth Fund (a series of RiverSource Strategy Series, Inc.) as of March 31, 2007, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended March 31, 2007, and the financial highlights for each of the years or periods in the five-year period ended March 31, 2007. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Small Cap Growth Fund as of March 31, 2007, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Minneapolis, Minnesota
May 21, 2007

--------------------------------------------------------------------------------

 52 RIVERSOURCE SMALL CAP GROWTH FUND -- 2007 ANNUAL REPORT

PART C. OTHER INFORMATION

Item 23. Exhibits

(a)(1) Articles of Incorporation as amended Nov. 14, 1991, filed as Exhibit 1 to Registrant's Post-Effective Amendment No. 18 to Registration Statement No. 2-89288 are incorporated by reference.

(a)(2) Articles of Amendment, dated June 16, 1999, filed electronically as Exhibit (a)(2) to Registrant's Post-Effective Amendment No. 44 to Registration Statement No. 2-89288 is incorporated by reference.

(a)(3) Articles of Amendment, dated November 14, 2002, filed electronically as Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 45 to Registration Statement No. 2-89288, is incorporated by reference.

(a)(4) Articles of Amendment, dated April 21, 2006, filed electronically on or about May 24, 2006 as Exhibit (a)(4) to Registrant's Post-Effective Amendment No. 52 to Registration Statement No. 2-89288 are incorporated by reference.

(b) By-laws of AXP Strategy Series, Inc. as amended January 11, 2001, filed as Exhibit (b) to Registrant's Post-Effective Amendment No. 42 to Registration Statement No. 2-89288, are incorporated by reference.

(c) Stock Certificate filed as Exhibit 4 to Post-Effective Amendment No. 3 to Registration Statement No. 2-89288 is incorporated by reference.

(d)(1) Investment Management Services Agreement, amended and restated as of May 1, 2006, between Registrant and RiverSource Investments, LLC filed electronically on or about May 24, 2006 as Exhibit (d)(1) to Registrant's Post-Effective Amendment No. 52 to Registration Statement No. 2-89288 is incorporated by reference.

(d)(2) Subadvisory Agreement between RiverSource Investments, LLC and Kenwood Capital Management LLC, dated March 1, 2006, filed electronically on or about May 24, 2006 as Exhibit (d)(2) to Registrant's Post-Effective Amendment No. 52 to Registration Statement No. 2-89288 is incorporated by reference.

(d)(3) Subadvisory Agreement between Essex Investment Management Company, LLC and Ameriprise Financial, Inc., dated Sept. 23, 2005, filed electronically on or about May 24, 2006 as Exhibit (d)(3) to Registrant's Post-Effective Amendment No. 52 to Registration Statement No. 2-89288 is incorporated by reference.

(d)(4) Subadvisory Transfer Agreement between Ameriprise Financial, Inc., RiverSource Investments, LLC and Essex Investment Management Company, LLC, dated Oct. 1, 2005, filed electronically on or about May 24, 2006 as Exhibit (d)(4) to Registrant's Post-Effective Amendment No. 52 to Registration Statement No. 2-89288 is incorporated by reference.

(d)(5) Subadvisory Agreement between MDTA, LLC and RiverSource Investments, LLC, dated July 14, 2006, filed electronically on or about March 28, 2007 as Exhibit (d)(5) to Registrant's Post-Effective Amendment No. 54 to Registration Statement No. 2-89288 is incorporated by reference.

(d)(6) Subadvisory Agreement by and between American Express Financial Corporation and Turner Investment Partners, Inc., dated April 7, 2003, filed electronically on or about May 26, 2004 as Exhibit (d)(6) to Registrant's Post-Effective Amendment No. 49 to Registration Statement No. 2-89288 is incorporated by reference.

(d)(7) Amendment, dated July 21, 2003, to Subadvisory Agreement between American Express Financial Corporation and Turner Investment Partners, Inc., dated April 7, 2003, filed electronically on or about May 24, 2006 as Exhibit
     (d)(8) to Registrant's Post-Effective Amendment No. 52 to Registration Statement No. 2-89288 is incorporated by reference.

(d)(8) Subadvisory Transfer Agreement between Ameriprise Financial, Inc., RiverSource Investments, LLC and Turner Investment Partners, Inc., dated Oct. 1, 2005, filed electronically on or about May 24, 2006 as Exhibit
     (d)(9) to Registrant's Post-Effective Amendment No. 52 to Registration Statement No. 2-89288 is incorporated by reference.

(d)(9) Amendment Two, dated Nov. 11, 2005, to Subadvisory Agreement between RiverSource Investments, LLC and Turner Investment Partners, Inc., dated April 7, 2003, filed electronically on or about May 24, 2006 as Exhibit
     (d)(10) to Registrant's Post-Effective Amendment No. 52 to Registration Statement No. 2-89288 is incorporated by reference.

(d)(10) Subadvisory Agreement by and between American Express Financial Corporation and UBS Global Asset Management (Americas) Inc., dated July 21, 2003, filed electronically on or about May 26, 2004 as Exhibit (d)(5) to Registrant's Post-Effective Amendment No. 49 to Registration Statement No. 2-89288 is incorporated by reference.

(d)(11) Subadvisory Transfer Agreement between Ameriprise Financial, Inc., RiverSource Investments, LLC and UBS Global Asset Management (Americas) Inc., dated Oct. 1, 2005, filed electronically on or about May 24, 2006 as Exhibit (d)(12) to Registrant's Post-Effective Amendment No. 52 to Registration Statement No. 2-89288 is incorporated by reference.

(e)(1) Distribution Agreement, effective Oct. 1, 2005, amended and restated as of May 1, 2007, between Registrant and Ameriprise Financial Services, Inc. filed electronically on or about May 29, 2007 as Exhibit (e)(1) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-93745 is incorporated by reference.

(e)(2) Distribution Agreement, effective Aug. 1, 2006, amended and restated as of May 1, 2007, between Registrant and RiverSource Distributors, Inc. filed electronically on or about May 29, 2007 as Exhibit (e)(2) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-93745 is incorporated by reference.

(f)  Bonus or Profit Sharing Contracts: Not Applicable.

(g)(1) Custodian Agreement, dated Oct. 1, 2005, amended and restated as of May 1, 2007, between Registrant and Ameriprise Trust Company filed electronically on or about May 29, 2007 as Exhibit (g)(1) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-93745 is incorporated by reference.

(g)(2) Custodian Agreement between American Express Trust Company and The Bank of New York dated May 13, 1999, filed electronically as Exhibit (g)(3) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745, filed on or about May 25, 1999 is incorporated by reference.

(g)(3) Custodian Agreement First Amendment between American Express Trust Company and The Bank of New York, dated Dec. 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(4) Custodian Agreement Second Amendment between American Express Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(5) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated Jan. 31, 2002, filed electronically as Exhibit
     (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(6) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit
     (g)(8) to AXP Partners Series, Inc. Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(h)(1) Administrative Services Agreement, amended and restated as of May 1, 2006, between Registrant and Ameriprise Financial, Inc. filed electronically on or about May 24, 2006 as Exhibit (h)(2) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 44 to Registration Statement No. 2-93745 is incorporated by reference.

(h)(2) Transfer Agency Agreement, dated Oct. 1, 2005, amended and restated as of May 1, 2007, between Registrant and RiverSource Service Corporation filed electronically on or about May 29, 2007 as Exhibit (h)(2) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-93745 is incorporated by reference.

(h)(3) Master Plan Administration Services Agreement, dated Dec. 1, 2006, amended and restated as of May 1, 2007, between Registrant and RiverSource Service Corporation filed electronically on or about May 29, 2007 as Exhibit (h)(3) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-93745 is incorporated by reference.

(h)(4) Master Fee Cap/Fee Waiver Agreement, dated, Oct. 1, 2005, as amended Jan. 11, 2007, between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, Ameriprise Financial Services, Inc., RiverSource Distributors, Inc. and the RiverSource Funds filed electronically on or about March 28, 2007 as Exhibit (h)(8) to RiverSource Market Advantage Series, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 33-30770 is incorporated by reference.

(h)(5) License Agreement, amended and restated, dated May 1, 2006, between Ameriprise Financial, Inc. and RiverSource Funds filed electronically on or about May 24, 2006 as Exhibit (h)(5) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 44 to Registration Statement No. 2-93745 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j) Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

(k)  Omitted Financial Statements: Not Applicable.

(l)  Initial Capital Agreement: Not Applicable.

(m)(1) Plan and Agreement of Distribution, dated May 1, 2006, amended and restated as of May 1, 2007, between Registrant and Ameriprise Financial Services, Inc. filed electronically on or about May 29, 2007 as Exhibit
     (m)(1) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-93745 is incorporated by reference.

(m)(2) Plan and Agreement of Distribution, dated Aug. 1, 2006, amended and restated as of May 1, 2007, between Registrant and RiverSource Distributors, Inc. filed electronically on or about May 29,

     2007 as Exhibit (m)(2) to RiverSource Selected Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-93745 is incorporated by reference.

(n) Rule 18f - 3(d) Plan, amended and restated as of Dec. 11, 2006, filed electronically on or about Jan. 26, 2007 as Exhibit (n) to RiverSource Equity Series, Inc. Post-Effective Amendment No. 103 to Registration Statement No. 2-13188 is incorporated by reference.

(o)  Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Dec. 22, 2006 as Exhibit (p)(1) to RiverSource International Series, Inc. Post-Effective Amendment No. 46 to Registration Statement No. 2-92309 is incorporated by reference.

(p)(2) Codes of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, RiverSource Small Cap Advantage Fund's Subadviser Kenwood Capital Management LLC and Registrant's principal underwriter, dated Jan. 2007 and April 2006, filed electronically on or about Jan. 26, 2007 as Exhibit
     (p)(2) to RiverSource Equity Series, Inc. Post-Effective Amendment No. 103 to Registration Statement No. 2-13188 are incorporated by reference.

(p)(3) Code of Ethics adopted under Rule 17j-1 for RiverSource Small Cap Growth Fund's Subadviser Essex Investment Management Company, LLC, dated January 2007, is filed electronically herewith as Exhibit (p)(3) to Registrant's Post-Effective Amendment No. 55 to Registration Statement No. 2-89288.

(p)(4) Code of Ethics adopted under Rule 17j-1 for RiverSource Small Cap Growth Fund's Subadviser MDTA, LLC to be filed by Amendment.

(p)(5) Code of Ethics adopted under Rule 17j-1 for RiverSource Small Cap Growth Fund's Subadviser Turner Investment Partners, Inc., dated Feb. 1, 2005, filed electronically on or about May 24, 2006 as Exhibit (p)(5) to Registrant's Post-Effective Amendment No. 52 to Registration Statement No. 2-89288 is incorporated by reference.

(p)(6) Code of Ethics adopted under Rule 17j-1 for RiverSource Small Cap Growth Fund's Subadviser UBS Global Asset Management (Americas) Inc. is filed electronically herewith as Exhibit (p)(6) to Registrant's Post-Effective Amendment No. 55 to Registration Statement No. 2-89288.

(q)(1) Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated Dec. 5, 2006, filed electronically on or about March 28, 2007 as Exhibit (q)(1) to Registrant's Post-Effective Statement No. 54 to Registration Statement No. 2-89288 is incorporated by reference.

(q)(2) Officers Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 9, 2002, filed electronically as Exhibit (q)(2) to Registrant's Post-Effective Amendment No. 43 to Registration Statement No. 2-89288 filed on or about Feb. 15, 2002, is incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with Registrant:

         None.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 26.        Business and Other Connections of Investment Adviser (RiverSource Investments, LLC.)

Directors and officers of RiverSource Investments, LLC. who are directors and/or officers of one or more other companies:

Name and Title                 Other company(s)                   Address*                     Title within other
                                                                                               company(s)
-------------------------      -----------------------            -------------------------    -----------------------
Neysa M. Alecu                 Advisory Capital Partners LLC                                   Anti-Money Laundering
Anti-Money Laundering                                                                          Officer
Officer
                               Advisory Capital Strategies                                     Anti-Money Laundering
                               Group Inc.                                                      Officer

                               Advisory Convertible Arbitrage                                  Anti-Money Laundering
                               LLC                                                             Officer

                               Advisory Select LLC                                             Anti-Money Laundering
                                                                                               Officer

                               American Enterprise                                             Anti-Money Laundering
                               Investment Services, Inc.                                       Officer

                               American Enterprise REO 1 LLC                                   Anti-Money Laundering

                               American Express Asset Management                               Anti-Money Laundering
                               International, Inc.                                             Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Alabama Inc.                                          Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Arizona Inc.                                          Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Idaho Inc.                                            Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Maryland Inc.                                         Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Massachusetts Inc.                                    Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Nevada Inc.                                           Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of New Mexico Inc.                                       Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Oklahoma Inc.                                         Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Texas Inc.                                            Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Wyoming Inc.                                          Officer

                               American Partners Life                                          Anti-Money Laundering
                               Insurance Company                                               Officer

                               Ameriprise Auto & Home Insurance                                Anti-Money Laundering
                               Agency Inc.                                                     Officer

                               Ameriprise Certificate Company                                  Anti-Money Laundering
                                                                                               Officer

                               Ameriprise Financial Inc.                                       Anti-Money Laundering

                               Ameriprise Financial Services,                                  Anti-Money Laundering
                               Inc.                                                            Officer

                               Boston Equity General                                           Anti-Money Laundering
                               Partner LLC                                                     Officer

                               IDS Capital Holdings Inc.                                       Anti-Money Laundering
                                                                                               Officer

                               RiverSource Life Insurance Company                              Anti-Money Laundering
                                                                                               Officer

                               IDS Management Corporation                                      Anti-Money Laundering
                                                                                               Officer

                               RiverSource Distributors Inc.                                   Anti-Money Laundering
                                                                                               Officer

                               RiverSource Service Corporation                                 Anti-Money Laundering
                                                                                               Officer

Ward D. Armstrong              Ameriprise Express Asset                                        Director
Director and Senior            Management International Inc.
Vice President

                               Ameriprise Financial Inc.                                       Senior Vice President -
                                                                                               Retirement Services and
                                                                                               Asset Management Group

                               Ameriprise Financial                                            Senior Vice President -
                               Services Inc.                                                   Retirement Services and
                                                                                               Asset Management Group

                               Ameriprise Trust                                                Director and Chairman of
                               Company                                                         the Board

                               Kenwood Capital Management LLC                                  Manager

John M. Baker                  Ameriprise Financial Inc.                                       Vice President - Plan Sponsor
Vice President                                                                                 Services

                               Ameriprise Financial                                            Vice President - Chief Client
                               Services Inc.                                                   Service Officer

                               Ameriprise Trust                                                Director and Senior Vice President
                               Company

Dimitris Bertsimas             None                                                            None
Vice President and Senior
Portfolio Manager

Walter S. Berman               Advisory Capital Partners LLC                                   Treasurer
Treasurer
                               Advisory Capital Strategies                                     Treasurer
                               Group Inc.

                               Advisory Convertible Arbitrage                                  Treasurer
                               LLC

                               Advisory Select LLC                                             Treasurer

                               American Enterprise REO 1, LLC                                  Treasurer

                               American Express Asset Management                               Treasurer
                               International, Inc.

                               American Express                                                Vice President and Treasurer
                               Financial Advisors Services
                               Japan Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Alabama Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Arizona Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Idaho Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Maryland Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Nevada Inc.

                               American Express Insurance                                      Treasurer
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Wyoming Inc.

                               American Express Property                                       Treasurer
                               Casualty Insurance Agency
                               of Kentucky Inc.

                               American Express Property                                       Treasurer
                               Casualty Insurance Agency
                               of Maryland Inc.

                               American Express Property                                       Treasurer
                               Casualty Insurance Agency
                               of Pennsylvania Inc.

                               Ameriprise Auto & Home Insurance                                Treasurer
                               Agency Inc.

                               Ameriprise Certificate Company                                  Treasurer

                               Ameriprise Financial Inc.                                       Executive Vice President and
                                                                                               Chief Financial

                               Ameriprise Financial                                            Director
                               Services Inc.

                               Ameriprise Insurance Company                                    Treasurer

                               AMEX Assurance Company                                          Treasurer

                               Boston Equity General                                           Treasurer
                               Partner LLC

                               IDS Cable Corporation                                           Treasurer

                               IDS Cable II Corporation                                        Treasurer

                               IDS Capital Holdings Inc.                                       Treasurer

                               RiverSource Life Insurance Company                              Vice President and Treasurer

                               RiverSource Life Insurance Co.                                  Vice President and Treasurer
                               of New York

                               IDS Management Corporation                                      Treasurer

                               IDS Partnership Services                                        Treasurer
                               Corporation

                               IDS Property Casualty                                           Treasurer
                               Insurance Company

                               IDS Realty Corporation                                          Treasurer

                               IDS REO 1, LLC                                                  Treasurer

                               IDS REO 2, LLC                                                  Treasurer

                               Investors Syndicate                                             Vice President and Treasurer
                               Development Corp.

                               Kenwood Capital                                                 Treasurer
                               Management LLC

                               RiverSource Service Corporation                                 Treasurer

                               RiverSource Tax Advantaged                                      Treasurer
                               Investments Inc.

                               Threadneedle Asset Management                                   Director
                               Holdings LTD

Richard N. Bush                Advisory Capital Partners LLC                                   Senior Vice President - Corporate Tax
Senior Vice President -
Corporate Tax
                               Advisory Capital Strategies                                     Senior Vice President - Corporate Tax
                               Group Inc.

                               Advisory Convertible Arbitrage                                  Senior Vice President - Corporate Tax
                               LLC

                               American Enterprise Investment                                  Senior Vice President - Corporate Tax
                               Services Inc

                               American Enterprise REO 1 LLC                                   Senior Vice President - Corporate Tax

                               American Express Asset                                          Senior Vice President - Corporate Tax
                               Management International Inc

                               American Express Financial                                      Senior Vice President - Corporate Tax
                               Advisors Japan Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Alabama Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Arizona Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Idaho Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Maryland Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Nevada Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of New Mexico Inc

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Wyoming Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Kentucky Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Maryland Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Pennsylvania Inc.

                               Ameriprise Financial Inc.                                       Senior Vice President - Corporate Tax

                               Ameriprise Financial Services                                   Senior Vice President - Corporate Tax
                               Inc.

                               Ameriprise Insurance Company                                    Senior Vice President - Corporate Tax

                               AMEX Assurance Company                                          Senior Vice President - Corporate Tax

                               Boston Equity General Partner LLC                               Senior Vice President - Corporate Tax

                               IDS Cable Corporation                                           Senior Vice President - Corporate Tax

                               IDS Cable II Corporation                                        Senior Vice President - Corporate Tax

                               IDS Capital Holdings Inc.                                       Senior Vice President - Corporate Tax

                               IDS Futures Corporation                                         Senior Vice President - Corporate Tax

                               RiverSource Life Insurance Company                              Senior Vice President - Corporate Tax

                               RiverSource Life Insurance Co. of                               Senior Vice President - Corporate Tax
                               New York

                               IDS Management Corporation                                      Senior Vice President - Corporate Tax

                               IDS Property Casualty Insurance                                 Senior Vice President - Corporate Tax
                               Company

                               IDS Realty Corporation                                          Senior Vice President - Corporate Tax

                               IDS REO 1 LLC                                                   Senior Vice President - Corporate Tax

                               IDS REO 2 LLC                                                   Senior Vice President - Corporate Tax

                               RiverSource Service Corporation                                 Senior Vice President - Corporate Tax

                               Riversource Tax Advantaged                                      Senior Vice President - Corporate Tax
                               Investments Inc.

Kevin J. Callahan              None                                                            None
Vice President

Robert D. Ewing                Advisory Capital Strategies                                     Vice President
Vice President and Senior      Group Inc.
Portfolio Manager
                               Boston Equity General                                           Vice President
                               Partner LLC

Peter A. Gallus                Advisory Capital Partners LLC                                   President, Chief Operating Officer
Senior Vice President,                                                                         and Chief Compliance Officer
Chief Operating Officer
and Assistant Treasurer        Advisory Capital Strategies                                     Director, President, Chief Operating
                               Group Inc.                                                      Officer and Chief Compliance Officer

                               Advisory Convertible
                               Arbitrage LLC                                                   President, Chief Operating Officer
                                                                                               and Chief Compliance Officer

                               Advisory Select LLC                                             Vice President and Chief
                                                                                               Compliance Officer

                               American Express Asset                                          Assistant Treasurer
                               Management International, Inc.

                               Ameriprise Financial Inc.                                       Vice President - Investment
                                                                                               Administration

                               Ameriprise Financial                                            Vice President - CAO
                               Services Inc.                                                   Investment Management

                               Boston Equity General                                           President, Chief Operating Officer
                               Partner LLC                                                     and Chief Compliance Officer

                               IDS Capital Holdings Inc.                                       Vice President and Controller

                               Kenwood Capital Management LLC                                  Manager

Jim Hamalainen                 Ameriprise Financial Inc.                                       Assistant Treasurer
Vice President - Asset
Liability Management           RiverSource Life Insurance Company                              Vice President - Investments

                               RiverSource Life Insurance Co. of New York                      Vice President - Investments

James C. Jackson               None                                                            None
Vice President and Senior
Portfolio Manager

Christopher P. Keating         Ameriprise Trust Company                                        Director
Head of Institutional Sales,
Client Service and
Consultant Relationships

Michelle M. Keeley             American Express                                                Director
Director and Executive Vice    Asset Management
President - Equity and         International Inc.
Fixed Income
                               Ameriprise                                                      Vice President-Investments
                               Certificate Company

                               Ameriprise Financial Inc.                                       Executive Vice President-Equity and
                                                                                               Fixed Income

                               Ameriprise Financial                                            Executive Vice President-Equity and
                               Services Inc.                                                   Fixed Income

                               Ameriprise Insurance Company                                    Vice President-Investments

                               AMEX Assurance Company                                          Vice President-Investments

                               RiverSource Life Insurance Company                              Vice President-Investments

                               Ameriprise Property Casualty Insurance                          Vice President-Investments
                               Company

                               Kenwood Capital Management LLC                                  Manager

Brian J. McGrane               Advisory Capital Partners LLC                                   Vice President and Chief Financial
Vice President and                                                                             Officer
Chief Financial Officer        Advisory Capital                                                Vice President and Chief Financial
                               Strategies Group Inc.                                           Officer

                               Advisory Convertible                                            Vice President and Chief Financial
                               Arbitrage LLC                                                   Officer

                               Advisory Select LLC                                             Vice President and Chief Financial
                                                                                               Officer

                               American Express Asset                                          Vice President and Chief Financial
                               Management International Inc.                                   Officer

                               Ameriprise                                                      Vice President and Chief Financial
                               Certificate Company                                             Officer

                               Ameriprise Financial Inc.                                       Senior Vice President and Lead
                                                                                               Financial Officer Finance

                               Ameriprise Financial                                            Vice President and Lead
                               Services Inc.                                                   Financial Officer Finance

                               Ameriprise Trust Company                                        Director

                               Boston Equity General                                           Vice President and Chief Financial
                               Partner LLC                                                     Officer

                               RiverSource Life Insurance Company                              Director, Executive Vice President
                                                                                               and Chief Financial Officer

Thomas R. Moore                American Enterprise Investment                                  Secretary
Secretary                      Services Inc.

                               American Enterprise REO 1 LLC                                   Secretary

                               American Express Insurance                                      Secretary
                               Agency of Alabama Inc.

                               American Express Insurance                                      Secretary
                               Agency of Arizona Inc.

                               American Express Insurance                                      Secretary
                               Agency of Idaho Inc.

                               American Express Insurance                                      Secretary
                               Agency of Maryland Inc.

                               American Express Insurance                                      Secretary
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Secretary
                               Agency of Nevada Inc.

                               American Express Insurance                                      Secretary
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Secretary
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Secretary
                               Agency of Wyoming Inc.

                               American Partners Life                                          Secretary
                               Insurance Company

                               Ameriprise Financial Inc.                                       Secretary

                               Ameriprise Financial                                            Secretary
                               Services Inc.

                               Ameriprise Trust Company                                        Secretary

                               IDS Cable Corporation                                           Secretary

                               IDS Cable II Corporation                                        Secretary

                               IDS Capital Holdings Inc.                                       Secretary

                               RiverSource Life Insurance Company                              Secretary

                               RiverSource Life Insurance Co.                                  Secretary
                               of New York

                               IDS Management Corporation                                      Secretary

                               IDS Realty Corporation                                          Secretary

                               IDS REO 1 LLC                                                   Secretary

                               IDS REO 2 LLC                                                   Secretary

                               Investors Syndicate                                             Secretary
                               Development Corporation

                               RiverSource Distributors Inc.                                   Secretary

                               RiverSource Service Corporation                                 Secretary

                               RiverSource Tax Advantaged                                      Secretary
                               Investments Inc.

Thomas W. Murphy               Ameriprise Certificate Company                                  Vice President - Investments
Vice President and Senior
Sector Manager                 Ameriprise Insurance Company                                    Vice President - Investments

                               AMEX Assurance Company                                          Vice President - Investments

                               RiverSource Life Insurance Company                              Vice President - Investments

                               RiverSource Life Insurance Co.                                  Vice President - Investments
                               of New York

                               IDS Property Casualty                                           Vice President - Investments
                               Insurance Company

Patrick T. Olk                 None                                                            None
Vice President

Benji Orr                      Advisory Capital Partners LLC                                   Deputy Anti-Money Laundering
Deputy Anti-Money                                                                              Officer
Laundering
Officer                        Advisory Capital Strategies Group                               Deputy Anti-Money Laundering
                               Inc.                                                            Officer

                               Advisory Convertible Arbitrage                                  Deputy Anti-Money Laundering
                               LLC                                                             Officer

                               Advisory Select LLC                                             Deputy Anti-Money Laundering
                                                                                               Officer

                               American Enterprise Investment                                  Deputy Anti-Money Laundering
                               Services Inc                                                    Officer

                               American Enterprise REO 1 LLC                                   Deputy Anti-Money Laundering
                                                                                               Officer

                               American Express Asset Management                               Deputy Anti-Money Laundering
                               International Inc.                                              Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Alabama Inc.                                                 Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Arizona Inc.                                                 Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Idaho Inc.                                                   Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Maryland Inc.                                                Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Massachusetts Inc.                                           Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Nevada Inc.                                                  Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of New Mexico Inc.                                              Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Oklahoma Inc.                                                Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Texas Inc.                                                   Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Wyoming Inc.                                                 Officer

                               American Partners Life Insurance                                Deputy Anti-Money Laundering
                               Company                                                         Officer

                               Ameriprise Auto & Home Insurance                                Deputy Anti-Money Laundering
                               Agency Inc.                                                     Officer

                               Ameriprise Certificate Company                                  Deputy Anti-Money Laundering
                                                                                               Officer

                               Ameriprise Financial Inc.                                       Deputy Anti-Money Laundering
                                                                                               Officer

                               Ameriprise Financial Services,                                  Deputy Anti-Money Laundering
                               Inc.                                                            Officer

                               Boston Equity General Partner LLC                               Deputy Anti-Money Laundering
                                                                                               Officer

                               IDS Capital Holdings Inc.                                       Deputy Anti-Money Laundering
                                                                                               Officer

                               RiverSource Life Insurance Company                              Deputy Anti-Money Laundering
                                                                                               Officer

                               IDS Management Corporation                                      Deputy Anti-Money Laundering
                                                                                               Officer

                               RiverSource Distributors Inc.                                   Deputy Anti-Money Laundering
                                                                                               Officer

                               RiverSource Service Corporation                                 Deputy Anti-Money Laundering
                                                                                               Officer

Jennifer L. Ponce De Leon      None                                                            None
Vice President and Senior
Sector Manager High Yield

Warren E. Spitz                None                                                            None
Vice President and Senior
Portfolio Manager

Nainoor C. "Nick" Thakore      Advisory Capital Strategies                                     Vice President
Vice President and Senior      Group, Inc.
Portfolio Manager
                               Boston Equity General                                           Vice President
                               Partner LLC

William F. "Ted" Truscott      Advisory Capital Strategies                                     Director
President, Chairman of the     Group Inc.
Board and Chief Investment
Officer                        American Express Asset                                          Director
                               Management International, Inc.

                               Ameriprise Certificate Company                                  Director, President and Chief
                                                                                               Executive Officer

                               Ameriprise Financial Inc.                                       President - U.S. Asset Management
                                                                                               and Chief Investment Officer

                               Ameriprise Financial                                            Senior Vice President and
                               Services Inc.                                                   Chief Investment Officer

                               IDS Capital Holdings Inc.                                       Director and President

                               Kenwood Capital Management LLC                                  Manager

                               RiverSource Distributors, Inc.                                  Director

                               Threadneedle Asset Management                                   Director
                               Holdings LTD

* Unless otherwise noted, address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 27. Principal Underwriters.

(a) Ameriprise Financial Services, Inc. and RiverSource Distributors Inc. act as principal underwriters for the following investment companies:

         RiverSource California Tax-Exempt Trust; RiverSource Bond Series,
         Inc.; RiverSource Dimensions Series, Inc.; RiverSource Diversified
         Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource
         Global Series, Inc.; RiverSource Government Income Series, Inc.;
         RiverSource High Yield Income Series, Inc.; RiverSource Income
         Series, Inc.; RiverSource International Managers Series, Inc.;
         RiverSource International Series, Inc.; RiverSource Investment
         Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource
         Managers Series, Inc.; RiverSource Market Advantage Series, Inc.;
         RiverSource Money Market Series, Inc.; RiverSource Retirement Series
         Trust; RiverSource Sector Series, Inc.; RiverSource Selected Series,
         Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource
         Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.;
         RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt
         Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.;
         Ameriprise Certificate Company.

(b)  As to each director, officer or partner of the principal underwriter:
         Name and Principal                        Position and Offices with                 Offices with Registrant
         Business Address(1)                       Underwriters
         Neysa M. Alecu                            Anti-Money Laundering Officer(2),(3)      Anti-Money Laundering Officer

         Gumer C. Alvero                           Senior Vice President - Annuities(2)      None
                                                   Director(3)

         Ward D. Armstrong                         Senior Vice President -                   None
                                                   Retirement Services and
                                                   Asset Management Group(2)
                                                   None(3)

         Patrick Bannigan                          Senior Vice President -                   Office with Registrant
                                                   Asset Management,                         President
                                                   Products & Marketing Group(2)
                                                   None(3)




         John M. Baker                             Vice President - Chief                    None
                                                   Client Service Officer(2)
                                                   None(3)

         Timothy V. Bechtold                       Senior Vice President -                   None
                                                   Life and Health Insurance(2)
                                                   Director(3)

         Arthur H. Berman                          Senior Vice President and Treasurer(2)    None
                                                   None(3)

         Walter S. Berman                          Director(2)                               Treasurer
                                                   None(3)

         Leslie H. Bodell                          Vice President - Technologies I(2)        None
                                                   None(3)

         Rob Bohli                                 Group Vice President -                    None
         10375 Richmond Avenue #600                South Texas(2)
         Houston, TX 77042                         None(3)

         Walter K. Booker                          Group Vice President -                    None
         61 South Paramus Road                     New Jersey(2)
         Mack-Cali Office Center IV,               None(3)
         3rd Floor
         Paramus, NJ 07652

         Bruce J. Bordelon                         Group Vice President -                    None
         1333 N. California Blvd.,                 Northern California(2)
         Suite 200                                 None(3)
         Walnut Creek, CA 94596

         Randy L. Boser                            Vice President - Mutual Fund              None
                                                   Business Development(2)
                                                   None(3)

         Richard N. Bush                           Senior Vice President -                   None
                                                   Corporate Tax(2)
                                                   None(3)

         Patrick H. Carey                          Vice President - Fund Relationship(3)     None
                                                   None(2)

         Kenneth J. Ciak                           Vice President and                        None
         IDS Property Casualty                     General Manager - IDS
         1400 Lombardi Avenue                      Property Casualty(2)
         Green Bay, WI 54304                       None(3)

         Paul A. Connolly                          Vice President - RL HR/US Retail(2)       None
                                                   None(3)

         James M. Cracchiolo                       Director and Chairman of                  None
                                                   the Board(2)
                                                   None(3)

         Scott M. DiGiammarino                     Group Vice President -                    None
         Suite 500, 8045 Leesburg                  Washington D.C./Baltimore(2)
         Pike                                      None(3)
         Vienna, VA 22182

         Paul James Dolan                          Vice President - CAO Product Sales(2)     None
                                                   Chief Operating Officer and Chief
                                                   Administrative Officer(3)

         William J. Emptage                        Vice President - Strategic Planning(2)    None
                                                   None(3)

         Denise G. Ferguson                        Vice President - Government Affairs(2)    None
                                                   None(3)

         Benjamin R. Field                         Vice President - Finance                  None
                                                   Education and Planning Services(2)
                                                   None(3)

         Giunero Floro                             Vice President - Creative                 None
                                                   Services(2)
                                                   None(3)

         Terrence J. Flynn                         Vice President - Brokerage &              None
                                                   Clearing Operations(2)
                                                   None(3)

         Jeffrey P. Fox                            Vice President - Investment               Treasurer
                                                   Accounting(2)
                                                   Chief Financial Officer and Treasurer(3)

         Laura C. Gagnon                           Vice President - Investor Relations(2)    None
                                                   None(3)

         Peter A. Gallus                           Vice President - CAO - Ameriprise         None
                                                   Financial Services Investment
                                                   Management(2)
                                                   None(3)

         Gary W. Gassmann                          Group Vice President -                    None
         2677 Central Park Boulevard               Detroit Metro(2)
         Suite 350                                 None(3)
         Southfield, MN 48076

         John C. Greiber                           Group Vice President -                    None
                                                   Minnesota/Iowa(2)
                                                   None(3)

         Martin T. Griffin                         Vice President and National Sales         None
                                                   Manager External Channel(2)
                                                   President - Outside Distribution(3)

         Steven Guida                              Vice President -                          None
                                                   New Business and Service(2)
                                                   None(3)

         Janis K. Heaney                           Vice President -                          None
                                                   Incentive Management(2)
                                                   None(3)

         Brian M. Heath                            Director, Chief Executive Officer         None
         Suite 150                                 and President(2)
         801 E. Campbell Road                      None(3)
         Richardson, TX 75081

         Jon E. Hjelm                              Group Vice President -                    None
         655 Metro Place South                     Ohio Valley(2)
         Suite 570                                 None(3)
         Dublin, OH 43017

         David X. Hockenberry                      Group Vice President -                    None
         830 Crescent Centre Drive                 MidSouth(2)
         Suite 490                                 None(3)
         Franklin, TN 37067-7217

         Kelli A. Hunter                           Executive Vice President -                None
                                                   Human Resources(2)
                                                   None(3)

         Debra A. Hutchinson                       Vice President - Technologies I(2)        None
                                                   None(3)

         Theodore M. Jenkin                        Group Vice President -                    None
         6000 Freedom Square Drive                 Steel Cities(2)
         Suite 300                                 None(3)
         Cleveland, OH 44131

         James M. Jensen                           Vice President -                          None
                                                   Compensation and Licensing
                                                   Services(2)
                                                   None(3)

         Gregory C. Johnson                        Group Vice President -                    None
         4 Atrium Drive, #100                      Upstate New York/Vermont(2)
         Albany, NY 12205                          None(3)

         Jody M. Johnson                           Group Vice President -                    None
                                                   Twin Cities Metro(2)
                                                   None(3)

         Nancy E. Jones                            Vice President - Advisor                  None
                                                   Marketing(2)
                                                   None(3)

         William A. Jones                          Vice President - Technologies III(2)      None
                                                   None(3)

         John C. Junek                             Senior Vice President and                 None
                                                   General Counsel(2)
                                                   None(3)

         Michelle M. Keeley                        Executive Vice President -                Vice President - Investments
                                                   Equity and Fixed Income(2)
                                                   None(3)

         Raymond G. Kelly                          Group Vice President -                    None
         Suite 250                                 Northern Texas(2)
         801 East Campbell Road                    None(3)
         Richardson, TX 75081

         Richard Laiderman                         Treasurer(2),(3)                          None

         Lori J. Larson                            Vice President - Advisor                  None
                                                   Field Force Growth and
                                                   Retention(2)
                                                   None(3)

         Daniel E. Laufenberg                      Vice President - Chief                    None
                                                   U.S. Economist(2)
                                                   None(3)

         Jane W. Lee                               Vice President - General                  None
                                                   Manager Platinum Active Financial
                                                   Services(2)
                                                   None(3)

         Catherine M. Libbe                        Vice President - Marketing                None
                                                   & Product Retirement Services(2)
                                                   None(3)

         Kurt W. Lofgren                           Vice President and Chief Compliance
                                                   Officer - U.S. Retail Distribution(2)
                                                   None(3)

         Diane D. Lyngstad                         Chief Financial Officer and               None
                                                   Vice President - Comp and
                                                   Licensing Services(2)
                                                   None(3)

         Charles N. Maglaque                       Senior Vice President and                 None
                                                   Business Planning and
                                                   Operations for USAG(2)
                                                   None(3)

         Timothy J. Masek                          Vice President -                          None
                                                   Fixed Income Research(2)
                                                   None(3)

         Frank A. McCarthy                         Vice President and General Manager -      None
                                                   External Products Group(2)
                                                   None(3)

         Brian J. McGrane                          Vice President and Lead Financial         Vice President and
                                                   Officer - Finance(2)                      Chief Financial Officer
                                                   None(3)

         Dean O. McGill                            Group Vice President -                    None
         11835 W. Olympic Blvd                     Los Angeles Metro(2)
         Suite 900 East                            None(3)
         Los Angeles, CA 90064

         Jeffrey McGregor                          Vice President and National               None
                                                   Sales Manager for Distribution(2)
                                                   President - Inside Distribution(3)

         Sarah M. McKenzie                         Senior Vice President - Managed and       None
                                                   Brokerage Products (BMP)(2)
                                                   None(3)

         Penny J. Meier                            Vice President - Business                 None
                                                   Transformation/Six Sigma(2)
                                                   None(3)

         Thomas R. Moore                           Secretary(2),(3)                          Secretary

         Rebecca A. Nash                           Vice President - Service                  None
                                                   Operations(2)
                                                   None(3)

         Thomas V. Nicolosi                        Group Vice President -                    None
         Suite 220                                 New York Metro Area(2)
         500 Mamaroneck Ave.                       None(3)
         Harrison, NY 10528

         Gregory A. Nordmeyer                      Vice President and General
                                                   Manager - External Products Group(2)      None
                                                   None(3)

         Patrick H. O'Connell                      Group Vice President -                    None
         Commerce Center One                       Southern New England(2)
         333 East River                            None(3)
         Hartford, CT 06108-4200

         Geoffery Oprandy                          Group Vice President - Southwest(2)       None
         11811 N. Tatum Blvd. Suite 1030           None(3)
         Phoenix, AZ 85028

         Benji Orr                                 Deputy Anti-Money Laundering              Deputy Anti-Money Laundering
                                                   Officer(2),(3)                            Officer

         Douglas J. Parish                         General Auditor(2)                        None
                                                   None(3)

         Kristi L. Petersen                        Vice President - One Account              None
                                                   and Cash(2)
                                                   None(3)

         Scott R. Plummer                          None(2)                                   None
                                                   Chief Counsel(3)

         John G. Poole                             Group Vice President -                    None
         14755 North Outer Forty Road              Gateway/Springfield(2)
         Suite 500                                 None(3)
         Chesterfield, MO 63017

         Larry M. Post                             Group Vice President -                    None
         2 Constitution Plaza                      New England(2)
         Charlestown, MA 02129                     None(3)

         Michael J. Rearden                        Group Vice President -                    None
         1800 S. Pine Island Road, Suite 510       Southern Florida(2)
         Plantation, FL 33324                      None(3)

         Ralph D. Richardson III                   Group Vice President -                    None
         Suite 100                                 Carolinas(2)
         5511 Capital Center Drive                 None(3)
         Raleigh, NC 27606

         Mark A. Riordan                           Senior Vice President and                 None
                                                   Chief Financial Officer(2)
                                                   None(3)

         Julie Ruether                             None(2)                                   None
                                                   Chief Compliance Officer(3)

         Mark E. Schwarzmann                       None(2)                                   None
                                                   Director, President and Chief
                                                   Executive Officer(3)

         Kim M. Sharan                             Executive Vice President and
                                                   Chief Marketing Officer(2)
                                                   None(3)

         Jacqueline M. Sinjem                      Vice President - Plan                     None
                                                   Sponsor Services(2)
                                                   None(3)

         Martin S. Solhaug                         Vice President - International            None
                                                   Comp and Benefits(2)
                                                   None(3)

         Albert L. Soule                           Group Vice President -                    None
         6925 Union Park Center                    Western Frontier(2)
         Suite 200                                 None(3)
         Midvale, UT 84047

         Bridget M. Sperl                          Senior Vice President -                   None
                                                   Client Service Organization(2)
                                                   None(3)

         Kathy Stalwick                            Vice President(2)                         None
                                                   None(3)

         Paul J. Stanislaw                         Group Vice President -                    None
         Suite 1100                                Southern California/Hawaii(2)
         Two Park Plaza                            None(3)
         Irvine, CA 92614

         Lisa A. Steffes                           Vice President -                          None
                                                   Marketing Officer
                                                   Development(2)
                                                   None(3)

         David K. Stewart                          Vice President and Controller(2)          Vice President, Controller
                                                   None(3)                                   and Chief Accounting Officer

         Jeffrey J. Stremcha                       Vice President - Technologies I(2)        None
                                                   None(3)

         John T. Sweeney                           Vice President - Internal Reporting(2)    None
                                                   None(3)

         Joseph E. Sweeney                         President - Financial Planning,           None
                                                   Products and Services(2)
                                                   Senior Vice President,
                                                   General Manager - U.S. Brokerage
                                                   and Membership Banking(3)

         Craig P. Taucher                          Group Vice President -                    None
         Suite 150                                 Georgia/North Florida(2)
         4190 Belfort Rd.                          None(3)
         Jackonville, FL 32216

         Neil G. Taylor                            Group Vice President -                    None
         601 108th Ave North East                  Pacific Northwest(2)
         Suite 1800                                None(3)
         Bellevue, WA 98004-5902

         William F. "Ted" Truscott                 Senior Vice President and                 Board member and
                                                   Chief Investment Officer(2)               Vice President
                                                   Director(3)

         George F. Tsafaridis                      Vice President - Quality &                None
                                                   Service Support(2)
                                                   None(3)

         Janet M. Vandenbark                       Group Vice President -                    None
         3951 Westerre Parkway, Suite 250          Virginia(2)
         Richmond, VA 23233                        None(3)

         Ramanathan Venkataramanan                 Vice President - Technologies III(2)      None
                                                   None(3)

         Peter S. Velardi                          Senior Vice President -                   None
                                                   US Advisor Group South(2)
                                                   None(3)

         Andrew O. Washburn                        Vice President -                          None
                                                   Mutual Fund Marketing(2)
                                                   Vice President(3)

         Donald F. Weaver                          Group Vice President -                    None
         3500 Market Street,                       Eastern Pennsylvania/
         Suite 200                                 Delaware(2)
         Camp Hill, PA 17011                       None(3)

         Phil Wentzel                              Vice President - Finance(2)               None
                                                   None(3)

         Robert K. Whalen                          Group Vice President -                    None
         939 West North Ave                        Chicago Metro(2)
         Chicago, IL 60606                         None(3)

         Jeffrey A. Williams                       Senior Vice President -                   None
                                                   Cross-Sell/Strategic
                                                   Management(2)
                                                   None(3)

         William J. Williams                       Senior Vice President -                   None
                                                   US Advisor Group Central(2)
                                                   Senior Vice President -
                                                   Field Management(3)

         Dianne L. Wilson                          Vice President - Insurance                None
                                                   Operations(2)
                                                   None(3)

         Gayle W. Winfree                          Group Vice President -                    None
         1 Galleria Blvd. Suite 1900               Delta States(2)
         Metairie, LA 70001                        None(3)

         Michael R. Woodward                       Senior Vice President -                   None
         32 Ellicott St                            US Advisor Group East(2)
         Suite 100                                 Senior Vice President -
         Batavia, NY 14020                         Field Management(3)

         John R. Woerner                           Senior Vice President - Strategic         None
                                                   Planning and Business Development(2)
                                                   None(3)

(1)  Business address is: 70100 Ameriprise Financial Center, Minneapolis, MN
     55474 unless otherwise noted.

(2)  Position and Offices with Ameriprise Financial Services, Inc.

(3)  Position and Offices with RiverSource Distributors Inc.

Item 27 (c).   Not Applicable.

Item 28.       Location of Accounts and Records

               Ameriprise Financial, Inc.
               70100 Ameriprise Financial Center
               Minneapolis, MN  55474

Item 29.       Management Services

               Not Applicable.

Item 30.       Undertakings

               Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, RIVERSOURCE STRATEGY SERIES, INC., certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota on the 29th day of May, 2007.

RIVERSOURCE STRATEGY SERIES, INC.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of May, 2007.

Signature                               Capacity
---------                               --------


/s/ Stephen R. Lewis, Jr.*              Chair of the Board
-------------------------------------
Stephen R. Lewis, Jr.


/s/ Kathleen A. Blatz*                  Director
-------------------------------------
Kathleen A. Blatz


/s/ Arne H. Carlson*                    Director
-------------------------------------
Arne H. Carlson


/s/ Patricia M. Flynn*                  Director
-------------------------------------
Patricia M. Flynn


/s/ Anne P. Jones*                      Director
-------------------------------------
Anne P. Jones


/s/ Jeffrey Laikind*                    Director
-------------------------------------
Jeffrey Laikind


/s/ Catherine James Paglia*             Director
-------------------------------------
Catherine James Paglia


/s/ Alison Taunton-Rigby*               Director
-------------------------------------
Alison Taunton-Rigby


/s/ William F. Truscott*                Director
-------------------------------------
William F. Truscott

* Signed pursuant to Directors/Trustees Power of Attorney, dated Dec. 5, 2006, filed electronically on or about March 28, 2007 as Exhibit (q)(1) to Registrant's Post Effective Amendment No. 54 to Registration Statement No. 2-89288, by:


/s/ Scott R. Plummer
-------------------------------------
Scott R. Plummer

   CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 55 TO REGISTRATION STATEMENT
                                  NO. 2-89288

This post-effective amendment comprises the following papers and documents:

The facing sheet.

Part A.

        The prospectuses for:
        RiverSource Equity Value Fund.
        RiverSource Small Cap Advantage Fund.
        RiverSource Small Cap Growth Fund.

Part B.

        Statement of Additional Information.
        Financial Statements.

Part C.

        Other information.

The signatures.

                                  EXHIBIT INDEX

(i) Opinion and consent of counsel as to the legality of the securities being registered.

(j)  Consent of Independent Registered Public Accounting Firm.

(p)(3) Code of Ethics adopted under Rule 17j-1 for RiverSource Small Cap Growth Fund's Subadviser Essex Investment Management Company, LLC, dated January 2007.

(p)(6) Code of Ethics adopted under Rule 17j-1 for RiverSource Small Cap Growth Fund's Subadviser UBS Global Asset Management (Americas) Inc.